UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-22761

Investment Company Act file number

Stone Ridge Trust
(Exact name of registrant as specified in charter)

One Vanderbilt Avenue, 65th Floor

New York, New York 10017
(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

One Vanderbilt Avenue, 65th Floor

New York, New York 10017
(Name and address of agent for service)

(855) 609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2024

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a)

Stone Ridge High Yield Reinsurance Risk Premium Fund
Class I | SHRIX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “Fund”) for the period of  November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment(1)	Costs paid as a percentage of a $10,000 investment
Class I	$189	1.75%
(1) Expenses are equal to the share class’s expense ratio of 1.75%, multiplied by the average account value over the year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2024, the Fund’s Class I shares had a total return of 15.48%. The Fund is designed to capture the reinsurance risk premium by investing in a broad set of reinsurance-related securities, primarily focused on higher-yielding catastrophe bonds.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive performance was a function of two concurrent market dynamics: a substantial rise in reinsurance premiums as a result of losses experienced from Hurricane Ian in 2022 as well as a supply-demand imbalance for capital in the reinsurance industry.
PERFORMANCE COMMENTARY
The Fund’s performance is largely based on the occurrence or non-occurrence of natural or non-natural catastrophe events or other loss events around the world, which impact the performance of reinsurance-related securities. The Fund’s exposures span many different regions and types of events covered. Positive performance was a function of two concurrent market dynamics: a substantial rise in reinsurance premiums as a result of losses experienced from Hurricane Ian in 2022 as well as a supply-demand imbalance for capital in the reinsurance industry. Despite five landfalling hurricanes in the U.S. during the 2024 hurricane season (including major Hurricanes Helene and Milton), the combination of generationally-high premiums earned during the year and higher deductibles for reinsurance contributed to the strong performance for the Fund during the fiscal year.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $25,000,000 chart reflects a hypothetical $25,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.
Stone Ridge High Yield Reinsurance Risk Premium Fund	PAGE 1	TSR-AR-861728400

CUMULATIVE PERFORMANCE (Initial Investment of $25,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	15.48	7.49	5.41
ICE BofA US 3-Month Treasury Bill Total Return Index	5.39	2.36	1.69
Visit https://www.stoneridgefunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$3,311,248,942
Number of Holdings	298
Net Advisory Fee	$42,495,160
Portfolio Turnover	28.58%
Visit  https://www.stoneridgefunds.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Fund Portfolio Allocation By Year of Scheduled Maturity(1)	(%) of Net Assets
2024	3.7%
2025	19.0%
2026	25.6%
2027	27.4%
2028	7.1%
2029	0.1%
Not Applicable(2)	10.4%
Other(3)	6.7%
(1) Maturity dates listed for reinsurance-linked securities such as event-linked bonds and participation notes.
(2) Preference shares do not have maturity dates.
(3) Cash, cash equivalents, short-term investments and other assets in excess of liabilities.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/.
Stone Ridge High Yield Reinsurance Risk Premium Fund	PAGE 2	TSR-AR-861728400

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
Stone Ridge High Yield Reinsurance Risk Premium Fund	PAGE 3	TSR-AR-861728400

Stone Ridge High Yield Reinsurance Risk Premium Fund
Class M | SHRMX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “Fund”) for the period of  November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment(1)	Costs paid as a percentage of a $10,000 investment
Class M	$200	1.86%
(1) Expenses are equal to the share class’s expense ratio of 1.86%, multiplied by the average account value over the year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2024, the Fund’s Class M shares had a total return of 15.26%. The Fund is designed to capture the reinsurance risk premium by investing in a broad set of reinsurance-related securities, primarily focused on higher-yielding catastrophe bonds.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive performance was a function of two concurrent market dynamics: a substantial rise in reinsurance premiums as a result of losses experienced from Hurricane Ian in 2022 as well as a supply-demand imbalance for capital in the reinsurance industry.
PERFORMANCE COMMENTARY
The Fund’s performance is largely based on the occurrence or non-occurrence of natural or non-natural catastrophe events or other loss events around the world, which impact the performance of reinsurance-related securities. The Fund’s exposures span many different regions and types of events covered. Positive performance was a function of two concurrent market dynamics: a substantial rise in reinsurance premiums as a result of losses experienced from Hurricane Ian in 2022 as well as a supply-demand imbalance for capital in the reinsurance industry. Despite five landfalling hurricanes in the U.S. during the 2024 hurricane season (including major Hurricanes Helene and Milton), the combination of generationally-high premiums earned during the year and higher deductibles for reinsurance contributed to the strong performance for the Fund during the fiscal year.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Stone Ridge High Yield Reinsurance Risk Premium Fund	PAGE 1	TSR-AR-861728509

CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class M (without sales charge)	15.26	7.37	5.26
ICE BofA US 3-Month Treasury Bill Total Return Index	5.39	2.36	1.69
Visit https://www.stoneridgefunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$3,311,248,942
Number of Holdings	298
Net Advisory Fee	$42,495,160
Portfolio Turnover	28.58%
Visit  https://www.stoneridgefunds.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Fund Portfolio Allocation By Year of Scheduled Maturity(1)	(%) of Net Assets
2024	3.7%
2025	19.0%
2026	25.6%
2027	27.4%
2028	7.1%
2029	0.1%
Not Applicable(2)	10.4%
Other(3)	6.7%
(1) Maturity dates listed for reinsurance-linked securities such as event-linked bonds and participation notes.
(2) Preference shares do not have maturity dates.
(3) Cash, cash equivalents, short-term investments and other assets in excess of liabilities.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/.
Stone Ridge High Yield Reinsurance Risk Premium Fund	PAGE 2	TSR-AR-861728509

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
Stone Ridge High Yield Reinsurance Risk Premium Fund	PAGE 3	TSR-AR-861728509

Stone Ridge Diversified Alternatives Fund
Class I | SRDAX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Stone Ridge Diversified Alternatives Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at  https://www.stoneridgefunds.com/multi-strategy.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment(1)	Costs paid as a percentage of a $10,000 investment
Class I	$213	2.07%
(1) Expenses are equal to the share class’s expense ratio of 2.07%, multiplied by the average account value over the year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2024,the Fund’s Class I shares had a total return of 5.59%. The Fund seeks to generate positive returns through exposure to a diversified set of risk premiums, including reinsurance, market risk transfer, style premium investing, alternative lending, single family real estate, and art. The reinsurance risk premium strategy seeks to generate returns by investing in insurance-linked securities that provide counterparties protection against catastrophic events such as hurricanes or other natural disasters. The market risk transfer strategy seeks to generate returns through the sale of delta-hedged call and put options that provide counterparties with protection against changes in the market price of various assets such as oil or wheat. Style premium investing seeks to generate returns by investing in assets with certain well-known risk characteristics such as value, momentum and carry that have historically rewarded investors with higher returns. The style premium strategy generally holds both long and short positions to gain exposure to the desired risk characteristics. Alternative lending seeks to generate returns by buying and selling consumer loans, small business loans and student loans originated through non-traditional lending marketplaces. Single family real estate seeks to generate returns by investing in securities related to single family rental homes. Art seeks to generate returns by investing primarily in paintings, sculptures or other artistic objects from the Post-War and Contemporary collecting periods (1945-present) as well as other collecting periods.
WHAT FACTORS INFLUENCED PERFORMANCE
As discussed above, during the fiscal year ending October 31, 2024, the reinsurance strategy was the largest positive contributor to fund returns. Positive performance was a function of two concurrent market dynamics: a substantial rise in reinsurance premiums as a result of losses experienced from Hurricane Ian in 2022 as well as a supply-demand imbalance for capital in the reinsurance industry. The alternative lending and single family real estate strategies were also positive contributors.
The style premia strategy was a negative contributor to Fund returns, with the commodity value and FX value styles the largest negative contributors to returns, while the commodity momentum style provided some positive offset. The market risk transfer strategy was also a modest negative contributor to Fund returns. The art strategy was not materially impactful to fund returns in the fiscal year.
PERFORMANCE COMMENTARY
During the fiscal year ending October 31, 2024, the reinsurance strategy was the largest positive contributor to fund returns. Positive performance was a function of two concurrent market dynamics: a substantial rise in reinsurance premiums as a result of losses experienced from Hurricane Ian in 2022 as well as a supply-demand imbalance for capital in the reinsurance industry. Despite five landfalling hurricanes in the U.S. during the 2024 hurricane season (including major Hurricanes Helene and Milton), the combination of generationally-high premiums earned during the year and higher deductibles for reinsurance contributed to the strong performance for the Diversified Alternatives Fund during the fiscal year. The alternative lending strategy was a positive contributor to returns as inflation moderated and the benefit of
Stone Ridge Diversified Alternatives Fund	PAGE 1	TSR-AR-861728624

tightened credit standards on newly originated loans was realized, resulting in delinquency rates that were in line with or lower than expectations. Single family real estate was a positive contributor to fund returns as macro-economic factors such as moderating inflation and a stable unemployment rate provided support for continued payment of single family rents.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/30/2020)
Class I (without sales charge)	5.59	9.52
ICE BofA US 3-Month Treasury Bill Total Return Index	5.39	2.43
Visit https://www.stoneridgefunds.com/multi-strategy.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,422,994,713
Number of Holdings	8,569
Net Advisory Fee	$17,276,332
Portfolio Turnover	35.60%
Visit  https://www.stoneridgefunds.com/multi-strategy.html for more recent performance information.
Stone Ridge Diversified Alternatives Fund	PAGE 2	TSR-AR-861728624

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Asset Type	(%) of Net Assets
Asset-Backed Securities	8.3%
Event Linked Bonds	25.7%
Investment Companies	5.6%
Participation Notes	2.8%
Preference Shares	4.0%
Purchased Options	0.7%
Short-Term Investments	40.8%
Whole Loans- Consumer Loans	3.4%
Whole Loans- Small Business Loans	0.6%
Whole Loans- Student Loans	0.0%
Other(1)	8.1%
(1) Cash, cash equivalents, short-term investments and other assets in excess of liabilities.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.stoneridgefunds.com/multi-strategy.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
Stone Ridge Diversified Alternatives Fund	PAGE 3	TSR-AR-861728624

Stone Ridge Diversified Alternatives Fund
Class J | SRDBX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Stone Ridge Diversified Alternatives Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at  https://www.stoneridgefunds.com/multi-strategy.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment(1)	Costs paid as a percentage of a $10,000 investment
Class J	$243	2.37%
(1) Expenses are equal to the share class’s expense ratio of 2.37%, multiplied by the average account value over the year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2024,the Fund’s Class J shares had a total return of 5.16%. The Fund seeks to generate positive returns through exposure to a diversified set of risk premiums, including reinsurance, market risk transfer, style premium investing, alternative lending, single family real estate, and art. The reinsurance risk premium strategy seeks to generate returns by investing in insurance-linked securities that provide counterparties protection against catastrophic events such as hurricanes or other natural disasters. The market risk transfer strategy seeks to generate returns through the sale of delta-hedged call and put options that provide counterparties with protection against changes in the market price of various assets such as oil or wheat. Style premium investing seeks to generate returns by investing in assets with certain well-known risk characteristics such as value, momentum and carry that have historically rewarded investors with higher returns. The style premium strategy generally holds both long and short positions to gain exposure to the desired risk characteristics. Alternative lending seeks to generate returns by buying and selling consumer loans, small business loans and student loans originated through non-traditional lending marketplaces. Single family real estate seeks to generate returns by investing in securities related to single family rental homes. Art seeks to generate returns by investing primarily in paintings, sculptures or other artistic objects from the Post-War and Contemporary collecting periods (1945-present) as well as other collecting periods.
WHAT FACTORS INFLUENCED PERFORMANCE
As discussed above, during the fiscal year ending October 31, 2024, the reinsurance strategy was the largest positive contributor to fund returns. Positive performance was a function of two concurrent market dynamics: a substantial rise in reinsurance premiums as a result of losses experienced from Hurricane Ian in 2022 as well as a supply-demand imbalance for capital in the reinsurance industry. The alternative lending and single family real estate strategies were also positive contributors.
The style premia strategy was a negative contributor to Fund returns, with the commodity value and FX value styles the largest negative contributors to returns, while the commodity momentum style provided some positive offset. The market risk transfer strategy was also a modest negative contributor to Fund returns. The art strategy was not materially impactful to fund returns in the fiscal year.
PERFORMANCE COMMENTARY
During the fiscal year ending October 31, 2024, the reinsurance strategy was the largest positive contributor to fund returns. Positive performance was a function of two concurrent market dynamics: a substantial rise in reinsurance premiums as a result of losses experienced from Hurricane Ian in 2022 as well as a supply-demand imbalance for capital in the reinsurance industry. Despite five landfalling hurricanes in the U.S. during the 2024 hurricane season (including major Hurricanes Helene and Milton), the combination of generationally-high premiums earned during the year and higher deductibles for reinsurance contributed to the strong performance for the Diversified Alternatives Fund during the fiscal year. The alternative lending strategy was a positive contributor to returns as inflation moderated and the benefit of
Stone Ridge Diversified Alternatives Fund	PAGE 1	TSR-AR-861728616

tightened credit standards on newly originated loans was realized, resulting in delinquency rates that were in line with or lower than expectations. Single family real estate was a positive contributor to fund returns as macro-economic factors such as moderating inflation and a stable unemployment rate provided support for continued payment of single family rents.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, intermediary fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/30/2020)
Class J (without sales charge)	5.16	9.22
ICE BofA US 3-Month Treasury Bill Total Return Index	5.39	2.43
Visit https://www.stoneridgefunds.com/multi-strategy.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,422,994,713
Number of Holdings	8,569
Net Advisory Fee	$17,276,332
Portfolio Turnover	35.60%
Visit  https://www.stoneridgefunds.com/multi-strategy.html for more recent performance information.
Stone Ridge Diversified Alternatives Fund	PAGE 2	TSR-AR-861728616

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Asset Type	(%) of Net Assets
Asset-Backed Securities	8.3%
Event Linked Bonds	25.7%
Investment Companies	5.6%
Participation Notes	2.8%
Preference Shares	4.0%
Purchased Options	0.7%
Short-Term Investments	40.8%
Whole Loans- Consumer Loans	3.4%
Whole Loans- Small Business Loans	0.6%
Whole Loans- Student Loans	0.0%
Other(1)	8.1%
(1) Cash, cash equivalents, short-term investments and other assets in excess of liabilities.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.stoneridgefunds.com/multi-strategy.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
Stone Ridge Diversified Alternatives Fund	PAGE 3	TSR-AR-861728616

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Jeffery Ekberg is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) - (d) The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and all other fees by the principal accountant. “Audit fees” includes amounts related to an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit- related fees” covers the assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s annual financial statements and are not covered under “audit fees,” including review of the Fund’s prospectus. “Tax fees” covers the professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the Funds’ tax returns, asset diversification and income testing, excise taxes, and fiscal year end income calculations. “All other fees” covers the aggregate fees for products and services provided by the principal accountant, other than the services reported in the foregoing three categories.

	FYE 10/31/2024	FYE 10/31/2023
Audit Fees	$326,310	$300,770
Audit-Related Fees	$68,400	$50,100
Tax Fees	$91,025	$101,100*
All Other Fees	$0	$0

* $19,500 consists of fees related to Stone Ridge U.S. Hedged Equity Fund, which was liquidated on March 27, 2023.

(e)(1) To the extent required by applicable law, pre-approval by the audit committee is needed for all audit and permissible non-audit services rendered to the registrant and all permissible non-audit services rendered to Stone Ridge Asset Management LLC (the “Adviser”) or to various entities either controlling, controlled by, or under common control with the Adviser that provide ongoing services to the registrant if the services relate directly to the operations and financial reporting of the registrant. Pre-approval is currently on an engagement-by-engagement basis.

(e)(2) The percentage of fees billed by Ernst & Young, LLP applicable to non-audit services that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits waiver of pre-approval, if certain conditions are satisfied) were as follows:

	FYE 10/31/2024	FYE 10/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant for the last two fiscal years of the registrant.

Non-Audit Related Fees	FYE 10/31/2024	FYE 10/31/2023
Registrant	$91,025	$101,100*
Registrant’s Investment Adviser	$206,495	$253,160

* $19,500 consists of fees related to Stone Ridge U.S. Hedged Equity Fund, which was liquidated on March 27, 2023.

(h) The audit committee of the board of trustees has considered whether the provision of any non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)
Annual Report
October 31, 2024

Stone Ridge High Yield Reinsurance Risk Premium Fund
Stone Ridge Diversified Alternatives Fund

Schedule of Investments	October 31, 2024

Stone Ridge High Yield Reinsurance Risk Premium Fund

	Par	Value
EVENT LINKED BONDS - 80.9% (a)
Chile - 0.8%
Earthquake - 0.8%
IBRD CAR 131, 9.62% (SOFR + 4.79%), 03/31/2026 (Acquired 03/17/2023 - 02/29/2024; Cost $25,944,621) (b)(c)(d)	$ 25,833,000	$26,196,767
Europe - 1.9%
Earthquake - 0.2%
Azzurro Re II DAC 2024-1 Class A, 9.72% (3 Month EURIBOR + 6.50%), 04/20/2028 (Acquired 03/21/2024; Cost $8,067,440) (b)(c)(d)	EUR 7,431,000	8,086,443
Multiperil - 0.5%
King Max Re DAC, 8.18% (3 Month EURIBOR + 5.00%), 01/06/2027 (Acquired 12/08/2023; Cost $7,971,841) (b)(c)(d)	7,406,000	7,969,870
Lion III Re DAC 2021-1, 7.31% (3 Month EURIBOR + 4.13%), 07/16/2025 (Acquired 06/30/2023 - 07/27/2023; Cost $5,959,695) (b)(c)(d)	5,493,000	5,884,694
Taranis Re DAC 2023-1 Class A, 11.39% (3 Month EURIBOR + 8.25%), 01/21/2028 (Acquired 11/29/2023; Cost $2,616,072) (b)(c)(d)	2,384,000	2,599,685
		16,454,249
Terrorism - 0.3%
Baltic PCC 2022-1 Class A, 10.03% (3 Month U.S. Treasury Bill Money Market Yield + 5.49%), 03/07/2025 (Acquired 03/02/2022 - 02/26/2024; Cost $8,675,278) (b)(c)(d)	GBP 6,761,000	8,632,367
Windstorm - 0.9%
Blue Sky Re DAC 2023-1, 8.82% (3 Month EURIBOR + 5.75%), 01/26/2027 (Acquired 12/11/2023; Cost $3,664,234) (b)(c)(d)	EUR 3,404,000	3,781,275
Eiffel Re 2023-1 Class A, 6.54% (3 Month EURIBOR + 3.33%), 01/19/2027 (Acquired 06/22/2023; Cost $9,708,312) (b)(c)(d)	8,860,000	9,485,837
Hexagon III Re Pte. Class B, 14.09% (3 Month EURIBOR + 11.04%), 01/15/2026 (Acquired 11/23/2021; Cost $2,250,098) (b)(c)(d)(e)	2,000,000	1,468,461
Hexagon IV Re 2023-1 Class A, 11.72% (3 Month EURIBOR + 8.50%), 01/21/2028 (Acquired 11/07/2023; Cost $7,148,892) (b)(c)(d)	6,684,000	7,226,842
Hexagon IV Re 2023-1 Class B, 19.72% (3 Month EURIBOR + 16.50%), 01/21/2026 (Acquired 11/07/2023; Cost $1,871,718) (b)(c)(d)	1,750,000	1,884,671
Orange Capital Re 2023-1 Class A, 10.75% (3 Month EURIBOR + 7.50%), 01/08/2027 (Acquired 11/17/2023; Cost $2,134,785) (b)(c)(d)	1,957,000	2,097,453
Quercus Re DAC, 11.67% (3 Month EURIBOR + 8.00%), 07/08/2027 (Acquired 07/15/2024; Cost $2,926,239) (b)(c)(d)	2,685,000	2,880,821
		28,825,360
		61,998,419
Global- 7.1%
Cyber - 1.6%
East Lane Re VII 2024-1 Class A, 13.79% (3 Month U.S. Treasury Bill Money Market Yield + 9.25%), 03/31/2026 (Acquired 12/20/2023; Cost $6,031,000) (b)(c)(d)	$6,031,000	6,040,143
Long Walk Re 2024-1 Class A, 14.27% (3 Month U.S. Treasury Bill Money Market Yield + 9.75%), 01/30/2026 (Acquired 11/13/2023; Cost $3,158,000) (b)(c)(d)	3,158,000	3,206,228
Matterhorn Re SR2023-1 Class CYB-A, 16.54% (3 Month U.S. Treasury Bill Money Market Yield + 12.00%), 01/08/2026 (Acquired 12/22/2023; Cost $14,530,000) (b)(c)(d)	14,530,000	14,630,867
PoleStar Re 2024-1 Class A, 17.54% (3 Month U.S. Treasury Bill Money Market Yield + 13.00%), 01/07/2026 (Acquired 12/13/2023; Cost $9,603,000) (b)(c)(d)	9,603,000	9,697,498
PoleStar Re 2024-3 Class A, 15.04% (3 Month U.S. Treasury Bill Money Market Yield + 10.50%), 01/07/2028 (Acquired 09/19/2024; Cost $19,507,000) (b)(c)(d)	19,507,000	19,475,740
		53,050,476

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	1

Schedule of Investments	October 31, 2024

Stone Ridge High Yield Reinsurance Risk Premium Fund

	Par	Value
Earthquake - 0.2%
Ashera Re 2024-1 Class A, 9.54% (3 Month U.S. Treasury Bill Money Market Yield + 5.00%), 04/07/2027 (Acquired 03/21/2024; Cost $5,986,000) (b)(c)(d)	$5,986,000	$6,050,436
Multiperil - 4.9%
3264 Re 2022-1 Class A, 23.52% (3 Month U.S. Treasury Bill Money Market Yield + 19.00%), 01/08/2025 (Acquired 12/16/2021; Cost $7,957,000) (b)(c)(d)(e)	7,957,000	5,220,985
Aragonite Re 2024-1 Class A, 9.79% (3 Month U.S. Treasury Bill Money Market Yield + 5.25%), 04/07/2027 (Acquired 03/25/2024; Cost $7,442,000) (b)(c)(d)	7,442,000	7,589,876
Atlas Capital 2022 DAC 2022-1 Class A, 14.79% (SOFR + 9.83%), 06/06/2025 (Acquired 05/24/2022; Cost $16,012,000) (b)(c)(d)	16,012,000	16,366,618
Atlas Capital DAC 2023-1 Class A, 12.67% (SOFR + 7.72%), 06/05/2026 (Acquired 07/06/2023; Cost $1,006,503) (b)(c)(d)	1,000,000	1,023,508
Claveau Re 2021-1 Class A, 21.77% (3 Month U.S. Treasury Bill Money Market Yield + 17.25%), 07/08/2025 (Acquired 07/01/2021; Cost $6,556,010) (b)(c)(d)	6,556,010	4,752,124
Herbie Re 2021-1 Class A, 22.82% (3 Month U.S. Treasury Bill Money Market Yield + 18.30%), 06/06/2025 (Acquired 05/19/2021; Cost $4,409,462) (b)(c)(d)	4,409,462	3,902,374
Kendall Re 2024-1 Class A, 10.79% (3 Month U.S. Treasury Bill Money Market Yield + 6.25%), 04/30/2027 (Acquired 04/22/2024; Cost $11,957,000) (b)(c)(d)	11,957,000	12,365,535
Kilimanjaro III Re 2021-1 Class A-1, 16.88% (3 Month U.S. Treasury Bill Money Market Yield + 12.36%), 04/21/2025 (Acquired 04/08/2021 - 05/19/2021; Cost $7,295,672) (b)(c)(d)	7,294,000	7,362,604
Kilimanjaro III Re 2021-1 Class B-1, 9.38% (3 Month U.S. Treasury Bill Money Market Yield + 4.86%), 04/21/2025 (Acquired 04/08/2021; Cost $2,500,000) (b)(c)(d)	2,500,000	2,508,211
Kilimanjaro III Re 2021-1 Class C-1, 9.08% (3 Month U.S. Treasury Bill Money Market Yield + 4.56%), 04/21/2025 (Acquired 04/08/2021 - 04/29/2022; Cost $5,516,509) (b)(c)(d)	5,526,000	5,545,173
Kilimanjaro III Re 2021-2 Class A-2, 16.88% (3 Month U.S. Treasury Bill Money Market Yield + 12.36%), 04/20/2026 (Acquired 04/08/2021; Cost $5,968,000) (b)(c)(d)	5,968,000	6,007,636
Kilimanjaro III Re 2021-2 Class B-2, 9.38% (3 Month U.S. Treasury Bill Money Market Yield + 4.86%), 04/20/2026 (Acquired 04/08/2021; Cost $2,652,000) (b)(c)(d)	2,652,000	2,646,570
Kilimanjaro III Re 2021-2 Class C-2, 9.08% (3 Month U.S. Treasury Bill Money Market Yield + 4.56%), 04/20/2026 (Acquired 04/08/2021; Cost $2,431,000) (b)(c)(d)	2,431,000	2,427,288
Kilimanjaro III Re 2022-1 Class A, 10.37% (3 Month U.S. Treasury Bill Money Market Yield + 5.85%), 06/25/2025 (Acquired 06/15/2022; Cost $7,515,000) (b)(c)(d)	7,515,000	7,680,360
Matterhorn Re Argon 2022-1 Class A, 12.10% (SOFR + 7.25%), 01/25/2027 (Acquired 03/31/2022; Cost $1,000,000) (b)(c)(d)(f)	1,000,000	999,520
Matterhorn Re SR2020-2 Class A, 1.50% (3 Month U.S. Treasury Bill Money Market Yield + 1.50%), 01/08/2027 (Acquired 01/29/2020 - 09/21/2022; Cost $4,183,368) (b)(c)(d)(e)(f)	4,183,481	3,346,784
Matterhorn Re SR2021-1 Class A, 10.67% (SOFR + 5.75%), 12/08/2025 (Acquired 12/15/2021 - 08/07/2024; Cost $13,094,274) (b)(c)(d)	13,451,000	13,100,171
Matterhorn Re SR2022-1 Class A, 10.11% (SOFR + 5.25%), 03/24/2025 (Acquired 03/10/2022; Cost $3,536,000) (b)(c)(d)	3,536,000	3,535,996
Matterhorn Re SR2022-1 Class B, 12.61% (SOFR + 7.75%), 03/24/2025 (Acquired 03/10/2022; Cost $3,536,000) (b)(c)(d)	3,536,000	3,604,952
Montoya Re 2022-1 Class A, 11.62% (3 Month U.S. Treasury Bill Money Market Yield + 7.10%), 04/07/2025 (Acquired 03/23/2022 - 09/16/2022; Cost $8,549,739) (b)(c)(d)	8,553,000	8,650,573
Northshore Re II 2022-1 Class A, 12.52% (3 Month U.S. Treasury Bill Money Market Yield + 8.00%), 07/08/2025 (Acquired 06/22/2022 - 05/02/2024; Cost $12,708,145) (b)(c)(d)	12,582,000	12,927,961
Sakura Re 2021-1 Class A, 6.93% (3 Month U.S. Treasury Bill Money Market Yield + 2.41%), 04/07/2025 (Acquired 03/24/2021 - 09/05/2024; Cost $15,047,524) (b)(c)(d)	15,080,000	15,133,051
Sakura Re 2021-1 Class B, 8.16% (3 Month U.S. Treasury Bill Money Market Yield + 3.64%), 04/07/2025 (Acquired 03/24/2021 - 06/23/2023; Cost $11,644,612) (b)(c)(d)(f)	11,656,000	11,654,426
Wrigley Re 2023-1 Class A, 11.02% (3 Month U.S. Treasury Bill Money Market Yield + 6.50%), 08/07/2026 (Acquired 07/14/2023 - 03/20/2024; Cost $5,619,853) (b)(c)(d)	5,603,000	5,757,066
		164,109,362

The accompanying notes are an integral part of these financial statements.	(Continued)

2	Stone Ridge Funds | Annual Report | October 31, 2024

Schedule of Investments	October 31, 2024

Stone Ridge High Yield Reinsurance Risk Premium Fund

	Par	Value
Windstorm - 0.4%
Queen Street 2023 Re DAC, 12.02% (3 Month U.S. Treasury Bill Money Market Yield + 7.50%), 12/08/2025 (Acquired 05/12/2023 - 04/08/2024; Cost $13,316,495) (b)(c)(d)	$13,246,000	$13,596,417
		236,806,691
Jamaica - 0.7%
Windstorm - 0.7%
IBRD CAR 136, 12.02% (SOFR + 7.19%), 12/29/2027 (Acquired 04/25/2024; Cost $24,768,000) (b)(c)(d)	24,768,000	24,309,990
Japan - 2.5%
Earthquake - 1.4%
Kizuna Re III 2024-1 Class A, 7.29% (3 Month U.S. Treasury Bill Money Market Yield + 2.75%), 04/09/2029 (Acquired 03/13/2024; Cost $3,081,000) (b)(c)(d)	3,081,000	3,104,180
Nakama Re 2020-1 Class 1, 6.72% (3 Month U.S. Treasury Bill Money Market Yield + 2.20%), 01/14/2025 (Acquired 02/04/2020 - 08/17/2023; Cost $2,128,527) (b)(c)(d)(f)	2,129,000	2,124,027
Nakama Re 2023-1 Class 2, 8.40% (3 Month Term SOFR + 4.00%), 05/09/2028 (Acquired 04/14/2023; Cost $6,781,000) (b)(c)(d)	6,781,000	6,907,042
Nakama Re Pte. 2021-1 Class 1, 6.57% (3 Month U.S. Treasury Bill Money Market Yield + 2.05%), 10/13/2026 (Acquired 09/22/2021 - 02/08/2024; Cost $23,750,566) (b)(c)(d)(f)	23,778,000	23,702,612
Nakama Re Pte. 2021-1 Class 2, 7.27% (3 Month U.S. Treasury Bill Money Market Yield + 2.75%), 10/13/2026 (Acquired 09/22/2021 - 01/26/2024; Cost $10,142,097) (b)(c)(d)(f)	10,155,000	10,104,448
		45,942,309
Multiperil - 0.9%
Tomoni Re Pte 2022-1 Class A-1, 6.61% (3 Month U.S. Treasury Bill Money Market Yield + 2.09%), 04/07/2026 (Acquired 07/24/2024 - 07/25/2024; Cost $4,680,365) (b)(c)(d)	4,678,000	4,693,639
Tomoni Re Pte 2022-1 Class B-1, 7.27% (3 Month U.S. Treasury Bill Money Market Yield + 2.75%), 04/07/2026 (Acquired 03/28/2022 - 06/05/2023; Cost $2,989,633) (b)(c)(d)	3,000,000	2,999,037
Tomoni Re Pte 2024-1 Class A, 7.79% (3 Month U.S. Treasury Bill Money Market Yield + 3.25%), 04/05/2028 (Acquired 03/25/2024; Cost $8,062,000) (b)(c)(d)	8,062,000	8,076,229
Tomoni Re Pte 2024-1 Class B, 8.54% (3 Month U.S. Treasury Bill Money Market Yield + 4.00%), 04/05/2028 (Acquired 03/25/2024; Cost $10,129,000) (b)(c)(d)	10,129,000	10,244,101
Umigame Re 2021-1 Class A-1, 6.77% (3 Month U.S. Treasury Bill Money Market Yield + 2.25%), 04/07/2025 (Acquired 06/18/2021 - 07/11/2023; Cost $2,570,354) (b)(c)(d)	2,575,000	2,580,740
Umigame Re 2021-1 Class A-2, 7.02% (3 Month U.S. Treasury Bill Money Market Yield + 2.50%), 04/07/2025 (Acquired 06/18/2021; Cost $1,000,000) (b)(c)(d)	1,000,000	1,003,395
Umigame Re 2021-1 Class B, 9.27% (3 Month U.S. Treasury Bill Money Market Yield + 4.75%), 04/07/2025 (Acquired 06/18/2021; Cost $750,000) (b)(c)(d)	750,000	759,090
		30,356,231
Typhoon - 0.2%
Black Kite Re 2022-1 Class A, 11.34% (3 Month U.S. Treasury Bill Money Market Yield + 6.82%), 06/09/2025 (Acquired 05/27/2022; Cost $4,863,000) (b)(c)(d)	4,863,000	4,991,779
		81,290,319
Mexico - 1.6%
Earthquake - 0.9%
IBRD CAR 132 Class A, 9.05% (SOFR + 4.22%), 04/24/2028 (Acquired 04/03/2024; Cost $21,820,000) (b)(c)(d)	21,820,000	22,067,243
IBRD CAR 133 Class B, 16.05% (SOFR + 11.22%), 04/24/2028 (Acquired 04/03/2024; Cost $7,616,000) (b)(c)(d)	7,616,000	7,636,045
		29,703,288
Windstorm - 0.7%
IBRD CAR 134 Class C, 18.55% (SOFR + 13.72%), 04/24/2028 (Acquired 04/03/2024; Cost $16,468,000) (b)(c)(d)	16,468,000	17,299,494
IBRD CAR 135 Class D, 17.05% (SOFR + 12.22%), 04/24/2028 (Acquired 05/01/2024; Cost $7,236,000) (b)(c)(d)	7,236,000	7,519,369
		24,818,863
		54,522,151

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	3

Schedule of Investments	October 31, 2024

Stone Ridge High Yield Reinsurance Risk Premium Fund

	Par	Value
New Zealand - 0.3%
Multiperil - 0.3%
Totara Re Pte. 2023-1, 13.39%, 06/08/2027 (Acquired 05/24/2023; Cost $10,502,765) (b)(c)(d)	NZD 17,205,000	$10,521,239
United States - 65.9%
Earthquake - 12.0%
Acorn Re 2021-1 Class A, 7.02% (3 Month U.S. Treasury Bill Money Market Yield + 2.50%), 11/07/2024 (Acquired 10/25/2021 - 05/28/2024; Cost $38,301,609) (b)(c)(d)	$ 38,311,000	38,250,756
Acorn Re 2023-1 Class A, 8.87% (3 Month U.S. Treasury Bill Money Market Yield + 4.35%), 11/06/2026 (Acquired 06/22/2023 - 09/12/2023; Cost $11,062,438) (b)(c)(d)(f)	11,053,000	11,294,884
Acorn Re 2024-1 Class A, 7.64% (3 Month U.S. Treasury Bill Money Market Yield + 3.10%), 11/05/2027 (Acquired 10/25/2024; Cost $12,524,000) (b)(c)(d)	12,524,000	12,523,361
Acorn Re 2024-1 Class B, 7.64% (3 Month U.S. Treasury Bill Money Market Yield + 3.10%), 11/07/2025 (Acquired 10/25/2024; Cost $13,140,000) (b)(c)(d)	13,140,000	13,139,330
Herbie Re 2022-1 Class A, 18.02% (3 Month U.S. Treasury Bill Money Market Yield + 13.50%), 01/08/2027 (Acquired 11/18/2022; Cost $2,306,000) (b)(c)(d)	2,306,000	2,528,641
Logistics Re 2021-1 Class A, 8.39% (3 Month U.S. Treasury Bill Money Market Yield + 3.88%), 12/20/2024 (Acquired 12/10/2021 - 05/16/2023; Cost $4,255,092) (b)(c)(d)	4,257,000	4,248,622
Logistics Re 2024-1 Class A, 10.54% (3 Month U.S. Treasury Bill Money Market Yield + 6.00%), 12/21/2027 (Acquired 10/22/2024; Cost $1,750,000) (b)(c)(d)	1,750,000	1,749,899
Merna Re II 2022-1 Class A, 8.37% (3 Month U.S. Treasury Bill Money Market Yield + 3.85%), 04/07/2025 (Acquired 03/25/2022 - 01/19/2024; Cost $22,514,607) (b)(c)(d)(f)	22,511,000	22,705,754
Phoenician Re 2021-1 Class A, 7.42% (3 Month U.S. Treasury Bill Money Market Yield + 2.90%), 12/14/2024 (Acquired 12/01/2021 - 08/08/2024; Cost $12,243,518) (b)(c)(d)	12,257,000	12,238,241
Sutter Re 2023-1 Class B, 11.27% (3 Month U.S. Treasury Bill Money Market Yield + 6.75%), 06/19/2026 (Acquired 06/06/2023 - 05/03/2024; Cost $18,665,472) (b)(c)(d)	18,627,000	19,235,088
Sutter Re 2023-1 Class E, 14.27% (3 Month U.S. Treasury Bill Money Market Yield + 9.75%), 06/19/2026 (Acquired 06/06/2023 - 09/26/2023; Cost $18,052,885) (b)(c)(d)	18,034,000	18,803,538
Torrey Pines Re 2022-1 Class A, 10.12% (3 Month U.S. Treasury Bill Money Market Yield + 5.60%), 06/06/2025 (Acquired 05/10/2022 - 08/31/2023; Cost $19,856,203) (b)(c)(d)(f)	19,855,000	19,982,012
Torrey Pines Re 2022-1 Class B, 13.13% (3 Month U.S. Treasury Bill Money Market Yield + 8.61%), 06/06/2025 (Acquired 05/10/2022; Cost $11,378,000) (b)(c)(d)	11,378,000	11,467,334
Torrey Pines Re 2023-1 Class A, 9.73% (3 Month U.S. Treasury Bill Money Market Yield + 5.22%), 06/05/2026 (Acquired 05/18/2023; Cost $8,738,000) (b)(c)(d)	8,738,000	8,920,371
Torrey Pines Re 2024-1 Class A, 10.54% (3 Month U.S. Treasury Bill Money Market Yield + 6.00%), 06/07/2027 (Acquired 05/17/2024; Cost $23,461,000) (b)(c)(d)	23,461,000	24,360,835
Torrey Pines Re 2024-1 Class B, 11.79% (3 Month U.S. Treasury Bill Money Market Yield + 7.25%), 06/07/2027 (Acquired 05/17/2024; Cost $15,920,000) (b)(c)(d)	15,920,000	16,411,044
Torrey Pines Re 2024-1 Class C, 13.54% (3 Month U.S. Treasury Bill Money Market Yield + 9.00%), 06/05/2026 (Acquired 05/17/2024; Cost $7,541,000) (b)(c)(d)	7,541,000	7,753,664
Ursa Re 2023-1 Class AA, 10.02% (3 Month U.S. Treasury Bill Money Market Yield + 5.50%), 12/06/2025 (Acquired 04/12/2023; Cost $4,722,000) (b)(c)(d)	4,722,000	4,813,637
Ursa Re 2023-1 Class C, 12.77% (3 Month U.S. Treasury Bill Money Market Yield + 8.25%), 12/06/2025 (Acquired 04/12/2023 - 02/05/2024; Cost $4,565,107) (b)(c)(d)	4,543,000	4,670,227
Ursa Re 2023-2 Class E, 13.77% (3 Month U.S. Treasury Bill Money Market Yield + 9.25%), 12/07/2026 (Acquired 10/10/2023; Cost $22,015,000) (b)(c)(d)	22,015,000	22,991,046
Ursa Re 2023-3 Class AA, 10.04% (3 Month U.S. Treasury Bill Money Market Yield + 5.50%), 12/07/2026 (Acquired 12/01/2023 - 01/19/2024; Cost $22,446,066) (b)(c)(d)	22,436,000	23,237,145
Ursa Re 2023-3 Class D, 13.29% (3 Month U.S. Treasury Bill Money Market Yield + 8.75%), 12/07/2026 (Acquired 12/01/2023 - 05/17/2024; Cost $27,073,285) (b)(c)(d)	26,987,000	28,374,051
Ursa Re II 2021-1 Class F, 11.15% (3 Month U.S. Treasury Bill Money Market Yield + 6.63%), 12/06/2024 (Acquired 02/25/2021; Cost $8,620,000) (b)(c)(d)	8,620,000	8,611,893
Ursa Re II 2022-1 Class A, 9.52% (3 Month U.S. Treasury Bill Money Market Yield + 5.00%), 06/16/2025 (Acquired 05/27/2022 - 10/19/2023; Cost $14,738,922) (b)(c)(d)	14,749,000	14,840,621
Ursa Re II 2022-1 Class E, 12.27% (3 Month U.S. Treasury Bill Money Market Yield + 7.75%), 06/16/2025 (Acquired 05/27/2022; Cost $3,094,000) (b)(c)(d)(f)	3,094,000	3,111,292
Ursa Re II 2022-2 Class AA, 11.52% (3 Month U.S. Treasury Bill Money Market Yield + 7.00%), 12/06/2025 (Acquired 12/08/2022; Cost $2,419,000) (b)(c)(d)	2,419,000	2,503,596

The accompanying notes are an integral part of these financial statements.	(Continued)

4	Stone Ridge Funds | Annual Report | October 31, 2024

Schedule of Investments	October 31, 2024

Stone Ridge High Yield Reinsurance Risk Premium Fund

	Par	Value
Earthquake - 12.0% (continued)
Ursa Re II 2022-2 Class C, 14.77% (3 Month U.S. Treasury Bill Money Market Yield + 10.25%), 12/06/2025 (Acquired 12/08/2022 - 09/05/2023; Cost $4,430,219) (b)(c)(d)	$4,363,000	$4,574,837
Veraison Re 2023-1 Class A, 11.43% (3 Month U.S. Treasury Bill Money Market Yield + 6.91%), 03/09/2026 (Acquired 12/14/2022; Cost $4,854,000) (b)(c)(d)	4,854,000	5,056,426
Veraison Re 2023-1 Class B, 17.05% (3 Month U.S. Treasury Bill Money Market Yield + 12.53%), 03/09/2026 (Acquired 12/14/2022 - 10/26/2023; Cost $7,997,381) (b)(c)(d)	7,885,000	8,441,362
Veraison Re 2024-1 Class A, 9.29% (3 Month U.S. Treasury Bill Money Market Yield + 4.75%), 03/08/2027 (Acquired 01/30/2024; Cost $8,449,000) (b)(c)(d)	8,449,000	8,624,367
Wrigley Re 2023-1 Class B, 11.52% (3 Month U.S. Treasury Bill Money Market Yield + 7.00%), 08/07/2026 (Acquired 07/14/2023 - 09/05/2023; Cost $12,813,413) (b)(c)(d)	12,803,000	13,368,310
		398,832,184
Fire - 0.3%
SD Re 2021-1 Class A, 13.27% (3 Month U.S. Treasury Bill Money Market Yield + 8.75%), 11/19/2024 (Acquired 10/18/2021; Cost $2,431,000) (b)(c)(d)	2,431,000	2,426,451
SD Re 2021-1 Class B, 13.77% (3 Month U.S. Treasury Bill Money Market Yield + 9.25%), 11/19/2024 (Acquired 10/18/2021; Cost $6,852,000) (b)(c)(d)	6,852,000	6,838,909
		9,265,360
Flood - 3.1%
FloodSmart Re 2022-1 Class A, 16.35% (3 Month U.S. Treasury Bill Money Market Yield + 11.83%), 02/25/2025 (Acquired 02/14/2022; Cost $18,541,000) (b)(c)(d)(f)	18,541,000	18,968,852
FloodSmart Re 2022-1 Class B, 18.85% (3 Month U.S. Treasury Bill Money Market Yield + 14.33%), 02/25/2025 (Acquired 02/14/2022 - 10/24/2023; Cost $9,021,981) (b)(c)(d)(f)	9,033,000	8,129,659
FloodSmart Re 2022-1 Class C, 22.85% (3 Month U.S. Treasury Bill Money Market Yield + 18.33%), 02/25/2025 (Acquired 02/14/2022; Cost $1,750,000) (b)(c)(d)	1,750,000	1,487,500
FloodSmart Re 2023-1 Class A, 21.67% (3 Month U.S. Treasury Bill Money Market Yield + 17.15%), 03/11/2026 (Acquired 02/24/2023; Cost $14,327,000) (b)(c)(d)	14,327,000	14,690,920
FloodSmart Re 2023-1 Class B, 26.92% (3 Month U.S. Treasury Bill Money Market Yield + 22.40%), 03/11/2026 (Acquired 02/24/2023; Cost $3,536,000) (b)(c)(d)	3,536,000	3,093,998
FloodSmart Re 2024-1 Class A, 18.54% (3 Month U.S. Treasury Bill Money Market Yield + 14.00%), 03/12/2027 (Acquired 02/29/2024 - 07/16/2024; Cost $44,105,692) (b)(c)(d)	44,113,000	45,493,737
FloodSmart Re 2024-1 Class B, 21.79% (3 Month U.S. Treasury Bill Money Market Yield + 17.25%), 03/12/2027 (Acquired 02/29/2024 - 07/17/2024; Cost $11,145,049) (b)(c)(d)	11,168,000	11,303,686
		103,168,352
Mortality/Longevity/Disease - 1.5%
Vita Capital VI 2021-1 Class B, 7.98% (SOFR + 3.12%), 01/08/2026 (Acquired 07/02/2021 - 02/22/2023; Cost $9,408,955) (b)(c)(d)(e)	9,482,000	1
Vitality Re XII 2021 Class A, 6.77% (3 Month U.S. Treasury Bill Money Market Yield + 2.25%), 01/07/2025 (Acquired 01/29/2021 - 03/20/2024; Cost $14,604,434) (b)(c)(d)	14,608,000	14,607,240
Vitality Re XII 2021 Class B, 7.27% (3 Month U.S. Treasury Bill Money Market Yield + 2.75%), 01/07/2025 (Acquired 01/29/2021 - 03/14/2024; Cost $8,706,732) (b)(c)(d)	8,715,000	8,700,446
Vitality Re XIII 2022 Class A, 6.52% (3 Month U.S. Treasury Bill Money Market Yield + 2.00%), 01/06/2026 (Acquired 01/04/2023; Cost $3,794,848) (b)(c)(d)	3,880,000	3,857,795
Vitality Re XIII 2022 Class B, 7.27% (3 Month U.S. Treasury Bill Money Market Yield + 2.75%), 01/06/2026 (Acquired 09/27/2023 - 03/14/2024; Cost $5,579,104) (b)(c)(d)	5,635,000	5,591,484
Vitality Re XIV 2023 Class A, 8.02% (3 Month U.S. Treasury Bill Money Market Yield + 3.50%), 01/05/2027 (Acquired 03/07/2024 - 03/14/2024; Cost $7,522,896) (b)(c)(d)	7,417,000	7,515,312
Vitality Re XIV 2023 Class B, 9.02% (3 Month U.S. Treasury Bill Money Market Yield + 4.50%), 01/05/2027 (Acquired 01/25/2023; Cost $2,416,000) (b)(c)(d)	2,416,000	2,437,773
Vitality Re XV 2024 Class A, 7.04% (3 Month U.S. Treasury Bill Money Market Yield + 2.50%), 01/07/2028 (Acquired 01/22/2024; Cost $3,822,000) (b)(c)(d)(f)	3,822,000	3,819,586
Vitality Re XV 2024 Class B, 8.04% (3 Month U.S. Treasury Bill Money Market Yield + 3.50%), 01/07/2028 (Acquired 01/22/2024; Cost $2,615,000) (b)(c)(d)(f)	2,615,000	2,615,416
		49,145,053

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	5

Schedule of Investments	October 31, 2024

Stone Ridge High Yield Reinsurance Risk Premium Fund

	Par	Value
Multiperil - 20.8%
Aquila Re I 2023-1 Class A-1, 10.17% (3 Month U.S. Treasury Bill Money Market Yield + 5.65%), 06/08/2026 (Acquired 05/10/2023 - 09/11/2023; Cost $3,495,309) (b)(c)(d)	$3,485,000	$3,605,919
Aquila Re I 2023-1 Class B-1, 12.79% (3 Month U.S. Treasury Bill Money Market Yield + 8.27%), 06/08/2026 (Acquired 05/10/2023; Cost $8,077,000) (b)(c)(d)	8,077,000	8,520,431
Aquila Re I 2023-1 Class C-1, 13.70% (3 Month U.S. Treasury Bill Money Market Yield + 9.18%), 06/08/2026 (Acquired 05/10/2023 - 10/30/2024; Cost $11,647,132) (b)(c)(d)	11,472,000	12,223,416
Aquila Re I 2024-1 Class A-1, 10.04% (3 Month U.S. Treasury Bill Money Market Yield + 5.50%), 06/07/2027 (Acquired 04/26/2024; Cost $5,778,000) (b)(c)(d)	5,778,000	5,904,896
Aquila Re I 2024-1 Class B-1, 13.54% (3 Month U.S. Treasury Bill Money Market Yield + 9.00%), 06/07/2027 (Acquired 04/26/2024; Cost $3,508,000) (b)(c)(d)	3,508,000	3,667,642
Baldwin Re 2021-1 Class A, 6.56% (3 Month U.S. Treasury Bill Money Market Yield + 2.04%), 07/07/2025 (Acquired 09/05/2023 - 02/06/2024; Cost $14,257,178) (b)(c)(d)	14,346,000	14,326,812
Baldwin Re 2023-1 Class A, 9.02% (3 Month U.S. Treasury Bill Money Market Yield + 4.50%), 07/07/2027 (Acquired 06/21/2023; Cost $3,631,000) (b)(c)(d)	3,631,000	3,717,269
Blue Halo Re 2022-1 Class A, 14.27% (3 Month U.S. Treasury Bill Money Market Yield + 9.75%), 02/24/2025 (Acquired 02/11/2022 - 08/29/2024; Cost $4,454,280) (b)(c)(d)	4,583,000	4,590,095
Blue Halo Re 2022-1 Class B, 19.79% (3 Month U.S. Treasury Bill Money Market Yield + 15.25%), 02/24/2025 (Acquired 02/11/2022 - 02/14/2024; Cost $6,572,419) (b)(c)(d)	6,552,000	6,158,877
Bonanza Re 2023-2 Class A, 4.54% (3 Month U.S. Treasury Bill Money Market Yield + 0.00%), 01/08/2025 (Acquired 12/19/2023; Cost $4,203,877) (b)(c)(d)	4,406,000	3,629,498
Bowline Re 2022-1 Class A, 10.87% (3 Month U.S. Treasury Bill Money Market Yield + 6.35%), 05/23/2025 (Acquired 05/12/2022; Cost $2,652,000) (b)(c)(d)(f)	2,652,000	2,694,432
Bowline Re 2022-1 Class B, 20.71% (3 Month U.S. Treasury Bill Money Market Yield + 16.19%), 05/23/2025 (Acquired 05/12/2022; Cost $2,431,000) (b)(c)(d)	2,431,000	2,490,549
Bowline Re 2022-1 Class C, 12.27% (3 Month U.S. Treasury Bill Money Market Yield + 7.75%), 05/23/2025 (Acquired 05/12/2022; Cost $2,500,000) (b)(c)(d)	2,500,000	2,527,350
Caelus Re 2018-1 Class A, 5.02% (3 Month U.S. Treasury Bill Money Market Yield + 0.50%), 06/09/2025 (Acquired 05/04/2018; Cost $2,319,000) (b)(c)(d)	2,319,000	1,832,010
Caelus Re 2018-1 Class B, 4.62% (3 Month U.S. Treasury Bill Money Market Yield + 0.10%), 06/09/2025 (Acquired 05/04/2018 - 07/26/2018; Cost $1,902,959) (b)(c)(d)(e)	1,905,000	4,858
Finca Re 2022-1 Class A, 12.78% (3 Month U.S. Treasury Bill Money Market Yield + 8.26%), 06/06/2025 (Acquired 06/28/2022; Cost $3,094,000) (b)(c)(d)	3,094,000	3,184,035
Foundation Re 2023-1 Class A, 10.79% (3 Month U.S. Treasury Bill Money Market Yield + 6.25%), 01/08/2027 (Acquired 12/19/2023; Cost $10,253,000) (b)(c)(d)	10,253,000	10,550,675
Four Lakes Re 2021-1 Class A, 8.91% (3 Month U.S. Treasury Bill Money Market Yield + 4.39%), 01/07/2025 (Acquired 12/15/2021 - 10/11/2023; Cost $4,183,470) (b)(c)(d)	4,194,000	4,197,250
Four Lakes Re 2022-1 Class A, 10.98% (3 Month U.S. Treasury Bill Money Market Yield + 6.46%), 01/07/2026 (Acquired 12/22/2022; Cost $1,313,000) (b)(c)(d)	1,313,000	1,346,333
Four Lakes Re 2023-1 Class A, 10.29% (3 Month U.S. Treasury Bill Money Market Yield + 5.75%), 01/07/2027 (Acquired 12/08/2023; Cost $3,003,000) (b)(c)(d)	3,003,000	3,061,312
Fuchsia 2023-1 Class A, 14.54% (3 Month U.S. Treasury Bill Money Market Yield + 10.00%), 04/06/2027 (Acquired 12/14/2023; Cost $7,799,000) (b)(c)(d)	7,799,000	8,140,861
Galileo Re 2023-1 Class A, 11.54% (3 Month U.S. Treasury Bill Money Market Yield + 7.00%), 01/07/2028 (Acquired 12/04/2023; Cost $12,112,000) (b)(c)(d)	12,112,000	12,543,000
Galileo Re 2023-1 Class B, 11.54% (3 Month U.S. Treasury Bill Money Market Yield + 7.00%), 01/08/2026 (Acquired 12/04/2023; Cost $3,773,000) (b)(c)(d)	3,773,000	3,849,843
Herbie Re 2020-2 Class A, 11.25% (3 Month U.S. Treasury Bill Money Market Yield + 6.73%), 01/08/2025 (Acquired 10/19/2020 - 04/08/2024; Cost $6,234,626) (b)(c)(d)	6,246,000	6,253,936
Herbie Re 2020-2 Class B, 14.24% (3 Month U.S. Treasury Bill Money Market Yield + 9.72%), 01/08/2025 (Acquired 10/19/2020 - 03/31/2022; Cost $3,541,461) (b)(c)(d)	3,536,000	3,560,073
Herbie Re 2020-2 Class C, 20.37% (3 Month U.S. Treasury Bill Money Market Yield + 15.85%), 01/08/2026 (Acquired 10/19/2020 - 05/05/2021; Cost $933,360) (b)(c)(d)(e)	933,284	559,970
High Point Re 2023-1 Class A, 10.29% (3 Month U.S. Treasury Bill Money Market Yield + 5.75%), 01/06/2027 (Acquired 12/01/2023; Cost $23,828,000) (b)(c)(d)	23,828,000	24,383,967
Hypatia Ltd. 2023-1 Class A, 15.02% (3 Month U.S. Treasury Bill Money Market Yield + 10.50%), 04/08/2026 (Acquired 03/27/2023; Cost $2,761,000) (b)(c)(d)	2,761,000	2,887,545

The accompanying notes are an integral part of these financial statements.	(Continued)

6	Stone Ridge Funds | Annual Report | October 31, 2024

Schedule of Investments	October 31, 2024

Stone Ridge High Yield Reinsurance Risk Premium Fund

	Par	Value
Multiperil - 20.8% (continued)
Kilimanjaro III Re 2019-2 Class A-2, 21.18% (3 Month U.S. Treasury Bill Money Market Yield + 16.66%), 12/19/2024 (Acquired 12/09/2019 - 07/17/2020; Cost $8,562,382) (b)(c)(d)	$8,574,787	$7,876,799
Kilimanjaro III Re 2019-2 Class B-2, 14.43% (3 Month U.S. Treasury Bill Money Market Yield + 9.91%), 12/19/2024 (Acquired 12/09/2019; Cost $8,178,000) (b)(c)(d)	8,178,000	8,173,911
Locke Tavern Re 2023-1 Class A, 9.30% (3 Month U.S. Treasury Bill Money Market Yield + 4.78%), 04/09/2026 (Acquired 03/23/2023 - 10/23/2023; Cost $12,699,229) (b)(c)(d)	12,633,000	12,960,599
Long Point Re IV 2022-1 Class A, 8.77% (3 Month U.S. Treasury Bill Money Market Yield + 4.25%), 06/01/2026 (Acquired 05/13/2022 - 07/16/2024; Cost $31,970,191) (b)(c)(d)	31,973,000	32,531,584
Merna Re II 2022-2 Class A, 12.01% (3 Month U.S. Treasury Bill Money Market Yield + 7.49%), 07/07/2025 (Acquired 06/07/2022; Cost $6,631,000) (b)(c)(d)	6,631,000	6,708,238
Merna Re II 2023-1 Class A, 12.27% (3 Month U.S. Treasury Bill Money Market Yield + 7.75%), 07/07/2026 (Acquired 04/05/2023; Cost $7,899,000) (b)(c)(d)	7,899,000	8,301,434
Merna Re II 2023-2 Class A, 14.77% (3 Month U.S. Treasury Bill Money Market Yield + 10.25%), 07/07/2026 (Acquired 04/05/2023 - 06/03/2024; Cost $11,056,107) (b)(c)(d)	11,036,000	11,700,091
Merna Re II 2024-1 Class A, 11.79% (3 Month U.S. Treasury Bill Money Market Yield + 7.25%), 07/07/2027 (Acquired 05/08/2024; Cost $16,602,000) (b)(c)(d)	16,602,000	17,346,143
Merna Re II 2024-2 Class A, 13.29% (3 Month U.S. Treasury Bill Money Market Yield + 8.75%), 07/07/2027 (Acquired 05/08/2024; Cost $21,168,000) (b)(c)(d)	21,168,000	21,618,878
Merna Re II 2024-3 Class A, 13.04% (3 Month U.S. Treasury Bill Money Market Yield + 8.50%), 07/07/2027 (Acquired 05/08/2024; Cost $35,280,000) (b)(c)(d)	35,280,000	37,094,733
Mona Lisa Re 2021-1 Class A, 11.52% (3 Month U.S. Treasury Bill Money Market Yield + 7.00%), 07/08/2025 (Acquired 06/22/2021 - 02/18/2022; Cost $10,750,690) (b)(c)(d)(f)	10,745,000	10,904,569
Montoya Re 2022-2 Class A, 18.30% (3 Month U.S. Treasury Bill Money Market Yield + 13.78%), 04/07/2026 (Acquired 12/08/2022; Cost $1,319,000) (b)(c)(d)	1,319,000	1,430,703
Mountain Re 2023-1 Class A, 11.34% (3 Month U.S. Treasury Bill Money Market Yield + 6.82%), 06/05/2026 (Acquired 05/24/2023 - 03/05/2024; Cost $7,878,498) (b)(c)(d)	7,804,000	8,103,510
Mystic Re IV 2021-2 Class A, 10.62% (3 Month U.S. Treasury Bill Money Market Yield + 6.10%), 01/08/2025 (Acquired 06/09/2021 - 08/29/2024; Cost $15,187,186) (b)(c)(d)	15,195,000	15,258,439
Mystic Re IV 2021-2 Class B, 16.21% (3 Month U.S. Treasury Bill Money Market Yield + 11.69%), 01/08/2025 (Acquired 06/09/2021; Cost $2,250,000) (b)(c)(d)	2,250,000	2,271,884
Mystic Re IV 2023-1 Class A, 13.69% (3 Month U.S. Treasury Bill Money Market Yield + 9.17%), 01/08/2026 (Acquired 12/16/2022 - 06/12/2024; Cost $12,215,450) (b)(c)(d)	12,098,000	12,572,133
Puerto Rico Parametric Re 2024-1 Class A, 9.00% (3 Month U.S. Treasury Bill Money Market Yield + 9.00%), 06/07/2027 (Acquired 06/14/2024; Cost $3,132,000) (b)(c)(d)	3,132,000	3,263,921
Residential Re 2019-I Class 12, 4.62% (3 Month U.S. Treasury Bill Money Market Yield + 0.10%), 06/06/2026 (Acquired 05/08/2019; Cost $183,217) (b)(c)(d)(e)	183,217	104,480
Residential Re 2020-II Class 3, 12.65% (3 Month U.S. Treasury Bill Money Market Yield + 8.13%), 12/06/2024 (Acquired 10/30/2020; Cost $914,000) (b)(c)(d)	914,000	909,553
Residential Re 2020-II Class 4, 10.81% (3 Month U.S. Treasury Bill Money Market Yield + 6.29%), 12/06/2024 (Acquired 10/30/2020 - 02/24/2021; Cost $4,407,117) (b)(c)(d)	4,404,000	4,385,019
Residential Re 2021-I Class 11, 14.45% (3 Month U.S. Treasury Bill Money Market Yield + 9.93%), 06/06/2025 (Acquired 05/06/2021 - 03/31/2022; Cost $8,423,664) (b)(c)(d)	8,427,000	7,182,446
Residential Re 2021-I Class 12, 10.03% (3 Month U.S. Treasury Bill Money Market Yield + 5.51%), 06/06/2025 (Acquired 05/06/2021 - 07/17/2023; Cost $9,408,246) (b)(c)(d)	9,621,000	9,483,473
Residential Re 2021-I Class 13, 8.40% (3 Month U.S. Treasury Bill Money Market Yield + 3.88%), 06/06/2025 (Acquired 05/06/2021 - 02/09/2022; Cost $5,305,925) (b)(c)(d)	5,305,000	5,317,037
Residential Re 2021-I Class 14, 7.23% (3 Month U.S. Treasury Bill Money Market Yield + 2.71%), 06/06/2025 (Acquired 05/06/2021 - 03/31/2022; Cost $6,849,394) (b)(c)(d)	6,852,000	6,832,194
Residential Re 2022-I Class 11, 17.03% (3 Month U.S. Treasury Bill Money Market Yield + 12.51%), 06/06/2026 (Acquired 05/02/2022; Cost $3,094,000) (b)(c)(d)	3,094,000	2,762,286
Residential Re 2022-I Class 12, 12.31% (3 Month U.S. Treasury Bill Money Market Yield + 7.79%), 06/06/2026 (Acquired 05/02/2022; Cost $4,421,000) (b)(c)(d)	4,421,000	4,075,214
Residential Re 2022-I Class 13, 10.06% (3 Month U.S. Treasury Bill Money Market Yield + 5.54%), 06/06/2026 (Acquired 05/02/2022 - 03/05/2024; Cost $11,549,432) (b)(c)(d)	11,613,000	11,301,383

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	7

Schedule of Investments	October 31, 2024

Stone Ridge High Yield Reinsurance Risk Premium Fund

	Par	Value
Multiperil - 20.8% (continued)
Residential Re 2022-I Class 14, 8.73% (3 Month U.S. Treasury Bill Money Market Yield + 4.21%), 06/06/2026 (Acquired 05/02/2022; Cost $12,642,000) (b)(c)(d)	$12,642,000	$12,451,921
Residential Re 2023-I Class 13, 15.68% (3 Month U.S. Treasury Bill Money Market Yield + 11.16%), 06/06/2027 (Acquired 04/28/2023; Cost $13,644,000) (b)(c)(d)	13,644,000	13,522,159
Residential Re 2023-I Class 14, 11.05% (3 Month U.S. Treasury Bill Money Market Yield + 6.53%), 06/06/2027 (Acquired 04/28/2023 - 09/22/2023; Cost $24,484,420) (b)(c)(d)	24,536,000	24,471,826
Residential Re 2023-II Class 2, 4.52% (3 Month U.S. Treasury Bill Money Market Yield + 0.00%), 12/06/2024 (Acquired 11/07/2023; Cost $2,128,501) (b)(c)(d)	2,162,000	2,134,399
Residential Re 2023-II Class 3, 12.94% (3 Month U.S. Treasury Bill Money Market Yield + 8.42%), 12/06/2027 (Acquired 11/07/2023; Cost $7,078,000) (b)(c)(d)	7,078,000	7,166,932
Residential Re 2023-II Class 5, 10.44% (3 Month U.S. Treasury Bill Money Market Yield + 5.92%), 12/06/2027 (Acquired 11/07/2023; Cost $16,515,000) (b)(c)(d)	16,515,000	16,973,613
Residential Re 2024-I Class 14, 10.29% (3 Month U.S. Treasury Bill Money Market Yield + 5.75%), 06/06/2028 (Acquired 04/25/2024; Cost $5,160,000) (b)(c)(d)	5,160,000	5,167,990
Riverfront Re 2021 Class A, 9.02% (3 Month U.S. Treasury Bill Money Market Yield + 4.50%), 01/07/2025 (Acquired 05/21/2021 - 07/13/2023; Cost $10,895,037) (b)(c)(d)	10,902,000	10,873,698
Riverfront Re 2021 Class B, 11.79% (3 Month U.S. Treasury Bill Money Market Yield + 7.27%), 01/07/2025 (Acquired 05/21/2021; Cost $2,431,000) (b)(c)(d)	2,431,000	2,427,813
Sakura Re 2022-1 Class A, 18.02% (3 Month U.S. Treasury Bill Money Market Yield + 13.50%), 01/05/2026 (Acquired 12/22/2022; Cost $5,224,000) (b)(c)(d)	5,224,000	5,533,423
Sanders Re II 2021-1 Class A, 7.77% (3 Month U.S. Treasury Bill Money Market Yield + 3.25%), 04/07/2025 (Acquired 05/24/2021 - 10/26/2023; Cost $14,012,400) (b)(c)(d)	14,115,000	14,127,344
Sanders Re II 2021-2 Class A, 7.52% (3 Month U.S. Treasury Bill Money Market Yield + 3.00%), 04/07/2025 (Acquired 11/23/2021 - 10/26/2023; Cost $7,714,297) (b)(c)(d)	7,770,000	7,789,425
Sanders Re II 2021-2 Class B, 17.69% (3 Month U.S. Treasury Bill Money Market Yield + 13.17%), 04/07/2025 (Acquired 11/23/2021; Cost $1,500,000) (b)(c)(d)	1,500,000	1,370,759
Sanders Re III 2022-1 Class A, 7.93% (3 Month U.S. Treasury Bill Money Market Yield + 3.41%), 04/07/2026 (Acquired 03/22/2022 - 10/02/2023; Cost $18,108,763) (b)(c)(d)	18,425,000	18,328,453
Sanders Re III 2022-1 Class B, 15.12% (3 Month U.S. Treasury Bill Money Market Yield + 10.60%), 04/07/2026 (Acquired 03/22/2022; Cost $6,189,000) (b)(c)(d)	6,189,000	5,861,828
Sanders Re III 2022-2 Class A, 10.97% (3 Month U.S. Treasury Bill Money Market Yield + 6.45%), 06/07/2025 (Acquired 05/26/2022 - 03/21/2024; Cost $10,167,828) (b)(c)(d)	10,138,000	10,388,145
Sanders Re III 2022-2 Class B, 12.98% (3 Month U.S. Treasury Bill Money Market Yield + 8.46%), 06/07/2025 (Acquired 05/26/2022 - 03/28/2024; Cost $10,347,518) (b)(c)(d)	10,301,000	10,543,068
Sanders Re III 2022-3 Class A, 10.79% (3 Month U.S. Treasury Bill Money Market Yield + 6.27%), 04/07/2027 (Acquired 12/01/2022; Cost $4,607,000) (b)(c)(d)	4,607,000	4,798,082
Sanders Re III 2023-1 Class A, 10.07% (3 Month U.S. Treasury Bill Money Market Yield + 5.55%), 04/07/2027 (Acquired 03/24/2023; Cost $3,162,000) (b)(c)(d)	3,162,000	3,238,283
Sanders Re III 2023-1 Class B, 15.50% (3 Month U.S. Treasury Bill Money Market Yield + 15.50%), 04/07/2027 (Acquired 03/24/2023; Cost $3,954,000) (b)(c)(d)	3,954,000	3,810,155
Sanders Re III 2023-2 Class A, 12.66% (3 Month U.S. Treasury Bill Money Market Yield + 8.14%), 06/05/2026 (Acquired 05/24/2023; Cost $16,799,000) (b)(c)(d)	16,799,000	17,853,398
Sanders Re III 2024-1 Class A, 10.29% (3 Month U.S. Treasury Bill Money Market Yield + 5.75%), 04/07/2028 (Acquired 01/16/2024; Cost $16,873,000) (b)(c)(d)	16,873,000	17,465,166
Solomon Re 2023-1 Class A, 10.04% (3 Month U.S. Treasury Bill Money Market Yield + 5.52%), 06/08/2026 (Acquired 06/12/2023 - 08/16/2023; Cost $4,731,294) (b)(c)(d)	4,719,000	4,849,334
Stabilitas Re 2023-1 Class A, 13.01% (3 Month U.S. Treasury Bill Money Market Yield + 8.49%), 06/05/2026 (Acquired 06/07/2023; Cost $1,500,000) (b)(c)(d)	1,500,000	1,545,959
Sussex Capital UK PCC 2020-1, 12.88% (3 Month U.S. Treasury Bill Money Market Yield + 8.36%), 01/08/2025 (Acquired 12/07/2020 - 10/25/2024; Cost $13,975,808) (b)(c)(d)	13,962,000	14,023,105
Titania Re 2021-2 Class A, 11.10% (3 Month U.S. Treasury Bill Money Market Yield + 6.58%), 12/27/2024 (Acquired 12/08/2021; Cost $3,979,000) (b)(c)(d)	3,979,000	3,983,468
Topanga Re 2021-1 Class A, 9.57% (3 Month U.S. Treasury Bill Money Market Yield + 5.05%), 01/08/2026 (Acquired 12/08/2021; Cost $6,189,000) (b)(c)(d)	6,189,000	6,154,499
Topanga Re 2021-1 Class B, 10.50% (3 Month U.S. Treasury Bill Money Market Yield + 5.96%), 01/04/2028 (Acquired 12/08/2021; Cost $2,652,000) (b)(c)(d)	2,652,000	2,081,820

The accompanying notes are an integral part of these financial statements.	(Continued)

8	Stone Ridge Funds | Annual Report | October 31, 2024

Schedule of Investments	October 31, 2024

Stone Ridge High Yield Reinsurance Risk Premium Fund

	Par	Value
Multiperil - 20.8% (continued)
Vista Re 2022-1 Class A, 19.01% (3 Month U.S. Treasury Bill Money Market Yield + 14.49%), 05/21/2025 (Acquired 04/21/2022; Cost $3,979,000) (b)(c)(d)	$3,979,000	$4,077,287
Yosemite Re 2022-1 Class A, 15.11% (3 Month U.S. Treasury Bill Money Market Yield + 10.60%), 06/06/2025 (Acquired 05/31/2022; Cost $4,421,000) (b)(c)(d)	4,421,000	4,560,262
		688,457,122
Windstorm - 28.2%
3264 Re 2024-1 Class A, 11.54% (3 Month U.S. Treasury Bill Money Market Yield + 7.00%), 07/08/2027 (Acquired 06/24/2024; Cost $1,750,000) (b)(c)(d)	1,750,000	1,846,577
3264 Re 2024-1 Class B, 22.54% (3 Month U.S. Treasury Bill Money Market Yield + 18.00%), 07/08/2027 (Acquired 06/24/2024; Cost $3,133,000) (b)(c)(d)	3,133,000	3,417,437
Alamo Re 2022-1 Class A, 12.04% (3 Month U.S. Treasury Bill Money Market Yield + 7.52%), 06/07/2025 (Acquired 05/23/2022 - 07/30/2024; Cost $17,588,099) (b)(c)(d)	17,598,000	17,951,025
Alamo Re 2023-1 Class A, 12.91% (3 Month U.S. Treasury Bill Money Market Yield + 8.39%), 06/07/2026 (Acquired 04/12/2023 - 07/30/2024; Cost $19,353,793) (b)(c)(d)(f)	19,352,000	20,162,017
Alamo Re 2024-1 Class A, 6.00% (3 Month U.S. Treasury Bill Money Market Yield + 1.46%), 06/07/2027 (Acquired 04/04/2024 - 08/07/2024; Cost $44,274,535) (b)(c)(d)	44,250,000	46,226,780
Alamo Re 2024-1 Class B, 12.29% (3 Month U.S. Treasury Bill Money Market Yield + 7.75%), 06/07/2027 (Acquired 04/04/2024; Cost $56,072,000) (b)(c)(d)	56,072,000	58,290,292
Alamo Re 2024-1 Class C, 15.79% (3 Month U.S. Treasury Bill Money Market Yield + 11.25%), 06/07/2026 (Acquired 04/04/2024; Cost $45,353,000) (b)(c)(d)	45,353,000	47,925,377
Armor Re II 2024-1 Class A, 14.79% (3 Month U.S. Treasury Bill Money Market Yield + 10.25%), 05/07/2027 (Acquired 04/11/2024; Cost $16,231,000) (b)(c)(d)	16,231,000	16,934,849
Astro Re 2021-1 Class A, 13.27% (3 Month U.S. Treasury Bill Money Market Yield + 8.75%), 07/08/2025 (Acquired 07/06/2021; Cost $3,183,000) (b)(c)(d)(e)	3,183,000	1,114,050
Bayou Re 2023-1 Class A, 17.43% (3 Month U.S. Treasury Bill Money Market Yield + 12.91%), 05/26/2026 (Acquired 05/11/2023; Cost $5,665,000) (b)(c)(d)	5,665,000	6,065,235
Bayou Re 2023-1 Class B, 24.22% (3 Month U.S. Treasury Bill Money Market Yield + 19.70%), 05/26/2026 (Acquired 05/11/2023; Cost $8,678,000) (b)(c)(d)	8,678,000	9,632,033
Bayou Re 2024-1 Class A, 13.04% (3 Month U.S. Treasury Bill Money Market Yield + 8.50%), 04/30/2027 (Acquired 04/18/2024; Cost $14,875,000) (b)(c)(d)	14,875,000	15,596,185
Bayou Re 2024-1 Class B, 23.04% (3 Month U.S. Treasury Bill Money Market Yield + 18.50%), 04/30/2027 (Acquired 04/18/2024; Cost $4,958,000) (b)(c)(d)	4,958,000	5,378,300
Blue Ridge Re 2023-1 Class A, 9.77% (3 Month U.S. Treasury Bill Money Market Yield + 5.25%), 01/08/2027 (Acquired 11/14/2023; Cost $18,166,000) (b)(c)(d)	18,166,000	18,488,310
Blue Ridge Re 2023-1 Class B, 12.52% (3 Month U.S. Treasury Bill Money Market Yield + 8.00%), 01/08/2027 (Acquired 11/14/2023; Cost $22,115,000) (b)(c)(d)	22,115,000	22,979,575
Bonanza Re 2020-2 Class A, 9.45% (3 Month U.S. Treasury Bill Money Market Yield + 4.93%), 12/23/2024 (Acquired 12/15/2020; Cost $2,510,000) (b)(c)(d)(f)	2,510,000	2,501,553
Bonanza Re 2022-2 Class A, 10.14% (3 Month U.S. Treasury Bill Money Market Yield + 5.62%), 03/16/2025 (Acquired 03/11/2022; Cost $3,979,000) (b)(c)(d)	3,979,000	3,833,766
Cape Lookout Re 2022-1 Class A, 14.11% (3 Month U.S. Treasury Bill Money Market Yield + 9.59%), 03/28/2025 (Acquired 03/16/2022 - 05/22/2024; Cost $22,159,085) (b)(c)(d)	22,162,000	22,530,587
Cape Lookout Re 2023-1 Class A, 12.94% (3 Month U.S. Treasury Bill Money Market Yield + 8.42%), 04/28/2026 (Acquired 04/14/2023 - 09/17/2024; Cost $26,155,284) (b)(c)(d)(f)	26,048,000	27,156,642
Cape Lookout Re 2024-1 Class A, 12.54% (3 Month U.S. Treasury Bill Money Market Yield + 8.00%), 04/05/2027 (Acquired 03/12/2024 - 09/13/2024; Cost $50,062,175) (b)(c)(d)	49,952,000	51,162,337
Catahoula Re II 2022-1 Class A, 15.76% (3 Month U.S. Treasury Bill Money Market Yield + 11.24%), 06/16/2025 (Acquired 06/02/2022 - 04/02/2024; Cost $13,239,952) (b)(c)(d)	13,200,000	13,965,065
Catahoula Re II 2022-1 Class B, 17.88% (3 Month U.S. Treasury Bill Money Market Yield + 13.36%), 06/16/2025 (Acquired 06/02/2022; Cost $7,073,000) (b)(c)(d)	7,073,000	7,413,827
Charles River Re 2024-1 Class A, 11.29% (3 Month U.S. Treasury Bill Money Market Yield + 6.75%), 05/10/2027 (Acquired 04/05/2024 - 08/12/2024; Cost $11,777,831) (b)(c)(d)	11,775,000	12,094,479
Citrus Re 2022-1 Class A, 9.58% (3 Month U.S. Treasury Bill Money Market Yield + 5.06%), 06/07/2025 (Acquired 04/11/2022; Cost $5,526,000) (b)(c)(d)	5,526,000	5,625,473
Citrus Re 2023-1 Class A, 11.11% (3 Month U.S. Treasury Bill Money Market Yield + 6.59%), 06/07/2026 (Acquired 04/27/2023 - 08/15/2024; Cost $8,681,854) (b)(c)(d)	8,663,000	9,036,523

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	9

Schedule of Investments	October 31, 2024

Stone Ridge High Yield Reinsurance Risk Premium Fund

	Par	Value
Windstorm - 28.2% (continued)
Citrus Re 2023-1 Class B, 13.29% (3 Month U.S. Treasury Bill Money Market Yield + 8.77%), 06/07/2026 (Acquired 04/27/2023; Cost $6,655,000) (b)(c)(d)	$6,655,000	$6,950,515
Citrus Re 2024-1 Class A, 13.79% (3 Month U.S. Treasury Bill Money Market Yield + 9.25%), 06/07/2027 (Acquired 03/19/2024; Cost $3,105,000) (b)(c)(d)	3,105,000	3,199,311
Citrus Re 2024-1 Class B, 15.04% (3 Month U.S. Treasury Bill Money Market Yield + 10.50%), 06/07/2027 (Acquired 03/19/2024; Cost $5,980,000) (b)(c)(d)	5,980,000	6,182,205
Commonwealth Re 2022-1 Class A, 8.28% (3 Month U.S. Treasury Bill Money Market Yield + 3.76%), 07/08/2025 (Acquired 06/15/2022; Cost $1,750,000) (b)(c)(d)	1,750,000	1,773,982
Commonwealth Re 2023-1 Class A, 8.79% (3 Month U.S. Treasury Bill Money Market Yield + 4.27%), 07/08/2026 (Acquired 06/07/2023 - 08/18/2023; Cost $8,647,244) (b)(c)(d)	8,630,000	8,859,834
Everglades Re II 2024-1 Class A, 15.04% (3 Month U.S. Treasury Bill Money Market Yield + 10.50%), 05/13/2027 (Acquired 05/15/2024; Cost $36,490,000) (b)(c)(d)	36,490,000	38,177,188
Everglades Re II 2024-1 Class B, 16.04% (3 Month U.S. Treasury Bill Money Market Yield + 11.50%), 05/13/2027 (Acquired 05/15/2024 - 06/24/2024; Cost $38,491,800) (b)(c)(d)	38,499,000	40,267,760
Everglades Re II 2024-1 Class C, 17.29% (3 Month U.S. Treasury Bill Money Market Yield + 12.75%), 05/13/2027 (Acquired 05/15/2024; Cost $25,439,000) (b)(c)(d)	25,439,000	26,715,783
First Coast Re III 2021-1 Class A, 11.26% (3 Month U.S. Treasury Bill Money Market Yield + 6.74%), 04/07/2025 (Acquired 03/04/2021 - 08/18/2023; Cost $6,245,308) (b)(c)(d)	6,288,000	6,324,156
First Coast Re IV 2023-1 Class A, 9.52% (3 Month U.S. Treasury Bill Money Market Yield + 9.52%), 04/07/2026 (Acquired 03/24/2023; Cost $2,000,000) (b)(c)(d)	2,000,000	2,087,505
Fish Pond Re 2024-1 Class A, 8.54% (3 Month U.S. Treasury Bill Money Market Yield + 4.00%), 01/08/2027 (Acquired 12/22/2023; Cost $9,081,000) (b)(c)(d)	9,081,000	9,258,597
Frontline 2018-1 Class A, 4.62% (3 Month U.S. Treasury Bill Money Market Yield + 0.10%), 07/06/2026 (Acquired 06/12/2018; Cost $265,400) (b)(c)(d)	265,400	88,909
Gateway Re 2022-1 Class A, 13.80% (3 Month U.S. Treasury Bill Money Market Yield + 9.28%), 05/12/2025 (Acquired 04/22/2022 - 01/10/2024; Cost $10,149,452) (b)(c)(d)	10,140,000	10,356,626
Gateway Re 2023-1 Class A, 18.48% (3 Month U.S. Treasury Bill Money Market Yield + 13.96%), 02/24/2026 (Acquired 02/03/2023; Cost $13,725,000) (b)(c)(d)	13,725,000	14,770,653
Gateway Re 2023-1 Class B, 24.92% (3 Month U.S. Treasury Bill Money Market Yield + 20.40%), 02/24/2026 (Acquired 02/03/2023; Cost $3,113,000) (b)(c)(d)	3,113,000	3,370,770
Gateway Re 2023-3 Class A, 14.52% (3 Month U.S. Treasury Bill Money Market Yield + 10.00%), 07/08/2026 (Acquired 07/14/2023; Cost $5,404,000) (b)(c)(d)	5,404,000	5,631,946
Gateway Re 2024-1 Class A, 4.54% (3 Month U.S. Treasury Bill Money Market Yield + 0.00%), 12/23/2024 (Acquired 03/11/2024; Cost $8,498,312) (b)(c)(d)	8,623,000	8,518,567
Gateway Re 2024-1 Class AA, 10.04% (3 Month U.S. Treasury Bill Money Market Yield + 5.50%), 07/08/2027 (Acquired 03/11/2024 - 07/11/2024; Cost $9,827,548) (b)(c)(d)	9,853,000	10,118,716
Gateway Re 2024-2 Class C, 4.54% (3 Month U.S. Treasury Bill Money Market Yield + 0.00%), 12/23/2024 (Acquired 03/28/2024; Cost $12,929,713) (b)(c)(d)	13,159,000	12,933,034
Gateway Re 2024-4 Class A, 4.54% (3 Month U.S. Treasury Bill Money Market Yield + 0.00%), 01/08/2025 (Acquired 06/24/2024; Cost $4,903,491) (b)(c)(d)	5,215,000	5,035,046
Gateway Re II 2023-1 Class A, 13.42% (3 Month U.S. Treasury Bill Money Market Yield + 8.90%), 04/27/2026 (Acquired 04/13/2023; Cost $4,542,000) (b)(c)(d)	4,542,000	4,836,651
Hestia Re 2022-1 Class A, 14.60% (3 Month U.S. Treasury Bill Money Market Yield + 10.08%), 04/22/2025 (Acquired 04/04/2022 - 03/20/2024; Cost $16,147,020) (b)(c)(d)	16,247,000	13,403,775
Hestia Re 2023-1 Class A, 15.27% (3 Month U.S. Treasury Bill Money Market Yield + 10.75%), 04/07/2026 (Acquired 03/16/2023 - 07/19/2023; Cost $3,759,538) (b)(c)(d)	3,750,000	3,898,018
Integrity Re 2022-1 Class A, 11.35% (3 Month U.S. Treasury Bill Money Market Yield + 6.83%), 06/06/2025 (Acquired 05/09/2022; Cost $5,968,000) (b)(c)(d)(e)	5,968,000	746,000
Integrity Re 2023-1 Class A, 17.38% (3 Month U.S. Treasury Bill Money Market Yield + 12.86%), 06/06/2025 (Acquired 03/23/2023; Cost $5,139,000) (b)(c)(d)	5,139,000	5,036,210
Integrity Re 2024-1 Class A, 15.04% (3 Month U.S. Treasury Bill Money Market Yield + 10.50%), 06/06/2026 (Acquired 03/01/2024; Cost $5,694,000) (b)(c)(d)(f)	5,694,000	5,521,358
Integrity Re 2024-1 Class B, 17.79% (3 Month U.S. Treasury Bill Money Market Yield + 13.25%), 06/06/2026 (Acquired 03/01/2024; Cost $3,254,000) (b)(c)(d)	3,254,000	2,662,579
Integrity Re 2024-1 Class C, 21.54% (3 Month U.S. Treasury Bill Money Market Yield + 17.00%), 06/06/2026 (Acquired 03/01/2024; Cost $5,694,000) (b)(c)(d)	5,694,000	4,469,784

The accompanying notes are an integral part of these financial statements.	(Continued)

10	Stone Ridge Funds | Annual Report | October 31, 2024

Schedule of Investments	October 31, 2024

Stone Ridge High Yield Reinsurance Risk Premium Fund

	Par	Value
Windstorm - 28.2% (continued)
Integrity Re 2024-1 Class D, 27.54% (3 Month U.S. Treasury Bill Money Market Yield + 23.00%), 06/06/2026 (Acquired 03/01/2024; Cost $8,948,000) (b)(c)(d)	$8,948,000	$5,793,821
Lightning Re 2023-1 Class A, 15.52% (3 Month U.S. Treasury Bill Money Market Yield + 11.00%), 03/31/2026 (Acquired 03/20/2023 - 04/10/2024; Cost $46,376,690) (b)(c)(d)	44,870,000	47,450,003
Longleaf Pine Re 2024-1 Class A, 22.04% (3 Month U.S. Treasury Bill Money Market Yield + 17.50%), 05/25/2027 (Acquired 05/10/2024; Cost $14,579,000) (b)(c)(d)	14,579,000	15,826,139
Lower Ferry Re 2023-1 Class A, 8.95% (3 Month U.S. Treasury Bill Money Market Yield + 4.43%), 07/08/2026 (Acquired 06/23/2023 - 08/25/2023; Cost $7,471,091) (b)(c)(d)	7,458,000	7,657,401
Lower Ferry Re 2023-1 Class B, 9.79% (3 Month U.S. Treasury Bill Money Market Yield + 5.27%), 07/08/2026 (Acquired 06/23/2023 - 07/15/2024; Cost $11,702,076) (b)(c)(d)	11,681,000	12,054,068
Mayflower Re 2023-1 Class A, 4.69% (3 Month U.S. Treasury Bill Money Market Yield + 4.69%), 07/08/2026 (Acquired 06/26/2023 - 08/17/2023; Cost $8,343,892) (b)(c)(d)	8,338,000	8,581,274
Mayflower Re 2023-1 Class B, 10.53% (3 Month U.S. Treasury Bill Money Market Yield + 6.02%), 07/08/2026 (Acquired 06/26/2023; Cost $17,393,000) (b)(c)(d)	17,393,000	18,123,062
Mayflower Re 2024-1 Class A, 4.50% (3 Month U.S. Treasury Bill Money Market Yield + 4.50%), 07/08/2027 (Acquired 06/21/2024; Cost $8,145,000) (b)(c)(d)	8,145,000	8,369,737
Metrocat Re 2023-1 Class A, 5.75% (3 Month U.S. Treasury Bill Money Market Yield + 5.75%), 05/08/2026 (Acquired 05/12/2023; Cost $2,429,000) (b)(c)(d)	2,429,000	2,490,026
Nature Coast Re 2023-1 Class A, 14.54% (3 Month U.S. Treasury Bill Money Market Yield + 10.00%), 12/07/2026 (Acquired 11/16/2023; Cost $11,876,000) (b)(c)(d)	11,876,000	12,029,414
Nature Coast Re 2023-1 Class B, 18.04% (3 Month U.S. Treasury Bill Money Market Yield + 13.50%), 12/07/2026 (Acquired 11/16/2023; Cost $4,156,000) (b)(c)(d)	4,156,000	4,193,198
Nature Coast Re 2024-1 Class A, 19.29% (3 Month U.S. Treasury Bill Money Market Yield + 14.75%), 06/07/2028 (Acquired 06/17/2024; Cost $5,845,000) (b)(c)(d)	5,845,000	6,124,444
Palm Re 2024-1 Class A, 14.04% (3 Month U.S. Treasury Bill Money Market Yield + 9.50%), 06/07/2027 (Acquired 04/04/2024; Cost $10,926,000) (b)(c)(d)	10,926,000	11,311,098
Pelican IV Re 2021-1 Class B, 5.02% (3 Month U.S. Treasury Bill Money Market Yield + 0.50%), 05/07/2027 (Acquired 04/29/2021; Cost $2,873,000) (b)(c)(d)(e)	2,873,000	144
Purple Re 2023-1 Class A, 17.55% (1 Month Term SOFR + 12.81%), 04/24/2026 (Acquired 04/06/2023 - 04/02/2024; Cost $9,168,471) (b)(c)(d)	9,109,000	9,025,184
Purple Re 2023-2 Class A, 15.02% (3 Month U.S. Treasury Bill Money Market Yield + 10.50%), 06/05/2026 (Acquired 06/27/2023 - 07/15/2024; Cost $8,213,690) (b)(c)(d)	8,212,000	8,437,239
Purple Re 2024-1 Class A, 13.54% (3 Month U.S. Treasury Bill Money Market Yield + 9.00%), 06/07/2027 (Acquired 04/02/2024; Cost $27,796,000) (b)(c)(d)	27,796,000	28,343,998
Sabine Re 2024-1 Class A, 12.79% (3 Month U.S. Treasury Bill Money Market Yield + 8.25%), 04/07/2027 (Acquired 03/26/2024; Cost $5,786,000) (b)(c)(d)	5,786,000	5,998,343
Winston Re 2024-1 Class A, 14.79% (3 Month U.S. Treasury Bill Money Market Yield + 10.25%), 02/26/2027 (Acquired 02/14/2024; Cost $9,723,000) (b)(c)(d)	9,723,000	9,725,377
Winston Re 2024-1 Class B, 16.29% (3 Month U.S. Treasury Bill Money Market Yield + 11.75%), 02/26/2027 (Acquired 02/14/2024; Cost $4,051,000) (b)(c)(d)	4,051,000	3,354,975
		933,412,717
		2,182,280,788
TOTAL EVENT LINKED BONDS (Cost $2,662,589,616)		2,677,926,364

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	11

Schedule of Investments	October 31, 2024

Stone Ridge High Yield Reinsurance Risk Premium Fund

	Par	Value
QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES - 12.5% (a)
Participation Notes - 2.1%
Global - 2.1%
Multiperil - 2.1%
Eden Re II 2021-1 Class A (Acquired 12/14/2020; Cost $688,639) (b)(c)(d)(e)(g)(h)	$688,639	$—
Eden Re II 2021-1 Class B (Acquired 12/21/2020; Cost $823,113) (b)(c)(d)(e)(g)(h)	823,113	101,213
Eden Re II 2022-1 Class A (Acquired 12/14/2021; Cost $155,230) (b)(c)(d)(e)(g)(h)	155,230	118,843
Eden Re II 2022-1 Class B (Acquired 12/17/2021; Cost $141,799) (b)(c)(d)(e)(g)(h)	141,799	129,023
Eden Re II 2023-1 Class B (Acquired 12/22/2022; Cost $104,160) (b)(c)(d)(e)(g)	104,160	1,959,800
Eden Re II 2024-1 Class B (Acquired 12/20/2023; Cost $37,000,000) (b)(c)(d)(e)(g)(h)	37,000,000	42,373,877
Phoenix 2 Re Pte. Ltd. 2022-1 Class A (Acquired 12/21/2021; Cost $598,461) (b)(c)(d)(e)	750,000	795,450
Phoenix Re Pte. Ltd. 2022-1 Class B (Acquired 12/21/2021; Cost $342,970) (b)(c)(d)(e)	926,471	921,190
Sector Re V Series 2022-Dec Class GL-R (Acquired 12/22/2022; Cost $8,171) (c)(d)(e)	8,171	195,230
Sector Re V Series 2023-Apr Class GL-R (Acquired 04/25/2023; Cost $21,867) (c)(d)(e)	21,867	989,491
Sector Re V Series 2023-Dec Class GL-R (Acquired 12/08/2023; Cost $3,812,600) (c)(d)(e)(h)	3,812,600	4,892,083
Sector Re V Series 2024-Apr Class GL-R (Acquired 04/29/2024; Cost $15,407,864) (c)(d)(e)(h)	15,407,864	17,636,992
		70,113,192
TOTAL PARTICIPATION NOTES (Cost $59,104,873)		70,113,192

	Shares	Value
Preference Shares - 10.4%
Global - 10.2%
Multiperil - 10.2%
Arenal (Artex Segregated Account Company) (Acquired 05/07/2015 - 03/28/2016; Cost $6,256,510) (c)(d)(e)(g)	18,011	4,704,234
Hatteras (Artex Segregated Account Company) (Acquired 12/30/2014 - 11/01/2021; Cost $30,502,685) (c)(d)(e)(g)	37,256	34,651,005
Hudson Charles 2 (Mt. Logan Re) (Acquired 04/02/2014; Cost $11,534,500) (c)(d)(e)(g)	11,535	21,699,885
Hudson Charles 3 (Mt. Logan Re) (Acquired 06/19/2014 - 07/22/2024; Cost $31,639,470) (c)(d)(e)(g)	31,639	35,185,492
Labrador (Horseshoe Re) (Acquired 07/22/2022 - 01/05/2023; Cost $34,121,000) (c)(d)(e)(g)	34,121	59,792,240
Lyndhurst (Horseshoe Re) (Acquired 12/31/2020; Cost $2,696,725) (c)(d)(e)(g)	27,200	809,966
Madison (Artex Segregated Account Company) (Acquired 02/03/2020; Cost $1,010,838) (c)(d)(e)(g)(h)	5,011	919,467
Magnolia (Artex Segregated Account Company) (Acquired 06/20/2024; Cost $10,645,520) (c)(d)(e)(g)	10,646	12,488,462
Peregrine HYR (Acquired 12/21/2020; Cost $16,629,628) (c)(d)(e)(g)	1,800,000	23,333,278
Rondout (Artex Segregated Account Company) (Acquired 05/29/2015 - 11/17/2023; Cost $83,904,155) (c)(d)(e)(g)	150,090	132,521,163
Thopas Re Ltd. 2024-2 (S) (Acquired 06/26/2024; Cost $10,594,074) (c)(d)(e)(g)(h)	105,941	11,527,922
Yoho (Artex Segregated Account Company) (Acquired 05/17/2016 - 09/13/2021; Cost $3,204,971) (c)(d)(e)(g)(h)	39,886	440,675
		338,073,789

The accompanying notes are an integral part of these financial statements.	(Continued)

12	Stone Ridge Funds | Annual Report | October 31, 2024

Schedule of Investments	October 31, 2024

Stone Ridge High Yield Reinsurance Risk Premium Fund

	Shares	Value
United States - 0.2% Multiperil - 0.2%
Trouvaille Re Ltd. (Acquired 03/25/2024; Cost $4,393,040) (c)(d)(e)(g)(h)	$439,304	$4,875,845
TOTAL PREFERENCE SHARES (Cost $247,133,116)		342,949,634
TOTAL QUOTA SHARES AND OTHER REINSURANCE- RELATED SECURITIES (Cost $306,237,989)		413,062,826
SHORT-TERM INVESTMENTS - 6.0%
Money Market Funds - 6.0%
Fidelity Investments Money Market Funds - Government Portfolio - Class Institutional, 4.70% (i)	99,532,392	99,532,392
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 4.78% (i)	99,532,393	99,532,393
TOTAL SHORT-TERM INVESTMENTS (Cost $199,064,785)		199,064,785
TOTAL INVESTMENTS - 99.4% (Cost $3,167,892,390)		3,290,053,975
Other Assets in Excess of Liabilities - 0.6%		21,194,967
TOTAL NET ASSETS - 100.0%		$3,311,248,942

Principal amounts stated in U.S. dollars unless otherwise stated.
Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate
EUR - Euro
GBP - British Pound
NZD - New Zealand Dollar
(a)	Country shown is geographic area of peril risk.
(b)
Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at October 31, 2024 was $2,724,325,760, which represented 82.3% of net assets.

(c)	Security is restricted as to resale.
(d)
Foreign issued security. Total foreign securities by country of domicile are $3,090,989,190. Foreign concentration is as follows: Bermuda: 80.2%, Cayman Islands: 3.6%, Singapore: 3.3%, Supranational: 3.2%, Ireland: 2.4%, Great Britain: 0.5%, and Hong Kong: 0.2%.

(e)	Value determined using significant unobservable inputs.
(f)	All or a portion of the security is pledged as collateral for the Fund’s reverse repurchase agreements.
(g)
Security is fair valued by the Adviser Valuation Committee using an insurance industry model pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $387,632,390, which represents 11.7% of net assets.

(h)	Non-income producing security.
(i)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds | Annual Report | October 31, 2024	13

Schedule of Investments	as of October 31, 2024

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Reverse Repurchase Agreements

DESCRIPTION	PRINCIPAL VALUE	AMORTIZED COST
REVERSE REPURCHASE AGREEMENTS SOLD
Repurchase Agreement with JP Morgan Chase Securities, Inc., dated 10/25/2024, 6.23%, collateralized by $16,286,102 Event Linked Bonds, due 11/25/2024	$5,000,001	$5,000,001
TOTAL REVERSE REPURCHASE AGREEMENTS SOLD	$5,000,001	$5,000,001

The accompanying Notes are an integral part of the Schedule of Investments.

14	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	ACQUISTION DATE	PAR	COST	VALUE
ASSET-BACKED SECURITIES - 8.3%
United States - 8.3%
Achieve ABS Trust 2024-2PL (a)(b)(c)	8/28/2024	$12,200	$4,073,910	$5,134,580
Affirm Asset Securitization Trust 2023-B (a)(b)(c)	9/12/2023	1,500,000	1,499,807	1,550,527
Affirm Asset Securitization Trust 2024-X1 (a)(b)(c)	5/02/2024	45,355	2,159,245	2,030,220
AMSR 2022-SFR3 Trust (a)(b)(d)(e)	8/11/2022	2,000,000	1,758,228	1,860,867
AMSR 2023-SFR1 Trust (a)(b)(d)	2/22/2023	2,000,000	1,636,654	1,788,266
AMSR 2023-SFR2 Trust (a)(b)(d)	7/17/2023	2,000,000	1,499,804	1,563,032
AMSR 2023-SFR2 Trust-2 (a)(b)(d)	7/17/2023	5,000,000	3,926,650	4,077,424
AMSR 2024-SFR2 Trust (a)(b)(d)	10/29/2024	5,000,000	4,298,470	4,298,470
Firstkey Homes 2021-SFR1 Trust (a)(b)(d)	12/15/2022	2,000,000	1,755,823	1,857,409
Freed ABS Trust 2022-4FP (a)(b)(c)	10/21/2022	231,066	231,036	232,019
Home Partners of America 2021-2 Trust (a)(b)(d)	1/12/2023	2,401,406	2,281,606	2,200,754
Lendingpoint 2022-C Asset Securitization Trust (a)(b)(c)	9/23/2022	3,000,000	2,955,443	1,302,869
Marlette Funding Trust 2022-2 (a)(b)(c)	6/28/2022	1,000,000	984,948	1,002,688
Marlette Funding Trust 2023-3 (a)(b)(c)	7/18/2023	3,840	468,752	1,091,418
Progress Re 2021-SFR1 (a)(b)(d)	2/11/2021	1,750,000	1,749,957	1,620,289
Progress Re 2021-SFR2 Trust (a)(b)(d)	4/07/2021	3,000,000	2,999,930	2,810,386
Progress Re 2021-SFR10 Trust (a)(b)(d)	11/19/2021	4,683,425	4,683,306	3,996,015
Progress Re 2022-SFR3 Trust (a)(b)(d)	4/05/2022	3,000,000	2,917,628	2,864,840
Progress Re 2023-SFR2 Trust (a)(b)(d)(e)	9/19/2023	2,000,000	1,797,789	1,822,976
Progress Re 2024-SFR4 Trust (a)(b)(d)	6/21/2024	3,000,000	2,344,141	2,313,874
Prosper Marketplace Issuance Trust Series 2023-1 (a)(b)(c)	9/19/2023	3,600,000	3,599,464	3,698,398
Upgrade Master Credit Pass-Thru Trust Series 2021-ST3 (a)(b)(c)	5/27/2021	1,419,000	14,883	21,835
Upgrade Master Pass-Thru Trust Series 2023-PT1 (a)(b)(c)	7/31/2023	23,608,166	23,245,107	22,970,916
Upstart Asset Trust I Series 2023-1-GS (a)(b)(c)	12/05/2023	29,494,636	28,601,644	28,269,532
Upstart Pass-Through 2021-ST3 (a)(b)(c)	4/08/2021	2,850,000	475,822	190,883
Upstart Pass-Through 2021-ST4 (a)(b)(c)	5/13/2021	3,060,000	699,946	274,581
Upstart Pass-Through 2021-ST5 (a)(b)(c)	6/03/2021	1,000,000	384,257	173,882
Upstart Securitization Trust 2022-1 (a)(b)(c)	4/01/2022	4,200,000	4,129,938	2,328,182
Upstart Securitization Trust 2022-2 (a)(b)(c)	5/26/2022	3,150,000	3,133,513	2,720,145
Upstart Securitization Trust 2022-3 (a)(b)(c)	6/29/2022	3,600,000	3,529,864	3,393,911
Upstart Securitization Trust 2022-4 (a)(b)(c)	8/16/2022	1,214,000	1,213,697	1,183,706
Upstart Securitization Trust 2023-2 (a)(b)(c)	6/29/2023	2,500,000	2,499,800	2,613,774
Upstart Securitization Trust 2024-1 (a)(b)(c)	10/30/2024	5,000,000	4,999,975	4,999,975
Upstart Structured Pass-Through Trust Series 2022-4A (a)(b)(c)	10/17/2022	500,000	488,906	491,629
TOTAL ASSET-BACKED SECURITIES (Cost $123,039,943)				118,750,272

	PAR	VALUE
EVENT LINKED BONDS - 25.7% (f)
Chile - 0.3%
Earthquake - 0.3%
IBRD CAR 131, 9.62% (SOFR + 4.79%), 03/31/2026 (Acquired 04/21/2023 - 02/29/2024; Cost $3,999,698) (g)(h)(i)	$3,971,000	4,026,917
Europe - 0.6%
Earthquake - 0.1%
Azzurro Re II DAC 2024-1 Class A, 9.72% (3 Month EURIBOR + 6.50%), 04/20/2028 (Acquired 03/21/2024; Cost $1,021,594) (g)(h)(i)	EUR 941,000	1,024,000
Multiperil - 0.1%
King Max Re DAC, 8.18% (3 Month EURIBOR + 5.00%), 01/06/2027 (Acquired 12/08/2023; Cost $1,151,751) (g)(h)(i)	1,070,000	1,151,467

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	15

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PAR	VALUE
Multiperil - 0.1% (continued)
Lion III Re DAC 2021-1, 7.31% (3 Month EURIBOR + 4.13%), 07/16/2025 (Acquired 06/30/2023; Cost $560,854) (g)(h)(i)	$518,000	$554,938
Taranis Re DAC 2023-1 Class A, 11.39% (3 Month EURIBOR + 8.25%), 01/21/2028 (Acquired 11/29/2023; Cost $393,947) (g)(h)(i)	359,000	391,479
		2,097,884
Terrorism - 0.1%
Baltic PCC 2022-1 Class A, 10.03% (U.S. Treasury Bill Rate + 5.49%), 03/07/2025 (Acquired 02/14/2024 - 02/26/2024; Cost $870,339) (g)(h)(i)(j)	GBP 689,000	879,707
Windstorm - 0.3%
Blue Sky Re DAC 2023-1, 8.82% (3 Month EURIBOR + 5.75%), 01/26/2027 (Acquired 12/11/2023; Cost $530,690) (g)(h)(i)	EUR 493,000	547,641
Eiffel Re 2023-1 Class A, 6.54% (3 Month EURIBOR + 3.33%), 01/19/2027 (Acquired 06/22/2023 - 07/07/2023; Cost $1,717,211) (g)(h)(i)	1,567,000	1,677,687
Hexagon IV Re 2023-1 Class A, 11.72% (3 Month EURIBOR + 8.50%), 01/21/2028 (Acquired 11/07/2023; Cost $1,116,613) (g)(h)(i)	1,044,000	1,128,789
Orange Capital Re 2023-1 Class A, 10.75% (3 Month EURIBOR + 7.50%), 01/08/2027 (Acquired 11/17/2023; Cost $319,618) (g)(h)(i)	293,000	314,028
Quercus Re DAC, 11.67% (3 Month EURIBOR + 8.00%), 07/08/2027 (Acquired 07/15/2024; Cost $343,302) (g)(h)(i)	315,000	337,973
		4,006,118
		8,007,709
Global - 2.2%
Cyber - 0.5%
East Lane Re VII 2024-1 Class A, 13.79% (U.S. Treasury Bill Rate + 9.25%), 03/31/2026 (Acquired 12/20/2023; Cost $900,000) (g)(h)(i)	$900,000	901,364
Long Walk Re 2024-1 Class A, 14.27% (U.S. Treasury Bill Rate + 9.75%), 01/30/2026 (Acquired 11/13/2023; Cost $482,000) (g)(h)(i)	482,000	489,361
Matterhorn Re SR2023-1 Class CYB-A, 16.54% (U.S. Treasury Bill Rate + 12.00%), 01/08/2026 (Acquired 12/22/2023; Cost $2,124,000) (g)(h)(i)	2,124,000	2,138,745
PoleStar Re 2024-1 Class A, 17.54% (U.S. Treasury Bill Rate + 13.00%), 01/07/2026 (Acquired 12/13/2023; Cost $1,397,000) (g)(h)(i)	1,397,000	1,410,747
PoleStar Re 2024-3 Class A, 15.04% (U.S. Treasury Bill Rate + 10.50%), 01/07/2028 (Acquired 09/19/2024; Cost $2,561,000) (g)(h)(i)	2,561,000	2,556,896
		7,497,113
Earthquake - 0.1%
Ashera Re 2024-1 Class A, 9.54% (U.S. Treasury Bill Rate + 5.00%), 04/07/2027 (Acquired 03/21/2024; Cost $758,000) (g)(h)(i)	758,000	766,160
Multiperil - 1.5%
3264 Re 2022-1 Class A, 23.52% (U.S. Treasury Bill Rate + 19.00%), 01/08/2025 (Acquired 04/21/2023; Cost $1,016,470) (g)(h)(i)(j)	1,043,000	684,364
Aragonite Re 2024-1 Class A, 9.79% (U.S. Treasury Bill Rate + 5.25%), 04/07/2027 (Acquired 03/25/2024; Cost $931,000) (g)(h)(i)	931,000	949,499
Atlas Capital 2022 DAC 2022-1 Class A, 14.79% (SOFR + 9.83%), 06/06/2025 (Acquired 04/21/2023 - 07/07/2023; Cost $2,950,062) (g)(h)(i)	2,988,000	3,054,175
Claveau Re 2021-1 Class A, 21.77% (U.S. Treasury Bill Rate + 17.25%), 07/08/2025 (Acquired 04/21/2023 - 07/07/2023; Cost $987,656) (g)(h)(i)	1,223,757	887,041
Herbie Re 2021-1 Class A, 22.82% (U.S. Treasury Bill Rate + 18.30%), 06/06/2025 (Acquired 04/21/2023; Cost $505,624) (g)(h)(i)	577,636	511,208
Kendall Re 2024-1 Class A, 10.79% (U.S. Treasury Bill Rate + 6.25%), 04/30/2027 (Acquired 04/22/2024; Cost $1,520,000) (g)(h)(i)	1,520,000	1,571,934
Kilimanjaro III Re 2021-1 Class A-1, 16.88% (U.S. Treasury Bill Rate + 12.36%), 04/21/2025 (Acquired 04/21/2023; Cost $909,237) (g)(h)(i)	956,000	964,992
Kilimanjaro III Re 2021-1 Class C-1, 9.08% (U.S. Treasury Bill Rate + 4.56%), 04/21/2025 (Acquired 04/21/2023; Cost $706,879) (g)(h)(i)	724,000	726,512

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

16	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PAR	VALUE
Multiperil - 1.5% (continued)
Kilimanjaro III Re 2021-2 Class A-2, 16.88% (U.S. Treasury Bill Rate + 12.36%), 04/20/2026 (Acquired 04/21/2023; Cost $673,793) (g)(h)(i)	$782,000	$787,194
Kilimanjaro III Re 2021-2 Class B-2, 9.38% (U.S. Treasury Bill Rate + 4.86%), 04/20/2026 (Acquired 04/21/2023; Cost $323,299) (g)(h)(i)	348,000	347,287
Kilimanjaro III Re 2021-2 Class C-2, 9.08% (U.S. Treasury Bill Rate + 4.56%), 04/20/2026 (Acquired 04/21/2023; Cost $297,246) (g)(h)(i)	319,000	318,513
Kilimanjaro III Re 2022-1 Class A, 10.37% (U.S. Treasury Bill Rate + 5.85%), 06/25/2025 (Acquired 04/21/2023; Cost $967,560) (g)(h)(i)	985,000	1,006,674
Matterhorn Re SR2020-2 Class A, 1.50% (U.S. Treasury Bill Rate + 1.50%), 01/08/2027 (Acquired 04/21/2023; Cost $548,049) (g)(h)(i)(j)	548,049	438,439
Matterhorn Re SR2021-1 Class A, 10.67% (SOFR + 5.75%), 12/08/2025 (Acquired 04/21/2023 - 07/07/2023; Cost $1,597,424) (e)(g)(h)(i)	1,688,000	1,643,974
Matterhorn Re SR2022-1 Class A, 10.11% (SOFR + 5.25%), 03/24/2025 (Acquired 04/21/2023; Cost $454,968) (g)(h)(i)	464,000	464,000
Matterhorn Re SR2022-1 Class B, 12.61% (SOFR + 7.75%), 03/24/2025 (Acquired 04/21/2023; Cost $454,741) (g)(h)(i)	464,000	473,048
Montoya Re 2022-1 Class A, 11.62% (U.S. Treasury Bill Rate + 7.10%), 04/07/2025 (Acquired 04/21/2023; Cost $1,110,486) (g)(h)(i)	1,121,000	1,133,788
Northshore Re II 2022-1 Class A, 12.52% (U.S. Treasury Bill Rate + 8.00%), 07/08/2025 (Acquired 01/19/2024 - 05/02/2024; Cost $867,977) (g)(h)(i)	863,000	886,729
Sakura Re 2021-1 Class A, 6.93% (U.S. Treasury Bill Rate + 2.41%), 04/07/2025 (Acquired 04/21/2023 - 11/09/2023; Cost $1,521,180) (g)(h)(i)	1,532,000	1,537,390
Sakura Re 2021-1 Class B, 8.16% (U.S. Treasury Bill Rate + 3.64%), 04/07/2025 (Acquired 04/21/2023 - 07/07/2023; Cost $2,211,053) (e)(g)(h)(i)	2,229,000	2,228,699
Wrigley Re 2023-1 Class A, 11.02% (U.S. Treasury Bill Rate + 6.50%), 08/07/2026 (Acquired 07/14/2023; Cost $640,000) (g)(h)(i)	640,000	657,598
		21,273,058
Windstorm - 0.1%
Queen Street 2023 Re DAC, 12.02% (U.S. Treasury Bill Rate + 7.50%), 12/08/2025 (Acquired 05/12/2023 - 07/07/2023; Cost $1,725,975) (g)(h)(i)	1,728,000	1,773,713
		31,310,044
Jamaica - 0.2%
Windstorm - 0.2%
IBRD CAR 136, 12.02% (SOFR + 7.19%), 12/29/2027 (Acquired 04/25/2024; Cost $3,124,000) (g)(h)(i)	3,124,000	3,066,231
Japan - 0.7%
Earthquake - 0.5%
Kizuna Re III 2024-1 Class A, 7.29% (U.S. Treasury Bill Rate + 2.75%), 04/09/2029 (Acquired 03/13/2024; Cost $403,000) (g)(h)(i)	403,000	406,032
Nakama Re 2023-1 Class 2, 8.40% (3 Month Term SOFR + 4.00%), 05/09/2028 (Acquired 04/14/2023; Cost $667,000) (g)(h)(i)	667,000	679,398
Nakama Re Pte. 2021-1 Class 1, 6.57% (U.S. Treasury Bill Rate + 2.05%), 10/13/2026 (Acquired 04/21/2023 - 02/08/2024; Cost $3,889,015) (e)(g)(h)(i)	3,915,000	3,902,588
Nakama Re Pte. 2021-1 Class 2, 7.27% (U.S. Treasury Bill Rate + 2.75%), 10/13/2026 (Acquired 04/21/2023 - 07/07/2023; Cost $1,568,022) (e)(g)(h)(i)	1,612,000	1,603,975
		6,591,993
Multiperil - 0.2%
Tomoni Re Pte 2022-1 Class A-1, 6.61% (U.S. Treasury Bill Rate + 2.09%), 04/07/2026 (Acquired 07/25/2024; Cost $322,284) (g)(h)(i)	322,000	323,076
Tomoni Re Pte 2024-1 Class A, 7.79% (U.S. Treasury Bill Rate + 3.25%), 04/05/2028 (Acquired 03/25/2024; Cost $1,009,000) (g)(h)(i)	1,009,000	1,010,781
Tomoni Re Pte 2024-1 Class B, 8.54% (U.S. Treasury Bill Rate + 4.00%), 04/05/2028 (Acquired 03/25/2024; Cost $1,268,000) (g)(h)(i)	1,268,000	1,282,409
		2,616,266

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	17

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PAR	VALUE
Typhoon - 0.0% (k)
Black Kite Re 2022-1 Class A, 11.34% (U.S. Treasury Bill Rate + 6.82%), 06/09/2025 (Acquired 04/21/2023; Cost $628,049) (g)(h)(i)	$637,000	$653,869
		9,862,128
Mexico - 0.5%
Earthquake - 0.3%
IBRD CAR 132 Class A, 9.05% (SOFR + 4.22%), 04/24/2028 (Acquired 04/03/2024; Cost $2,815,000) (g)(h)(i)	2,815,000	2,846,897
IBRD CAR 133 Class B, 16.05% (SOFR + 11.22%), 04/24/2028 (Acquired 04/03/2024; Cost $983,000) (g)(h)(i)	983,000	985,587
		3,832,484
Windstorm - 0.2%
IBRD CAR 134 Class C, 18.55% (SOFR + 13.72%), 04/24/2028 (Acquired 04/03/2024; Cost $2,124,000) (g)(h)(i)	2,124,000	2,231,244
IBRD CAR 135 Class D, 17.05% (SOFR + 12.22%), 04/24/2028 (Acquired 05/01/2024; Cost $901,000) (g)(h)(i)	901,000	936,284
		3,167,528
		7,000,012
New Zealand - 0.1%
Multiperil - 0.1%
Totara Re Pte. 2023-1, 13.39%, 06/08/2027 (Acquired 05/24/2023 - 07/07/2023; Cost $1,611,338) (g)(h)(i)	NZD 2,624,000	1,604,634
United States - 21.1%
Earthquake - 3.9%
Acorn Re 2021-1 Class A, 7.02% (U.S. Treasury Bill Rate + 2.50%), 11/07/2024 (Acquired 04/21/2023 - 05/28/2024; Cost $5,525,835) (g)(h)(i)	$5,528,000	5,519,307
Acorn Re 2023-1 Class A, 8.87% (U.S. Treasury Bill Rate + 4.35%), 11/06/2026 (Acquired 06/22/2023 - 07/07/2023; Cost $1,596,262) (e)(g)(h)(i)	1,601,000	1,636,036
Acorn Re 2024-1 Class A, 7.64% (U.S. Treasury Bill Rate + 3.10%), 11/05/2027 (Acquired 10/25/2024; Cost $1,646,000) (g)(h)(i)	1,646,000	1,645,916
Acorn Re 2024-1 Class B, 7.64% (U.S. Treasury Bill Rate + 3.10%), 11/07/2025 (Acquired 10/25/2024; Cost $1,727,000) (g)(h)(i)	1,727,000	1,726,912
Herbie Re 2022-1 Class A, 18.02% (U.S. Treasury Bill Rate + 13.50%), 01/08/2027 (Acquired 04/21/2023; Cost $307,093) (g)(h)(i)	302,000	331,158
Logistics Re 2021-1 Class A, 8.39% (U.S. Treasury Bill Rate + 3.88%), 12/20/2024 (Acquired 04/21/2023; Cost $491,534) (g)(h)(i)	493,000	492,030
Merna Re II 2022-1 Class A, 8.37% (U.S. Treasury Bill Rate + 3.85%), 04/07/2025 (Acquired 04/21/2023 - 01/19/2024; Cost $3,609,345) (e)(g)(h)(i)	3,613,000	3,644,258
Phoenician Re 2021-1 Class A, 7.42% (U.S. Treasury Bill Rate + 2.90%), 12/14/2024 (Acquired 04/21/2023 - 05/21/2024; Cost $1,450,200) (g)(h)(i)	1,454,000	1,451,775
Sutter Re 2023-1 Class B, 11.27% (U.S. Treasury Bill Rate + 6.75%), 06/19/2026 (Acquired 06/06/2023 - 05/03/2024; Cost $2,894,651) (g)(h)(i)	2,890,000	2,984,346
Sutter Re 2023-1 Class E, 14.27% (U.S. Treasury Bill Rate + 9.75%), 06/19/2026 (Acquired 06/06/2023 - 09/26/2023; Cost $3,043,252) (g)(h)(i)	3,039,000	3,168,679
Torrey Pines Re 2022-1 Class A, 10.12% (U.S. Treasury Bill Rate + 5.60%), 06/06/2025 (Acquired 04/21/2023 - 07/07/2023; Cost $3,127,949) (e)(g)(h)(i)	3,145,000	3,165,119
Torrey Pines Re 2022-1 Class B, 13.13% (U.S. Treasury Bill Rate + 8.61%), 06/06/2025 (Acquired 04/21/2023 - 07/07/2023; Cost $2,088,913) (g)(h)(i)	2,122,000	2,138,661
Torrey Pines Re 2023-1 Class A, 9.73% (U.S. Treasury Bill Rate + 5.22%), 06/05/2026 (Acquired 05/18/2023; Cost $880,000) (e)(g)(h)(i)	880,000	898,366
Torrey Pines Re 2024-1 Class A, 10.54% (U.S. Treasury Bill Rate + 6.00%), 06/07/2027 (Acquired 05/17/2024; Cost $2,677,000) (g)(h)(i)	2,677,000	2,779,675
Torrey Pines Re 2024-1 Class B, 11.79% (U.S. Treasury Bill Rate + 7.25%), 06/07/2027 (Acquired 05/17/2024; Cost $1,817,000) (g)(h)(i)	1,817,000	1,873,044

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

18	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PAR	VALUE
Earthquake - 3.9% (continued)
Torrey Pines Re 2024-1 Class C, 13.54% (U.S. Treasury Bill Rate + 9.00%), 06/05/2026 (Acquired 05/17/2024; Cost $861,000) (g)(h)(i)	$861,000	$885,281
Ursa Re 2023-1 Class AA, 10.02% (U.S. Treasury Bill Rate + 5.50%), 12/06/2025 (Acquired 04/12/2023 - 04/21/2023; Cost $1,144,938) (g)(h)(i)	1,145,000	1,167,220
Ursa Re 2023-1 Class C, 12.77% (U.S. Treasury Bill Rate + 8.25%), 12/06/2025 (Acquired 04/12/2023 - 04/21/2023; Cost $615,967) (g)(h)(i)	616,000	633,251
Ursa Re 2023-2 Class E, 13.77% (U.S. Treasury Bill Rate + 9.25%), 12/07/2026 (Acquired 10/10/2023; Cost $2,996,000) (g)(h)(i)	2,996,000	3,128,829
Ursa Re 2023-3 Class AA, 10.04% (U.S. Treasury Bill Rate + 5.50%), 12/07/2026 (Acquired 12/01/2023 - 01/19/2024; Cost $3,371,467) (g)(h)(i)	3,370,000	3,490,336
Ursa Re 2023-3 Class D, 13.29% (U.S. Treasury Bill Rate + 8.75%), 12/07/2026 (Acquired 12/01/2023 - 05/17/2024; Cost $3,656,340) (g)(h)(i)	3,649,000	3,836,548
Ursa Re II 2021-1 Class F, 11.15% (U.S. Treasury Bill Rate + 6.63%), 12/06/2024 (Acquired 04/21/2023; Cost $1,124,404) (g)(h)(i)	1,130,000	1,128,937
Ursa Re II 2022-1 Class A, 9.52% (U.S. Treasury Bill Rate + 5.00%), 06/16/2025 (Acquired 04/21/2023 - 10/19/2023; Cost $2,524,571) (g)(h)(i)	2,544,000	2,559,803
Ursa Re II 2022-1 Class E, 12.27% (U.S. Treasury Bill Rate + 7.75%), 06/16/2025 (Acquired 04/21/2023; Cost $396,891) (e)(g)(h)(i)	406,000	408,269
Ursa Re II 2022-2 Class C, 14.77% (U.S. Treasury Bill Rate + 10.25%), 12/06/2025 (Acquired 09/05/2023; Cost $370,319) (g)(h)(i)	361,000	378,528
Veraison Re 2023-1 Class A, 11.43% (U.S. Treasury Bill Rate + 6.91%), 03/09/2026 (Acquired 04/21/2023; Cost $639,632) (g)(h)(i)	636,000	662,523
Veraison Re 2023-1 Class B, 17.05% (U.S. Treasury Bill Rate + 12.53%), 03/09/2026 (Acquired 04/21/2023; Cost $617,853) (g)(h)(i)	611,000	654,112
Veraison Re 2024-1 Class A, 9.29% (U.S. Treasury Bill Rate + 4.75%), 03/08/2027 (Acquired 01/30/2024; Cost $1,225,000) (g)(h)(i)	1,225,000	1,250,426
Wrigley Re 2023-1 Class B, 11.52% (U.S. Treasury Bill Rate + 7.00%), 08/07/2026 (Acquired 07/14/2023 - 09/05/2023; Cost $1,782,447) (e)(g)(h)(i)	1,781,000	1,859,639
		55,498,984
Fire - 0.1%
SD Re 2021-1 Class A, 13.27% (U.S. Treasury Bill Rate + 8.75%), 11/19/2024 (Acquired 04/21/2023; Cost $318,578) (g)(h)(i)	319,000	318,403
SD Re 2021-1 Class B, 13.77% (U.S. Treasury Bill Rate + 9.25%), 11/19/2024 (Acquired 04/21/2023; Cost $898,000) (g)(h)(i)	898,000	896,284
		1,214,687
Flood - 1.0%
FloodSmart Re 2022-1 Class A, 16.35% (U.S. Treasury Bill Rate + 11.83%), 02/25/2025 (Acquired 04/21/2023 - 07/07/2023; Cost $3,404,571) (e)(g)(h)(i)	3,459,000	3,538,820
FloodSmart Re 2022-1 Class B, 18.85% (U.S. Treasury Bill Rate + 14.33%), 02/25/2025 (Acquired 04/21/2023 - 10/24/2023; Cost $1,167,152) (e)(g)(h)(i)	1,192,000	1,072,795
FloodSmart Re 2023-1 Class A, 21.67% (U.S. Treasury Bill Rate + 17.15%), 03/11/2026 (Acquired 04/21/2023 - 07/07/2023; Cost $2,676,172) (g)(h)(i)	2,673,000	2,740,897
FloodSmart Re 2023-1 Class B, 26.92% (U.S. Treasury Bill Rate + 22.40%), 03/11/2026 (Acquired 04/21/2023; Cost $463,420) (g)(h)(i)	464,000	406,000
FloodSmart Re 2024-1 Class A, 18.54% (U.S. Treasury Bill Rate + 14.00%), 03/12/2027 (Acquired 02/29/2024; Cost $5,788,000) (g)(h)(i)	5,788,000	5,969,164
FloodSmart Re 2024-1 Class B, 21.79% (U.S. Treasury Bill Rate + 17.25%), 03/12/2027 (Acquired 02/29/2024; Cost $1,365,000) (g)(h)(i)	1,365,000	1,381,584
		15,109,260
Mortality/Longevity/Disease - 0.4%
Vita Capital VI 2021-1 Class B, 7.98% (SOFR + 3.12%), 01/08/2026 (Acquired 04/21/2023 - 07/07/2023; Cost $1,642,908) (g)(h)(i)(j)	1,769,000	—
Vitality Re XII 2021 Class A, 6.77% (U.S. Treasury Bill Rate + 2.25%), 01/07/2025 (Acquired 04/21/2023 - 03/20/2024; Cost $1,886,948) (g)(h)(i)	1,889,000	1,888,902

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	19

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PAR	VALUE
Mortality/Longevity/Disease - 0.4% (continued)
Vitality Re XII 2021 Class B, 7.27% (U.S. Treasury Bill Rate + 2.75%), 01/07/2025 (Acquired 04/21/2023 - 03/07/2024; Cost $1,016,834) (g)(h)(i)	$1,019,000	$1,017,298
Vitality Re XIII 2022 Class A, 6.52% (U.S. Treasury Bill Rate + 2.00%), 01/06/2026 (Acquired 04/21/2023; Cost $500,287) (g)(h)(i)	509,000	506,087
Vitality Re XIII 2022 Class B, 7.27% (U.S. Treasury Bill Rate + 2.75%), 01/06/2026 (Acquired 09/27/2023 - 03/07/2024; Cost $608,141) (g)(h)(i)	615,000	610,251
Vitality Re XIV 2023 Class A, 8.02% (U.S. Treasury Bill Rate + 3.50%), 01/05/2027 (Acquired 03/07/2024 - 03/14/2024; Cost $967,621) (e)(g)(h)(i)	954,000	966,645
Vitality Re XV 2024 Class A, 7.04% (U.S. Treasury Bill Rate + 2.50%), 01/07/2028 (Acquired 01/22/2024; Cost $556,000) (e)(g)(h)(i)	556,000	555,649
Vitality Re XV 2024 Class B, 8.04% (U.S. Treasury Bill Rate + 3.50%), 01/07/2028 (Acquired 01/22/2024; Cost $380,000) (e)(g)(h)(i)	380,000	380,061
		5,924,893
Multiperil - 6.7%
Aquila Re I 2023-1 Class B-1, 12.79% (U.S. Treasury Bill Rate + 8.27%), 06/08/2026 (Acquired 05/10/2023; Cost $844,000) (g)(h)(i)	844,000	890,336
Aquila Re I 2023-1 Class C-1, 13.70% (U.S. Treasury Bill Rate + 9.18%), 06/08/2026 (Acquired 05/10/2023 - 10/30/2024; Cost $1,811,898) (g)(h)(i)	1,787,000	1,904,048
Aquila Re I 2024-1 Class A-1, 10.04% (U.S. Treasury Bill Rate + 5.50%), 06/07/2027 (Acquired 04/26/2024; Cost $730,000) (g)(h)(i)	730,000	746,032
Aquila Re I 2024-1 Class B-1, 13.54% (U.S. Treasury Bill Rate + 9.00%), 06/07/2027 (Acquired 04/26/2024; Cost $443,000) (g)(h)(i)	443,000	463,160
Baldwin Re 2021-1 Class A, 6.56% (U.S. Treasury Bill Rate + 2.04%), 07/07/2025 (Acquired 09/05/2023 - 01/31/2024; Cost $1,908,886) (g)(h)(i)	1,921,000	1,918,431
Baldwin Re 2023-1 Class A, 9.02% (U.S. Treasury Bill Rate + 4.50%), 07/07/2027 (Acquired 06/21/2023; Cost $446,000) (g)(h)(i)	446,000	456,596
Blue Halo Re 2022-1 Class A, 14.27% (U.S. Treasury Bill Rate + 9.75%), 02/24/2025 (Acquired 08/29/2024; Cost $399,590) (g)(h)(i)	417,000	417,646
Blue Halo Re 2022-1 Class B, 19.79% (U.S. Treasury Bill Rate + 15.25%), 02/24/2025 (Acquired 01/30/2024; Cost $553,054) (g)(h)(i)	551,000	517,940
Bonanza Re 2023-2 Class A, 4.54% (U.S. Treasury Bill Rate + 0.00%), 01/08/2025 (Acquired 12/19/2023; Cost $606,824) (g)(h)(i)	636,000	523,913
Bowline Re 2022-1 Class A, 10.87% (U.S. Treasury Bill Rate + 6.35%), 05/23/2025 (Acquired 04/21/2023; Cost $339,669) (e)(g)(h)(i)	348,000	353,568
Bowline Re 2022-1 Class B, 20.71% (U.S. Treasury Bill Rate + 16.19%), 05/23/2025 (Acquired 04/21/2023; Cost $311,598) (g)(h)(i)	319,000	326,814
Finca Re 2022-1 Class A, 12.78% (U.S. Treasury Bill Rate + 8.26%), 06/06/2025 (Acquired 04/21/2023; Cost $401,559) (g)(h)(i)	406,000	417,815
Foundation Re 2023-1 Class A, 10.79% (U.S. Treasury Bill Rate + 6.25%), 01/08/2027 (Acquired 12/19/2023; Cost $1,529,000) (g)(h)(i)	1,529,000	1,573,391
Four Lakes Re 2021-1 Class A, 8.91% (U.S. Treasury Bill Rate + 4.39%), 01/07/2025 (Acquired 04/21/2023; Cost $396,239) (g)(h)(i)	406,000	406,315
Four Lakes Re 2023-1 Class A, 10.29% (U.S. Treasury Bill Rate + 5.75%), 01/07/2027 (Acquired 12/08/2023; Cost $433,000) (g)(h)(i)	433,000	441,408
Fuchsia 2023-1 Class A, 14.54% (U.S. Treasury Bill Rate + 10.00%), 04/06/2027 (Acquired 12/14/2023; Cost $1,136,000) (g)(h)(i)	1,136,000	1,185,795
Galileo Re 2023-1 Class A, 11.54% (U.S. Treasury Bill Rate + 7.00%), 01/07/2028 (Acquired 12/04/2023; Cost $1,825,000) (g)(h)(i)	1,825,000	1,889,942
Galileo Re 2023-1 Class B, 11.54% (U.S. Treasury Bill Rate + 7.00%), 01/08/2026 (Acquired 12/04/2023; Cost $568,000) (g)(h)(i)	568,000	579,568
Herbie Re 2020-2 Class A, 11.25% (U.S. Treasury Bill Rate + 6.73%), 01/08/2025 (Acquired 04/08/2024; Cost $596,639) (g)(h)(i)	598,000	598,760
Herbie Re 2020-2 Class B, 14.24% (U.S. Treasury Bill Rate + 9.72%), 01/08/2025 (Acquired 04/21/2023; Cost $459,557) (g)(h)(i)	464,000	467,159
High Point Re 2023-1 Class A, 10.29% (U.S. Treasury Bill Rate + 5.75%), 01/06/2027 (Acquired 12/01/2023; Cost $3,590,000) (g)(h)(i)	3,590,000	3,673,764

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

20	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PAR	VALUE
Multiperil - 6.7% (continued)
Hypatia Ltd. 2023-1 Class A, 15.02% (U.S. Treasury Bill Rate + 10.50%), 04/08/2026 (Acquired 04/21/2023; Cost $361,801) (g)(h)(i)	$362,000	$378,592
Kilimanjaro III Re 2019-1 Class A-1, 4.62% (U.S. Treasury Bill Rate + 0.10%), 01/08/2027 (Acquired 04/21/2023; Cost $715,710) (g)(h)(i)	715,710	676,775
Kilimanjaro III Re 2019-2 Class A-2, 21.18% (U.S. Treasury Bill Rate + 16.66%), 12/19/2024 (Acquired 04/21/2023 - 07/07/2023; Cost $1,517,899) (g)(h)(i)	1,599,821	1,469,596
Kilimanjaro III Re 2019-2 Class B-2, 14.43% (U.S. Treasury Bill Rate + 9.91%), 12/19/2024 (Acquired 04/21/2023; Cost $1,066,667) (g)(h)(i)	1,072,000	1,071,464
Locke Tavern Re 2023-1 Class A, 9.30% (U.S. Treasury Bill Rate + 4.78%), 04/09/2026 (Acquired 04/21/2023 - 08/21/2023; Cost $1,211,029) (g)(h)(i)	1,206,000	1,237,274
Long Point Re IV 2022-1 Class A, 8.77% (U.S. Treasury Bill Rate + 4.25%), 06/01/2026 (Acquired 04/21/2023 - 09/28/2023; Cost $5,631,197) (g)(h)(i)	5,666,000	5,764,988
Merna Re II 2022-2 Class A, 12.01% (U.S. Treasury Bill Rate + 7.49%), 07/07/2025 (Acquired 04/21/2023; Cost $819,172) (g)(h)(i)	869,000	879,122
Merna Re II 2023-1 Class A, 12.27% (U.S. Treasury Bill Rate + 7.75%), 07/07/2026 (Acquired 04/21/2023; Cost $1,034,120) (g)(h)(i)	1,035,000	1,087,731
Merna Re II 2023-2 Class A, 14.77% (U.S. Treasury Bill Rate + 10.25%), 07/07/2026 (Acquired 04/21/2023 - 07/07/2023; Cost $1,697,400) (g)(h)(i)	1,685,000	1,786,395
Merna Re II 2024-1 Class A, 11.79% (U.S. Treasury Bill Rate + 7.25%), 07/07/2027 (Acquired 05/08/2024; Cost $2,019,000) (g)(h)(i)	2,019,000	2,109,497
Merna Re II 2024-2 Class A, 13.29% (U.S. Treasury Bill Rate + 8.75%), 07/07/2027 (Acquired 05/08/2024; Cost $2,574,000) (g)(h)(i)	2,574,000	2,628,826
Merna Re II 2024-3 Class A, 13.04% (U.S. Treasury Bill Rate + 8.50%), 07/07/2027 (Acquired 05/08/2024; Cost $4,289,000) (g)(h)(i)	4,289,000	4,509,618
Mona Lisa Re 2021-1 Class A, 11.52% (U.S. Treasury Bill Rate + 7.00%), 07/08/2025 (Acquired 04/21/2023 - 07/07/2023; Cost $1,934,979) (e)(g)(h)(i)	2,005,000	2,034,775
Mountain Re 2023-1 Class A, 11.34% (U.S. Treasury Bill Rate + 6.82%), 06/05/2026 (Acquired 05/24/2023 - 03/05/2024; Cost $901,638) (g)(h)(i)	892,000	926,234
Mystic Re IV 2021-2 Class A, 10.62% (U.S. Treasury Bill Rate + 6.10%), 01/08/2025 (Acquired 04/21/2023 - 07/07/2023; Cost $2,526,941) (g)(h)(i)	2,555,000	2,565,667
Mystic Re IV 2023-1 Class A, 13.69% (U.S. Treasury Bill Rate + 9.17%), 01/08/2026 (Acquired 04/21/2023 - 06/12/2024; Cost $1,513,082) (g)(h)(i)	1,498,000	1,556,708
Puerto Rico Parametric Re 2024-1 Class A, 9.00% (U.S. Treasury Bill Rate + 9.00%), 06/07/2027 (Acquired 06/14/2024; Cost $368,000) (g)(h)(i)	368,000	383,500
Residential Re 2020-II Class 4, 10.81% (U.S. Treasury Bill Rate + 6.29%), 12/06/2024 (Acquired 04/21/2023; Cost $575,364) (g)(h)(i)	577,000	574,513
Residential Re 2021-I Class 11, 14.45% (U.S. Treasury Bill Rate + 9.93%), 06/06/2025 (Acquired 04/21/2023 - 07/07/2023; Cost $1,461,512) (g)(h)(i)	1,573,000	1,340,689
Residential Re 2021-I Class 12, 10.03% (U.S. Treasury Bill Rate + 5.51%), 06/06/2025 (Acquired 04/21/2023 - 07/12/2023; Cost $1,026,803) (g)(h)(i)	1,078,000	1,062,591
Residential Re 2021-I Class 13, 8.40% (U.S. Treasury Bill Rate + 3.88%), 06/06/2025 (Acquired 04/21/2023; Cost $668,755) (g)(h)(i)	695,000	696,577
Residential Re 2021-I Class 14, 7.23% (U.S. Treasury Bill Rate + 2.71%), 06/06/2025 (Acquired 04/21/2023; Cost $873,345) (g)(h)(i)	898,000	895,404
Residential Re 2022-I Class 11, 17.03% (U.S. Treasury Bill Rate + 12.51%), 06/06/2026 (Acquired 04/21/2023; Cost $356,289) (g)(h)(i)	406,000	362,472
Residential Re 2022-I Class 12, 12.31% (U.S. Treasury Bill Rate + 7.79%), 06/06/2026 (Acquired 04/21/2023; Cost $520,128) (g)(h)(i)	579,000	533,714
Residential Re 2022-I Class 13, 10.06% (U.S. Treasury Bill Rate + 5.54%), 06/06/2026 (Acquired 04/21/2023 - 07/07/2023; Cost $1,741,689) (g)(h)(i)	1,887,000	1,836,365
Residential Re 2022-I Class 14, 8.73% (U.S. Treasury Bill Rate + 4.21%), 06/06/2026 (Acquired 04/21/2023 - 07/07/2023; Cost $2,237,688) (g)(h)(i)	2,358,000	2,322,546
Residential Re 2023-I Class 13, 15.68% (U.S. Treasury Bill Rate + 11.16%), 06/06/2027 (Acquired 04/28/2023 - 07/07/2023; Cost $2,220,725) (g)(h)(i)	2,219,000	2,199,184
Residential Re 2023-I Class 14, 11.05% (U.S. Treasury Bill Rate + 6.53%), 06/06/2027 (Acquired 04/28/2023 - 09/22/2023; Cost $3,632,499) (g)(h)(i)	3,642,000	3,632,474

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	21

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PAR	VALUE
Multiperil - 6.7% (continued)
Residential Re 2023-II Class 2, 4.52% (U.S. Treasury Bill Rate + 0.00%), 12/06/2024 (Acquired 11/07/2023; Cost $332,763) (g)(h)(i)	$338,000	$333,685
Residential Re 2023-II Class 3, 12.94% (U.S. Treasury Bill Rate + 8.42%), 12/06/2027 (Acquired 11/07/2023; Cost $1,105,000) (g)(h)(i)	1,105,000	1,118,884
Residential Re 2023-II Class 5, 10.44% (U.S. Treasury Bill Rate + 5.92%), 12/06/2027 (Acquired 11/07/2023; Cost $2,579,000) (g)(h)(i)	2,579,000	2,650,618
Residential Re 2024-I Class 14, 10.29% (U.S. Treasury Bill Rate + 5.75%), 06/06/2028 (Acquired 04/25/2024; Cost $651,000) (g)(h)(i)	651,000	652,008
Riverfront Re 2021 Class A, 9.02% (U.S. Treasury Bill Rate + 4.50%), 01/07/2025 (Acquired 04/21/2023 - 07/07/2023; Cost $1,833,697) (e)(g)(h)(i)	1,848,000	1,843,203
Riverfront Re 2021 Class B, 11.79% (U.S. Treasury Bill Rate + 7.27%), 01/07/2025 (Acquired 04/21/2023; Cost $314,145) (g)(h)(i)	319,000	318,582
Sakura Re 2022-1 Class A, 18.02% (U.S. Treasury Bill Rate + 13.50%), 01/05/2026 (Acquired 04/21/2023; Cost $681,086) (g)(h)(i)	685,000	725,573
Sanders Re II 2021-1 Class A, 7.77% (U.S. Treasury Bill Rate + 3.25%), 04/07/2025 (Acquired 04/21/2023 - 07/24/2023; Cost $1,335,970) (g)(h)(i)	1,352,000	1,353,182
Sanders Re II 2021-2 Class A, 7.52% (U.S. Treasury Bill Rate + 3.00%), 04/07/2025 (Acquired 04/21/2023 - 10/26/2023; Cost $721,379) (g)(h)(i)	730,000	731,825
Sanders Re III 2022-1 Class A, 7.93% (U.S. Treasury Bill Rate + 3.41%), 04/07/2026 (Acquired 04/21/2023 - 09/28/2023; Cost $2,590,468) (g)(h)(i)	2,675,000	2,660,983
Sanders Re III 2022-1 Class B, 15.12% (U.S. Treasury Bill Rate + 10.60%), 04/07/2026 (Acquired 04/21/2023; Cost $744,679) (g)(h)(i)	811,000	768,128
Sanders Re III 2022-2 Class A, 10.97% (U.S. Treasury Bill Rate + 6.45%), 06/07/2025 (Acquired 04/21/2023 - 07/07/2023; Cost $1,580,637) (g)(h)(i)	1,612,000	1,651,774
Sanders Re III 2022-2 Class B, 12.98% (U.S. Treasury Bill Rate + 8.46%), 06/07/2025 (Acquired 04/21/2023 - 03/28/2024; Cost $1,316,136) (g)(h)(i)	1,342,000	1,373,536
Sanders Re III 2022-3 Class A, 10.79% (U.S. Treasury Bill Rate + 6.27%), 04/07/2027 (Acquired 04/21/2023; Cost $612,175) (g)(h)(i)	604,000	629,052
Sanders Re III 2023-1 Class A, 10.07% (U.S. Treasury Bill Rate + 5.55%), 04/07/2027 (Acquired 04/21/2023; Cost $416,285) (g)(h)(i)	415,000	425,012
Sanders Re III 2023-1 Class B, 15.50% (U.S. Treasury Bill Rate + 15.50%), 04/07/2027 (Acquired 04/21/2023; Cost $516,860) (g)(h)(i)	518,000	499,155
Sanders Re III 2023-2 Class A, 12.66% (U.S. Treasury Bill Rate + 8.14%), 06/05/2026 (Acquired 05/24/2023 - 07/07/2023; Cost $2,568,539) (g)(h)(i)	2,572,000	2,733,433
Sanders Re III 2024-1 Class A, 10.29% (U.S. Treasury Bill Rate + 5.75%), 04/07/2028 (Acquired 01/16/2024; Cost $2,500,000) (g)(h)(i)	2,500,000	2,587,739
Solomon Re 2023-1 Class A, 10.04% (U.S. Treasury Bill Rate + 5.52%), 06/08/2026 (Acquired 06/12/2023; Cost $402,000) (g)(h)(i)	402,000	413,103
Sussex Capital UK PCC 2020-1, 12.88% (U.S. Treasury Bill Rate + 8.36%), 01/08/2025 (Acquired 04/21/2023 - 07/07/2023; Cost $2,333,777) (g)(h)(i)	2,358,000	2,368,320
Titania Re 2021-2 Class A, 11.10% (U.S. Treasury Bill Rate + 6.58%), 12/27/2024 (Acquired 04/21/2023; Cost $515,571) (g)(h)(i)	521,000	521,585
Topanga Re 2021-1 Class A, 9.57% (U.S. Treasury Bill Rate + 5.05%), 01/08/2026 (Acquired 04/21/2023; Cost $762,397) (g)(h)(i)	811,000	806,479
Topanga Re 2021-1 Class B, 10.50% (N/A + 0.50%), 01/04/2028 (Acquired 04/21/2023; Cost $347,876) (g)(h)(i)	348,000	273,180
Vista Re 2022-1 Class A, 19.01% (U.S. Treasury Bill Rate + 14.49%), 05/21/2025 (Acquired 04/21/2023; Cost $513,156) (g)(h)(i)	521,000	533,869
Yosemite Re 2022-1 Class A, 15.11% (U.S. Treasury Bill Rate + 10.60%), 06/06/2025 (Acquired 04/21/2023; Cost $572,223) (g)(h)(i)	579,000	597,238
		94,845,838
Windstorm - 9.0%
3264 Re 2024-1 Class B, 22.54% (U.S. Treasury Bill Rate + 18.00%), 07/08/2027 (Acquired 06/24/2024; Cost $367,000) (g)(h)(i)	367,000	400,319
Alamo Re 2022-1 Class A, 12.04% (U.S. Treasury Bill Rate + 7.52%), 06/07/2025 (Acquired 04/21/2023 - 03/27/2024; Cost $2,211,213) (g)(h)(i)	2,221,000	2,265,554

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

22	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PAR	VALUE
Windstorm - 9.0% (continued)
Alamo Re 2023-1 Class A, 12.91% (U.S. Treasury Bill Rate + 8.39%), 06/07/2026 (Acquired 04/12/2023 - 07/07/2023; Cost $5,580,676) (e)(g)(h)(i)	$5,569,000	$5,802,102
Alamo Re 2024-1 Class A, 6.00% (U.S. Treasury Bill Rate + 6.00%), 06/07/2027 (Acquired 04/04/2024 - 08/07/2024; Cost $5,682,396) (g)(h)(i)	5,679,000	5,932,698
Alamo Re 2024-1 Class B, 12.29% (U.S. Treasury Bill Rate + 7.75%), 06/07/2027 (Acquired 04/04/2024; Cost $7,167,000) (g)(h)(i)	7,167,000	7,450,537
Alamo Re 2024-1 Class C, 15.79% (U.S. Treasury Bill Rate + 11.25%), 06/07/2026 (Acquired 04/04/2024; Cost $5,796,000) (g)(h)(i)	5,796,000	6,124,743
Armor Re II 2024-1 Class A, 14.79% (U.S. Treasury Bill Rate + 10.25%), 05/07/2027 (Acquired 04/11/2024; Cost $1,948,000) (g)(h)(i)	1,948,000	2,032,474
Astro Re 2021-1 Class A, 13.27% (U.S. Treasury Bill Rate + 8.75%), 07/08/2025 (Acquired 04/21/2023; Cost $377,702) (g)(h)(i)(j)	417,000	145,950
Bayou Re 2023-1 Class A, 17.43% (U.S. Treasury Bill Rate + 12.91%), 05/26/2026 (Acquired 05/11/2023; Cost $585,000) (g)(h)(i)	585,000	626,331
Bayou Re 2023-1 Class B, 24.22% (U.S. Treasury Bill Rate + 19.70%), 05/26/2026 (Acquired 05/11/2023 - 07/07/2023; Cost $1,364,441) (g)(h)(i)	1,366,000	1,516,174
Bayou Re 2024-1 Class A, 13.04% (U.S. Treasury Bill Rate + 8.50%), 04/30/2027 (Acquired 04/18/2024; Cost $1,868,000) (g)(h)(i)	1,868,000	1,958,566
Bayou Re 2024-1 Class B, 23.04% (U.S. Treasury Bill Rate + 18.50%), 04/30/2027 (Acquired 04/18/2024; Cost $623,000) (g)(h)(i)	623,000	675,813
Blue Ridge Re 2023-1 Class A, 9.77% (U.S. Treasury Bill Rate + 5.25%), 01/08/2027 (Acquired 11/14/2023; Cost $2,766,000) (g)(h)(i)	2,766,000	2,815,076
Blue Ridge Re 2023-1 Class B, 12.52% (U.S. Treasury Bill Rate + 8.00%), 01/08/2027 (Acquired 11/14/2023; Cost $3,367,000) (g)(h)(i)	3,367,000	3,498,631
Bonanza Re 2022-2 Class A, 10.14% (U.S. Treasury Bill Rate + 5.62%), 03/16/2025 (Acquired 04/21/2023; Cost $500,441) (g)(h)(i)	521,000	501,983
Cape Lookout Re 2022-1 Class A, 14.11% (U.S. Treasury Bill Rate + 9.59%), 03/28/2025 (Acquired 04/21/2023 - 07/07/2023; Cost $4,041,804) (g)(h)(i)	4,088,000	4,155,990
Cape Lookout Re 2023-1 Class A, 12.94% (U.S. Treasury Bill Rate + 8.42%), 04/28/2026 (Acquired 04/14/2023 - 09/17/2024; Cost $7,025,276) (e)(g)(h)(i)	7,007,000	7,305,228
Cape Lookout Re 2024-1 Class A, 12.54% (U.S. Treasury Bill Rate + 8.00%), 04/05/2027 (Acquired 03/12/2024 - 09/13/2024; Cost $6,382,202) (g)(h)(i)	6,368,000	6,522,297
Catahoula Re II 2022-1 Class A, 15.76% (U.S. Treasury Bill Rate + 11.24%), 06/16/2025 (Acquired 04/21/2023 - 03/28/2024; Cost $1,274,912) (g)(h)(i)	1,300,000	1,375,347
Catahoula Re II 2022-1 Class B, 17.88% (U.S. Treasury Bill Rate + 13.36%), 06/16/2025 (Acquired 04/21/2023; Cost $912,354) (g)(h)(i)	927,000	971,669
Charles River Re 2024-1 Class A, 11.29% (U.S. Treasury Bill Rate + 6.75%), 05/10/2027 (Acquired 04/05/2024; Cost $1,340,000) (g)(h)(i)	1,340,000	1,376,357
Citrus Re 2022-1 Class A, 9.58% (U.S. Treasury Bill Rate + 5.06%), 06/07/2025 (Acquired 04/21/2023; Cost $715,905) (g)(h)(i)	724,000	737,033
Citrus Re 2023-1 Class A, 11.11% (U.S. Treasury Bill Rate + 6.59%), 06/07/2026 (Acquired 04/27/2023; Cost $828,000) (e)(g)(h)(i)	828,000	863,701
Citrus Re 2023-1 Class B, 13.29% (U.S. Treasury Bill Rate + 8.77%), 06/07/2026 (Acquired 04/27/2023; Cost $719,000) (g)(h)(i)	719,000	750,927
Citrus Re 2024-1 Class A, 13.79% (U.S. Treasury Bill Rate + 9.25%), 06/07/2027 (Acquired 03/19/2024; Cost $395,000) (g)(h)(i)	395,000	406,998
Citrus Re 2024-1 Class B, 15.04% (U.S. Treasury Bill Rate + 10.50%), 06/07/2027 (Acquired 03/19/2024; Cost $762,000) (g)(h)(i)	762,000	787,766
Commonwealth Re 2023-1 Class A, 8.79% (U.S. Treasury Bill Rate + 4.27%), 07/08/2026 (Acquired 06/07/2023; Cost $837,000) (g)(h)(i)	837,000	859,291
Everglades Re II 2024-1 Class A, 15.04% (U.S. Treasury Bill Rate + 10.50%), 05/13/2027 (Acquired 05/15/2024; Cost $4,296,000) (g)(h)(i)	4,296,000	4,494,634
Everglades Re II 2024-1 Class B, 16.04% (U.S. Treasury Bill Rate + 11.50%), 05/13/2027 (Acquired 05/15/2024; Cost $4,321,000) (g)(h)(i)	4,321,000	4,519,520
Everglades Re II 2024-1 Class C, 17.29% (U.S. Treasury Bill Rate + 12.75%), 05/13/2027 (Acquired 05/15/2024; Cost $2,995,000) (g)(h)(i)	2,995,000	3,145,319

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	23

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PAR	VALUE
Windstorm - 9.0% (continued)
First Coast Re III 2021-1 Class A, 11.26% (U.S. Treasury Bill Rate + 6.74%), 04/07/2025 (Acquired 04/21/2023 - 08/18/2023; Cost $817,142) (g)(h)(i)	$834,000	$838,795
Fish Pond Re 2024-1 Class A, 8.54% (U.S. Treasury Bill Rate + 4.00%), 01/08/2027 (Acquired 12/22/2023; Cost $1,327,000) (g)(h)(i)	1,327,000	1,352,952
Gateway Re 2022-1 Class A, 13.80% (U.S. Treasury Bill Rate + 9.28%), 05/12/2025 (Acquired 04/21/2023 - 01/10/2024; Cost $1,346,756) (g)(h)(i)	1,360,000	1,389,054
Gateway Re 2023-1 Class A, 18.48% (U.S. Treasury Bill Rate + 13.96%), 02/24/2026 (Acquired 04/21/2023 - 07/07/2023; Cost $2,590,972) (g)(h)(i)	2,560,000	2,755,036
Gateway Re 2023-1 Class B, 24.92% (U.S. Treasury Bill Rate + 20.40%), 02/24/2026 (Acquired 04/21/2023; Cost $404,571) (g)(h)(i)	408,000	441,784
Gateway Re 2023-3 Class A, 14.52% (U.S. Treasury Bill Rate + 10.00%), 07/08/2026 (Acquired 07/14/2023; Cost $752,000) (g)(h)(i)	752,000	783,720
Gateway Re 2024-1 Class A, 4.54% (U.S. Treasury Bill Rate + 0.00%), 12/23/2024 (Acquired 03/11/2024; Cost $1,116,617) (g)(h)(i)	1,133,000	1,119,278
Gateway Re 2024-1 Class AA, 10.04% (U.S. Treasury Bill Rate + 5.50%), 07/08/2027 (Acquired 03/11/2024 - 07/11/2024; Cost $1,256,011) (g)(h)(i)	1,259,000	1,292,953
Gateway Re 2024-2 Class C, 4.54% (U.S. Treasury Bill Rate + 0.00%), 12/23/2024 (Acquired 03/28/2024; Cost $1,670,379) (g)(h)(i)	1,700,000	1,670,808
Gateway Re 2024-4 Class A, 4.54% (U.S. Treasury Bill Rate + 0.00%), 01/08/2025 (Acquired 06/24/2024; Cost $573,563) (g)(h)(i)	610,000	588,951
Gateway Re II 2023-1 Class A, 13.42% (U.S. Treasury Bill Rate + 8.90%), 04/27/2026 (Acquired 04/13/2023 - 04/21/2023; Cost $1,099,941) (g)(h)(i)	1,100,000	1,171,360
Hestia Re 2022-1 Class A, 14.60% (U.S. Treasury Bill Rate + 10.08%), 04/22/2025 (Acquired 04/21/2023 - 03/20/2024; Cost $2,543,784) (g)(h)(i)	2,644,000	2,181,300
Integrity Re 2022-1 Class A, 11.35% (U.S. Treasury Bill Rate + 6.83%), 06/06/2025 (Acquired 04/21/2023; Cost $743,826) (g)(h)(i)(j)	782,000	97,750
Integrity Re 2023-1 Class A, 17.38% (U.S. Treasury Bill Rate + 12.86%), 06/06/2025 (Acquired 04/21/2023; Cost $672,551) (g)(h)(i)	674,000	660,519
Integrity Re 2024-1 Class A, 15.04% (U.S. Treasury Bill Rate + 10.50%), 06/06/2026 (Acquired 03/01/2024; Cost $764,000) (e)(g)(h)(i)	764,000	740,836
Integrity Re 2024-1 Class B, 17.79% (U.S. Treasury Bill Rate + 13.25%), 06/06/2026 (Acquired 03/01/2024; Cost $436,000) (g)(h)(i)	436,000	356,756
Integrity Re 2024-1 Class C, 21.54% (U.S. Treasury Bill Rate + 17.00%), 06/06/2026 (Acquired 03/01/2024; Cost $764,000) (g)(h)(i)	764,000	599,739
Integrity Re 2024-1 Class D, 27.54% (U.S. Treasury Bill Rate + 23.00%), 06/06/2026 (Acquired 03/01/2024; Cost $1,200,000) (g)(h)(i)	1,200,000	776,999
Lightning Re 2023-1 Class A, 15.52% (U.S. Treasury Bill Rate + 11.00%), 03/31/2026 (Acquired 04/21/2023 - 04/10/2024; Cost $6,547,494) (g)(h)(i)	6,340,000	6,704,547
Longleaf Pine Re 2024-1 Class A, 22.04% (U.S. Treasury Bill Rate + 17.50%), 05/25/2027 (Acquired 05/10/2024; Cost $1,731,000) (g)(h)(i)	1,731,000	1,879,076
Lower Ferry Re 2023-1 Class A, 8.95% (U.S. Treasury Bill Rate + 4.43%), 07/08/2026 (Acquired 06/23/2023; Cost $586,000) (g)(h)(i)	586,000	601,668
Lower Ferry Re 2023-1 Class B, 9.79% (U.S. Treasury Bill Rate + 5.27%), 07/08/2026 (Acquired 06/23/2023 - 07/07/2023; Cost $1,929,815) (g)(h)(i)	1,930,000	1,991,640
Mayflower Re 2023-1 Class A, 4.69% (U.S. Treasury Bill Rate + 4.69%), 07/08/2026 (Acquired 06/26/2023; Cost $1,075,000) (g)(h)(i)	1,075,000	1,106,365
Mayflower Re 2023-1 Class B, 10.53% (U.S. Treasury Bill Rate + 6.02%), 07/08/2026 (Acquired 06/26/2023 - 07/07/2023; Cost $3,524,701) (g)(h)(i)	3,525,000	3,672,960
Mayflower Re 2024-1 Class A, 4.50% (U.S. Treasury Bill Rate + 4.50%), 07/08/2027 (Acquired 06/21/2024; Cost $955,000) (g)(h)(i)	955,000	981,350
Nature Coast Re 2023-1 Class A, 14.54% (U.S. Treasury Bill Rate + 10.00%), 12/07/2026 (Acquired 11/16/2023; Cost $1,783,000) (g)(h)(i)	1,783,000	1,806,033
Nature Coast Re 2023-1 Class B, 18.04% (U.S. Treasury Bill Rate + 13.50%), 12/07/2026 (Acquired 11/16/2023; Cost $624,000) (g)(h)(i)	624,000	629,585
Nature Coast Re 2024-1 Class A, 19.29% (U.S. Treasury Bill Rate + 14.75%), 06/07/2028 (Acquired 06/17/2024; Cost $686,000) (g)(h)(i)	686,000	718,797

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

24	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PAR	VALUE
Windstorm - 9.0% (continued)
Palm Re 2024-1 Class A, 14.04% (U.S. Treasury Bill Rate + 9.50%), 06/07/2027 (Acquired 04/04/2024; Cost $1,396,000) (g)(h)(i)	$1,396,000	$1,445,203
Pelican IV Re 2021-1 Class B, 5.02% (U.S. Treasury Bill Rate + 0.50%), 05/07/2027 (Acquired 04/21/2023; Cost $356,289) (g)(h)(i)(j)	377,000	19
Purple Re 2023-1 Class A, 17.55% (1 Month Term SOFR + 12.81%), 04/24/2026 (Acquired 04/21/2023; Cost $931,907) (g)(h)(i)	932,000	923,424
Purple Re 2023-2 Class A, 15.02% (U.S. Treasury Bill Rate + 10.50%), 06/05/2026 (Acquired 06/27/2023; Cost $864,000) (g)(h)(i)	864,000	887,698
Purple Re 2024-1 Class A, 13.54% (U.S. Treasury Bill Rate + 9.00%), 06/07/2027 (Acquired 04/02/2024; Cost $3,581,000) (g)(h)(i)	3,581,000	3,651,599
Sabine Re 2024-1 Class A, 12.79% (U.S. Treasury Bill Rate + 8.25%), 04/07/2027 (Acquired 03/26/2024; Cost $726,000) (g)(h)(i)	726,000	752,644
Winston Re 2024-1 Class A, 14.79% (U.S. Treasury Bill Rate + 10.25%), 02/26/2027 (Acquired 02/14/2024; Cost $1,350,000) (g)(h)(i)	1,350,000	1,350,330
Winston Re 2024-1 Class B, 16.29% (U.S. Treasury Bill Rate + 11.75%), 02/26/2027 (Acquired 02/14/2024; Cost $562,000) (g)(h)(i)	562,000	465,440
		128,405,996
		300,999,658
TOTAL EVENT LINKED BONDS (Cost $361,339,903)		365,877,333

	SHARES	VALUE
INVESTMENT COMPANIES - 5.6%
Open-End Mutual Funds - 5.6%
Stone Ridge Art Risk Premium Fund (l)	1,198,422	12,799,145
Stone Ridge High Yield Reinsurance Risk Premium Fund - Class I (l)	7,154,010	66,389,214
TOTAL INVESTMENT COMPANIES (Cost $78,005,227)		79,188,359

	Par	VALUE
PARTICIPATION NOTES (f) - 2.8%
Global - 2.8%
Multiperil- 2.8%
Eden Re II 2021-1 Class B (Acquired 04/21/2023; Cost $100,693) (g)(h)(i)(j)(m)(n)	107,899	13,268
Eden Re II 2022-1 Class A (Acquired 04/21/2023; Cost $15,737) (g)(h)(i)(j)(m)(n)	20,352	15,581
Eden Re II 2022-1 Class B (Acquired 04/21/2023; Cost $15,032) (g)(h)(i)(j)(m)(n)	18,588	16,913
Eden Re II 2023-1 Class B (Acquired 07/07/2023; Cost $20,459) (g)(h)(i)(j)(m)	19,431	365,605
Eden Re II 2024-1 Class B (Acquired 12/20/2023; Cost $7,200,000) (g)(h)(i)(j)(m)(n)	7,200,000	8,245,727
Sector Re V Series 2022-Dec Class GL-R (Acquired 04/21/2023; Cost $1,107) (h)(i)(j)(n)	1,070	25,566
Sector Re V Series 2023-Apr Class GL-N (Acquired 04/25/2023; Cost $35,480) (h)(i)(j)	35,480	1,605,485
Sector Re V Series 2023-Apr Class GL-R (Acquired 07/07/2023; Cost $1,100) (h)(i)(j)	1,073	48,554
Sector Re V Series 2023-Dec Class GL-R (Acquired 12/08/2023; Cost $499,400) (h)(i)(j)(n)	499,400	640,798
Sector Re V Series 2024-Apr Class GL-R (Acquired 04/29/2024; Cost $25,756,000) (h)(i)(j)(n)	25,756,000	29,482,241
TOTAL PARTICIPATION NOTES (Cost $33,645,010)		40,459,738

	SHARES
PREFERENCE SHARES (f) - 4.0%
Global - 4.0%
Multiperil - 4.0%
Longleaf (Artex Segregated Account Company) (Acquired 07/07/2023; Cost $35,082,000) (h)(i)(j)(m)(n)	35,082	57,044,707
TOTAL PREFERENCE SHARES (Cost $35,082,000)		57,044,707

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	25

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
PURCHASED OPTIONS - 0.7%
Call Options - 0.0% (k)
Australian Dollar Future, Expires 11/08/2024 Strike Price $67.00	338	$22,231,950	$41,361
Euro FX Future, Expires 11/08/2024 Strike Price $1.1000	124	16,879,500	48,344
Euro FX Future, Expires 11/08/2024 Strike Price $1.1100	128	17,424,000	32,303
Japanese Yen Future, Expires 11/08/2024 Strike Price $67.25	143	11,820,737	50,389
Japanese Yen Future, Expires 11/08/2024 Strike Price $67.50	123	10,167,488	35,591
Japanese Yen Future, Expires 11/08/2024 Strike Price $69.50	146	12,068,725	9,465
Japanese Yen Future, Expires 11/08/2024 Strike Price $70.00	190	15,705,875	9,938
TOTAL CALL OPTIONS (Cost $227,391)			227,391
Put Options - 0.7%
S&P 500 Index, Expires 11/15/2024; Strike Price: $4,900.00	150	85,581,750	84,750
S&P 500 Index, Expires 11/22/2024; Strike Price: $4,650.00	250	142,636,250	153,750
S&P 500 Index, Expires 12/06/2024; Strike Price: $4,950.00	170	96,992,650	263,500
S&P 500 Index, Expires 12/20/2024; Strike Price: $5,150.00	100	57,054,500	343,000
S&P 500 Index, Expires 12/18/2026; Strike Price: $4,450.00	100	57,054,500	1,486,000
S&P 500 Index, Expires 12/18/2026; Strike Price: $4,500.00	91	51,919,595	1,410,955
S&P 500 Index, Expires 12/18/2026; Strike Price: $4,550.00	155	88,434,475	2,507,900
S&P 500 Index, Expires 12/18/2026; Strike Price: $4,600.00	100	57,054,500	1,687,500
S&P 500 Index, Expires 12/18/2026; Strike Price: $4,650.00	83	47,355,235	1,460,385
			9,397,740

	COUNTERPARTY
OTC Put Options - 0.0% (k)
AUD/JPY, Expires: 12/27/2024, Strike Price: $91.00	Barclays	120,000,000	204,481
AUD/JPY, Expires: 01/17/2025, Strike Price: $93.00	BNP Paribas	100,000,000	426,383
			630,864
TOTAL PUT OPTIONS (Cost $10,787,780)			10,028,604
TOTAL PURCHASED OPTIONS (Cost $11,015,171)			10,255,995

	SHARES	VALUE
SHORT-TERM INVESTMENTS - 40.7%
Money Market Funds - 5.5%
First American Government Obligations Fund - Class X 4.78% (o)	39,401,202	39,401,202
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class 4.78% (o)	39,401,202	39,401,202
		78,802,404

	Par	VALUE
U.S. Treasury Bills - 35.2%
4.877%, 11/29/2024 (p)(q)	$35,500,000	35,373,170
4.848%, 12/26/2024 (p)(q)	68,000,000	67,526,075
4.880%, 01/23/2025 (p)(q)	29,000,000	28,703,648
5.036%, 02/20/2025 (p)(q)	39,000,000	38,468,272
5.166%, 03/20/2025 (p)(q)	20,000,000	19,662,782
5.220%, 04/17/2025 (p)(q)	29,000,000	28,419,035
5.216%, 05/15/2025 (p)(q)	35,000,000	34,201,958
5.155%, 06/12/2025 (p)(q)	28,470,000	27,736,660
4.809% 07/10/2025 (p)(q)	42,500,000	41,274,052
4.459% 08/07/2025 (p)(q)	102,000,000	98,730,769
4.024% 09/04/2025 (p)(q)	53,000,000	51,129,671
4.248%, 10/02/2025 (p)(q)	30,000,000	28,860,414
		500,086,506
TOTAL SHORT-TERM INVESTMENTS (Cost $578,442,391)		578,888,910

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

26	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
WHOLE LOANS - 4.1%
Consumer Loans - 3.4%
United States - 3.4%
185222071.SRDLC, 14.19%, 2/9/2025 (a)(n)(r)	Lending Club	2/11/2022	$ 1,175	$1,175	$120
185240121.SRDLC, 14.99%, 2/14/2025 (a)(r)	Lending Club	2/16/2022	3,819	3,819	3,796
185241731.SRDLC, 18.49%, 2/14/2027 (a)(r)	Lending Club	2/16/2022	7,540	7,540	7,399
185262054.SRDLC, 8.99%, 2/14/2025 (a)(r)	Lending Club	2/16/2022	2,996	2,996	2,971
185262514.SRDLC, 27.99%, 2/23/2025 (a)(n)(r)	Lending Club	2/16/2022	1,699	1,699	531
185340369.SRDLC, 5.00%, 2/18/2028 (a)(n)(r)	Lending Club	2/23/2022	9,277	9,277	948
185434476.SRDLC, 9.59%, 2/14/2025 (a)(r)	Lending Club	2/16/2022	1,886	1,886	1,874
185456190.SRDLC, 12.49%, 2/8/2025 (a)(r)	Lending Club	2/16/2022	1,786	1,786	1,770
185537602.SRDLC, 11.49%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	21,511	21,511	20,784
185539968.SRDLC, 23.99%, 11/23/2027 (a)(n)(r)	Lending Club	2/16/2022	4,563	4,563	4,563
185623354.SRDLC, 9.24%, 2/22/2025 (a)(r)	Lending Club	2/24/2022	4,007	4,007	3,982
185668066.SRDLC, 5.99%, 8/9/2025 (a)(n)(r)	Lending Club	2/11/2022	9,987	9,987	1,385
185670728.SRDLC, 7.49%, 5/14/2025 (a)(n)(r)	Lending Club	2/16/2022	2,034	2,034	—
185670829.SRDLC, 12.49%, 2/14/2025 (a)(r)	Lending Club	2/16/2022	1,043	1,043	1,029
185710985.SRDLC, 9.49%, 2/28/2027 (a)(r)	Lending Club	3/02/2022	7,567	7,567	7,397
185741639.SRDLC, 17.94%, 7/13/2025 (a)(n)(r)	Lending Club	2/15/2022	5,084	5,084	520
185754712.SRDLC, 7.74%, 2/10/2025 (a)(r)	Lending Club	2/14/2022	1,474	1,474	1,465
185780292.SRDLC, 21.49%, 2/10/2027 (a)(r)	Lending Club	2/14/2022	10,758	10,758	10,540
185783823.SRDLC, 11.19%, 2/28/2027 (a)(r)	Lending Club	2/24/2022	5,395	5,395	5,170
185790106.SRDLC, 18.99%, 2/24/2025 (a)(r)	Lending Club	2/15/2022	5,283	5,283	5,286
185805124.SRDLC, 12.49%, 2/21/2025 (a)(n)(r)	Lending Club	2/17/2022	4,910	4,910	4,863
185816655.SRDLC, 8.74%, 3/4/2025 (a)(r)	Lending Club	3/08/2022	1,395	1,395	1,383
185816728.SRDLC, 10.99%, 2/28/2025 (a)(r)	Lending Club	2/24/2022	2,327	2,327	2,292
185818512.SRDLC, 12.74%, 2/15/2027 (a)(r)	Lending Club	3/02/2022	21,578	21,578	20,827
185821978.SRDLC, 6.49%, 2/22/2025 (a)(r)	Lending Club	2/24/2022	2,419	2,419	2,400
185865725.SRDLC, 11.49%, 2/9/2025 (a)(r)	Lending Club	2/11/2022	1,550	1,550	1,528
185884862.SRDLC, 30.49%, 6/22/2025 (a)(n)(r)	Lending Club	2/24/2022	1,935	1,935	198
185890987.SRDLC, 16.49%, 3/7/2025 (a)(n)(r)	Lending Club	3/09/2022	5,198	5,198	531
185947404.SRDLC, 16.74%, 2/15/2027 (a)(n)(r)	Lending Club	2/17/2022	25,981	25,981	2,655
185970566.SRDLC, 5.09%, 2/18/2025 (a)(r)	Lending Club	2/23/2022	326	326	324
185983273.SRDLC, 5.09%, 2/9/2025 (a)(r)	Lending Club	2/11/2022	2,197	2,197	2,181
185994538.SRDLC, 10.09%, 2/15/2025 (a)(r)	Lending Club	2/15/2022	5,089	5,089	5,053
186002006.SRDLC, 5.94%, 5/25/2025 (a)(r)	Lending Club	2/18/2022	2,238	2,238	2,210
186008277.SRDLC, 17.94%, 2/23/2025 (a)(n)(r)	Lending Club	2/25/2022	17,722	17,722	1,811
186008308.SRDLC, 11.24%, 2/22/2025 (a)(r)	Lending Club	2/24/2022	1,541	1,541	1,522
186016502.SRDLC, 14.19%, 4/19/2027 (a)(r)	Lending Club	3/08/2022	13,897	13,897	13,675
186019656.SRDLC, 23.99%, 2/11/2025 (a)(r)	Lending Club	2/15/2022	948	948	937
186023728.SRDLC, 5.99%, 2/9/2025 (a)(r)	Lending Club	2/11/2022	961	961	954
186029660.SRDLC, 6.59%, 2/15/2027 (a)(r)	Lending Club	2/17/2022	14,721	14,721	14,424
186035989.SRDLC, 6.49%, 2/9/2025 (a)(r)	Lending Club	2/11/2022	870	870	864
186036790.SRDLC, 7.44%, 2/15/2027 (a)(r)	Lending Club	2/17/2022	17,950	17,950	17,597
186038736.SRDLC, 10.49%, 2/25/2025 (a)(n)(r)	Lending Club	2/24/2022	2,809	2,809	287
186058758.SRDLC, 5.09%, 2/9/2025 (a)(r)	Lending Club	2/11/2022	2,613	2,613	2,591
186061425.SRDLC, 6.59%, 2/9/2025 (a)(r)	Lending Club	2/11/2022	2,422	2,422	2,401
186063741.SRDLC, 20.49%, 7/4/2025 (a)(r)	Lending Club	3/08/2022	4,567	4,588	4,518
186063949.SRDLC, 4.99%, 2/10/2025 (a)(n)(r)	Lending Club	2/14/2022	1,686	1,686	172
186068704.SRDLC, 8.49%, 2/14/2025 (a)(r)	Lending Club	2/16/2022	4,184	4,184	4,156
186070979.SRDLC, 7.24%, 2/10/2025 (a)(r)	Lending Club	2/14/2022	610	610	606
186075189.SRDLC, 28.99%, 2/11/2027 (a)(r)	Lending Club	2/15/2022	6,404	6,404	6,707
186078991.SRDLC, 13.74%, 3/28/2027 (a)(r)	Lending Club	2/14/2022	5,281	5,281	5,124

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	27

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
186080289.SRDLC, 6.49%, 2/10/2025 (a)(r)	Lending Club	2/14/2022	$846	$846	$840
186083977.SRDLC, 10.24%, 2/10/2027 (a)(n)(r)	Lending Club	2/14/2022	4,708	4,708	2,550
186086541.SRDLC, 24.99%, 2/11/2027 (a)(n)(r)	Lending Club	2/15/2022	4,687	4,687	4,561
186087410.SRDLC, 11.99%, 2/9/2025 (a)(r)	Lending Club	2/11/2022	1,641	1,641	1,618
186089886.SRDLC, 16.94%, 7/9/2027 (a)(n)(r)	Lending Club	2/11/2022	12,967	12,967	1,325
186092349.SRDLC, 15.99%, 2/14/2027 (a)(r)	Lending Club	2/11/2022	11,094	11,094	10,814
186094747.SRDLC, 10.59%, 2/24/2025 (a)(r)	Lending Club	2/22/2022	2,992	2,992	2,955
186094950.SRDLC, 6.99%, 2/16/2025 (a)(r)	Lending Club	2/18/2022	1,004	1,004	997
186096639.SRDLC, 7.59%, 2/10/2027 (a)(r)	Lending Club	2/14/2022	20,038	20,038	19,636
186098721.SRDLC, 12.24%, 2/11/2027 (a)(r)	Lending Club	2/15/2022	17,600	17,600	17,348
186100035.SRDLC, 16.99%, 2/18/2025 (a)(n)(r)	Lending Club	2/14/2022	2,701	2,701	276
186106421.SRDLC, 5.99%, 2/22/2025 (a)(r)	Lending Club	2/24/2022	2,163	2,163	2,146
186106808.SRDLC, 23.49%, 2/10/2027 (a)(n)(r)	Lending Club	2/14/2022	4,379	4,379	2,758
186107208.SRDLC, 18.49%, 2/16/2027 (a)(r)	Lending Club	2/14/2022	8,167	8,167	8,006
186110286.SRDLC, 9.24%, 2/22/2025 (a)(r)	Lending Club	2/24/2022	689	688	683
186116099.SRDLC, 18.19%, 2/10/2027 (a)(r)	Lending Club	2/14/2022	4,626	4,626	4,506
186118888.SRDLC, 29.49%, 3/17/2027 (a)(n)(r)	Lending Club	3/04/2022	10,700	10,700	11,128
186118898.SRDLC, 10.59%, 2/17/2025 (a)(r)	Lending Club	2/22/2022	2,547	2,547	2,516
186119250.SRDLC, 16.19%, 6/28/2025 (a)(n)(r)	Lending Club	2/23/2022	1,504	1,504	1,481
186124468.SRDLC, 9.34%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	6,820	6,820	6,664
186126018.SRDLC, 19.99%, 2/24/2027 (a)(r)	Lending Club	2/28/2022	5,197	5,197	5,120
186127839.SRDLC, 15.19%, 2/21/2027 (a)(r)	Lending Club	2/15/2022	3,662	3,662	3,568
186131293.SRDLC, 15.19%, 2/26/2027 (a)(n)(r)	Lending Club	2/15/2022	8,212	8,212	8,133
186133242.SRDLC, 9.34%, 2/11/2025 (a)(n)(r)	Lending Club	2/15/2022	2,027	2,027	207
186133493.SRDLC, 14.49%, 2/15/2025 (a)(r)	Lending Club	2/15/2022	2,420	2,420	2,406
186135609.SRDLC, 10.49%, 2/11/2025 (a)(r)	Lending Club	2/15/2022	1,272	1,272	1,255
186135953.SRDLC, 19.99%, 2/24/2027 (a)(r)	Lending Club	2/15/2022	4,807	4,807	4,795
186136661.SRDLC, 6.49%, 2/14/2025 (a)(r)	Lending Club	2/16/2022	1,087	1,087	1,079
186137516.SRDLC, 23.49%, 2/11/2027 (a)(r)	Lending Club	2/15/2022	15,236	15,236	15,513
186137950.SRDLC, 4.99%, 2/28/2027 (a)(r)	Lending Club	2/16/2022	14,002	14,002	13,703
186139447.SRDLC, 20.44%, 3/25/2028 (a)(n)(r)	Lending Club	2/16/2022	30,287	30,287	6,541
186143484.SRDLC, 18.44%, 3/12/2025 (a)(n)(r)	Lending Club	3/09/2022	1,512	1,512	155
186144111.SRDLC, 12.34%, 2/23/2025 (a)(n)(r)	Lending Club	2/15/2022	1,993	1,993	657
186144333.SRDLC, 6.59%, 2/16/2027 (a)(r)	Lending Club	2/15/2022	7,279	7,279	7,136
186147186.SRDLC, 18.49%, 2/16/2027 (a)(r)	Lending Club	2/15/2022	3,505	3,505	3,432
186152237.SRDLC, 18.49%, 2/14/2027 (a)(r)	Lending Club	2/16/2022	8,120	8,120	7,968
186154920.SRDLC, 4.99%, 2/14/2025 (a)(r)	Lending Club	2/16/2022	2,254	2,254	2,237
186156292.SRDLC, 14.49%, 2/11/2027 (a)(r)	Lending Club	2/15/2022	8,897	8,897	8,667
186161317.SRDLC, 23.19%, 3/2/2027 (a)(r)	Lending Club	3/04/2022	12,476	12,476	12,642
186163058.SRDLC, 20.44%, 2/14/2027 (a)(r)	Lending Club	2/16/2022	3,551	3,551	3,488
186163232.SRDLC, 8.99%, 3/6/2025 (a)(n)(r)	Lending Club	2/16/2022	1,602	1,602	1,587
186164619.SRDLC, 9.84%, 2/14/2025 (a)(r)	Lending Club	2/16/2022	4,161	4,161	4,127
186165363.SRDLC, 7.59%, 2/15/2027 (a)(r)	Lending Club	2/17/2022	5,138	5,138	5,037
186165439.SRDLC, 8.74%, 2/14/2025 (a)(r)	Lending Club	2/16/2022	2,709	2,709	2,691
186170688.SRDLC, 9.49%, 2/14/2027 (a)(r)	Lending Club	2/16/2022	10,510	10,510	10,265
186176306.SRDLC, 9.24%, 2/25/2025 (a)(r)	Lending Club	2/16/2022	2,574	2,574	2,552
186177952.SRDLC, 9.34%, 2/14/2025 (a)(r)	Lending Club	2/16/2022	3,992	3,992	3,960
186178681.SRDLC, 22.99%, 7/19/2025 (a)(n)(r)	Lending Club	2/16/2022	2,107	2,107	2,054
186187343.SRDLC, 9.34%, 2/17/2025 (a)(r)	Lending Club	2/22/2022	1,124	1,124	1,115
186188347.SRDLC, 15.24%, 2/14/2027 (a)(n)(r)	Lending Club	2/16/2022	5,194	5,194	2,937
186193863.SRDLC, 21.49%, 3/7/2025 (a)(r)	Lending Club	3/09/2022	1,407	1,409	1,398
186194306.SRDLC, 6.99%, 2/14/2025 (a)(r)	Lending Club	2/16/2022	2,191	2,191	2,174

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

28	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
186198172.SRDLC, 8.99%, 2/14/2025 (a)(r)	Lending Club	2/16/2022	$4,556	$4,556	$4,518
186200044.SRDLC, 20.99%, 2/14/2027 (a)(n)(r)	Lending Club	2/16/2022	33,761	33,761	3,450
186203190.SRDLC, 29.99%, 2/24/2027 (a)(n)(r)	Lending Club	2/28/2022	14,044	14,044	—
186205905.SRDLC, 8.59%, 2/15/2027 (a)(r)	Lending Club	2/17/2022	7,280	7,280	7,110
186207781.SRDLC, 9.49%, 2/14/2027 (a)(r)	Lending Club	2/16/2022	13,138	13,138	12,831
186208596.SRDLC, 4.99%, 2/16/2027 (a)(r)	Lending Club	2/16/2022	15,936	15,936	15,597
186208796.SRDLC, 11.84%, 2/14/2025 (a)(r)	Lending Club	2/16/2022	895	895	886
186211572.SRDLC, 14.99%, 2/28/2027 (a)(r)	Lending Club	2/16/2022	2,836	2,836	2,767
186219997.SRDLC, 6.99%, 2/14/2027 (a)(n)(r)	Lending Club	2/16/2022	15,804	15,804	8,488
186222490.SRDLC, 17.19%, 2/16/2027 (a)(r)	Lending Club	2/18/2022	22,891	22,891	22,322
186223918.SRDLC, 7.59%, 2/14/2027 (a)(r)	Lending Club	2/16/2022	9,248	9,248	9,065
186226030.SRDLC, 23.49%, 2/23/2027 (a)(r)	Lending Club	2/16/2022	6,133	6,133	6,281
186227792.SRDLC, 14.19%, 3/2/2025 (a)(r)	Lending Club	3/04/2022	3,309	3,309	3,264
186228314.SRDLC, 12.49%, 2/14/2025 (a)(r)	Lending Club	2/16/2022	1,955	1,955	1,939
186229168.SRDLC, 12.19%, 2/14/2025 (a)(r)	Lending Club	2/16/2022	1,299	1,299	1,282
186230040.SRDLC, 8.24%, 2/22/2025 (a)(r)	Lending Club	2/24/2022	198	198	196
186232907.SRDLC, 5.09%, 1/31/2025 (a)(n)(r)	Lending Club	2/16/2022	1,951	1,951	388
186233955.SRDLC, 6.49%, 2/14/2025 (a)(r)	Lending Club	2/16/2022	1,209	1,209	1,200
186235024.SRDLC, 5.99%, 2/14/2025 (a)(r)	Lending Club	2/16/2022	601	601	596
186243926.SRDLC, 5.09%, 2/15/2025 (a)(r)	Lending Club	2/17/2022	2,613	2,613	2,594
186261645.SRDLC, 9.84%, 3/10/2025 (a)(r)	Lending Club	3/14/2022	1,728	1,728	1,709
186262246.SRDLC, 23.99%, 10/28/2027 (a)(n)(r)	Lending Club	2/22/2022	26,639	26,639	2,722
186263527.SRDLC, 15.94%, 2/25/2027 (a)(r)	Lending Club	2/17/2022	19,294	19,293	19,128
186263958.SRDLC, 12.99%, 2/14/2025 (a)(r)	Lending Club	2/28/2022	1,268	1,268	1,252
186264830.SRDLC, 9.34%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	11,541	11,541	11,278
186266713.SRDLC, 8.99%, 2/16/2027 (a)(r)	Lending Club	2/18/2022	12,538	12,538	12,247
186266842.SRDLC, 10.49%, 2/18/2025 (a)(r)	Lending Club	2/23/2022	381	381	377
186269763.SRDLC, 10.24%, 2/16/2027 (a)(r)	Lending Club	2/18/2022	6,361	6,361	6,214
186271799.SRDLC, 20.49%, 2/15/2027 (a)(r)	Lending Club	2/17/2022	13,030	13,030	12,759
186272685.SRDLC, 8.99%, 3/15/2025 (a)(r)	Lending Club	3/09/2022	2,761	2,761	2,731
186280147.SRDLC, 20.99%, 9/30/2027 (a)(n)(r)	Lending Club	2/17/2022	12,284	12,284	2,820
186285554.SRDLC, 8.99%, 3/17/2025 (a)(r)	Lending Club	3/11/2022	3,159	3,159	3,125
186290975.SRDLC, 16.49%, 2/18/2027 (a)(r)	Lending Club	2/23/2022	3,408	3,408	3,326
186291079.SRDLC, 28.99%, 2/25/2027 (a)(n)(r)	Lending Club	3/01/2022	10,836	10,836	11,441
186295500.SRDLC, 14.69%, 2/28/2027 (a)(r)	Lending Club	2/23/2022	15,206	15,206	15,111
186296041.SRDLC, 7.59%, 2/17/2027 (a)(r)	Lending Club	2/22/2022	5,896	5,896	5,782
186297344.SRDLC, 9.24%, 2/17/2025 (a)(r)	Lending Club	2/22/2022	200	200	199
186298102.SRDLC, 28.99%, 3/16/2025 (a)(n)(r)	Lending Club	3/18/2022	2,781	2,817	284
186301354.SRDLC, 12.12%, 2/17/2027 (a)(r)	Lending Club	2/22/2022	21,665	21,665	20,922
186305524.SRDLC, 7.09%, 2/18/2027 (a)(n)(r)	Lending Club	2/23/2022	11,042	11,042	1,129
186305780.SRDLC, 5.99%, 2/22/2025 (a)(r)	Lending Club	2/24/2022	1,923	1,923	1,908
186306461.SRDLC, 5.99%, 2/16/2025 (a)(r)	Lending Club	2/18/2022	865	865	859
186308416.SRDLC, 12.49%, 2/18/2025 (a)(r)	Lending Club	2/18/2022	628	628	623
186310528.SRDLC, 24.99%, 2/24/2027 (a)(r)	Lending Club	2/23/2022	14,933	14,933	14,585
186311139.SRDLC, 18.44%, 2/16/2025 (a)(r)	Lending Club	2/18/2022	5,602	5,602	5,595
186314151.SRDLC, 5.99%, 2/17/2025 (a)(r)	Lending Club	2/22/2022	2,523	2,523	2,503
186314710.SRDLC, 28.99%, 2/16/2027 (a)(r)	Lending Club	2/18/2022	7,684	7,684	8,067
186314998.SRDLC, 10.49%, 2/22/2025 (a)(r)	Lending Club	2/24/2022	5,088	5,088	5,027
186316064.SRDLC, 23.99%, 3/2/2027 (a)(r)	Lending Club	3/04/2022	6,020	6,020	6,039
186329289.SRDLC, 7.09%, 2/17/2025 (a)(n)(r)	Lending Club	2/22/2022	2,086	2,086	213
186330289.SRDLC, 30.99%, 3/14/2027 (a)(r)	Lending Club	3/16/2022	9,104	9,174	9,554
186330393.SRDLC, 9.34%, 2/5/2025 (a)(r)	Lending Club	2/23/2022	2,422	2,422	2,401

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	29

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
186330563.SRDLC, 9.84%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	$15,830	$15,830	$15,293
186333355.SRDLC, 12.99%, 2/22/2027 (a)(n)(r)	Lending Club	2/24/2022	6,462	6,462	660
186335388.SRDLC, 22.99%, 2/23/2025 (a)(r)	Lending Club	2/25/2022	755	755	748
186338039.SRDLC, 9.99%, 3/15/2025 (a)(r)	Lending Club	3/10/2022	1,497	1,497	1,479
186340276.SRDLC, 16.99%, 3/9/2027 (a)(n)(r)	Lending Club	3/11/2022	6,215	6,215	635
186341316.SRDLC, 9.74%, 2/17/2027 (a)(r)	Lending Club	2/22/2022	10,541	10,541	10,299
186342803.SRDLC, 18.44%, 2/18/2025 (a)(n)(r)	Lending Club	2/23/2022	4,409	4,409	451
186345496.SRDLC, 18.19%, 2/22/2027 (a)(n)(r)	Lending Club	2/24/2022	20,245	20,245	19,733
186350286.SRDLC, 7.49%, 2/18/2025 (a)(r)	Lending Club	2/23/2022	919	919	912
186352548.SRDLC, 8.49%, 7/18/2025 (a)(r)	Lending Club	2/23/2022	5,487	5,487	5,399
186353252.SRDLC, 18.99%, 2/24/2025 (a)(r)	Lending Club	2/22/2022	736	736	736
186355122.SRDLC, 23.99%, 2/17/2027 (a)(r)	Lending Club	2/22/2022	6,121	6,121	6,271
186356520.SRDLC, 20.49%, 3/3/2027 (a)(r)	Lending Club	3/07/2022	18,288	18,288	17,782
186360338.SRDLC, 30.99%, 8/10/2027 (a)(n)(r)	Lending Club	3/14/2022	4,664	4,724	1,294
186365788.SRDLC, 23.99%, 2/6/2027 (a)(r)	Lending Club	2/24/2022	19,221	19,221	19,493
186365957.SRDLC, 30.99%, 3/8/2027 (a)(r)	Lending Club	3/10/2022	8,600	8,614	8,953
186366292.SRDLC, 11.99%, 2/7/2025 (a)(r)	Lending Club	2/23/2022	86	86	85
186366745.SRDLC, 22.49%, 2/17/2025 (a)(n)(r)	Lending Club	2/22/2022	5,160	5,160	527
186367313.SRDLC, 6.59%, 2/20/2027 (a)(r)	Lending Club	2/23/2022	20,322	20,322	19,899
186367879.SRDLC, 8.99%, 2/22/2027 (a)(r)	Lending Club	2/23/2022	20,923	20,923	20,424
186368614.SRDLC, 23.99%, 2/28/2027 (a)(r)	Lending Club	2/23/2022	11,930	11,930	12,236
186374382.SRDLC, 5.99%, 2/18/2025 (a)(r)	Lending Club	2/23/2022	3,004	3,004	2,982
186376281.SRDLC, 7.09%, 2/18/2027 (a)(r)	Lending Club	2/23/2022	13,259	13,259	13,005
186378594.SRDLC, 10.54%, 2/28/2025 (a)(r)	Lending Club	3/02/2022	1,145	1,145	1,139
186381065.SRDLC, 13.99%, 2/22/2027 (a)(n)(r)	Lending Club	2/24/2022	18,857	18,856	1,927
186384422.SRDLC, 10.89%, 2/18/2025 (a)(r)	Lending Club	2/23/2022	639	639	634
186388373.SRDLC, 6.49%, 2/22/2025 (a)(r)	Lending Club	2/24/2022	1,209	1,209	1,200
186388985.SRDLC, 4.99%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	14,931	14,931	14,630
186390394.SRDLC, 23.99%, 2/18/2027 (a)(r)	Lending Club	2/23/2022	9,182	9,182	9,412
186401408.SRDLC, 22.99%, 2/26/2025 (a)(r)	Lending Club	2/25/2022	753	753	748
186404263.SRDLC, 20.99%, 3/2/2027 (a)(r)	Lending Club	3/04/2022	6,111	6,111	5,950
186406480.SRDLC, 14.19%, 2/22/2027 (a)(n)(r)	Lending Club	2/24/2022	14,644	14,644	1,497
186407529.SRDLC, 23.49%, 2/18/2027 (a)(r)	Lending Club	2/23/2022	7,311	7,311	7,495
186410723.SRDLC, 13.24%, 2/18/2025 (a)(n)(r)	Lending Club	2/23/2022	5,127	5,127	524
186411740.SRDLC, 5.09%, 2/22/2025 (a)(r)	Lending Club	2/24/2022	1,140	1,140	1,132
186414924.SRDLC, 7.59%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	13,872	13,872	13,610
186415311.SRDLC, 5.49%, 2/22/2025 (a)(r)	Lending Club	2/24/2022	1,791	1,791	1,777
186422320.SRDLC, 21.49%, 2/24/2027 (a)(r)	Lending Club	2/23/2022	9,028	9,028	9,038
186422693.SRDLC, 14.19%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	12,747	12,747	12,583
186423051.SRDLC, 5.99%, 2/22/2025 (a)(r)	Lending Club	2/24/2022	3,004	3,004	2,981
186424467.SRDLC, 17.49%, 3/12/2025 (a)(r)	Lending Club	3/08/2022	1,381	1,384	1,375
186425657.SRDLC, 8.79%, 2/22/2025 (a)(r)	Lending Club	2/24/2022	1,369	1,369	1,361
186430295.SRDLC, 19.94%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	6,474	6,474	6,372
186430834.SRDLC, 15.24%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	16,144	16,144	15,761
186431339.SRDLC, 11.52%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	16,654	16,654	16,647
186432025.SRDLC, 30.49%, 3/16/2027 (a)(r)	Lending Club	3/18/2022	4,578	4,578	4,798
186433520.SRDLC, 14.94%, 2/22/2027 (a)(n)(r)	Lending Club	2/24/2022	4,402	4,402	450
186435948.SRDLC, 13.49%, 2/28/2027 (a)(r)	Lending Club	2/24/2022	22,183	22,183	21,259
186439607.SRDLC, 24.99%, 3/22/2025 (a)(n)(r)	Lending Club	3/10/2022	1,904	1,929	195
186443751.SRDLC, 27.99%, 7/17/2024 (a)(n)(r)(s)	Lending Club	3/21/2022	11,300	11,447	1,155
186444854.SRDLC, 18.49%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	4,930	4,930	4,853
186445485.SRDLC, 30.99%, 3/21/2027 (a)(r)	Lending Club	3/23/2022	4,002	4,036	4,255

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

30	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
186445568.SRDLC, 17.49%, 2/23/2027 (a)(r)	Lending Club	2/24/2022	$22,976	$22,976	$22,399
186448116.SRDLC, 17.99%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	6,924	6,924	6,871
186449199.SRDLC, 23.99%, 3/15/2027 (a)(r)	Lending Club	3/08/2022	12,904	12,904	13,055
186450032.SRDLC, 5.09%, 2/28/2025 (a)(r)	Lending Club	2/24/2022	2,059	2,059	2,045
186450406.SRDLC, 18.19%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	17,122	17,122	16,714
186451093.SRDLC, 5.59%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	6,520	6,520	6,384
186455794.SRDLC, 14.19%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	16,627	16,627	16,412
186457043.SRDLC, 9.49%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	2,522	2,522	2,465
186462208.SRDLC, 22.99%, 2/22/2025 (a)(n)(r)	Lending Club	2/24/2022	2,174	2,174	695
186465186.SRDLC, 7.59%, 2/23/2025 (a)(n)(r)	Lending Club	2/25/2022	13,336	13,336	—
186465325.SRDLC, 30.49%, 3/7/2025 (a)(r)	Lending Club	3/09/2022	991	993	988
186475599.SRDLC, 7.74%, 2/22/2025 (a)(n)(r)	Lending Club	2/24/2022	10,586	10,586	1,082
186481362.SRDLC, 14.94%, 2/22/2027 (a)(n)(r)	Lending Club	2/24/2022	6,698	6,698	6,648
186482761.SRDLC, 20.99%, 3/1/2025 (a)(r)	Lending Club	2/28/2022	1,578	1,578	1,562
186484216.SRDLC, 9.63%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	16,767	16,767	16,745
186499265.SRDLC, 10.59%, 2/11/2025 (a)(r)	Lending Club	2/24/2022	1,113	1,113	1,102
186499500.SRDLC, 7.09%, 3/16/2027 (a)(r)	Lending Club	3/15/2022	16,387	16,387	16,012
186500893.SRDLC, 19.99%, 3/21/2027 (a)(r)	Lending Club	3/23/2022	13,074	13,176	13,383
186507209.SRDLC, 9.74%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	21,082	21,082	20,603
186509911.SRDLC, 16.49%, 3/10/2025 (a)(r)	Lending Club	3/14/2022	934	934	928
186512499.SRDLC, 5.00%, 2/23/2026 (a)(n)(r)	Lending Club	2/25/2022	6,912	6,912	6,848
186512978.SRDLC, 8.24%, 2/23/2025 (a)(n)(r)	Lending Club	2/25/2022	5,056	5,056	517
186516008.SRDLC, 12.34%, 2/23/2025 (a)(n)(r)	Lending Club	2/25/2022	791	791	780
186517183.SRDLC, 30.99%, 3/17/2027 (a)(n)(r)	Lending Club	3/08/2022	5,607	5,680	325
186519049.SRDLC, 14.49%, 2/7/2025 (a)(r)	Lending Club	2/24/2022	1,872	1,872	1,861
186522630.SRDLC, 12.49%, 2/23/2025 (a)(r)	Lending Club	2/25/2022	3,390	3,390	3,350
186525066.SRDLC, 6.49%, 3/9/2025 (a)(r)	Lending Club	3/11/2022	6,031	6,031	5,977
186526396.SRDLC, 28.99%, 2/24/2027 (a)(r)	Lending Club	2/28/2022	506	506	506
186527225.SRDLC, 18.49%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	11,600	11,600	11,419
186527801.SRDLC, 8.24%, 2/28/2025 (a)(r)	Lending Club	3/02/2022	1,484	1,484	1,475
186531370.SRDLC, 8.79%, 2/22/2025 (a)(r)	Lending Club	2/24/2022	747	747	742
186534674.SRDLC, 5.99%, 2/28/2025 (a)(r)	Lending Club	3/02/2022	781	781	775
186535728.SRDLC, 9.63%, 2/23/2027 (a)(r)	Lending Club	2/25/2022	14,738	14,738	14,739
186539534.SRDLC, 17.94%, 2/22/2025 (a)(r)	Lending Club	2/24/2022	2,088	2,088	2,083
186542844.SRDLC, 17.19%, 3/3/2027 (a)(r)	Lending Club	3/07/2022	12,636	12,636	12,263
186544047.SRDLC, 20.99%, 3/17/2027 (a)(r)	Lending Club	3/21/2022	6,600	6,651	6,745
186544338.SRDLC, 15.24%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	3,924	3,924	3,895
186552069.SRDLC, 14.99%, 2/27/2027 (a)(r)	Lending Club	2/25/2022	22,401	22,401	21,853
186552397.SRDLC, 10.54%, 7/28/2025 (a)(n)(r)	Lending Club	2/25/2022	1,637	1,637	1,613
186553759.SRDLC, 15.49%, 2/23/2025 (a)(r)	Lending Club	2/25/2022	252	252	249
186556405.SRDLC, 23.99%, 3/17/2025 (a)(r)	Lending Club	3/14/2022	4,510	4,519	4,529
186556881.SRDLC, 21.99%, 3/3/2025 (a)(r)	Lending Club	2/25/2022	1,010	1,010	996
186560731.SRDLC, 13.49%, 2/24/2027 (a)(r)	Lending Club	2/28/2022	13,199	13,199	12,758
186561715.SRDLC, 22.99%, 6/23/2025 (a)(n)(r)	Lending Club	2/25/2022	2,882	2,882	295
186563944.SRDLC, 7.09%, 2/23/2025 (a)(n)(r)	Lending Club	2/25/2022	3,381	3,381	346
186571697.SRDLC, 18.99%, 2/28/2025 (a)(r)	Lending Club	3/02/2022	1,379	1,379	1,368
186572822.SRDLC, 9.49%, 3/13/2027 (a)(n)(r)	Lending Club	3/04/2022	5,624	5,624	2,967
186573934.SRDLC, 17.69%, 2/23/2027 (a)(r)	Lending Club	2/25/2022	4,602	4,602	4,568
186576309.SRDLC, 17.99%, 2/25/2027 (a)(n)(r)	Lending Club	3/01/2022	6,621	6,621	6,442
186576419.SRDLC, 30.99%, 3/29/2025 (a)(r)	Lending Club	3/31/2022	996	997	1,004
186604983.SRDLC, 8.49%, 7/9/2025 (a)(r)	Lending Club	2/28/2022	5,171	5,171	5,077
186609833.SRDLC, 16.49%, 2/24/2027 (a)(r)	Lending Club	2/28/2022	12,270	12,270	12,188

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	31

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
186611261.SRDLC, 23.49%, 2/24/2027 (a)(n)(r)	Lending Club	2/28/2022	$5,247	$5,247	$536
186611625.SRDLC, 5.99%, 2/28/2025 (a)(r)	Lending Club	3/02/2022	541	541	537
186617758.SRDLC, 5.99%, 2/28/2025 (a)(r)	Lending Club	3/02/2022	3,605	3,605	3,577
186618032.SRDLC, 10.59%, 2/25/2027 (a)(r)	Lending Club	3/01/2022	21,291	21,291	20,580
186618575.SRDLC, 18.99%, 2/18/2025 (a)(r)	Lending Club	2/28/2022	1,143	1,143	1,134
186623473.SRDLC, 10.99%, 2/15/2025 (a)(r)	Lending Club	3/01/2022	743	743	734
186627742.SRDLC, 9.99%, 2/28/2027 (a)(r)	Lending Club	3/02/2022	15,869	15,869	15,467
186630251.SRDLC, 18.99%, 8/7/2025 (a)(n)(r)	Lending Club	2/28/2022	7,296	7,296	2,061
186632305.SRDLC, 18.99%, 2/24/2025 (a)(r)	Lending Club	2/28/2022	2,030	2,030	2,015
186635190.SRDLC, 6.59%, 2/25/2025 (a)(r)	Lending Club	3/01/2022	1,090	1,090	1,081
186636012.SRDLC, 22.99%, 2/25/2025 (a)(n)(r)	Lending Club	3/01/2022	548	548	545
186638846.SRDLC, 14.99%, 2/28/2027 (a)(r)	Lending Club	3/02/2022	6,709	6,709	6,557
186639728.SRDLC, 8.79%, 2/25/2025 (a)(r)	Lending Club	3/01/2022	1,743	1,743	1,733
186644292.SRDLC, 8.99%, 2/25/2025 (a)(r)	Lending Club	3/01/2022	2,150	2,150	2,135
186647083.SRDLC, 21.99%, 2/28/2027 (a)(r)	Lending Club	3/02/2022	12,463	12,463	12,485
186647860.SRDLC, 17.94%, 3/8/2025 (a)(n)(r)	Lending Club	3/01/2022	2,226	2,226	228
186648726.SRDLC, 6.99%, 2/28/2025 (a)(r)	Lending Club	3/02/2022	1,217	1,217	1,208
186649759.SRDLC, 7.49%, 2/28/2025 (a)(r)	Lending Club	3/02/2022	3,184	3,184	3,160
186651540.SRDLC, 8.99%, 2/1/2025 (a)(n)(r)	Lending Club	3/02/2022	3,751	3,751	3,706
186652442.SRDLC, 22.99%, 2/25/2027 (a)(r)	Lending Club	3/01/2022	7,280	7,280	7,465
186655839.SRDLC, 4.99%, 2/28/2025 (a)(r)	Lending Club	3/02/2022	3,452	3,452	3,420
186659296.SRDLC, 12.34%, 3/19/2025 (a)(r)	Lending Club	3/08/2022	6,625	6,625	6,524
186663166.SRDLC, 19.94%, 2/28/2025 (a)(r)	Lending Club	3/02/2022	1,425	1,425	1,430
186663937.SRDLC, 30.49%, 6/26/2025 (a)(n)(r)	Lending Club	3/01/2022	7,913	7,913	809
186668155.SRDLC, 25.99%, 2/25/2025 (a)(r)	Lending Club	3/01/2022	428	428	430
186669127.SRDLC, 11.52%, 3/2/2027 (a)(r)	Lending Club	3/02/2022	22,292	22,292	22,067
186673896.SRDLC, 17.49%, 2/16/2025 (a)(r)	Lending Club	3/02/2022	2,509	2,509	2,486
186675548.SRDLC, 5.00%, 3/31/2026 (a)(n)(r)	Lending Club	3/04/2022	2,250	2,250	2,203
186681238.SRDLC, 30.99%, 3/20/2027 (a)(n)(r)	Lending Club	3/11/2022	7,343	7,438	750
186682233.SRDLC, 12.74%, 9/3/2027 (a)(n)(r)	Lending Club	3/07/2022	16,021	16,021	8,117
186682717.SRDLC, 30.49%, 3/9/2027 (a)(r)	Lending Club	3/11/2022	5,661	5,707	5,916
186685210.SRDLC, 10.99%, 2/28/2027 (a)(r)	Lending Club	3/02/2022	8,021	8,021	7,841
186686440.SRDLC, 10.99%, 2/28/2025 (a)(r)	Lending Club	3/02/2022	1,751	1,751	1,730
186693132.SRDLC, 7.79%, 2/28/2025 (a)(r)	Lending Club	3/02/2022	679	679	674
186693742.SRDLC, 30.99%, 3/14/2027 (a)(n)(r)	Lending Club	3/16/2022	7,963	8,039	8,424
186694143.SRDLC, 5.59%, 2/28/2027 (a)(r)	Lending Club	3/02/2022	6,518	6,518	6,389
186695293.SRDLC, 10.24%, 3/4/2027 (a)(r)	Lending Club	3/08/2022	5,468	5,468	5,328
186697126.SRDLC, 6.49%, 2/28/2025 (a)(r)	Lending Club	3/02/2022	302	302	300
186697448.SRDLC, 6.49%, 2/28/2027 (a)(r)	Lending Club	3/02/2022	10,140	10,140	9,939
186697817.SRDLC, 8.44%, 3/14/2027 (a)(r)	Lending Club	3/16/2022	5,893	5,893	5,767
186699230.SRDLC, 27.49%, 2/28/2027 (a)(n)(r)	Lending Club	3/02/2022	16,560	16,560	16,764
186701229.SRDLC, 5.99%, 2/28/2025 (a)(r)	Lending Club	3/02/2022	1,442	1,442	1,431
186703239.SRDLC, 9.99%, 2/28/2027 (a)(r)	Lending Club	3/02/2022	21,144	21,144	20,669
186703553.SRDLC, 7.24%, 2/28/2025 (a)(n)(r)	Lending Club	3/02/2022	830	830	822
186704869.SRDLC, 27.99%, 2/28/2025 (a)(r)	Lending Club	3/02/2022	872	872	875
186706496.SRDLC, 4.99%, 3/7/2025 (a)(r)	Lending Club	3/09/2022	2,960	2,960	2,933
186712916.SRDLC, 17.44%, 2/28/2027 (a)(r)	Lending Club	3/02/2022	9,173	9,173	9,119
186716052.SRDLC, 14.49%, 3/3/2027 (a)(r)	Lending Club	3/07/2022	6,299	6,299	6,194
186718466.SRDLC, 27.49%, 4/5/2027 (a)(n)(r)	Lending Club	4/01/2022	15,004	15,199	1,533
186720629.SRDLC, 30.99%, 11/22/2025 (a)(n)(r)	Lending Club	3/17/2022	9,331	9,452	954
186724366.SRDLC, 27.99%, 3/20/2025 (a)(r)	Lending Club	3/16/2022	506	507	508
186728098.SRDLC, 11.19%, 8/4/2027 (a)(n)(r)	Lending Club	3/08/2022	7,879	7,879	805

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

32	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
186732927.SRDLC, 4.99%, 3/2/2027 (a)(r)	Lending Club	3/04/2022	$20,577	$20,577	$20,122
186735419.SRDLC, 8.59%, 3/13/2025 (a)(r)	Lending Club	3/04/2022	1,557	1,557	1,543
186747376.SRDLC, 7.59%, 3/7/2025 (a)(r)	Lending Club	3/09/2022	1,681	1,681	1,663
186752739.SRDLC, 12.69%, 3/7/2027 (a)(r)	Lending Club	3/09/2022	6,179	6,179	6,138
186754103.SRDLC, 30.99%, 3/3/2027 (a)(n)(r)	Lending Club	3/07/2022	4,014	4,066	410
186758530.SRDLC, 20.99%, 3/8/2027 (a)(r)	Lending Club	3/10/2022	9,944	9,944	9,684
186759602.SRDLC, 30.99%, 3/4/2027 (a)(n)(r)	Lending Club	3/08/2022	12,914	13,082	1,320
186759667.SRDLC, 8.99%, 3/16/2027 (a)(r)	Lending Club	3/14/2022	12,442	12,442	12,118
186761684.SRDLC, 24.49%, 3/10/2026 (a)(n)(r)	Lending Club	3/14/2022	9,147	9,266	935
186765099.SRDLC, 23.99%, 3/3/2025 (a)(r)	Lending Club	3/07/2022	3,513	3,513	3,460
186766384.SRDLC, 17.19%, 3/2/2027 (a)(r)	Lending Club	3/04/2022	4,121	4,121	3,997
186767172.SRDLC, 25.99%, 3/8/2025 (a)(n)(r)	Lending Club	3/10/2022	837	848	86
186767656.SRDLC, 6.59%, 3/2/2025 (a)(r)	Lending Club	3/04/2022	1,359	1,359	1,344
186771996.SRDLC, 10.00%, 9/3/2025 (a)(n)(r)	Lending Club	3/07/2022	3,446	3,446	3,126
186772214.SRDLC, 8.24%, 3/2/2025 (a)(r)	Lending Club	3/04/2022	2,695	2,695	2,666
186773721.SRDLC, 18.99%, 3/22/2025 (a)(r)	Lending Club	3/24/2022	2,621	2,628	2,625
186776246.SRDLC, 30.99%, 3/24/2025 (a)(r)	Lending Club	3/28/2022	1,993	1,997	2,008
186776862.SRDLC, 12.74%, 3/2/2025 (a)(n)(r)	Lending Club	3/04/2022	10,584	10,584	1,082
186779898.SRDLC, 9.09%, 3/3/2025 (a)(r)	Lending Club	3/07/2022	1,089	1,089	1,080
186784052.SRDLC, 30.99%, 3/10/2025 (a)(r)	Lending Club	3/14/2022	2,990	2,996	2,981
186784874.SRDLC, 12.54%, 4/4/2025 (a)(r)	Lending Club	4/06/2022	968	970	960
186787477.SRDLC, 5.99%, 3/10/2025 (a)(r)	Lending Club	3/07/2022	756	756	749
186787670.SRDLC, 30.99%, 3/22/2027 (a)(n)(r)	Lending Club	3/10/2022	7,241	7,336	740
186788217.SRDLC, 15.99%, 3/3/2027 (a)(r)	Lending Club	3/07/2022	8,000	8,000	7,839
186792901.SRDLC, 14.99%, 3/3/2027 (a)(r)	Lending Club	3/07/2022	4,605	4,605	4,468
186793247.SRDLC, 17.49%, 3/10/2025 (a)(r)	Lending Club	3/14/2022	481	482	479
186797391.SRDLC, 30.99%, 3/4/2027 (a)(r)	Lending Club	3/08/2022	6,537	6,592	6,868
186799571.SRDLC, 5.00%, 3/15/2028 (a)(r)	Lending Club	3/04/2022	7,549	7,549	7,414
186799618.SRDLC, 28.99%, 3/16/2025 (a)(r)	Lending Club	3/18/2022	390	391	391
186801721.SRDLC, 10.49%, 3/3/2025 (a)(r)	Lending Club	3/07/2022	1,583	1,583	1,558
186803441.SRDLC, 10.99%, 3/17/2027 (a)(r)	Lending Club	3/16/2022	22,095	22,095	21,522
186804749.SRDLC, 16.19%, 3/3/2025 (a)(r)	Lending Club	3/07/2022	542	542	535
186805386.SRDLC, 6.74%, 3/3/2025 (a)(r)	Lending Club	3/07/2022	2,268	2,268	2,249
186805633.SRDLC, 18.49%, 3/16/2025 (a)(r)	Lending Club	3/15/2022	877	878	874
186809107.SRDLC, 28.99%, 3/8/2025 (a)(r)	Lending Club	3/10/2022	761	762	759
186810869.SRDLC, 24.99%, 3/15/2025 (a)(n)(r)	Lending Club	3/08/2022	7,248	7,248	741
186813004.SRDLC, 17.99%, 3/17/2025 (a)(r)	Lending Club	3/10/2022	1,349	1,364	1,345
186813237.SRDLC, 6.99%, 3/15/2025 (a)(r)	Lending Club	3/07/2022	3,826	3,826	3,791
186816681.SRDLC, 12.99%, 3/3/2025 (a)(n)(r)	Lending Club	3/07/2022	2,451	2,451	2,410
186819598.SRDLC, 18.49%, 3/18/2025 (a)(r)	Lending Club	3/22/2022	958	968	956
186820218.SRDLC, 13.19%, 3/27/2027 (a)(r)	Lending Club	3/07/2022	13,268	13,268	13,206
186820799.SRDLC, 26.49%, 3/14/2026 (a)(n)(r)	Lending Club	3/16/2022	2,077	2,104	612
186823822.SRDLC, 7.74%, 3/16/2025 (a)(r)	Lending Club	3/08/2022	1,399	1,399	1,387
186824468.SRDLC, 9.49%, 3/14/2027 (a)(r)	Lending Club	3/16/2022	9,760	9,760	9,515
186825061.SRDLC, 9.99%, 3/15/2027 (a)(r)	Lending Club	3/07/2022	18,477	18,477	17,994
186826265.SRDLC, 28.49%, 3/3/2025 (a)(r)	Lending Club	3/07/2022	441	442	439
186832201.SRDLC, 15.00%, 6/3/2025 (a)(r)	Lending Club	3/07/2022	4,458	4,458	4,140
186833531.SRDLC, 30.99%, 4/20/2025 (a)(r)	Lending Club	4/07/2022	2,987	2,995	2,988
186833830.SRDLC, 28.99%, 3/15/2025 (a)(r)	Lending Club	3/08/2022	853	855	853
186834062.SRDLC, 5.59%, 3/3/2027 (a)(r)	Lending Club	3/07/2022	15,544	15,544	15,203
186835181.SRDLC, 6.59%, 3/17/2025 (a)(r)	Lending Club	3/07/2022	1,506	1,506	1,490
186835752.SRDLC, 9.69%, 3/8/2025 (a)(r)	Lending Club	3/10/2022	4,704	4,704	4,665

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	33

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
186836967.SRDLC, 12.69%, 3/7/2027 (a)(n)(r)	Lending Club	3/09/2022	$3,943	$3,943	$403
186837086.SRDLC, 14.49%, 3/10/2027 (a)(n)(r)	Lending Club	3/07/2022	11,480	11,480	1,173
186837726.SRDLC, 7.59%, 3/15/2025 (a)(r)	Lending Club	3/07/2022	1,169	1,169	1,158
186838206.SRDLC, 6.59%, 3/12/2025 (a)(r)	Lending Club	3/09/2022	2,881	2,881	2,849
186838683.SRDLC, 11.24%, 3/20/2025 (a)(n)(r)	Lending Club	3/11/2022	6,160	6,160	630
186839002.SRDLC, 24.49%, 3/3/2027 (a)(n)(r)	Lending Club	3/07/2022	4,240	4,295	433
186841662.SRDLC, 25.99%, 3/20/2027 (a)(n)(r)	Lending Club	3/11/2022	24,111	24,425	4,316
186842035.SRDLC, 17.19%, 3/4/2025 (a)(r)	Lending Club	3/08/2022	342	342	339
186842406.SRDLC, 9.59%, 3/15/2025 (a)(r)	Lending Club	3/14/2022	784	784	772
186842521.SRDLC, 16.19%, 3/15/2025 (a)(n)(r)	Lending Club	3/07/2022	1,842	1,842	188
186843869.SRDLC, 25.74%, 9/30/2025 (a)(n)(r)	Lending Club	3/28/2022	1,808	1,830	1,735
186845838.SRDLC, 17.19%, 3/4/2025 (a)(n)(r)	Lending Club	3/08/2022	860	860	851
186845846.SRDLC, 11.69%, 3/10/2025 (a)(r)	Lending Club	3/09/2022	1,450	1,450	1,433
186847923.SRDLC, 30.99%, 3/14/2025 (a)(r)	Lending Club	3/16/2022	1,594	1,598	1,597
186849373.SRDLC, 12.49%, 3/3/2025 (a)(n)(r)	Lending Club	3/07/2022	46	46	45
186850090.SRDLC, 30.99%, 3/3/2027 (a)(n)(r)	Lending Club	3/07/2022	7,576	7,675	774
186851436.SRDLC, 20.49%, 3/3/2025 (a)(r)	Lending Club	3/07/2022	1,138	1,140	1,132
186852060.SRDLC, 25.49%, 3/22/2025 (a)(r)	Lending Club	3/09/2022	902	904	908
186853537.SRDLC, 30.99%, 3/3/2027 (a)(r)	Lending Club	3/07/2022	13,345	13,447	13,987
186855159.SRDLC, 23.99%, 3/28/2027 (a)(n)(r)	Lending Club	3/09/2022	15,838	15,838	16,156
186856510.SRDLC, 30.99%, 5/21/2025 (a)(n)(r)	Lending Club	3/07/2022	1,958	1,983	200
186857181.SRDLC, 30.99%, 3/3/2027 (a)(r)	Lending Club	3/07/2022	8,310	8,378	8,722
186859192.SRDLC, 25.99%, 3/3/2027 (a)(r)	Lending Club	3/07/2022	3,838	3,838	3,837
186859612.SRDLC, 23.49%, 3/16/2027 (a)(r)	Lending Club	3/09/2022	14,380	14,380	14,636
186860203.SRDLC, 6.99%, 3/11/2025 (a)(r)	Lending Club	3/15/2022	6,068	6,068	6,014
186860250.SRDLC, 30.99%, 3/20/2027 (a)(n)(r)	Lending Club	3/09/2022	7,500	7,597	766
186860547.SRDLC, 9.99%, 3/4/2027 (a)(r)	Lending Club	3/08/2022	16,359	16,359	15,939
186861655.SRDLC, 20.49%, 3/10/2027 (a)(n)(r)	Lending Club	3/14/2022	3,387	3,387	346
186862002.SRDLC, 22.49%, 3/4/2027 (a)(r)	Lending Club	3/08/2022	11,681	11,681	11,380
186863025.SRDLC, 27.49%, 10/18/2028 (a)(n)(r)	Lending Club	3/07/2022	5,120	5,178	5,360
186863352.SRDLC, 17.24%, 4/30/2025 (a)(r)	Lending Club	3/07/2022	1,955	1,960	1,962
186863423.SRDLC, 4.99%, 3/4/2025 (a)(r)	Lending Club	3/08/2022	2,960	2,960	2,934
186864141.SRDLC, 24.99%, 3/3/2027 (a)(r)	Lending Club	3/07/2022	12,696	12,790	13,102
186869127.SRDLC, 18.99%, 3/4/2025 (a)(r)	Lending Club	3/08/2022	1,394	1,394	1,385
186869536.SRDLC, 8.99%, 3/4/2025 (a)(r)	Lending Club	3/08/2022	700	700	692
186870252.SRDLC, 30.99%, 3/3/2027 (a)(n)(r)	Lending Club	3/07/2022	5,326	5,396	544
186874455.SRDLC, 5.59%, 3/7/2025 (a)(r)	Lending Club	3/09/2022	522	522	516
186876529.SRDLC, 21.99%, 8/3/2025 (a)(n)(r)	Lending Club	3/07/2022	7,565	7,565	773
186878387.SRDLC, 10.49%, 3/4/2027 (a)(r)	Lending Club	3/08/2022	12,612	12,612	12,289
186878812.SRDLC, 30.24%, 3/12/2027 (a)(r)	Lending Club	3/09/2022	7,653	7,717	8,076
186880718.SRDLC, 30.99%, 3/15/2027 (a)(r)	Lending Club	3/11/2022	8,138	8,208	8,591
186881471.SRDLC, 8.24%, 3/7/2025 (a)(r)	Lending Club	3/09/2022	1,540	1,540	1,524
186882814.SRDLC, 9.74%, 3/16/2027 (a)(r)	Lending Club	3/14/2022	6,537	6,537	6,367
186883462.SRDLC, 20.49%, 4/4/2025 (a)(n)(r)	Lending Club	4/06/2022	6,849	6,938	700
186883666.SRDLC, 21.79%, 3/7/2025 (a)(r)	Lending Club	3/09/2022	1,805	1,805	1,778
186883905.SRDLC, 5.59%, 3/7/2025 (a)(r)	Lending Club	3/09/2022	1,491	1,491	1,475
186884409.SRDLC, 30.99%, 3/18/2025 (a)(n)(r)	Lending Club	3/07/2022	1,975	2,001	202
186885615.SRDLC, 9.59%, 4/2/2025 (a)(r)	Lending Club	3/08/2022	1,534	1,534	1,517
186885801.SRDLC, 25.49%, 3/15/2025 (a)(r)	Lending Club	3/08/2022	996	999	1,000
186886262.SRDLC, 28.99%, 3/14/2025 (a)(n)(r)	Lending Club	3/07/2022	749	759	159
186887274.SRDLC, 13.99%, 3/20/2025 (a)(n)(r)	Lending Club	3/09/2022	4,095	4,095	418
186887684.SRDLC, 15.00%, 6/14/2027 (a)(n)(r)	Lending Club	3/16/2022	6,451	6,451	5,847

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

34	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
186887752.SRDLC, 9.99%, 3/8/2025 (a)(r)	Lending Club	3/10/2022	$1,023	$1,023	$1,014
186887816.SRDLC, 5.00%, 3/10/2026 (a)(r)	Lending Club	3/14/2022	599	599	596
186888572.SRDLC, 14.44%, 3/9/2025 (a)(r)	Lending Club	3/11/2022	830	830	823
186890838.SRDLC, 9.49%, 3/7/2027 (a)(r)	Lending Club	3/09/2022	3,904	3,904	3,804
186890975.SRDLC, 18.99%, 3/8/2027 (a)(r)	Lending Club	3/10/2022	14,386	14,386	14,046
186892953.SRDLC, 9.69%, 3/7/2027 (a)(r)	Lending Club	3/09/2022	11,956	11,956	11,651
186893891.SRDLC, 5.99%, 3/7/2025 (a)(r)	Lending Club	3/09/2022	5,993	5,993	5,940
186894895.SRDLC, 13.19%, 3/10/2025 (a)(r)	Lending Club	3/09/2022	4,587	4,587	4,534
186894964.SRDLC, 19.99%, 3/19/2027 (a)(r)	Lending Club	3/08/2022	9,284	9,357	9,453
186894997.SRDLC, 30.99%, 3/9/2025 (a)(n)(r)	Lending Club	3/11/2022	1,004	1,017	103
186897446.SRDLC, 21.49%, 3/12/2027 (a)(n)(r)	Lending Club	3/09/2022	13,270	13,270	2,145
186898646.SRDLC, 30.99%, 2/4/2028 (a)(n)(r)	Lending Club	3/08/2022	6,346	6,429	649
186899942.SRDLC, 8.49%, 3/7/2025 (a)(r)	Lending Club	3/09/2022	6,181	6,181	6,116
186900684.SRDLC, 15.99%, 3/7/2027 (a)(r)	Lending Club	3/09/2022	14,541	14,541	14,116
186902851.SRDLC, 28.99%, 3/18/2025 (a)(r)	Lending Club	3/08/2022	1,050	1,053	1,053
186903091.SRDLC, 7.59%, 3/22/2025 (a)(n)(r)	Lending Club	3/09/2022	3,297	3,297	337
186903373.SRDLC, 17.99%, 3/4/2025 (a)(r)	Lending Club	3/08/2022	1,037	1,039	1,032
186905651.SRDLC, 6.00%, 3/20/2026 (a)(r)	Lending Club	3/10/2022	5,946	5,979	6,025
186905982.SRDLC, 6.79%, 3/7/2025 (a)(r)	Lending Club	3/09/2022	1,052	1,052	1,041
186906144.SRDLC, 30.49%, 3/15/2025 (a)(n)(r)	Lending Club	3/14/2022	962	975	98
186907056.SRDLC, 28.99%, 11/17/2025 (a)(r)	Lending Club	3/08/2022	1,731	1,731	1,733
186908663.SRDLC, 5.99%, 3/7/2025 (a)(r)	Lending Club	3/09/2022	1,498	1,498	1,485
186909328.SRDLC, 18.99%, 3/19/2025 (a)(r)	Lending Club	3/08/2022	1,122	1,122	1,108
186910060.SRDLC, 30.99%, 3/4/2027 (a)(r)	Lending Club	3/08/2022	5,606	5,635	5,876
186910066.SRDLC, 14.04%, 3/13/2026 (a)(n)(r)	Lending Club	3/08/2022	4,681	4,742	1,264
186913728.SRDLC, 30.49%, 3/10/2025 (a)(r)	Lending Club	3/14/2022	3,965	3,973	3,961
186914996.SRDLC, 6.49%, 3/7/2025 (a)(r)	Lending Club	3/09/2022	452	452	448
186917027.SRDLC, 30.99%, 3/17/2027 (a)(r)	Lending Club	3/09/2022	3,441	3,484	3,644
186917181.SRDLC, 20.49%, 3/15/2025 (a)(r)	Lending Club	3/09/2022	933	934	930
186919095.SRDLC, 13.19%, 3/7/2027 (a)(r)	Lending Club	3/09/2022	14,684	14,684	14,586
186919628.SRDLC, 15.49%, 3/7/2025 (a)(n)(r)	Lending Club	3/09/2022	4,983	4,983	—
186921775.SRDLC, 30.99%, 2/7/2028 (a)(n)(r)	Lending Club	3/09/2022	4,157	4,211	425
186922130.SRDLC, 16.99%, 3/16/2025 (a)(r)	Lending Club	3/09/2022	1,412	1,414	1,408
186922494.SRDLC, 10.99%, 3/7/2025 (a)(r)	Lending Club	3/09/2022	6,371	6,371	6,271
186923282.SRDLC, 9.59%, 3/7/2025 (a)(n)(r)	Lending Club	3/09/2022	3,455	3,455	353
186923646.SRDLC, 20.49%, 3/9/2025 (a)(n)(r)	Lending Club	3/11/2022	2,170	2,198	222
186927765.SRDLC, 18.99%, 3/7/2025 (a)(n)(r)	Lending Club	3/09/2022	3,824	3,824	391
186929069.SRDLC, 23.49%, 3/16/2027 (a)(r)	Lending Club	3/10/2022	4,430	4,430	4,510
186929745.SRDLC, 6.59%, 3/7/2025 (a)(r)	Lending Club	3/09/2022	1,660	1,660	1,643
186929796.SRDLC, 12.54%, 3/7/2025 (a)(r)	Lending Club	3/09/2022	389	390	388
186930176.SRDLC, 30.49%, 3/10/2027 (a)(r)	Lending Club	3/14/2022	6,649	6,649	7,004
186930238.SRDLC, 17.99%, 3/7/2025 (a)(n)(r)	Lending Club	3/09/2022	4,866	4,929	497
186930558.SRDLC, 9.84%, 3/15/2025 (a)(r)	Lending Club	3/09/2022	1,916	1,916	1,886
186934357.SRDLC, 23.49%, 8/8/2025 (a)(n)(r)	Lending Club	3/10/2022	2,120	2,148	217
186935363.SRDLC, 30.99%, 3/18/2027 (a)(r)	Lending Club	3/22/2022	10,006	10,091	10,616
186938222.SRDLC, 18.49%, 8/7/2025 (a)(r)	Lending Club	3/09/2022	1,614	1,619	1,594
186938507.SRDLC, 7.09%, 3/11/2025 (a)(r)	Lending Club	3/15/2022	3,041	3,041	3,007
186938697.SRDLC, 30.99%, 3/14/2027 (a)(r)	Lending Club	3/16/2022	5,670	5,706	5,999
186939170.SRDLC, 15.99%, 8/14/2025 (a)(n)(r)	Lending Club	3/09/2022	1,691	1,713	554
186941874.SRDLC, 15.99%, 3/15/2025 (a)(r)	Lending Club	3/09/2022	1,091	1,093	1,087
186942033.SRDLC, 6.49%, 3/7/2025 (a)(r)	Lending Club	3/09/2022	1,055	1,055	1,046
186943871.SRDLC, 30.99%, 3/4/2025 (a)(n)(r)	Lending Club	3/09/2022	2,492	2,524	255

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	35

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
186944478.SRDLC, 17.49%, 3/7/2025 (a)(r)	Lending Club	3/09/2022	$172	$172	$171
186945043.SRDLC, 30.99%, 3/20/2027 (a)(n)(r)	Lending Club	3/09/2022	5,378	5,447	1,086
186946625.SRDLC, 22.99%, 3/17/2025 (a)(r)	Lending Club	3/09/2022	1,495	1,498	1,501
186946979.SRDLC, 17.99%, 3/7/2025 (a)(n)(r)	Lending Club	3/09/2022	1,282	1,299	131
186948086.SRDLC, 9.49%, 3/8/2027 (a)(r)	Lending Club	3/10/2022	3,253	3,253	3,170
186948516.SRDLC, 29.74%, 6/2/2026 (a)(n)(r)	Lending Club	3/09/2022	1,287	1,295	1,254
186952065.SRDLC, 17.99%, 3/13/2025 (a)(n)(r)	Lending Club	3/09/2022	1,820	1,844	179
186952635.SRDLC, 7.24%, 3/7/2025 (a)(r)	Lending Club	3/09/2022	6,087	6,087	6,033
186952838.SRDLC, 30.99%, 3/7/2027 (a)(r)	Lending Club	3/09/2022	3,995	4,026	4,206
186953189.SRDLC, 18.99%, 3/22/2027 (a)(n)(r)	Lending Club	3/09/2022	9,472	9,472	127
186958321.SRDLC, 30.99%, 3/14/2027 (a)(r)	Lending Club	3/16/2022	5,321	5,365	5,620
186958654.SRDLC, 14.49%, 3/7/2027 (a)(r)	Lending Club	3/09/2022	5,440	5,440	5,281
186959040.SRDLC, 16.99%, 3/7/2027 (a)(r)	Lending Club	3/09/2022	3,327	3,352	3,232
186960205.SRDLC, 6.59%, 3/28/2027 (a)(n)(r)	Lending Club	3/09/2022	10,598	10,598	1,083
186960953.SRDLC, 6.59%, 3/7/2025 (a)(r)	Lending Club	3/09/2022	3,623	3,623	3,585
186963432.SRDLC, 5.59%, 3/7/2027 (a)(r)	Lending Club	3/09/2022	6,212	6,212	6,076
186963564.SRDLC, 6.59%, 3/7/2025 (a)(r)	Lending Club	3/09/2022	455	455	450
186963965.SRDLC, 21.49%, 3/7/2027 (a)(r)	Lending Club	3/09/2022	3,684	3,713	3,751
186966989.SRDLC, 30.99%, 3/21/2027 (a)(n)(r)	Lending Club	3/09/2022	3,610	3,657	369
186967519.SRDLC, 10.19%, 3/7/2027 (a)(r)	Lending Club	3/09/2022	10,070	10,070	9,732
186968317.SRDLC, 14.69%, 3/7/2025 (a)(n)(r)	Lending Club	3/09/2022	22,027	22,027	2,251
186968818.SRDLC, 5.99%, 3/7/2025 (a)(r)	Lending Club	3/09/2022	3,375	3,375	3,344
186969031.SRDLC, 25.49%, 3/21/2025 (a)(r)	Lending Club	3/23/2022	935	937	944
186969110.SRDLC, 30.99%, 3/15/2027 (a)(r)	Lending Club	3/09/2022	6,807	6,865	7,207
186969603.SRDLC, 28.99%, 3/7/2025 (a)(r)	Lending Club	3/09/2022	292	293	291
186969754.SRDLC, 21.99%, 3/30/2027 (a)(r)	Lending Club	4/01/2022	8,610	8,683	8,756
186969770.SRDLC, 27.49%, 1/20/2028 (a)(r)	Lending Club	3/09/2022	4,459	4,498	4,713
186969924.SRDLC, 17.19%, 3/9/2027 (a)(r)	Lending Club	3/11/2022	18,488	18,488	17,955
186972144.SRDLC, 22.99%, 3/16/2025 (a)(n)(r)	Lending Club	3/09/2022	1,716	1,716	175
186973856.SRDLC, 11.19%, 3/7/2027 (a)(r)	Lending Club	3/09/2022	13,263	13,263	13,178
186974858.SRDLC, 12.49%, 3/16/2027 (a)(n)(r)	Lending Club	3/09/2022	12,021	12,021	1,229
186975112.SRDLC, 5.00%, 3/22/2026 (a)(r)	Lending Club	3/16/2022	3,666	3,677	3,637
186975750.SRDLC, 30.99%, 3/10/2025 (a)(r)	Lending Club	3/09/2022	659	659	658
186975831.SRDLC, 27.49%, 3/16/2027 (a)(n)(r)	Lending Club	3/09/2022	7,871	7,973	804
186976156.SRDLC, 19.49%, 3/7/2025 (a)(r)	Lending Club	3/09/2022	199	200	198
186976477.SRDLC, 21.99%, 3/7/2025 (a)(r)	Lending Club	3/09/2022	1,248	1,248	1,229
186977311.SRDLC, 22.99%, 3/1/2027 (a)(r)	Lending Club	3/09/2022	4,311	4,345	4,466
186977592.SRDLC, 27.49%, 3/14/2027 (a)(r)	Lending Club	3/16/2022	3,888	3,920	4,115
186978206.SRDLC, 17.19%, 11/22/2027 (a)(n)(r)	Lending Club	3/09/2022	19,683	19,683	2,012
186978254.SRDLC, 8.99%, 3/7/2027 (a)(r)	Lending Club	3/09/2022	21,566	21,566	21,014
186979291.SRDLC, 26.49%, 3/7/2025 (a)(n)(r)	Lending Club	3/09/2022	3,102	3,143	317
186980107.SRDLC, 23.49%, 8/21/2026 (a)(n)(r)	Lending Club	3/14/2022	21,137	21,412	2,160
186980309.SRDLC, 10.99%, 3/14/2025 (a)(r)	Lending Club	3/14/2022	1,600	1,600	1,575
186980962.SRDLC, 30.49%, 3/10/2027 (a)(r)	Lending Club	3/14/2022	9,966	10,050	10,515
186981038.SRDLC, 30.99%, 3/10/2027 (a)(r)	Lending Club	3/09/2022	3,993	4,025	4,209
186981641.SRDLC, 23.99%, 3/7/2025 (a)(r)	Lending Club	3/09/2022	739	741	740
186982644.SRDLC, 12.54%, 3/16/2025 (a)(r)	Lending Club	3/09/2022	960	962	958
186982976.SRDLC, 17.99%, 3/17/2025 (a)(r)	Lending Club	3/21/2022	1,556	1,559	1,554
186983409.SRDLC, 15.49%, 3/7/2025 (a)(r)	Lending Club	3/09/2022	420	421	418
186983820.SRDLC, 23.99%, 3/17/2025 (a)(r)	Lending Club	3/09/2022	1,970	1,988	1,980
186984103.SRDLC, 12.69%, 3/7/2027 (a)(r)	Lending Club	3/09/2022	7,359	7,359	7,310
186984751.SRDLC, 23.99%, 3/12/2025 (a)(r)	Lending Club	3/09/2022	2,821	2,827	2,832

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

36	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
186985079.SRDLC, 30.99%, 3/10/2027 (a)(r)	Lending Club	3/14/2022	$10,006	$10,091	$10,557
186985421.SRDLC, 12.49%, 3/16/2025 (a)(r)	Lending Club	3/09/2022	1,650	1,650	1,633
186985653.SRDLC, 21.49%, 3/16/2025 (a)(r)	Lending Club	3/10/2022	1,854	1,854	1,846
186986577.SRDLC, 30.99%, 3/20/2025 (a)(r)	Lending Club	3/15/2022	2,118	2,125	2,128
186987081.SRDLC, 30.99%, 3/20/2025 (a)(n)(r)	Lending Club	3/09/2022	5,523	5,595	564
186987216.SRDLC, 11.19%, 3/12/2027 (a)(r)	Lending Club	3/09/2022	16,617	16,617	16,504
186987619.SRDLC, 30.99%, 3/7/2025 (a)(r)	Lending Club	3/09/2022	499	500	497
186988932.SRDLC, 8.99%, 3/7/2027 (a)(r)	Lending Club	3/09/2022	8,626	8,626	8,406
186991595.SRDLC, 28.99%, 3/15/2027 (a)(r)	Lending Club	3/10/2022	15,863	15,863	16,564
186994906.SRDLC, 30.99%, 3/15/2025 (a)(r)	Lending Club	3/09/2022	537	538	538
186994916.SRDLC, 6.59%, 4/28/2027 (a)(r)	Lending Club	3/09/2022	12,642	12,642	12,396
186995154.SRDLC, 15.99%, 3/16/2025 (a)(n)(r)	Lending Club	3/09/2022	696	705	71
186995899.SRDLC, 24.99%, 6/7/2025 (a)(r)	Lending Club	3/09/2022	848	852	847
186996360.SRDLC, 30.99%, 8/20/2025 (a)(r)	Lending Club	3/10/2022	1,461	1,462	1,462
186997520.SRDLC, 21.49%, 3/16/2025 (a)(r)	Lending Club	3/18/2022	1,265	1,266	1,262
186998317.SRDLC, 30.49%, 6/30/2027 (a)(n)(r)	Lending Club	3/09/2022	7,652	7,752	782
187000623.SRDLC, 30.99%, 3/7/2025 (a)(r)	Lending Club	3/09/2022	602	602	599
187002010.SRDLC, 17.99%, 3/23/2025 (a)(n)(r)	Lending Club	3/25/2022	1,828	1,851	627
187003763.SRDLC, 21.99%, 3/10/2025 (a)(r)	Lending Club	3/10/2022	915	917	910
187004337.SRDLC, 14.99%, 8/17/2027 (a)(r)	Lending Club	3/10/2022	15,103	15,103	12,031
187007026.SRDLC, 16.19%, 3/11/2025 (a)(r)	Lending Club	3/15/2022	1,490	1,490	1,473
187007115.SRDLC, 30.99%, 3/7/2025 (a)(r)	Lending Club	3/09/2022	996	998	993
187007624.SRDLC, 28.49%, 3/15/2025 (a)(r)	Lending Club	3/09/2022	1,249	1,256	1,251
187008942.SRDLC, 15.29%, 3/8/2025 (a)(r)	Lending Club	3/10/2022	565	565	561
187012069.SRDLC, 30.99%, 3/15/2025 (a)(n)(r)	Lending Club	3/11/2022	3,774	3,823	386
187013586.SRDLC, 5.99%, 3/8/2025 (a)(n)(r)	Lending Club	3/10/2022	4,810	4,810	492
187014518.SRDLC, 9.69%, 3/16/2027 (a)(r)	Lending Club	3/11/2022	19,105	19,105	18,599
187014710.SRDLC, 20.49%, 3/17/2025 (a)(r)	Lending Club	3/21/2022	641	642	640
187014822.SRDLC, 15.49%, 3/10/2025 (a)(r)	Lending Club	3/10/2022	930	932	926
187016656.SRDLC, 27.99%, 3/23/2025 (a)(n)(r)	Lending Club	3/10/2022	5,835	5,911	596
187016803.SRDLC, 7.24%, 3/15/2025 (a)(r)	Lending Club	3/10/2022	6,154	6,154	6,096
187017386.SRDLC, 30.99%, 3/8/2025 (a)(r)	Lending Club	3/10/2022	613	615	611
187017395.SRDLC, 28.99%, 4/27/2027 (a)(n)(r)	Lending Club	3/30/2022	10,216	10,325	10,887
187019293.SRDLC, 29.99%, 9/8/2027 (a)(r)	Lending Club	3/10/2022	13,374	13,374	13,746
187019567.SRDLC, 9.49%, 3/8/2027 (a)(r)	Lending Club	3/10/2022	14,965	14,965	14,584
187019977.SRDLC, 26.24%, 3/13/2025 (a)(n)(r)	Lending Club	3/10/2022	994	1,000	102
187020605.SRDLC, 13.74%, 3/9/2027 (a)(r)	Lending Club	3/11/2022	79	79	78
187022209.SRDLC, 30.99%, 3/8/2027 (a)(n)(r)	Lending Club	3/10/2022	4,886	4,949	5,134
187023324.SRDLC, 30.99%, 3/15/2027 (a)(r)	Lending Club	3/17/2022	5,603	5,651	5,933
187024410.SRDLC, 14.49%, 3/8/2025 (a)(r)	Lending Club	3/10/2022	498	498	494
187024503.SRDLC, 30.99%, 3/20/2025 (a)(n)(r)	Lending Club	3/16/2022	3,756	3,805	384
187030695.SRDLC, 6.59%, 3/15/2025 (a)(r)	Lending Club	3/11/2022	219	219	218
187031324.SRDLC, 27.99%, 3/8/2027 (a)(r)	Lending Club	3/10/2022	6,508	6,561	6,859
187031627.SRDLC, 12.99%, 3/20/2025 (a)(r)	Lending Club	3/11/2022	4,962	4,962	4,887
187033012.SRDLC, 12.74%, 3/16/2025 (a)(r)	Lending Club	3/11/2022	201	201	199
187033106.SRDLC, 17.99%, 3/8/2025 (a)(n)(r)	Lending Club	3/10/2022	2,843	2,880	291
187033122.SRDLC, 7.09%, 3/10/2027 (a)(r)	Lending Club	3/11/2022	14,191	14,191	13,860
187034307.SRDLC, 24.99%, 3/8/2025 (a)(r)	Lending Club	3/10/2022	278	279	279
187034438.SRDLC, 8.79%, 3/9/2025 (a)(r)	Lending Club	3/11/2022	930	930	920
187035689.SRDLC, 12.54%, 3/8/2025 (a)(r)	Lending Club	3/10/2022	405	406	404
187035966.SRDLC, 23.49%, 3/9/2027 (a)(n)(r)	Lending Club	3/11/2022	7,446	7,446	—
187036809.SRDLC, 30.99%, 3/8/2025 (a)(r)	Lending Club	3/10/2022	299	299	298

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	37

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
187036897.SRDLC, 30.99%, 12/6/2027 (a)(n)(r)	Lending Club	3/25/2022	$8,474	$8,584	$866
187037256.SRDLC, 23.99%, 3/10/2027 (a)(r)	Lending Club	3/14/2022	7,540	7,540	7,675
187037815.SRDLC, 25.99%, 3/14/2027 (a)(n)(r)	Lending Club	3/16/2022	10,423	10,559	1,065
187038824.SRDLC, 8.24%, 3/9/2025 (a)(r)	Lending Club	3/11/2022	2,156	2,156	2,134
187039305.SRDLC, 24.99%, 3/8/2025 (a)(r)	Lending Club	3/10/2022	561	562	562
187039708.SRDLC, 21.49%, 3/10/2027 (a)(r)	Lending Club	3/10/2022	3,075	3,099	3,127
187039842.SRDLC, 6.59%, 3/11/2025 (a)(r)	Lending Club	3/15/2022	1,510	1,510	1,494
187040123.SRDLC, 30.99%, 3/21/2025 (a)(n)(r)	Lending Club	3/23/2022	13,082	13,252	1,337
187040321.SRDLC, 21.99%, 3/10/2027 (a)(r)	Lending Club	3/14/2022	9,932	9,932	9,702
187040621.SRDLC, 23.99%, 3/14/2027 (a)(r)	Lending Club	3/16/2022	5,006	5,006	5,102
187040626.SRDLC, 9.34%, 3/23/2027 (a)(r)	Lending Club	3/10/2022	7,101	7,101	6,913
187040937.SRDLC, 30.99%, 3/21/2027 (a)(n)(r)	Lending Club	3/23/2022	4,242	4,297	434
187042692.SRDLC, 11.89%, 3/8/2027 (a)(n)(r)	Lending Club	3/10/2022	26,668	26,668	2,726
187044456.SRDLC, 28.49%, 3/8/2027 (a)(r)	Lending Club	3/10/2022	5,498	5,550	5,785
187045971.SRDLC, 7.09%, 3/2/2027 (a)(r)	Lending Club	3/15/2022	7,880	7,880	7,706
187046745.SRDLC, 19.99%, 3/9/2025 (a)(r)	Lending Club	3/11/2022	884	886	881
187047990.SRDLC, 30.99%, 3/1/2027 (a)(n)(r)	Lending Club	3/23/2022	5,501	5,573	562
187048685.SRDLC, 6.59%, 3/11/2027 (a)(r)	Lending Club	3/15/2022	7,813	7,813	7,644
187049271.SRDLC, 20.49%, 3/9/2025 (a)(r)	Lending Club	3/11/2022	1,067	1,069	1,063
187050428.SRDLC, 22.49%, 3/12/2027 (a)(r)	Lending Club	3/11/2022	3,730	3,759	3,796
187051535.SRDLC, 27.99%, 3/30/2025 (a)(r)	Lending Club	3/11/2022	681	682	687
187053282.SRDLC, 30.99%, 3/18/2025 (a)(r)	Lending Club	3/11/2022	315	316	316
187053309.SRDLC, 5.59%, 3/11/2025 (a)(r)	Lending Club	3/15/2022	1,938	1,938	1,918
187057871.SRDLC, 14.19%, 3/10/2025 (a)(r)	Lending Club	3/14/2022	413	413	409
187058552.SRDLC, 27.99%, 3/10/2025 (a)(r)	Lending Club	3/14/2022	232	232	231
187060262.SRDLC, 18.99%, 3/20/2025 (a)(r)	Lending Club	3/11/2022	184	184	183
187060772.SRDLC, 20.49%, 3/15/2025 (a)(r)	Lending Club	3/11/2022	1,501	1,505	1,497
187060807.SRDLC, 22.99%, 3/9/2025 (a)(r)	Lending Club	3/11/2022	344	344	340
187061785.SRDLC, 28.99%, 3/4/2027 (a)(n)(r)	Lending Club	3/11/2022	13,995	14,177	—
187061900.SRDLC, 20.49%, 3/25/2025 (a)(n)(r)	Lending Club	3/11/2022	2,645	2,651	2,644
187062738.SRDLC, 27.99%, 10/29/2024 (a)(n)(r)(s)	Lending Club	3/16/2022	11,788	11,788	1,205
187063469.SRDLC, 11.34%, 3/12/2027 (a)(r)	Lending Club	3/14/2022	11,078	11,078	10,642
187063470.SRDLC, 23.19%, 3/9/2025 (a)(r)	Lending Club	3/11/2022	1,283	1,283	1,276
187064351.SRDLC, 20.74%, 2/28/2027 (a)(r)	Lending Club	3/11/2022	14,741	14,819	15,028
187064981.SRDLC, 5.00%, 3/11/2026 (a)(r)	Lending Club	3/15/2022	5,747	5,747	5,634
187065183.SRDLC, 15.00%, 6/17/2025 (a)(r)	Lending Club	3/11/2022	2,882	2,909	2,495
187065357.SRDLC, 17.49%, 3/16/2025 (a)(r)	Lending Club	3/11/2022	2,076	2,080	2,069
187066092.SRDLC, 30.99%, 3/15/2027 (a)(r)	Lending Club	3/14/2022	4,058	4,092	4,285
187066767.SRDLC, 15.49%, 2/28/2025 (a)(r)	Lending Club	3/17/2022	1,396	1,398	1,394
187066773.SRDLC, 6.59%, 3/9/2027 (a)(r)	Lending Club	3/11/2022	20,975	20,975	20,500
187066929.SRDLC, 7.49%, 3/15/2025 (a)(r)	Lending Club	3/11/2022	6,138	6,138	6,081
187067030.SRDLC, 21.99%, 3/9/2027 (a)(r)	Lending Club	3/11/2022	7,221	7,221	7,158
187067662.SRDLC, 15.74%, 3/25/2027 (a)(r)	Lending Club	3/16/2022	19,542	19,542	19,005
187067840.SRDLC, 8.59%, 3/1/2025 (a)(n)(r)	Lending Club	3/14/2022	964	964	956
187068023.SRDLC, 12.19%, 3/10/2025 (a)(r)	Lending Club	3/14/2022	664	664	657
187069624.SRDLC, 19.49%, 3/17/2025 (a)(r)	Lending Club	3/11/2022	1,189	1,189	1,172
187069722.SRDLC, 30.99%, 3/25/2027 (a)(n)(r)	Lending Club	3/14/2022	4,803	4,866	966
187070240.SRDLC, 21.49%, 3/20/2027 (a)(r)	Lending Club	3/14/2022	7,404	7,404	7,232
187073165.SRDLC, 11.99%, 3/18/2025 (a)(r)	Lending Club	3/14/2022	815	815	803
187073409.SRDLC, 9.59%, 3/10/2025 (a)(n)(r)	Lending Club	3/14/2022	6,295	6,295	643
187073789.SRDLC, 18.49%, 3/9/2025 (a)(r)	Lending Club	3/11/2022	833	835	830
187074059.SRDLC, 22.49%, 3/9/2025 (a)(n)(r)	Lending Club	3/11/2022	2,199	2,228	225

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

38	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
187076024.SRDLC, 12.19%, 3/10/2027 (a)(r)	Lending Club	3/14/2022	$14,518	$14,518	$14,439
187077933.SRDLC, 11.19%, 3/3/2027 (a)(r)	Lending Club	3/14/2022	5,512	5,512	5,472
187081426.SRDLC, 30.99%, 3/9/2027 (a)(r)	Lending Club	3/11/2022	10,006	10,070	10,549
187083049.SRDLC, 19.49%, 3/11/2025 (a)(n)(r)	Lending Club	3/15/2022	1,648	1,670	358
187084131.SRDLC, 25.49%, 2/23/2027 (a)(r)	Lending Club	3/14/2022	4,788	4,829	5,033
187085796.SRDLC, 27.49%, 3/10/2027 (a)(r)	Lending Club	3/14/2022	7,773	7,837	8,204
187090647.SRDLC, 30.99%, 3/10/2025 (a)(r)	Lending Club	3/14/2022	199	200	199
187094773.SRDLC, 19.99%, 3/18/2025 (a)(n)(r)	Lending Club	3/15/2022	2,801	2,837	286
187095146.SRDLC, 17.49%, 3/20/2027 (a)(r)	Lending Club	3/14/2022	17,951	17,951	17,727
187096378.SRDLC, 17.24%, 3/10/2027 (a)(n)(r)	Lending Club	3/14/2022	9,000	9,000	8,863
187096917.SRDLC, 22.99%, 3/11/2025 (a)(r)	Lending Club	3/15/2022	1,646	1,646	1,626
187099521.SRDLC, 30.99%, 3/11/2025 (a)(r)	Lending Club	3/15/2022	277	277	277
187103577.SRDLC, 28.99%, 3/10/2027 (a)(n)(r)	Lending Club	3/14/2022	3,508	3,508	587
187103780.SRDLC, 28.99%, 3/11/2027 (a)(r)	Lending Club	3/15/2022	3,937	3,970	4,158
187105051.SRDLC, 15.19%, 3/21/2025 (a)(r)	Lending Club	3/15/2022	694	694	690
187105908.SRDLC, 30.99%, 3/22/2027 (a)(n)(r)	Lending Club	3/15/2022	12,253	12,412	1,252
187107161.SRDLC, 4.99%, 3/16/2025 (a)(r)	Lending Club	3/14/2022	5,957	5,957	5,901
187109249.SRDLC, 16.99%, 3/11/2025 (a)(r)	Lending Club	3/15/2022	1,025	1,025	1,018
187112294.SRDLC, 27.49%, 6/30/2027 (a)(n)(r)	Lending Club	3/15/2022	4,102	4,155	4,332
187113417.SRDLC, 12.99%, 3/11/2025 (a)(r)	Lending Club	3/15/2022	1,142	1,142	1,124
187113627.SRDLC, 28.49%, 3/20/2027 (a)(r)	Lending Club	3/15/2022	4,642	4,681	4,931
187113823.SRDLC, 8.49%, 3/23/2025 (a)(r)	Lending Club	3/16/2022	6,236	6,236	6,171
187114091.SRDLC, 8.59%, 3/26/2027 (a)(r)	Lending Club	3/15/2022	19,073	19,073	18,598
187114622.SRDLC, 25.74%, 3/26/2025 (a)(n)(r)	Lending Club	3/17/2022	2,335	2,339	2,356
187116136.SRDLC, 12.99%, 3/10/2027 (a)(r)	Lending Club	3/14/2022	15,474	15,474	15,229
187116827.SRDLC, 7.59%, 3/11/2025 (a)(n)(r)	Lending Club	3/15/2022	7,199	7,199	736
187119161.SRDLC, 25.99%, 3/29/2027 (a)(n)(r)	Lending Club	3/16/2022	8,614	8,614	518
187120238.SRDLC, 28.49%, 3/18/2025 (a)(n)(r)	Lending Club	3/22/2022	1,222	1,238	219
187122896.SRDLC, 30.99%, 3/29/2027 (a)(r)	Lending Club	3/31/2022	3,935	3,967	4,152
187125272.SRDLC, 9.99%, 3/11/2027 (a)(r)	Lending Club	3/15/2022	5,453	5,453	5,316
187129496.SRDLC, 30.99%, 4/9/2027 (a)(n)(r)	Lending Club	3/14/2022	12,936	12,936	13,303
187131130.SRDLC, 15.69%, 3/11/2025 (a)(r)	Lending Club	3/15/2022	1,005	1,005	998
187131674.SRDLC, 22.99%, 3/14/2025 (a)(r)	Lending Club	3/16/2022	603	605	607
187134949.SRDLC, 30.24%, 3/10/2027 (a)(n)(r)	Lending Club	3/22/2022	16,983	17,203	1,736
187137324.SRDLC, 25.99%, 3/11/2025 (a)(n)(r)	Lending Club	3/15/2022	930	930	95
187142052.SRDLC, 5.59%, 3/14/2025 (a)(r)	Lending Club	3/16/2022	2,684	2,684	2,657
187142957.SRDLC, 6.59%, 3/15/2027 (a)(r)	Lending Club	3/16/2022	10,019	10,019	9,808
187143408.SRDLC, 12.34%, 3/14/2027 (a)(r)	Lending Club	3/16/2022	22,386	22,386	21,546
187143516.SRDLC, 10.00%, 11/7/2025 (a)(n)(r)	Lending Club	3/15/2022	3,952	3,995	3,765
187145522.SRDLC, 14.99%, 10/14/2027 (a)(n)(r)	Lending Club	3/16/2022	7,507	7,507	7,292
187146211.SRDLC, 6.99%, 3/14/2027 (a)(r)	Lending Club	3/16/2022	7,902	7,902	7,732
187151370.SRDLC, 30.99%, 3/17/2025 (a)(r)	Lending Club	3/15/2022	2,081	2,086	2,086
187152660.SRDLC, 7.09%, 3/14/2025 (a)(r)	Lending Club	3/16/2022	3,039	3,039	3,011
187153068.SRDLC, 30.99%, 3/29/2026 (a)(n)(r)	Lending Club	3/31/2022	5,913	5,990	604
187156154.SRDLC, 26.99%, 3/15/2025 (a)(n)(r)	Lending Club	3/17/2022	12,000	12,156	1,226
187156876.SRDLC, 10.19%, 3/27/2027 (a)(n)(r)	Lending Club	3/16/2022	6,844	6,844	6,570
187157596.SRDLC, 19.96%, 3/20/2025 (a)(r)	Lending Club	3/16/2022	3,280	3,280	3,230
187158857.SRDLC, 20.99%, 3/26/2025 (a)(n)(r)	Lending Club	3/17/2022	1,312	1,329	134
187158989.SRDLC, 7.74%, 3/14/2025 (a)(r)	Lending Club	3/16/2022	6,124	6,124	6,075
187161193.SRDLC, 10.00%, 8/11/2025 (a)(r)	Lending Club	3/15/2022	1,493	1,509	1,434
187162945.SRDLC, 24.49%, 3/14/2027 (a)(r)	Lending Club	3/16/2022	6,285	6,340	6,544
187163955.SRDLC, 18.74%, 3/14/2027 (a)(r)	Lending Club	3/16/2022	3,229	3,254	3,297

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	39

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
187166501.SRDLC, 25.49%, 3/17/2025 (a)(n)(r)	Lending Club	3/16/2022	$994	$1,007	$209
187170600.SRDLC, 23.99%, 3/14/2027 (a)(r)	Lending Club	3/16/2022	12,567	12,668	13,090
187170952.SRDLC, 20.49%, 3/14/2025 (a)(r)	Lending Club	3/16/2022	742	742	733
187171695.SRDLC, 7.59%, 3/14/2025 (a)(r)	Lending Club	3/16/2022	611	611	605
187171712.SRDLC, 22.99%, 3/14/2025 (a)(n)(r)	Lending Club	3/16/2022	2,703	2,738	276
187172125.SRDLC, 30.99%, 9/29/2027 (a)(r)	Lending Club	3/31/2022	11,268	11,383	11,802
187175139.SRDLC, 22.99%, 7/29/2025 (a)(r)	Lending Club	3/16/2022	3,045	3,061	3,071
187175565.SRDLC, 20.49%, 3/14/2025 (a)(n)(r)	Lending Club	3/16/2022	5,602	5,674	572
187177101.SRDLC, 13.99%, 3/14/2025 (a)(r)	Lending Club	3/16/2022	1,656	1,661	1,650
187185335.SRDLC, 24.99%, 3/20/2025 (a)(r)	Lending Club	3/16/2022	478	479	481
187185579.SRDLC, 23.74%, 3/20/2025 (a)(r)	Lending Club	3/17/2022	1,598	1,602	1,607
187185770.SRDLC, 23.49%, 3/2/2027 (a)(r)	Lending Club	3/16/2022	5,503	5,547	5,710
187185872.SRDLC, 27.99%, 3/20/2025 (a)(r)	Lending Club	3/16/2022	486	487	487
187191386.SRDLC, 30.99%, 3/14/2027 (a)(n)(r)	Lending Club	3/16/2022	10,721	10,860	7,649
187192260.SRDLC, 25.49%, 3/14/2025 (a)(r)	Lending Club	3/16/2022	846	848	850
187194642.SRDLC, 28.99%, 3/17/2025 (a)(n)(r)	Lending Club	3/16/2022	1,368	1,386	509
187196077.SRDLC, 28.99%, 3/17/2027 (a)(n)(r)	Lending Club	3/16/2022	3,759	3,808	384
187196888.SRDLC, 13.99%, 3/14/2025 (a)(n)(r)	Lending Club	3/16/2022	5,003	5,069	511
187199260.SRDLC, 5.00%, 3/14/2028 (a)(n)(r)	Lending Club	3/16/2022	3,758	3,797	3,960
187202884.SRDLC, 23.99%, 3/21/2027 (a)(r)	Lending Club	3/23/2022	2,220	2,220	2,243
187207505.SRDLC, 30.99%, 3/17/2026 (a)(r)	Lending Club	3/16/2022	8,340	8,393	8,639
187208713.SRDLC, 29.24%, 3/20/2026 (a)(r)	Lending Club	3/21/2022	2,345	2,358	2,435
187212490.SRDLC, 28.99%, 7/14/2025 (a)(r)	Lending Club	3/16/2022	1,019	1,030	1,020
187214657.SRDLC, 30.99%, 3/28/2027 (a)(n)(r)	Lending Club	3/23/2022	4,678	4,739	478
187216699.SRDLC, 19.49%, 3/14/2025 (a)(n)(r)	Lending Club	3/16/2022	641	650	513
187219910.SRDLC, 17.99%, 3/18/2025 (a)(r)	Lending Club	3/22/2022	512	513	512
187220895.SRDLC, 16.99%, 3/1/2025 (a)(r)	Lending Club	3/16/2022	646	648	642
187225907.SRDLC, 24.99%, 3/15/2027 (a)(n)(r)	Lending Club	3/17/2022	4,898	4,962	501
187227077.SRDLC, 17.99%, 3/15/2025 (a)(n)(r)	Lending Club	3/16/2022	5,799	5,875	593
187227226.SRDLC, 28.99%, 3/14/2025 (a)(r)	Lending Club	3/16/2022	195	195	195
187228160.SRDLC, 26.49%, 3/17/2025 (a)(n)(r)	Lending Club	3/21/2022	2,458	2,490	251
187228476.SRDLC, 30.99%, 5/20/2026 (a)(n)(r)	Lending Club	3/16/2022	12,458	12,620	1,273
187229868.SRDLC, 29.99%, 3/21/2025 (a)(n)(r)	Lending Club	3/16/2022	4,029	4,081	412
187230381.SRDLC, 13.99%, 3/17/2025 (a)(r)	Lending Club	3/16/2022	837	839	835
187230799.SRDLC, 14.24%, 3/25/2025 (a)(n)(r)	Lending Club	3/17/2022	639	640	638
187232276.SRDLC, 28.99%, 3/14/2025 (a)(n)(r)	Lending Club	3/16/2022	1,444	1,463	148
187232739.SRDLC, 30.49%, 3/15/2027 (a)(r)	Lending Club	3/17/2022	5,315	5,359	5,622
187238400.SRDLC, 17.99%, 3/14/2025 (a)(r)	Lending Club	3/16/2022	1,210	1,212	1,207
187242298.SRDLC, 28.99%, 3/15/2025 (a)(r)	Lending Club	3/17/2022	877	879	879
187242328.SRDLC, 17.99%, 3/15/2025 (a)(r)	Lending Club	3/17/2022	1,426	1,428	1,423
187243100.SRDLC, 18.49%, 3/15/2026 (a)(r)	Lending Club	3/17/2022	2,641	2,656	2,626
187244325.SRDLC, 22.49%, 3/15/2025 (a)(n)(r)	Lending Club	3/17/2022	6,476	6,560	662
187256106.SRDLC, 30.99%, 3/27/2027 (a)(r)	Lending Club	3/18/2022	6,180	6,237	6,591
187258824.SRDLC, 28.99%, 4/4/2025 (a)(n)(r)	Lending Club	4/06/2022	1,376	1,393	1,100
187259128.SRDLC, 30.99%, 3/18/2025 (a)(r)	Lending Club	3/17/2022	202	202	203
187265375.SRDLC, 22.99%, 3/25/2025 (a)(n)(r)	Lending Club	3/17/2022	2,270	2,285	2,289
187266158.SRDLC, 17.99%, 3/15/2025 (a)(r)	Lending Club	3/17/2022	692	693	690
187272493.SRDLC, 13.99%, 4/8/2025 (a)(r)	Lending Club	4/06/2022	1,387	1,390	1,374
187273036.SRDLC, 28.49%, 4/15/2027 (a)(n)(r)	Lending Club	4/06/2022	8,987	9,104	918
187274598.SRDLC, 19.49%, 4/6/2026 (a)(r)	Lending Club	3/17/2022	4,866	4,923	4,911
187278011.SRDLC, 30.99%, 3/15/2027 (a)(r)	Lending Club	3/17/2022	8,005	8,073	8,476
187278656.SRDLC, 26.24%, 3/15/2026 (a)(n)(r)	Lending Club	3/17/2022	23,931	24,242	2,446

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

40	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
187280200.SRDLC, 5.00%, 3/30/2026 (a)(r)	Lending Club	3/17/2022	$2,146	$2,146	$2,167
187283205.SRDLC, 26.24%, 3/18/2025 (a)(r)	Lending Club	3/22/2022	796	798	802
187285539.SRDLC, 30.99%, 3/22/2027 (a)(n)(r)	Lending Club	3/17/2022	3,554	3,600	1,038
187296926.SRDLC, 18.99%, 3/16/2027 (a)(n)(r)	Lending Club	3/18/2022	6,105	6,185	624
187297380.SRDLC, 8.49%, 4/4/2025 (a)(n)(r)	Lending Club	4/06/2022	3,575	3,575	3,546
187297824.SRDLC, 20.99%, 3/21/2025 (a)(r)	Lending Club	3/23/2022	1,408	1,414	1,408
187298430.SRDLC, 30.99%, 3/29/2027 (a)(r)	Lending Club	3/31/2022	6,417	6,489	6,752
187298940.SRDLC, 27.99%, 3/18/2025 (a)(n)(r)	Lending Club	3/22/2022	3,210	3,251	328
187299086.SRDLC, 20.99%, 3/18/2025 (a)(r)	Lending Club	3/22/2022	894	896	894
187299402.SRDLC, 20.49%, 3/16/2027 (a)(r)	Lending Club	3/18/2022	939	946	935
187299766.SRDLC, 18.99%, 3/16/2027 (a)(r)	Lending Club	3/18/2022	5,720	5,763	5,844
187300111.SRDLC, 30.99%, 4/4/2027 (a)(n)(r)	Lending Club	4/06/2022	7,261	7,356	656
187301254.SRDLC, 26.24%, 3/21/2025 (a)(r)	Lending Club	3/23/2022	568	570	573
187304207.SRDLC, 30.99%, 4/4/2025 (a)(r)	Lending Club	3/30/2022	988	990	981
187305059.SRDLC, 14.24%, 3/21/2025 (a)(n)(r)	Lending Club	3/23/2022	4,403	4,460	450
187313739.SRDLC, 18.99%, 3/17/2025 (a)(r)	Lending Club	3/21/2022	1,591	1,594	1,588
187315282.SRDLC, 30.99%, 3/24/2027 (a)(n)(r)	Lending Club	3/28/2022	13,337	13,511	1,363
187317167.SRDLC, 17.99%, 3/25/2025 (a)(n)(r)	Lending Club	3/18/2022	334	334	334
187317328.SRDLC, 23.49%, 3/21/2027 (a)(r)	Lending Club	3/23/2022	4,879	4,918	5,100
187320803.SRDLC, 30.99%, 3/16/2027 (a)(r)	Lending Club	3/18/2022	3,335	3,363	3,533
187324350.SRDLC, 25.99%, 3/16/2025 (a)(r)	Lending Club	3/18/2022	816	819	820
187324593.SRDLC, 17.99%, 8/13/2025 (a)(n)(r)	Lending Club	4/06/2022	5,508	5,579	730
187326098.SRDLC, 17.99%, 6/16/2025 (a)(n)(r)	Lending Club	3/18/2022	4,290	4,327	4,266
187326921.SRDLC, 23.99%, 4/20/2025 (a)(r)	Lending Club	4/07/2022	2,363	2,369	2,370
187331199.SRDLC, 24.99%, 3/18/2025 (a)(r)	Lending Club	3/22/2022	1,346	1,349	1,355
187332393.SRDLC, 22.49%, 3/16/2026 (a)(r)	Lending Club	3/18/2022	2,294	2,308	2,326
187332662.SRDLC, 26.49%, 3/16/2025 (a)(r)	Lending Club	3/18/2022	761	763	764
187333328.SRDLC, 15.99%, 3/18/2025 (a)(n)(r)	Lending Club	3/22/2022	6,043	6,122	618
187337172.SRDLC, 30.99%, 3/16/2027 (a)(r)	Lending Club	3/18/2022	10,017	10,085	10,597
187337889.SRDLC, 28.99%, 10/17/2025 (a)(n)(r)	Lending Club	3/21/2022	2,685	2,720	2,680
187344458.SRDLC, 23.49%, 3/17/2027 (a)(r)	Lending Club	3/21/2022	13,710	13,804	14,195
187345282.SRDLC, 23.99%, 3/22/2025 (a)(r)	Lending Club	3/24/2022	4,576	4,586	4,619
187348658.SRDLC, 25.49%, 3/17/2025 (a)(r)	Lending Club	3/21/2022	820	822	824
187349522.SRDLC, 30.99%, 4/3/2025 (a)(r)	Lending Club	4/01/2022	1,013	1,013	998
187354823.SRDLC, 30.99%, 3/24/2027 (a)(r)	Lending Club	3/28/2022	3,335	3,364	3,553
187356072.SRDLC, 24.99%, 3/31/2025 (a)(r)	Lending Club	3/21/2022	1,222	1,226	1,229
187356525.SRDLC, 30.49%, 3/24/2026 (a)(r)	Lending Club	3/21/2022	759	764	791
187361064.SRDLC, 18.49%, 3/21/2027 (a)(r)	Lending Club	3/21/2022	3,001	3,022	2,922
187363680.SRDLC, 17.99%, 3/17/2025 (a)(n)(r)	Lending Club	3/21/2022	542	549	55
187365303.SRDLC, 20.49%, 3/17/2025 (a)(n)(r)	Lending Club	3/21/2022	543	544	542
187366874.SRDLC, 30.99%, 3/5/2025 (a)(n)(r)	Lending Club	3/21/2022	1,260	1,276	435
187369277.SRDLC, 19.49%, 4/3/2025 (a)(n)(r)	Lending Club	3/21/2022	439	440	435
187375311.SRDLC, 19.49%, 4/5/2026 (a)(r)	Lending Club	4/07/2022	5,609	5,642	5,636
187382263.SRDLC, 30.99%, 3/4/2025 (a)(n)(r)	Lending Club	3/21/2022	3,994	4,046	408
187382692.SRDLC, 18.99%, 3/17/2025 (a)(r)	Lending Club	3/21/2022	1,234	1,236	1,231
187386845.SRDLC, 30.99%, 4/5/2027 (a)(n)(r)	Lending Club	3/23/2022	166	168	17
187398247.SRDLC, 28.99%, 8/21/2025 (a)(n)(r)	Lending Club	3/23/2022	973	986	174
187401895.SRDLC, 20.49%, 3/22/2025 (a)(n)(r)	Lending Club	3/22/2022	3,544	3,587	3,541
187402002.SRDLC, 23.99%, 3/18/2025 (a)(r)	Lending Club	3/22/2022	891	893	895
187404590.SRDLC, 23.99%, 3/25/2027 (a)(r)	Lending Club	3/22/2022	6,337	6,388	6,615
187407657.SRDLC, 23.49%, 3/18/2026 (a)(n)(r)	Lending Club	3/22/2022	10,328	10,463	1,056
187419334.SRDLC, 30.99%, 3/30/2027 (a)(r)	Lending Club	4/01/2022	3,387	3,427	3,573

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	41

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
187419808.SRDLC, 28.99%, 3/21/2025 (a)(r)	Lending Club	3/23/2022	$779	$781	$783
187427964.SRDLC, 30.99%, 12/31/2027 (a)(n)(r)	Lending Club	3/24/2022	12,931	13,099	1,322
187429515.SRDLC, 22.49%, 11/28/2025 (a)(n)(r)	Lending Club	3/23/2022	2,734	2,768	279
187430493.SRDLC, 28.49%, 4/4/2025 (a)(r)	Lending Club	4/06/2022	817	819	811
187435110.SRDLC, 17.49%, 3/21/2025 (a)(r)	Lending Club	3/23/2022	172	172	172
187435569.SRDLC, 30.99%, 3/22/2027 (a)(n)(r)	Lending Club	3/23/2022	15,301	15,499	1,564
187437735.SRDLC, 28.99%, 4/5/2025 (a)(n)(r)	Lending Club	3/23/2022	304	308	31
187441218.SRDLC, 13.99%, 3/21/2025 (a)(r)	Lending Club	3/23/2022	1,320	1,322	1,320
187441544.SRDLC, 30.99%, 1/21/2026 (a)(n)(r)	Lending Club	3/23/2022	4,717	4,778	482
187442318.SRDLC, 17.99%, 3/2/2025 (a)(n)(r)	Lending Club	3/23/2022	2,142	2,146	2,123
187444837.SRDLC, 30.99%, 3/28/2027 (a)(n)(r)	Lending Club	3/23/2022	5,100	5,166	521
187445072.SRDLC, 18.49%, 3/31/2025 (a)(r)	Lending Club	3/23/2022	545	546	540
187447300.SRDLC, 30.49%, 4/1/2027 (a)(n)(r)	Lending Club	3/23/2022	5,503	5,575	562
187447743.SRDLC, 30.99%, 3/21/2027 (a)(r)	Lending Club	3/23/2022	6,670	6,727	7,092
187447912.SRDLC, 30.99%, 3/28/2027 (a)(r)	Lending Club	3/30/2022	9,932	10,012	10,606
187448298.SRDLC, 30.99%, 8/22/2025 (a)(r)	Lending Club	3/24/2022	1,795	1,806	1,803
187449396.SRDLC, 18.99%, 3/22/2027 (a)(r)	Lending Club	3/24/2022	9,591	9,664	9,821
187452870.SRDLC, 21.49%, 4/5/2027 (a)(r)	Lending Club	4/07/2022	4,159	4,177	4,180
187453785.SRDLC, 25.49%, 3/21/2027 (a)(n)(r)	Lending Club	3/23/2022	16,535	16,750	1,690
187454106.SRDLC, 22.74%, 3/28/2025 (a)(r)	Lending Club	3/23/2022	891	893	900
187454945.SRDLC, 22.99%, 3/21/2025 (a)(r)	Lending Club	3/23/2022	1,371	1,374	1,384
187456488.SRDLC, 15.00%, 9/3/2027 (a)(n)(r)	Lending Club	3/23/2022	7,578	7,672	7,815
187457770.SRDLC, 22.99%, 3/21/2025 (a)(r)	Lending Club	3/23/2022	585	586	590
187465329.SRDLC, 16.99%, 3/21/2027 (a)(n)(r)	Lending Club	3/23/2022	9,125	9,243	933
187467259.SRDLC, 17.99%, 3/23/2025 (a)(r)	Lending Club	3/23/2022	1,147	1,149	1,145
187470501.SRDLC, 25.49%, 3/21/2027 (a)(r)	Lending Club	3/23/2022	6,368	6,420	6,654
187480898.SRDLC, 30.49%, 3/21/2026 (a)(r)	Lending Club	3/23/2022	9,925	9,984	10,308
187481988.SRDLC, 22.99%, 3/21/2025 (a)(n)(r)	Lending Club	3/23/2022	5,196	5,264	531
187487027.SRDLC, 21.99%, 3/21/2025 (a)(r)	Lending Club	3/23/2022	2,195	2,222	2,194
187488781.SRDLC, 22.49%, 9/21/2025 (a)(n)(r)	Lending Club	3/23/2022	3,183	3,225	325
187489246.SRDLC, 24.49%, 3/24/2027 (a)(r)	Lending Club	3/23/2022	4,196	4,230	4,387
187493017.SRDLC, 30.99%, 6/22/2028 (a)(n)(r)	Lending Club	3/24/2022	8,528	8,639	1,704
187493907.SRDLC, 24.99%, 3/21/2025 (a)(n)(r)	Lending Club	3/23/2022	1,157	1,172	118
187495095.SRDLC, 18.99%, 3/21/2025 (a)(r)	Lending Club	3/23/2022	979	981	981
187495162.SRDLC, 21.99%, 3/21/2026 (a)(r)	Lending Club	3/23/2022	1,369	1,377	1,391
187496148.SRDLC, 20.49%, 3/21/2025 (a)(r)	Lending Club	3/23/2022	293	294	294
187499615.SRDLC, 17.49%, 3/21/2025 (a)(n)(r)	Lending Club	3/23/2022	2,154	2,182	442
187504263.SRDLC, 18.99%, 4/19/2027 (a)(r)	Lending Club	4/06/2022	4,522	4,558	4,559
187507529.SRDLC, 19.99%, 3/30/2025 (a)(r)	Lending Club	4/01/2022	583	584	585
187510418.SRDLC, 30.99%, 4/4/2027 (a)(n)(r)	Lending Club	3/30/2022	10,391	10,485	10,912
187511213.SRDLC, 26.49%, 3/24/2025 (a)(r)	Lending Club	3/28/2022	1,235	1,238	1,248
187512182.SRDLC, 25.49%, 3/28/2027 (a)(r)	Lending Club	3/24/2022	6,176	6,217	6,456
187515864.SRDLC, 13.99%, 4/1/2025 (a)(n)(r)	Lending Club	3/24/2022	1,489	1,492	1,476
187515959.SRDLC, 22.99%, 3/22/2025 (a)(r)	Lending Club	3/24/2022	371	374	374
187515980.SRDLC, 24.99%, 3/24/2027 (a)(r)	Lending Club	3/28/2022	6,340	6,392	6,636
187516507.SRDLC, 6.99%, 4/15/2025 (a)(r)	Lending Club	4/08/2022	4,017	4,017	3,973
187518043.SRDLC, 29.74%, 3/22/2025 (a)(r)	Lending Club	3/24/2022	944	946	950
187518225.SRDLC, 20.49%, 3/23/2027 (a)(n)(r)	Lending Club	3/25/2022	4,178	4,233	427
187518895.SRDLC, 22.49%, 3/23/2027 (a)(r)	Lending Club	3/25/2022	5,206	5,247	5,331
187519245.SRDLC, 30.49%, 3/2/2028 (a)(n)(r)	Lending Club	3/25/2022	8,891	9,006	909
187523529.SRDLC, 30.49%, 4/15/2027 (a)(r)	Lending Club	4/07/2022	7,526	7,616	7,816
187526342.SRDLC, 19.49%, 4/5/2025 (a)(r)	Lending Club	4/07/2022	1,509	1,513	1,493

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

42	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
187526379.SRDLC, 5.99%, 4/15/2025 (a)(r)	Lending Club	4/13/2022	$7,205	$7,205	$7,127
187528155.SRDLC, 23.99%, 5/23/2025 (a)(n)(r)	Lending Club	4/29/2022	3,488	3,488	3,420
187529725.SRDLC, 28.99%, 9/22/2025 (a)(r)	Lending Club	3/24/2022	7,734	7,787	7,762
187530390.SRDLC, 28.99%, 3/22/2025 (a)(r)	Lending Club	3/24/2022	585	586	589
187531570.SRDLC, 25.49%, 3/22/2025 (a)(r)	Lending Club	3/24/2022	1,475	1,478	1,485
187532223.SRDLC, 22.49%, 3/22/2027 (a)(r)	Lending Club	3/24/2022	4,316	4,341	4,417
187534180.SRDLC, 5.59%, 4/3/2025 (a)(n)(r)	Lending Club	4/14/2022	74	74	8
187540531.SRDLC, 22.99%, 3/23/2025 (a)(r)	Lending Club	3/24/2022	1,836	1,840	1,849
187542274.SRDLC, 30.49%, 3/22/2027 (a)(n)(r)	Lending Club	3/24/2022	7,417	7,513	758
187542436.SRDLC, 30.49%, 3/24/2027 (a)(n)(r)	Lending Club	3/28/2022	7,097	7,189	1,437
187543108.SRDLC, 23.99%, 3/23/2027 (a)(n)(r)	Lending Club	3/25/2022	9,870	9,998	2,655
187547112.SRDLC, 23.49%, 4/1/2027 (a)(n)(r)	Lending Club	3/25/2022	4,136	4,190	423
187547337.SRDLC, 19.49%, 3/30/2025 (a)(n)(r)	Lending Club	4/01/2022	1,793	1,816	183
187547558.SRDLC, 30.99%, 3/25/2027 (a)(r)	Lending Club	3/29/2022	3,343	3,343	3,560
187547644.SRDLC, 27.79%, 8/17/2025 (a)(n)(r)	Lending Club	4/11/2022	16,310	16,310	1,667
187547926.SRDLC, 19.49%, 3/25/2025 (a)(r)	Lending Club	3/29/2022	879	881	882
187548600.SRDLC, 30.49%, 4/9/2027 (a)(n)(r)	Lending Club	3/28/2022	4,083	4,136	1,130
187548640.SRDLC, 19.49%, 3/24/2027 (a)(r)	Lending Club	3/28/2022	5,185	5,225	5,308
187551152.SRDLC, 30.99%, 8/22/2027 (a)(r)	Lending Club	3/24/2022	5,097	5,115	5,398
187552397.SRDLC, 24.99%, 3/23/2025 (a)(r)	Lending Club	3/25/2022	1,402	1,405	1,416
187552772.SRDLC, 22.74%, 3/31/2025 (a)(r)	Lending Club	3/28/2022	1,138	1,141	1,132
187562521.SRDLC, 30.99%, 3/28/2025 (a)(r)	Lending Club	3/30/2022	2,996	2,999	3,022
187566077.SRDLC, 29.49%, 4/2/2026 (a)(n)(r)	Lending Club	4/08/2022	5,526	5,598	1,451
187566191.SRDLC, 30.99%, 4/6/2027 (a)(r)	Lending Club	4/08/2022	3,414	3,453	3,535
187568029.SRDLC, 30.99%, 3/25/2027 (a)(n)(r)	Lending Club	3/25/2022	10,631	10,769	11,327
187569851.SRDLC, 23.49%, 8/29/2027 (a)(r)	Lending Club	4/01/2022	10,512	10,634	10,750
187571871.SRDLC, 7.49%, 4/22/2027 (a)(r)	Lending Club	4/20/2022	1,259	1,259	1,230
187573654.SRDLC, 9.59%, 4/16/2025 (a)(r)	Lending Club	4/14/2022	4,752	4,752	4,702
187575336.SRDLC, 23.49%, 3/23/2027 (a)(n)(r)	Lending Club	3/25/2022	8,500	8,610	869
187576025.SRDLC, 30.99%, 9/30/2027 (a)(r)	Lending Club	4/01/2022	9,007	9,099	9,440
187581030.SRDLC, 30.99%, 3/26/2027 (a)(n)(r)	Lending Club	3/25/2022	9,315	9,436	—
187583199.SRDLC, 30.49%, 3/29/2027 (a)(n)(r)	Lending Club	3/31/2022	8,998	9,115	920
187583216.SRDLC, 25.99%, 4/17/2027 (a)(n)(r)	Lending Club	4/14/2022	9,796	9,796	1,001
187587017.SRDLC, 26.49%, 3/15/2025 (a)(n)(r)	Lending Club	3/31/2022	1,711	1,715	1,711
187587643.SRDLC, 27.99%, 3/23/2025 (a)(r)	Lending Club	3/25/2022	2,382	2,386	2,396
187592785.SRDLC, 30.99%, 3/24/2027 (a)(r)	Lending Club	3/28/2022	6,670	6,728	7,107
187593124.SRDLC, 17.99%, 3/23/2025 (a)(r)	Lending Club	3/25/2022	778	779	778
187593444.SRDLC, 23.99%, 4/13/2027 (a)(n)(r)	Lending Club	4/15/2022	11,627	11,627	1,188
187593665.SRDLC, 21.49%, 3/24/2026 (a)(r)	Lending Club	3/28/2022	2,957	2,974	3,001
187594268.SRDLC, 22.49%, 3/23/2025 (a)(r)	Lending Club	3/25/2022	191	191	191
187595700.SRDLC, 21.49%, 3/23/2025 (a)(r)	Lending Club	3/25/2022	899	901	901
187596231.SRDLC, 24.99%, 6/28/2025 (a)(r)	Lending Club	3/30/2022	1,780	1,794	1,802
187597607.SRDLC, 30.99%, 3/31/2027 (a)(n)(r)	Lending Club	4/04/2022	16,751	16,969	874
187606448.SRDLC, 30.99%, 3/24/2027 (a)(n)(r)	Lending Club	3/28/2022	13,158	13,330	1,345
187609294.SRDLC, 16.49%, 3/24/2025 (a)(r)	Lending Club	3/28/2022	510	511	510
187611557.SRDLC, 26.99%, 3/24/2025 (a)(r)	Lending Club	3/28/2022	573	574	577
187616322.SRDLC, 9.99%, 4/7/2027 (a)(n)(r)	Lending Club	4/06/2022	8,342	8,342	8,122
187618422.SRDLC, 30.99%, 4/4/2027 (a)(n)(r)	Lending Club	4/06/2022	3,326	3,369	340
187620736.SRDLC, 30.99%, 3/24/2027 (a)(n)(r)	Lending Club	3/28/2022	6,973	7,064	2,047
187621898.SRDLC, 23.99%, 4/28/2027 (a)(n)(r)	Lending Club	4/15/2022	22,465	22,465	2,296
187624729.SRDLC, 30.99%, 3/5/2025 (a)(n)(r)	Lending Club	3/28/2022	1,055	1,058	1,050
187625273.SRDLC, 27.49%, 3/24/2027 (a)(r)	Lending Club	3/28/2022	3,888	3,920	4,144

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	43

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
187626903.SRDLC, 23.99%, 4/3/2027 (a)(r)	Lending Club	3/29/2022	$10,982	$11,072	$11,291
187629164.SRDLC, 30.49%, 3/15/2027 (a)(n)(r)	Lending Club	3/29/2022	6,703	6,790	4,793
187637005.SRDLC, 16.99%, 3/28/2025 (a)(n)(r)	Lending Club	3/30/2022	1,285	1,292	1,286
187638238.SRDLC, 30.99%, 3/15/2025 (a)(n)(r)	Lending Club	3/29/2022	1,733	1,756	177
187641240.SRDLC, 26.24%, 3/24/2025 (a)(r)	Lending Club	3/28/2022	568	570	574
187642052.SRDLC, 30.99%, 3/31/2027 (a)(r)	Lending Club	3/30/2022	3,356	3,385	3,593
187643783.SRDLC, 15.19%, 4/15/2025 (a)(n)(r)	Lending Club	4/19/2022	3,454	3,454	353
187646172.SRDLC, 28.49%, 3/28/2025 (a)(n)(r)	Lending Club	3/30/2022	2,725	2,760	278
187646351.SRDLC, 30.99%, 3/29/2026 (a)(r)	Lending Club	3/31/2022	597	601	621
187649484.SRDLC, 23.99%, 3/1/2025 (a)(r)	Lending Club	3/30/2022	530	530	528
187653936.SRDLC, 30.99%, 4/10/2025 (a)(r)	Lending Club	4/07/2022	1,361	1,364	1,355
187657079.SRDLC, 30.49%, 3/30/2027 (a)(n)(r)	Lending Club	3/30/2022	3,696	3,744	378
187660527.SRDLC, 30.99%, 4/10/2027 (a)(n)(r)	Lending Club	4/06/2022	7,240	7,334	740
187664282.SRDLC, 17.99%, 3/28/2025 (a)(r)	Lending Club	3/30/2022	618	620	620
187666286.SRDLC, 7.49%, 4/12/2025 (a)(r)	Lending Club	4/14/2022	1,096	1,096	1,084
187670344.SRDLC, 30.99%, 3/25/2025 (a)(r)	Lending Club	3/29/2022	423	428	426
187671142.SRDLC, 20.99%, 4/4/2027 (a)(r)	Lending Club	4/06/2022	6,150	6,198	6,193
187672826.SRDLC, 30.99%, 3/30/2027 (a)(r)	Lending Club	4/01/2022	9,604	9,695	10,140
187678597.SRDLC, 28.49%, 3/30/2025 (a)(r)	Lending Club	4/01/2022	970	972	978
187681770.SRDLC, 22.99%, 3/28/2025 (a)(r)	Lending Club	3/30/2022	272	273	276
187683385.SRDLC, 19.49%, 3/28/2027 (a)(r)	Lending Club	3/30/2022	7,228	7,284	7,418
187683952.SRDLC, 30.49%, 4/4/2025 (a)(r)	Lending Club	4/06/2022	1,175	1,178	1,165
187684046.SRDLC, 25.99%, 4/4/2027 (a)(r)	Lending Club	4/06/2022	3,277	3,304	3,354
187684901.SRDLC, 17.49%, 4/19/2025 (a)(r)	Lending Club	4/06/2022	1,824	1,829	1,812
187687190.SRDLC, 30.99%, 3/31/2025 (a)(n)(r)	Lending Club	3/30/2022	10,797	10,937	1,103
187688454.SRDLC, 13.99%, 3/28/2025 (a)(r)	Lending Club	3/30/2022	825	827	827
187689256.SRDLC, 23.49%, 3/28/2027 (a)(r)	Lending Club	3/30/2022	3,127	3,153	3,280
187691527.SRDLC, 16.99%, 3/28/2027 (a)(n)(r)	Lending Club	3/30/2022	4,366	4,422	446
187692276.SRDLC, 5.00%, 3/31/2028 (a)(n)(r)	Lending Club	3/30/2022	8,987	9,104	2,644
187693942.SRDLC, 16.49%, 3/28/2025 (a)(r)	Lending Club	3/30/2022	595	596	596
187698352.SRDLC, 28.99%, 3/29/2025 (a)(r)	Lending Club	3/31/2022	351	351	353
187698781.SRDLC, 15.49%, 3/2/2025 (a)(r)	Lending Club	3/30/2022	2,022	2,026	2,005
187699788.SRDLC, 23.99%, 3/28/2027 (a)(n)(r)	Lending Club	3/30/2022	22,312	22,602	3,994
187700256.SRDLC, 20.49%, 4/4/2025 (a)(r)	Lending Club	4/06/2022	1,016	1,018	1,007
187701388.SRDLC, 28.49%, 3/22/2027 (a)(r)	Lending Club	3/30/2022	5,581	5,612	5,938
187701762.SRDLC, 30.99%, 3/28/2027 (a)(n)(r)	Lending Club	3/30/2022	7,255	7,349	741
187705680.SRDLC, 28.99%, 3/28/2025 (a)(r)	Lending Club	3/30/2022	880	885	888
187708178.SRDLC, 30.49%, 4/3/2025 (a)(r)	Lending Club	3/30/2022	737	739	732
187708340.SRDLC, 30.99%, 5/15/2028 (a)(n)(r)	Lending Club	4/13/2022	9,154	9,273	1,237
187709072.SRDLC, 30.99%, 10/15/2027 (a)(n)(r)	Lending Club	4/06/2022	7,558	7,656	772
187711920.SRDLC, 28.99%, 3/28/2025 (a)(r)	Lending Club	3/30/2022	585	586	591
187711960.SRDLC, 21.49%, 3/30/2027 (a)(r)	Lending Club	3/30/2022	4,923	4,943	5,043
187712696.SRDLC, 28.99%, 7/28/2025 (a)(n)(r)	Lending Club	3/30/2022	1,818	1,842	597
187715822.SRDLC, 15.00%, 7/28/2027 (a)(r)	Lending Club	3/30/2022	11,010	11,145	11,550
187716768.SRDLC, 28.49%, 3/29/2025 (a)(r)	Lending Club	3/31/2022	253	254	255
187717342.SRDLC, 15.99%, 3/28/2025 (a)(r)	Lending Club	3/30/2022	844	846	846
187720227.SRDLC, 30.99%, 3/28/2026 (a)(n)(r)	Lending Club	3/30/2022	1,251	1,259	1,311
187721287.SRDLC, 14.04%, 3/9/2026 (a)(r)	Lending Club	3/30/2022	1,400	1,407	1,390
187721323.SRDLC, 21.74%, 9/15/2027 (a)(n)(r)	Lending Club	3/30/2022	3,637	3,685	650
187726884.SRDLC, 23.49%, 3/28/2027 (a)(n)(r)	Lending Club	3/30/2022	4,199	4,254	429
187727906.SRDLC, 29.74%, 7/28/2025 (a)(n)(r)	Lending Club	3/30/2022	1,516	1,536	506
187729933.SRDLC, 30.99%, 4/4/2027 (a)(r)	Lending Club	4/06/2022	3,412	3,441	3,536

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

44	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
187730016.SRDLC, 26.49%, 3/31/2025 (a)(r)	Lending Club	3/30/2022	$343	$344	$347
187730103.SRDLC, 30.99%, 3/28/2025 (a)(r)	Lending Club	3/30/2022	1,395	1,398	1,410
187732651.SRDLC, 17.99%, 8/28/2025 (a)(r)	Lending Club	3/30/2022	3,940	3,962	3,916
187734013.SRDLC, 24.99%, 3/28/2025 (a)(r)	Lending Club	3/30/2022	133	133	134
187734606.SRDLC, 30.99%, 3/28/2027 (a)(r)	Lending Club	3/30/2022	3,336	3,361	3,559
187734741.SRDLC, 22.99%, 3/28/2025 (a)(r)	Lending Club	3/30/2022	480	481	483
187737195.SRDLC, 28.99%, 9/28/2025 (a)(n)(r)	Lending Club	3/30/2022	946	958	207
187737593.SRDLC, 28.99%, 3/28/2025 (a)(r)	Lending Club	3/30/2022	976	978	984
187738813.SRDLC, 18.99%, 8/31/2027 (a)(n)(r)	Lending Club	3/30/2022	10,712	10,807	10,864
187740151.SRDLC, 22.74%, 3/28/2025 (a)(r)	Lending Club	3/30/2022	584	585	591
187740881.SRDLC, 22.49%, 3/28/2025 (a)(r)	Lending Club	3/30/2022	1,091	1,094	1,096
187741210.SRDLC, 30.99%, 3/28/2025 (a)(n)(r)	Lending Club	3/30/2022	3,548	3,551	3,579
187743339.SRDLC, 14.49%, 3/18/2025 (a)(r)	Lending Club	3/30/2022	684	685	682
187744064.SRDLC, 18.99%, 3/28/2025 (a)(n)(r)	Lending Club	3/30/2022	3,331	3,339	3,343
187744547.SRDLC, 28.49%, 3/28/2025 (a)(r)	Lending Club	3/30/2022	291	292	294
187744622.SRDLC, 20.49%, 3/15/2025 (a)(n)(r)	Lending Club	3/30/2022	4,105	4,159	420
187746983.SRDLC, 23.99%, 3/31/2025 (a)(r)	Lending Club	3/30/2022	751	753	758
187749050.SRDLC, 30.99%, 9/28/2027 (a)(n)(r)	Lending Club	3/30/2022	4,614	4,673	4,890
187749843.SRDLC, 25.99%, 7/31/2025 (a)(n)(r)	Lending Club	3/30/2022	11,637	11,788	2,083
187751211.SRDLC, 30.99%, 3/28/2027 (a)(n)(r)	Lending Club	3/30/2022	223	226	23
187751530.SRDLC, 18.49%, 10/4/2027 (a)(n)(r)	Lending Club	4/06/2022	3,456	3,496	3,256
187752645.SRDLC, 26.99%, 3/28/2024 (a)(n)(r)(s)	Lending Club	3/30/2022	2,623	2,658	268
187754067.SRDLC, 17.49%, 3/28/2026 (a)(n)(r)	Lending Club	3/30/2022	2,292	2,292	2,286
187755875.SRDLC, 17.49%, 3/28/2025 (a)(n)(r)	Lending Club	3/30/2022	970	189	174
187758892.SRDLC, 20.49%, 3/29/2025 (a)(r)	Lending Club	3/31/2022	1,778	1,782	1,783
187760320.SRDLC, 27.49%, 3/1/2027 (a)(n)(r)	Lending Club	3/30/2022	8,006	8,073	8,386
187762428.SRDLC, 30.49%, 4/20/2027 (a)(r)	Lending Club	4/07/2022	5,030	5,077	5,227
187763202.SRDLC, 22.99%, 3/28/2025 (a)(r)	Lending Club	3/30/2022	1,280	1,283	1,296
187764071.SRDLC, 19.49%, 3/30/2025 (a)(r)	Lending Club	4/01/2022	843	845	846
187764471.SRDLC, 22.49%, 5/13/2025 (a)(r)	Lending Club	4/14/2022	5,414	5,429	5,373
187764798.SRDLC, 22.99%, 3/29/2025 (a)(n)(r)	Lending Club	3/31/2022	2,010	2,036	634
187765326.SRDLC, 30.99%, 3/28/2027 (a)(n)(r)	Lending Club	3/30/2022	5,288	5,357	540
187765977.SRDLC, 19.49%, 4/15/2027 (a)(r)	Lending Club	4/01/2022	6,315	6,365	6,355
187766134.SRDLC, 24.99%, 3/28/2027 (a)(r)	Lending Club	3/30/2022	8,244	8,309	8,613
187767443.SRDLC, 30.99%, 10/29/2027 (a)(n)(r)	Lending Club	3/31/2022	6,149	6,229	6,403
187768851.SRDLC, 22.99%, 10/5/2025 (a)(n)(r)	Lending Club	4/01/2022	3,524	3,543	3,474
187770730.SRDLC, 10.00%, 7/30/2025 (a)(r)	Lending Club	4/01/2022	1,305	1,320	1,239
187770978.SRDLC, 30.49%, 3/30/2025 (a)(n)(r)	Lending Club	4/01/2022	2,919	2,957	298
187771530.SRDLC, 15.99%, 12/18/2025 (a)(r)	Lending Club	4/08/2022	8,107	8,203	7,940
187771765.SRDLC, 30.99%, 3/20/2025 (a)(r)	Lending Club	4/01/2022	271	272	272
187773011.SRDLC, 13.19%, 4/4/2027 (a)(r)	Lending Club	4/06/2022	14,531	14,531	14,403
187776367.SRDLC, 22.74%, 3/30/2025 (a)(n)(r)	Lending Club	4/01/2022	2,565	2,598	262
187777756.SRDLC, 30.99%, 3/12/2027 (a)(n)(r)	Lending Club	4/01/2022	3,887	3,937	379
187778653.SRDLC, 30.99%, 3/30/2025 (a)(n)(r)	Lending Club	4/01/2022	338	342	35
187779942.SRDLC, 30.99%, 8/30/2025 (a)(n)(r)	Lending Club	4/01/2022	2,409	2,440	246
187780746.SRDLC, 21.49%, 3/30/2027 (a)(r)	Lending Club	4/01/2022	4,821	4,871	4,901
187781026.SRDLC, 17.99%, 3/30/2025 (a)(r)	Lending Club	4/01/2022	864	866	865
187781877.SRDLC, 15.99%, 4/5/2025 (a)(r)	Lending Club	4/07/2022	403	404	399
187782545.SRDLC, 16.99%, 3/30/2027 (a)(r)	Lending Club	4/01/2022	8,813	8,885	8,544
187784224.SRDLC, 22.99%, 3/30/2025 (a)(r)	Lending Club	4/01/2022	731	733	739
187784777.SRDLC, 28.49%, 4/4/2025 (a)(r)	Lending Club	4/01/2022	1,419	1,422	1,404
187786026.SRDLC, 30.99%, 3/30/2027 (a)(r)	Lending Club	4/01/2022	4,009	4,047	4,222

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	45

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
187789570.SRDLC, 22.49%, 8/30/2025 (a)(r)	Lending Club	4/01/2022	$918	$923	$913
187790872.SRDLC, 30.99%, 3/2/2027 (a)(n)(r)	Lending Club	4/01/2022	4,076	4,117	4,217
187793076.SRDLC, 28.99%, 4/18/2025 (a)(n)(r)	Lending Club	4/01/2022	1,653	1,674	169
187793104.SRDLC, 28.99%, 3/30/2025 (a)(n)(r)	Lending Club	4/01/2022	5,086	5,152	520
187794659.SRDLC, 15.99%, 4/4/2025 (a)(r)	Lending Club	4/06/2022	705	706	699
187795721.SRDLC, 7.49%, 4/13/2025 (a)(r)	Lending Club	4/15/2022	2,009	2,009	1,988
187796391.SRDLC, 27.99%, 4/15/2025 (a)(r)	Lending Club	4/01/2022	248	249	247
187799361.SRDLC, 16.99%, 3/31/2027 (a)(r)	Lending Club	4/01/2022	7,645	7,704	7,286
187800170.SRDLC, 30.99%, 3/5/2025 (a)(n)(r)	Lending Club	4/01/2022	683	685	676
187801163.SRDLC, 21.99%, 10/4/2025 (a)(n)(r)	Lending Club	4/06/2022	3,928	3,979	3,143
187803166.SRDLC, 19.49%, 3/30/2025 (a)(r)	Lending Club	4/01/2022	378	379	379
187804147.SRDLC, 22.99%, 3/30/2025 (a)(r)	Lending Club	4/01/2022	548	549	554
187804192.SRDLC, 6.99%, 4/6/2025 (a)(r)	Lending Club	4/08/2022	1,543	1,543	1,527
187812184.SRDLC, 15.00%, 7/6/2025 (a)(r)	Lending Club	4/08/2022	667	671	661
187813470.SRDLC, 30.99%, 4/4/2025 (a)(n)(r)	Lending Club	4/06/2022	2,287	2,317	234
187814662.SRDLC, 30.99%, 4/8/2027 (a)(r)	Lending Club	4/07/2022	3,434	3,463	3,563
187815910.SRDLC, 26.99%, 4/18/2025 (a)(n)(r)	Lending Club	4/06/2022	6,642	6,729	679
187816052.SRDLC, 28.49%, 4/4/2025 (a)(n)(r)	Lending Club	4/06/2022	2,346	2,377	240
187817752.SRDLC, 22.99%, 4/4/2025 (a)(r)	Lending Club	4/06/2022	870	872	867
187820470.SRDLC, 20.99%, 4/4/2025 (a)(r)	Lending Club	4/06/2022	426	427	422
187821270.SRDLC, 30.49%, 4/15/2025 (a)(r)	Lending Club	4/06/2022	1,001	1,003	999
187823371.SRDLC, 30.99%, 4/13/2027 (a)(n)(r)	Lending Club	4/06/2022	11,432	11,580	2,011
187830962.SRDLC, 12.54%, 4/20/2025 (a)(n)(r)	Lending Club	4/06/2022	1,605	1,607	1,597
187832105.SRDLC, 30.99%, 5/28/2027 (a)(r)	Lending Club	4/06/2022	9,839	9,925	10,395
187832338.SRDLC, 22.99%, 4/4/2025 (a)(n)(r)	Lending Club	4/06/2022	5,709	5,783	583
187833165.SRDLC, 30.99%, 4/15/2027 (a)(r)	Lending Club	4/06/2022	4,214	4,254	4,370
187835742.SRDLC, 15.49%, 4/7/2025 (a)(n)(r)	Lending Club	4/06/2022	4,719	4,780	482
187838477.SRDLC, 30.99%, 4/15/2025 (a)(n)(r)	Lending Club	4/06/2022	7,452	7,549	762
187843892.SRDLC, 24.99%, 4/4/2025 (a)(r)	Lending Club	4/06/2022	888	890	886
187844022.SRDLC, 30.99%, 4/10/2027 (a)(r)	Lending Club	4/06/2022	10,492	10,547	10,877
187844865.SRDLC, 20.49%, 4/4/2025 (a)(r)	Lending Club	4/06/2022	635	636	629
187846033.SRDLC, 17.99%, 4/4/2025 (a)(r)	Lending Club	4/06/2022	1,339	1,342	1,328
187847354.SRDLC, 25.99%, 9/4/2027 (a)(n)(r)	Lending Club	4/06/2022	21,650	21,932	2,213
187847747.SRDLC, 5.00%, 4/4/2026 (a)(n)(r)	Lending Club	4/06/2022	1,914	1,914	1,870
187848474.SRDLC, 30.99%, 4/5/2025 (a)(r)	Lending Club	4/07/2022	425	426	422
187849309.SRDLC, 28.99%, 4/4/2025 (a)(r)	Lending Club	4/06/2022	2,342	2,343	2,318
187850176.SRDLC, 28.49%, 4/4/2025 (a)(n)(r)	Lending Club	4/06/2022	2,451	2,483	250
187850551.SRDLC, 30.49%, 4/4/2025 (a)(r)	Lending Club	4/06/2022	960	960	950
187851090.SRDLC, 23.49%, 4/4/2025 (a)(r)	Lending Club	4/06/2022	658	660	654
187852320.SRDLC, 26.49%, 4/18/2027 (a)(r)	Lending Club	4/06/2022	8,085	8,154	8,270
187853969.SRDLC, 29.99%, 4/8/2027 (a)(n)(r)	Lending Club	4/06/2022	5,738	5,813	586
187854140.SRDLC, 20.49%, 4/4/2027 (a)(r)	Lending Club	4/06/2022	9,044	9,101	9,114
187854697.SRDLC, 22.99%, 4/4/2027 (a)(r)	Lending Club	4/06/2022	3,157	3,182	3,231
187855775.SRDLC, 26.99%, 4/4/2025 (a)(r)	Lending Club	4/06/2022	464	466	461
187857140.SRDLC, 30.99%, 12/18/2027 (a)(n)(r)	Lending Club	4/06/2022	4,002	4,043	4,094
187857517.SRDLC, 17.99%, 4/10/2025 (a)(r)	Lending Club	4/06/2022	649	657	643
187857930.SRDLC, 30.99%, 4/12/2025 (a)(n)(r)	Lending Club	4/06/2022	1,750	1,750	1,740
187858022.SRDLC, 17.74%, 4/19/2025 (a)(r)	Lending Club	4/06/2022	1,083	1,086	1,076
187859053.SRDLC, 17.99%, 4/4/2025 (a)(r)	Lending Club	4/06/2022	618	619	612
187859227.SRDLC, 20.49%, 4/4/2025 (a)(n)(r)	Lending Club	4/06/2022	2,756	2,791	282
187859532.SRDLC, 20.99%, 4/4/2025 (a)(r)	Lending Club	4/06/2022	1,064	1,067	1,055
187859602.SRDLC, 30.99%, 4/4/2025 (a)(n)(r)	Lending Club	4/06/2022	407	412	42

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

46	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
187861515.SRDLC, 30.99%, 4/4/2027 (a)(r)	Lending Club	4/06/2022	$4,789	$4,797	$4,953
187862773.SRDLC, 28.49%, 4/19/2025 (a)(n)(r)	Lending Club	4/06/2022	3,148	3,189	322
187863084.SRDLC, 30.99%, 4/4/2025 (a)(r)	Lending Club	4/06/2022	236	237	234
187864635.SRDLC, 24.99%, 1/20/2026 (a)(n)(r)	Lending Club	4/07/2022	3,785	3,834	387
187864708.SRDLC, 27.99%, 4/19/2027 (a)(r)	Lending Club	4/06/2022	12,274	12,399	12,822
187865693.SRDLC, 15.74%, 4/4/2025 (a)(n)(r)	Lending Club	4/06/2022	3,255	3,268	3,227
187865773.SRDLC, 17.99%, 4/4/2025 (a)(r)	Lending Club	4/06/2022	1,482	1,486	1,470
187865865.SRDLC, 30.99%, 4/4/2025 (a)(n)(r)	Lending Club	4/06/2022	622	630	64
187866166.SRDLC, 30.99%, 4/4/2027 (a)(r)	Lending Club	4/06/2022	10,236	10,324	10,609
187866389.SRDLC, 30.99%, 4/4/2027 (a)(r)	Lending Club	4/06/2022	3,412	3,441	3,536
187869709.SRDLC, 28.99%, 4/15/2027 (a)(n)(r)	Lending Club	4/06/2022	13,089	13,259	1,338
187871047.SRDLC, 30.99%, 4/9/2025 (a)(r)	Lending Club	4/06/2022	1,462	1,466	1,452
187871605.SRDLC, 30.99%, 4/4/2027 (a)(n)(r)	Lending Club	4/06/2022	18,272	18,508	12,107
187872598.SRDLC, 30.99%, 4/4/2025 (a)(n)(r)	Lending Club	4/06/2022	659	668	67
187873238.SRDLC, 25.99%, 8/17/2025 (a)(n)(r)	Lending Club	4/06/2022	3,049	3,088	3,027
187873507.SRDLC, 28.74%, 4/10/2026 (a)(r)	Lending Club	4/06/2022	5,144	5,168	5,249
187876607.SRDLC, 15.99%, 4/19/2025 (a)(r)	Lending Club	4/06/2022	654	662	651
187877543.SRDLC, 26.49%, 4/19/2027 (a)(n)(r)	Lending Club	4/06/2022	10,236	10,369	1,046
187878586.SRDLC, 6.49%, 4/4/2025 (a)(r)	Lending Club	4/06/2022	992	992	982
187883261.SRDLC, 16.99%, 4/4/2025 (a)(r)	Lending Club	4/06/2022	1,025	1,028	1,015
187887142.SRDLC, 24.49%, 4/4/2027 (a)(r)	Lending Club	4/06/2022	5,204	5,264	5,306
187887270.SRDLC, 25.49%, 4/15/2025 (a)(r)	Lending Club	4/07/2022	2,287	2,292	2,286
187887520.SRDLC, 26.99%, 4/4/2027 (a)(n)(r)	Lending Club	4/06/2022	10,143	10,143	6,235
187890698.SRDLC, 17.99%, 4/19/2025 (a)(r)	Lending Club	4/07/2022	1,168	1,171	1,161
187891190.SRDLC, 24.99%, 4/6/2027 (a)(r)	Lending Club	4/08/2022	3,249	3,276	3,330
187899456.SRDLC, 30.99%, 4/21/2027 (a)(n)(r)	Lending Club	4/08/2022	15,632	15,792	16,343
187899525.SRDLC, 24.99%, 10/7/2025 (a)(n)(r)	Lending Club	4/11/2022	1,896	1,921	197
187899555.SRDLC, 19.99%, 4/6/2025 (a)(r)	Lending Club	4/08/2022	1,394	1,398	1,383
187902334.SRDLC, 30.99%, 4/5/2025 (a)(r)	Lending Club	4/07/2022	2,125	2,131	2,109
187903235.SRDLC, 30.99%, 2/3/2028 (a)(r)	Lending Club	4/06/2022	4,477	4,532	4,352
187903875.SRDLC, 17.99%, 4/5/2025 (a)(n)(r)	Lending Club	4/07/2022	1,077	1,091	110
187904645.SRDLC, 23.99%, 4/4/2025 (a)(n)(r)	Lending Club	4/06/2022	5,186	5,186	530
187904786.SRDLC, 30.99%, 4/5/2025 (a)(r)	Lending Club	4/07/2022	704	707	699
187905066.SRDLC, 24.99%, 4/5/2025 (a)(r)	Lending Club	4/07/2022	1,599	1,603	1,595
187905484.SRDLC, 26.74%, 10/28/2027 (a)(n)(r)	Lending Club	4/08/2022	11,339	11,479	11,780
187906366.SRDLC, 30.99%, 4/5/2025 (a)(n)(r)	Lending Club	4/07/2022	10,002	10,132	1,022
187909377.SRDLC, 13.19%, 4/1/2025 (a)(r)	Lending Club	4/06/2022	1,262	1,262	1,238
187911176.SRDLC, 30.99%, 4/15/2027 (a)(n)(r)	Lending Club	4/06/2022	6,630	6,716	678
187914262.SRDLC, 30.99%, 4/5/2027 (a)(r)	Lending Club	4/07/2022	13,648	13,766	14,156
187916897.SRDLC, 30.99%, 4/5/2027 (a)(r)	Lending Club	4/07/2022	5,680	5,737	5,881
187920689.SRDLC, 25.49%, 4/15/2027 (a)(r)	Lending Club	4/07/2022	4,658	4,670	4,780
187923397.SRDLC, 30.99%, 4/16/2027 (a)(r)	Lending Club	4/07/2022	10,496	10,593	10,941
187925186.SRDLC, 25.99%, 4/5/2027 (a)(n)(r)	Lending Club	4/07/2022	5,611	5,684	899
187925702.SRDLC, 23.99%, 4/8/2025 (a)(r)	Lending Club	4/06/2022	884	884	869
187926595.SRDLC, 22.99%, 4/6/2025 (a)(n)(r)	Lending Club	4/08/2022	2,959	2,997	302
187926998.SRDLC, 7.99%, 4/30/2025 (a)(r)	Lending Club	4/19/2022	2,252	2,252	2,229
187930630.SRDLC, 27.99%, 4/20/2025 (a)(n)(r)	Lending Club	4/07/2022	1,402	1,407	1,402
187934515.SRDLC, 30.99%, 11/20/2025 (a)(n)(r)	Lending Club	4/07/2022	10,872	11,013	1,111
187936291.SRDLC, 16.49%, 4/5/2027 (a)(r)	Lending Club	4/07/2022	3,005	3,024	2,878
187936598.SRDLC, 28.99%, 4/15/2024 (a)(n)(r)(s)	Lending Club	4/07/2022	3,900	3,950	399
187939812.SRDLC, 14.24%, 4/6/2025 (a)(r)	Lending Club	4/08/2022	888	890	882
187940222.SRDLC, 15.00%, 3/19/2026 (a)(n)(r)	Lending Club	4/08/2022	13,843	13,915	13,522

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	47

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
187941246.SRDLC, 22.74%, 4/6/2025 (a)(r)	Lending Club	4/08/2022	$217	$217	$216
187941261.SRDLC, 30.99%, 2/6/2029 (a)(r)	Lending Club	4/08/2022	21,205	21,320	21,213
187943954.SRDLC, 9.99%, 8/4/2027 (a)(n)(r)	Lending Club	4/06/2022	26,808	26,808	2,740
187945171.SRDLC, 30.99%, 4/6/2027 (a)(n)(r)	Lending Club	4/08/2022	8,810	8,906	9,139
187948199.SRDLC, 30.99%, 4/13/2027 (a)(r)	Lending Club	4/08/2022	6,952	7,013	7,223
187948779.SRDLC, 30.99%, 4/13/2027 (a)(r)	Lending Club	4/08/2022	4,177	4,177	4,227
187953821.SRDLC, 10.00%, 9/19/2025 (a)(r)	Lending Club	4/08/2022	1,643	1,660	1,545
187961524.SRDLC, 30.99%, 4/15/2026 (a)(n)(r)	Lending Club	4/08/2022	9,415	9,538	962
187969294.SRDLC, 25.49%, 4/6/2025 (a)(r)	Lending Club	4/08/2022	670	670	668
187973616.SRDLC, 13.19%, 4/4/2025 (a)(r)	Lending Club	4/06/2022	878	878	866
187974382.SRDLC, 24.49%, 4/6/2027 (a)(r)	Lending Club	4/08/2022	4,530	4,566	4,622
187975935.SRDLC, 20.49%, 4/26/2025 (a)(r)	Lending Club	4/28/2022	1,914	1,914	1,911
187978396.SRDLC, 30.49%, 4/1/2027 (a)(n)(r)	Lending Club	4/08/2022	4,709	4,770	481
187978760.SRDLC, 30.99%, 4/6/2027 (a)(n)(r)	Lending Club	4/08/2022	5,337	5,406	545
187978875.SRDLC, 23.49%, 4/16/2025 (a)(n)(r)	Lending Club	4/11/2022	9,074	9,074	927
187981341.SRDLC, 21.49%, 4/6/2027 (a)(r)	Lending Club	4/08/2022	2,983	3,007	3,003
187981645.SRDLC, 30.99%, 4/15/2025 (a)(r)	Lending Club	4/08/2022	2,069	2,075	2,061
187982842.SRDLC, 19.49%, 4/1/2025 (a)(r)	Lending Club	4/08/2022	194	194	192
187982886.SRDLC, 5.00%, 4/30/2028 (a)(r)	Lending Club	4/06/2022	18,637	18,637	16,170
187983448.SRDLC, 28.99%, 4/20/2025 (a)(n)(r)	Lending Club	4/08/2022	3,165	3,206	323
187984127.SRDLC, 18.49%, 4/6/2027 (a)(r)	Lending Club	4/08/2022	9,803	9,879	9,390
187984198.SRDLC, 9.69%, 4/4/2027 (a)(r)	Lending Club	4/06/2022	11,200	11,200	10,897
187984558.SRDLC, 17.99%, 4/6/2025 (a)(n)(r)	Lending Club	4/08/2022	366	371	37
187999901.SRDLC, 5.00%, 4/4/2026 (a)(r)	Lending Club	4/06/2022	1,906	1,906	1,866
188003565.SRDLC, 13.19%, 4/4/2027 (a)(r)	Lending Club	4/06/2022	12,206	12,206	12,099
188003641.SRDLC, 7.59%, 4/5/2027 (a)(r)	Lending Club	4/07/2022	21,886	21,886	21,363
188018369.SRDLC, 14.49%, 4/4/2025 (a)(r)	Lending Club	4/06/2022	868	868	855
188028189.SRDLC, 12.19%, 4/12/2025 (a)(r)	Lending Club	4/14/2022	536	536	529
188047484.SRDLC, 9.69%, 4/5/2025 (a)(r)	Lending Club	4/07/2022	2,811	2,811	2,783
188048867.SRDLC, 11.99%, 4/12/2025 (a)(r)	Lending Club	4/14/2022	3,716	3,716	3,681
188063554.SRDLC, 14.19%, 4/5/2025 (a)(n)(r)	Lending Club	4/07/2022	1,008	1,008	103
188071537.SRDLC, 14.99%, 4/13/2027 (a)(r)	Lending Club	4/11/2022	13,846	13,846	13,600
188093871.SRDLC, 13.19%, 4/21/2027 (a)(r)	Lending Club	4/08/2022	9,151	9,151	9,092
188115513.SRDLC, 7.49%, 4/7/2025 (a)(r)	Lending Club	4/11/2022	40	40	39
188116171.SRDLC, 10.99%, 9/15/2025 (a)(n)(r)	Lending Club	4/08/2022	3,042	3,042	2,434
188118276.SRDLC, 14.09%, 4/29/2027 (a)(n)(r)	Lending Club	4/12/2022	18,467	18,467	17,861
188125168.SRDLC, 7.99%, 4/22/2025 (a)(r)	Lending Club	4/11/2022	4,638	4,638	4,571
188151431.SRDLC, 6.49%, 4/18/2025 (a)(r)	Lending Club	4/20/2022	1,732	1,732	1,714
188152374.SRDLC, 6.49%, 4/8/2025 (a)(r)	Lending Club	4/12/2022	3,609	3,609	3,572
188154421.SRDLC, 6.59%, 4/7/2027 (a)(r)	Lending Club	4/11/2022	7,844	7,844	7,659
188155614.SRDLC, 12.49%, 4/27/2025 (a)(r)	Lending Club	4/29/2022	968	968	959
188157838.SRDLC, 9.99%, 4/1/2027 (a)(r)	Lending Club	4/18/2022	7,742	7,742	7,544
188177085.SRDLC, 7.09%, 4/8/2025 (a)(r)	Lending Club	4/12/2022	2,090	2,090	2,068
188180448.SRDLC, 8.99%, 4/11/2025 (a)(n)(r)	Lending Club	4/13/2022	6,316	6,316	646
188180458.SRDLC, 13.19%, 10/20/2027 (a)(r)	Lending Club	4/12/2022	10,604	10,604	10,422
188180817.SRDLC, 9.69%, 4/18/2027 (a)(r)	Lending Club	4/20/2022	11,200	11,200	10,908
188186855.SRDLC, 6.59%, 4/11/2025 (a)(r)	Lending Club	4/13/2022	1,084	1,084	1,070
188187819.SRDLC, 23.99%, 4/8/2027 (a)(n)(r)	Lending Club	4/12/2022	6,246	6,246	638
188196917.SRDLC, 22.49%, 4/10/2027 (a)(n)(r)	Lending Club	4/13/2022	15,474	15,474	1,581
188200624.SRDLC, 7.59%, 4/11/2027 (a)(n)(r)	Lending Club	4/13/2022	9,582	9,582	5,102
188202504.SRDLC, 18.19%, 4/1/2027 (a)(r)	Lending Club	4/13/2022	6,057	6,057	5,863
188208257.SRDLC, 14.49%, 4/17/2025 (a)(n)(r)	Lending Club	4/13/2022	116	116	116

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

48	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
188210936.SRDLC, 9.29%, 4/11/2025 (a)(r)	Lending Club	4/13/2022	$2,891	$2,891	$2,857
188212079.SRDLC, 7.59%, 4/30/2025 (a)(r)	Lending Club	4/13/2022	1,496	1,496	1,482
188214895.SRDLC, 26.79%, 11/21/2025 (a)(n)(r)	Lending Club	4/14/2022	10,388	10,388	1,859
188214926.SRDLC, 16.19%, 4/11/2027 (a)(r)	Lending Club	4/13/2022	3,235	3,235	3,138
188232511.SRDLC, 4.99%, 4/20/2025 (a)(r)	Lending Club	4/13/2022	910	910	905
188241974.SRDLC, 26.79%, 4/27/2027 (a)(n)(r)	Lending Club	4/29/2022	5,201	5,201	532
188243266.SRDLC, 12.99%, 4/11/2027 (a)(r)	Lending Club	4/13/2022	8,701	8,701	8,553
188245083.SRDLC, 18.99%, 4/11/2027 (a)(r)	Lending Club	4/13/2022	19,827	19,827	19,307
188262303.SRDLC, 8.99%, 4/11/2025 (a)(r)	Lending Club	4/13/2022	218	218	216
188269841.SRDLC, 14.99%, 4/15/2027 (a)(r)	Lending Club	4/13/2022	14,854	14,854	14,390
188272070.SRDLC, 7.59%, 4/22/2025 (a)(n)(r)	Lending Club	4/14/2022	4,796	4,796	490
188317779.SRDLC, 6.99%, 4/20/2027 (a)(r)	Lending Club	4/18/2022	5,555	5,555	5,426
188334977.SRDLC, 8.99%, 4/15/2025 (a)(r)	Lending Club	4/15/2022	5,582	5,582	5,512
188335663.SRDLC, 16.99%, 4/23/2025 (a)(r)	Lending Club	4/15/2022	1,680	1,680	1,668
188369317.SRDLC, 10.00%, 4/22/2027 (a)(r)	Lending Club	4/26/2022	20,229	20,229	19,710
188382495.SRDLC, 10.59%, 4/14/2027 (a)(r)	Lending Club	4/18/2022	14,138	14,138	13,768
188383621.SRDLC, 17.19%, 4/14/2027 (a)(r)	Lending Club	4/18/2022	3,872	3,872	3,819
188396800.SRDLC, 10.89%, 4/30/2025 (a)(r)	Lending Club	4/22/2022	6,052	6,052	5,997
188413118.SRDLC, 9.79%, 4/15/2027 (a)(n)(r)	Lending Club	4/19/2022	2,472	2,472	253
188414239.SRDLC, 5.99%, 4/15/2025 (a)(r)	Lending Club	4/19/2022	807	807	799
188423939.SRDLC, 6.59%, 4/15/2027 (a)(r)	Lending Club	4/19/2022	12,431	12,431	12,151
188429512.SRDLC, 26.79%, 4/14/2025 (a)(n)(r)	Lending Club	4/18/2022	933	933	296
188443111.SRDLC, 9.99%, 4/18/2027 (a)(r)	Lending Club	4/20/2022	7,304	7,304	7,114
188458413.SRDLC, 16.99%, 4/18/2025 (a)(r)	Lending Club	4/20/2022	1,018	1,018	1,012
188459918.SRDLC, 12.49%, 4/21/2025 (a)(r)	Lending Club	4/25/2022	4,448	4,448	4,399
188463802.SRDLC, 15.99%, 4/22/2025 (a)(n)(r)	Lending Club	4/19/2022	4,498	4,498	460
188469901.SRDLC, 8.79%, 4/18/2025 (a)(n)(r)	Lending Club	4/20/2022	14,435	14,435	1,475
188470491.SRDLC, 7.09%, 4/25/2027 (a)(r)	Lending Club	4/27/2022	3,907	3,907	3,823
188486804.SRDLC, 14.69%, 4/28/2025 (a)(r)	Lending Club	5/02/2022	496	496	494
188494020.SRDLC, 15.19%, 4/18/2027 (a)(n)(r)	Lending Club	4/20/2022	8,755	8,755	1,860
188498586.SRDLC, 16.99%, 4/27/2025 (a)(r)	Lending Club	4/29/2022	5,092	5,092	5,071
188506333.SRDLC, 7.59%, 4/18/2027 (a)(r)	Lending Club	4/20/2022	9,848	9,848	9,590
188508384.SRDLC, 27.79%, 4/18/2025 (a)(r)	Lending Club	4/20/2022	1,371	1,371	1,371
188512606.SRDLC, 16.19%, 4/30/2025 (a)(n)(r)	Lending Club	4/20/2022	3,025	3,025	560
188512665.SRDLC, 16.19%, 4/18/2025 (a)(n)(r)	Lending Club	4/20/2022	3,280	3,280	335
188524541.SRDLC, 7.59%, 4/21/2027 (a)(r)	Lending Club	4/25/2022	6,566	6,566	6,422
188533982.SRDLC, 14.19%, 4/18/2027 (a)(r)	Lending Club	4/20/2022	7,047	7,047	6,959
188548893.SRDLC, 7.59%, 5/15/2027 (a)(r)	Lending Club	5/05/2022	12,442	12,442	12,118
188551734.SRDLC, 6.99%, 4/10/2025 (a)(r)	Lending Club	4/27/2022	2,143	2,143	2,121
188560211.SRDLC, 14.19%, 4/25/2027 (a)(r)	Lending Club	4/27/2022	7,047	7,047	6,974
188560858.SRDLC, 15.19%, 4/25/2027 (a)(r)	Lending Club	4/27/2022	17,797	17,797	17,312
188566856.SRDLC, 10.99%, 4/18/2025 (a)(r)	Lending Club	4/20/2022	1,598	1,598	1,571
188593549.SRDLC, 27.99%, 4/20/2025 (a)(n)(r)	Lending Club	4/22/2022	6,585	6,585	6,552
188597290.SRDLC, 7.49%, 4/15/2027 (a)(r)	Lending Club	4/21/2022	16,366	16,366	16,001
188602043.SRDLC, 23.99%, 4/25/2027 (a)(n)(r)	Lending Club	4/25/2022	8,314	8,314	850
188610073.SRDLC, 11.99%, 4/20/2025 (a)(r)	Lending Club	4/22/2022	289	289	284
188620193.SRDLC, 9.99%, 4/20/2025 (a)(r)	Lending Club	4/22/2022	1,128	1,128	1,118
188639510.SRDLC, 23.99%, 4/21/2027 (a)(r)	Lending Club	4/25/2022	6,442	6,442	6,586
188643790.SRDLC, 11.99%, 4/20/2025 (a)(r)	Lending Club	4/22/2022	1,925	1,925	1,893
188651498.SRDLC, 9.99%, 4/21/2027 (a)(r)	Lending Club	4/25/2022	4,495	4,495	4,379
188655269.SRDLC, 9.09%, 4/20/2025 (a)(r)	Lending Club	4/22/2022	1,861	1,861	1,839
188683792.SRDLC, 14.99%, 4/25/2027 (a)(r)	Lending Club	4/27/2022	4,144	4,144	4,031

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	49

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
188683963.SRDLC, 30.99%, 4/27/2027 (a)(r)	Lending Club	4/29/2022	$12,242	$12,242	$12,803
188687759.SRDLC, 14.99%, 4/22/2027 (a)(r)	Lending Club	4/26/2022	8,881	8,881	8,620
188691099.SRDLC, 7.59%, 4/26/2027 (a)(r)	Lending Club	4/28/2022	10,396	10,396	10,172
188701267.SRDLC, 17.44%, 4/21/2027 (a)(r)	Lending Club	4/25/2022	12,131	12,131	11,794
188705941.SRDLC, 14.99%, 4/13/2027 (a)(r)	Lending Club	4/25/2022	11,789	11,789	11,442
188715091.SRDLC, 23.99%, 4/22/2027 (a)(r)	Lending Club	4/26/2022	25,770	25,770	26,360
188732658.SRDLC, 14.99%, 4/25/2027 (a)(n)(r)	Lending Club	4/27/2022	18,048	18,048	1,845
188739371.SRDLC, 12.34%, 4/21/2025 (a)(r)	Lending Club	5/02/2022	1,150	1,150	1,133
188761265.SRDLC, 6.59%, 4/25/2025 (a)(n)(r)	Lending Club	4/27/2022	2,978	2,978	149
188779064.SRDLC, 21.49%, 8/27/2025 (a)(n)(r)	Lending Club	4/29/2022	3,162	3,162	323
188799399.SRDLC, 6.99%, 4/25/2025 (a)(r)	Lending Club	4/27/2022	7,260	7,260	7,184
188800045.SRDLC, 5.59%, 4/26/2027 (a)(r)	Lending Club	4/28/2022	21,389	21,389	20,912
188805410.SRDLC, 6.59%, 4/26/2025 (a)(r)	Lending Club	4/28/2022	2,168	2,168	2,144
188838520.SRDLC, 12.49%, 4/27/2025 (a)(n)(r)	Lending Club	4/29/2022	3,452	3,452	3,411
188843204.SRDLC, 14.99%, 12/10/2027 (a)(n)(r)	Lending Club	4/28/2022	7,214	7,214	6,858
188846276.SRDLC, 11.89%, 5/10/2027 (a)(r)	Lending Club	4/29/2022	23,817	23,817	23,099
188851082.SRDLC, 23.49%, 4/28/2027 (a)(r)	Lending Club	5/02/2022	10,199	10,199	10,465
188865237.SRDLC, 14.09%, 4/30/2027 (a)(r)	Lending Club	5/02/2022	5,877	5,877	5,713
188871984.SRDLC, 22.49%, 10/27/2027 (a)(n)(r)	Lending Club	4/29/2022	7,697	7,697	787
188874439.SRDLC, 21.79%, 4/27/2025 (a)(r)	Lending Club	4/29/2022	617	617	610
188879701.SRDLC, 23.99%, 2/10/2028 (a)(n)(r)	Lending Club	4/29/2022	21,986	21,986	2,247
188880423.SRDLC, 21.49%, 4/30/2025 (a)(r)	Lending Club	4/29/2022	1,084	1,084	1,084
188892512.SRDLC, 16.99%, 4/28/2025 (a)(r)	Lending Club	5/02/2022	1,222	1,222	1,218
188906118.SRDLC, 7.09%, 4/28/2027 (a)(r)	Lending Club	5/02/2022	11,425	11,425	11,183
190431243.SRDLC, 30.99%, 7/20/2025 (a)(r)	Lending Club	7/07/2022	1,817	1,821	1,812
190580202.SRDLC, 20.49%, 7/20/2025 (a)(r)	Lending Club	7/07/2022	1,887	1,890	1,866
190585073.SRDLC, 16.99%, 7/7/2025 (a)(n)(r)	Lending Club	7/11/2022	17,391	17,521	1,777
190656219.SRDLC, 21.99%, 7/21/2025 (a)(n)(r)	Lending Club	7/13/2022	3,070	3,093	314
190818629.SRDLC, 24.99%, 7/15/2025 (a)(r)	Lending Club	7/07/2022	2,971	2,974	2,952
190873520.SRDLC, 15.74%, 7/11/2025 (a)(r)	Lending Club	7/13/2022	1,773	1,777	1,751
190889207.SRDLC, 17.99%, 7/18/2025 (a)(n)(r)	Lending Club	7/20/2022	3,366	3,399	—
190913131.SRDLC, 28.49%, 7/5/2026 (a)(n)(r)	Lending Club	7/07/2022	2,485	2,503	254
190966377.SRDLC, 26.99%, 7/16/2025 (a)(r)	Lending Club	7/13/2022	1,343	1,346	1,335
190968042.SRDLC, 28.99%, 7/15/2025 (a)(r)	Lending Club	7/13/2022	2,064	2,068	2,049
190983738.SRDLC, 18.99%, 7/15/2025 (a)(r)	Lending Club	7/08/2022	1,536	1,536	1,495
191000884.SRDLC, 30.99%, 7/5/2027 (a)(r)	Lending Club	7/07/2022	10,892	10,950	11,241
191024293.SRDLC, 15.24%, 7/7/2025 (a)(r)	Lending Club	7/11/2022	882	882	869
191030355.SRDLC, 25.99%, 7/6/2025 (a)(r)	Lending Club	7/08/2022	474	474	468
191035222.SRDLC, 17.54%, 7/20/2027 (a)(r)	Lending Club	7/07/2022	5,167	5,192	4,925
191038262.SRDLC, 28.99%, 8/15/2025 (a)(r)	Lending Club	8/08/2022	7,623	7,636	7596
191042171.SRDLC, 10.99%, 7/7/2026 (a)(n)(r)	Lending Club	7/11/2022	22,031	22,031	2,252
191043882.SRDLC, 16.24%, 7/20/2025 (a)(r)	Lending Club	7/07/2022	1,365	1,368	1,349
191058033.SRDLC, 21.99%, 7/5/2025 (a)(n)(r)	Lending Club	7/07/2022	5,147	5,186	—
191076667.SRDLC, 16.49%, 7/16/2025 (a)(r)	Lending Club	7/07/2022	1,506	1,510	1,486
191086066.SRDLC, 17.99%, 7/5/2025 (a)(r)	Lending Club	7/07/2022	2,327	2,332	2,294
191089018.SRDLC, 13.44%, 7/14/2027 (a)(n)(r)	Lending Club	7/18/2022	6,361	6,361	650
191094293.SRDLC, 30.99%, 7/15/2027 (a)(r)	Lending Club	7/11/2022	3,697	3,717	3,825
191095020.SRDLC, 23.74%, 7/20/2027 (a)(r)	Lending Club	7/11/2022	14,571	14,571	14,740
191100451.SRDLC, 7.09%, 7/15/2025 (a)(r)	Lending Club	7/08/2022	3,113	3,113	3,054
191105569.SRDLC, 30.99%, 7/26/2027 (a)(n)(r)	Lending Club	7/26/2022	6,899	6,968	705
191112629.SRDLC, 26.99%, 8/4/2025 (a)(r)	Lending Club	8/08/2022	1,448	1,452	1,435
191113722.SRDLC, 24.99%, 7/22/2027 (a)(r)	Lending Club	7/26/2022	6,953	7,001	7,104

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

50	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
191122073.SRDLC, 30.99%, 4/14/2028 (a)(n)(r)	Lending Club	7/07/2022	$11,376	$11,461	$6,905
191125187.SRDLC, 17.49%, 11/17/2025 (a)(r)	Lending Club	7/07/2022	4,385	4,408	4,292
191128959.SRDLC, 30.99%, 7/12/2027 (a)(n)(r)	Lending Club	7/12/2022	5,527	5,569	565
191148128.SRDLC, 16.49%, 7/7/2025 (a)(n)(r)	Lending Club	7/11/2022	2,621	2,621	2,548
191151335.SRDLC, 22.99%, 7/5/2027 (a)(n)(r)	Lending Club	7/07/2022	7,036	7,089	719
191154880.SRDLC, 7.74%, 8/2/2025 (a)(r)	Lending Club	8/04/2022	3,014	3,014	2,971
191159852.SRDLC, 30.49%, 7/20/2027 (a)(n)(r)	Lending Club	7/08/2022	7,637	7,694	781
191159999.SRDLC, 28.99%, 7/26/2025 (a)(r)	Lending Club	7/28/2022	1,877	1,884	1,883
191161484.SRDLC, 30.99%, 7/19/2025 (a)(r)	Lending Club	7/21/2022	1,710	1,714	1,702
191176580.SRDLC, 18.24%, 7/8/2025 (a)(r)	Lending Club	7/12/2022	1,515	1,518	1,495
191177276.SRDLC, 30.99%, 7/18/2027 (a)(n)(r)	Lending Club	7/20/2022	17,867	18,045	1,826
191178176.SRDLC, 30.99%, 7/11/2027 (a)(r)	Lending Club	7/13/2022	3,630	3,650	3,763
191181283.SRDLC, 23.49%, 7/7/2027 (a)(n)(r)	Lending Club	7/11/2022	11,309	11,394	1,156
191181523.SRDLC, 30.99%, 7/16/2027 (a)(r)	Lending Club	7/13/2022	14,690	14,769	15,210
191193127.SRDLC, 30.49%, 7/13/2027 (a)(n)(r)	Lending Club	7/15/2022	4,766	4,802	487
191198358.SRDLC, 30.99%, 7/12/2027 (a)(r)	Lending Club	7/14/2022	5,228	5,256	5,423
191203714.SRDLC, 23.99%, 7/15/2025 (a)(n)(r)	Lending Club	7/19/2022	6,062	6,062	620
191226544.SRDLC, 30.99%, 7/27/2025 (a)(n)(r)	Lending Club	7/29/2022	4,496	4,509	4,512
191229228.SRDLC, 26.99%, 8/29/2027 (a)(n)(r)	Lending Club	7/12/2022	15,870	15,989	1,622
191241687.SRDLC, 24.99%, 7/21/2025 (a)(r)	Lending Club	7/20/2022	3,237	3,246	3,226
191251728.SRDLC, 30.99%, 7/17/2027 (a)(n)(r)	Lending Club	7/12/2022	6,427	6,475	657
191252175.SRDLC, 30.99%, 7/11/2027 (a)(r)	Lending Club	7/13/2022	3,442	3,460	3,551
191274191.SRDLC, 26.99%, 8/8/2025 (a)(n)(r)	Lending Club	8/10/2022	6,152	6,213	629
191275722.SRDLC, 27.99%, 7/18/2025 (a)(n)(r)	Lending Club	7/13/2022	651	656	67
191276546.SRDLC, 19.49%, 7/11/2025 (a)(r)	Lending Club	7/13/2022	705	707	697
191291119.SRDLC, 30.99%, 7/11/2027 (a)(n)(r)	Lending Club	7/13/2022	5,521	5,563	564
191293818.SRDLC, 30.99%, 7/30/2027 (a)(r)	Lending Club	7/19/2022	13,479	13,561	14,117
191295680.SRDLC, 17.99%, 7/1/2025 (a)(n)(r)	Lending Club	7/25/2022	5,078	5,092	4,975
191295842.SRDLC, 27.99%, 7/25/2025 (a)(r)	Lending Club	7/21/2022	845	845	844
191302516.SRDLC, 10.04%, 7/27/2025 (a)(r)	Lending Club	7/13/2022	2,566	2,566	2,527
191302532.SRDLC, 23.49%, 7/11/2027 (a)(r)	Lending Club	7/13/2022	4,124	4,141	4,188
191310544.SRDLC, 30.99%, 7/23/2027 (a)(n)(r)	Lending Club	7/15/2022	6,143	6,189	1,597
191313508.SRDLC, 19.49%, 7/15/2027 (a)(r)	Lending Club	7/13/2022	2,580	2,591	2,570
191316742.SRDLC, 30.99%, 7/12/2025 (a)(r)	Lending Club	7/14/2022	2,219	2,224	2,205
191321447.SRDLC, 30.49%, 7/15/2025 (a)(n)(r)	Lending Club	7/15/2022	3,115	3,138	121
191337039.SRDLC, 14.54%, 7/18/2025 (a)(n)(r)	Lending Club	7/13/2022	1,521	1,533	266
191340523.SRDLC, 15.69%, 7/11/2027 (a)(r)	Lending Club	7/13/2022	16,732	16,732	16,371
191346196.SRDLC, 27.74%, 7/28/2027 (a)(r)	Lending Club	7/22/2022	8,596	8,657	9,001
191353759.SRDLC, 30.99%, 7/31/2025 (a)(r)	Lending Club	7/19/2022	1,496	1,496	1,485
191357645.SRDLC, 22.49%, 7/18/2025 (a)(n)(r)	Lending Club	7/20/2022	14,589	14,735	1,491
191371545.SRDLC, 17.24%, 7/11/2025 (a)(r)	Lending Club	7/13/2022	1,502	1,503	1,479
191376381.SRDLC, 27.49%, 7/12/2026 (a)(r)	Lending Club	7/14/2022	2,398	2,408	2,446
191390818.SRDLC, 17.19%, 7/4/2027 (a)(n)(r)	Lending Club	7/15/2022	29,122	29,122	2,976
191394525.SRDLC, 28.99%, 7/20/2024 (a)(n)(r)(s)	Lending Club	7/15/2022	5,191	5,230	531
191417288.SRDLC, 26.24%, 7/19/2027 (a)(r)	Lending Club	7/15/2022	5,098	5,126	5,161
191429544.SRDLC, 30.99%, 7/14/2025 (a)(n)(r)	Lending Club	7/18/2022	6,781	6,832	693
191434671.SRDLC, 13.44%, 7/14/2027 (a)(r)	Lending Club	7/18/2022	14,829	14,829	14,661
191441017.SRDLC, 9.79%, 7/19/2025 (a)(r)	Lending Club	7/21/2022	4,170	4,170	4,107
191446786.SRDLC, 22.49%, 7/26/2027 (a)(n)(r)	Lending Club	7/28/2022	4,778	4,826	488
191452895.SRDLC, 17.99%, 7/14/2025 (a)(r)	Lending Club	7/18/2022	1,478	1,480	1,462
191453578.SRDLC, 19.49%, 7/22/2025 (a)(r)	Lending Club	7/26/2022	766	769	761
191456870.SRDLC, 22.49%, 7/25/2025 (a)(r)	Lending Club	7/18/2022	956	958	947

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	51

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
191462872.SRDLC, 22.49%, 7/28/2027 (a)(r)	Lending Club	8/01/2022	$3,410	$3,433	$3,436
191462983.SRDLC, 28.99%, 7/21/2027 (a)(r)	Lending Club	7/25/2022	5,012	5,048	5,240
191469608.SRDLC, 20.99%, 7/16/2025 (a)(r)	Lending Club	7/18/2022	3,129	3,136	3,089
191491322.SRDLC, 24.99%, 7/23/2025 (a)(n)(r)	Lending Club	7/20/2022	2,809	2,837	287
191510625.SRDLC, 23.99%, 7/25/2027 (a)(n)(r)	Lending Club	7/27/2022	26,405	26,405	2,699
191513596.SRDLC, 5.00%, 7/25/2026 (a)(n)(r)	Lending Club	7/20/2022	6,100	6,100	5,904
191521233.SRDLC, 18.99%, 7/18/2025 (a)(n)(r)	Lending Club	7/20/2022	3,421	3,455	350
191527006.SRDLC, 30.99%, 7/25/2027 (a)(r)	Lending Club	7/20/2022	3,674	3,700	3,838
191544930.SRDLC, 23.99%, 7/28/2027 (a)(r)	Lending Club	8/01/2022	12,421	12,503	12,732
191553131.SRDLC, 28.49%, 7/18/2027 (a)(n)(r)	Lending Club	7/20/2022	5,654	5,710	578
191559588.SRDLC, 30.99%, 7/24/2027 (a)(r)	Lending Club	7/20/2022	4,408	4,440	4,601
191563994.SRDLC, 19.24%, 7/25/2027 (a)(n)(r)	Lending Club	7/20/2022	6,853	6,921	700
191566159.SRDLC, 15.74%, 7/18/2025 (a)(n)(r)	Lending Club	7/20/2022	4,537	4,582	464
191572560.SRDLC, 30.99%, 1/18/2026 (a)(n)(r)	Lending Club	7/20/2022	1,719	1,736	1,685
191578273.SRDLC, 30.99%, 7/28/2025 (a)(r)	Lending Club	7/20/2022	1,220	1,225	1,223
191583845.SRDLC, 19.99%, 7/18/2025 (a)(n)(r)	Lending Club	7/20/2022	698	705	71
191588942.SRDLC, 27.49%, 1/3/2027 (a)(n)(r)	Lending Club	7/21/2022	2,588	2,614	265
191601897.SRDLC, 30.99%, 10/2/2028 (a)(n)(r)	Lending Club	8/04/2022	13,568	13,704	1,387
191603240.SRDLC, 14.94%, 8/2/2027 (a)(n)(r)	Lending Club	7/20/2022	10,596	10,596	10,285
191609370.SRDLC, 26.49%, 8/15/2025 (a)(r)	Lending Club	8/08/2022	4,496	4,512	4,468
191616350.SRDLC, 30.99%, 7/19/2027 (a)(r)	Lending Club	7/21/2022	4,357	4,383	4,542
191616574.SRDLC, 17.99%, 7/28/2025 (a)(n)(r)	Lending Club	7/21/2022	2,481	2,506	765
191622860.SRDLC, 15.49%, 8/8/2025 (a)(n)(r)	Lending Club	8/10/2022	2,610	2,610	680
191628206.SRDLC, 28.99%, 8/16/2027 (a)(r)	Lending Club	8/18/2022	13,874	13,874	14,488
191628288.SRDLC, 30.99%, 7/20/2026 (a)(r)	Lending Club	7/22/2022	2,349	2,363	2,410
191632334.SRDLC, 28.99%, 7/21/2025 (a)(r)	Lending Club	7/25/2022	1,008	1,011	1,005
191652750.SRDLC, 30.99%, 7/28/2025 (a)(r)	Lending Club	7/22/2022	872	875	873
191657624.SRDLC, 30.99%, 11/20/2025 (a)(n)(r)	Lending Club	7/22/2022	4,925	4,956	4,872
191666463.SRDLC, 23.99%, 8/16/2027 (a)(r)	Lending Club	8/09/2022	4,300	4,300	4,341
191667374.SRDLC, 30.99%, 7/22/2025 (a)(n)(r)	Lending Club	7/26/2022	2,749	2,749	2,746
191667711.SRDLC, 17.99%, 7/25/2025 (a)(r)	Lending Club	7/27/2022	1,511	1,515	1,499
191667844.SRDLC, 26.24%, 7/20/2025 (a)(r)	Lending Club	7/22/2022	1,177	1,181	1,177
191678013.SRDLC, 24.99%, 7/21/2027 (a)(r)	Lending Club	7/25/2022	8,329	8,385	8,504
191680560.SRDLC, 23.49%, 7/28/2027 (a)(r)	Lending Club	7/27/2022	7,596	7,648	7,744
191694452.SRDLC, 30.99%, 7/25/2027 (a)(n)(r)	Lending Club	7/27/2022	4,036	4,036	413
191695847.SRDLC, 13.09%, 7/27/2025 (a)(r)	Lending Club	7/25/2022	1,733	1,733	1,706
191699828.SRDLC, 24.49%, 8/31/2025 (a)(r)	Lending Club	8/23/2022	3,766	3,766	3,673
191705506.SRDLC, 17.99%, 7/22/2025 (a)(r)	Lending Club	7/26/2022	906	909	898
191714741.SRDLC, 19.74%, 7/21/2025 (a)(r)	Lending Club	7/25/2022	2,213	2,213	2,200
191724345.SRDLC, 13.69%, 11/25/2027 (a)(n)(r)	Lending Club	7/25/2022	7,078	7,078	6,888
191725647.SRDLC, 8.09%, 8/9/2025 (a)(r)	Lending Club	8/11/2022	4,839	4,839	4,758
191728001.SRDLC, 18.99%, 8/9/2025 (a)(r)	Lending Club	7/27/2022	2,426	2,434	2,377
191740994.SRDLC, 15.99%, 11/25/2025 (a)(n)(r)	Lending Club	7/27/2022	3,289	3,289	3,165
191744435.SRDLC, 25.74%, 7/29/2027 (a)(n)(r)	Lending Club	8/02/2022	1,641	1,657	168
191750200.SRDLC, 20.99%, 8/24/2025 (a)(r)	Lending Club	8/11/2022	1,666	1,666	1,657
191766386.SRDLC, 19.99%, 7/25/2025 (a)(n)(r)	Lending Club	7/27/2022	2,603	2,629	781
191768960.SRDLC, 10.04%, 7/22/2025 (a)(n)(r)	Lending Club	7/26/2022	10,840	10,840	1,108
191769272.SRDLC, 9.79%, 7/22/2025 (a)(r)	Lending Club	7/26/2022	1,946	1,946	1,918
191772278.SRDLC, 15.99%, 7/31/2025 (a)(r)	Lending Club	7/27/2022	2,228	2,235	2,204
191786026.SRDLC, 16.79%, 8/4/2027 (a)(r)	Lending Club	8/08/2022	26,629	26,629	25,732
191786546.SRDLC, 30.99%, 7/7/2027 (a)(r)	Lending Club	7/27/2022	4,510	4,535	4,642
191793460.SRDLC, 24.99%, 7/25/2025 (a)(n)(r)	Lending Club	7/27/2022	959	969	98

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

52	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
191794348.SRDLC, 30.99%, 8/5/2025 (a)(n)(r)	Lending Club	8/09/2022	$3,037	$3,067	$310
191797544.SRDLC, 26.99%, 7/26/2025 (a)(n)(r)	Lending Club	7/28/2022	1,655	1,661	1,655
191810287.SRDLC, 23.99%, 8/16/2025 (a)(r)	Lending Club	8/08/2022	3,485	3,485	3,406
191811199.SRDLC, 30.99%, 12/16/2027 (a)(n)(r)	Lending Club	8/18/2022	11,848	11,966	1,544
191813026.SRDLC, 20.99%, 7/1/2027 (a)(n)(r)	Lending Club	7/29/2022	3,807	3,833	3,772
191814695.SRDLC, 29.49%, 8/3/2026 (a)(r)	Lending Club	8/05/2022	6,013	6,048	6,121
191816048.SRDLC, 26.49%, 8/9/2027 (a)(r)	Lending Club	7/27/2022	3,677	3,677	3,590
191822419.SRDLC, 30.99%, 7/30/2025 (a)(r)	Lending Club	7/29/2022	1,204	1,206	1,207
191826397.SRDLC, 27.99%, 8/15/2025 (a)(n)(r)	Lending Club	8/09/2022	5,686	5,686	5,667
191831931.SRDLC, 22.49%, 8/5/2027 (a)(r)	Lending Club	7/29/2022	4,229	4,257	4,187
191837686.SRDLC, 27.99%, 8/1/2025 (a)(n)(r)	Lending Club	8/03/2022	4,218	4,260	431
191845973.SRDLC, 19.99%, 7/16/2025 (a)(r)	Lending Club	7/29/2022	2,632	2,640	2,606
191847136.SRDLC, 16.49%, 7/25/2025 (a)(n)(r)	Lending Club	7/27/2022	6,385	6,385	653
191849583.SRDLC, 13.19%, 8/1/2027 (a)(r)	Lending Club	7/27/2022	11,020	11,020	10,783
191852821.SRDLC, 9.79%, 8/9/2025 (a)(r)	Lending Club	8/11/2022	1,846	1,846	1,815
191860902.SRDLC, 30.99%, 7/28/2025 (a)(n)(r)	Lending Club	8/01/2022	3,577	3,613	366
191871219.SRDLC, 30.99%, 8/10/2027 (a)(n)(r)	Lending Club	8/03/2022	5,863	5,921	599
191893067.SRDLC, 23.99%, 9/1/2025 (a)(r)	Lending Club	8/23/2022	1,984	1,984	1,916
191895522.SRDLC, 23.99%, 8/11/2027 (a)(n)(r)	Lending Club	8/15/2022	28,850	28,850	2,949
191903636.SRDLC, 12.24%, 8/14/2025 (a)(r)	Lending Club	7/29/2022	7,711	7,711	7,546
191907225.SRDLC, 14.54%, 8/5/2025 (a)(n)(r)	Lending Club	8/09/2022	10,618	10,724	1,085
191920862.SRDLC, 30.99%, 8/1/2027 (a)(n)(r)	Lending Club	8/03/2022	15,564	15,720	750
191926237.SRDLC, 20.24%, 8/11/2025 (a)(r)	Lending Club	8/11/2022	342	342	337
191935262.SRDLC, 23.99%, 8/20/2027 (a)(r)	Lending Club	8/05/2022	6,786	6,786	6,893
191959068.SRDLC, 26.74%, 8/15/2025 (a)(r)	Lending Club	8/03/2022	4,929	4,946	4,897
191965103.SRDLC, 15.99%, 8/1/2025 (a)(r)	Lending Club	8/03/2022	1,962	1,968	1,934
191968990.SRDLC, 17.74%, 8/1/2025 (a)(r)	Lending Club	8/03/2022	1,197	1,201	1,180
191974355.SRDLC, 30.99%, 8/1/2027 (a)(r)	Lending Club	8/03/2022	4,440	4,472	4,603
191981138.SRDLC, 30.99%, 8/8/2027 (a)(r)	Lending Club	8/03/2022	11,202	11,282	11,645
191990878.SRDLC, 16.99%, 8/15/2027 (a)(n)(r)	Lending Club	8/17/2022	18,279	18,279	1,868
191993696.SRDLC, 27.99%, 8/8/2027 (a)(n)(r)	Lending Club	8/10/2022	22,808	22,808	2,331
191995315.SRDLC, 23.99%, 2/17/2028 (a)(n)(r)	Lending Club	8/15/2022	8,156	8,156	1,888
192010930.SRDLC, 30.99%, 8/8/2026 (a)(r)	Lending Club	8/10/2022	912	915	931
192020118.SRDLC, 15.00%, 1/23/2028 (a)(n)(r)	Lending Club	8/25/2022	13,987	14,127	14,107
192023144.SRDLC, 23.99%, 8/30/2027 (a)(r)	Lending Club	8/11/2022	6,972	6,972	7,088
192024041.SRDLC, 24.99%, 12/29/2025 (a)(n)(r)	Lending Club	8/31/2022	3,456	3,456	3,437
192027703.SRDLC, 14.19%, 12/2/2027 (a)(n)(r)	Lending Club	8/04/2022	4,462	4,462	3,661
192039955.SRDLC, 26.49%, 8/26/2025 (a)(r)	Lending Club	8/08/2022	2,751	2,751	2,723
192040896.SRDLC, 28.99%, 8/16/2025 (a)(r)	Lending Club	8/11/2022	4,535	4,551	4,519
192046955.SRDLC, 24.49%, 8/19/2025 (a)(n)(r)	Lending Club	8/23/2022	3,720	3,720	380
192047796.SRDLC, 30.99%, 8/19/2027 (a)(n)(r)	Lending Club	8/23/2022	22,289	22,289	2,278
192054809.SRDLC, 13.19%, 8/12/2027 (a)(n)(r)	Lending Club	8/05/2022	8,785	8,785	8,684
192063068.SRDLC, 27.99%, 8/7/2025 (a)(r)	Lending Club	8/08/2022	886	889	878
192063849.SRDLC, 23.49%, 8/23/2027 (a)(r)	Lending Club	8/23/2022	13,854	13,854	13356
192065862.SRDLC, 16.49%, 8/10/2027 (a)(r)	Lending Club	8/12/2022	2,656	2,656	2,570
192067979.SRDLC, 10.74%, 8/3/2025 (a)(r)	Lending Club	8/05/2022	559	559	545
192069607.SRDLC, 14.54%, 8/5/2025 (a)(r)	Lending Club	8/22/2022	2,429	2,436	2,401
192073469.SRDLC, 30.99%, 8/27/2027 (a)(r)	Lending Club	8/23/2022	15,066	15,160	15,845
192075255.SRDLC, 23.99%, 8/3/2027 (a)(r)	Lending Club	8/05/2022	7,329	7,329	7,394
192078630.SRDLC, 26.49%, 8/10/2026 (a)(n)(r)	Lending Club	8/12/2022	3,039	3,069	2,139
192079366.SRDLC, 28.74%, 8/23/2027 (a)(r)	Lending Club	8/10/2022	7,362	7,420	7,669
192079662.SRDLC, 29.49%, 8/8/2025 (a)(r)	Lending Club	8/10/2022	3,181	3,181	3,094

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	53

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
192088574.SRDLC, 14.19%, 8/15/2027 (a)(n)(r)	Lending Club	8/08/2022	$12,381	$12,381	$1,265
192095084.SRDLC, 23.99%, 8/4/2027 (a)(r)	Lending Club	8/08/2022	9,161	9,161	9,254
192107400.SRDLC, 16.49%, 8/8/2025 (a)(r)	Lending Club	8/10/2022	1,643	1,643	1,600
192107870.SRDLC, 23.99%, 8/18/2027 (a)(n)(r)	Lending Club	8/08/2022	8,681	8,681	887
192117523.SRDLC, 23.49%, 8/3/2025 (a)(r)	Lending Club	8/04/2022	1,267	1,267	1,231
192123907.SRDLC, 21.99%, 8/5/2025 (a)(r)	Lending Club	8/09/2022	3,114	3,124	3,072
192131702.SRDLC, 19.69%, 8/15/2027 (a)(r)	Lending Club	8/05/2022	10,374	10,374	10,038
192134408.SRDLC, 15.99%, 8/5/2025 (a)(r)	Lending Club	8/09/2022	379	379	373
192139310.SRDLC, 23.99%, 8/5/2027 (a)(r)	Lending Club	8/09/2022	10,571	10,571	10,683
192143725.SRDLC, 23.99%, 8/5/2027 (a)(r)	Lending Club	8/09/2022	1,365	1,365	1,376
192147934.SRDLC, 16.69%, 8/22/2027 (a)(r)	Lending Club	8/10/2022	16,842	16,842	16,565
192153817.SRDLC, 30.99%, 2/15/2026 (a)(n)(r)	Lending Club	8/10/2022	1,415	1,429	395
192165868.SRDLC, 30.99%, 8/19/2027 (a)(n)(r)	Lending Club	8/10/2022	9,680	9,777	989
192173279.SRDLC, 27.99%, 2/15/2026 (a)(r)	Lending Club	8/17/2022	8,087	8,087	7,805
192183697.SRDLC, 22.99%, 8/19/2025 (a)(n)(r)	Lending Club	8/10/2022	3,494	3,494	357
192187274.SRDLC, 15.74%, 8/8/2025 (a)(r)	Lending Club	8/10/2022	5,874	5,892	5,789
192192717.SRDLC, 10.99%, 8/10/2027 (a)(r)	Lending Club	8/12/2022	8,224	8,224	7,878
192193246.SRDLC, 16.99%, 8/8/2025 (a)(n)(r)	Lending Club	8/10/2022	1,097	1,108	64
192198391.SRDLC, 28.99%, 8/22/2027 (a)(r)	Lending Club	8/24/2022	7,009	7,009	7,347
192200565.SRDLC, 24.99%, 8/21/2025 (a)(r)	Lending Club	8/10/2022	5,550	5,585	5,542
192209553.SRDLC, 30.99%, 8/17/2027 (a)(r)	Lending Club	8/10/2022	5,264	5,303	5,512
192223354.SRDLC, 23.99%, 8/8/2027 (a)(n)(r)	Lending Club	8/10/2022	31,477	31,477	3,217
192229952.SRDLC, 18.99%, 8/10/2025 (a)(r)	Lending Club	8/12/2022	2,118	2,138	2,093
192235260.SRDLC, 23.99%, 8/8/2027 (a)(r)	Lending Club	8/10/2022	6,237	6,237	6,309
192237494.SRDLC, 20.49%, 8/25/2027 (a)(r)	Lending Club	8/12/2022	4,185	4,185	4,094
192238273.SRDLC, 30.99%, 8/5/2025 (a)(n)(r)	Lending Club	9/01/2022	2,040	2,060	208
192238825.SRDLC, 20.74%, 8/8/2027 (a)(r)	Lending Club	8/10/2022	13,285	13,285	12,930
192242182.SRDLC, 17.49%, 8/8/2025 (a)(r)	Lending Club	8/10/2022	278	279	275
192247384.SRDLC, 24.49%, 8/8/2027 (a)(r)	Lending Club	8/10/2022	8,488	8,546	8,648
192252952.SRDLC, 29.49%, 5/17/2028 (a)(r)	Lending Club	8/10/2022	5,015	5,015	5,017
192256223.SRDLC, 19.99%, 8/8/2025 (a)(r)	Lending Club	8/10/2022	1,176	1,180	1,160
192264548.SRDLC, 19.99%, 8/15/2025 (a)(r)	Lending Club	8/10/2022	857	859	846
192264740.SRDLC, 19.99%, 8/8/2025 (a)(n)(r)	Lending Club	8/10/2022	8,036	8,116	821
192266752.SRDLC, 16.49%, 8/13/2027 (a)(r)	Lending Club	8/10/2022	7,010	7,010	6,874
192269870.SRDLC, 30.99%, 8/8/2025 (a)(r)	Lending Club	8/10/2022	375	376	372
192281994.SRDLC, 23.99%, 8/9/2027 (a)(n)(r)	Lending Club	8/11/2022	628	628	64
192283274.SRDLC, 24.99%, 8/11/2025 (a)(r)	Lending Club	8/15/2022	1,493	1,498	1,489
192283329.SRDLC, 16.99%, 8/8/2025 (a)(r)	Lending Club	8/10/2022	3,302	3,312	3,262
192289140.SRDLC, 27.99%, 8/8/2025 (a)(r)	Lending Club	8/10/2022	1,825	1,831	1,814
192292011.SRDLC, 28.99%, 8/8/2026 (a)(r)	Lending Club	8/10/2022	1,078	1,084	1,102
192292446.SRDLC, 23.99%, 8/9/2027 (a)(r)	Lending Club	8/11/2022	8,386	8,386	8,488
192292509.SRDLC, 18.49%, 8/24/2025 (a)(n)(r)	Lending Club	8/11/2022	3,854	3,854	394
192292874.SRDLC, 17.99%, 8/12/2025 (a)(r)	Lending Club	8/16/2022	1,167	1,170	1,154
192294945.SRDLC, 20.99%, 8/26/2027 (a)(r)	Lending Club	8/30/2022	5,372	5,409	5,447
192296019.SRDLC, 30.99%, 8/2/2027 (a)(r)	Lending Club	8/17/2022	4,007	4,007	4,164
192299352.SRDLC, 25.99%, 8/25/2025 (a)(r)	Lending Club	8/12/2022	1,865	1,865	1,850
192303177.SRDLC, 24.99%, 8/16/2025 (a)(r)	Lending Club	8/12/2022	1,441	1,446	1,434
192306426.SRDLC, 19.99%, 8/26/2025 (a)(n)(r)	Lending Club	8/30/2022	2,825	2,853	289
192308073.SRDLC, 18.74%, 2/8/2028 (a)(n)(r)	Lending Club	8/10/2022	16,785	16,953	3,644
192333305.SRDLC, 23.99%, 8/16/2027 (a)(r)	Lending Club	8/12/2022	10,669	10,669	10,776
192333734.SRDLC, 30.49%, 9/17/2027 (a)(n)(r)	Lending Club	9/07/2022	11,143	11,143	1,139
192338100.SRDLC, 14.69%, 8/11/2027 (a)(r)	Lending Club	8/15/2022	7,843	7,843	7,713

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

54	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
192338257.SRDLC, 18.49%, 8/9/2025 (a)(r)	Lending Club	8/11/2022	$8,374	$8,400	$8,274
192344065.SRDLC, 12.74%, 8/9/2025 (a)(r)	Lending Club	8/11/2022	634	634	618
192356023.SRDLC, 23.99%, 8/15/2025 (a)(r)	Lending Club	8/15/2022	4,267	4,267	4,169
192359015.SRDLC, 13.99%, 6/20/2028 (a)(n)(r)	Lending Club	8/12/2022	6,129	6,129	5,804
192359709.SRDLC, 30.99%, 8/10/2025 (a)(r)	Lending Club	8/12/2022	1,058	1,062	1,053
192367518.SRDLC, 13.39%, 12/11/2025 (a)(n)(r)	Lending Club	8/15/2022	19,158	19,158	1,958
192370079.SRDLC, 30.49%, 8/20/2027 (a)(r)	Lending Club	8/12/2022	10,225	10,308	10,639
192373124.SRDLC, 30.99%, 8/30/2026 (a)(n)(r)	Lending Club	9/01/2022	347	350	35
192373917.SRDLC, 25.49%, 9/1/2025 (a)(r)	Lending Club	8/24/2022	1,917	1,924	1,885
192379595.SRDLC, 13.99%, 8/15/2027 (a)(r)	Lending Club	8/17/2022	10,399	10,399	9,969
192385569.SRDLC, 24.99%, 8/15/2025 (a)(r)	Lending Club	8/15/2022	1,793	1,793	1,752
192388823.SRDLC, 22.24%, 8/11/2025 (a)(n)(r)	Lending Club	8/15/2022	5,079	5,130	519
192390755.SRDLC, 10.54%, 8/26/2025 (a)(r)	Lending Club	8/15/2022	3,786	3,786	3,726
192398119.SRDLC, 8.59%, 8/16/2025 (a)(r)	Lending Club	8/25/2022	3,259	3,259	3,209
192400720.SRDLC, 22.99%, 8/14/2027 (a)(n)(r)	Lending Club	8/16/2022	7,370	7,370	753
192404623.SRDLC, 23.99%, 9/7/2027 (a)(r)	Lending Club	8/22/2022	3,054	3,054	3,048
192407409.SRDLC, 10.29%, 8/3/2025 (a)(r)	Lending Club	8/16/2022	3,675	3,675	3,608
192409831.SRDLC, 23.49%, 8/15/2027 (a)(r)	Lending Club	8/15/2022	10,578	10,650	10,782
192413613.SRDLC, 20.99%, 11/11/2024 (a)(n)(r)	Lending Club	8/15/2022	312	315	32
192416611.SRDLC, 10.79%, 8/15/2025 (a)(r)	Lending Club	8/16/2022	5,328	5,328	5,237
192420352.SRDLC, 16.69%, 8/27/2027 (a)(r)	Lending Club	8/16/2022	24,204	24,204	23,855
192422507.SRDLC, 11.84%, 8/24/2025 (a)(r)	Lending Club	8/26/2022	9,422	9,422	9,293
192427492.SRDLC, 17.89%, 8/12/2025 (a)(n)(r)	Lending Club	8/16/2022	5,542	5,542	566
192427494.SRDLC, 23.99%, 1/15/2026 (a)(n)(r)	Lending Club	8/17/2022	7,621	7,621	6,097
192428920.SRDLC, 16.24%, 8/18/2027 (a)(r)	Lending Club	8/22/2022	9,941	9,941	9,619
192431792.SRDLC, 21.49%, 8/15/2027 (a)(r)	Lending Club	8/17/2022	6,915	6,915	6,855
192435997.SRDLC, 10.29%, 8/26/2025 (a)(r)	Lending Club	8/30/2022	2,041	2,041	2,014
192441361.SRDLC, 28.99%, 8/25/2027 (a)(n)(r)	Lending Club	8/24/2022	8,984	8,984	9,382
192448747.SRDLC, 23.99%, 8/15/2025 (a)(n)(r)	Lending Club	8/17/2022	1,292	1,292	132
192468743.SRDLC, 10.79%, 8/15/2025 (a)(r)	Lending Club	8/17/2022	1,243	1,243	1,224
192474798.SRDLC, 18.24%, 8/1/2025 (a)(r)	Lending Club	8/17/2022	1,951	1,951	1,923
192479865.SRDLC, 23.74%, 8/28/2025 (a)(n)(r)	Lending Club	8/19/2022	4,587	4,587	871
192481710.SRDLC, 14.69%, 8/15/2027 (a)(r)	Lending Club	8/17/2022	18,309	18,309	18,023
192511932.SRDLC, 18.24%, 8/15/2025 (a)(r)	Lending Club	8/17/2022	95	95	94
192512046.SRDLC, 24.99%, 8/29/2027 (a)(r)	Lending Club	8/31/2022	2,839	2,839	2,904
192514171.SRDLC, 7.59%, 8/15/2025 (a)(r)	Lending Club	8/17/2022	1,655	1,655	1,627
192516798.SRDLC, 25.99%, 8/17/2027 (a)(n)(r)	Lending Club	8/19/2022	8,850	8,850	905
192521291.SRDLC, 24.44%, 8/15/2025 (a)(n)(r)	Lending Club	8/17/2022	272	272	269
192526019.SRDLC, 15.00%, 2/2/2028 (a)(n)(r)	Lending Club	8/23/2022	5,218	5,218	5,065
192533157.SRDLC, 16.74%, 8/15/2025 (a)(r)	Lending Club	8/17/2022	2,471	2,478	2,447
192539008.SRDLC, 8.84%, 8/15/2025 (a)(r)	Lending Club	8/17/2022	8,838	8,838	8,701
192540719.SRDLC, 10.54%, 1/19/2026 (a)(n)(r)	Lending Club	8/17/2022	5,696	5,696	5,562
192545623.SRDLC, 25.74%, 8/17/2027 (a)(r)	Lending Club	8/19/2022	7,852	7,852	7,976
192559734.SRDLC, 9.09%, 8/16/2025 (a)(r)	Lending Club	8/18/2022	3,666	3,666	3,610
192565665.SRDLC, 28.99%, 8/30/2027 (a)(n)(r)	Lending Club	8/24/2022	11,320	11,320	11,866
192568630.SRDLC, 20.99%, 8/16/2025 (a)(n)(r)	Lending Club	8/18/2022	6,028	6,089	616
192575011.SRDLC, 30.99%, 8/29/2025 (a)(r)	Lending Club	8/31/2022	2,622	2,631	2,642
192578477.SRDLC, 19.49%, 8/21/2025 (a)(r)	Lending Club	8/18/2022	2,010	2,016	1,995
192579359.SRDLC, 32.39%, 8/8/2027 (a)(r)	Lending Club	8/18/2022	6,892	6,951	7,152
192582047.SRDLC, 15.74%, 8/23/2025 (a)(n)(r)	Lending Club	8/19/2022	3,680	3,680	3,634
192585807.SRDLC, 25.99%, 8/19/2025 (a)(r)	Lending Club	8/23/2022	2,511	2,511	2,493
192590629.SRDLC, 30.99%, 9/2/2025 (a)(n)(r)	Lending Club	8/23/2022	1,858	1,877	320

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	55

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
192605471.SRDLC, 10.79%, 8/18/2025 (a)(r)	Lending Club	8/22/2022	$1,169	$1,169	$1,152
192607073.SRDLC, 29.99%, 8/19/2027 (a)(n)(r)	Lending Club	8/23/2022	6,975	6,975	1,218
192608111.SRDLC, 23.49%, 8/17/2027 (a)(r)	Lending Club	8/19/2022	5,617	5,655	5,755
192608673.SRDLC, 30.99%, 8/17/2025 (a)(r)	Lending Club	8/19/2022	1,873	1,880	1,872
192610948.SRDLC, 23.49%, 8/24/2025 (a)(r)	Lending Club	8/26/2022	3,333	3,345	3,332
192613924.SRDLC, 19.94%, 8/30/2027 (a)(r)	Lending Club	8/22/2022	17,992	17,992	17,652
192614412.SRDLC, 25.99%, 8/17/2025 (a)(r)	Lending Club	8/19/2022	8,610	8,639	8,607
192622579.SRDLC, 16.49%, 8/23/2027 (a)(r)	Lending Club	8/23/2022	16,129	16,129	15,624
192629073.SRDLC, 32.39%, 8/29/2027 (a)(r)	Lending Club	8/23/2022	11,323	11,408	11,964
192631895.SRDLC, 19.99%, 8/17/2025 (a)(r)	Lending Club	8/19/2022	3,397	3,408	3,369
192634375.SRDLC, 13.99%, 2/17/2026 (a)(n)(r)	Lending Club	8/19/2022	21,052	21,052	5,339
192637025.SRDLC, 30.99%, 8/18/2025 (a)(n)(r)	Lending Club	8/22/2022	2,128	2,149	217
192639185.SRDLC, 25.99%, 8/19/2027 (a)(r)	Lending Club	8/23/2022	7,840	7,840	7,936
192640791.SRDLC, 30.99%, 10/28/2026 (a)(n)(r)	Lending Club	8/22/2022	1,575	1,591	161
192642800.SRDLC, 30.99%, 8/31/2025 (a)(r)	Lending Club	8/23/2022	1,482	1,489	1,482
192645606.SRDLC, 16.19%, 8/19/2025 (a)(r)	Lending Club	8/23/2022	3,277	3,277	3,240
192646300.SRDLC, 30.99%, 4/26/2026 (a)(n)(r)	Lending Club	8/30/2022	3,922	3,961	401
192655658.SRDLC, 24.49%, 8/19/2025 (a)(r)	Lending Club	8/23/2022	2,833	2,833	2,772
192662250.SRDLC, 29.49%, 8/19/2025 (a)(r)	Lending Club	8/23/2022	9,248	9,248	9,065
192662590.SRDLC, 26.49%, 8/4/2025 (a)(n)(r)	Lending Club	8/23/2022	3,819	3,819	196
192666442.SRDLC, 20.49%, 8/31/2027 (a)(n)(r)	Lending Club	8/30/2022	9,288	9,288	949
192668976.SRDLC, 22.49%, 8/22/2027 (a)(n)(r)	Lending Club	8/24/2022	3,594	3,594	367
192671256.SRDLC, 32.39%, 8/17/2027 (a)(r)	Lending Club	8/23/2022	14,845	14,845	15,569
192681682.SRDLC, 29.49%, 8/25/2025 (a)(n)(r)	Lending Club	8/23/2022	14,058	14,058	1,437
192682285.SRDLC, 15.99%, 8/19/2025 (a)(r)	Lending Club	8/23/2022	3,270	3,270	3,197
192691765.SRDLC, 30.99%, 8/28/2025 (a)(n)(r)	Lending Club	8/23/2022	1,390	1,404	142
192694158.SRDLC, 25.99%, 8/19/2025 (a)(r)	Lending Club	8/23/2022	2,152	2,152	2,137
192694190.SRDLC, 21.99%, 8/19/2028 (a)(r)	Lending Club	8/23/2022	5,552	5,593	5,475
192698444.SRDLC, 11.29%, 9/1/2025 (a)(r)	Lending Club	9/06/2022	5,656	5,638	5,544
192702036.SRDLC, 26.49%, 8/19/2027 (a)(r)	Lending Club	8/23/2022	8,614	8,614	8,595
192704436.SRDLC, 16.94%, 8/26/2027 (a)(r)	Lending Club	8/30/2022	14,664	14,664	14,485
192708355.SRDLC, 32.39%, 8/23/2027 (a)(r)	Lending Club	8/23/2022	14,206	14,332	14,975
192713407.SRDLC, 18.99%, 8/19/2025 (a)(r)	Lending Club	8/23/2022	1,009	1,013	1,002
192726339.SRDLC, 24.49%, 8/22/2025 (a)(r)	Lending Club	8/24/2022	1,062	1,062	1,043
192743620.SRDLC, 17.24%, 8/23/2025 (a)(r)	Lending Club	8/25/2022	1,324	1,328	1,314
192746030.SRDLC, 25.49%, 4/12/2028 (a)(n)(r)	Lending Club	9/14/2022	22,307	22,084	5,092
192749125.SRDLC, 32.39%, 8/22/2027 (a)(r)	Lending Club	8/24/2022	9,091	9,091	9,529
192759832.SRDLC, 22.99%, 8/31/2027 (a)(r)	Lending Club	8/24/2022	16,916	16,916	17,150
192766943.SRDLC, 22.99%, 8/29/2027 (a)(r)	Lending Club	8/31/2022	12,590	12,672	12,985
192771675.SRDLC, 25.99%, 8/22/2027 (a)(r)	Lending Club	8/24/2022	12,156	12,156	12,380
192775167.SRDLC, 26.99%, 8/22/2025 (a)(r)	Lending Club	8/24/2022	1,086	1,090	1,089
192776232.SRDLC, 29.99%, 8/22/2025 (a)(r)	Lending Club	8/24/2022	2,229	2,237	2,235
192776777.SRDLC, 30.74%, 9/11/2025 (a)(n)(r)	Lending Club	9/01/2022	1,339	1,351	1,071
192780614.SRDLC, 23.99%, 8/30/2027 (a)(r)	Lending Club	8/24/2022	3,552	3,577	3,647
192782972.SRDLC, 15.44%, 8/22/2025 (a)(r)	Lending Club	8/24/2022	361	361	357
192789922.SRDLC, 25.99%, 9/6/2027 (a)(n)(r)	Lending Club	9/08/2022	9,838	9,838	5,818
192792740.SRDLC, 30.99%, 8/30/2025 (a)(r)	Lending Club	9/01/2022	4,507	4,544	4,531
192796294.SRDLC, 9.09%, 9/1/2025 (a)(n)(r)	Lending Club	9/06/2022	3,230	3,230	330
192796437.SRDLC, 22.49%, 8/22/2025 (a)(r)	Lending Club	8/24/2022	1,738	1,744	1,727
192800194.SRDLC, 20.99%, 8/23/2025 (a)(r)	Lending Club	8/25/2022	2,400	2,408	2,386
192810627.SRDLC, 19.94%, 8/23/2025 (a)(n)(r)	Lending Club	8/25/2022	3,480	3,480	356
192815018.SRDLC, 20.99%, 8/25/2025 (a)(r)	Lending Club	8/29/2022	2,058	2,062	2,042

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

56	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
192817165.SRDLC, 30.99%, 2/22/2028 (a)(n)(r)	Lending Club	8/24/2022	$10,064	$10,165	$2,593
192817671.SRDLC, 22.99%, 8/29/2025 (a)(n)(r)	Lending Club	8/31/2022	1,655	1,662	1,664
192821713.SRDLC, 29.49%, 8/17/2027 (a)(r)	Lending Club	8/24/2022	2,913	2,913	3,042
192822780.SRDLC, 22.49%, 8/22/2025 (a)(r)	Lending Club	8/24/2022	8,690	8,719	8,636
192824567.SRDLC, 19.74%, 8/23/2025 (a)(r)	Lending Club	8/25/2022	1,084	1,088	1,079
192826738.SRDLC, 28.99%, 8/23/2025 (a)(r)	Lending Club	8/25/2022	552	554	554
192832835.SRDLC, 30.99%, 9/4/2027 (a)(r)	Lending Club	8/25/2022	9,250	9,325	9,486
192835380.SRDLC, 22.99%, 8/23/2025 (a)(r)	Lending Club	8/25/2022	2,270	2,277	2,277
192836364.SRDLC, 20.49%, 8/25/2025 (a)(r)	Lending Club	8/29/2022	819	822	815
192842278.SRDLC, 29.49%, 8/24/2025 (a)(r)	Lending Club	8/26/2022	5,038	5,038	4,935
192845820.SRDLC, 18.49%, 8/3/2025 (a)(r)	Lending Club	8/29/2022	2,213	2,213	2,172
192846539.SRDLC, 26.49%, 8/23/2025 (a)(n)(r)	Lending Club	8/25/2022	706	706	699
192847951.SRDLC, 26.99%, 8/24/2025 (a)(r)	Lending Club	8/26/2022	1,810	1,816	1,818
192855200.SRDLC, 28.99%, 8/26/2027 (a)(r)	Lending Club	8/25/2022	3,081	3,081	3,224
192861177.SRDLC, 26.49%, 8/23/2027 (a)(n)(r)	Lending Club	8/25/2022	4,313	4,313	441
192863062.SRDLC, 30.99%, 8/25/2025 (a)(n)(r)	Lending Club	8/29/2022	4,227	4,269	4,234
192864288.SRDLC, 20.99%, 8/5/2025 (a)(n)(r)	Lending Club	8/29/2022	1,366	1,370	1,340
192867016.SRDLC, 15.19%, 8/25/2027 (a)(r)	Lending Club	8/29/2022	4,334	4,334	4,282
192869569.SRDLC, 11.29%, 8/24/2025 (a)(r)	Lending Club	8/26/2022	4,685	4,685	4,621
192869827.SRDLC, 26.74%, 8/25/2025 (a)(r)	Lending Club	8/29/2022	7,723	7,738	7,764
192876219.SRDLC, 30.99%, 8/31/2025 (a)(n)(r)	Lending Club	9/02/2022	2,989	3,019	149
192876522.SRDLC, 32.39%, 8/25/2027 (a)(r)	Lending Club	8/29/2022	5,974	6,018	6,309
192879657.SRDLC, 15.94%, 8/24/2027 (a)(n)(r)	Lending Club	8/26/2022	11,439	11,439	1,169
192881890.SRDLC, 27.24%, 8/25/2025 (a)(r)	Lending Club	8/29/2022	871	874	875
192885568.SRDLC, 26.99%, 8/25/2025 (a)(n)(r)	Lending Club	8/29/2022	992	1,000	995
192886814.SRDLC, 22.99%, 2/26/2026 (a)(n)(r)	Lending Club	8/30/2022	5,132	5,184	525
192890459.SRDLC, 30.99%, 8/21/2025 (a)(r)	Lending Club	8/29/2022	2,918	2,929	2,927
192891554.SRDLC, 20.24%, 8/24/2025 (a)(r)	Lending Club	8/26/2022	1,703	1,703	1,689
192892859.SRDLC, 25.99%, 2/26/2026 (a)(r)	Lending Club	8/30/2022	3,647	3,662	3,602
192894830.SRDLC, 30.99%, 1/3/2028 (a)(n)(r)	Lending Club	8/30/2022	6,305	6,367	6,276
192895571.SRDLC, 19.99%, 8/26/2025 (a)(r)	Lending Club	8/30/2022	1,019	1,022	1,015
192896950.SRDLC, 12.24%, 8/26/2025 (a)(n)(r)	Lending Club	8/30/2022	9,373	9,373	958
192896989.SRDLC, 25.99%, 8/25/2025 (a)(r)	Lending Club	8/29/2022	723	723	717
192899816.SRDLC, 20.74%, 8/25/2025 (a)(r)	Lending Club	8/29/2022	1,437	1,437	1,431
192902759.SRDLC, 21.99%, 8/26/2027 (a)(n)(r)	Lending Club	8/30/2022	4,646	4,693	1,077
192913549.SRDLC, 22.49%, 8/26/2027 (a)(n)(r)	Lending Club	8/30/2022	11,835	11,835	2,747
192917763.SRDLC, 12.24%, 9/7/2025 (a)(r)	Lending Club	8/30/2022	3,499	3,499	3,422
192923851.SRDLC, 20.99%, 8/26/2025 (a)(r)	Lending Club	8/30/2022	1,029	1,032	1,024
192924727.SRDLC, 25.24%, 8/26/2027 (a)(n)(r)	Lending Club	8/30/2022	8,238	8,238	842
192930139.SRDLC, 25.24%, 8/26/2027 (a)(n)(r)	Lending Club	8/30/2022	16,370	16,370	1,673
192934351.SRDLC, 30.99%, 8/26/2025 (a)(r)	Lending Club	8/30/2022	2,245	2,247	2,258
192949362.SRDLC, 20.74%, 8/30/2025 (a)(r)	Lending Club	9/01/2022	3,420	3,433	3,411
192954826.SRDLC, 15.19%, 8/26/2027 (a)(n)(r)	Lending Club	8/30/2022	10,754	10,754	10,600
192955657.SRDLC, 25.99%, 8/29/2025 (a)(r)	Lending Club	8/31/2022	3,588	3,593	3,596
192956476.SRDLC, 25.74%, 8/29/2027 (a)(r)	Lending Club	8/31/2022	9,279	9,340	9,562
192956853.SRDLC, 16.49%, 8/15/2025 (a)(r)	Lending Club	9/01/2022	2,089	2,096	2,069
192964543.SRDLC, 32.39%, 7/14/2028 (a)(n)(r)	Lending Club	8/31/2022	12,490	12,615	3,139
192966506.SRDLC, 30.99%, 8/29/2025 (a)(n)(r)	Lending Club	8/31/2022	6,858	6,924	701
192979492.SRDLC, 16.69%, 8/29/2026 (a)(r)	Lending Club	8/31/2022	14,570	14,570	14,520
192979855.SRDLC, 26.99%, 8/30/2025 (a)(r)	Lending Club	9/01/2022	312	313	314
192982092.SRDLC, 22.24%, 8/29/2027 (a)(r)	Lending Club	8/31/2022	5,911	5,911	5,802
192989933.SRDLC, 14.94%, 8/29/2027 (a)(n)(r)	Lending Club	8/31/2022	14,720	14,720	2,447

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	57

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
192989998.SRDLC, 30.99%, 8/31/2025 (a)(r)	Lending Club	9/01/2022	$2,233	$2,242	$2,204
192990369.SRDLC, 30.99%, 8/31/2025 (a)(r)	Lending Club	9/02/2022	3,356	3,370	3,385
192991046.SRDLC, 29.99%, 9/3/2025 (a)(n)(r)	Lending Club	9/02/2022	10,837	10,946	1,108
192995083.SRDLC, 32.39%, 9/6/2027 (a)(n)(r)	Lending Club	9/02/2022	9,844	9,942	1,006
192996701.SRDLC, 30.74%, 9/16/2025 (a)(r)	Lending Club	9/06/2022	3,757	3,771	3,743
193000989.SRDLC, 20.99%, 8/29/2025 (a)(r)	Lending Club	8/31/2022	823	823	821
193001021.SRDLC, 25.99%, 8/29/2025 (a)(r)	Lending Club	8/31/2022	645	648	650
193001323.SRDLC, 19.69%, 8/29/2025 (a)(r)	Lending Club	8/31/2022	3,387	3,387	3,378
193005732.SRDLC, 23.99%, 9/2/2027 (a)(n)(r)	Lending Club	8/31/2022	10,811	10,811	10,823
193008719.SRDLC, 25.49%, 8/30/2027 (a)(r)	Lending Club	9/01/2022	9,240	9,200	9,452
193008800.SRDLC, 15.99%, 9/23/2025 (a)(r)	Lending Club	9/27/2022	1,144	1,140	1,130
193011037.SRDLC, 15.74%, 8/30/2025 (a)(r)	Lending Club	9/01/2022	2,773	2,765	2,751
193013525.SRDLC, 31.89%, 8/29/2026 (a)(r)	Lending Club	8/31/2022	2,939	2,955	3,051
193015947.SRDLC, 23.74%, 1/30/2026 (a)(n)(r)	Lending Club	9/01/2022	3,009	3,009	2,986
193016420.SRDLC, 24.69%, 8/29/2027 (a)(r)	Lending Club	8/31/2022	10,625	10,625	10,867
193016442.SRDLC, 24.49%, 8/29/2025 (a)(r)	Lending Club	8/31/2022	2,548	2,556	2,565
193018530.SRDLC, 22.24%, 9/1/2025 (a)(r)	Lending Club	8/31/2022	1,597	1,597	1,569
193019713.SRDLC, 23.49%, 8/29/2025 (a)(r)	Lending Club	8/31/2022	4,209	4,209	4,218
193020910.SRDLC, 13.44%, 8/18/2025 (a)(r)	Lending Club	8/31/2022	2,524	2,524	2,486
193025123.SRDLC, 18.74%, 8/29/2025 (a)(n)(r)	Lending Club	8/31/2022	5,712	5,769	584
193043411.SRDLC, 25.19%, 8/29/2027 (a)(r)	Lending Club	8/31/2022	3,554	3,554	3,635
193043888.SRDLC, 18.49%, 9/27/2025 (a)(r)	Lending Club	9/29/2022	1,829	1,822	1,813
193048715.SRDLC, 18.49%, 8/29/2025 (a)(r)	Lending Club	8/31/2022	8,040	8,064	7,976
193049189.SRDLC, 25.49%, 8/29/2025 (a)(n)(r)	Lending Club	8/31/2022	2,854	2,882	292
193051392.SRDLC, 24.99%, 9/16/2027 (a)(r)	Lending Club	9/20/2022	14,665	14,559	14,868
193051775.SRDLC, 24.49%, 9/20/2027 (a)(r)	Lending Club	9/12/2022	3,897	3,858	3,945
193067174.SRDLC, 10.79%, 9/3/2025 (a)(n)(r)	Lending Club	8/31/2022	17,489	17,489	1,787
193070371.SRDLC, 30.99%, 5/25/2028 (a)(r)	Lending Club	9/16/2022	4,647	4,688	4,761
193075353.SRDLC, 26.49%, 8/31/2027 (a)(n)(r)	Lending Club	9/02/2022	7,568	7,644	773
193079923.SRDLC, 20.99%, 8/30/2025 (a)(r)	Lending Club	9/01/2022	514	516	512
193081235.SRDLC, 16.19%, 8/29/2027 (a)(n)(r)	Lending Club	8/31/2022	8,660	8,660	774
193081267.SRDLC, 30.99%, 8/29/2025 (a)(n)(r)	Lending Club	8/31/2022	323	326	58
193085767.SRDLC, 27.74%, 8/30/2025 (a)(n)(r)	Lending Club	9/01/2022	4,328	4,371	4,351
193085811.SRDLC, 22.49%, 8/31/2027 (a)(r)	Lending Club	9/02/2022	4,870	4,840	4,783
193088858.SRDLC, 28.99%, 8/30/2027 (a)(r)	Lending Club	9/01/2022	8,031	8,094	8,512
193089979.SRDLC, 23.49%, 8/30/2025 (a)(n)(r)	Lending Club	9/01/2022	3,671	3,707	3,674
193106592.SRDLC, 24.49%, 9/29/2027 (a)(r)	Lending Club	9/06/2022	5,852	5,810	5,969
193107288.SRDLC, 23.99%, 8/31/2027 (a)(r)	Lending Club	9/02/2022	17,589	17,479	18,009
193109985.SRDLC, 32.39%, 9/9/2027 (a)(n)(r)	Lending Club	9/08/2022	4,334	4,345	443
193110078.SRDLC, 20.99%, 8/31/2025 (a)(r)	Lending Club	9/02/2022	685	690	683
193110115.SRDLC, 20.99%, 9/7/2025 (a)(r)	Lending Club	9/09/2022	1,122	1,126	1,106
193110233.SRDLC, 25.99%, 1/4/2026 (a)(n)(r)	Lending Club	9/01/2022	8,047	8,127	822
193110550.SRDLC, 22.99%, 7/15/2026 (a)(n)(r)	Lending Club	9/01/2022	5,925	5,985	4,371
193120148.SRDLC, 28.99%, 8/31/2027 (a)(r)	Lending Club	9/02/2022	14,573	14,688	15,452
193124504.SRDLC, 27.24%, 8/31/2025 (a)(r)	Lending Club	9/02/2022	361	363	364
193125411.SRDLC, 21.49%, 8/31/2025 (a)(r)	Lending Club	9/02/2022	1,717	1,724	1,713
193127470.SRDLC, 30.99%, 9/8/2025 (a)(r)	Lending Club	9/12/2022	3,257	3,270	3,235
193132810.SRDLC, 24.49%, 8/31/2027 (a)(r)	Lending Club	9/02/2022	6,775	6,820	6,990
193133835.SRDLC, 18.49%, 1/1/2026 (a)(n)(r)	Lending Club	9/06/2022	4,831	4,831	494
193147466.SRDLC, 23.99%, 9/15/2027 (a)(n)(r)	Lending Club	9/06/2022	25,793	25,793	2,636
193150159.SRDLC, 30.99%, 8/31/2025 (a)(r)	Lending Club	9/02/2022	895	899	903
193178153.SRDLC, 9.59%, 9/7/2027 (a)(r)	Lending Club	9/09/2022	11,526	11,453	11,016

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

58	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
193178177.SRDLC, 17.19%, 9/21/2027 (a)(r)	Lending Club	9/08/2022	$19,970	$19,833	$19,590
193185229.SRDLC, 30.99%, 9/22/2027 (a)(n)(r)	Lending Club	9/09/2022	3,478	3,486	355
193213965.SRDLC, 26.99%, 9/22/2025 (a)(r)	Lending Club	9/26/2022	2,826	2,838	2,830
193225539.SRDLC, 32.39%, 9/15/2027 (a)(n)(r)	Lending Club	9/07/2022	7,455	7,473	1,909
193245917.SRDLC, 15.99%, 9/12/2025 (a)(r)	Lending Club	9/14/2022	2,574	2,565	2,534
193266605.SRDLC, 32.39%, 9/15/2027 (a)(r)	Lending Club	9/08/2022	15,324	15,279	15,890
193273526.SRDLC, 25.99%, 9/7/2025 (a)(n)(r)	Lending Club	9/09/2022	1,740	1,745	1,392
193279016.SRDLC, 9.59%, 9/2/2025 (a)(r)	Lending Club	9/16/2022	2,495	2,487	2,445
193287070.SRDLC, 18.19%, 9/11/2026 (a)(r)	Lending Club	9/08/2022	1,431	1,423	1,452
193294673.SRDLC, 20.44%, 9/20/2027 (a)(n)(r)	Lending Club	9/08/2022	12,036	12,036	1,230
193299697.SRDLC, 13.99%, 9/7/2025 (a)(r)	Lending Club	9/09/2022	1,965	1,958	1,914
193309315.SRDLC, 15.99%, 9/6/2025 (a)(r)	Lending Club	9/08/2022	2,860	2,850	2811
193322974.SRDLC, 31.74%, 9/7/2027 (a)(n)(r)	Lending Club	9/09/2022	4,193	4,203	429
193330824.SRDLC, 22.74%, 10/11/2027 (a)(n)(r)	Lending Club	10/13/2022	10,458	10,388	10,537
193333795.SRDLC, 25.99%, 9/8/2025 (a)(r)	Lending Club	9/12/2022	1,953	1,960	1,939
193341840.SRDLC, 32.39%, 9/15/2027 (a)(n)(r)	Lending Club	9/29/2022	11,231	11,343	1,148
193347562.SRDLC, 18.24%, 9/20/2025 (a)(r)	Lending Club	9/13/2022	5,338	5,356	5,271
193348242.SRDLC, 25.49%, 9/7/2027 (a)(r)	Lending Club	9/09/2022	5,814	5,855	5,901
193355104.SRDLC, 10.79%, 9/19/2025 (a)(r)	Lending Club	9/21/2022	11,921	11,826	11,707
193357114.SRDLC, 13.19%, 9/22/2025 (a)(r)	Lending Club	9/12/2022	5,319	5,301	5,220
193359361.SRDLC, 24.24%, 9/9/2025 (a)(r)	Lending Club	9/13/2022	664	661	658
193363726.SRDLC, 27.99%, 9/16/2024 (a)(n)(r)(s)	Lending Club	9/20/2022	8,761	8,849	895
193378827.SRDLC, 15.99%, 9/27/2025 (a)(n)(r)	Lending Club	9/14/2022	12,251	12,129	1,252
193390533.SRDLC, 30.99%, 9/4/2027 (a)(n)(r)	Lending Club	9/14/2022	5,251	5,304	537
193392433.SRDLC, 21.49%, 9/8/2025 (a)(r)	Lending Club	9/12/2022	1,878	1,885	1,852
193401898.SRDLC, 28.99%, 9/12/2025 (a)(r)	Lending Club	9/14/2022	2,673	2,663	2,599
193402913.SRDLC, 26.49%, 9/16/2025 (a)(n)(r)	Lending Club	9/20/2022	3,201	3,169	327
193405242.SRDLC, 24.49%, 9/22/2025 (a)(r)	Lending Club	9/27/2022	1,461	1,455	1,432
193413820.SRDLC, 32.39%, 10/25/2027 (a)(n)(r)	Lending Club	9/13/2022	4,666	4,713	—
193427219.SRDLC, 28.99%, 9/30/2025 (a)(r)	Lending Club	9/23/2022	8,168	8,139	7,931
193432417.SRDLC, 13.69%, 9/15/2025 (a)(n)(r)	Lending Club	9/14/2022	19,431	19,236	1,986
193442527.SRDLC, 25.99%, 9/27/2025 (a)(r)	Lending Club	9/14/2022	1,185	1,190	1,185
193469852.SRDLC, 14.54%, 9/27/2025 (a)(r)	Lending Club	9/14/2022	860	862	851
193490277.SRDLC, 25.99%, 9/12/2025 (a)(r)	Lending Club	9/14/2022	468	470	466
193491097.SRDLC, 25.49%, 4/12/2028 (a)(r)	Lending Club	9/14/2022	4,934	4,983	4,849
193502349.SRDLC, 21.99%, 9/21/2025 (a)(r)	Lending Club	9/16/2022	2,742	2,752	2,710
193514957.SRDLC, 24.99%, 9/20/2027 (a)(r)	Lending Club	9/19/2022	23,142	22,976	23,417
193519115.SRDLC, 30.99%, 9/19/2025 (a)(n)(r)	Lending Club	9/14/2022	2,219	2,228	2,208
193525822.SRDLC, 20.49%, 9/20/2025 (a)(r)	Lending Club	9/22/2022	1,564	1,558	1,551
193543089.SRDLC, 25.19%, 9/27/2027 (a)(r)	Lending Club	9/29/2022	7,217	7,144	7,334
193565598.SRDLC, 15.99%, 9/16/2025 (a)(r)	Lending Club	9/20/2022	943	940	924
193582949.SRDLC, 18.49%, 9/16/2025 (a)(n)(r)	Lending Club	9/20/2022	11,580	11,538	11,333
193602909.SRDLC, 24.49%, 9/15/2027 (a)(r)	Lending Club	9/19/2022	6,495	6,541	6,628
193639194.SRDLC, 20.49%, 9/19/2027 (a)(n)(r)	Lending Club	9/21/2022	7,154	7,104	6,974
193640201.SRDLC, 32.39%, 9/19/2027 (a)(r)	Lending Club	9/21/2022	7,684	7,607	7,726
193645928.SRDLC, 19.49%, 4/1/2028 (a)(r)	Lending Club	9/20/2022	2,819	2,836	2,813
193693368.SRDLC, 19.99%, 9/23/2025 (a)(r)	Lending Club	9/27/2022	1,334	1,339	1,325
193696796.SRDLC, 32.39%, 9/16/2027 (a)(r)	Lending Club	9/20/2022	15,201	15,315	15,929
193700025.SRDLC, 24.94%, 9/22/2025 (a)(r)	Lending Club	9/21/2022	781	778	777
193704775.SRDLC, 20.99%, 10/7/2027 (a)(r)	Lending Club	10/12/2022	7,180	7,193	7,186
193709519.SRDLC, 9.09%, 9/23/2025 (a)(r)	Lending Club	9/27/2022	1,641	1,635	1,616
193712658.SRDLC, 29.74%, 9/26/2025 (a)(r)	Lending Club	9/28/2022	2,418	2,428	2,430

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	59

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
193717551.SRDLC, 21.99%, 9/27/2025 (a)(n)(r)	Lending Club	9/29/2022	$4,943	$4,993	$505
193719168.SRDLC, 22.49%, 9/19/2027 (a)(r)	Lending Club	9/21/2022	7,114	7,063	6,943
193722521.SRDLC, 30.99%, 9/26/2027 (a)(r)	Lending Club	9/27/2022	18,462	18,609	19,429
193741451.SRDLC, 29.99%, 9/5/2025 (a)(n)(r)	Lending Club	9/29/2022	1,544	1,551	1,523
193814373.SRDLC, 30.99%, 9/21/2025 (a)(r)	Lending Club	9/23/2022	1,344	1,349	1,345
193823411.SRDLC, 30.99%, 3/22/2026 (a)(n)(r)	Lending Club	9/26/2022	8,502	8,587	869
193845623.SRDLC, 20.24%, 9/30/2027 (a)(n)(r)	Lending Club	9/28/2022	7,616	7,540	778
193847911.SRDLC, 20.19%, 9/23/2025 (a)(r)	Lending Club	9/27/2022	1,853	1,835	1,840
193864910.SRDLC, 12.69%, 9/26/2025 (a)(r)	Lending Club	9/28/2022	6,932	6,908	6,828
193891725.SRDLC, 14.19%, 9/29/2027 (a)(n)(r)	Lending Club	10/03/2022	22,063	21,843	2,590
193897869.SRDLC, 23.49%, 9/26/2027 (a)(r)	Lending Club	9/28/2022	10,747	10,664	10,351
193900889.SRDLC, 22.49%, 9/26/2027 (a)(r)	Lending Club	9/28/2022	14,512	14,409	14,205
193904883.SRDLC, 30.99%, 9/23/2025 (a)(r)	Lending Club	9/27/2022	1,221	1,226	1,225
193919332.SRDLC, 30.99%, 10/31/2025 (a)(n)(r)	Lending Club	10/19/2022	8,262	8,179	844
193925110.SRDLC, 19.19%, 1/26/2026 (a)(n)(r)	Lending Club	9/28/2022	1,273	1,261	330
193926621.SRDLC, 10.00%, 11/27/2025 (a)(n)(r)	Lending Club	9/29/2022	925	933	885
193939471.SRDLC, 32.39%, 10/14/2027 (a)(r)	Lending Club	10/11/2022	5,108	5,121	5,296
193940880.SRDLC, 22.49%, 9/26/2027 (a)(r)	Lending Club	9/28/2022	14,227	14,126	13,926
193956137.SRDLC, 24.99%, 10/27/2027 (a)(n)(r)	Lending Club	10/07/2022	20,965	21,175	2,143
193976442.SRDLC, 29.99%, 2/28/2026 (a)(r)	Lending Club	10/26/2022	5,508	5,519	5,463
193981563.SRDLC, 25.49%, 9/26/2027 (a)(r)	Lending Club	9/28/2022	6,322	6,276	6,438
193990313.SRDLC, 27.99%, 9/26/2025 (a)(n)(r)	Lending Club	9/28/2022	2,417	2,441	247
193993362.SRDLC, 23.99%, 9/26/2027 (a)(r)	Lending Club	9/28/2022	11,149	11,222	11,379
193996097.SRDLC, 22.99%, 9/26/2025 (a)(n)(r)	Lending Club	9/28/2022	2,261	2,283	231
194006210.SRDLC, 19.99%, 10/15/2027 (a)(r)	Lending Club	10/06/2022	12,943	12,849	12,568
194027078.SRDLC, 29.99%, 10/4/2025 (a)(r)	Lending Club	10/06/2022	568	568	560
194040422.SRDLC, 20.99%, 9/27/2025 (a)(r)	Lending Club	9/29/2022	1,309	1,314	1,301
194042196.SRDLC, 22.99%, 9/27/2025 (a)(r)	Lending Club	9/29/2022	2,285	2,293	2,283
194051376.SRDLC, 13.19%, 10/6/2027 (a)(r)	Lending Club	10/11/2022	20,290	20,155	20,024
194051674.SRDLC, 15.99%, 9/28/2025 (a)(r)	Lending Club	9/30/2022	1,792	1,785	1,768
194073006.SRDLC, 25.99%, 9/5/2027 (a)(n)(r)	Lending Club	10/03/2022	4,867	4,831	4,867
194120451.SRDLC, 27.99%, 10/6/2025 (a)(r)	Lending Club	10/11/2022	5,657	5,634	5,535
194126529.SRDLC, 28.99%, 10/18/2027 (a)(r)	Lending Club	10/20/2022	4,544	4,510	4,721
194127079.SRDLC, 30.99%, 10/24/2025 (a)(r)	Lending Club	10/26/2022	1,755	1,757	1,758
194158910.SRDLC, 16.49%, 10/19/2027 (a)(r)	Lending Club	10/06/2022	9,571	9,506	9,329
194170547.SRDLC, 22.49%, 10/13/2025 (a)(n)(r)	Lending Club	10/17/2022	17,954	18,134	1,835
194236594.SRDLC, 24.94%, 2/19/2026 (a)(n)(r)	Lending Club	10/07/2022	5,899	5,840	587
194256083.SRDLC, 26.49%, 10/4/2026 (a)(r)	Lending Club	10/06/2022	5,276	5,284	5,390
194264252.SRDLC, 25.44%, 10/12/2027 (a)(r)	Lending Club	10/14/2022	8,514	8,452	8,574
194266501.SRDLC, 30.99%, 10/11/2025 (a)(r)	Lending Club	10/13/2022	2,194	2,196	2,179
194279737.SRDLC, 19.24%, 10/4/2026 (a)(n)(r)	Lending Club	10/06/2022	5,941	5,950	5,968
194284598.SRDLC, 24.49%, 10/20/2025 (a)(r)	Lending Club	10/13/2022	2,033	2,025	1,977
194290005.SRDLC, 32.39%, 10/14/2027 (a)(r)	Lending Club	10/18/2022	7,730	7,743	8,066
194324741.SRDLC, 32.39%, 10/6/2027 (a)(r)	Lending Club	10/11/2022	15,460	15,489	16,044
194326877.SRDLC, 27.24%, 10/11/2025 (a)(r)	Lending Club	10/13/2022	5,112	5,117	5,078
194363819.SRDLC, 30.99%, 10/7/2025 (a)(n)(r)	Lending Club	10/12/2022	2,348	2,372	1,879
194389212.SRDLC, 32.39%, 10/14/2027 (a)(n)(r)	Lending Club	10/13/2022	11,495	11,409	11,905
194389850.SRDLC, 22.99%, 10/18/2025 (a)(r)	Lending Club	10/13/2022	4,168	4,172	4,129
194389865.SRDLC, 10.79%, 10/11/2025 (a)(r)	Lending Club	10/13/2022	1,294	1,289	1,268
194405751.SRDLC, 16.49%, 10/11/2027 (a)(r)	Lending Club	10/13/2022	9,721	9,654	9,367
194424781.SRDLC, 18.49%, 10/21/2024 (a)(n)(r)(s)	Lending Club	10/25/2022	3,077	3,108	314
194430048.SRDLC, 15.19%, 10/14/2025 (a)(r)	Lending Club	10/18/2022	3,839	3,824	3,775

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

60	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
194431904.SRDLC, 24.49%, 10/11/2027 (a)(r)	Lending Club	10/13/2022	$7,358	$7,305	$7,375
194435945.SRDLC, 16.99%, 10/18/2025 (a)(r)	Lending Club	10/20/2022	1,172	1,174	1,157
194455826.SRDLC, 21.24%, 10/11/2027 (a)(r)	Lending Club	10/13/2022	14,386	14,283	13,969
194459017.SRDLC, 23.99%, 10/11/2027 (a)(r)	Lending Club	10/13/2022	18,340	18,356	18,485
194479316.SRDLC, 11.29%, 11/14/2025 (a)(r)	Lending Club	11/16/2022	6,008	5,976	5,880
194484669.SRDLC, 20.99%, 10/11/2025 (a)(n)(r)	Lending Club	10/13/2022	1,318	1,331	135
194493592.SRDLC, 24.49%, 10/13/2025 (a)(r)	Lending Club	10/17/2022	7,498	7,468	7,297
194515534.SRDLC, 7.09%, 10/14/2025 (a)(r)	Lending Club	10/18/2022	6,429	6,407	6,296
194524820.SRDLC, 5.00%, 10/17/2026 (a)(n)(r)	Lending Club	10/19/2022	1,551	1,567	159
194532233.SRDLC, 30.99%, 10/11/2025 (a)(n)(r)	Lending Club	10/13/2022	1,282	1,294	131
194535429.SRDLC, 24.49%, 10/19/2027 (a)(r)	Lending Club	10/21/2022	6,621	6,573	6,665
194541112.SRDLC, 19.94%, 11/3/2025 (a)(r)	Lending Club	11/07/2022	10,346	10,289	10,106
194547766.SRDLC, 15.99%, 10/12/2025 (a)(r)	Lending Club	10/14/2022	2,983	2,986	2,939
194563879.SRDLC, 26.49%, 10/12/2027 (a)(r)	Lending Club	10/14/2022	11,928	11,950	12,082
194567488.SRDLC, 24.49%, 10/20/2027 (a)(r)	Lending Club	10/24/2022	11,172	11,098	11,235
194587361.SRDLC, 28.99%, 10/19/2027 (a)(r)	Lending Club	10/21/2022	3,787	3,758	3,937
194592145.SRDLC, 25.24%, 10/13/2024 (a)(n)(r)(s)	Lending Club	10/17/2022	4,242	4,284	434
194593499.SRDLC, 15.00%, 3/19/2026 (a)(r)	Lending Club	10/19/2022	1,970	1,950	1,908
194595358.SRDLC, 17.94%, 10/19/2025 (a)(r)	Lending Club	10/21/2022	2,365	2,356	2327
194611665.SRDLC, 12.69%, 10/17/2027 (a)(r)	Lending Club	10/19/2022	14,145	14,050	14,001
194633979.SRDLC, 10.79%, 10/17/2025 (a)(n)(r)	Lending Club	10/19/2022	3,259	3,229	3,192
194641816.SRDLC, 31.89%, 10/14/2026 (a)(n)(r)	Lending Club	10/18/2022	6,184	6,198	6,336
194642494.SRDLC, 22.49%, 10/17/2025 (a)(r)	Lending Club	10/19/2022	66	66	66
194661580.SRDLC, 24.99%, 10/22/2025 (a)(r)	Lending Club	10/20/2022	14,688	14,628	14,590
194662189.SRDLC, 26.99%, 10/17/2025 (a)(r)	Lending Club	10/19/2022	2,127	2,127	2,115
194678308.SRDLC, 22.49%, 10/17/2027 (a)(n)(r)	Lending Club	10/19/2022	8,428	8,344	861
194686661.SRDLC, 31.89%, 10/17/2026 (a)(r)	Lending Club	10/19/2022	978	980	1,004
194699714.SRDLC, 26.49%, 10/17/2025 (a)(r)	Lending Club	10/19/2022	1,270	1,265	1,250
194707601.SRDLC, 22.99%, 2/28/2026 (a)(r)	Lending Club	11/02/2022	3,414	3,422	3,381
194714833.SRDLC, 22.01%, 10/4/2027 (a)(n)(r)	Lending Club	10/19/2022	5,619	5,675	574
194740565.SRDLC, 23.49%, 10/28/2025 (a)(r)	Lending Club	11/01/2022	655	652	653
194750419.SRDLC, 21.49%, 10/18/2025 (a)(r)	Lending Club	10/20/2022	1,622	1,624	1,602
194755673.SRDLC, 24.49%, 10/19/2027 (a)(r)	Lending Club	10/21/2022	4,414	4,381	4,464
194763161.SRDLC, 18.99%, 11/2/2025 (a)(r)	Lending Club	10/20/2022	2,249	2,263	2,194
194767039.SRDLC, 30.99%, 10/20/2028 (a)(n)(r)	Lending Club	10/24/2022	13,163	13,032	1,625
194773712.SRDLC, 25.99%, 11/21/2024 (a)(n)(r)	Lending Club	10/25/2022	684	690	80
194778572.SRDLC, 15.99%, 10/25/2025 (a)(r)	Lending Club	10/27/2022	697	695	688
194780861.SRDLC, 16.49%, 10/21/2027 (a)(r)	Lending Club	10/25/2022	8,332	8,274	8,050
194828658.SRDLC, 14.44%, 10/28/2025 (a)(n)(r)	Lending Club	11/01/2022	4,939	4,892	4,877
194840160.SRDLC, 15.99%, 10/24/2025 (a)(r)	Lending Club	10/26/2022	8,389	8,305	8,163
194847279.SRDLC, 28.99%, 10/24/2025 (a)(r)	Lending Club	10/26/2022	2,073	2,064	2,025
194852386.SRDLC, 28.99%, 11/2/2027 (a)(n)(r)	Lending Club	12/01/2022	13,225	13,088	13,415
194870858.SRDLC, 30.99%, 7/25/2028 (a)(n)(r)	Lending Club	10/27/2022	16,780	16,612	1,715
194871645.SRDLC, 10.99%, 10/15/2027 (a)(r)	Lending Club	10/26/2022	11,892	11,813	11,370
194874645.SRDLC, 20.24%, 11/5/2025 (a)(r)	Lending Club	10/27/2022	2,377	2,367	2,318
194880827.SRDLC, 19.49%, 10/30/2027 (a)(r)	Lending Club	10/26/2022	5,004	4,972	4,883
194884506.SRDLC, 22.99%, 10/27/2026 (a)(r)	Lending Club	10/26/2022	4,913	4,869	5,021
194888757.SRDLC, 30.99%, 10/24/2025 (a)(n)(r)	Lending Club	10/26/2022	2,160	2,181	221
194899015.SRDLC, 25.49%, 10/24/2027 (a)(r)	Lending Club	10/26/2022	14,479	14,369	14,675
194913501.SRDLC, 14.69%, 3/26/2028 (a)(n)(r)	Lending Club	10/26/2022	11,165	11,053	1,141
194921409.SRDLC, 30.49%, 10/26/2027 (a)(n)(r)	Lending Club	10/28/2022	6,653	6,718	6,937
194924304.SRDLC, 10.00%, 3/15/2027 (a)(n)(r)	Lending Club	11/01/2022	13,482	13,514	11,708

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	61

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
194927100.SRDLC, 27.99%, 3/24/2026 (a)(n)(r)	Lending Club	10/26/2022	$4,923	$4,963	$4,930
194930289.SRDLC, 28.99%, 10/24/2027 (a)(r)	Lending Club	10/26/2022	4,544	4,553	4777
194930783.SRDLC, 22.49%, 10/24/2025 (a)(r)	Lending Club	10/26/2022	1,229	1,224	1,217
194945403.SRDLC, 19.69%, 10/24/2027 (a)(n)(r)	Lending Club	10/26/2022	15,621	15,465	1,596
194956587.SRDLC, 15.00%, 5/27/2028 (a)(n)(r)	Lending Club	10/31/2022	9,586	9,493	8,120
194964122.SRDLC, 12.69%, 10/24/2025 (a)(r)	Lending Club	10/26/2022	3,762	3,748	3,696
194968095.SRDLC, 25.49%, 10/26/2025 (a)(r)	Lending Club	10/28/2022	2,100	2,102	2,100
194969316.SRDLC, 24.49%, 10/24/2027 (a)(n)(r)	Lending Club	10/26/2022	12,894	12,765	1,318
194974891.SRDLC, 6.00%, 10/25/2025 (a)(r)	Lending Club	10/27/2022	3,640	3,624	3,627
194975652.SRDLC, 22.24%, 10/25/2027 (a)(r)	Lending Club	10/27/2022	17,386	17,260	16,975
194986912.SRDLC, 18.69%, 10/26/2025 (a)(r)	Lending Club	10/28/2022	952	948	944
194989209.SRDLC, 14.54%, 10/26/2025 (a)(n)(r)	Lending Club	10/28/2022	6,877	6,808	703
194991629.SRDLC, 18.19%, 11/7/2025 (a)(n)(r)	Lending Club	10/28/2022	5,141	5,121	5,028
194999605.SRDLC, 29.99%, 10/15/2025 (a)(n)(r)	Lending Club	10/26/2022	417	420	415
195004526.SRDLC, 11.19%, 10/27/2026 (a)(n)(r)	Lending Club	10/31/2022	8,349	8,266	1,850
195008403.SRDLC, 15.94%, 10/4/2027 (a)(n)(r)	Lending Club	10/31/2022	6,905	6,836	706
195013431.SRDLC, 30.99%, 6/30/2026 (a)(r)	Lending Club	10/27/2022	1,802	1,819	1,778
195016998.SRDLC, 10.49%, 11/29/2025 (a)(r)	Lending Club	12/01/2022	11,931	11,867	11,719
195018882.SRDLC, 19.69%, 3/28/2026 (a)(r)	Lending Club	11/01/2022	3,934	3,900	3,863
195028406.SRDLC, 28.99%, 10/28/2027 (a)(r)	Lending Club	11/01/2022	4,544	4,553	4,796
195096186.SRDLC, 21.99%, 10/27/2025 (a)(n)(r)	Lending Club	10/31/2022	5,073	5,123	518
195097176.SRDLC, 21.99%, 10/31/2025 (a)(r)	Lending Club	11/02/2022	8,072	8,081	8,019
195116475.SRDLC, 25.99%, 10/27/2025 (a)(r)	Lending Club	10/31/2022	3,036	3,038	3,040
195123243.SRDLC, 15.00%, 2/27/2028 (a)(n)(r)	Lending Club	10/31/2022	9,483	9,487	9,609
195172243.SRDLC, 17.99%, 11/3/2025 (a)(r)	Lending Club	11/07/2022	1,203	1,196	1,166
195175667.SRDLC, 27.74%, 10/28/2025 (a)(n)(r)	Lending Club	11/01/2022	3,296	3,304	337
195186093.SRDLC, 16.49%, 11/7/2025 (a)(n)(r)	Lending Club	11/09/2022	7,751	7,674	792
195192111.SRDLC, 30.99%, 11/7/2025 (a)(r)	Lending Club	11/08/2022	1,138	1,131	1,091
195199696.SRDLC, 18.24%, 11/7/2025 (a)(r)	Lending Club	11/09/2022	4,250	4,227	4,099
195208923.SRDLC, 22.49%, 11/13/2027 (a)(r)	Lending Club	11/08/2022	2,384	2,360	2,309
195241358.SRDLC, 14.69%, 11/19/2025 (a)(r)	Lending Club	11/09/2022	3,225	3,208	3,157
195252772.SRDLC, 15.19%, 11/7/2027 (a)(n)(r)	Lending Club	11/09/2022	4,985	4,935	509
195262520.SRDLC, 9.59%, 11/7/2027 (a)(r)	Lending Club	11/09/2022	26,873	26,634	25,588
195263144.SRDLC, 13.44%, 11/4/2027 (a)(r)	Lending Club	11/08/2022	6,583	6,523	6,257
195269918.SRDLC, 25.99%, 11/7/2027 (a)(n)(r)	Lending Club	11/09/2022	4,225	4,183	4,213
195270505.SRDLC, 24.49%, 11/28/2027 (a)(n)(r)	Lending Club	11/16/2022	12,710	12,584	12,825
195271773.SRDLC, 20.49%, 11/7/2025 (a)(r)	Lending Club	11/09/2022	649	645	637
195283712.SRDLC, 32.39%, 11/2/2027 (a)(r)	Lending Club	11/04/2022	6,600	6,612	6,804
195297116.SRDLC, 14.19%, 11/7/2027 (a)(n)(r)	Lending Club	11/09/2022	3,781	3,743	1,972
195308227.SRDLC, 18.24%, 11/10/2025 (a)(r)	Lending Club	11/15/2022	4,401	4,377	4,257
195311601.SRDLC, 12.39%, 11/7/2025 (a)(n)(r)	Lending Club	11/09/2022	14,588	14,442	1,491
195316572.SRDLC, 15.19%, 11/7/2027 (a)(r)	Lending Club	11/09/2022	10,886	10,784	10,609
195343443.SRDLC, 21.49%, 11/30/2027 (a)(r)	Lending Club	11/22/2022	4,760	4,768	4,742
195391011.SRDLC, 31.89%, 11/4/2026 (a)(n)(r)	Lending Club	11/08/2022	4,463	4,474	794
195427018.SRDLC, 32.39%, 11/14/2027 (a)(n)(r)	Lending Club	11/16/2022	8,522	8,437	871
195434373.SRDLC, 18.44%, 11/25/2025 (a)(r)	Lending Club	11/17/2022	2,905	2,888	2,865
195470601.SRDLC, 26.49%, 11/16/2025 (a)(r)	Lending Club	11/18/2022	6,967	6,973	6,900
195477282.SRDLC, 23.99%, 11/16/2025 (a)(r)	Lending Club	11/16/2022	3,570	3,549	3,456
195518264.SRDLC, 25.49%, 11/14/2027 (a)(n)(r)	Lending Club	11/16/2022	26,046	25,786	1,743
195620530.SRDLC, 28.99%, 11/28/2025 (a)(r)	Lending Club	11/23/2022	705	701	686
195650327.SRDLC, 25.24%, 11/17/2027 (a)(r)	Lending Club	11/21/2022	25,641	25,383	25,840
195674668.SRDLC, 16.94%, 11/18/2025 (a)(r)	Lending Club	11/22/2022	4,372	4,348	4,294

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

62	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
195681577.SRDLC, 22.49%, 11/21/2025 (a)(r)	Lending Club	11/23/2022	$1,605	$1,596	$1,582
195691586.SRDLC, 25.99%, 11/21/2027 (a)(n)(r)	Lending Club	11/23/2022	26,245	25,983	2,682
195694244.SRDLC, 15.79%, 7/6/2027 (a)(n)(r)	Lending Club	11/23/2022	15,768	15,633	15,393
195708074.SRDLC, 20.99%, 11/16/2025 (a)(r)	Lending Club	11/18/2022	2,827	2,828	2,775
195752901.SRDLC, 22.99%, 11/30/2026 (a)(r)	Lending Club	12/02/2022	1,690	1,675	1,731
195780386.SRDLC, 24.49%, 11/22/2027 (a)(n)(r)	Lending Club	11/25/2022	9,917	9,818	1,014
195792140.SRDLC, 23.55%, 11/16/2025 (a)(r)	Lending Club	11/18/2022	7,098	7,106	7,046
195803976.SRDLC, 18.74%, 11/23/2025 (a)(r)	Lending Club	11/28/2022	2,560	2,546	2,532
195818130.SRDLC, 23.99%, 11/29/2025 (a)(n)(r)	Lending Club	12/01/2022	4,511	4,448	461
195822367.SRDLC, 27.99%, 11/17/2025 (a)(r)	Lending Club	11/21/2022	1,378	1,380	1,370
195838823.SRDLC, 19.99%, 11/7/2025 (a)(n)(r)	Lending Club	12/01/2022	4,337	4,276	356
195844391.SRDLC, 16.49%, 11/29/2025 (a)(r)	Lending Club	12/01/2022	4,163	4,140	4,046
195844805.SRDLC, 20.74%, 11/29/2027 (a)(r)	Lending Club	12/01/2022	14,620	14,476	14,285
195845073.SRDLC, 29.49%, 11/29/2025 (a)(r)	Lending Club	12/01/2022	1,673	1,663	1,629
195846687.SRDLC, 17.29%, 9/10/2028 (a)(n)(r)	Lending Club	11/29/2022	16,910	16,741	16,164
195851937.SRDLC, 22.99%, 11/29/2027 (a)(n)(r)	Lending Club	12/01/2022	15,519	15,302	1,586
195854400.SRDLC, 25.99%, 11/29/2025 (a)(n)(r)	Lending Club	12/01/2022	6,173	6,087	631
195861675.SRDLC, 32.39%, 11/29/2027 (a)(r)	Lending Club	11/23/2022	7,985	8,005	8,291
195912415.SRDLC, 12.29%, 11/15/2025 (a)(r)	Lending Club	12/01/2022	3,344	3,325	3,277
195915447.SRDLC, 5.00%, 11/29/2026 (a)(n)(r)	Lending Club	12/01/2022	11,367	11,240	11,073
195916983.SRDLC, 15.99%, 11/29/2025 (a)(r)	Lending Club	12/01/2022	5,004	4,976	4,931
195917993.SRDLC, 24.24%, 11/29/2026 (a)(r)	Lending Club	12/01/2022	6,306	6,252	6,455
195919396.SRDLC, 17.19%, 12/2/2027 (a)(n)(r)	Lending Club	12/01/2022	11,711	11,547	1,197
195925885.SRDLC, 12.29%, 11/29/2025 (a)(r)	Lending Club	12/01/2022	4,040	4,018	3,968
195931122.SRDLC, 25.74%, 11/29/2027 (a)(n)(r)	Lending Club	12/01/2022	22,938	22,617	22,970
195935180.SRDLC, 11.79%, 11/30/2025 (a)(r)	Lending Club	12/02/2022	12,871	12,802	12,644
203116318.SRDLC, 26.99%, 8/15/2028 (a)(r)	Lending Club	8/14/2023	7,035	6,852	6,973
203129024.SRDLC, 13.99%, 7/28/2026 (a)(r)	Lending Club	8/04/2023	3,163	3,101	3,080
203172623.SRDLC, 14.24%, 8/7/2026 (a)(r)	Lending Club	8/09/2023	3,964	3,900	3,829
203193673.SRDLC, 29.99%, 8/14/2028 (a)(r)	Lending Club	8/16/2023	17,172	16,718	17,086
203209922.SRDLC, 22.99%, 8/2/2026 (a)(r)	Lending Club	8/04/2023	17,244	16,896	16,626
203216447.SRDLC, 22.74%, 8/15/2028 (a)(r)	Lending Club	8/04/2023	34,516	33,785	33,716
203246842.SRDLC, 28.49%, 8/14/2026 (a)(r)	Lending Club	8/16/2023	5,656	5,537	5,540
203262395.SRDLC, 13.99%, 8/4/2026 (a)(r)	Lending Club	8/08/2023	4,288	4,206	4,162
203311377.SRDLC, 9.74%, 8/14/2026 (a)(n)(r)	Lending Club	8/16/2023	3,763	3,669	2,288
203315057.SRDLC, 24.49%, 8/15/2026 (a)(n)(r)	Lending Club	8/08/2023	3,994	3,874	397
203328742.SRDLC, 19.99%, 8/7/2026 (a)(r)	Lending Club	8/09/2023	680	666	657
203349886.SRDLC, 15.49%, 8/15/2028 (a)(n)(r)	Lending Club	8/04/2023	14,310	13,953	1,463
203351627.SRDLC, 18.99%, 8/2/2028 (a)(r)	Lending Club	8/04/2023	5,690	5,571	5,422
203357003.SRDLC, 13.24%, 8/3/2026 (a)(r)	Lending Club	8/07/2023	6,572	6,467	6,365
203361313.SRDLC, 9.24%, 8/2/2026 (a)(r)	Lending Club	8/04/2023	25,741	25,341	25,215
203361591.SRDLC, 28.99%, 8/28/2025 (a)(r)	Lending Club	8/21/2023	5,937	5,851	6,022
203372576.SRDLC, 8.24%, 9/1/2026 (a)(n)(r)	Lending Club	8/18/2023	18,753	18,284	835
203384876.SRDLC, 15.24%, 8/3/2028 (a)(r)	Lending Club	8/07/2023	24,880	24,369	23,966
203387156.SRDLC, 12.99%, 8/3/2026 (a)(r)	Lending Club	8/07/2023	5,907	5,813	5,722
203395977.SRDLC, 10.00%, 2/7/2028 (a)(r)	Lending Club	8/09/2023	5,907	5,764	4,826
203403234.SRDLC, 24.99%, 8/21/2026 (a)(r)	Lending Club	8/23/2023	3,480	3,407	3,399
203410072.SRDLC, 20.99%, 8/7/2026 (a)(n)(r)	Lending Club	8/09/2023	4,216	4,090	431
203419163.SRDLC, 7.00%, 8/7/2026 (a)(n)(r)	Lending Club	8/09/2023	15,946	15,552	15,713
203419416.SRDLC, 8.24%, 8/4/2026 (a)(r)	Lending Club	8/08/2023	19,253	18,956	18,880
203419446.SRDLC, 32.39%, 8/16/2028 (a)(r)	Lending Club	8/18/2023	13,281	12,928	13,464
203420880.SRDLC, 30.99%, 8/9/2026 (a)(n)(r)	Lending Club	8/09/2023	11,804	11,450	2,010

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	63

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
203426984.SRDLC, 24.99%, 8/7/2026 (a)(r)	Lending Club	8/09/2023	$3,897	$3,818	$3,775
203431150.SRDLC, 15.49%, 8/29/2028 (a)(r)	Lending Club	8/31/2023	14,260	13,958	13,828
203437872.SRDLC, 19.99%, 8/7/2026 (a)(r)	Lending Club	8/09/2023	5,778	5,663	5,583
203441299.SRDLC, 9.74%, 8/11/2026 (a)(r)	Lending Club	8/15/2023	20,003	19,687	19,612
203446752.SRDLC, 32.39%, 8/15/2028 (a)(r)	Lending Club	8/17/2023	13,281	12,929	13,454
203447133.SRDLC, 13.74%, 8/9/2026 (a)(r)	Lending Club	8/11/2023	13,178	12,966	12,741
203451571.SRDLC, 11.74%, 8/7/2028 (a)(r)	Lending Club	8/09/2023	17,784	17,425	17,088
203451595.SRDLC, 20.99%, 8/7/2026 (a)(r)	Lending Club	8/09/2023	2,391	2,343	2,309
203454135.SRDLC, 5.00%, 8/15/2027 (a)(r)	Lending Club	8/09/2023	7,747	7,514	7,440
203454561.SRDLC, 32.39%, 8/22/2028 (a)(r)	Lending Club	8/10/2023	13,545	13,201	13,544
203457275.SRDLC, 30.99%, 8/18/2026 (a)(r)	Lending Club	8/10/2023	1,086	1,063	1,063
203461601.SRDLC, 15.74%, 12/15/2026 (a)(r)	Lending Club	8/10/2023	6,419	6,294	6,203
203461803.SRDLC, 10.99%, 8/21/2028 (a)(r)	Lending Club	8/23/2023	14,634	14,337	14,307
203470947.SRDLC, 26.49%, 8/22/2026 (a)(r)	Lending Club	8/18/2023	4,884	4,746	4,778
203474872.SRDLC, 24.74%, 8/11/2028 (a)(r)	Lending Club	8/09/2023	4,156	4,067	4,038
203475094.SRDLC, 24.99%, 8/9/2026 (a)(r)	Lending Club	8/11/2023	835	818	810
203479073.SRDLC, 10.74%, 8/7/2028 (a)(r)	Lending Club	8/09/2023	30,045	29,441	29,326
203483431.SRDLC, 14.74%, 8/7/2025 (a)(r)	Lending Club	8/09/2023	2,489	2,462	2,479
203484384.SRDLC, 30.49%, 8/20/2028 (a)(n)(r)	Lending Club	8/15/2023	23,324	22,624	2,384
203486393.SRDLC, 11.49%, 8/18/2028 (a)(r)	Lending Club	8/22/2023	8,148	7,982	7,963
203487312.SRDLC, 21.24%, 9/1/2027 (a)(n)(r)	Lending Club	8/09/2023	32,824	32,183	32,897
203490417.SRDLC, 9.24%, 8/25/2026 (a)(r)	Lending Club	8/14/2023	3,887	3,826	3,814
203493614.SRDLC, 29.99%, 8/18/2028 (a)(r)	Lending Club	8/11/2023	5,331	5,191	5,397
203494811.SRDLC, 24.99%, 8/16/2026 (a)(r)	Lending Club	8/11/2023	3,604	3,530	3,515
203495199.SRDLC, 19.49%, 8/22/2028 (a)(r)	Lending Club	8/09/2023	34,188	33,475	32,658
203499904.SRDLC, 12.99%, 8/18/2028 (a)(n)(r)	Lending Club	8/22/2023	32,911	32,091	31,714
203499985.SRDLC, 10.49%, 8/17/2026 (a)(r)	Lending Club	8/21/2023	5,442	5,355	5,286
203504176.SRDLC, 26.99%, 8/16/2026 (a)(r)	Lending Club	8/11/2023	3,539	3,465	3,463
203504303.SRDLC, 15.24%, 8/16/2028 (a)(r)	Lending Club	8/18/2023	16,586	16,244	16,027
203510721.SRDLC, 14.49%, 8/15/2028 (a)(r)	Lending Club	8/17/2023	4,546	4,452	4,449
203512211.SRDLC, 28.49%, 8/16/2026 (a)(r)	Lending Club	8/14/2023	4,272	4,180	4,182
203515589.SRDLC, 9.74%, 8/9/2026 (a)(r)	Lending Club	8/11/2023	1,290	1,270	1,265
203516782.SRDLC, 7.24%, 8/10/2026 (a)(r)	Lending Club	8/14/2023	10,186	10,027	10,033
203520321.SRDLC, 10.24%, 8/11/2026 (a)(r)	Lending Club	8/15/2023	9,705	9,551	9,417
203520590.SRDLC, 24.99%, 8/18/2026 (a)(r)	Lending Club	8/22/2023	17,399	17,038	16,978
203521395.SRDLC, 17.24%, 8/22/2028 (a)(n)(r)	Lending Club	8/14/2023	34,369	33,565	33,245
203533345.SRDLC, 11.99%, 8/14/2028 (a)(n)(r)	Lending Club	8/16/2023	18,025	17,574	1,366
203537628.SRDLC, 20.99%, 8/15/2026 (a)(r)	Lending Club	8/16/2023	820	804	794
203545003.SRDLC, 29.99%, 8/20/2026 (a)(r)	Lending Club	8/16/2023	1,705	1,669	1,671
203548820.SRDLC, 10.99%, 8/14/2028 (a)(r)	Lending Club	8/16/2023	11,382	11,152	11,118
203552226.SRDLC, 19.99%, 8/28/2026 (a)(n)(r)	Lending Club	8/17/2023	7,604	7,376	1,347
203561448.SRDLC, 10.34%, 8/10/2026 (a)(r)	Lending Club	8/14/2023	9,710	9,556	9,519
203565404.SRDLC, 28.99%, 8/16/2025 (a)(r)	Lending Club	8/18/2023	487	480	490
203566046.SRDLC, 28.99%, 8/16/2028 (a)(r)	Lending Club	8/18/2023	7,004	6,820	7,118
203567747.SRDLC, 32.39%, 8/16/2028 (a)(n)(r)	Lending Club	8/18/2023	13,426	13,070	13,553
203570882.SRDLC, 17.24%, 8/16/2028 (a)(r)	Lending Club	8/18/2023	33,467	32,770	32,326
203573713.SRDLC, 29.49%, 8/16/2027 (a)(r)	Lending Club	8/18/2023	1,960	1,912	1,991
203576237.SRDLC, 27.99%, 8/16/2028 (a)(r)	Lending Club	8/18/2023	6,980	6,798	7,099
203592212.SRDLC, 20.99%, 8/25/2026 (a)(r)	Lending Club	8/21/2023	1,722	1,687	1,674
203601173.SRDLC, 28.99%, 8/31/2025 (a)(r)	Lending Club	8/22/2023	1,243	1,225	1,251
203601584.SRDLC, 9.74%, 8/21/2026 (a)(r)	Lending Club	8/23/2023	1,936	1,905	1,900
203609082.SRDLC, 12.99%, 8/14/2028 (a)(r)	Lending Club	8/16/2023	20,520	20,101	19,733

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

64	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
203611919.SRDLC, 17.24%, 8/31/2028 (a)(n)(r)	Lending Club	9/05/2023	$25,824	$25,179	$25,059
203614218.SRDLC, 8.24%, 8/14/2026 (a)(r)	Lending Club	8/16/2023	11,521	11,340	11,300
203621777.SRDLC, 9.74%, 8/14/2026 (a)(r)	Lending Club	8/16/2023	3,440	3,385	3,374
203623021.SRDLC, 8.24%, 8/24/2026 (a)(r)	Lending Club	8/28/2023	11,521	11,338	11,312
203626028.SRDLC, 7.24%, 8/17/2026 (a)(r)	Lending Club	8/21/2023	8,276	8,146	8,155
203626073.SRDLC, 14.74%, 8/21/2027 (a)(r)	Lending Club	8/23/2023	13,789	13,526	13,597
203633630.SRDLC, 15.49%, 1/14/2029 (a)(n)(r)	Lending Club	8/16/2023	35,776	34,882	6,404
203634690.SRDLC, 20.99%, 2/15/2027 (a)(r)	Lending Club	8/17/2023	4,519	4,425	4,362
203638248.SRDLC, 9.49%, 8/26/2026 (a)(r)	Lending Club	8/23/2023	21,751	21,404	21,356
203638648.SRDLC, 9.74%, 8/17/2026 (a)(r)	Lending Club	8/21/2023	9,679	9,525	9,495
203643192.SRDLC, 30.49%, 8/21/2028 (a)(r)	Lending Club	8/23/2023	21,999	21,403	22,421
203645977.SRDLC, 21.24%, 8/14/2028 (a)(r)	Lending Club	8/16/2023	21,268	20,818	20,486
203647546.SRDLC, 18.99%, 9/5/2028 (a)(r)	Lending Club	9/07/2023	17,107	16,671	16,825
203656810.SRDLC, 13.49%, 8/15/2027 (a)(r)	Lending Club	8/17/2023	24,253	23,796	23,867
203666719.SRDLC, 12.73%, 8/29/2026 (a)(r)	Lending Club	8/17/2023	3,852	3,789	3,745
203668036.SRDLC, 24.99%, 9/2/2025 (a)(r)	Lending Club	8/25/2023	3,738	3,684	3,762
203669529.SRDLC, 7.00%, 8/21/2026 (a)(r)	Lending Club	8/23/2023	12,716	12,515	12,532
203685456.SRDLC, 13.49%, 8/30/2026 (a)(n)(r)	Lending Club	8/23/2023	10,517	10,254	1,288
203705262.SRDLC, 15.99%, 8/23/2026 (a)(r)	Lending Club	8/25/2023	5,665	5,552	5,531
203709129.SRDLC, 9.74%, 8/21/2026 (a)(r)	Lending Club	8/23/2023	6,453	6,349	6,332
203711930.SRDLC, 14.24%, 8/21/2026 (a)(r)	Lending Club	8/23/2023	2,312	2,274	2,244
203715269.SRDLC, 7.24%, 8/21/2026 (a)(r)	Lending Club	8/23/2023	2,228	2,193	2,196
203717864.SRDLC, 13.49%, 8/25/2026 (a)(r)	Lending Club	8/23/2023	11,215	11,032	10,893
203720575.SRDLC, 13.74%, 8/17/2026 (a)(r)	Lending Club	8/21/2023	16,868	16,593	16,380
203721454.SRDLC, 17.74%, 8/28/2026 (a)(r)	Lending Club	8/30/2023	23,380	22,814	22,729
203732053.SRDLC, 12.49%, 8/25/2026 (a)(r)	Lending Club	8/23/2023	8,856	8,712	8,620
203738755.SRDLC, 10.99%, 8/20/2026 (a)(r)	Lending Club	8/25/2023	1,297	1,276	1,273
203748381.SRDLC, 8.24%, 9/2/2026 (a)(r)	Lending Club	8/28/2023	13,111	12,902	12,845
203751185.SRDLC, 13.24%, 8/23/2027 (a)(r)	Lending Club	8/23/2023	28,914	28,367	28859
203760470.SRDLC, 10.49%, 8/25/2026 (a)(r)	Lending Club	8/29/2023	7,450	7,330	7,314
203768698.SRDLC, 9.49%, 8/28/2028 (a)(r)	Lending Club	8/30/2023	24,212	23,720	23,700
203779390.SRDLC, 12.99%, 8/22/2027 (a)(r)	Lending Club	8/24/2023	11,394	11,178	11,380
203779740.SRDLC, 13.74%, 8/26/2026 (a)(r)	Lending Club	8/25/2023	3,169	3,117	3,084
203786996.SRDLC, 14.24%, 8/24/2026 (a)(r)	Lending Club	8/28/2023	14,533	14,294	14,088
203792186.SRDLC, 13.74%, 9/5/2027 (a)(r)	Lending Club	9/07/2023	7,812	7,623	7,779
203801128.SRDLC, 12.49%, 8/1/2026 (a)(n)(r)	Lending Club	8/28/2023	27,337	26,891	26,501
203810114.SRDLC, 9.49%, 8/28/2026 (a)(r)	Lending Club	8/30/2023	8,764	8,622	8,606
203816676.SRDLC, 15.74%, 8/28/2028 (a)(r)	Lending Club	8/30/2023	16,624	16,277	16,113
203830149.SRDLC, 16.46%, 8/28/2027 (a)(r)	Lending Club	8/30/2023	3,862	3,787	3,803
203830171.SRDLC, 11.24%, 8/31/2028 (a)(r)	Lending Club	8/30/2023	20,375	19,965	19,881
203830989.SRDLC, 20.75%, 8/28/2028 (a)(r)	Lending Club	8/30/2023	11,887	11,634	11,421
203836638.SRDLC, 11.99%, 9/30/2028 (a)(r)	Lending Club	9/19/2023	12,547	12,288	12,109
203838024.SRDLC, 9.74%, 9/5/2026 (a)(r)	Lending Club	9/07/2023	6,719	6,610	6,585
203853264.SRDLC, 15.49%, 8/28/2026 (a)(r)	Lending Club	8/30/2023	4,986	4,903	4,836
203859318.SRDLC, 10.24%, 8/31/2026 (a)(r)	Lending Club	8/30/2023	19,429	19,113	18,927
203862282.SRDLC, 19.99%, 8/28/2026 (a)(r)	Lending Club	9/07/2023	1,626	1,593	1,587
203862370.SRDLC, 9.74%, 8/28/2026 (a)(r)	Lending Club	8/30/2023	12,905	12,697	12,672
203867193.SRDLC, 8.24%, 8/29/2025 (a)(r)	Lending Club	8/31/2023	4,367	4,319	4,346
203875110.SRDLC, 8.99%, 8/29/2026 (a)(r)	Lending Club	8/31/2023	11,889	11,696	11,678
203878978.SRDLC, 7.17%, 9/19/2026 (a)(r)	Lending Club	9/11/2023	8,524	8,386	8,405
203883383.SRDLC, 10.74%, 9/21/2027 (a)(r)	Lending Club	9/18/2023	17,296	16,965	17,263
203888619.SRDLC, 13.99%, 8/30/2026 (a)(r)	Lending Club	9/01/2023	12,753	12,532	12,422

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	65

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
203895315.SRDLC, 7.89%, 8/30/2026 (a)(r)	Lending Club	9/01/2023	$13,799	$13,580	$13,560
203901815.SRDLC, 27.99%, 8/29/2028 (a)(n)(r)	Lending Club	8/31/2023	22,585	21,907	4,178
203912524.SRDLC, 9.99%, 9/11/2028 (a)(r)	Lending Club	9/13/2023	20,174	19,762	19,710
203914458.SRDLC, 14.24%, 9/14/2026 (a)(r)	Lending Club	9/18/2023	9,837	9,670	9,529
203931557.SRDLC, 19.24%, 9/12/2026 (a)(n)(r)	Lending Club	9/07/2023	10,918	10,647	7,322
203935388.SRDLC, 15.49%, 9/5/2028 (a)(r)	Lending Club	9/07/2023	24,775	24,258	23,872
203936470.SRDLC, 7.24%, 9/11/2026 (a)(r)	Lending Club	9/13/2023	18,912	18,605	18,636
203943135.SRDLC, 16.24%, 9/5/2028 (a)(n)(r)	Lending Club	9/07/2023	16,994	16,569	3,438
203947876.SRDLC, 12.99%, 9/12/2027 (a)(r)	Lending Club	9/07/2023	14,055	13,786	14,002
203951630.SRDLC, 11.99%, 9/11/2026 (a)(r)	Lending Club	9/13/2023	7,813	7,683	7,582
203951950.SRDLC, 10.74%, 9/10/2027 (a)(r)	Lending Club	9/07/2023	16,193	15,887	16,134
203959091.SRDLC, 13.71%, 8/31/2026 (a)(r)	Lending Club	9/05/2023	7,571	7,448	7,310
203963255.SRDLC, 10.74%, 9/5/2028 (a)(r)	Lending Club	9/07/2023	14,046	13,759	13,712
203964501.SRDLC, 26.99%, 9/5/2027 (a)(r)	Lending Club	9/07/2023	6,594	6,433	6,638
203966956.SRDLC, 15.49%, 9/5/2028 (a)(r)	Lending Club	9/07/2023	10,964	10,735	10,564
203969300.SRDLC, 31.89%, 9/5/2027 (a)(r)	Lending Club	9/07/2023	4,614	4,499	4,633
203970650.SRDLC, 13.49%, 9/8/2026 (a)(r)	Lending Club	9/12/2023	10,949	10,766	10,588
203980955.SRDLC, 26.49%, 9/20/2026 (a)(r)	Lending Club	9/07/2023	7,379	7,223	7,180
203981929.SRDLC, 9.25%, 9/5/2026 (a)(r)	Lending Club	9/07/2023	8,580	8,440	8,413
203986355.SRDLC, 24.99%, 9/6/2026 (a)(n)(r)	Lending Club	9/08/2023	4,728	4,586	784
203986859.SRDLC, 12.49%, 9/5/2028 (a)(n)(r)	Lending Club	9/07/2023	4,399	4,289	450
203987377.SRDLC, 9.74%, 9/6/2026 (a)(r)	Lending Club	9/08/2023	10,079	9,914	9,878
203990041.SRDLC, 12.73%, 10/30/2026 (a)(n)(r)	Lending Club	9/07/2023	14,807	14,437	—
203990508.SRDLC, 30.99%, 9/15/2028 (a)(r)	Lending Club	9/12/2023	5,393	5,249	5,428
204004456.SRDLC, 10.24%, 9/7/2026 (a)(r)	Lending Club	9/11/2023	10,104	9,938	9,801
204006194.SRDLC, 15.99%, 9/11/2028 (a)(r)	Lending Club	9/13/2023	10,563	10,342	10,187
204006936.SRDLC, 26.99%, 9/5/2026 (a)(r)	Lending Club	9/07/2023	3,627	3,550	3,526
204007369.SRDLC, 6.91%, 9/5/2026 (a)(r)	Lending Club	9/07/2023	12,256	12,059	12,073
204011199.SRDLC, 12.99%, 10/4/2028 (a)(r)	Lending Club	10/06/2023	22,050	21,588	21,161
204011210.SRDLC, 19.49%, 9/11/2026 (a)(r)	Lending Club	9/13/2023	9,147	8,989	8,828
204011230.SRDLC, 12.24%, 9/24/2028 (a)(r)	Lending Club	9/18/2023	33,422	32,731	32,747
204015353.SRDLC, 31.89%, 9/12/2027 (a)(r)	Lending Club	9/07/2023	12,662	12,346	12,745
204015411.SRDLC, 11.74%, 9/8/2026 (a)(r)	Lending Club	9/12/2023	14,928	14,681	14,481
204015417.SRDLC, 8.24%, 9/6/2026 (a)(r)	Lending Club	9/08/2023	10,004	9,842	9,806
204029226.SRDLC, 9.74%, 9/18/2026 (a)(r)	Lending Club	9/20/2023	16,122	15,855	15,820
204033628.SRDLC, 19.49%, 9/18/2026 (a)(r)	Lending Club	9/20/2023	7,034	6,911	6,811
204034397.SRDLC, 14.74%, 9/11/2028 (a)(n)(r)	Lending Club	9/13/2023	11,586	11,296	1,184
204043534.SRDLC, 13.49%, 9/12/2026 (a)(r)	Lending Club	9/14/2023	14,370	14,129	13,908
204050055.SRDLC, 20.99%, 9/8/2026 (a)(r)	Lending Club	9/12/2023	3,542	3,468	3,423
204052415.SRDLC, 17.49%, 9/14/2026 (a)(r)	Lending Club	9/18/2023	16,733	16,446	16,193
204054285.SRDLC, 13.49%, 9/11/2027 (a)(r)	Lending Club	9/13/2023	7,797	7,647	7,776
204055143.SRDLC, 21.49%, 9/5/2026 (a)(r)	Lending Club	9/07/2023	6,034	5,908	5,819
204061116.SRDLC, 14.74%, 9/11/2026 (a)(r)	Lending Club	9/13/2023	11,702	11,505	11,296
204062213.SRDLC, 16.24%, 9/18/2028 (a)(r)	Lending Club	9/20/2023	24,048	23,541	23,247
204065000.SRDLC, 15.49%, 9/12/2028 (a)(r)	Lending Club	9/14/2023	17,206	16,845	16,609
204073961.SRDLC, 30.99%, 9/7/2026 (a)(r)	Lending Club	9/11/2023	11,083	10,828	10,757
204110223.SRDLC, 14.49%, 9/15/2028 (a)(r)	Lending Club	9/14/2023	15,143	14,827	14,801
204121557.SRDLC, 22.99%, 9/21/2027 (a)(r)	Lending Club	9/25/2023	3,248	3,176	3,284
204122257.SRDLC, 31.89%, 9/15/2027 (a)(r)	Lending Club	9/12/2023	12,710	12,394	12,789
204124473.SRDLC, 9.24%, 9/12/2026 (a)(r)	Lending Club	9/14/2023	7,038	6,922	6,902
204124927.SRDLC, 26.99%, 9/15/2026 (a)(n)(r)	Lending Club	9/13/2023	869	847	851
204129331.SRDLC, 8.24%, 9/11/2026 (a)(r)	Lending Club	9/13/2023	7,003	6,889	6,867

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

66	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
204131981.SRDLC, 19.49%, 9/18/2028 (a)(r)	Lending Club	9/20/2023	$11,636	$11,345	$11,148
204134551.SRDLC, 32.39%, 9/11/2028 (a)(r)	Lending Club	9/13/2023	8,955	8,712	8,957
204136163.SRDLC, 24.99%, 9/11/2026 (a)(r)	Lending Club	9/13/2023	721	705	699
204136555.SRDLC, 12.99%, 9/18/2028 (a)(r)	Lending Club	9/20/2023	20,863	20,429	20,097
204137266.SRDLC, 10.26%, 9/18/2028 (a)(r)	Lending Club	9/20/2023	32,978	32,300	32,259
204138929.SRDLC, 14.24%, 9/19/2026 (a)(n)(r)	Lending Club	9/21/2023	6,645	6,479	232
204140330.SRDLC, 13.74%, 9/18/2026 (a)(r)	Lending Club	9/20/2023	6,166	6,061	5,990
204148665.SRDLC, 17.24%, 9/22/2028 (a)(r)	Lending Club	9/26/2023	33,978	33,257	32,899
204151143.SRDLC, 11.62%, 9/26/2026 (a)(r)	Lending Club	9/28/2023	7,460	7,333	7,260
204157948.SRDLC, 10.99%, 9/11/2025 (a)(n)(r)	Lending Club	9/13/2023	3,970	3,851	684
204159589.SRDLC, 16.99%, 9/11/2025 (a)(r)	Lending Club	9/13/2023	1,001	986	1,000
204166856.SRDLC, 19.24%, 9/20/2028 (a)(r)	Lending Club	9/22/2023	11,130	10,892	10,672
204170307.SRDLC, 14.25%, 9/19/2028 (a)(r)	Lending Club	9/21/2023	20,976	20,537	20,536
204179165.SRDLC, 32.39%, 9/21/2028 (a)(n)(r)	Lending Club	9/14/2023	9,786	9,492	359
204182495.SRDLC, 26.49%, 9/28/2025 (a)(r)	Lending Club	9/15/2023	8,023	7,900	8,134
204183286.SRDLC, 14.24%, 9/20/2026 (a)(r)	Lending Club	9/22/2023	13,735	13,501	13,293
204187223.SRDLC, 32.39%, 9/14/2028 (a)(r)	Lending Club	9/18/2023	8,951	8,711	8,980
204187639.SRDLC, 12.50%, 10/10/2028 (a)(n)(r)	Lending Club	10/12/2023	34,476	33,752	33,196
204191985.SRDLC, 24.99%, 9/14/2026 (a)(n)(r)	Lending Club	9/18/2023	2,377	2,305	243
204196251.SRDLC, 9.24%, 9/20/2026 (a)(r)	Lending Club	9/22/2023	7,373	7,251	7,236
204202854.SRDLC, 15.75%, 9/20/2028 (a)(r)	Lending Club	9/22/2023	21,864	21,404	21,401
204204050.SRDLC, 14.24%, 9/29/2026 (a)(r)	Lending Club	10/03/2023	2,060	2,025	2,005
204209661.SRDLC, 30.99%, 2/14/2028 (a)(n)(r)	Lending Club	9/18/2023	6,153	5,968	1,605
204210805.SRDLC, 15.99%, 9/18/2026 (a)(r)	Lending Club	9/20/2023	6,924	6,782	6,748
204214468.SRDLC, 30.99%, 2/6/2027 (a)(n)(r)	Lending Club	10/11/2023	13,051	12,598	8,984
204224192.SRDLC, 9.99%, 9/21/2027 (a)(r)	Lending Club	9/25/2023	11,507	11,287	11,454
204225759.SRDLC, 10.74%, 10/3/2028 (a)(r)	Lending Club	10/05/2023	21,008	20,572	20,492
204229898.SRDLC, 23.99%, 9/15/2025 (a)(r)	Lending Club	9/19/2023	1,035	1,019	1,048
204230106.SRDLC, 29.99%, 9/30/2027 (a)(r)	Lending Club	9/20/2023	6,781	6,612	6,703
204232207.SRDLC, 12.99%, 9/26/2027 (a)(r)	Lending Club	9/28/2023	5,446	5,340	5,440
204240771.SRDLC, 31.99%, 9/15/2028 (a)(r)	Lending Club	9/19/2023	4,470	4,350	4,518
204242152.SRDLC, 17.24%, 9/25/2028 (a)(r)	Lending Club	9/27/2023	3,336	3,265	3,230
204246775.SRDLC, 10.99%, 9/22/2028 (a)(r)	Lending Club	9/26/2023	14,889	14,573	14,571
204263887.SRDLC, 30.99%, 9/20/2026 (a)(n)(r)	Lending Club	9/22/2023	1,638	1,603	167
204263898.SRDLC, 9.49%, 10/15/2027 (a)(r)	Lending Club	10/13/2023	11,388	11,168	11,312
204269082.SRDLC, 8.24%, 9/25/2026 (a)(r)	Lending Club	9/27/2023	5,002	4,919	4,912
204271092.SRDLC, 10.34%, 9/25/2028 (a)(r)	Lending Club	9/27/2023	31,670	31,017	30,991
204271776.SRDLC, 10.94%, 9/25/2027 (a)(r)	Lending Club	9/27/2023	20,036	19,650	19,945
204286161.SRDLC, 18.99%, 9/29/2028 (a)(r)	Lending Club	10/03/2023	15,825	15,486	15,227
204287553.SRDLC, 23.49%, 9/18/2027 (a)(n)(r)	Lending Club	9/20/2023	4,451	4,317	455
204288094.SRDLC, 14.49%, 10/3/2026 (a)(r)	Lending Club	10/05/2023	7,134	7,010	6,864
204292640.SRDLC, 21.49%, 9/19/2026 (a)(r)	Lending Club	9/21/2023	2,129	2,084	2,068
204292960.SRDLC, 32.39%, 9/19/2028 (a)(r)	Lending Club	9/21/2023	13,426	13,065	13,591
204295212.SRDLC, 9.24%, 9/20/2026 (a)(r)	Lending Club	9/29/2023	14,020	13,785	13,765
204310629.SRDLC, 30.99%, 9/28/2026 (a)(r)	Lending Club	9/22/2023	7,445	7,281	7,331
204322219.SRDLC, 22.99%, 10/12/2028 (a)(r)	Lending Club	10/11/2023	5,297	5,135	5,204
204323494.SRDLC, 30.99%, 10/16/2026 (a)(r)	Lending Club	10/18/2023	2,438	2,374	2,384
204334194.SRDLC, 27.49%, 9/21/2026 (a)(r)	Lending Club	9/25/2023	6,554	6,412	6,450
204334859.SRDLC, 15.49%, 10/12/2028 (a)(r)	Lending Club	10/05/2023	13,946	13,651	13,425
204351331.SRDLC, 22.99%, 9/27/2026 (a)(r)	Lending Club	9/27/2023	17,896	17,512	17,502
204354172.SRDLC, 28.49%, 10/7/2026 (a)(n)(r)	Lending Club	9/28/2023	5,813	5,685	5,645
204356087.SRDLC, 21.99%, 9/28/2026 (a)(r)	Lending Club	9/27/2023	7,117	6,965	6,935

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	67

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
204357965.SRDLC, 10.46%, 10/3/2027 (a)(r)	Lending Club	10/05/2023	$13,389	$13,130	$13,312
204365736.SRDLC, 22.49%, 9/27/2027 (a)(r)	Lending Club	9/29/2023	1,620	1,581	1,629
204368204.SRDLC, 24.74%, 10/13/2026 (a)(r)	Lending Club	10/17/2023	1,488	1,461	1,445
204377853.SRDLC, 10.49%, 10/5/2027 (a)(r)	Lending Club	10/10/2023	5,514	5,407	5,488
204379080.SRDLC, 10.12%, 10/12/2026 (a)(r)	Lending Club	10/16/2023	4,198	4,125	4,115
204381183.SRDLC, 30.99%, 9/28/2026 (a)(r)	Lending Club	10/02/2023	4,432	4,317	4,378
204384797.SRDLC, 13.49%, 10/4/2027 (a)(r)	Lending Club	10/06/2023	31,828	31,203	31,249
204393944.SRDLC, 7.99%, 10/10/2026 (a)(r)	Lending Club	10/12/2023	6,235	6,130	6,112
204404676.SRDLC, 28.99%, 9/25/2025 (a)(r)	Lending Club	9/27/2023	3,177	3,127	3,226
204416518.SRDLC, 12.49%, 10/10/2026 (a)(r)	Lending Club	10/11/2023	3,685	3,621	3,578
204432472.SRDLC, 9.99%, 10/6/2026 (a)(r)	Lending Club	10/11/2023	7,272	7,148	7,131
204432623.SRDLC, 13.74%, 10/6/2026 (a)(r)	Lending Club	10/11/2023	184	180	182
204435865.SRDLC, 11.62%, 10/10/2026 (a)(r)	Lending Club	10/12/2023	16,905	16,614	16,417
204441168.SRDLC, 16.99%, 10/6/2028 (a)(r)	Lending Club	10/11/2023	6,029	5,900	5,802
204445428.SRDLC, 11.26%, 10/6/2028 (a)(r)	Lending Club	10/11/2023	16,732	16,383	16,330
204448443.SRDLC, 28.49%, 4/27/2028 (a)(n)(r)	Lending Club	9/29/2023	4,860	4,714	691
204453655.SRDLC, 7.17%, 10/10/2026 (a)(r)	Lending Club	10/12/2023	4,433	4,358	4,375
204454356.SRDLC, 25.99%, 9/27/2026 (a)(r)	Lending Club	9/29/2023	2,895	2,832	2,834
204456266.SRDLC, 13.74%, 10/10/2026 (a)(r)	Lending Club	10/12/2023	7,964	7,825	7,720
204466314.SRDLC, 32.39%, 10/19/2028 (a)(r)	Lending Club	10/23/2023	5,427	5,255	5,487
204467911.SRDLC, 12.24%, 2/22/2027 (a)(r)	Lending Club	10/12/2023	11,399	11,189	9,249
204468340.SRDLC, 8.24%, 10/10/2026 (a)(r)	Lending Club	10/12/2023	10,404	10,228	10,199
204469238.SRDLC, 9.49%, 10/10/2026 (a)(r)	Lending Club	10/12/2023	2,093	2,057	2,051
204469648.SRDLC, 30.49%, 10/7/2028 (a)(n)(r)	Lending Club	11/01/2023	9,626	9,323	9,558
204471173.SRDLC, 32.39%, 10/4/2028 (a)(r)	Lending Club	10/06/2023	10,857	10,515	10,772
204471480.SRDLC, 26.99%, 2/3/2027 (a)(r)	Lending Club	10/05/2023	4,160	4,029	4,021
204481333.SRDLC, 26.99%, 10/22/2026 (a)(n)(r)	Lending Club	10/05/2023	19,693	19,004	3,602
204486296.SRDLC, 10.24%, 10/17/2026 (a)(r)	Lending Club	10/12/2023	5,969	5,867	5,855
204493523.SRDLC, 9.74%, 10/10/2028 (a)(r)	Lending Club	10/12/2023	29,288	28,681	28,595
204508979.SRDLC, 22.49%, 10/24/2026 (a)(r)	Lending Club	10/25/2023	8,120	7,911	7,906
204517405.SRDLC, 30.49%, 10/2/2028 (a)(r)	Lending Club	10/04/2023	8,188	7,932	8,167
204517947.SRDLC, 27.49%, 10/19/2028 (a)(r)	Lending Club	10/06/2023	18,132	17,584	18,038
204532190.SRDLC, 30.99%, 10/3/2026 (a)(r)	Lending Club	10/05/2023	1,802	1,754	1,744
204533254.SRDLC, 32.39%, 11/20/2028 (a)(r)	Lending Club	11/14/2023	5,157	4,997	5,159
204534263.SRDLC, 22.99%, 10/3/2026 (a)(r)	Lending Club	10/05/2023	2,217	2,161	2,141
204537671.SRDLC, 12.99%, 10/1/2026 (a)(r)	Lending Club	10/13/2023	10,569	10,386	10,243
204540186.SRDLC, 31.89%, 10/30/2027 (a)(r)	Lending Club	11/01/2023	4,096	3,975	4,194
204548026.SRDLC, 7.24%, 10/24/2026 (a)(r)	Lending Club	10/16/2023	16,699	16,416	16,477
204557255.SRDLC, 30.99%, 10/6/2026 (a)(r)	Lending Club	10/10/2023	5,339	5,199	5,179
204558650.SRDLC, 31.99%, 4/5/2029 (a)(n)(r)	Lending Club	10/10/2023	18,000	17,370	1,840
204559321.SRDLC, 20.99%, 10/5/2026 (a)(r)	Lending Club	10/10/2023	2,933	2,859	2,833
204560285.SRDLC, 24.49%, 11/12/2025 (a)(r)	Lending Club	11/14/2023	3,433	3,363	3,436
204562846.SRDLC, 24.99%, 10/6/2026 (a)(r)	Lending Club	10/11/2023	2,235	2,177	2,163
204565547.SRDLC, 32.39%, 10/12/2028 (a)(r)	Lending Club	10/10/2023	10,123	9,786	10,087
204575583.SRDLC, 25.99%, 10/4/2026 (a)(r)	Lending Club	10/16/2023	7,405	7,213	7,173
204581485.SRDLC, 15.99%, 10/16/2028 (a)(n)(r)	Lending Club	10/18/2023	58	57	58
204581649.SRDLC, 26.99%, 10/10/2026 (a)(n)(r)	Lending Club	10/12/2023	5,679	5,480	580
204583517.SRDLC, 24.49%, 10/6/2027 (a)(n)(r)	Lending Club	10/11/2023	1,876	1,821	1,873
204587454.SRDLC, 32.39%, 10/20/2028 (a)(r)	Lending Club	10/19/2023	22,703	21,985	22,782
204588836.SRDLC, 28.99%, 10/18/2025 (a)(r)	Lending Club	10/20/2023	8,599	8,329	8,617
204588997.SRDLC, 12.74%, 10/16/2028 (a)(r)	Lending Club	10/18/2023	25,417	24,881	24,839
204594269.SRDLC, 21.49%, 10/10/2026 (a)(r)	Lending Club	10/12/2023	9,918	9,667	9,595

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

68	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
204595690.SRDLC, 26.99%, 10/10/2026 (a)(r)	Lending Club	10/12/2023	$4,962	$4,803	$4,828
204598441.SRDLC, 29.49%, 10/20/2028 (a)(r)	Lending Club	10/12/2023	22,832	22,133	22,914
204602413.SRDLC, 15.99%, 10/13/2026 (a)(r)	Lending Club	10/17/2023	3,949	3,851	3,848
204607561.SRDLC, 23.99%, 11/14/2026 (a)(r)	Lending Club	11/16/2023	9,962	9,684	9,670
204607632.SRDLC, 15.00%, 2/15/2027 (a)(r)	Lending Club	10/12/2023	13,210	12,768	12,348
204609441.SRDLC, 15.74%, 10/16/2028 (a)(r)	Lending Club	10/18/2023	11,058	10,822	10,668
204610980.SRDLC, 20.99%, 10/10/2026 (a)(r)	Lending Club	10/12/2023	880	857	851
204611663.SRDLC, 30.99%, 10/15/2026 (a)(r)	Lending Club	10/12/2023	3,828	3,727	3,732
204615141.SRDLC, 12.24%, 10/13/2028 (a)(r)	Lending Club	10/17/2023	26,211	25,660	25,213
204617295.SRDLC, 13.99%, 10/13/2027 (a)(r)	Lending Club	10/17/2023	5,197	5,094	5,174
204622779.SRDLC, 24.49%, 10/25/2026 (a)(r)	Lending Club	10/12/2023	18,850	18,370	18,316
204629248.SRDLC, 15.49%, 10/13/2028 (a)(r)	Lending Club	10/17/2023	3,426	3,353	3,304
204637099.SRDLC, 32.39%, 11/25/2028 (a)(n)(r)	Lending Club	11/15/2023	11,994	11,610	12,080
204642940.SRDLC, 27.49%, 10/3/2026 (a)(n)(r)	Lending Club	10/13/2023	5,208	5,074	5,050
204647088.SRDLC, 22.99%, 10/11/2025 (a)(r)	Lending Club	10/13/2023	8,462	8,299	8,534
204647611.SRDLC, 25.99%, 10/11/2026 (a)(r)	Lending Club	10/13/2023	3,739	3,643	3,625
204650247.SRDLC, 30.99%, 10/16/2026 (a)(r)	Lending Club	10/18/2023	3,661	3,564	3,572
204651330.SRDLC, 10.24%, 11/6/2028 (a)(r)	Lending Club	11/08/2023	25,692	25,150	25,119
204652932.SRDLC, 15.99%, 10/20/2026 (a)(r)	Lending Club	10/24/2023	7,180	7,000	7,016
204652983.SRDLC, 32.39%, 10/17/2028 (a)(r)	Lending Club	10/16/2023	6,556	6,349	6,565
204653543.SRDLC, 20.99%, 10/30/2026 (a)(r)	Lending Club	11/01/2023	4,399	4,287	4,299
204658916.SRDLC, 31.89%, 11/20/2027 (a)(r)	Lending Club	11/15/2023	8,740	8,476	8,828
204659474.SRDLC, 8.24%, 10/16/2026 (a)(r)	Lending Club	10/18/2023	19,165	18,795	18,810
204660104.SRDLC, 19.99%, 10/17/2028 (a)(r)	Lending Club	10/13/2023	21,385	20,737	21,110
204665739.SRDLC, 18.99%, 10/12/2025 (a)(r)	Lending Club	10/16/2023	2,735	2,684	2,741
204666512.SRDLC, 15.99%, 11/1/2026 (a)(r)	Lending Club	10/18/2023	9,010	8,786	8,723
204667188.SRDLC, 28.99%, 10/18/2025 (a)(n)(r)	Lending Club	10/20/2023	1,938	1,870	198
204670065.SRDLC, 26.49%, 10/10/2026 (a)(n)(r)	Lending Club	10/27/2023	2,013	1,942	340
204670221.SRDLC, 19.49%, 10/19/2026 (a)(r)	Lending Club	10/23/2023	2,550	2,485	2,482
204672903.SRDLC, 21.49%, 10/12/2025 (a)(r)	Lending Club	10/16/2023	5,530	5,427	5,541
204673717.SRDLC, 10.49%, 10/21/2026 (a)(r)	Lending Club	10/18/2023	25,287	24,850	24,595
204673769.SRDLC, 32.39%, 10/23/2028 (a)(r)	Lending Club	10/25/2023	9,045	8,758	9,162
204674882.SRDLC, 31.89%, 10/20/2027 (a)(r)	Lending Club	10/24/2023	12,610	12,235	12,817
204678563.SRDLC, 25.49%, 11/15/2026 (a)(n)(r)	Lending Club	11/08/2023	5,925	5,718	4,033
204678905.SRDLC, 22.99%, 10/28/2026 (a)(r)	Lending Club	10/17/2023	18,772	18,294	18,296
204680377.SRDLC, 26.49%, 10/18/2026 (a)(r)	Lending Club	10/16/2023	3,774	3,677	3,663
204682636.SRDLC, 7.24%, 10/18/2025 (a)(r)	Lending Club	10/20/2023	9,325	9,207	9,275
204682690.SRDLC, 28.49%, 10/13/2028 (a)(r)	Lending Club	10/17/2023	8,052	7,800	8,126
204684311.SRDLC, 31.89%, 10/13/2027 (a)(n)(r)	Lending Club	10/17/2023	1,784	1,722	1,176
204685321.SRDLC, 7.24%, 10/17/2026 (a)(r)	Lending Club	10/19/2023	6,214	6,108	6,124
204685459.SRDLC, 32.39%, 10/15/2028 (a)(n)(r)	Lending Club	10/17/2023	6,542	6,313	448
204691132.SRDLC, 14.24%, 11/24/2027 (a)(r)	Lending Club	11/13/2023	32,929	32,262	32,419
204691442.SRDLC, 29.99%, 10/1/2026 (a)(r)	Lending Club	10/17/2023	1,791	1,743	1,743
204692078.SRDLC, 32.39%, 10/16/2028 (a)(r)	Lending Club	10/18/2023	18,090	17,517	18,222
204692447.SRDLC, 30.99%, 10/15/2026 (a)(r)	Lending Club	10/17/2023	6,109	5,948	5,962
204694390.SRDLC, 30.99%, 10/24/2026 (a)(n)(r)	Lending Club	10/17/2023	5,273	5,089	539
204695288.SRDLC, 30.99%, 10/16/2026 (a)(r)	Lending Club	10/18/2023	8,382	8,160	8,196
204697173.SRDLC, 25.99%, 11/20/2026 (a)(r)	Lending Club	11/21/2023	3,249	3,162	3,166
204700782.SRDLC, 30.99%, 10/24/2026 (a)(n)(r)	Lending Club	10/18/2023	1,914	1,863	1,878
204700848.SRDLC, 19.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	13,585	13,233	13,129
204705127.SRDLC, 25.49%, 11/17/2028 (a)(r)	Lending Club	11/21/2023	6,459	6,257	6,358
204707973.SRDLC, 30.99%, 10/16/2026 (a)(r)	Lending Club	10/18/2023	9,906	9,644	9,686

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	69

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
204710073.SRDLC, 29.49%, 10/25/2028 (a)(r)	Lending Club	10/18/2023	$13,594	$13,169	$13,763
204710527.SRDLC, 25.99%, 10/22/2027 (a)(r)	Lending Club	10/18/2023	16,425	15,946	16,686
204711592.SRDLC, 31.99%, 10/17/2028 (a)(r)	Lending Club	10/19/2023	9,035	8,749	9,111
204713085.SRDLC, 31.99%, 10/16/2028 (a)(r)	Lending Club	10/18/2023	18,070	17,499	18,208
204717857.SRDLC, 31.89%, 10/31/2027 (a)(r)	Lending Club	10/18/2023	2,339	2,259	2,360
204719096.SRDLC, 25.99%, 11/14/2028 (a)(r)	Lending Club	11/16/2023	8,984	8,702	8,816
204720778.SRDLC, 20.99%, 10/19/2028 (a)(r)	Lending Club	10/23/2023	31,451	30,764	30,439
204721182.SRDLC, 32.39%, 11/2/2028 (a)(n)(r)	Lending Club	11/06/2023	12,134	11,710	1,240
204725761.SRDLC, 19.99%, 11/20/2028 (a)(r)	Lending Club	11/22/2023	7,412	7,183	7,345
204726884.SRDLC, 14.99%, 10/23/2026 (a)(r)	Lending Club	10/25/2023	10,724	10,456	10,489
204727522.SRDLC, 14.49%, 10/17/2026 (a)(r)	Lending Club	10/19/2023	3,567	3,504	3,445
204730607.SRDLC, 28.49%, 10/17/2028 (a)(r)	Lending Club	10/19/2023	6,262	6,066	6,298
204732244.SRDLC, 32.39%, 11/3/2028 (a)(r)	Lending Club	11/07/2023	18,543	17,899	18,280
204740773.SRDLC, 20.49%, 10/27/2026 (a)(r)	Lending Club	10/31/2023	11,707	11,401	11,433
204742054.SRDLC, 29.99%, 10/19/2026 (a)(r)	Lending Club	10/23/2023	2,278	2,217	2,235
204744165.SRDLC, 31.89%, 10/18/2027 (a)(r)	Lending Club	10/20/2023	5,824	5,650	5897
204744381.SRDLC, 9.71%, 10/18/2025 (a)(r)	Lending Club	10/20/2023	5,242	5,175	5,186
204744907.SRDLC, 25.49%, 11/19/2026 (a)(r)	Lending Club	11/21/2023	1,939	1,887	1,889
204746318.SRDLC, 19.99%, 10/31/2026 (a)(r)	Lending Club	10/26/2023	4,398	4,286	4,286
204753016.SRDLC, 29.49%, 11/27/2028 (a)(n)(r)	Lending Club	11/15/2023	20,769	20,042	2,123
204764423.SRDLC, 12.74%, 11/16/2028 (a)(r)	Lending Club	11/20/2023	27,543	26,953	26,549
204767760.SRDLC, 21.49%, 10/18/2025 (a)(r)	Lending Club	10/24/2023	4,578	4,491	4,600
204769673.SRDLC, 14.24%, 10/20/2028 (a)(r)	Lending Club	10/24/2023	15,341	15,015	14,826
204772978.SRDLC, 20.99%, 11/2/2026 (a)(r)	Lending Club	10/30/2023	6,094	5,937	5,868
204773775.SRDLC, 23.49%, 10/20/2026 (a)(r)	Lending Club	10/24/2023	6,961	6,781	6,797
204774959.SRDLC, 24.99%, 10/23/2026 (a)(r)	Lending Club	10/25/2023	2,235	2,176	2,183
204776470.SRDLC, 24.99%, 10/20/2026 (a)(r)	Lending Club	10/24/2023	1,044	1,016	1,017
204777811.SRDLC, 27.49%, 10/28/2026 (a)(n)(r)	Lending Club	10/25/2023	8,879	8,569	907
204778284.SRDLC, 30.99%, 11/1/2026 (a)(n)(r)	Lending Club	11/08/2023	9,608	9,274	9,297
204780925.SRDLC, 29.49%, 10/30/2028 (a)(r)	Lending Club	10/25/2023	21,713	21,045	21,961
204781074.SRDLC, 23.49%, 11/14/2026 (a)(r)	Lending Club	11/16/2023	15,291	14,886	14,859
204784436.SRDLC, 30.99%, 10/23/2026 (a)(r)	Lending Club	10/25/2023	3,810	3,708	3,744
204785325.SRDLC, 23.99%, 11/30/2026 (a)(n)(r)	Lending Club	11/20/2023	6,901	6,659	705
204786280.SRDLC, 13.49%, 10/23/2027 (a)(r)	Lending Club	10/25/2023	3,989	3,910	3,976
204786282.SRDLC, 15.99%, 11/16/2026 (a)(r)	Lending Club	11/20/2023	10,405	10,137	10,160
204786911.SRDLC, 11.49%, 11/10/2028 (a)(r)	Lending Club	11/14/2023	21,590	21,130	20,789
204787395.SRDLC, 23.99%, 11/17/2026 (a)(r)	Lending Club	11/15/2023	4,615	4,493	4,481
204788438.SRDLC, 9.88%, 10/25/2026 (a)(r)	Lending Club	10/25/2023	2,798	2,749	2,724
204788715.SRDLC, 13.62%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	16,198	15,902	15,776
204789670.SRDLC, 14.64%, 10/20/2026 (a)(r)	Lending Club	10/24/2023	19,987	19,633	19,349
204790084.SRDLC, 19.99%, 10/23/2026 (a)(r)	Lending Club	10/25/2023	876	854	853
204790332.SRDLC, 32.39%, 10/23/2028 (a)(r)	Lending Club	10/25/2023	4,522	4,379	4,581
204790872.SRDLC, 23.49%, 10/23/2026 (a)(r)	Lending Club	10/25/2023	7,405	7,214	7,238
204791068.SRDLC, 10.99%, 10/27/2027 (a)(n)(r)	Lending Club	10/31/2023	5,282	5,151	5,252
204793641.SRDLC, 10.19%, 10/23/2027 (a)(r)	Lending Club	10/25/2023	31,467	30,849	31,287
204795406.SRDLC, 12.49%, 10/20/2026 (a)(r)	Lending Club	10/24/2023	1,768	1,737	1,718
204798537.SRDLC, 25.99%, 10/24/2028 (a)(n)(r)	Lending Club	10/26/2023	22,968	22,164	3,922
204799007.SRDLC, 14.74%, 10/23/2026 (a)(r)	Lending Club	10/25/2023	2,499	2,455	2,418
204799620.SRDLC, 20.99%, 10/24/2026 (a)(r)	Lending Club	10/26/2023	6,616	6,446	6,454
204806331.SRDLC, 23.99%, 10/24/2027 (a)(r)	Lending Club	10/26/2023	10,719	10,407	10,942
204807121.SRDLC, 6.91%, 10/23/2026 (a)(r)	Lending Club	10/25/2023	4,481	4,404	4,417
204819660.SRDLC, 30.99%, 10/25/2026 (a)(n)(r)	Lending Club	10/27/2023	11,771	11,446	11,585

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

70	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
204821585.SRDLC, 14.24%, 10/23/2026 (a)(r)	Lending Club	10/25/2023	$8,551	$8,399	$8,273
204827026.SRDLC, 12.99%, 10/26/2026 (a)(r)	Lending Club	10/30/2023	7,087	6,911	6,948
204827446.SRDLC, 10.24%, 11/2/2026 (a)(r)	Lending Club	11/06/2023	7,262	7,134	7,117
204827760.SRDLC, 21.49%, 11/1/2026 (a)(r)	Lending Club	10/30/2023	2,974	2,897	2,862
204830054.SRDLC, 23.49%, 10/30/2026 (a)(r)	Lending Club	10/30/2023	6,855	6,653	6,721
204833035.SRDLC, 26.49%, 10/30/2028 (a)(r)	Lending Club	11/01/2023	21,915	21,231	21,715
204833610.SRDLC, 19.00%, 10/23/2028 (a)(r)	Lending Club	10/25/2023	20,817	20,366	19,939
204836877.SRDLC, 20.99%, 10/26/2026 (a)(r)	Lending Club	10/30/2023	1,466	1,429	1,431
204838693.SRDLC, 8.89%, 10/23/2026 (a)(r)	Lending Club	10/25/2023	10,436	10,255	10,249
204839877.SRDLC, 32.39%, 5/20/2029 (a)(n)(r)	Lending Club	11/22/2023	6,261	6,042	871
204843005.SRDLC, 12.24%, 10/25/2027 (a)(r)	Lending Club	10/25/2023	19,860	19,467	19,786
204848035.SRDLC, 22.99%, 10/26/2026 (a)(r)	Lending Club	10/30/2023	4,781	4,658	4,685
204852757.SRDLC, 10.49%, 10/24/2027 (a)(r)	Lending Club	10/26/2023	3,938	3,861	3,916
204852875.SRDLC, 23.99%, 10/27/2026 (a)(r)	Lending Club	10/31/2023	17,808	17,335	17,460
204854168.SRDLC, 25.49%, 11/9/2026 (a)(r)	Lending Club	11/13/2023	4,158	4,048	4,028
204854813.SRDLC, 9.74%, 10/24/2025 (a)(r)	Lending Club	10/26/2023	2,620	2,586	2,603
204860745.SRDLC, 31.89%, 11/15/2027 (a)(r)	Lending Club	11/17/2023	13,011	12,617	13,134
204860917.SRDLC, 11.62%, 10/25/2026 (a)(r)	Lending Club	10/27/2023	9,861	9,688	9,589
204862220.SRDLC, 18.99%, 11/15/2026 (a)(r)	Lending Club	11/17/2023	4,511	4,394	4,381
204862412.SRDLC, 26.49%, 10/27/2028 (a)(n)(r)	Lending Club	10/31/2023	23,475	22,653	2,399
204862844.SRDLC, 26.99%, 11/8/2026 (a)(r)	Lending Club	11/10/2023	1,161	1,130	1,130
204862989.SRDLC, 24.99%, 11/10/2026 (a)(r)	Lending Club	11/14/2023	769	748	745
204864290.SRDLC, 12.74%, 10/25/2028 (a)(r)	Lending Club	10/27/2023	21,181	20,732	20,730
204864933.SRDLC, 17.99%, 11/2/2025 (a)(r)	Lending Club	11/06/2023	1,757	1,723	1,747
204866018.SRDLC, 13.24%, 10/27/2026 (a)(n)(r)	Lending Club	10/31/2023	2,837	2,766	112
204866197.SRDLC, 12.74%, 10/25/2026 (a)(r)	Lending Club	10/27/2023	2,832	2,782	2,753
204867254.SRDLC, 11.74%, 10/26/2028 (a)(r)	Lending Club	10/30/2023	33,752	33,039	32,557
204871037.SRDLC, 32.39%, 11/16/2028 (a)(r)	Lending Club	11/06/2023	8,345	8,096	8,323
204871983.SRDLC, 9.74%, 11/24/2026 (a)(r)	Lending Club	11/28/2023	11,957	11,741	11,743
204877501.SRDLC, 23.49%, 10/27/2026 (a)(n)(r)	Lending Club	10/31/2023	1,070	1,033	192
204878134.SRDLC, 13.74%, 11/3/2027 (a)(r)	Lending Club	11/07/2023	15,106	14,802	14,836
204879410.SRDLC, 29.99%, 11/10/2028 (a)(n)(r)	Lending Club	11/14/2023	16,843	16,254	2,904
204879805.SRDLC, 28.99%, 10/15/2025 (a)(n)(r)	Lending Club	11/01/2023	1,125	1,104	1,131
204880350.SRDLC, 32.39%, 11/15/2028 (a)(r)	Lending Club	11/08/2023	9,217	8,924	9,207
204886117.SRDLC, 7.00%, 10/27/2026 (a)(r)	Lending Club	10/31/2023	27,481	27,003	27,102
204891575.SRDLC, 27.49%, 10/30/2028 (a)(r)	Lending Club	11/01/2023	22,300	21,609	22,800
204891670.SRDLC, 28.49%, 6/17/2029 (a)(n)(r)	Lending Club	11/06/2023	12,426	11,991	1,699
204891798.SRDLC, 26.99%, 11/17/2027 (a)(r)	Lending Club	11/21/2023	4,274	4,146	4,338
204893176.SRDLC, 16.99%, 12/1/2028 (a)(r)	Lending Club	11/29/2023	35,527	34,750	34,046
204893917.SRDLC, 25.49%, 11/16/2028 (a)(r)	Lending Club	11/20/2023	22,429	21,725	22,062
204895245.SRDLC, 12.12%, 11/7/2026 (a)(r)	Lending Club	11/09/2023	10,977	10,781	10,648
204896170.SRDLC, 12.74%, 11/11/2026 (a)(n)(r)	Lending Club	11/01/2023	6,868	6,697	702
204899155.SRDLC, 22.49%, 11/16/2026 (a)(r)	Lending Club	11/20/2023	4,571	4,450	4,438
204902189.SRDLC, 26.49%, 10/30/2027 (a)(r)	Lending Club	11/01/2023	5,868	5,698	6,029
204903264.SRDLC, 23.99%, 11/6/2026 (a)(n)(r)	Lending Club	11/06/2023	1,531	1,491	1,481
204907541.SRDLC, 24.99%, 11/15/2025 (a)(r)	Lending Club	11/06/2023	1,227	1,202	1,226
204908259.SRDLC, 20.99%, 11/10/2026 (a)(r)	Lending Club	11/14/2023	758	738	734
204910003.SRDLC, 12.24%, 10/30/2028 (a)(r)	Lending Club	11/01/2023	13,951	13,659	13,465
204910104.SRDLC, 6.99%, 10/30/2026 (a)(r)	Lending Club	11/01/2023	25,515	25,077	25,166
204913690.SRDLC, 19.74%, 11/8/2028 (a)(r)	Lending Club	11/10/2023	13,225	12,936	12,606
204915364.SRDLC, 24.99%, 11/6/2026 (a)(n)(r)	Lending Club	11/08/2023	2,851	2,751	—
204918488.SRDLC, 31.89%, 11/6/2027 (a)(r)	Lending Club	11/08/2023	8,674	8,412	8,691

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	71

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
204919835.SRDLC, 31.89%, 11/15/2027 (a)(n)(r)	Lending Club	11/17/2023	$9,297	$8,972	$950
204920573.SRDLC, 19.99%, 11/9/2026 (a)(n)(r)	Lending Club	11/13/2023	19,857	19,162	12,989
204925281.SRDLC, 10.49%, 11/6/2028 (a)(r)	Lending Club	11/08/2023	34,139	33,418	33,339
204930383.SRDLC, 9.74%, 11/3/2027 (a)(r)	Lending Club	11/14/2023	21,648	21,218	21,507
204932128.SRDLC, 32.39%, 11/20/2028 (a)(n)(r)	Lending Club	11/22/2023	14,211	13,713	513
204938062.SRDLC, 24.49%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	4,604	4,482	4,450
204938682.SRDLC, 22.99%, 11/7/2026 (a)(r)	Lending Club	11/09/2023	3,816	3,716	3,693
204939156.SRDLC, 26.99%, 11/8/2026 (a)(r)	Lending Club	11/10/2023	4,645	4,520	4,518
204945030.SRDLC, 23.99%, 11/2/2026 (a)(r)	Lending Club	11/06/2023	4,596	4,475	4,435
204945531.SRDLC, 26.49%, 11/2/2028 (a)(r)	Lending Club	11/06/2023	22,469	21,770	21,900
204948635.SRDLC, 17.49%, 11/2/2027 (a)(r)	Lending Club	11/06/2023	2,691	2,614	2,602
204950541.SRDLC, 25.99%, 11/10/2026 (a)(n)(r)	Lending Club	11/06/2023	2,122	2,047	217
204950557.SRDLC, 8.24%, 11/10/2025 (a)(r)	Lending Club	11/14/2023	562	554	558
204953638.SRDLC, 10.24%, 11/2/2026 (a)(r)	Lending Club	11/06/2023	10,167	9,987	9,857
204953934.SRDLC, 11.49%, 11/6/2028 (a)(r)	Lending Club	11/08/2023	29,129	28,511	28,444
204954055.SRDLC, 25.49%, 11/7/2028 (a)(r)	Lending Club	11/09/2023	17,943	17,382	17,539
204954485.SRDLC, 21.49%, 11/15/2025 (a)(r)	Lending Club	11/06/2023	6,033	5,915	6,000
204955900.SRDLC, 25.49%, 11/10/2025 (a)(r)	Lending Club	11/06/2023	7,664	7,437	7,684
204956984.SRDLC, 26.49%, 6/12/2029 (a)(n)(r)	Lending Club	11/06/2023	12,425	11,990	1,270
204960040.SRDLC, 12.99%, 11/2/2025 (a)(r)	Lending Club	11/06/2023	2,655	2,605	2,642
204961621.SRDLC, 10.74%, 11/17/2027 (a)(r)	Lending Club	11/06/2023	24,281	23,798	24,177
204961977.SRDLC, 8.99%, 11/2/2026 (a)(r)	Lending Club	11/06/2023	10,135	9,958	9,943
204962758.SRDLC, 13.24%, 11/2/2026 (a)(r)	Lending Club	11/06/2023	29,407	28,881	28,357
204966727.SRDLC, 9.74%, 11/15/2027 (a)(n)(r)	Lending Club	11/06/2023	14,535	14,248	14,433
204966802.SRDLC, 32.39%, 11/3/2028 (a)(r)	Lending Club	11/07/2023	8,898	8,615	8,811
204966953.SRDLC, 26.99%, 11/10/2027 (a)(n)(r)	Lending Club	11/07/2023	11,173	10,782	1,142
204967081.SRDLC, 25.99%, 12/20/2027 (a)(r)	Lending Club	11/07/2023	12,170	11,809	12,509
204967306.SRDLC, 28.04%, 11/1/2026 (a)(n)(r)	Lending Club	11/07/2023	8,138	7,853	832
204968495.SRDLC, 31.49%, 11/7/2028 (a)(r)	Lending Club	11/07/2023	11,893	11,515	11,821
204970758.SRDLC, 14.24%, 11/14/2027 (a)(r)	Lending Club	11/07/2023	32,919	32,257	32,530
204971844.SRDLC, 6.99%, 11/2/2026 (a)(r)	Lending Club	11/06/2023	7,879	7,742	7,764
204972743.SRDLC, 32.39%, 11/27/2028 (a)(r)	Lending Club	11/07/2023	4,524	4,387	4,527
204973013.SRDLC, 32.39%, 11/10/2028 (a)(r)	Lending Club	11/14/2023	4,568	4,422	4,570
204974371.SRDLC, 29.99%, 11/8/2028 (a)(r)	Lending Club	11/07/2023	5,480	5,307	5,440
204974638.SRDLC, 11.24%, 11/3/2028 (a)(r)	Lending Club	11/07/2023	18,830	18,432	18,384
204974910.SRDLC, 14.99%, 11/3/2026 (a)(r)	Lending Club	11/07/2023	5,229	5,089	5,091
204975619.SRDLC, 28.99%, 11/7/2025 (a)(n)(r)	Lending Club	11/09/2023	12,013	11,593	1,228
204976337.SRDLC, 27.49%, 11/7/2027 (a)(r)	Lending Club	11/07/2023	7,739	7,510	7,739
204976977.SRDLC, 30.99%, 11/3/2026 (a)(r)	Lending Club	11/07/2023	3,920	3,812	3,797
204978844.SRDLC, 20.49%, 11/17/2026 (a)(n)(r)	Lending Club	11/21/2023	7,551	7,355	7,341
204979097.SRDLC, 22.49%, 11/3/2026 (a)(n)(r)	Lending Club	11/07/2023	9,426	9,100	6,171
204979163.SRDLC, 24.99%, 11/3/2028 (a)(r)	Lending Club	11/07/2023	10,751	10,415	10,497
204979393.SRDLC, 22.99%, 11/3/2026 (a)(r)	Lending Club	11/07/2023	2,671	2,601	2,581
204980470.SRDLC, 30.99%, 11/15/2026 (a)(n)(r)	Lending Club	11/08/2023	12,882	12,431	2,236
204980743.SRDLC, 28.99%, 11/3/2028 (a)(r)	Lending Club	11/07/2023	8,152	7,895	8,129
204981046.SRDLC, 30.99%, 11/15/2026 (a)(r)	Lending Club	11/08/2023	11,897	11,575	11,597
204981093.SRDLC, 22.99%, 11/3/2026 (a)(r)	Lending Club	11/07/2023	10,994	10,704	10,612
204981896.SRDLC, 23.99%, 11/3/2026 (a)(r)	Lending Club	11/07/2023	1,838	1,790	1,775
204981988.SRDLC, 10.00%, 7/17/2028 (a)(r)	Lending Club	11/07/2023	4,788	4,662	5,024
204982351.SRDLC, 32.39%, 11/3/2028 (a)(r)	Lending Club	11/07/2023	22,842	22,115	22,718
204982826.SRDLC, 31.89%, 11/3/2027 (a)(n)(r)	Lending Club	11/07/2023	2,683	2,589	671
204983341.SRDLC, 24.99%, 11/18/2026 (a)(r)	Lending Club	11/07/2023	7,812	7,561	7,606

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

72	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
204983615.SRDLC, 13.99%, 11/7/2028 (a)(r)	Lending Club	11/09/2023	$18,137	$17,748	$17,473
204983913.SRDLC, 24.99%, 11/3/2026 (a)(r)	Lending Club	11/07/2023	7,379	7,185	7,124
204984636.SRDLC, 23.49%, 11/9/2026 (a)(r)	Lending Club	11/13/2023	2,447	2,382	2,372
204985247.SRDLC, 21.49%, 11/3/2026 (a)(r)	Lending Club	11/07/2023	12,144	11,828	11,718
204985862.SRDLC, 23.99%, 11/3/2026 (a)(r)	Lending Club	11/07/2023	19,148	18,645	18,493
204986421.SRDLC, 16.99%, 11/24/2028 (a)(r)	Lending Club	11/28/2023	17,258	16,881	16,695
204987273.SRDLC, 25.99%, 11/3/2026 (a)(n)(r)	Lending Club	11/07/2023	3,736	3,605	382
204987832.SRDLC, 25.49%, 11/3/2026 (a)(r)	Lending Club	11/07/2023	5,390	5,248	5,203
204989755.SRDLC, 29.99%, 11/3/2028 (a)(r)	Lending Club	11/07/2023	20,888	20,227	20,813
204991156.SRDLC, 10.74%, 11/15/2028 (a)(r)	Lending Club	11/07/2023	11,157	10,921	10,906
204992817.SRDLC, 27.49%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	1,163	1,132	1,130
204993077.SRDLC, 15.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	17,095	16,659	16,622
204993748.SRDLC, 18.99%, 11/3/2026 (a)(r)	Lending Club	11/07/2023	1,504	1,465	1,452
204995091.SRDLC, 24.49%, 11/6/2028 (a)(r)	Lending Club	11/08/2023	5,815	5,634	5,685
204995972.SRDLC, 12.49%, 11/9/2026 (a)(r)	Lending Club	11/13/2023	13,196	12,953	12,830
204996180.SRDLC, 32.39%, 11/29/2028 (a)(r)	Lending Club	11/22/2023	13,863	13,432	13,862
204998015.SRDLC, 10.49%, 11/7/2027 (a)(r)	Lending Club	11/09/2023	22,575	22,126	22,423
204998277.SRDLC, 11.49%, 11/13/2028 (a)(r)	Lending Club	11/15/2023	20,562	20,124	20,094
205000321.SRDLC, 24.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	1,845	1,796	1,783
205003766.SRDLC, 27.49%, 11/16/2027 (a)(r)	Lending Club	11/08/2023	10,388	10,080	10,418
205004489.SRDLC, 30.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	3,531	3,436	3,425
205005150.SRDLC, 30.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	942	916	913
205005322.SRDLC, 20.49%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	3,608	3,514	3,486
205005478.SRDLC, 26.49%, 11/21/2026 (a)(r)	Lending Club	11/08/2023	1,173	1,142	1,143
205005922.SRDLC, 30.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	3,924	3,818	3,805
205007700.SRDLC, 22.99%, 11/6/2026 (a)(n)(r)	Lending Club	11/08/2023	1,180	1,139	804
205007733.SRDLC, 14.24%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	5,905	5,798	5,690
205008355.SRDLC, 32.39%, 7/21/2029 (a)(n)(r)	Lending Club	11/09/2023	14,984	14,459	2,689
205010193.SRDLC, 12.74%, 11/24/2028 (a)(r)	Lending Club	11/28/2023	12,911	12,633	12,638
205011383.SRDLC, 29.99%, 11/6/2027 (a)(n)(r)	Lending Club	11/08/2023	9,411	9,081	1,220
205018309.SRDLC, 28.99%, 11/1/2025 (a)(r)	Lending Club	11/08/2023	673	656	662
205028471.SRDLC, 9.24%, 11/20/2025 (a)(r)	Lending Club	11/22/2023	8,467	8,350	8,404
205028504.SRDLC, 29.99%, 11/6/2027 (a)(r)	Lending Club	11/08/2023	4,313	4,184	4,326
205029516.SRDLC, 15.24%, 11/8/2028 (a)(r)	Lending Club	11/10/2023	20,844	20,395	20,084
205030367.SRDLC, 28.49%, 11/6/2027 (a)(n)(r)	Lending Club	11/08/2023	2,553	2,479	2,561
205032341.SRDLC, 26.49%, 11/16/2028 (a)(r)	Lending Club	11/20/2023	7,198	6,971	7,075
205038192.SRDLC, 19.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	6,340	6,176	6,127
205039537.SRDLC, 15.49%, 11/15/2027 (a)(r)	Lending Club	11/07/2023	14,072	13,788	13,905
205040182.SRDLC, 22.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	1,526	1,486	1,476
205040207.SRDLC, 32.39%, 11/14/2028 (a)(r)	Lending Club	11/16/2023	9,137	8,845	9,156
205040595.SRDLC, 26.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	19,353	18,837	18,800
205041347.SRDLC, 22.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	1,831	1,783	1,771
205041398.SRDLC, 32.39%, 11/20/2028 (a)(r)	Lending Club	11/08/2023	9,676	9,378	9,580
205044350.SRDLC, 21.49%, 11/13/2026 (a)(r)	Lending Club	11/08/2023	2,290	2,230	2,220
205044397.SRDLC, 16.99%, 11/6/2025 (a)(r)	Lending Club	11/08/2023	583	572	581
205046513.SRDLC, 17.99%, 11/6/2025 (a)(r)	Lending Club	11/08/2023	4,217	4,134	4197
205051286.SRDLC, 22.99%, 11/6/2025 (a)(r)	Lending Club	11/08/2023	1,793	1,757	1,799
205051330.SRDLC, 24.99%, 11/1/2025 (a)(r)	Lending Club	11/08/2023	1,197	1,173	1,197
205052261.SRDLC, 28.99%, 11/13/2028 (a)(r)	Lending Club	11/08/2023	10,953	10,608	10,949
205054208.SRDLC, 30.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	9,417	9,162	9,133
205054697.SRDLC, 24.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	2,767	2,694	2,674
205054967.SRDLC, 6.99%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	10,745	10,556	10,603

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	73

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
205055970.SRDLC, 26.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	$2,322	$2,260	$2,256
205057809.SRDLC, 15.99%, 11/7/2025 (a)(r)	Lending Club	11/09/2023	2,614	2,563	2,603
205059061.SRDLC, 31.89%, 11/20/2027 (a)(r)	Lending Club	11/22/2023	6,072	5,887	6,154
205059312.SRDLC, 19.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	8,604	8,381	8,315
205059663.SRDLC, 24.49%, 11/6/2025 (a)(r)	Lending Club	11/08/2023	902	884	904
205059859.SRDLC, 8.24%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	17,283	16,980	16,943
205063124.SRDLC, 30.99%, 11/6/2027 (a)(r)	Lending Club	11/08/2023	3,028	2,937	3,035
205063466.SRDLC, 21.49%, 6/8/2027 (a)(n)(r)	Lending Club	11/10/2023	12,000	11,580	1,226
205064784.SRDLC, 12.24%, 11/15/2028 (a)(r)	Lending Club	11/08/2023	34,495	33,761	33,296
205065513.SRDLC, 29.99%, 11/9/2028 (a)(r)	Lending Club	11/13/2023	22,704	21,984	22,733
205069017.SRDLC, 23.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	6,081	5,921	5,878
205069321.SRDLC, 15.00%, 2/19/2027 (a)(r)	Lending Club	11/08/2023	8,133	7,872	7,524
205069689.SRDLC, 14.74%, 11/19/2028 (a)(r)	Lending Club	11/09/2023	21,800	21,332	21,089
205070011.SRDLC, 14.50%, 11/9/2027 (a)(r)	Lending Club	11/13/2023	16,377	16,046	16,191
205070051.SRDLC, 17.99%, 11/18/2025 (a)(r)	Lending Club	11/08/2023	2,665	2,612	2,655
205071027.SRDLC, 31.89%, 11/19/2027 (a)(r)	Lending Club	11/08/2023	2,389	2,319	2,388
205073163.SRDLC, 26.99%, 11/10/2026 (a)(r)	Lending Club	11/14/2023	18,579	18,082	18,116
205073559.SRDLC, 30.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	8,632	8,399	8,372
205074337.SRDLC, 28.99%, 11/19/2028 (a)(r)	Lending Club	11/09/2023	8,262	8,008	8,201
205074461.SRDLC, 32.39%, 11/4/2028 (a)(r)	Lending Club	11/14/2023	4,516	4,372	4,509
205075482.SRDLC, 8.90%, 11/24/2026 (a)(r)	Lending Club	11/28/2023	25,275	24,819	24,845
205075732.SRDLC, 23.99%, 11/7/2027 (a)(n)(r)	Lending Club	11/09/2023	18,858	18,203	11,251
205076877.SRDLC, 21.49%, 11/8/2026 (a)(r)	Lending Club	11/10/2023	2,277	2,217	2,201
205076889.SRDLC, 23.99%, 11/7/2026 (a)(r)	Lending Club	11/09/2023	766	746	741
205077424.SRDLC, 13.37%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	2,942	2,889	2,857
205077541.SRDLC, 15.00%, 3/7/2027 (a)(n)(r)	Lending Club	11/09/2023	2,399	2,320	2,231
205078112.SRDLC, 17.99%, 11/6/2025 (a)(r)	Lending Club	11/08/2023	878	861	874
205078405.SRDLC, 9.74%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	5,979	5,873	5,861
205083237.SRDLC, 30.49%, 11/7/2028 (a)(n)(r)	Lending Club	11/09/2023	5,010	4,835	512
205083411.SRDLC, 22.49%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	8,379	8,160	8,091
205085675.SRDLC, 31.89%, 11/21/2027 (a)(r)	Lending Club	11/24/2023	5,204	5,046	5,283
205086200.SRDLC, 24.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	3,690	3,592	3,566
205088340.SRDLC, 23.49%, 11/8/2027 (a)(r)	Lending Club	11/10/2023	3,688	3,580	3,713
205088903.SRDLC, 22.49%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	7,618	7,418	7,355
205090540.SRDLC, 30.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	7,847	7,635	7,611
205090708.SRDLC, 14.99%, 11/15/2026 (a)(r)	Lending Club	11/08/2023	6,774	6,603	6,618
205090796.SRDLC, 30.99%, 11/9/2026 (a)(n)(r)	Lending Club	11/13/2023	6,796	6,559	1,152
205091740.SRDLC, 32.39%, 11/14/2028 (a)(r)	Lending Club	11/08/2023	4,606	4,475	4,570
205091788.SRDLC, 27.49%, 11/6/2027 (a)(r)	Lending Club	11/08/2023	3,424	3,322	3,439
205092866.SRDLC, 21.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	2,737	2,666	2,643
205095746.SRDLC, 23.49%, 11/6/2025 (a)(r)	Lending Club	11/08/2023	988	968	991
205098102.SRDLC, 28.49%, 11/16/2027 (a)(r)	Lending Club	11/08/2023	8,587	8,331	8,696
205099689.SRDLC, 15.00%, 3/22/2026 (a)(r)	Lending Club	11/20/2023	10,409	10,059	10,132
205100045.SRDLC, 15.24%, 11/22/2028 (a)(r)	Lending Club	11/27/2023	13,896	13,594	13,448
205101214.SRDLC, 22.74%, 11/20/2028 (a)(r)	Lending Club	11/08/2023	29,693	29,038	28,830
205101961.SRDLC, 11.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	4,754	4,669	4,611
205102113.SRDLC, 21.49%, 3/6/2027 (a)(n)(r)	Lending Club	11/08/2023	10,462	10,103	6,821
205102147.SRDLC, 23.49%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	7,645	7,445	7,393
205102159.SRDLC, 28.49%, 11/10/2026 (a)(r)	Lending Club	11/14/2023	3,112	3,029	3,033
205103139.SRDLC, 32.39%, 11/6/2028 (a)(r)	Lending Club	11/08/2023	18,273	17,691	18,194
205107937.SRDLC, 29.99%, 11/6/2027 (a)(r)	Lending Club	11/08/2023	12,939	12,551	12,977
205108899.SRDLC, 29.99%, 11/22/2027 (a)(n)(r)	Lending Club	11/09/2023	4,470	4,314	—

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

74	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
205109661.SRDLC, 31.99%, 11/24/2028 (a)(n)(r)	Lending Club	11/08/2023	$14,751	$14,296	$14,603
205109946.SRDLC, 30.99%, 10/13/2029 (a)(n)(r)	Lending Club	11/15/2023	23,650	22,822	2,088
205110486.SRDLC, 25.49%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	1,926	1,874	1,859
205111949.SRDLC, 28.49%, 11/16/2026 (a)(r)	Lending Club	11/20/2023	4,669	4,543	4,563
205113789.SRDLC, 15.00%, 6/5/2026 (a)(r)	Lending Club	11/17/2023	2,994	2,906	2,935
205114020.SRDLC, 26.62%, 11/7/2025 (a)(r)	Lending Club	11/09/2023	5,856	5,737	5,826
205118685.SRDLC, 9.74%, 11/7/2026 (a)(r)	Lending Club	11/09/2023	10,870	10,678	10,657
205120513.SRDLC, 30.54%, 11/17/2027 (a)(r)	Lending Club	11/21/2023	7,776	7,541	7,878
205121268.SRDLC, 23.99%, 11/12/2026 (a)(r)	Lending Club	11/09/2023	3,849	3,748	3,732
205124664.SRDLC, 25.49%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	2,310	2,249	2,242
205130277.SRDLC, 26.49%, 11/9/2026 (a)(r)	Lending Club	11/13/2023	6,955	6,769	6,735
205130783.SRDLC, 21.99%, 11/9/2026 (a)(n)(r)	Lending Club	11/13/2023	839	810	200
205132274.SRDLC, 15.49%, 11/24/2026 (a)(r)	Lending Club	11/28/2023	2,225	2,184	2,155
205132565.SRDLC, 27.49%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	11,632	11,320	11,354
205132600.SRDLC, 22.49%, 11/15/2026 (a)(r)	Lending Club	11/17/2023	19,044	18,541	18,470
205133678.SRDLC, 19.39%, 11/15/2028 (a)(r)	Lending Club	11/10/2023	10,707	10,445	5,061
205134678.SRDLC, 25.49%, 5/7/2027 (a)(n)(r)	Lending Club	11/09/2023	7,387	7,128	755
205135627.SRDLC, 29.99%, 11/1/2027 (a)(r)	Lending Club	11/09/2023	21,404	20,762	21,449
205136231.SRDLC, 25.99%, 11/7/2026 (a)(r)	Lending Club	11/09/2023	3,086	3,004	2,983
205137979.SRDLC, 31.89%, 11/13/2027 (a)(r)	Lending Club	11/15/2023	3,036	2,944	3,059
205138029.SRDLC, 32.39%, 11/15/2028 (a)(r)	Lending Club	11/17/2023	13,705	13,267	13,746
205138879.SRDLC, 30.99%, 11/14/2026 (a)(r)	Lending Club	11/16/2023	7,846	7,632	7,654
205139741.SRDLC, 23.99%, 11/12/2027 (a)(r)	Lending Club	11/09/2023	3,729	3,620	3,771
205141467.SRDLC, 8.24%, 11/30/2026 (a)(r)	Lending Club	12/04/2023	5,041	4,950	4,954
205141882.SRDLC, 28.49%, 11/7/2028 (a)(n)(r)	Lending Club	11/09/2023	16,595	16,014	16,535
205142999.SRDLC, 23.49%, 11/15/2026 (a)(r)	Lending Club	11/15/2023	5,823	5,669	5,652
205143579.SRDLC, 19.99%, 11/20/2028 (a)(r)	Lending Club	11/09/2023	10,222	9,908	10,128
205144882.SRDLC, 15.99%, 11/9/2026 (a)(r)	Lending Club	11/13/2023	3,716	3,621	3,619
205145072.SRDLC, 29.99%, 11/8/2028 (a)(r)	Lending Club	11/10/2023	16,347	15,829	16,332
205145255.SRDLC, 27.49%, 11/8/2026 (a)(r)	Lending Club	11/10/2023	10,081	9,811	9,804
205147581.SRDLC, 12.74%, 11/9/2028 (a)(r)	Lending Club	11/13/2023	9,490	9,287	9,153
205149959.SRDLC, 30.99%, 11/10/2026 (a)(r)	Lending Club	11/10/2023	11,792	11,471	11,451
205151091.SRDLC, 26.49%, 11/8/2027 (a)(r)	Lending Club	11/10/2023	2,560	2,484	2,588
205151244.SRDLC, 28.99%, 11/16/2025 (a)(r)	Lending Club	11/13/2023	10,780	10,547	10,814
205152075.SRDLC, 30.99%, 11/8/2026 (a)(r)	Lending Club	11/10/2023	3,646	3,548	3,537
205152621.SRDLC, 26.49%, 11/20/2028 (a)(r)	Lending Club	11/10/2023	20,672	20,038	20,196
205154048.SRDLC, 10.49%, 11/22/2025 (a)(r)	Lending Club	11/10/2023	20,590	20,313	20,337
205154226.SRDLC, 5.00%, 6/20/2027 (a)(n)(r)	Lending Club	11/22/2023	4,657	4,495	4,552
205154276.SRDLC, 30.99%, 11/17/2026 (a)(r)	Lending Club	11/21/2023	3,924	3,816	3,840
205155057.SRDLC, 30.99%, 11/15/2026 (a)(r)	Lending Club	11/10/2023	2,850	2,772	2,778
205155668.SRDLC, 24.99%, 11/8/2026 (a)(r)	Lending Club	11/10/2023	3,075	2,993	2,975
205155835.SRDLC, 19.99%, 11/17/2026 (a)(r)	Lending Club	11/21/2023	2,264	2,205	2,201
205155888.SRDLC, 28.99%, 11/5/2025 (a)(r)	Lending Club	11/13/2023	2,410	2,360	2,406
205155959.SRDLC, 32.39%, 11/8/2028 (a)(r)	Lending Club	11/10/2023	18,273	17,691	18,224
205157508.SRDLC, 27.49%, 11/8/2026 (a)(r)	Lending Club	11/10/2023	4,653	4,528	4,517
205157555.SRDLC, 25.99%, 11/8/2026 (a)(r)	Lending Club	11/10/2023	4,628	4,505	4,477
205160770.SRDLC, 30.99%, 11/15/2026 (a)(n)(r)	Lending Club	11/13/2023	10,743	10,367	—
205161386.SRDLC, 23.49%, 11/14/2026 (a)(n)(r)	Lending Club	11/10/2023	6,845	6,606	4,652
205161970.SRDLC, 7.24%, 11/8/2026 (a)(r)	Lending Club	11/10/2023	1,434	1,409	1,413
205162124.SRDLC, 30.99%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	3,060	2,977	2,999
205162304.SRDLC, 26.99%, 11/17/2026 (a)(r)	Lending Club	11/10/2023	3,913	3,809	3,809
205162420.SRDLC, 20.99%, 11/15/2025 (a)(r)	Lending Club	11/17/2023	1,786	1,749	1,780

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	75

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
205162949.SRDLC, 19.49%, 11/20/2025 (a)(r)	Lending Club	11/13/2023	$2,087	$2,046	$2,081
205163659.SRDLC, 19.49%, 11/10/2027 (a)(r)	Lending Club	11/14/2023	18,345	17,965	18,392
205163859.SRDLC, 30.99%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	3,767	3,664	3,672
205164406.SRDLC, 30.99%, 11/2/2026 (a)(r)	Lending Club	11/10/2023	3,039	2,957	2,938
205164636.SRDLC, 21.49%, 11/10/2026 (a)(r)	Lending Club	11/14/2023	6,072	5,913	5,880
205165035.SRDLC, 12.99%, 11/17/2025 (a)(r)	Lending Club	11/21/2023	13,768	13,497	13,727
205165983.SRDLC, 18.99%, 11/15/2026 (a)(r)	Lending Club	11/14/2023	3,624	3,530	3,517
205166096.SRDLC, 30.49%, 11/9/2028 (a)(r)	Lending Club	11/13/2023	10,912	10,549	10,915
205166955.SRDLC, 30.99%, 11/9/2027 (a)(r)	Lending Club	11/13/2023	3,934	3,815	3,958
205167571.SRDLC, 19.96%, 12/6/2027 (a)(r)	Lending Club	12/08/2023	21,286	20,839	21,253
205170016.SRDLC, 16.99%, 11/20/2025 (a)(r)	Lending Club	11/22/2023	1,458	1,429	1,458
205170737.SRDLC, 30.99%, 11/20/2026 (a)(n)(r)	Lending Club	11/15/2023	8,418	8,126	8,210
205170750.SRDLC, 21.49%, 11/19/2026 (a)(r)	Lending Club	11/14/2023	7,444	7,248	7,242
205171265.SRDLC, 27.49%, 11/13/2026 (a)(n)(r)	Lending Club	11/15/2023	3,843	3,709	393
205171503.SRDLC, 29.49%, 12/28/2027 (a)(r)	Lending Club	11/14/2023	3,753	3,640	3,875
205172251.SRDLC, 26.49%, 11/9/2028 (a)(n)(r)	Lending Club	11/13/2023	15,739	15,189	1,609
205172569.SRDLC, 21.99%, 11/10/2026 (a)(r)	Lending Club	11/14/2023	3,802	3,702	3,681
205172601.SRDLC, 22.49%, 11/10/2026 (a)(r)	Lending Club	11/14/2023	11,427	11,126	11,061
205172635.SRDLC, 30.99%, 11/10/2026 (a)(r)	Lending Club	11/14/2023	11,773	11,453	11,443
205172819.SRDLC, 31.89%, 11/13/2027 (a)(r)	Lending Club	11/15/2023	1,301	1,262	1,311
205172850.SRDLC, 24.99%, 11/13/2026 (a)(n)(r)	Lending Club	11/15/2023	4,181	4,034	396
205173487.SRDLC, 15.74%, 11/13/2028 (a)(r)	Lending Club	11/15/2023	12,528	12,257	12,087
205173600.SRDLC, 30.99%, 11/10/2026 (a)(r)	Lending Club	11/14/2023	5,650	5,497	5,501
205173930.SRDLC, 31.89%, 11/13/2027 (a)(n)(r)	Lending Club	11/15/2023	4,798	4,630	490
205174429.SRDLC, 31.99%, 11/13/2028 (a)(r)	Lending Club	11/15/2023	13,235	12,813	13,257
205174746.SRDLC, 10.00%, 5/17/2027 (a)(n)(r)	Lending Club	11/21/2023	12,743	12,307	12,440
205174771.SRDLC, 21.49%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	1,505	1,465	1,458
205174880.SRDLC, 27.99%, 11/18/2025 (a)(r)	Lending Club	11/16/2023	1,104	1,071	1,103
205175555.SRDLC, 30.99%, 11/12/2026 (a)(r)	Lending Club	11/14/2023	944	918	918
205177570.SRDLC, 15.99%, 11/23/2026 (a)(r)	Lending Club	11/15/2023	18,699	18,218	18,316
205177880.SRDLC, 32.39%, 11/15/2028 (a)(r)	Lending Club	11/17/2023	7,127	6,899	7,148
205177928.SRDLC, 32.39%, 11/13/2028 (a)(r)	Lending Club	11/15/2023	9,137	8,845	9,149
205178421.SRDLC, 30.49%, 11/10/2028 (a)(r)	Lending Club	11/14/2023	6,389	6,184	6,397
205178777.SRDLC, 6.99%, 11/1/2026 (a)(r)	Lending Club	11/13/2023	6,433	6,320	6,338
205178848.SRDLC, 17.99%, 11/6/2025 (a)(r)	Lending Club	11/15/2023	14,540	14,251	14,484
205179450.SRDLC, 28.99%, 11/10/2025 (a)(r)	Lending Club	11/14/2023	2,141	2,097	2,143
205179773.SRDLC, 19.99%, 11/16/2028 (a)(r)	Lending Club	11/20/2023	5,824	5,696	5,571
205180381.SRDLC, 26.99%, 11/10/2026 (a)(r)	Lending Club	11/14/2023	2,322	2,260	2,264
205180684.SRDLC, 10.24%, 11/24/2028 (a)(r)	Lending Club	11/28/2023	25,418	24,876	24,879
205180725.SRDLC, 29.99%, 11/5/2027 (a)(n)(r)	Lending Club	11/15/2023	8,880	8,570	908
205180772.SRDLC, 28.99%, 11/21/2028 (a)(r)	Lending Club	11/15/2023	9,155	8,866	9,171
205180888.SRDLC, 13.99%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	3,687	3,593	3,597
205180990.SRDLC, 30.99%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	4,716	4,558	4,589
205181324.SRDLC, 22.99%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	4,579	4,458	4,448
205181325.SRDLC, 26.99%, 11/13/2027 (a)(r)	Lending Club	11/15/2023	4,701	4,561	4,750
205181449.SRDLC, 26.99%, 11/13/2028 (a)(n)(r)	Lending Club	11/15/2023	6,323	6,101	646
205182162.SRDLC, 15.99%, 11/16/2026 (a)(r)	Lending Club	11/15/2023	18,609	18,131	18,180
205182458.SRDLC, 18.99%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	752	732	729
205183206.SRDLC, 10.49%, 11/10/2028 (a)(n)(r)	Lending Club	11/14/2023	15,226	14,904	14,879
205183245.SRDLC, 32.39%, 11/13/2028 (a)(r)	Lending Club	11/15/2023	10,964	10,614	10,979
205183311.SRDLC, 26.99%, 11/16/2026 (a)(r)	Lending Club	11/20/2023	7,800	7,583	7,620
205185236.SRDLC, 26.49%, 11/13/2028 (a)(r)	Lending Club	11/15/2023	22,492	21,786	22,049

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

76	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
205186172.SRDLC, 23.99%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	$766	$746	$744
205186295.SRDLC, 27.99%, 11/13/2025 (a)(r)	Lending Club	11/15/2023	1,219	1,194	1,222
205187121.SRDLC, 26.49%, 11/13/2026 (a)(n)(r)	Lending Club	11/15/2023	1,394	1,346	949
205187159.SRDLC, 26.49%, 5/25/2027 (a)(r)	Lending Club	11/15/2023	10,745	10,396	10,519
205190152.SRDLC, 30.99%, 11/13/2028 (a)(r)	Lending Club	11/15/2023	5,463	5,289	5,476
205193379.SRDLC, 19.99%, 11/15/2028 (a)(r)	Lending Club	11/15/2023	21,209	20,556	20,949
205193486.SRDLC, 19.99%, 11/8/2026 (a)(r)	Lending Club	11/15/2023	2,139	2,084	2,070
205193746.SRDLC, 21.49%, 11/24/2026 (a)(r)	Lending Club	11/22/2023	6,095	5,934	5,935
205193963.SRDLC, 30.99%, 11/16/2026 (a)(r)	Lending Club	11/20/2023	1,177	1,145	1,151
205194309.SRDLC, 24.99%, 11/13/2028 (a)(r)	Lending Club	11/15/2023	7,167	6,943	7,033
205194317.SRDLC, 27.49%, 11/13/2028 (a)(r)	Lending Club	11/15/2023	22,560	21,849	22,561
205195334.SRDLC, 14.99%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	9,623	9,377	9,385
205195383.SRDLC, 26.99%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	674	656	657
205195617.SRDLC, 32.39%, 11/20/2028 (a)(r)	Lending Club	11/16/2023	12,866	12,456	12,901
205195775.SRDLC, 29.99%, 11/15/2027 (a)(r)	Lending Club	11/17/2023	21,564	20,915	21,790
205195966.SRDLC, 32.39%, 11/15/2028 (a)(r)	Lending Club	11/17/2023	9,137	8,845	9,164
205196087.SRDLC, 30.99%, 11/15/2026 (a)(r)	Lending Club	11/17/2023	6,280	6,102	6,121
205196994.SRDLC, 13.49%, 11/15/2026 (a)(r)	Lending Club	11/28/2023	7,321	7,187	7,095
205198404.SRDLC, 9.99%, 11/20/2026 (a)(r)	Lending Club	11/14/2023	13,835	13,587	13,589
205198463.SRDLC, 23.99%, 11/15/2027 (a)(r)	Lending Club	11/17/2023	10,159	9,859	10,330
205199460.SRDLC, 22.99%, 11/21/2027 (a)(r)	Lending Club	11/15/2023	4,725	4,587	4,826
205199490.SRDLC, 24.99%, 11/14/2026 (a)(r)	Lending Club	11/16/2023	9,224	8,978	8,958
205199889.SRDLC, 18.99%, 11/15/2026 (a)(r)	Lending Club	11/17/2023	4,511	4,394	4,381
205200050.SRDLC, 28.99%, 11/15/2025 (a)(r)	Lending Club	11/17/2023	3,670	3,594	3,684
205200444.SRDLC, 32.39%, 11/13/2028 (a)(r)	Lending Club	11/15/2023	5,482	5,307	5,489
205200491.SRDLC, 28.99%, 11/21/2027 (a)(r)	Lending Club	11/16/2023	6,602	6,404	6,682
205200591.SRDLC, 22.99%, 11/14/2026 (a)(r)	Lending Club	11/16/2023	1,831	1,783	1,780
205201201.SRDLC, 23.99%, 11/26/2026 (a)(n)(r)	Lending Club	11/15/2023	4,369	4,248	4,281
205201253.SRDLC, 10.00%, 7/17/2029 (a)(n)(r)	Lending Club	11/21/2023	14,220	13,748	14,596
205202993.SRDLC, 32.39%, 11/15/2028 (a)(r)	Lending Club	11/17/2023	5,482	5,307	5,498
205203229.SRDLC, 27.49%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	11,162	10,865	10,893
205203488.SRDLC, 26.49%, 11/13/2027 (a)(r)	Lending Club	11/15/2023	6,827	6,624	6,925
205203505.SRDLC, 24.49%, 11/13/2027 (a)(r)	Lending Club	11/15/2023	6,784	6,584	6,888
205203529.SRDLC, 28.49%, 11/14/2028 (a)(r)	Lending Club	11/16/2023	19,747	19,126	19,726
205203557.SRDLC, 24.49%, 11/14/2028 (a)(r)	Lending Club	11/16/2023	18,786	18,199	18,453
205203667.SRDLC, 24.99%, 5/14/2027 (a)(r)	Lending Club	11/16/2023	2,573	2,484	2,504
205204746.SRDLC, 23.99%, 11/15/2026 (a)(n)(r)	Lending Club	11/17/2023	9,171	8,928	8,915
205205108.SRDLC, 30.99%, 11/15/2026 (a)(r)	Lending Club	11/17/2023	11,771	11,450	11,491
205205406.SRDLC, 24.99%, 11/19/2026 (a)(r)	Lending Club	11/17/2023	9,265	9,014	9,006
205205655.SRDLC, 7.24%, 11/27/2026 (a)(r)	Lending Club	11/15/2023	19,442	19,100	19,188
205205799.SRDLC, 30.99%, 11/16/2026 (a)(r)	Lending Club	11/20/2023	7,847	7,633	7,674
205206392.SRDLC, 30.99%, 11/15/2026 (a)(n)(r)	Lending Club	11/17/2023	5,387	5,199	551
205206435.SRDLC, 25.99%, 11/21/2027 (a)(n)(r)	Lending Club	11/24/2023	9,257	8,933	9,356
205207590.SRDLC, 30.99%, 11/22/2026 (a)(r)	Lending Club	11/17/2023	2,454	2,387	2,404
205208042.SRDLC, 14.74%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	12,203	11,981	11,780
205208973.SRDLC, 27.99%, 11/16/2026 (a)(n)(r)	Lending Club	11/20/2023	2,876	2,775	753
205210430.SRDLC, 30.99%, 11/15/2028 (a)(r)	Lending Club	11/17/2023	9,105	8,815	9,141
205211147.SRDLC, 30.99%, 11/15/2026 (a)(r)	Lending Club	11/17/2023	4,316	4,198	4,213
205211487.SRDLC, 22.49%, 11/20/2026 (a)(r)	Lending Club	11/17/2023	1,148	1,118	1,115
205211602.SRDLC, 22.49%, 11/15/2026 (a)(r)	Lending Club	11/17/2023	4,114	4,005	3,990
205212215.SRDLC, 10.74%, 11/19/2026 (a)(r)	Lending Club	11/14/2023	16,074	15,787	15,642
205212520.SRDLC, 32.39%, 11/15/2028 (a)(r)	Lending Club	11/17/2023	4,568	4,422	4,582

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	77

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
205213309.SRDLC, 30.99%, 11/28/2026 (a)(r)	Lending Club	11/17/2023	$959	$933	$938
205213415.SRDLC, 13.99%, 11/16/2025 (a)(r)	Lending Club	11/20/2023	5,759	5,646	5,755
205213504.SRDLC, 24.49%, 11/13/2025 (a)(r)	Lending Club	11/15/2023	1,503	1,481	1,503
205214572.SRDLC, 25.99%, 11/15/2027 (a)(r)	Lending Club	11/17/2023	10,225	9,921	10,386
205214614.SRDLC, 32.39%, 11/22/2028 (a)(r)	Lending Club	11/20/2023	4,705	4,555	4,755
205214829.SRDLC, 21.99%, 11/19/2026 (a)(r)	Lending Club	11/21/2023	19,034	18,525	18,519
205215345.SRDLC, 30.99%, 11/30/2026 (a)(r)	Lending Club	11/17/2023	7,035	6,838	6,888
205216258.SRDLC, 14.24%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	6,643	6,522	6,416
205216283.SRDLC, 20.99%, 11/20/2026 (a)(n)(r)	Lending Club	11/22/2023	1,932	1,865	468
205216468.SRDLC, 15.00%, 5/15/2029 (a)(n)(r)	Lending Club	11/17/2023	12,288	11,870	12,876
205216927.SRDLC, 28.99%, 11/16/2025 (a)(r)	Lending Club	11/20/2023	3,670	3,593	3,689
205217188.SRDLC, 25.49%, 11/30/2026 (a)(r)	Lending Club	11/20/2023	15,660	15,240	15,003
205217319.SRDLC, 24.99%, 11/16/2026 (a)(r)	Lending Club	11/20/2023	1,920	1,869	1,869
205217769.SRDLC, 10.00%, 11/28/2026 (a)(r)	Lending Club	11/30/2023	5,804	5,698	5,701
205220327.SRDLC, 25.99%, 11/23/2026 (a)(r)	Lending Club	11/20/2023	1,944	1,892	1,893
205222349.SRDLC, 32.39%, 11/7/2028 (a)(n)(r)	Lending Club	11/20/2023	14,028	13,537	931
205223049.SRDLC, 12.49%, 12/7/2028 (a)(n)(r)	Lending Club	11/30/2023	35,000	34,247	33,746
205224078.SRDLC, 30.99%, 11/16/2026 (a)(r)	Lending Club	11/20/2023	318	310	312
205224079.SRDLC, 8.24%, 11/22/2026 (a)(r)	Lending Club	11/27/2023	28,805	28,289	28,287
205224878.SRDLC, 25.99%, 11/17/2027 (a)(r)	Lending Club	11/21/2023	17,042	16,533	17,350
205225897.SRDLC, 13.99%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	18,383	17,911	17,982
205225922.SRDLC, 31.89%, 11/17/2027 (a)(r)	Lending Club	11/21/2023	4,337	4,205	4,391
205226018.SRDLC, 10.99%, 11/13/2027 (a)(r)	Lending Club	11/15/2023	22,620	22,167	22,522
205226655.SRDLC, 14.49%, 12/5/2026 (a)(n)(r)	Lending Club	12/07/2023	5,345	5,246	5,150
205226666.SRDLC, 10.00%, 5/29/2027 (a)(n)(r)	Lending Club	11/20/2023	10,430	10,077	9,787
205227125.SRDLC, 24.25%, 11/1/2028 (a)(n)(r)	Lending Club	11/16/2023	11,947	11,681	11,480
205227335.SRDLC, 31.89%, 11/28/2027 (a)(r)	Lending Club	11/24/2023	5,243	5,084	5,334
205227451.SRDLC, 30.99%, 11/16/2026 (a)(r)	Lending Club	11/20/2023	2,355	2,290	2,299
205227726.SRDLC, 14.24%, 12/6/2026 (a)(r)	Lending Club	12/08/2023	17,557	17,230	16,922
205227887.SRDLC, 30.99%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	4,708	4,579	4,613
205228025.SRDLC, 27.99%, 11/16/2027 (a)(r)	Lending Club	11/20/2023	16,799	16,284	17,001
205229467.SRDLC, 30.99%, 11/17/2026 (a)(r)	Lending Club	11/21/2023	11,771	11,449	11,519
205229904.SRDLC, 32.39%, 11/17/2028 (a)(r)	Lending Club	11/21/2023	13,705	13,267	13,787
205230127.SRDLC, 15.99%, 11/17/2026 (a)(r)	Lending Club	11/21/2023	10,777	10,499	10,527
205230663.SRDLC, 26.49%, 11/21/2027 (a)(r)	Lending Club	11/21/2023	4,111	3,988	4,179
205230930.SRDLC, 25.49%, 11/17/2027 (a)(r)	Lending Club	11/21/2023	2,552	2,476	2,599
205231184.SRDLC, 10.00%, 9/28/2029 (a)(n)(r)	Lending Club	11/20/2023	14,341	13,839	15,436
205231552.SRDLC, 25.49%, 11/17/2026 (a)(r)	Lending Club	11/21/2023	5,698	5,546	5,547
205231608.SRDLC, 30.49%, 11/30/2028 (a)(n)(r)	Lending Club	11/21/2023	3,668	3,539	1,002
205231621.SRDLC, 30.99%, 11/17/2026 (a)(r)	Lending Club	11/21/2023	4,670	4,543	4,569
205231841.SRDLC, 28.99%, 11/17/2025 (a)(r)	Lending Club	11/21/2023	3,686	3,608	3,684
205232110.SRDLC, 28.99%, 5/17/2029 (a)(n)(r)	Lending Club	11/21/2023	9,520	9,187	1,311
205232144.SRDLC, 27.99%, 11/16/2028 (a)(r)	Lending Club	11/20/2023	18,144	17,571	18,296
205232442.SRDLC, 15.00%, 3/15/2027 (a)(n)(r)	Lending Club	11/17/2023	9,900	9,666	8,829
205232546.SRDLC, 25.99%, 11/30/2027 (a)(r)	Lending Club	11/21/2023	8,052	7,816	8,162
205232683.SRDLC, 23.99%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	5,361	5,218	5,228
205232686.SRDLC, 32.39%, 11/17/2028 (a)(r)	Lending Club	11/21/2023	9,137	8,844	9,192
205232788.SRDLC, 15.99%, 11/28/2026 (a)(r)	Lending Club	11/21/2023	7,473	7,280	7,337
205232907.SRDLC, 22.99%, 11/17/2026 (a)(r)	Lending Club	11/21/2023	5,495	5,349	5,354
205233408.SRDLC, 30.49%, 11/17/2028 (a)(r)	Lending Club	11/21/2023	6,365	6,163	6,413
205233420.SRDLC, 29.28%, 11/17/2026 (a)(r)	Lending Club	11/21/2023	4,994	4,858	4,890
205234543.SRDLC, 23.99%, 11/17/2026 (a)(r)	Lending Club	11/21/2023	3,680	3,563	3,581

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

78	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
205235013.SRDLC, 32.39%, 11/17/2028 (a)(r)	Lending Club	11/21/2023	$10,050	$9,729	$10,111
205235365.SRDLC, 19.99%, 6/26/2027 (a)(n)(r)	Lending Club	11/21/2023	14,250	13,751	14,086
205235573.SRDLC, 23.99%, 11/17/2027 (a)(r)	Lending Club	11/21/2023	10,159	9,859	10,354
205235746.SRDLC, 8.24%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	11,522	11,318	11,303
205235926.SRDLC, 21.49%, 11/17/2027 (a)(r)	Lending Club	11/21/2023	2,519	2,445	2,526
205236606.SRDLC, 17.99%, 11/19/2025 (a)(r)	Lending Club	11/21/2023	4,686	4,592	4,671
205237436.SRDLC, 23.99%, 11/17/2025 (a)(r)	Lending Club	11/21/2023	6,000	5,876	6,056
205237975.SRDLC, 18.99%, 11/25/2025 (a)(r)	Lending Club	11/21/2023	2,131	2,087	2,135
205238025.SRDLC, 26.99%, 11/26/2026 (a)(r)	Lending Club	11/22/2023	19,457	18,931	19,143
205238130.SRDLC, 8.24%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	8,642	8,489	8,477
205238250.SRDLC, 30.99%, 11/17/2026 (a)(r)	Lending Club	11/21/2023	3,924	3,816	3,840
205238312.SRDLC, 26.49%, 11/17/2028 (a)(r)	Lending Club	11/21/2023	10,644	10,309	10,462
205238405.SRDLC, 28.62%, 11/17/2026 (a)(r)	Lending Club	11/21/2023	8,694	8,459	8,511
205239311.SRDLC, 10.99%, 12/15/2028 (a)(r)	Lending Club	12/07/2023	14,391	14,082	14,077
205239755.SRDLC, 12.99%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	7,344	7,211	7,131
205239922.SRDLC, 24.99%, 11/17/2026 (a)(r)	Lending Club	11/21/2023	5,534	5,386	5,389
205239978.SRDLC, 27.49%, 11/17/2027 (a)(r)	Lending Club	11/21/2023	6,164	5,979	6,255
205240259.SRDLC, 24.49%, 11/28/2028 (a)(r)	Lending Club	11/21/2023	22,594	21,889	22,259
205240343.SRDLC, 7.24%, 11/1/2026 (a)(r)	Lending Club	11/15/2023	2,876	2,825	2,864
205240488.SRDLC, 23.49%, 11/17/2026 (a)(r)	Lending Club	11/21/2023	12,234	11,908	11,908
205240681.SRDLC, 27.49%, 11/19/2028 (a)(r)	Lending Club	11/21/2023	13,553	13,126	13,640
205240957.SRDLC, 12.74%, 11/26/2026 (a)(r)	Lending Club	11/15/2023	14,750	14,479	14,381
205240998.SRDLC, 21.49%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	7,590	7,389	7,382
205241226.SRDLC, 25.49%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	11,551	11,241	11,257
205241486.SRDLC, 26.49%, 11/5/2028 (a)(n)(r)	Lending Club	11/22/2023	4,441	4,302	4,329
205242223.SRDLC, 27.49%, 11/23/2026 (a)(r)	Lending Club	11/22/2023	9,718	9,456	9,539
205243385.SRDLC, 27.99%, 11/20/2027 (a)(r)	Lending Club	11/22/2023	6,430	6,238	6,531
205243406.SRDLC, 32.39%, 11/20/2028 (a)(r)	Lending Club	11/22/2023	13,709	13,241	13,738
205243766.SRDLC, 21.49%, 11/13/2028 (a)(r)	Lending Club	11/15/2023	8,818	8,623	8,413
205243791.SRDLC, 24.49%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	4,604	4,481	4,488
205244002.SRDLC, 24.49%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	19,183	18,670	18,702
205244092.SRDLC, 14.99%, 11/30/2026 (a)(r)	Lending Club	11/22/2023	14,900	14,517	14,607
205244165.SRDLC, 29.49%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	10,928	10,631	10,713
205244167.SRDLC, 30.99%, 11/20/2026 (a)(n)(r)	Lending Club	11/22/2023	12,103	11,772	11,845
205244345.SRDLC, 28.99%, 11/25/2025 (a)(r)	Lending Club	11/22/2023	616	603	618
205244754.SRDLC, 15.00%, 3/20/2027 (a)(r)	Lending Club	11/22/2023	12,878	12,463	12,595
205245190.SRDLC, 21.99%, 11/15/2026 (a)(n)(r)	Lending Club	11/22/2023	9,376	9,049	6,099
205245422.SRDLC, 24.99%, 11/20/2028 (a)(r)	Lending Club	11/22/2023	5,689	5,510	5,606
205245476.SRDLC, 32.39%, 11/30/2028 (a)(r)	Lending Club	11/22/2023	18,506	17,931	18,493
205246160.SRDLC, 27.99%, 11/20/2027 (a)(n)(r)	Lending Club	11/22/2023	12,599	12,158	2,291
205246312.SRDLC, 19.49%, 11/10/2025 (a)(r)	Lending Club	11/22/2023	12,591	12,335	12,601
205246713.SRDLC, 30.99%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	7,911	7,636	7,740
205247186.SRDLC, 31.89%, 11/20/2027 (a)(r)	Lending Club	11/22/2023	2,602	2,517	2,636
205247435.SRDLC, 24.99%, 11/20/2025 (a)(r)	Lending Club	11/22/2023	1,506	1,475	1,521
205247561.SRDLC, 11.74%, 11/30/2027 (a)(r)	Lending Club	12/04/2023	8,102	7,937	8,059
205247816.SRDLC, 28.49%, 11/15/2028 (a)(r)	Lending Club	11/22/2023	15,743	15,244	15,882
205247919.SRDLC, 30.99%, 11/22/2026 (a)(r)	Lending Club	11/22/2023	7,870	7,652	7,702
205248583.SRDLC, 25.49%, 11/30/2025 (a)(r)	Lending Club	11/22/2023	1,524	1,492	1,528
205249328.SRDLC, 23.99%, 11/20/2027 (a)(r)	Lending Club	11/22/2023	6,740	6,541	6,869
205249648.SRDLC, 13.62%, 11/21/2026 (a)(r)	Lending Club	11/24/2023	7,289	7,156	7,101
205250406.SRDLC, 27.49%, 12/2/2026 (a)(n)(r)	Lending Club	11/22/2023	11,370	11,068	10,925
205250490.SRDLC, 30.99%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	5,099	4,960	4,996

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	79

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
205251399.SRDLC, 12.99%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	$4,407	$4,327	$4,279
205252140.SRDLC, 26.99%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	2,322	2,260	2,279
205252251.SRDLC, 15.00%, 6/20/2028 (a)(r)	Lending Club	11/22/2023	2,849	2,757	2,946
205252938.SRDLC, 20.49%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	3,781	3,681	3,679
205253102.SRDLC, 13.49%, 11/13/2027 (a)(r)	Lending Club	11/15/2023	20,393	19,981	20,288
205253628.SRDLC, 29.49%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	2,655	2,582	2,602
205254198.SRDLC, 10.84%, 11/17/2028 (a)(r)	Lending Club	11/15/2023	17,119	16,756	16,746
205254709.SRDLC, 30.99%, 11/28/2026 (a)(r)	Lending Club	11/22/2023	1,966	1,912	1,934
205255417.SRDLC, 8.24%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	13,617	13,374	13,367
205257162.SRDLC, 21.49%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	5,692	5,542	5,536
205257303.SRDLC, 7.24%, 11/6/2026 (a)(r)	Lending Club	11/17/2023	7,870	7,731	7,756
205257304.SRDLC, 12.74%, 11/14/2028 (a)(r)	Lending Club	11/16/2023	27,070	26,490	26,447
205258457.SRDLC, 25.99%, 11/20/2028 (a)(r)	Lending Club	11/22/2023	16,172	15,663	15,925
205259433.SRDLC, 21.49%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	3,415	3,325	3,322
205259674.SRDLC, 13.74%, 12/20/2028 (a)(r)	Lending Club	12/07/2023	22,576	22,087	21,799
205262018.SRDLC, 30.99%, 4/30/2027 (a)(r)	Lending Club	11/22/2023	5,214	5,049	5,110
205262511.SRDLC, 32.39%, 11/20/2028 (a)(r)	Lending Club	11/22/2023	4,568	4,422	4,600
205262908.SRDLC, 15.00%, 3/10/2029 (a)(n)(r)	Lending Club	11/22/2023	18,403	17,771	18,909
205265601.SRDLC, 30.99%, 11/20/2026 (a)(n)(r)	Lending Club	11/22/2023	2,061	2,002	2,016
205265680.SRDLC, 26.99%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	2,787	2,711	2,734
205266365.SRDLC, 10.49%, 11/27/2028 (a)(r)	Lending Club	11/29/2023	10,242	10,023	10,026
205266680.SRDLC, 32.39%, 11/20/2028 (a)(r)	Lending Club	11/22/2023	12,823	12,422	12,851
205267276.SRDLC, 32.39%, 6/20/2029 (a)(n)(r)	Lending Club	11/22/2023	14,684	14,170	3,734
205268879.SRDLC, 14.49%, 11/17/2026 (a)(r)	Lending Club	11/21/2023	14,777	14,507	14,297
205269803.SRDLC, 24.49%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	7,673	7,468	7,481
205270750.SRDLC, 27.99%, 11/28/2028 (a)(r)	Lending Club	11/22/2023	14,180	13,740	14,356
205271117.SRDLC, 30.99%, 11/28/2026 (a)(n)(r)	Lending Club	11/22/2023	10,522	10,153	493
205271374.SRDLC, 17.24%, 11/15/2028 (a)(r)	Lending Club	11/17/2023	34,979	34,217	33,756
205271826.SRDLC, 30.99%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	4,708	4,576	4,613
205273890.SRDLC, 7.24%, 11/15/2026 (a)(r)	Lending Club	11/17/2023	12,907	12,679	12,726
205276547.SRDLC, 24.99%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	7,687	7,481	7,493
205277977.SRDLC, 27.49%, 11/30/2028 (a)(r)	Lending Club	11/22/2023	10,882	10,529	10,956
205279335.SRDLC, 13.24%, 12/5/2027 (a)(r)	Lending Club	12/07/2023	5,827	5,708	5,792
205279563.SRDLC, 27.49%, 11/20/2027 (a)(r)	Lending Club	11/22/2023	6,164	5,979	6,262
205280151.SRDLC, 24.99%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	1,383	1,346	1,347
205280438.SRDLC, 12.74%, 11/17/2026 (a)(r)	Lending Club	11/21/2023	8,804	8,644	8,558
205282222.SRDLC, 30.49%, 11/20/2028 (a)(r)	Lending Club	11/22/2023	22,858	22,072	22,951
205283754.SRDLC, 7.17%, 11/21/2026 (a)(r)	Lending Club	11/24/2023	28,675	28,164	28,309
205283846.SRDLC, 7.24%, 11/16/2026 (a)(r)	Lending Club	11/20/2023	10,756	10,566	10,606
205283960.SRDLC, 31.89%, 11/20/2027 (a)(r)	Lending Club	11/22/2023	2,082	2,018	2,110
205286184.SRDLC, 9.99%, 11/16/2027 (a)(r)	Lending Club	11/20/2023	14,886	14,588	14,795
205287163.SRDLC, 13.74%, 11/15/2026 (a)(n)(r)	Lending Club	11/17/2023	7,870	7,673	1,713
205287954.SRDLC, 11.74%, 11/16/2027 (a)(r)	Lending Club	11/20/2023	2,431	2,382	2,416
205288618.SRDLC, 23.99%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	9,191	8,946	8,962
205291372.SRDLC, 14.24%, 11/30/2026 (a)(r)	Lending Club	11/17/2023	11,913	11,697	11,567
205291655.SRDLC, 15.25%, 12/6/2028 (a)(r)	Lending Club	12/08/2023	22,912	22,412	22,351
205292713.SRDLC, 8.24%, 11/7/2026 (a)(r)	Lending Club	11/27/2023	8,597	8,443	8,439
205293278.SRDLC, 23.99%, 11/20/2027 (a)(n)(r)	Lending Club	11/22/2023	7,134	6,885	1,238
205294153.SRDLC, 17.99%, 11/10/2025 (a)(r)	Lending Club	11/22/2023	580	568	579
205294440.SRDLC, 31.89%, 11/21/2027 (a)(r)	Lending Club	11/24/2023	3,339	3,238	3,390
205295371.SRDLC, 13.86%, 11/26/2026 (a)(r)	Lending Club	11/20/2023	5,919	5,811	5,772
205295666.SRDLC, 25.49%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	9,240	8,992	9,005

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

80	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
205297517.SRDLC, 25.99%, 11/21/2027 (a)(n)(r)	Lending Club	11/24/2023	$19,009	$18,343	$1,943
205298282.SRDLC, 11.49%, 11/15/2028 (a)(r)	Lending Club	11/17/2023	7,711	7,546	7,430
205299099.SRDLC, 30.99%, 11/30/2026 (a)(n)(r)	Lending Club	11/24/2023	13,191	12,729	1,650
205299614.SRDLC, 9.24%, 12/10/2027 (a)(r)	Lending Club	12/08/2023	20,549	20,133	20,403
205300582.SRDLC, 19.99%, 11/21/2026 (a)(n)(r)	Lending Club	11/24/2023	14,130	13,635	1,444
205303754.SRDLC, 27.49%, 11/21/2026 (a)(r)	Lending Club	11/24/2023	2,714	2,641	2,666
205307127.SRDLC, 12.00%, 11/28/2028 (a)(r)	Lending Club	11/20/2023	23,296	22,798	22,513
205312683.SRDLC, 11.49%, 11/17/2028 (a)(r)	Lending Club	11/21/2023	12,337	12,074	12,064
205313312.SRDLC, 13.74%, 11/30/2026 (a)(r)	Lending Club	11/21/2023	11,875	11,659	11,571
205314809.SRDLC, 32.39%, 11/21/2028 (a)(n)(r)	Lending Club	11/24/2023	14,684	14,170	1,501
205316746.SRDLC, 13.24%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	11,395	11,187	11,037
205318257.SRDLC, 12.50%, 11/25/2028 (a)(r)	Lending Club	11/22/2023	17,238	16,864	16,873
205318350.SRDLC, 7.24%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	10,039	9,861	9,901
205319081.SRDLC, 10.99%, 11/21/2028 (a)(r)	Lending Club	11/22/2023	18,366	17,974	17,963
205323519.SRDLC, 12.99%, 11/17/2027 (a)(r)	Lending Club	11/21/2023	14,655	14,359	14,597
205323745.SRDLC, 11.95%, 11/20/2025 (a)(r)	Lending Club	11/22/2023	8,566	8,446	8,471
205329888.SRDLC, 12.24%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	17,572	17,253	17,116
205331137.SRDLC, 14.24%, 11/27/2028 (a)(r)	Lending Club	11/22/2023	19,098	18,686	18,517
205334315.SRDLC, 6.99%, 11/21/2026 (a)(r)	Lending Club	11/24/2023	2,272	2,231	2,261
205335681.SRDLC, 9.74%, 11/20/2025 (a)(r)	Lending Club	11/22/2023	1,980	1,952	1,958
205336896.SRDLC, 12.70%, 11/20/2027 (a)(r)	Lending Club	11/22/2023	24,398	23,904	24,307
205337613.SRDLC, 14.95%, 11/21/2025 (a)(r)	Lending Club	11/24/2023	1,388	1,368	1,379
205339703.SRDLC, 14.24%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	14,762	14,492	14,292
205340294.SRDLC, 16.24%, 11/27/2028 (a)(r)	Lending Club	11/29/2023	26,921	26,327	26,068
205341522.SRDLC, 12.62%, 11/21/2026 (a)(r)	Lending Club	11/24/2023	3,667	3,600	3,572
205342124.SRDLC, 9.24%, 11/20/2025 (a)(r)	Lending Club	11/22/2023	6,209	6,123	6,165
205342531.SRDLC, 10.49%, 11/21/2026 (a)(r)	Lending Club	11/24/2023	14,541	14,276	14,170
205343264.SRDLC, 12.49%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	21,983	21,584	21,375
205345601.SRDLC, 12.49%, 11/26/2028 (a)(r)	Lending Club	11/27/2023	18,196	17,805	17,611
205347416.SRDLC, 6.89%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	14,321	14,067	14,136
205348634.SRDLC, 16.99%, 11/22/2028 (a)(r)	Lending Club	11/27/2023	14,417	14,102	13,948
205357709.SRDLC, 14.49%, 12/18/2028 (a)(r)	Lending Club	12/20/2023	26,373	25,795	25,498
205362417.SRDLC, 8.24%, 12/5/2025 (a)(r)	Lending Club	12/14/2023	11,503	11,336	11,410
205368104.SRDLC, 12.99%, 12/5/2026 (a)(r)	Lending Club	12/07/2023	4,179	4,102	4,055
205377136.SRDLC, 19.49%, 11/22/2027 (a)(r)	Lending Club	11/27/2023	9,089	8,900	9,149
205379996.SRDLC, 14.49%, 11/24/2028 (a)(r)	Lending Club	11/28/2023	24,253	23,711	23,482
205380459.SRDLC, 14.39%, 12/18/2028 (a)(r)	Lending Club	12/20/2023	17,576	17,191	17,177
205385821.SRDLC, 9.99%, 11/27/2027 (a)(r)	Lending Club	11/29/2023	14,483	14,192	14,403
205388924.SRDLC, 11.74%, 11/27/2028 (a)(r)	Lending Club	11/29/2023	30,442	29,789	29,406
205389121.SRDLC, 16.74%, 12/5/2028 (a)(r)	Lending Club	12/07/2023	7,304	7,144	7,034
205392450.SRDLC, 9.71%, 11/27/2027 (a)(r)	Lending Club	11/29/2023	13,262	12,995	13,184
205393439.SRDLC, 12.74%, 11/27/2025 (a)(r)	Lending Club	11/29/2023	2,865	2,824	2,835
205394581.SRDLC, 13.99%, 11/24/2026 (a)(r)	Lending Club	11/28/2023	18,435	18,095	17,879
205395360.SRDLC, 13.25%, 11/27/2027 (a)(r)	Lending Club	11/29/2023	16,300	15,968	16,049
205397038.SRDLC, 12.99%, 11/27/2026 (a)(r)	Lending Club	11/29/2023	2,791	2,740	2,717
205403601.SRDLC, 9.63%, 11/27/2026 (a)(r)	Lending Club	11/29/2023	17,381	17,066	16,926
205403668.SRDLC, 20.49%, 11/27/2028 (a)(n)(r)	Lending Club	11/29/2023	17,898	17,503	17,171
205404187.SRDLC, 10.76%, 11/30/2028 (a)(r)	Lending Club	11/29/2023	21,655	21,192	21,210
205410103.SRDLC, 9.74%, 11/27/2027 (a)(r)	Lending Club	11/29/2023	12,861	12,603	12,790
205412694.SRDLC, 7.57%, 11/28/2027 (a)(r)	Lending Club	11/30/2023	23,105	22,644	22,982
205423483.SRDLC, 10.49%, 12/26/2026 (a)(r)	Lending Club	12/28/2023	4,517	4,432	4,438
205426809.SRDLC, 13.49%, 11/28/2027 (a)(r)	Lending Club	11/30/2023	12,236	11,986	12,200

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	81

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
205426852.SRDLC, 10.99%, 12/20/2028 (a)(r)	Lending Club	12/19/2023	$30,469	$29,811	$29,840
205435903.SRDLC, 15.24%, 11/28/2028 (a)(r)	Lending Club	11/30/2023	8,120	7,944	7,866
205438003.SRDLC, 9.74%, 11/29/2026 (a)(r)	Lending Club	12/01/2023	18,117	17,788	17,799
205440773.SRDLC, 8.24%, 12/23/2026 (a)(r)	Lending Club	12/11/2023	10,752	10,556	10,569
205440955.SRDLC, 8.99%, 12/6/2026 (a)(r)	Lending Club	11/30/2023	7,507	7,372	7,366
205451696.SRDLC, 11.49%, 12/18/2028 (a)(r)	Lending Club	12/15/2023	6,977	6,826	6,746
205453871.SRDLC, 8.24%, 11/29/2026 (a)(r)	Lending Club	12/01/2023	3,434	3,367	3,395
205456765.SRDLC, 8.24%, 11/29/2025 (a)(r)	Lending Club	12/01/2023	2,810	2,770	2,792
205459769.SRDLC, 7.17%, 11/29/2026 (a)(r)	Lending Club	12/01/2023	7,496	7,361	7,395
205466653.SRDLC, 28.49%, 12/20/2026 (a)(r)	Lending Club	12/22/2023	8,008	7,752	7,592
205468854.SRDLC, 10.24%, 12/6/2026 (a)(r)	Lending Club	12/08/2023	12,035	11,814	11,683
205469820.SRDLC, 17.50%, 11/29/2027 (a)(r)	Lending Club	12/01/2023	8,269	8,097	8,202
205469919.SRDLC, 15.49%, 12/10/2028 (a)(r)	Lending Club	12/07/2023	21,135	20,674	20,395
205477027.SRDLC, 9.63%, 11/29/2026 (a)(r)	Lending Club	12/01/2023	11,591	11,380	11,311
205480377.SRDLC, 12.74%, 12/11/2026 (a)(r)	Lending Club	12/13/2023	11,388	11,175	11,062
205482003.SRDLC, 10.99%, 12/7/2027 (a)(r)	Lending Club	12/11/2023	10,746	10,522	10,682
205495061.SRDLC, 9.61%, 12/5/2026 (a)(r)	Lending Club	12/07/2023	30,015	29,466	29,431
205512566.SRDLC, 16.99%, 11/30/2028 (a)(r)	Lending Club	12/04/2023	13,892	13,587	13,467
205520029.SRDLC, 10.49%, 12/11/2028 (a)(r)	Lending Club	12/13/2023	26,022	25,462	25,439
205522893.SRDLC, 6.91%, 12/13/2026 (a)(r)	Lending Club	12/15/2023	14,852	14,581	14,649
205525021.SRDLC, 19.49%, 12/5/2026 (a)(r)	Lending Club	12/07/2023	10,109	9,916	9,690
205527127.SRDLC, 15.49%, 12/5/2028 (a)(r)	Lending Club	12/07/2023	17,638	17,253	16,991
205527978.SRDLC, 15.74%, 12/5/2027 (a)(r)	Lending Club	12/07/2023	4,199	4,112	4,107
205529100.SRDLC, 11.49%, 12/26/2028 (a)(r)	Lending Club	12/28/2023	21,760	21,286	21,307
205533806.SRDLC, 15.74%, 12/5/2028 (a)(r)	Lending Club	12/07/2023	33,539	32,805	32,193
205539761.SRDLC, 13.99%, 12/10/2026 (a)(r)	Lending Club	12/07/2023	2,294	2,252	2,215
205545146.SRDLC, 19.49%, 12/7/2026 (a)(r)	Lending Club	12/11/2023	7,776	7,627	7,465
205546389.SRDLC, 10.24%, 12/15/2027 (a)(r)	Lending Club	12/07/2023	27,714	27,152	27,527
205550138.SRDLC, 6.82%, 12/5/2026 (a)(r)	Lending Club	12/07/2023	16,370	16,074	16,158
205559006.SRDLC, 13.21%, 12/6/2026 (a)(r)	Lending Club	12/08/2023	7,605	7,464	7,338
205563622.SRDLC, 9.13%, 12/5/2026 (a)(r)	Lending Club	12/07/2023	1,498	1,471	1,469
205564070.SRDLC, 13.49%, 12/22/2027 (a)(r)	Lending Club	12/27/2023	5,001	4,897	4,921
205564336.SRDLC, 8.24%, 12/11/2026 (a)(n)(r)	Lending Club	12/13/2023	29,814	29,268	29,253
205564462.SRDLC, 14.99%, 12/7/2026 (a)(r)	Lending Club	12/11/2023	22,963	22,532	22,147
205569148.SRDLC, 6.89%, 12/14/2026 (a)(r)	Lending Club	12/18/2023	11,881	11,663	11,720
205569647.SRDLC, 9.74%, 12/18/2026 (a)(n)(r)	Lending Club	12/20/2023	17,232	16,810	16,947
205570754.SRDLC, 11.26%, 12/13/2028 (a)(r)	Lending Club	12/15/2023	22,612	22,123	22,133
205571274.SRDLC, 14.49%, 12/6/2025 (a)(r)	Lending Club	12/08/2023	17,304	17,049	17,111
205572033.SRDLC, 12.20%, 12/17/2025 (a)(r)	Lending Club	12/07/2023	8,009	7,891	7,908
205578669.SRDLC, 12.99%, 12/8/2028 (a)(r)	Lending Club	12/12/2023	23,619	23,107	22,758
205578732.SRDLC, 10.50%, 12/5/2026 (a)(r)	Lending Club	12/07/2023	10,917	10,717	10,596
205579914.SRDLC, 16.74%, 12/19/2028 (a)(r)	Lending Club	12/21/2023	17,707	17,316	17,076
205584481.SRDLC, 9.74%, 12/6/2026 (a)(r)	Lending Club	12/08/2023	2,252	2,211	2,209
205585266.SRDLC, 10.24%, 12/5/2027 (a)(r)	Lending Club	12/07/2023	21,421	20,987	21,299
205586282.SRDLC, 8.24%, 12/20/2026 (a)(r)	Lending Club	12/22/2023	14,929	14,653	14,661
205593414.SRDLC, 10.74%, 12/7/2028 (a)(r)	Lending Club	12/11/2023	17,369	16,995	16,993
205593755.SRDLC, 11.99%, 12/21/2028 (a)(r)	Lending Club	12/26/2023	20,053	19,616	19,380
205594260.SRDLC, 12.74%, 12/7/2026 (a)(r)	Lending Club	12/11/2023	8,363	8,208	8,137
205595511.SRDLC, 15.99%, 12/18/2028 (a)(r)	Lending Club	12/14/2023	18,556	18,127	18,135
205599754.SRDLC, 7.57%, 12/7/2027 (a)(r)	Lending Club	12/11/2023	32,632	31,975	32,409
205602301.SRDLC, 17.24%, 12/7/2028 (a)(r)	Lending Club	12/11/2023	26,601	26,016	25,640
205602776.SRDLC, 9.99%, 12/15/2027 (a)(r)	Lending Club	12/11/2023	6,604	6,470	6,557

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

82	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
205610040.SRDLC, 9.74%, 12/8/2026 (a)(r)	Lending Club	12/12/2023	$3,003	$2,948	$2,946
205615348.SRDLC, 15.24%, 12/8/2028 (a)(r)	Lending Club	12/12/2023	35,248	34,477	33,997
205616275.SRDLC, 11.01%, 12/15/2028 (a)(r)	Lending Club	12/19/2023	17,379	17,003	17,018
205618379.SRDLC, 11.24%, 12/12/2027 (a)(r)	Lending Club	12/14/2023	24,806	24,296	24,680
205627622.SRDLC, 8.24%, 12/26/2026 (a)(r)	Lending Club	12/28/2023	5,972	5,860	5,868
205630689.SRDLC, 20.99%, 12/11/2028 (a)(r)	Lending Club	12/13/2023	16,138	15,778	15,468
205633187.SRDLC, 9.74%, 12/11/2026 (a)(r)	Lending Club	12/13/2023	7,507	7,369	7,365
205633414.SRDLC, 7.24%, 12/8/2026 (a)(r)	Lending Club	12/12/2023	949	932	946
205633598.SRDLC, 10.49%, 12/14/2027 (a)(r)	Lending Club	12/18/2023	32,986	32,311	32,766
205640907.SRDLC, 11.49%, 12/11/2027 (a)(r)	Lending Club	12/13/2023	26,070	25,536	25,921
205647245.SRDLC, 13.24%, 12/11/2026 (a)(r)	Lending Club	12/13/2023	4,944	4,851	4,764
205648007.SRDLC, 13.99%, 12/21/2027 (a)(r)	Lending Club	12/26/2023	8,349	8,175	8,313
205649098.SRDLC, 11.09%, 1/3/2027 (a)(n)(r)	Lending Club	12/28/2023	18,775	18,421	18,439
205654400.SRDLC, 12.00%, 12/17/2028 (a)(r)	Lending Club	12/15/2023	23,580	23,069	22,810
205658074.SRDLC, 0.00%, 8/11/2028 (a)(n)(r)	Lending Club	12/13/2023	9,409	9,180	7,070
205660331.SRDLC, 9.74%, 12/20/2027 (a)(r)	Lending Club	12/22/2023	16,511	16,173	16,373
205685408.SRDLC, 14.24%, 12/20/2027 (a)(r)	Lending Club	12/22/2023	12,534	12,273	12,410
205686700.SRDLC, 15.49%, 12/26/2027 (a)(r)	Lending Club	12/28/2023	11,748	11,502	11,559
205686889.SRDLC, 9.74%, 12/28/2026 (a)(r)	Lending Club	1/02/2024	22,522	22,099	22,140
205687455.SRDLC, 20.23%, 12/20/2028 (a)(r)	Lending Club	12/13/2023	9,003	8,803	8,625
205689835.SRDLC, 19.49%, 12/14/2026 (a)(r)	Lending Club	12/14/2023	18,687	18,329	17,995
205692531.SRDLC, 14.24%, 12/19/2027 (a)(r)	Lending Club	12/14/2023	30,193	29,568	29,851
205694550.SRDLC, 8.49%, 12/13/2026 (a)(r)	Lending Club	12/15/2023	8,219	8,068	8,066
205698369.SRDLC, 13.74%, 12/21/2027 (a)(r)	Lending Club	12/26/2023	10,010	9,802	9,968
205702987.SRDLC, 15.99%, 12/28/2028 (a)(r)	Lending Club	12/15/2023	13,807	13,505	13,325
205704646.SRDLC, 9.99%, 12/13/2026 (a)(r)	Lending Club	12/15/2023	18,040	17,707	17,722
205708881.SRDLC, 9.74%, 12/13/2026 (a)(r)	Lending Club	12/15/2023	7,507	7,369	7,367
205709874.SRDLC, 10.26%, 12/13/2028 (a)(r)	Lending Club	12/15/2023	9,707	9,498	9,502
205710942.SRDLC, 13.99%, 12/20/2026 (a)(r)	Lending Club	12/18/2023	2,676	2,626	2,588
205712618.SRDLC, 6.23%, 12/20/2025 (a)(r)	Lending Club	12/15/2023	8,095	7,978	8,047
205718182.SRDLC, 7.17%, 12/14/2026 (a)(r)	Lending Club	12/18/2023	11,151	10,946	10,999
205729747.SRDLC, 10.24%, 12/8/2026 (a)(r)	Lending Club	12/19/2023	15,000	14,721	14,584
205733468.SRDLC, 7.00%, 12/14/2026 (a)(n)(r)	Lending Club	12/18/2023	7,379	7,244	7,280
205738721.SRDLC, 9.99%, 12/20/2026 (a)(r)	Lending Club	12/19/2023	12,043	11,819	11,839
205742195.SRDLC, 11.26%, 12/20/2028 (a)(r)	Lending Club	12/22/2023	26,091	25,525	25,558
205743917.SRDLC, 6.91%, 12/21/2026 (a)(r)	Lending Club	12/20/2023	9,662	9,485	9,542
205746711.SRDLC, 14.11%, 12/15/2026 (a)(n)(r)	Lending Club	12/19/2023	3,295	3,212	748
205747984.SRDLC, 11.09%, 12/18/2028 (a)(r)	Lending Club	12/20/2023	26,076	25,511	25,510
205756558.SRDLC, 10.24%, 12/18/2027 (a)(r)	Lending Club	12/20/2023	8,239	8,070	8,185
205758327.SRDLC, 7.24%, 12/18/2026 (a)(r)	Lending Club	12/20/2023	11,154	10,948	11,003
205759479.SRDLC, 9.74%, 12/19/2028 (a)(r)	Lending Club	12/21/2023	28,160	27,553	27,555
205759846.SRDLC, 15.24%, 12/18/2028 (a)(r)	Lending Club	12/20/2023	12,337	12,066	11,926
205760641.SRDLC, 10.49%, 12/18/2027 (a)(r)	Lending Club	12/20/2023	32,986	32,310	32,771
205762892.SRDLC, 7.41%, 12/19/2026 (a)(r)	Lending Club	12/21/2023	17,143	16,828	16,932
205769194.SRDLC, 13.49%, 12/21/2027 (a)(r)	Lending Club	12/26/2023	8,334	8,161	8,201
205779717.SRDLC, 9.99%, 12/18/2025 (a)(r)	Lending Club	12/20/2023	2,612	2,573	2,580
205781049.SRDLC, 11.74%, 12/18/2028 (a)(r)	Lending Club	12/20/2023	13,938	13,636	13,457
205782335.SRDLC, 25.99%, 1/8/2027 (a)(r)	Lending Club	12/28/2023	2,446	2,362	2,291
205782534.SRDLC, 10.49%, 12/18/2026 (a)(r)	Lending Club	12/20/2023	18,822	18,471	18,312
205786273.SRDLC, 14.95%, 12/18/2027 (a)(r)	Lending Club	12/20/2023	1,001	979	990
205786549.SRDLC, 8.99%, 12/26/2025 (a)(r)	Lending Club	12/28/2023	9,260	9,120	9,194
205789836.SRDLC, 22.49%, 12/25/2026 (a)(r)	Lending Club	12/22/2023	9,465	9,169	8,943

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	83

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
205790694.SRDLC, 22.49%, 12/28/2026 (a)(r)	Lending Club	12/22/2023	$3,956	$3,830	$3,742
205790767.SRDLC, 13.99%, 12/20/2026 (a)(r)	Lending Club	12/22/2023	9,152	8,979	8,904
205792655.SRDLC, 32.39%, 12/21/2028 (a)(r)	Lending Club	12/26/2023	12,455	11,995	12,060
205794055.SRDLC, 15.99%, 12/21/2026 (a)(r)	Lending Club	12/26/2023	15,393	14,918	14,627
205794864.SRDLC, 27.49%, 12/20/2026 (a)(r)	Lending Club	12/22/2023	6,386	6,183	6,058
205795551.SRDLC, 16.74%, 12/22/2028 (a)(r)	Lending Club	12/27/2023	10,624	10,389	10,284
205795932.SRDLC, 14.11%, 12/19/2026 (a)(r)	Lending Club	12/21/2023	7,630	7,486	7,381
205796359.SRDLC, 8.24%, 12/20/2025 (a)(r)	Lending Club	12/22/2023	9,048	8,914	8,980
205796742.SRDLC, 15.00%, 9/28/2029 (a)(n)(r)	Lending Club	12/22/2023	12,762	12,263	12,960
205797129.SRDLC, 15.74%, 12/21/2028 (a)(n)(r)	Lending Club	12/26/2023	18,628	18,162	—
205799041.SRDLC, 20.49%, 12/20/2025 (a)(r)	Lending Club	12/22/2023	4,109	3,974	3,988
205799728.SRDLC, 24.99%, 12/20/2026 (a)(r)	Lending Club	12/22/2023	1,188	1,150	1,121
205800320.SRDLC, 30.99%, 1/11/2029 (a)(r)	Lending Club	1/16/2024	9,287	8,942	8,825
205800726.SRDLC, 10.49%, 12/21/2028 (a)(r)	Lending Club	12/26/2023	32,093	31,398	31,418
205801149.SRDLC, 16.99%, 12/19/2028 (a)(r)	Lending Club	12/21/2023	28,328	27,703	27,382
205803537.SRDLC, 15.50%, 12/19/2028 (a)(r)	Lending Club	12/21/2023	35,277	34,501	34,157
205807964.SRDLC, 31.49%, 12/20/2028 (a)(r)	Lending Club	12/22/2023	23,019	22,170	22,247
205810883.SRDLC, 10.49%, 12/15/2028 (a)(r)	Lending Club	12/28/2023	10,367	10,142	10,150
205822350.SRDLC, 11.24%, 12/26/2027 (a)(r)	Lending Club	12/22/2023	21,548	21,104	21,461
205823042.SRDLC, 10.49%, 12/26/2028 (a)(r)	Lending Club	12/28/2023	10,409	10,183	10,193
205824159.SRDLC, 7.00%, 12/26/2026 (a)(r)	Lending Club	12/28/2023	8,915	8,749	8,799
205824591.SRDLC, 13.24%, 12/26/2026 (a)(r)	Lending Club	12/28/2023	15,212	14,923	14,703
205825442.SRDLC, 26.99%, 12/24/2026 (a)(r)	Lending Club	12/26/2023	6,393	6,190	6,081
205827522.SRDLC, 20.74%, 12/26/2028 (a)(r)	Lending Club	12/28/2023	17,918	17,517	17,288
205829459.SRDLC, 22.49%, 12/25/2026 (a)(r)	Lending Club	12/27/2023	8,665	8,393	8,187
205829476.SRDLC, 7.24%, 12/22/2026 (a)(r)	Lending Club	12/27/2023	12,269	12,042	12,108
205829874.SRDLC, 26.49%, 12/27/2026 (a)(r)	Lending Club	12/26/2023	17,578	17,019	16,670
205830413.SRDLC, 27.49%, 12/28/2028 (a)(r)	Lending Club	12/26/2023	10,098	9,728	9,829
205831219.SRDLC, 8.24%, 12/10/2026 (a)(r)	Lending Club	12/27/2023	15,230	14,947	15,026
205831307.SRDLC, 8.24%, 12/26/2026 (a)(n)(r)	Lending Club	12/28/2023	12,751	12,432	1,503
205831428.SRDLC, 10.99%, 12/21/2025 (a)(r)	Lending Club	12/26/2023	4,390	4,284	4,280
205834561.SRDLC, 32.39%, 12/28/2028 (a)(r)	Lending Club	1/02/2024	5,536	5,331	5,390
205837733.SRDLC, 14.74%, 6/22/2027 (a)(n)(r)	Lending Club	12/27/2023	6,609	6,444	675
205837984.SRDLC, 7.99%, 12/28/2026 (a)(r)	Lending Club	1/02/2024	8,949	8,782	8,797
205839530.SRDLC, 15.74%, 12/22/2028 (a)(r)	Lending Club	12/27/2023	6,990	6,836	6,768
205841081.SRDLC, 14.25%, 12/26/2028 (a)(r)	Lending Club	12/27/2023	30,806	30,130	29,883
205844883.SRDLC, 6.99%, 12/28/2026 (a)(r)	Lending Club	1/02/2024	29,714	29,161	29,337
205845842.SRDLC, 14.74%, 12/28/2026 (a)(r)	Lending Club	1/02/2024	7,647	7,501	7,421
205847386.SRDLC, 10.99%, 12/26/2028 (a)(r)	Lending Club	12/28/2023	11,296	11,050	11,061
205847462.SRDLC, 21.99%, 12/22/2026 (a)(r)	Lending Club	12/27/2023	941	911	888
205848381.SRDLC, 24.49%, 12/22/2026 (a)(r)	Lending Club	12/27/2023	15,813	15,313	14,951
205850651.SRDLC, 16.00%, 12/26/2028 (a)(r)	Lending Club	12/28/2023	28,972	28,332	28,102
205852724.SRDLC, 10.49%, 12/26/2026 (a)(r)	Lending Club	12/28/2023	20,328	19,945	19,971
205852854.SRDLC, 15.74%, 1/5/2029 (a)(r)	Lending Club	1/02/2024	22,461	21,965	21,682
205853914.SRDLC, 28.99%, 12/26/2025 (a)(r)	Lending Club	12/28/2023	782	761	766
205858271.SRDLC, 9.74%, 12/26/2026 (a)(r)	Lending Club	12/28/2023	7,733	7,588	7,597
205858890.SRDLC, 15.74%, 12/19/2028 (a)(r)	Lending Club	12/28/2023	17,847	17,453	17,280
205860298.SRDLC, 14.24%, 12/26/2025 (a)(r)	Lending Club	12/28/2023	617	608	613
205860843.SRDLC, 10.99%, 12/26/2027 (a)(r)	Lending Club	12/28/2023	15,428	15,109	15,373
205871140.SRDLC, 25.99%, 12/26/2026 (a)(r)	Lending Club	12/28/2023	14,301	13,845	13,528
205872283.SRDLC, 7.24%, 12/26/2026 (a)(r)	Lending Club	12/28/2023	7,436	7,298	7,339
205872318.SRDLC, 27.49%, 12/28/2026 (a)(r)	Lending Club	12/28/2023	3,600	3,484	3,428

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

84	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
205873132.SRDLC, 13.74%, 12/27/2027 (a)(r)	Lending Club	12/29/2023	$20,437	$20,011	$20,360
205873690.SRDLC, 10.76%, 12/21/2028 (a)(n)(r)	Lending Club	1/02/2024	22,843	22,347	22,366
205876557.SRDLC, 10.49%, 12/28/2026 (a)(r)	Lending Club	1/02/2024	7,529	7,387	7,342
205877937.SRDLC, 10.24%, 12/26/2026 (a)(r)	Lending Club	12/28/2023	17,300	16,975	16,857
205879390.SRDLC, 32.39%, 12/31/2028 (a)(r)	Lending Club	12/28/2023	18,547	17,875	17,863
205879798.SRDLC, 21.24%, 12/26/2028 (a)(r)	Lending Club	12/28/2023	12,538	12,257	12,095
205882910.SRDLC, 24.99%, 12/26/2027 (a)(r)	Lending Club	12/28/2023	6,052	5,842	5,962
205885466.SRDLC, 32.39%, 12/28/2028 (a)(r)	Lending Club	1/02/2024	13,840	13,327	13,415
205886423.SRDLC, 26.99%, 1/2/2027 (a)(r)	Lending Club	1/04/2024	4,507	4,362	4,198
205893356.SRDLC, 27.49%, 12/28/2026 (a)(r)	Lending Club	1/02/2024	7,188	6,912	6,854
205894295.SRDLC, 14.24%, 12/28/2027 (a)(r)	Lending Club	1/02/2024	20,055	19,635	19,895
205896149.SRDLC, 25.49%, 12/28/2026 (a)(r)	Lending Club	1/02/2024	7,932	7,679	7,522
205896306.SRDLC, 14.50%, 12/28/2028 (a)(r)	Lending Club	1/02/2024	19,341	18,915	18,762
205896899.SRDLC, 14.49%, 12/28/2026 (a)(r)	Lending Club	1/02/2024	2,292	2,248	2,224
205900577.SRDLC, 14.24%, 12/25/2026 (a)(n)(r)	Lending Club	1/02/2024	18,288	17,938	17,732
205900664.SRDLC, 14.49%, 12/28/2028 (a)(r)	Lending Club	1/02/2024	13,186	12,896	12,792
205904905.SRDLC, 22.49%, 12/28/2025 (a)(r)	Lending Club	1/02/2024	3,183	3,101	3,111
205905269.SRDLC, 28.49%, 1/10/2029 (a)(r)	Lending Club	1/02/2024	15,565	15,006	14,764
205907525.SRDLC, 15.74%, 1/7/2027 (a)(r)	Lending Club	1/02/2024	6,545	6,419	6,310
205907659.SRDLC, 18.49%, 12/28/2025 (a)(r)	Lending Club	1/02/2024	6,524	6,360	6,359
205911522.SRDLC, 15.99%, 1/10/2027 (a)(r)	Lending Club	1/02/2024	12,220	11,841	11,561
205912284.SRDLC, 12.49%, 12/16/2025 (a)(r)	Lending Club	1/02/2024	3,165	3,117	3,130
205912903.SRDLC, 28.99%, 12/29/2025 (a)(r)	Lending Club	1/03/2024	7,818	7,611	7,639
205920066.SRDLC, 32.39%, 1/2/2029 (a)(r)	Lending Club	1/04/2024	13,970	13,452	13,147
205921450.SRDLC, 23.99%, 1/2/2028 (a)(n)(r)	Lending Club	1/04/2024	19,593	18,813	18,787
205922697.SRDLC, 25.49%, 12/29/2025 (a)(n)(r)	Lending Club	1/03/2024	3,034	2,912	—
205928552.SRDLC, 15.00%, 7/10/2028 (a)(n)(r)	Lending Club	1/04/2024	14,231	13,688	13,784
205929815.SRDLC, 7.24%, 12/29/2026 (a)(r)	Lending Club	1/03/2024	10,410	10,216	10,278
205937979.SRDLC, 28.99%, 1/2/2026 (a)(r)	Lending Club	1/04/2024	1,723	1,677	1,654
205948541.SRDLC, 23.99%, 1/2/2027 (a)(r)	Lending Club	1/04/2024	4,874	4,719	4,530
205950302.SRDLC, 27.99%, 1/2/2028 (a)(r)	Lending Club	1/04/2024	13,291	12,825	12,678
205956116.SRDLC, 32.39%, 12/22/2028 (a)(r)	Lending Club	1/04/2024	22,827	21,982	21,792
205961512.SRDLC, 22.49%, 1/2/2028 (a)(r)	Lending Club	1/04/2024	13,228	12,771	12,635
205968238.SRDLC, 24.99%, 1/2/2027 (a)(r)	Lending Club	1/04/2024	12,221	11,830	11,354
206065555.SRDLC, 24.24%, 2/8/2027 (a)(r)	Lending Club	2/07/2024	8,376	8,204	8,059
206066173.SRDLC, 28.99%, 2/5/2029 (a)(r)	Lending Club	2/07/2024	11,208	10,791	10,576
206148168.SRDLC, 32.39%, 2/14/2029 (a)(n)(r)	Lending Club	2/16/2024	10,230	9,822	5,942
206164400.SRDLC, 10.74%, 2/12/2027 (a)(r)	Lending Club	2/14/2024	9,656	9,464	9,402
206174764.SRDLC, 23.49%, 2/2/2027 (a)(r)	Lending Club	2/06/2024	8,755	8,468	8,150
206189053.SRDLC, 27.39%, 2/2/2026 (a)(r)	Lending Club	2/06/2024	4,348	4,227	4,141
206241383.SRDLC, 9.24%, 2/12/2027 (a)(r)	Lending Club	2/14/2024	16,020	15,704	15,736
206243225.SRDLC, 32.39%, 2/17/2029 (a)(n)(r)	Lending Club	2/06/2024	7,709	7,429	7,223
206247231.SRDLC, 30.99%, 2/7/2027 (a)(r)	Lending Club	2/09/2024	4,248	4,105	3,964
206251105.SRDLC, 29.99%, 2/6/2028 (a)(n)(r)	Lending Club	2/08/2024	4,029	3,880	3,881
206257499.SRDLC, 27.49%, 2/8/2027 (a)(r)	Lending Club	2/12/2024	5,812	5,618	5,438
206259826.SRDLC, 29.49%, 2/16/2027 (a)(r)	Lending Club	2/07/2024	7,714	7,458	7,211
206290598.SRDLC, 26.49%, 2/2/2029 (a)(r)	Lending Club	2/06/2024	7,669	7,386	7,148
206302600.SRDLC, 30.99%, 2/5/2027 (a)(r)	Lending Club	2/07/2024	1,317	1,273	1,227
206305187.SRDLC, 19.99%, 2/9/2027 (a)(r)	Lending Club	2/13/2024	6,668	6,451	6,254
206307743.SRDLC, 24.49%, 2/8/2029 (a)(r)	Lending Club	2/12/2024	17,770	17,115	16,629
206310285.SRDLC, 28.49%, 2/2/2027 (a)(r)	Lending Club	2/06/2024	9,289	8,980	8,654
206321574.SRDLC, 9.99%, 2/5/2028 (a)(r)	Lending Club	2/07/2024	3,095	3,029	3,069

The accompanying notes are an integral part of the consolidated financial statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	85

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
206322505.SRDLC, 15.49%, 2/7/2028 (a)(r)	Lending Club	2/09/2024	$7,902	$7,613	$7,415
206329395.SRDLC, 19.49%, 2/8/2026 (a)(r)	Lending Club	2/12/2024	2,126	2,067	2,043
206340202.SRDLC, 28.99%, 2/6/2026 (a)(r)	Lending Club	2/08/2024	4,004	3,891	3,837
206341755.SRDLC, 25.99%, 2/5/2027 (a)(r)	Lending Club	2/07/2024	12,084	11,685	11,249
206344696.SRDLC, 32.39%, 2/12/2029 (a)(r)	Lending Club	2/14/2024	6,112	5,883	5,769
206346413.SRDLC, 23.99%, 2/15/2027 (a)(r)	Lending Club	2/06/2024	8,750	8,462	8,245
206350290.SRDLC, 31.89%, 1/25/2028 (a)(r)	Lending Club	2/08/2024	3,428	3,304	3,343
206365532.SRDLC, 21.99%, 2/5/2026 (a)(r)	Lending Club	2/07/2024	1,000	972	960
206371891.SRDLC, 28.49%, 2/5/2027 (a)(r)	Lending Club	2/07/2024	12,666	12,245	11,815
206373201.SRDLC, 32.39%, 2/5/2029 (a)(r)	Lending Club	2/07/2024	5,639	5,427	5,309
206379163.SRDLC, 11.26%, 2/15/2029 (a)(r)	Lending Club	2/20/2024	35,869	35,069	35,172
206380636.SRDLC, 12.50%, 2/14/2029 (a)(r)	Lending Club	2/16/2024	24,833	24,278	24,256
206382999.SRDLC, 27.49%, 1/22/2029 (a)(r)	Lending Club	2/07/2024	11,834	11,395	11,310
206385009.SRDLC, 32.39%, 2/5/2029 (a)(n)(r)	Lending Club	2/07/2024	14,222	13,657	13,334
206385223.SRDLC, 32.39%, 2/7/2029 (a)(r)	Lending Club	2/09/2024	14,097	13,568	13,293
206385770.SRDLC, 11.76%, 2/5/2029 (a)(r)	Lending Club	2/07/2024	31,428	30,730	30,431
206387712.SRDLC, 20.99%, 2/7/2029 (a)(r)	Lending Club	2/09/2024	20,211	19,473	19,072
206391882.SRDLC, 11.74%, 2/15/2027 (a)(r)	Lending Club	2/06/2024	21,101	20,686	20,580
206415213.SRDLC, 14.99%, 2/28/2027 (a)(r)	Lending Club	2/21/2024	14,774	14,288	13,915
206427377.SRDLC, 22.99%, 2/17/2026 (a)(r)	Lending Club	2/07/2024	2,898	2,819	2,787
206433124.SRDLC, 13.99%, 2/15/2027 (a)(r)	Lending Club	2/20/2024	16,247	15,723	15,348
206433173.SRDLC, 7.24%, 2/8/2027 (a)(r)	Lending Club	2/12/2024	30,252	29,661	29,854
206437605.SRDLC, 22.49%, 2/5/2027 (a)(r)	Lending Club	2/07/2024	2,521	2,439	2,470
206438545.SRDLC, 10.74%, 2/8/2028 (a)(r)	Lending Club	2/12/2024	3,619	3,541	3,593
206439955.SRDLC, 25.99%, 2/20/2028 (a)(n)(r)	Lending Club	2/07/2024	11,693	11,290	11,218
206447086.SRDLC, 9.75%, 2/2/2027 (a)(r)	Lending Club	2/06/2024	8,424	8,259	8,267
206447651.SRDLC, 27.99%, 2/2/2028 (a)(r)	Lending Club	2/06/2024	4,950	4,773	4,715
206452090.SRDLC, 13.99%, 2/12/2029 (a)(r)	Lending Club	2/14/2024	9,033	8,830	8,731
206452456.SRDLC, 23.49%, 2/2/2027 (a)(n)(r)	Lending Club	2/06/2024	7,953	7,635	813
206454884.SRDLC, 19.99%, 2/6/2027 (a)(r)	Lending Club	2/08/2024	9,913	9,591	9,261
206456385.SRDLC, 32.39%, 2/8/2029 (a)(r)	Lending Club	2/06/2024	5,109	4,918	4,814
206457825.SRDLC, 28.49%, 2/5/2029 (a)(r)	Lending Club	2/07/2024	9,335	8,987	8,784
206460018.SRDLC, 20.49%, 2/22/2029 (a)(r)	Lending Club	2/26/2024	36,707	35,845	35,228
206460798.SRDLC, 14.99%, 2/5/2027 (a)(r)	Lending Club	2/07/2024	4,888	4,732	4,601
206461682.SRDLC, 26.49%, 2/2/2028 (a)(r)	Lending Club	2/06/2024	5,382	5,190	5,163
206462868.SRDLC, 27.49%, 2/14/2029 (a)(r)	Lending Club	2/07/2024	18,787	18,093	17,722
206463307.SRDLC, 22.49%, 2/9/2027 (a)(r)	Lending Club	2/13/2024	6,653	6,435	6,220
206463820.SRDLC, 14.24%, 2/5/2027 (a)(r)	Lending Club	2/07/2024	13,007	12,748	12,555
206465203.SRDLC, 28.99%, 2/15/2026 (a)(r)	Lending Club	2/08/2024	8,101	7,873	7,742
206468992.SRDLC, 14.99%, 2/5/2027 (a)(n)(r)	Lending Club	2/07/2024	6,276	6,076	5,915
206469523.SRDLC, 10.37%, 2/20/2027 (a)(r)	Lending Club	2/22/2024	8,037	7,877	7,901
206469647.SRDLC, 19.99%, 2/5/2027 (a)(r)	Lending Club	2/07/2024	3,965	3,837	3,703
206470671.SRDLC, 32.39%, 2/7/2029 (a)(r)	Lending Club	2/16/2024	8,394	8,072	7,912
206471742.SRDLC, 28.99%, 2/19/2029 (a)(n)(r)	Lending Club	2/07/2024	6,242	5,993	1,075
206471807.SRDLC, 27.49%, 2/16/2027 (a)(r)	Lending Club	2/07/2024	4,261	4,120	3,985
206472440.SRDLC, 23.99%, 2/6/2026 (a)(r)	Lending Club	2/08/2024	1,436	1,396	1,384
206472529.SRDLC, 24.49%, 2/5/2027 (a)(r)	Lending Club	2/07/2024	16,720	16,170	15,572
206472984.SRDLC, 26.49%, 2/5/2026 (a)(r)	Lending Club	2/07/2024	4,337	4,216	4,178
206473197.SRDLC, 30.99%, 2/5/2028 (a)(n)(r)	Lending Club	2/07/2024	7,773	7,462	794
206473959.SRDLC, 23.99%, 2/5/2026 (a)(r)	Lending Club	2/07/2024	4,307	4,187	4,151
206474486.SRDLC, 29.49%, 2/5/2027 (a)(r)	Lending Club	2/07/2024	7,618	7,364	7,104
206475013.SRDLC, 13.99%, 2/23/2027 (a)(r)	Lending Club	2/16/2024	13,058	12,796	12,757

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

86	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
206476410.SRDLC, 25.99%, 2/5/2028 (a)(n)(r)	Lending Club	2/07/2024	$7,503	$7,237	$7,206
206476430.SRDLC, 21.99%, 2/5/2027 (a)(r)	Lending Club	2/07/2024	16,611	16,069	15,501
206477262.SRDLC, 21.49%, 1/22/2026 (a)(r)	Lending Club	2/07/2024	16,623	16,172	16,131
206477547.SRDLC, 10.24%, 2/21/2027 (a)(r)	Lending Club	2/23/2024	32,137	31,496	31,345
206478779.SRDLC, 30.99%, 2/5/2027 (a)(r)	Lending Club	2/07/2024	6,372	6,158	5,938
206479282.SRDLC, 27.49%, 2/5/2026 (a)(r)	Lending Club	2/07/2024	3,298	3,206	3,160
206480274.SRDLC, 15.00%, 6/15/2026 (a)(r)	Lending Club	2/07/2024	8,071	7,760	7,189
206481938.SRDLC, 29.99%, 2/5/2028 (a)(r)	Lending Club	2/07/2024	9,942	9,585	9,434
206483383.SRDLC, 21.49%, 2/5/2026 (a)(r)	Lending Club	2/07/2024	5,702	5,545	5,471
206483928.SRDLC, 22.49%, 2/6/2026 (a)(r)	Lending Club	2/08/2024	3,574	3,475	3,430
206484064.SRDLC, 19.49%, 2/16/2026 (a)(r)	Lending Club	2/13/2024	6,274	6,100	6,017
206484173.SRDLC, 21.49%, 2/5/2026 (a)(r)	Lending Club	2/07/2024	10,691	10,398	10,258
206487273.SRDLC, 10.74%, 2/5/2027 (a)(r)	Lending Club	2/07/2024	8,046	7,888	7,898
206487459.SRDLC, 26.49%, 2/5/2026 (a)(r)	Lending Club	2/07/2024	6,107	5,936	5,882
206487813.SRDLC, 31.89%, 2/20/2028 (a)(r)	Lending Club	2/07/2024	12,926	12,475	12,251
206489104.SRDLC, 30.99%, 2/6/2029 (a)(r)	Lending Club	2/07/2024	4,691	4,516	4,411
206491318.SRDLC, 11.99%, 2/6/2027 (a)(r)	Lending Club	2/08/2024	9,692	9,384	9,134
206491916.SRDLC, 20.99%, 2/5/2027 (a)(r)	Lending Club	2/07/2024	20,708	20,034	19,331
206494780.SRDLC, 26.99%, 2/5/2027 (a)(r)	Lending Club	2/07/2024	4,206	4,067	3,926
206495230.SRDLC, 29.99%, 2/5/2028 (a)(r)	Lending Club	2/07/2024	8,977	8,655	8,550
206495381.SRDLC, 32.39%, 2/16/2029 (a)(r)	Lending Club	2/21/2024	18,795	18,089	17,881
206496148.SRDLC, 15.99%, 2/12/2027 (a)(r)	Lending Club	2/07/2024	15,887	15,377	14,980
206496350.SRDLC, 32.39%, 2/5/2029 (a)(r)	Lending Club	2/07/2024	10,807	10,403	10,176
206496832.SRDLC, 32.39%, 2/14/2029 (a)(r)	Lending Club	2/07/2024	6,666	6,417	6,315
206500152.SRDLC, 22.49%, 2/15/2027 (a)(r)	Lending Club	2/07/2024	20,985	20,300	19,657
206500285.SRDLC, 30.99%, 2/15/2027 (a)(n)(r)	Lending Club	2/08/2024	17,833	17,120	11,763
206501055.SRDLC, 28.49%, 2/10/2027 (a)(r)	Lending Club	2/07/2024	12,736	12,313	11,893
206501108.SRDLC, 20.99%, 8/7/2027 (a)(r)	Lending Club	2/09/2024	21,789	20,932	18,311
206502104.SRDLC, 28.49%, 2/16/2029 (a)(r)	Lending Club	2/12/2024	19,217	18,497	18,218
206502908.SRDLC, 29.49%, 2/18/2029 (a)(n)(r)	Lending Club	2/07/2024	9,768	9,410	9,205
206502929.SRDLC, 15.74%, 2/7/2029 (a)(r)	Lending Club	2/09/2024	5,580	5,454	5,386
206504173.SRDLC, 30.99%, 2/5/2027 (a)(r)	Lending Club	2/07/2024	3,611	3,490	3,365
206504845.SRDLC, 25.99%, 2/6/2029 (a)(r)	Lending Club	2/08/2024	18,571	17,884	17,331
206504857.SRDLC, 21.49%, 2/5/2027 (a)(r)	Lending Club	2/07/2024	3,774	3,651	3,522
206504983.SRDLC, 17.24%, 2/5/2029 (a)(r)	Lending Club	2/07/2024	28,755	28,106	27,738
206505676.SRDLC, 30.99%, 2/5/2027 (a)(r)	Lending Club	2/07/2024	4,673	4,516	4,354
206506205.SRDLC, 18.49%, 2/8/2028 (a)(r)	Lending Club	2/12/2024	10,559	10,190	9,870
206506284.SRDLC, 29.49%, 2/15/2029 (a)(r)	Lending Club	2/07/2024	18,852	18,151	17,875
206506609.SRDLC, 21.49%, 2/5/2027 (a)(r)	Lending Club	2/07/2024	2,488	2,407	2,322
206506686.SRDLC, 28.49%, 2/27/2028 (a)(n)(r)	Lending Club	2/29/2024	18,287	17,626	17,728
206506918.SRDLC, 26.49%, 2/20/2026 (a)(n)(r)	Lending Club	2/07/2024	2,634	2,529	186
206508730.SRDLC, 16.74%, 2/28/2029 (a)(n)(r)	Lending Club	2/22/2024	14,815	14,479	14,416
206509020.SRDLC, 25.49%, 2/20/2027 (a)(r)	Lending Club	2/07/2024	11,024	10,627	10,353
206510540.SRDLC, 28.99%, 2/5/2026 (a)(r)	Lending Club	2/07/2024	853	828	822
206511840.SRDLC, 20.99%, 2/15/2029 (a)(r)	Lending Club	2/08/2024	18,493	17,818	17,483
206512505.SRDLC, 21.49%, 2/19/2026 (a)(r)	Lending Club	2/07/2024	2,889	2,809	2,768
206513002.SRDLC, 19.99%, 2/6/2029 (a)(r)	Lending Club	2/08/2024	13,749	13,248	12,976
206513832.SRDLC, 28.99%, 2/6/2026 (a)(r)	Lending Club	2/08/2024	5,794	5,627	5,545
206514588.SRDLC, 32.39%, 2/6/2029 (a)(n)(r)	Lending Club	2/08/2024	19,430	18,653	3,201
206514655.SRDLC, 24.99%, 2/6/2027 (a)(r)	Lending Club	2/08/2024	2,930	2,833	2,730
206515107.SRDLC, 21.49%, 2/20/2027 (a)(r)	Lending Club	2/08/2024	6,290	6,072	5,917
206515642.SRDLC, 24.49%, 2/6/2027 (a)(r)	Lending Club	2/08/2024	3,009	2,910	2,804

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	87

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
206515662.SRDLC, 27.49%, 2/15/2027 (a)(n)(r)	Lending Club	2/08/2024	$5,518	$5,297	$934
206520129.SRDLC, 24.49%, 2/15/2027 (a)(n)(r)	Lending Club	2/07/2024	8,208	7,921	7,671
206520438.SRDLC, 23.99%, 2/6/2028 (a)(r)	Lending Club	2/08/2024	3,400	3,280	3,266
206520552.SRDLC, 24.49%, 2/6/2026 (a)(r)	Lending Club	2/08/2024	719	699	693
206521503.SRDLC, 20.49%, 2/14/2029 (a)(r)	Lending Club	2/16/2024	12,847	12,554	12,315
206522116.SRDLC, 15.99%, 2/6/2027 (a)(r)	Lending Club	2/08/2024	20,425	19,770	19,225
206522309.SRDLC, 19.99%, 2/6/2027 (a)(r)	Lending Club	2/08/2024	3,304	3,197	3,087
206522563.SRDLC, 12.24%, 2/1/2030 (a)(r)	Lending Club	2/08/2024	13,796	13,481	13,515
206523850.SRDLC, 18.49%, 2/6/2026 (a)(r)	Lending Club	2/08/2024	7,065	6,873	6,797
206524034.SRDLC, 24.99%, 2/6/2027 (a)(r)	Lending Club	2/08/2024	12,556	12,142	11,698
206525297.SRDLC, 27.49%, 2/6/2029 (a)(r)	Lending Club	2/08/2024	6,054	5,828	5,722
206526555.SRDLC, 30.99%, 2/6/2027 (a)(n)(r)	Lending Club	2/08/2024	4,261	4,096	3,975
206526796.SRDLC, 28.49%, 2/9/2027 (a)(r)	Lending Club	2/13/2024	12,666	12,243	11,855
206526855.SRDLC, 31.49%, 2/15/2029 (a)(r)	Lending Club	2/08/2024	14,219	13,700	13,362
206527432.SRDLC, 30.99%, 2/16/2027 (a)(n)(r)	Lending Club	2/08/2024	12,862	12,435	12,070
206528520.SRDLC, 22.99%, 2/6/2028 (a)(r)	Lending Club	2/08/2024	2,224	2,146	2,141
206529525.SRDLC, 28.99%, 2/6/2026 (a)(r)	Lending Club	2/08/2024	1,456	1,415	1,395
206530264.SRDLC, 15.99%, 2/6/2027 (a)(r)	Lending Club	2/08/2024	6,536	6,326	6,152
206530265.SRDLC, 28.49%, 2/6/2027 (a)(r)	Lending Club	2/08/2024	8,444	8,163	7,882
206530320.SRDLC, 14.99%, 2/18/2027 (a)(r)	Lending Club	2/08/2024	6,560	6,349	6,211
206530366.SRDLC, 9.74%, 2/5/2027 (a)(r)	Lending Club	2/07/2024	32,089	31,460	31,498
206530538.SRDLC, 27.99%, 2/14/2026 (a)(r)	Lending Club	2/08/2024	2,633	2,559	2,522
206530555.SRDLC, 21.99%, 2/6/2027 (a)(n)(r)	Lending Club	2/08/2024	5,152	4,985	4,839
206531534.SRDLC, 25.99%, 2/9/2028 (a)(r)	Lending Club	2/08/2024	11,680	11,265	11,193
206531544.SRDLC, 9.49%, 2/12/2027 (a)(r)	Lending Club	2/14/2024	4,810	4,715	4,697
206532221.SRDLC, 18.49%, 2/8/2026 (a)(r)	Lending Club	2/12/2024	4,239	4,123	4,080
206532240.SRDLC, 24.99%, 2/6/2027 (a)(n)(r)	Lending Club	2/08/2024	9,219	8,850	1,650
206533162.SRDLC, 21.99%, 2/6/2027 (a)(r)	Lending Club	2/08/2024	6,383	6,174	5,973
206534483.SRDLC, 24.49%, 2/6/2029 (a)(r)	Lending Club	2/08/2024	18,511	17,830	17,291
206538499.SRDLC, 15.00%, 8/13/2029 (a)(n)(r)	Lending Club	2/08/2024	9,060	8,704	7,797
206538768.SRDLC, 22.49%, 2/6/2026 (a)(r)	Lending Club	2/08/2024	15,015	14,600	14,358
206538811.SRDLC, 24.49%, 2/6/2027 (a)(r)	Lending Club	2/08/2024	20,899	20,211	19,476
206539701.SRDLC, 23.99%, 2/15/2027 (a)(r)	Lending Club	2/08/2024	13,083	12,653	12,221
206540932.SRDLC, 22.49%, 2/6/2027 (a)(r)	Lending Club	2/08/2024	1,663	1,609	1,552
206541256.SRDLC, 32.39%, 2/6/2029 (a)(r)	Lending Club	2/08/2024	7,963	7,665	7,487
206541316.SRDLC, 25.49%, 2/6/2026 (a)(r)	Lending Club	2/08/2024	6,921	6,728	6,671
206541642.SRDLC, 14.99%, 2/6/2027 (a)(n)(r)	Lending Club	2/08/2024	4,032	3,903	3,796
206542335.SRDLC, 15.99%, 1/24/2027 (a)(r)	Lending Club	2/08/2024	11,805	11,428	11,183
206542346.SRDLC, 27.49%, 2/9/2027 (a)(r)	Lending Club	2/13/2024	2,526	2,442	2,365
206543287.SRDLC, 20.99%, 2/8/2026 (a)(r)	Lending Club	2/12/2024	1,068	1,038	1,023
206543526.SRDLC, 9.21%, 2/5/2026 (a)(r)	Lending Club	2/07/2024	5,495	5,405	5,444
206543673.SRDLC, 15.99%, 2/18/2027 (a)(r)	Lending Club	2/08/2024	20,537	19,877	19,440
206543788.SRDLC, 21.49%, 2/15/2027 (a)(r)	Lending Club	2/08/2024	4,176	4,040	3,921
206543969.SRDLC, 19.24%, 2/15/2028 (a)(r)	Lending Club	2/07/2024	33,726	32,994	33,420
206544330.SRDLC, 21.49%, 2/6/2027 (a)(r)	Lending Club	2/08/2024	3,732	3,611	3,485
206544569.SRDLC, 9.13%, 2/16/2027 (a)(r)	Lending Club	2/07/2024	29,736	29,155	29,239
206547049.SRDLC, 23.49%, 2/20/2027 (a)(r)	Lending Club	2/09/2024	9,279	8,975	8,684
206547580.SRDLC, 31.89%, 2/14/2028 (a)(n)(r)	Lending Club	2/09/2024	8,194	7,866	1,094
206548546.SRDLC, 29.99%, 2/9/2029 (a)(r)	Lending Club	2/13/2024	22,452	21,614	21,264
206551021.SRDLC, 12.99%, 2/19/2027 (a)(r)	Lending Club	2/12/2024	2,442	2,394	2,388
206551118.SRDLC, 28.99%, 2/6/2029 (a)(r)	Lending Club	2/08/2024	6,653	6,405	6,271
206552355.SRDLC, 31.89%, 2/20/2028 (a)(n)(r)	Lending Club	2/08/2024	3,393	3,258	121

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

88	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
206552538.SRDLC, 27.49%, 2/6/2027 (a)(r)	Lending Club	2/08/2024	$7,076	$6,841	$6,607
206553402.SRDLC, 27.49%, 2/16/2027 (a)(r)	Lending Club	2/09/2024	1,185	1,146	1,140
206554697.SRDLC, 32.39%, 2/7/2029 (a)(r)	Lending Club	2/09/2024	14,097	13,568	13,293
206556205.SRDLC, 23.49%, 2/8/2027 (a)(n)(r)	Lending Club	2/08/2024	6,123	5,881	3,845
206556577.SRDLC, 7.24%, 2/15/2027 (a)(r)	Lending Club	2/09/2024	11,164	10,946	11,034
206558637.SRDLC, 21.49%, 2/8/2027 (a)(r)	Lending Club	2/12/2024	108	104	107
206558883.SRDLC, 12.99%, 2/9/2026 (a)(r)	Lending Club	2/09/2024	5,566	5,417	5,354
206559604.SRDLC, 11.24%, 2/13/2027 (a)(r)	Lending Club	2/15/2024	9,670	9,478	9,418
206560310.SRDLC, 25.49%, 2/7/2026 (a)(r)	Lending Club	2/09/2024	15,141	14,719	14,529
206561292.SRDLC, 9.99%, 2/13/2028 (a)(r)	Lending Club	2/15/2024	13,497	13,210	13,407
206562575.SRDLC, 22.99%, 2/7/2027 (a)(r)	Lending Club	2/09/2024	14,964	14,473	13,958
206563104.SRDLC, 21.49%, 2/4/2027 (a)(n)(r)	Lending Club	2/12/2024	7,773	7,519	7,256
206564285.SRDLC, 23.49%, 2/13/2027 (a)(r)	Lending Club	2/09/2024	7,121	6,887	6,668
206564726.SRDLC, 25.49%, 2/7/2026 (a)(r)	Lending Club	2/09/2024	1,081	1,051	1,043
206564728.SRDLC, 29.49%, 2/14/2027 (a)(n)(r)	Lending Club	2/09/2024	3,639	3,493	372
206565839.SRDLC, 18.99%, 2/2/2026 (a)(n)(r)	Lending Club	2/09/2024	2,114	2,056	2,028
206566334.SRDLC, 27.49%, 2/7/2027 (a)(r)	Lending Club	2/09/2024	5,896	5,700	5,509
206567023.SRDLC, 26.49%, 2/8/2028 (a)(n)(r)	Lending Club	2/12/2024	10,735	10,305	1,097
206567768.SRDLC, 7.24%, 2/6/2027 (a)(r)	Lending Club	2/08/2024	17,298	16,959	17,102
206567945.SRDLC, 29.99%, 2/7/2028 (a)(r)	Lending Club	2/09/2024	17,896	17,253	17,077
206568979.SRDLC, 12.99%, 2/7/2026 (a)(r)	Lending Club	2/09/2024	7,019	6,831	6,761
206569108.SRDLC, 18.49%, 2/8/2028 (a)(r)	Lending Club	2/12/2024	21,997	21,229	20,561
206570543.SRDLC, 22.49%, 2/15/2026 (a)(r)	Lending Club	2/12/2024	17,998	17,491	17,245
206570640.SRDLC, 21.99%, 2/8/2026 (a)(r)	Lending Club	2/12/2024	715	695	685
206571647.SRDLC, 32.39%, 2/16/2029 (a)(n)(r)	Lending Club	2/12/2024	4,895	4,699	500
206571682.SRDLC, 25.49%, 2/9/2027 (a)(r)	Lending Club	2/13/2024	5,029	4,862	4,695
206572374.SRDLC, 25.49%, 2/13/2029 (a)(r)	Lending Club	2/15/2024	23,190	22,332	21,731
206573346.SRDLC, 23.99%, 2/8/2027 (a)(r)	Lending Club	2/12/2024	5,009	4,844	4,677
206573975.SRDLC, 19.99%, 2/8/2029 (a)(r)	Lending Club	2/12/2024	19,176	18,476	18,117
206575677.SRDLC, 19.49%, 2/8/2026 (a)(r)	Lending Club	2/12/2024	1,913	1,861	1,839
206575841.SRDLC, 22.49%, 2/8/2027 (a)(r)	Lending Club	2/12/2024	2,744	2,654	2,565
206575848.SRDLC, 17.99%, 2/9/2026 (a)(r)	Lending Club	2/13/2024	2,116	2,058	2,038
206576695.SRDLC, 28.49%, 2/15/2027 (a)(r)	Lending Club	2/20/2024	8,782	8,487	8,255
206577088.SRDLC, 11.49%, 2/8/2029 (a)(r)	Lending Club	2/12/2024	22,433	21,933	21,945
206577142.SRDLC, 19.49%, 2/8/2027 (a)(r)	Lending Club	2/12/2024	9,075	8,780	8,490
206577804.SRDLC, 19.49%, 2/8/2026 (a)(r)	Lending Club	2/12/2024	6,367	6,192	6,123
206578013.SRDLC, 21.49%, 2/8/2027 (a)(r)	Lending Club	2/12/2024	9,124	8,825	8,530
206578166.SRDLC, 25.49%, 2/8/2027 (a)(r)	Lending Club	2/12/2024	5,448	5,267	5,083
206578266.SRDLC, 28.49%, 2/15/2027 (a)(r)	Lending Club	2/12/2024	5,531	5,347	5,181
206579508.SRDLC, 17.49%, 2/8/2028 (a)(r)	Lending Club	2/12/2024	21,063	20,329	19,697
206579886.SRDLC, 30.49%, 2/8/2029 (a)(r)	Lending Club	2/12/2024	9,366	9,016	8,861
206581264.SRDLC, 32.39%, 2/27/2029 (a)(r)	Lending Club	2/29/2024	9,398	9,044	8,998
206581528.SRDLC, 20.99%, 2/8/2027 (a)(r)	Lending Club	2/12/2024	1,657	1,602	1,549
206582096.SRDLC, 27.49%, 2/1/2027 (a)(r)	Lending Club	2/12/2024	8,695	8,406	8,123
206582409.SRDLC, 32.39%, 2/8/2029 (a)(r)	Lending Club	2/12/2024	14,097	13,568	13,320
206582539.SRDLC, 23.99%, 2/21/2028 (a)(r)	Lending Club	2/12/2024	13,504	13,028	13,001
206582932.SRDLC, 22.49%, 2/28/2027 (a)(r)	Lending Club	3/01/2024	7,984	7,717	7,517
206583320.SRDLC, 32.39%, 1/31/2029 (a)(n)(r)	Lending Club	2/12/2024	14,136	13,571	3,628
206583494.SRDLC, 26.49%, 2/20/2028 (a)(r)	Lending Club	2/12/2024	22,679	21,873	21,808
206583800.SRDLC, 23.99%, 2/8/2027 (a)(r)	Lending Club	2/12/2024	8,185	7,867	7,781
206583934.SRDLC, 29.99%, 2/9/2028 (a)(r)	Lending Club	2/13/2024	7,954	7,668	7,610
206584912.SRDLC, 15.00%, 10/23/2029 (a)(n)(r)	Lending Club	2/13/2024	14,652	14,069	14,376

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	89

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
206585107.SRDLC, 22.99%, 2/14/2027 (a)(r)	Lending Club	2/13/2024	$8,363	$8,084	$7,842
206585240.SRDLC, 21.49%, 2/9/2027 (a)(r)	Lending Club	2/13/2024	12,442	12,034	11,636
206585690.SRDLC, 24.49%, 2/8/2027 (a)(r)	Lending Club	2/12/2024	6,907	6,650	6,454
206586538.SRDLC, 25.49%, 2/20/2026 (a)(r)	Lending Club	2/12/2024	15,631	15,191	15,086
206587341.SRDLC, 25.49%, 2/8/2026 (a)(r)	Lending Club	2/12/2024	2,342	2,276	2,259
206587390.SRDLC, 30.99%, 2/8/2027 (a)(r)	Lending Club	2/12/2024	11,654	11,261	10,914
206587966.SRDLC, 31.89%, 7/9/2028 (a)(n)(r)	Lending Club	2/13/2024	3,825	3,672	652
206588396.SRDLC, 24.49%, 1/27/2027 (a)(r)	Lending Club	2/12/2024	4,622	4,470	4,361
206589724.SRDLC, 28.49%, 2/8/2027 (a)(r)	Lending Club	2/12/2024	8,514	8,230	7,967
206589986.SRDLC, 12.99%, 2/19/2026 (a)(r)	Lending Club	2/13/2024	13,958	13,580	13,455
206590969.SRDLC, 8.49%, 2/7/2027 (a)(r)	Lending Club	2/09/2024	6,909	6,773	6,839
206592283.SRDLC, 15.74%, 2/20/2027 (a)(n)(r)	Lending Club	2/12/2024	37,286	36,354	3,811
206593026.SRDLC, 22.49%, 2/23/2027 (a)(r)	Lending Club	2/27/2024	1,247	1,206	1,173
206594606.SRDLC, 26.99%, 2/15/2029 (a)(n)(r)	Lending Club	2/13/2024	9,398	9,022	5,272
206595617.SRDLC, 21.49%, 2/9/2026 (a)(r)	Lending Club	2/13/2024	3,564	3,465	3,425
206595670.SRDLC, 27.49%, 2/9/2027 (a)(r)	Lending Club	2/13/2024	10,950	10,585	10,258
206595867.SRDLC, 27.99%, 2/9/2029 (a)(n)(r)	Lending Club	2/13/2024	9,084	8,722	5,138
206597289.SRDLC, 14.36%, 2/12/2027 (a)(r)	Lending Club	2/14/2024	16,265	15,939	15,729
206599929.SRDLC, 9.96%, 2/7/2027 (a)(r)	Lending Club	2/09/2024	3,291	3,227	3,231
206600588.SRDLC, 27.49%, 2/3/2028 (a)(n)(r)	Lending Club	2/13/2024	23,021	22,100	5,515
206602173.SRDLC, 30.99%, 2/1/2027 (a)(r)	Lending Club	2/13/2024	1,262	1,219	1,178
206603083.SRDLC, 12.24%, 2/7/2029 (a)(r)	Lending Club	2/09/2024	31,470	30,769	30,391
206603510.SRDLC, 26.49%, 2/9/2029 (a)(r)	Lending Club	2/13/2024	23,237	22,376	21,731
206603915.SRDLC, 9.74%, 2/7/2026 (a)(r)	Lending Club	2/09/2024	6,880	6,766	6,817
206605205.SRDLC, 23.49%, 2/9/2027 (a)(r)	Lending Club	2/13/2024	1,401	1,355	1,328
206606951.SRDLC, 30.99%, 2/12/2027 (a)(n)(r)	Lending Club	2/14/2024	8,701	8,355	5,811
206607851.SRDLC, 19.24%, 2/28/2028 (a)(r)	Lending Club	2/16/2024	13,338	13,046	12,858
206608134.SRDLC, 28.99%, 2/12/2026 (a)(r)	Lending Club	2/14/2024	1,820	1,768	1,750
206609335.SRDLC, 9.49%, 2/18/2026 (a)(r)	Lending Club	2/12/2024	7,821	7,691	7,744
206609486.SRDLC, 11.24%, 2/22/2027 (a)(r)	Lending Club	2/26/2024	2,734	2,679	2,713
206613496.SRDLC, 14.49%, 2/8/2027 (a)(n)(r)	Lending Club	2/12/2024	4,472	4,384	4,322
206620378.SRDLC, 7.99%, 2/8/2027 (a)(r)	Lending Club	2/12/2024	15,560	15,255	15,280
206636289.SRDLC, 21.49%, 2/15/2026 (a)(n)(r)	Lending Club	2/20/2024	3,717	3,569	2,729
206636457.SRDLC, 19.99%, 2/12/2027 (a)(r)	Lending Club	2/14/2024	4,130	3,996	3,868
206642961.SRDLC, 13.74%, 2/9/2027 (a)(r)	Lending Club	2/13/2024	19,483	19,094	18,962
206647463.SRDLC, 9.24%, 2/25/2027 (a)(r)	Lending Club	2/14/2024	24,136	23,661	23,748
206648542.SRDLC, 29.49%, 2/16/2029 (a)(n)(r)	Lending Club	2/13/2024	5,220	5,099	5,023
206650199.SRDLC, 9.49%, 2/9/2027 (a)(r)	Lending Club	2/13/2024	14,429	14,145	14,171
206650488.SRDLC, 13.99%, 2/26/2027 (a)(r)	Lending Club	2/28/2024	29,245	28,652	28,546
206652155.SRDLC, 13.49%, 2/1/2028 (a)(r)	Lending Club	2/13/2024	12,714	12,443	12,612
206653367.SRDLC, 31.89%, 2/12/2028 (a)(r)	Lending Club	2/14/2024	5,902	5,675	5,627
206658263.SRDLC, 12.99%, 2/12/2027 (a)(r)	Lending Club	2/14/2024	6,804	6,586	6,421
206660441.SRDLC, 22.74%, 2/12/2029 (a)(r)	Lending Club	2/14/2024	5,534	5,407	5,314
206660628.SRDLC, 8.24%, 2/20/2027 (a)(r)	Lending Club	2/14/2024	7,924	7,768	7,800
206661294.SRDLC, 10.49%, 2/14/2029 (a)(r)	Lending Club	2/16/2024	35,794	34,998	35,032
206662294.SRDLC, 24.99%, 2/14/2027 (a)(r)	Lending Club	2/16/2024	4,185	4,046	3,916
206662755.SRDLC, 31.49%, 2/22/2029 (a)(r)	Lending Club	2/26/2024	9,383	9,030	8,967
206666226.SRDLC, 31.49%, 2/19/2029 (a)(r)	Lending Club	2/14/2024	10,397	10,008	9,874
206666955.SRDLC, 7.99%, 2/12/2027 (a)(r)	Lending Club	2/14/2024	8,777	8,605	8,622
206669405.SRDLC, 7.99%, 2/12/2027 (a)(r)	Lending Club	2/14/2024	19,949	19,557	19,595
206672974.SRDLC, 28.49%, 2/12/2027 (a)(r)	Lending Club	2/14/2024	12,666	12,243	11,868
206674497.SRDLC, 15.74%, 2/26/2029 (a)(r)	Lending Club	2/14/2024	18,532	18,115	17,967

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

90	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
206675765.SRDLC, 23.49%, 2/12/2027 (a)(r)	Lending Club	2/14/2024	$8,338	$8,063	$7,797
206676121.SRDLC, 13.24%, 2/12/2028 (a)(r)	Lending Club	2/14/2024	15,618	15,282	15,509
206676987.SRDLC, 27.99%, 2/15/2028 (a)(n)(r)	Lending Club	2/14/2024	9,295	8,923	2,279
206678754.SRDLC, 7.24%, 2/12/2027 (a)(r)	Lending Club	2/14/2024	11,942	11,708	11,786
206679063.SRDLC, 12.24%, 2/1/2029 (a)(r)	Lending Club	2/14/2024	30,344	29,666	29,321
206679078.SRDLC, 10.74%, 2/13/2029 (a)(r)	Lending Club	2/15/2024	19,252	18,824	18,841
206679421.SRDLC, 20.99%, 2/15/2027 (a)(r)	Lending Club	2/20/2024	9,940	9,613	9,323
206684032.SRDLC, 14.24%, 2/20/2027 (a)(r)	Lending Club	2/22/2024	12,194	11,948	11,819
206686752.SRDLC, 21.49%, 2/20/2027 (a)(r)	Lending Club	2/22/2024	2,488	2,406	2,336
206687497.SRDLC, 8.57%, 2/13/2029 (a)(r)	Lending Club	2/15/2024	16,154	15,797	15,808
206692333.SRDLC, 15.00%, 9/9/2028 (a)(n)(r)	Lending Club	2/22/2024	14,240	13,699	13,839
206693787.SRDLC, 28.49%, 2/13/2028 (a)(r)	Lending Club	2/15/2024	4,505	4,343	4,321
206701696.SRDLC, 26.49%, 2/13/2027 (a)(r)	Lending Club	2/15/2024	11,763	11,372	10,995
206702193.SRDLC, 30.99%, 2/21/2027 (a)(r)	Lending Club	2/23/2024	16,991	16,415	15,999
206702234.SRDLC, 19.49%, 2/15/2026 (a)(r)	Lending Club	2/20/2024	7,089	6,888	6,805
206704769.SRDLC, 29.99%, 2/20/2028 (a)(r)	Lending Club	2/15/2024	3,188	3,073	3,048
206706801.SRDLC, 27.49%, 2/19/2026 (a)(r)	Lending Club	2/16/2024	5,814	5,648	5,575
206707395.SRDLC, 21.49%, 2/14/2027 (a)(r)	Lending Club	2/16/2024	20,737	20,056	19,469
206714632.SRDLC, 27.99%, 2/13/2028 (a)(r)	Lending Club	2/15/2024	22,498	21,692	21,588
206715657.SRDLC, 30.99%, 6/13/2027 (a)(n)(r)	Lending Club	2/15/2024	17,399	16,705	16,134
206716141.SRDLC, 12.99%, 2/15/2026 (a)(r)	Lending Club	2/20/2024	4,170	4,099	4,115
206722872.SRDLC, 12.00%, 2/20/2029 (a)(r)	Lending Club	2/22/2024	29,652	28,988	28,992
206726735.SRDLC, 23.99%, 2/14/2027 (a)(r)	Lending Club	2/16/2024	3,499	3,383	3,275
206730152.SRDLC, 24.99%, 2/14/2026 (a)(r)	Lending Club	2/16/2024	3,964	3,853	3,815
206734020.SRDLC, 14.24%, 2/15/2029 (a)(r)	Lending Club	2/20/2024	9,942	9,719	9,625
206737793.SRDLC, 9.38%, 2/20/2027 (a)(r)	Lending Club	2/22/2024	16,027	15,708	15,703
206738286.SRDLC, 11.24%, 2/16/2028 (a)(r)	Lending Club	2/21/2024	22,433	21,951	22,291
206745021.SRDLC, 28.49%, 2/16/2027 (a)(r)	Lending Club	2/21/2024	12,666	12,241	11,913
206749512.SRDLC, 28.49%, 2/16/2028 (a)(r)	Lending Club	2/21/2024	7,207	6,948	6,942
206751332.SRDLC, 12.24%, 2/15/2029 (a)(r)	Lending Club	2/20/2024	10,789	10,548	10,441
206753184.SRDLC, 22.99%, 2/29/2028 (a)(r)	Lending Club	2/21/2024	7,205	7,047	7,085
206754380.SRDLC, 29.89%, 3/6/2028 (a)(r)	Lending Club	3/08/2024	6,417	6,184	6,089
206754897.SRDLC, 21.99%, 2/16/2027 (a)(r)	Lending Club	2/21/2024	1,661	1,606	1,558
206757153.SRDLC, 13.99%, 2/16/2027 (a)(r)	Lending Club	2/21/2024	16,247	15,920	15,835
206757734.SRDLC, 23.49%, 2/16/2027 (a)(r)	Lending Club	2/22/2024	12,465	12,051	11,681
206760970.SRDLC, 11.24%, 2/20/2028 (a)(r)	Lending Club	2/22/2024	11,216	10,976	11,149
206761445.SRDLC, 15.49%, 2/20/2027 (a)(r)	Lending Club	2/22/2024	2,855	2,798	2,767
206763318.SRDLC, 21.49%, 2/26/2027 (a)(r)	Lending Club	2/28/2024	7,465	7,217	7,027
206763993.SRDLC, 14.99%, 2/20/2027 (a)(r)	Lending Club	2/22/2024	12,954	12,534	12,244
206764336.SRDLC, 8.24%, 2/20/2027 (a)(r)	Lending Club	2/22/2024	27,890	27,337	27,415
206764960.SRDLC, 16.24%, 2/20/2029 (a)(r)	Lending Club	2/22/2024	25,437	24,860	24,517
206765996.SRDLC, 32.39%, 2/20/2029 (a)(r)	Lending Club	2/22/2024	4,698	4,521	4,474
206768276.SRDLC, 17.64%, 2/27/2028 (a)(r)	Lending Club	2/22/2024	8,761	8,569	8,661
206768428.SRDLC, 10.49%, 2/27/2028 (a)(r)	Lending Club	2/22/2024	20,715	20,271	20,592
206769267.SRDLC, 10.99%, 2/20/2029 (a)(r)	Lending Club	2/22/2024	31,363	30,662	30,716
206771140.SRDLC, 26.49%, 2/20/2029 (a)(r)	Lending Club	2/22/2024	5,935	5,714	5,577
206772476.SRDLC, 32.39%, 2/20/2029 (a)(r)	Lending Club	2/22/2024	8,270	7,959	7,877
206773334.SRDLC, 21.99%, 2/20/2028 (a)(r)	Lending Club	2/22/2024	11,539	11,130	11,101
206776480.SRDLC, 25.99%, 2/16/2028 (a)(r)	Lending Club	2/28/2024	3,551	3,423	3,432
206783222.SRDLC, 32.39%, 2/20/2029 (a)(n)(r)	Lending Club	2/22/2024	10,181	9,773	1,040
206787116.SRDLC, 13.24%, 2/20/2027 (a)(r)	Lending Club	2/22/2024	7,619	7,466	7,449
206791550.SRDLC, 21.99%, 2/20/2026 (a)(n)(r)	Lending Club	2/22/2024	2,504	2,427	2,415

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	91

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
206795238.SRDLC, 24.49%, 2/20/2029 (a)(r)	Lending Club	2/22/2024	$12,136	$11,687	$11,417
206795411.SRDLC, 17.24%, 2/20/2029 (a)(r)	Lending Club	2/22/2024	27,753	27,123	26,878
206795884.SRDLC, 20.99%, 2/28/2029 (a)(r)	Lending Club	3/01/2024	17,915	17,255	17,036
206799568.SRDLC, 14.99%, 2/20/2027 (a)(r)	Lending Club	2/22/2024	8,147	7,883	7,701
206799674.SRDLC, 25.99%, 2/28/2028 (a)(r)	Lending Club	2/22/2024	9,016	8,693	8,748
206800288.SRDLC, 21.49%, 2/15/2027 (a)(r)	Lending Club	2/23/2024	11,555	11,173	10,846
206800302.SRDLC, 25.99%, 2/20/2027 (a)(r)	Lending Club	2/22/2024	2,937	2,838	2,755
206800576.SRDLC, 7.00%, 2/20/2027 (a)(r)	Lending Club	2/22/2024	14,319	14,037	14,139
206802964.SRDLC, 17.69%, 2/20/2028 (a)(r)	Lending Club	2/22/2024	7,464	7,300	7,377
206803063.SRDLC, 8.24%, 2/21/2027 (a)(r)	Lending Club	2/23/2024	19,165	18,785	18,841
206804597.SRDLC, 21.99%, 2/20/2026 (a)(r)	Lending Club	2/22/2024	5,081	4,938	4,895
206808216.SRDLC, 23.99%, 3/5/2027 (a)(r)	Lending Club	2/22/2024	6,044	5,844	5,645
206810695.SRDLC, 9.74%, 2/21/2027 (a)(r)	Lending Club	2/23/2024	10,385	10,176	10,208
206811279.SRDLC, 9.49%, 2/20/2028 (a)(r)	Lending Club	2/22/2024	17,169	16,802	17,040
206811341.SRDLC, 26.49%, 2/20/2029 (a)(r)	Lending Club	2/22/2024	18,590	17,898	17,476
206812968.SRDLC, 29.99%, 2/20/2028 (a)(r)	Lending Club	2/22/2024	9,038	8,712	8,711
206814439.SRDLC, 21.49%, 3/17/2026 (a)(n)(r)	Lending Club	3/19/2024	5,316	5,111	5,074
206815368.SRDLC, 26.49%, 2/22/2029 (a)(r)	Lending Club	2/22/2024	23,280	22,415	21,903
206816139.SRDLC, 25.49%, 2/20/2027 (a)(r)	Lending Club	2/22/2024	8,215	7,934	7,722
206817054.SRDLC, 10.74%, 2/22/2027 (a)(r)	Lending Club	2/26/2024	17,843	17,485	17,545
206818133.SRDLC, 10.74%, 2/28/2027 (a)(r)	Lending Club	2/29/2024	16,118	15,795	15,726
206818207.SRDLC, 23.99%, 3/5/2026 (a)(r)	Lending Club	2/23/2024	871	846	829
206819025.SRDLC, 21.99%, 2/26/2027 (a)(n)(r)	Lending Club	2/28/2024	6,279	6,028	1,069
206819391.SRDLC, 17.24%, 2/23/2029 (a)(r)	Lending Club	2/27/2024	6,557	6,408	6,358
206822930.SRDLC, 10.99%, 2/23/2029 (a)(r)	Lending Club	2/27/2024	13,441	13,140	13,171
206823414.SRDLC, 25.49%, 2/16/2027 (a)(r)	Lending Club	2/26/2024	5,332	5,154	5,007
206827601.SRDLC, 27.49%, 3/10/2027 (a)(r)	Lending Club	3/06/2024	10,422	10,067	9,746
206832395.SRDLC, 10.99%, 2/22/2026 (a)(r)	Lending Club	2/26/2024	3,453	3,359	3,337
206832615.SRDLC, 19.49%, 2/22/2026 (a)(r)	Lending Club	2/26/2024	5,688	5,527	5,472
206834470.SRDLC, 25.99%, 2/22/2026 (a)(r)	Lending Club	2/26/2024	2,166	2,103	2,102
206835180.SRDLC, 23.99%, 2/26/2028 (a)(r)	Lending Club	2/28/2024	5,791	5,584	5,635
206837166.SRDLC, 27.49%, 2/22/2029 (a)(r)	Lending Club	2/26/2024	6,659	6,410	6,380
206837462.SRDLC, 30.99%, 3/18/2028 (a)(r)	Lending Club	3/20/2024	13,779	13,272	13,187
206838735.SRDLC, 27.49%, 2/28/2026 (a)(r)	Lending Club	2/27/2024	10,979	10,666	10,382
206839150.SRDLC, 17.49%, 2/23/2026 (a)(r)	Lending Club	2/27/2024	1,998	1,942	1,939
206841786.SRDLC, 22.49%, 2/23/2027 (a)(r)	Lending Club	2/27/2024	4,158	4,020	3,910
206841881.SRDLC, 7.24%, 2/26/2027 (a)(r)	Lending Club	2/28/2024	5,567	5,457	5,504
206842362.SRDLC, 25.49%, 2/23/2028 (a)(n)(r)	Lending Club	2/27/2024	19,507	18,727	1,994
206843128.SRDLC, 30.99%, 2/23/2027 (a)(r)	Lending Club	2/27/2024	2,761	2,667	2,605
206843187.SRDLC, 15.49%, 2/26/2029 (a)(r)	Lending Club	2/28/2024	9,068	8,862	8,797
206845110.SRDLC, 30.99%, 2/26/2029 (a)(r)	Lending Club	2/28/2024	14,530	13,984	13,916
206851125.SRDLC, 9.74%, 2/22/2027 (a)(r)	Lending Club	2/26/2024	13,638	13,365	13,410
206851374.SRDLC, 14.99%, 2/28/2027 (a)(r)	Lending Club	2/29/2024	5,021	4,858	4,738
206856414.SRDLC, 9.76%, 2/26/2029 (a)(r)	Lending Club	2/28/2024	32,149	31,431	31,507
206857031.SRDLC, 12.38%, 2/23/2027 (a)(r)	Lending Club	2/27/2024	17,788	17,429	17,293
206858805.SRDLC, 29.99%, 2/28/2028 (a)(r)	Lending Club	3/01/2024	12,654	12,194	12,268
206859256.SRDLC, 30.49%, 2/26/2029 (a)(r)	Lending Club	2/28/2024	5,620	5,409	5,383
206860547.SRDLC, 30.99%, 2/28/2027 (a)(n)(r)	Lending Club	3/01/2024	4,736	4,546	484
206862143.SRDLC, 9.13%, 2/26/2027 (a)(r)	Lending Club	2/28/2024	19,217	18,833	18,901
206862452.SRDLC, 30.99%, 2/26/2028 (a)(r)	Lending Club	2/28/2024	4,076	3,928	3,944
206862550.SRDLC, 22.99%, 2/26/2029 (a)(r)	Lending Club	2/28/2024	36,910	36,058	35,727
206866112.SRDLC, 15.24%, 2/28/2029 (a)(r)	Lending Club	3/04/2024	13,593	13,284	13,201

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

92	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
206866684.SRDLC, 19.99%, 2/26/2027 (a)(r)	Lending Club	2/28/2024	$6,940	$6,706	$6,550
206867521.SRDLC, 26.99%, 3/23/2029 (a)(r)	Lending Club	3/20/2024	10,379	9,990	9,882
206869591.SRDLC, 21.49%, 3/20/2027 (a)(r)	Lending Club	3/11/2024	6,886	6,655	6,468
206869869.SRDLC, 15.24%, 2/23/2029 (a)(r)	Lending Club	2/27/2024	13,593	13,285	13,213
206870626.SRDLC, 12.99%, 2/23/2027 (a)(r)	Lending Club	2/27/2024	3,240	3,175	3,162
206872570.SRDLC, 27.49%, 2/26/2026 (a)(r)	Lending Club	2/28/2024	3,622	3,517	3,510
206878452.SRDLC, 26.49%, 3/12/2029 (a)(r)	Lending Club	3/14/2024	14,085	13,557	13,175
206879472.SRDLC, 10.49%, 2/26/2027 (a)(r)	Lending Club	2/28/2024	12,060	11,818	11,774
206880786.SRDLC, 23.49%, 2/26/2027 (a)(r)	Lending Club	2/28/2024	7,087	6,851	6,676
206882488.SRDLC, 10.24%, 2/28/2027 (a)(r)	Lending Club	3/01/2024	15,667	15,352	15,299
206883174.SRDLC, 32.39%, 2/26/2029 (a)(r)	Lending Club	2/28/2024	14,097	13,566	13,489
206883946.SRDLC, 28.49%, 2/27/2027 (a)(r)	Lending Club	2/29/2024	16,302	15,746	15,430
206884370.SRDLC, 30.99%, 2/26/2028 (a)(r)	Lending Club	2/28/2024	9,727	9,374	9,400
206884712.SRDLC, 19.99%, 2/11/2027 (a)(n)(r)	Lending Club	2/28/2024	4,411	4,266	4,133
206887772.SRDLC, 28.99%, 2/26/2028 (a)(n)(r)	Lending Club	2/28/2024	6,497	6,238	1,660
206888755.SRDLC, 19.99%, 2/26/2027 (a)(r)	Lending Club	2/28/2024	8,261	7,988	7,779
206890382.SRDLC, 23.99%, 2/26/2028 (a)(n)(r)	Lending Club	2/28/2024	9,471	9,132	9,185
206891791.SRDLC, 12.37%, 2/26/2027 (a)(r)	Lending Club	2/28/2024	12,128	11,883	11,870
206893673.SRDLC, 23.99%, 3/4/2028 (a)(n)(r)	Lending Club	3/06/2024	7,160	6,903	6,850
206895588.SRDLC, 32.39%, 3/5/2029 (a)(r)	Lending Club	3/07/2024	14,220	13,683	13,335
206895753.SRDLC, 14.99%, 2/28/2027 (a)(r)	Lending Club	3/01/2024	12,220	11,821	11,575
206897990.SRDLC, 32.39%, 2/26/2029 (a)(r)	Lending Club	2/28/2024	14,097	13,566	13,489
206900700.SRDLC, 23.49%, 2/26/2027 (a)(n)(r)	Lending Club	2/28/2024	5,991	5,758	5,641
206903125.SRDLC, 31.89%, 2/26/2028 (a)(r)	Lending Club	2/28/2024	3,349	3,228	3,240
206903413.SRDLC, 10.49%, 2/26/2028 (a)(r)	Lending Club	2/28/2024	3,591	3,514	3,565
206904658.SRDLC, 25.49%, 2/26/2027 (a)(r)	Lending Club	2/28/2024	12,991	12,555	12,228
206906819.SRDLC, 31.89%, 2/26/2028 (a)(r)	Lending Club	2/28/2024	4,533	4,369	4,385
206908138.SRDLC, 28.99%, 2/28/2026 (a)(r)	Lending Club	2/28/2024	875	850	845
206916117.SRDLC, 10.49%, 2/26/2028 (a)(r)	Lending Club	2/28/2024	20,691	20,247	20,543
206917295.SRDLC, 15.24%, 2/26/2029 (a)(r)	Lending Club	2/28/2024	8,156	7,971	7,981
206917551.SRDLC, 14.99%, 2/27/2027 (a)(r)	Lending Club	2/29/2024	7,873	7,615	7,464
206923791.SRDLC, 23.49%, 3/5/2027 (a)(r)	Lending Club	3/07/2024	8,560	8,272	7,972
206926761.SRDLC, 15.49%, 3/1/2029 (a)(r)	Lending Club	2/29/2024	18,414	17,965	17,834
206930451.SRDLC, 27.49%, 2/28/2027 (a)(r)	Lending Club	3/01/2024	1,683	1,626	1,593
206934152.SRDLC, 23.99%, 3/14/2027 (a)(r)	Lending Club	3/18/2024	10,284	9,934	9,626
206935154.SRDLC, 17.49%, 2/28/2028 (a)(r)	Lending Club	3/01/2024	14,393	13,886	13,548
206935710.SRDLC, 22.49%, 3/25/2027 (a)(r)	Lending Club	3/20/2024	5,583	5,394	5,259
206937677.SRDLC, 21.49%, 3/4/2027 (a)(r)	Lending Club	3/06/2024	10,225	9,883	9,543
206939430.SRDLC, 7.83%, 2/27/2028 (a)(r)	Lending Club	2/29/2024	30,752	30,095	30,531
206942611.SRDLC, 31.89%, 3/4/2028 (a)(r)	Lending Club	3/06/2024	9,201	8,865	8,707
206943401.SRDLC, 19.49%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	12,722	12,293	11,949
206944802.SRDLC, 32.39%, 3/11/2029 (a)(r)	Lending Club	3/06/2024	6,680	6,428	6,280
206945566.SRDLC, 24.99%, 3/4/2027 (a)(r)	Lending Club	3/06/2024	2,577	2,490	2,397
206952771.SRDLC, 10.25%, 2/28/2027 (a)(r)	Lending Club	3/01/2024	4,821	4,724	4,708
206954209.SRDLC, 23.99%, 2/25/2028 (a)(r)	Lending Club	3/06/2024	15,132	14,589	14,648
206957919.SRDLC, 29.99%, 3/12/2028 (a)(r)	Lending Club	3/14/2024	10,086	9,718	9,613
206966762.SRDLC, 32.39%, 3/4/2029 (a)(n)(r)	Lending Club	3/06/2024	8,820	8,513	8,240
206968435.SRDLC, 32.39%, 3/4/2029 (a)(n)(r)	Lending Club	3/06/2024	14,614	14,029	1,494
206970223.SRDLC, 28.99%, 3/4/2026 (a)(r)	Lending Club	3/06/2024	1,530	1,484	1,456
206970231.SRDLC, 28.49%, 3/24/2027 (a)(r)	Lending Club	3/19/2024	10,487	10,127	9,862
206970932.SRDLC, 11.99%, 2/28/2029 (a)(r)	Lending Club	3/04/2024	18,689	18,268	18,133
206971632.SRDLC, 25.49%, 3/23/2026 (a)(r)	Lending Club	3/06/2024	3,863	3,749	3,714

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	93

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
206972080.SRDLC, 25.99%, 3/14/2028 (a)(n)(r)	Lending Club	3/06/2024	$13,862	$13,309	$7,968
206972271.SRDLC, 27.49%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	5,182	5,004	4,868
206972436.SRDLC, 32.39%, 3/19/2029 (a)(r)	Lending Club	3/06/2024	4,813	4,636	4,550
206979916.SRDLC, 24.99%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	21,473	20,739	20,120
206983954.SRDLC, 12.99%, 3/5/2026 (a)(n)(r)	Lending Club	3/07/2024	6,261	6,084	6,031
206985352.SRDLC, 21.49%, 3/15/2027 (a)(r)	Lending Club	3/11/2024	2,057	1,988	1,930
206985529.SRDLC, 8.24%, 2/28/2027 (a)(r)	Lending Club	3/04/2024	27,950	27,390	27,499
206986371.SRDLC, 28.49%, 3/15/2027 (a)(r)	Lending Club	3/19/2024	12,983	12,536	12,177
206995219.SRDLC, 28.99%, 3/5/2026 (a)(r)	Lending Club	3/07/2024	10,325	10,020	9,835
207000395.SRDLC, 21.49%, 3/6/2027 (a)(r)	Lending Club	3/08/2024	10,225	9,882	9,551
207003022.SRDLC, 13.99%, 3/15/2027 (a)(r)	Lending Club	3/18/2024	10,830	10,471	10,238
207003453.SRDLC, 27.99%, 3/16/2028 (a)(r)	Lending Club	3/08/2024	9,639	9,291	9,140
207009130.SRDLC, 27.49%, 3/6/2027 (a)(r)	Lending Club	3/08/2024	6,046	5,840	5,636
207010768.SRDLC, 30.99%, 2/25/2027 (a)(r)	Lending Club	3/08/2024	4,207	4,063	3,967
207015979.SRDLC, 30.99%, 3/6/2027 (a)(n)(r)	Lending Club	3/08/2024	5,125	4,949	4,766
207018904.SRDLC, 32.39%, 3/13/2029 (a)(r)	Lending Club	3/15/2024	12,324	11,858	11,626
207032620.SRDLC, 24.99%, 3/8/2027 (a)(r)	Lending Club	3/12/2024	12,884	12,447	12,017
207038216.SRDLC, 27.49%, 3/6/2027 (a)(r)	Lending Club	3/08/2024	16,841	16,268	15,699
207039650.SRDLC, 25.49%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	8,599	8,305	8,056
207054307.SRDLC, 27.49%, 3/15/2026 (a)(r)	Lending Club	3/13/2024	6,509	6,312	6,203
207054733.SRDLC, 19.99%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	12,737	12,307	11,961
207061665.SRDLC, 30.99%, 3/1/2027 (a)(r)	Lending Club	3/11/2024	2,784	2,672	2,636
207066328.SRDLC, 30.99%, 3/8/2028 (a)(r)	Lending Club	3/12/2024	5,512	5,310	5,241
207071411.SRDLC, 19.99%, 3/7/2027 (a)(r)	Lending Club	3/11/2024	4,246	4,103	3,971
207079145.SRDLC, 28.49%, 3/7/2029 (a)(r)	Lending Club	3/11/2024	17,901	17,229	16,875
207080362.SRDLC, 15.99%, 3/15/2027 (a)(r)	Lending Club	3/19/2024	21,024	20,323	19,861
207085467.SRDLC, 25.49%, 3/16/2027 (a)(r)	Lending Club	3/12/2024	9,524	9,200	8,934
207086715.SRDLC, 18.99%, 3/18/2026 (a)(r)	Lending Club	3/20/2024	5,223	5,069	5,012
207097003.SRDLC, 13.24%, 3/7/2029 (a)(r)	Lending Club	3/11/2024	7,612	7,439	7,546
207099422.SRDLC, 27.49%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	4,318	4,170	4,056
207099476.SRDLC, 30.99%, 3/11/2029 (a)(r)	Lending Club	3/13/2024	19,393	18,661	18,283
207101200.SRDLC, 32.39%, 3/16/2029 (a)(r)	Lending Club	3/13/2024	14,300	13,759	13,455
207112547.SRDLC, 23.49%, 3/11/2029 (a)(n)(r)	Lending Club	3/13/2024	23,598	22,656	22,154
207112757.SRDLC, 27.49%, 3/15/2027 (a)(n)(r)	Lending Club	3/14/2024	6,609	6,345	292
207114179.SRDLC, 29.39%, 3/18/2027 (a)(n)(r)	Lending Club	3/20/2024	7,094	6,810	949
207115908.SRDLC, 23.49%, 4/1/2029 (a)(r)	Lending Club	3/20/2024	18,844	18,143	17,517
207124193.SRDLC, 15.24%, 3/15/2028 (a)(r)	Lending Club	3/19/2024	14,225	13,911	14,103
207125640.SRDLC, 29.99%, 3/15/2028 (a)(n)(r)	Lending Club	3/15/2024	4,953	4,755	506
207132650.SRDLC, 16.49%, 3/11/2029 (a)(r)	Lending Club	3/13/2024	12,893	12,598	12,775
207135412.SRDLC, 16.74%, 3/19/2029 (a)(r)	Lending Club	3/15/2024	36,964	36,117	36,483
207135445.SRDLC, 14.99%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	1,670	1,615	1,638
207137665.SRDLC, 32.39%, 3/15/2029 (a)(r)	Lending Club	3/13/2024	9,142	8,796	8,600
207138091.SRDLC, 30.99%, 4/1/2028 (a)(n)(r)	Lending Club	4/03/2024	3,113	2,990	1,882
207140260.SRDLC, 23.49%, 3/11/2027 (a)(r)	Lending Club	3/13/2024	17,977	17,368	16,793
207142341.SRDLC, 13.99%, 3/11/2026 (a)(r)	Lending Club	3/13/2024	4,419	4,292	4,247
207146346.SRDLC, 32.39%, 3/16/2029 (a)(r)	Lending Club	3/13/2024	4,766	4,586	4,485
207148926.SRDLC, 14.24%, 3/13/2027 (a)(r)	Lending Club	3/15/2024	33,492	32,800	32,947
207150779.SRDLC, 28.49%, 3/11/2029 (a)(r)	Lending Club	3/13/2024	8,951	8,614	8,453
207158731.SRDLC, 28.99%, 3/11/2029 (a)(r)	Lending Club	3/13/2024	9,430	9,075	8,902
207160618.SRDLC, 10.49%, 3/15/2027 (a)(r)	Lending Club	3/21/2024	32,294	31,631	32,055
207160749.SRDLC, 25.49%, 3/20/2027 (a)(n)(r)	Lending Club	3/19/2024	5,435	5,218	1,296
207165113.SRDLC, 16.24%, 3/13/2028 (a)(n)(r)	Lending Club	3/15/2024	9,262	9,031	1,823

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

94	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
207169074.SRDLC, 18.99%, 3/11/2027 (a)(r)	Lending Club	3/20/2024	$4,215	$4,073	$3,956
207169379.SRDLC, 32.39%, 3/17/2029 (a)(r)	Lending Club	3/18/2024	14,268	13,728	13,467
207170097.SRDLC, 15.99%, 3/20/2027 (a)(r)	Lending Club	3/20/2024	15,155	14,648	14,371
207171643.SRDLC, 30.49%, 3/13/2029 (a)(r)	Lending Club	3/15/2024	16,542	15,917	15,625
207175512.SRDLC, 28.49%, 2/28/2027 (a)(r)	Lending Club	3/15/2024	3,332	3,219	3,113
207175929.SRDLC, 24.99%, 3/28/2027 (a)(r)	Lending Club	3/20/2024	17,060	16,473	16,071
207176349.SRDLC, 23.99%, 3/13/2026 (a)(r)	Lending Club	3/15/2024	756	733	727
207176648.SRDLC, 14.99%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	4,194	4,055	3,966
207177400.SRDLC, 24.99%, 3/15/2027 (a)(r)	Lending Club	3/15/2024	8,261	7,980	7,738
207177491.SRDLC, 28.49%, 3/13/2029 (a)(r)	Lending Club	3/15/2024	11,310	10,865	10,674
207179660.SRDLC, 30.99%, 3/18/2027 (a)(r)	Lending Club	3/18/2024	8,739	8,437	8,211
207179986.SRDLC, 30.99%, 3/18/2028 (a)(r)	Lending Club	3/20/2024	13,779	13,273	13,187
207180074.SRDLC, 15.99%, 3/1/2027 (a)(r)	Lending Club	3/19/2024	20,856	20,159	19,673
207180107.SRDLC, 27.49%, 4/1/2027 (a)(r)	Lending Club	3/20/2024	22,390	21,620	20,729
207180876.SRDLC, 14.99%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	20,972	20,273	19,829
207181343.SRDLC, 28.49%, 3/18/2029 (a)(r)	Lending Club	3/20/2024	6,784	6,528	6,441
207182667.SRDLC, 25.99%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	5,165	4,988	4,838
207183671.SRDLC, 28.99%, 3/18/2029 (a)(r)	Lending Club	3/20/2024	6,506	6,261	6,175
207184380.SRDLC, 21.49%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	11,503	11,114	10,797
207184669.SRDLC, 21.49%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	7,669	7,409	7,198
207185311.SRDLC, 13.74%, 3/12/2027 (a)(r)	Lending Club	3/14/2024	5,530	5,416	5,446
207185942.SRDLC, 18.99%, 3/14/2029 (a)(r)	Lending Club	3/18/2024	27,773	27,133	27,156
207186771.SRDLC, 25.49%, 3/18/2027 (a)(n)(r)	Lending Club	3/20/2024	11,896	11,489	11,132
207187282.SRDLC, 23.49%, 3/18/2027 (a)(n)(r)	Lending Club	3/20/2024	8,992	8,632	2,138
207188259.SRDLC, 32.39%, 3/18/2029 (a)(n)(r)	Lending Club	3/20/2024	13,806	13,254	1,411
207189445.SRDLC, 28.49%, 3/18/2029 (a)(r)	Lending Club	3/20/2024	6,498	6,254	6,170
207191972.SRDLC, 30.99%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	6,787	6,551	6,367
207192647.SRDLC, 22.49%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	12,811	12,376	12,020
207192864.SRDLC, 18.99%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	1,694	1,637	1,592
207203419.SRDLC, 30.99%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	3,480	3,360	3,265
207204473.SRDLC, 27.49%, 3/18/2029 (a)(r)	Lending Club	3/20/2024	23,515	22,631	22,341
207204843.SRDLC, 32.39%, 3/27/2029 (a)(r)	Lending Club	3/20/2024	11,483	11,057	10,920
207204933.SRDLC, 30.99%, 3/27/2028 (a)(r)	Lending Club	3/20/2024	13,893	13,384	13,342
207206158.SRDLC, 8.99%, 3/13/2027 (a)(r)	Lending Club	3/15/2024	14,868	14,565	14,754
207206340.SRDLC, 11.12%, 3/25/2027 (a)(r)	Lending Club	3/15/2024	9,681	9,482	9,607
207207913.SRDLC, 21.49%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	6,646	6,421	6,238
207208535.SRDLC, 26.49%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	2,997	2,894	2,806
207210284.SRDLC, 32.39%, 3/18/2029 (a)(r)	Lending Club	3/20/2024	23,701	22,802	22,445
207213262.SRDLC, 14.99%, 3/13/2027 (a)(r)	Lending Club	3/15/2024	12,583	12,323	12,376
207214307.SRDLC, 32.39%, 3/18/2029 (a)(n)(r)	Lending Club	3/20/2024	15,447	14,829	2,654
207215838.SRDLC, 27.49%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	10,505	10,145	9,907
207217425.SRDLC, 28.99%, 3/18/2026 (a)(r)	Lending Club	3/20/2024	3,824	3,709	3,669
207217634.SRDLC, 23.49%, 3/19/2027 (a)(r)	Lending Club	3/20/2024	3,427	3,310	3,220
207219726.SRDLC, 21.49%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	4,261	4,117	4,011
207221012.SRDLC, 23.49%, 3/23/2027 (a)(r)	Lending Club	3/20/2024	7,301	7,053	6,875
207222163.SRDLC, 24.99%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	7,730	7,466	7,243
207222679.SRDLC, 23.49%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	17,121	16,538	16,051
207222770.SRDLC, 22.49%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	8,541	8,251	8,013
207223247.SRDLC, 25.99%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	10,330	9,975	9,676
207224170.SRDLC, 15.00%, 9/18/2027 (a)(n)(r)	Lending Club	3/20/2024	7,715	7,437	7,149
207224646.SRDLC, 16.74%, 3/14/2026 (a)(r)	Lending Club	3/18/2024	14,836	14,567	14,721
207226606.SRDLC, 30.99%, 3/18/2029 (a)(r)	Lending Club	3/20/2024	23,650	22,755	22,417

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	95

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
207226785.SRDLC, 30.99%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	$4,350	$4,200	$4,081
207228981.SRDLC, 32.39%, 3/18/2029 (a)(r)	Lending Club	3/20/2024	8,058	7,753	7,631
207230361.SRDLC, 23.49%, 3/24/2027 (a)(r)	Lending Club	3/20/2024	7,723	7,461	7,275
207230763.SRDLC, 14.99%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	3,880	3,750	3,668
207234257.SRDLC, 16.49%, 3/14/2029 (a)(r)	Lending Club	3/18/2024	6,397	6,247	6,350
207235359.SRDLC, 26.99%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	4,314	4,165	4,053
207236121.SRDLC, 23.49%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	4,708	4,548	4,414
207236531.SRDLC, 29.39%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	3,815	3,683	3,581
207239721.SRDLC, 26.99%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	2,588	2,499	2,432
207241126.SRDLC, 30.99%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	2,608	2,518	2,447
207241657.SRDLC, 27.49%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	6,047	5,838	5,685
207246435.SRDLC, 9.24%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	13,969	13,683	13,869
207255490.SRDLC, 7.99%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	18,783	18,400	18,732
207257867.SRDLC, 10.74%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	1,328	1,300	1,318
207268640.SRDLC, 13.25%, 4/15/2029 (a)(r)	Lending Club	4/15/2024	12,999	12,700	12,889
207268676.SRDLC, 10.49%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	24,878	24,367	24,696
207292980.SRDLC, 12.24%, 3/22/2027 (a)(r)	Lending Club	3/26/2024	10,771	10,547	10,621
207295338.SRDLC, 32.39%, 4/15/2029 (a)(r)	Lending Club	4/04/2024	11,473	11,036	10,723
207299205.SRDLC, 14.99%, 4/9/2027 (a)(r)	Lending Club	4/11/2024	14,668	14,169	13,826
207307173.SRDLC, 27.49%, 4/15/2027 (a)(r)	Lending Club	4/12/2024	13,321	12,855	12,440
207321373.SRDLC, 13.62%, 7/20/2027 (a)(n)(r)	Lending Club	3/22/2024	18,554	18,090	2,096
207326146.SRDLC, 12.24%, 3/27/2029 (a)(r)	Lending Club	3/22/2024	21,359	20,873	21,308
207345337.SRDLC, 14.24%, 4/22/2026 (a)(r)	Lending Club	4/24/2024	3,724	3,653	3,702
207351023.SRDLC, 10.74%, 4/4/2027 (a)(r)	Lending Club	4/08/2024	5,116	5,009	5,087
207355424.SRDLC, 9.24%, 3/21/2027 (a)(r)	Lending Club	3/25/2024	9,919	9,715	9,853
207359134.SRDLC, 25.49%, 3/21/2029 (a)(r)	Lending Club	3/25/2024	23,433	22,884	22,922
207369529.SRDLC, 18.49%, 4/16/2028 (a)(r)	Lending Club	4/16/2024	13,698	13,202	12,855
207371590.SRDLC, 8.24%, 3/22/2027 (a)(r)	Lending Club	3/26/2024	12,227	11,976	12,199
207392814.SRDLC, 32.39%, 4/25/2029 (a)(r)	Lending Club	4/17/2024	11,302	10,880	10,641
207395613.SRDLC, 16.24%, 3/28/2027 (a)(r)	Lending Club	4/01/2024	6,732	6,590	6,611
207398110.SRDLC, 14.95%, 3/14/2028 (a)(r)	Lending Club	3/27/2024	17,678	17,286	17,749
207400295.SRDLC, 23.49%, 4/1/2027 (a)(r)	Lending Club	4/03/2024	2,169	2,094	2,007
207411843.SRDLC, 21.49%, 4/5/2026 (a)(r)	Lending Club	4/09/2024	1,183	1,146	1,123
207431911.SRDLC, 8.99%, 3/28/2027 (a)(r)	Lending Club	3/28/2024	4,959	4,857	4,938
207438976.SRDLC, 27.49%, 4/5/2027 (a)(r)	Lending Club	4/09/2024	4,422	4,268	4,101
207444404.SRDLC, 21.49%, 4/3/2026 (a)(r)	Lending Club	4/05/2024	14,980	14,525	14,207
207451472.SRDLC, 32.39%, 4/4/2029 (a)(r)	Lending Club	4/08/2024	14,341	13,794	13,315
207452833.SRDLC, 20.49%, 4/1/2027 (a)(r)	Lending Club	4/03/2024	8,726	8,428	8,106
207454646.SRDLC, 31.89%, 4/2/2028 (a)(r)	Lending Club	4/04/2024	10,163	9,787	9,502
207460535.SRDLC, 32.39%, 4/3/2029 (a)(r)	Lending Club	4/05/2024	9,564	9,195	8,856
207461718.SRDLC, 23.74%, 4/5/2029 (a)(r)	Lending Club	4/09/2024	37,772	36,886	36,569
207462446.SRDLC, 32.39%, 4/16/2029 (a)(r)	Lending Club	4/17/2024	5,264	5,063	4,918
207466353.SRDLC, 20.99%, 4/5/2029 (a)(r)	Lending Club	4/09/2024	23,502	22,624	22,009
207473074.SRDLC, 26.49%, 4/3/2027 (a)(r)	Lending Club	4/03/2024	8,834	8,522	8,190
207473817.SRDLC, 23.99%, 4/10/2026 (a)(r)	Lending Club	4/12/2024	2,695	2,612	2,570
207474306.SRDLC, 26.49%, 4/15/2027 (a)(r)	Lending Club	4/17/2024	1,324	1,278	1,233
207475754.SRDLC, 32.39%, 4/10/2029 (a)(r)	Lending Club	4/12/2024	8,605	8,276	8,016
207482053.SRDLC, 21.49%, 4/5/2026 (a)(r)	Lending Club	4/09/2024	3,469	3,363	3,289
207486299.SRDLC, 21.49%, 4/1/2026 (a)(r)	Lending Club	4/03/2024	11,073	10,738	10,514
207487765.SRDLC, 22.49%, 4/1/2028 (a)(r)	Lending Club	4/03/2024	18,361	17,695	17,383
207488823.SRDLC, 25.49%, 4/1/2027 (a)(r)	Lending Club	4/03/2024	3,525	3,403	3,259
207490408.SRDLC, 11.49%, 3/20/2027 (a)(r)	Lending Club	4/08/2024	33,069	32,375	32,687

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

96	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
207490555.SRDLC, 23.49%, 4/10/2027 (a)(r)	Lending Club	4/03/2024	$4,488	$4,333	$4,163
207493587.SRDLC, 30.99%, 4/1/2027 (a)(r)	Lending Club	4/03/2024	890	859	822
207504166.SRDLC, 19.49%, 4/15/2026 (a)(r)	Lending Club	4/04/2024	5,704	5,531	5,423
207506182.SRDLC, 23.49%, 4/3/2026 (a)(r)	Lending Club	4/05/2024	403	391	385
207508898.SRDLC, 15.24%, 4/2/2028 (a)(r)	Lending Club	4/04/2024	16,299	15,936	16,268
207513420.SRDLC, 17.49%, 4/4/2028 (a)(r)	Lending Club	4/04/2024	18,209	17,555	17,017
207513722.SRDLC, 24.49%, 3/26/2029 (a)(r)	Lending Club	4/05/2024	11,163	10,744	10,467
207515918.SRDLC, 32.39%, 4/10/2029 (a)(r)	Lending Club	4/09/2024	7,689	7,397	7,143
207520044.SRDLC, 7.99%, 4/2/2027 (a)(r)	Lending Club	4/04/2024	23,785	23,293	23,765
207522441.SRDLC, 21.49%, 4/4/2026 (a)(r)	Lending Club	4/08/2024	6,307	6,114	5,985
207525423.SRDLC, 32.39%, 4/4/2029 (a)(r)	Lending Club	4/08/2024	4,780	4,598	4,438
207526774.SRDLC, 23.99%, 4/9/2026 (a)(r)	Lending Club	4/11/2024	4,754	4,608	4,532
207531475.SRDLC, 23.24%, 4/1/2029 (a)(r)	Lending Club	4/04/2024	12,728	12,430	12,320
207537736.SRDLC, 21.49%, 4/30/2026 (a)(r)	Lending Club	5/02/2024	2,523	2,443	2,412
207542120.SRDLC, 27.99%, 4/18/2028 (a)(r)	Lending Club	4/11/2024	7,476	7,202	7,025
207544906.SRDLC, 28.49%, 4/16/2028 (a)(r)	Lending Club	4/10/2024	8,929	8,602	8,425
207546369.SRDLC, 23.99%, 4/5/2026 (a)(r)	Lending Club	4/09/2024	19,816	19,204	18,868
207556646.SRDLC, 29.39%, 4/7/2027 (a)(r)	Lending Club	4/08/2024	9,793	9,451	9,091
207557225.SRDLC, 29.49%, 4/15/2027 (a)(r)	Lending Club	4/10/2024	3,576	3,450	3,327
207559433.SRDLC, 19.99%, 4/4/2027 (a)(r)	Lending Club	4/08/2024	6,974	6,735	6,490
207562572.SRDLC, 23.99%, 4/4/2028 (a)(r)	Lending Club	4/08/2024	7,088	6,829	6,718
207564294.SRDLC, 28.49%, 4/5/2027 (a)(n)(r)	Lending Club	4/09/2024	10,396	9,980	1,666
207565164.SRDLC, 27.49%, 4/4/2026 (a)(r)	Lending Club	4/08/2024	3,992	3,869	3,777
207566002.SRDLC, 14.99%, 4/10/2027 (a)(r)	Lending Club	4/12/2024	6,643	6,417	6,241
207576184.SRDLC, 21.99%, 4/5/2026 (a)(r)	Lending Club	4/09/2024	2,762	2,678	2,622
207576650.SRDLC, 29.89%, 4/17/2028 (a)(r)	Lending Club	4/10/2024	7,504	7,227	7,041
207580395.SRDLC, 21.49%, 4/8/2026 (a)(r)	Lending Club	4/10/2024	5,519	5,350	5,242
207581402.SRDLC, 27.99%, 4/8/2028 (a)(n)(r)	Lending Club	4/10/2024	6,792	6,522	4,099
207586483.SRDLC, 28.49%, 4/11/2029 (a)(r)	Lending Club	4/10/2024	15,257	14,679	14,234
207592478.SRDLC, 23.99%, 4/8/2027 (a)(r)	Lending Club	4/10/2024	9,541	9,211	8,885
207593904.SRDLC, 21.49%, 4/22/2027 (a)(r)	Lending Club	4/19/2024	13,159	12,702	12,364
207594132.SRDLC, 32.39%, 3/25/2029 (a)(r)	Lending Club	4/10/2024	5,606	5,392	5,333
207596115.SRDLC, 27.49%, 4/10/2027 (a)(r)	Lending Club	4/12/2024	4,865	4,694	4,522
207597961.SRDLC, 18.49%, 4/8/2027 (a)(r)	Lending Club	4/10/2024	4,345	4,197	4,077
207598039.SRDLC, 19.49%, 4/20/2027 (a)(r)	Lending Club	4/10/2024	5,703	5,507	5,356
207601108.SRDLC, 26.99%, 4/8/2027 (a)(r)	Lending Club	4/10/2024	1,767	1,706	1,641
207601979.SRDLC, 26.49%, 4/8/2028 (a)(r)	Lending Club	4/10/2024	10,538	10,152	9,994
207602179.SRDLC, 30.49%, 4/20/2029 (a)(r)	Lending Club	4/10/2024	16,455	15,846	15,332
207602725.SRDLC, 30.49%, 4/8/2029 (a)(r)	Lending Club	4/10/2024	7,534	7,248	7,014
207605863.SRDLC, 27.49%, 3/25/2027 (a)(r)	Lending Club	4/11/2024	8,955	8,643	8,411
207607756.SRDLC, 23.49%, 4/8/2027 (a)(r)	Lending Club	4/10/2024	16,591	16,016	15,403
207608253.SRDLC, 27.49%, 4/8/2026 (a)(r)	Lending Club	4/10/2024	5,988	5,802	5,674
207611503.SRDLC, 25.49%, 4/16/2027 (a)(r)	Lending Club	4/10/2024	3,104	2,996	2,899
207611533.SRDLC, 27.49%, 4/8/2026 (a)(r)	Lending Club	4/10/2024	3,194	3,094	3,026
207613225.SRDLC, 12.24%, 4/5/2029 (a)(r)	Lending Club	4/09/2024	9,251	9,039	9,238
207617133.SRDLC, 32.39%, 4/10/2029 (a)(r)	Lending Club	4/12/2024	13,365	12,892	12,450
207618630.SRDLC, 30.99%, 4/2/2027 (a)(r)	Lending Club	4/15/2024	5,288	5,101	4,910
207619524.SRDLC, 19.49%, 4/11/2027 (a)(r)	Lending Club	4/15/2024	5,225	5,045	4,876
207622387.SRDLC, 21.49%, 4/25/2026 (a)(r)	Lending Club	4/12/2024	2,026	1,963	1,936
207623639.SRDLC, 14.99%, 4/11/2027 (a)(r)	Lending Club	4/15/2024	17,255	16,667	16,219
207626764.SRDLC, 12.99%, 4/27/2026 (a)(r)	Lending Club	4/29/2024	10,068	9,756	9,648
207628434.SRDLC, 11.49%, 4/16/2028 (a)(r)	Lending Club	4/10/2024	13,518	13,218	13,614

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	97

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
207634856.SRDLC, 32.39%, 4/12/2029 (a)(r)	Lending Club	4/15/2024	$9,570	$9,204	$8,930
207637239.SRDLC, 28.49%, 4/12/2028 (a)(r)	Lending Club	4/16/2024	7,884	7,593	7,421
207645534.SRDLC, 15.00%, 8/22/2027 (a)(n)(r)	Lending Club	4/24/2024	2,413	2,320	2,297
207648756.SRDLC, 31.89%, 4/17/2028 (a)(n)(r)	Lending Club	4/16/2024	2,354	2,260	608
207659022.SRDLC, 26.49%, 4/22/2028 (a)(n)(r)	Lending Club	4/24/2024	13,284	12,763	12,642
207664379.SRDLC, 29.89%, 4/11/2028 (a)(r)	Lending Club	4/15/2024	5,577	5,371	5,261
207683802.SRDLC, 14.99%, 4/12/2027 (a)(r)	Lending Club	4/16/2024	5,608	5,417	5,273
207683985.SRDLC, 28.99%, 4/18/2026 (a)(r)	Lending Club	4/22/2024	5,606	5,428	5,342
207686565.SRDLC, 22.49%, 4/22/2028 (a)(r)	Lending Club	4/24/2024	5,049	4,864	4,815
207686904.SRDLC, 21.49%, 4/23/2026 (a)(r)	Lending Club	4/25/2024	3,942	3,818	3,760
207704649.SRDLC, 21.49%, 4/16/2026 (a)(r)	Lending Club	4/18/2024	8,169	7,916	7,778
207714040.SRDLC, 32.39%, 4/19/2029 (a)(n)(r)	Lending Club	4/23/2024	9,445	9,067	2,294
207716079.SRDLC, 30.99%, 5/5/2027 (a)(r)	Lending Club	5/01/2024	10,984	10,592	10,169
207717030.SRDLC, 12.99%, 4/12/2026 (a)(r)	Lending Club	4/16/2024	1,926	1,868	1,841
207722460.SRDLC, 23.99%, 4/23/2028 (a)(r)	Lending Club	4/25/2024	22,092	21,279	21,148
207724482.SRDLC, 21.99%, 4/16/2026 (a)(r)	Lending Club	4/18/2024	7,577	7,340	7,212
207726770.SRDLC, 25.99%, 4/12/2028 (a)(r)	Lending Club	4/16/2024	13,891	13,380	13,215
207727396.SRDLC, 21.49%, 4/15/2026 (a)(r)	Lending Club	4/17/2024	4,321	4,187	4,112
207729829.SRDLC, 11.49%, 4/30/2027 (a)(r)	Lending Club	5/02/2024	6,379	6,224	6,376
207739061.SRDLC, 32.39%, 4/10/2029 (a)(r)	Lending Club	4/17/2024	6,656	6,401	6,219
207740932.SRDLC, 28.99%, 4/22/2026 (a)(r)	Lending Club	4/24/2024	6,247	6,048	5,961
207742153.SRDLC, 25.49%, 4/9/2026 (a)(n)(r)	Lending Club	4/25/2024	3,930	3,806	3,745
207743999.SRDLC, 21.49%, 4/16/2027 (a)(r)	Lending Club	4/18/2024	10,498	10,095	9,842
207745673.SRDLC, 19.49%, 4/30/2027 (a)(r)	Lending Club	4/17/2024	5,147	4,971	4,836
207747299.SRDLC, 21.49%, 4/12/2026 (a)(r)	Lending Club	4/16/2024	1,577	1,528	1,500
207751602.SRDLC, 26.49%, 4/15/2029 (a)(r)	Lending Club	4/17/2024	18,112	17,427	16,847
207752990.SRDLC, 26.99%, 4/15/2029 (a)(r)	Lending Club	4/17/2024	13,045	12,551	12,217
207753283.SRDLC, 30.99%, 4/15/2027 (a)(r)	Lending Club	4/17/2024	2,671	2,577	2,492
207754058.SRDLC, 23.99%, 4/26/2026 (a)(r)	Lending Club	4/22/2024	2,553	2,473	2,444
207755005.SRDLC, 21.99%, 4/15/2026 (a)(r)	Lending Club	4/17/2024	789	765	751
207756401.SRDLC, 21.99%, 4/15/2028 (a)(n)(r)	Lending Club	4/17/2024	2,282	2,198	2,171
207756636.SRDLC, 28.99%, 3/31/2029 (a)(r)	Lending Club	4/17/2024	4,655	4,479	4,359
207757122.SRDLC, 24.99%, 4/15/2027 (a)(r)	Lending Club	4/17/2024	4,402	4,248	4,099
207763271.SRDLC, 32.39%, 4/15/2029 (a)(r)	Lending Club	4/17/2024	9,943	9,563	9,298
207764031.SRDLC, 30.99%, 4/19/2027 (a)(r)	Lending Club	4/17/2024	5,885	5,677	5,504
207766989.SRDLC, 25.99%, 4/15/2028 (a)(r)	Lending Club	4/17/2024	22,168	21,352	21,110
207769625.SRDLC, 31.89%, 4/16/2028 (a)(r)	Lending Club	4/25/2024	3,701	3,563	3,512
207771683.SRDLC, 26.49%, 4/15/2026 (a)(r)	Lending Club	4/17/2024	3,984	3,859	3,805
207774063.SRDLC, 17.99%, 4/26/2026 (a)(r)	Lending Club	4/30/2024	3,520	3,410	3,371
207776688.SRDLC, 15.00%, 10/15/2029 (a)(n)(r)	Lending Club	4/17/2024	23,195	22,283	19,716
207779178.SRDLC, 21.99%, 4/16/2028 (a)(r)	Lending Club	4/18/2024	3,713	3,575	3,539
207790546.SRDLC, 26.49%, 4/16/2029 (a)(r)	Lending Club	4/18/2024	9,009	8,668	8,384
207794060.SRDLC, 29.49%, 4/30/2028 (a)(r)	Lending Club	4/18/2024	9,042	8,692	8,502
207799221.SRDLC, 27.49%, 4/19/2027 (a)(r)	Lending Club	4/23/2024	8,845	8,533	8,275
207800233.SRDLC, 25.49%, 4/25/2027 (a)(r)	Lending Club	4/18/2024	5,768	5,567	5,412
207803705.SRDLC, 19.49%, 4/22/2029 (a)(r)	Lending Club	4/19/2024	12,910	12,609	12,778
207805589.SRDLC, 26.99%, 4/22/2027 (a)(r)	Lending Club	4/24/2024	8,837	8,525	8,276
207807405.SRDLC, 17.99%, 4/18/2026 (a)(r)	Lending Club	4/22/2024	2,347	2,275	2,245
207807774.SRDLC, 32.39%, 4/17/2029 (a)(r)	Lending Club	4/19/2024	13,385	12,873	12,536
207811264.SRDLC, 31.89%, 4/30/2028 (a)(n)(r)	Lending Club	4/29/2024	10,254	9,871	9,498
207812981.SRDLC, 28.99%, 4/17/2026 (a)(r)	Lending Club	4/19/2024	8,812	8,533	8,361
207817410.SRDLC, 22.49%, 4/16/2027 (a)(r)	Lending Club	4/25/2024	8,723	8,419	8,148

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

98	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
207818343.SRDLC, 30.99%, 4/17/2029 (a)(r)	Lending Club	4/19/2024	$19,086	$18,358	$17,887
207818370.SRDLC, 19.99%, 4/18/2029 (a)(r)	Lending Club	4/22/2024	4,692	4,517	4,417
207819257.SRDLC, 16.74%, 4/24/2028 (a)(r)	Lending Club	4/24/2024	36,369	35,546	36,150
207819377.SRDLC, 26.99%, 4/24/2029 (a)(n)(r)	Lending Club	4/26/2024	6,767	6,497	1,648
207820394.SRDLC, 16.49%, 4/17/2028 (a)(r)	Lending Club	4/19/2024	7,262	7,098	7,194
207827320.SRDLC, 12.49%, 4/18/2028 (a)(r)	Lending Club	4/22/2024	13,507	13,204	13,594
207830961.SRDLC, 26.99%, 4/18/2029 (a)(r)	Lending Club	4/22/2024	14,235	13,694	13,392
207832196.SRDLC, 21.49%, 4/17/2027 (a)(r)	Lending Club	4/19/2024	8,307	8,018	7,762
207837332.SRDLC, 25.49%, 4/18/2027 (a)(r)	Lending Club	4/22/2024	9,693	9,353	9,046
207840125.SRDLC, 14.99%, 4/18/2027 (a)(r)	Lending Club	4/22/2024	7,765	7,498	7,312
207847936.SRDLC, 15.00%, 8/23/2027 (a)(n)(r)	Lending Club	4/25/2024	13,837	13,292	12,144
207852113.SRDLC, 25.99%, 4/18/2028 (a)(r)	Lending Club	4/22/2024	10,160	9,785	9,701
207855493.SRDLC, 27.49%, 4/29/2027 (a)(n)(r)	Lending Club	5/01/2024	5,985	5,763	5,634
207855963.SRDLC, 29.49%, 4/19/2027 (a)(r)	Lending Club	4/23/2024	11,984	11,560	11,206
207862608.SRDLC, 23.99%, 4/22/2027 (a)(r)	Lending Club	4/24/2024	8,787	8,479	8,214
207864432.SRDLC, 31.89%, 4/19/2028 (a)(n)(r)	Lending Club	4/23/2024	7,555	7,274	7,143
207866407.SRDLC, 23.99%, 4/22/2028 (a)(r)	Lending Club	4/24/2024	20,251	19,506	19,326
207886285.SRDLC, 23.49%, 4/22/2027 (a)(r)	Lending Club	4/24/2024	5,267	5,082	4,938
207890088.SRDLC, 16.49%, 4/23/2029 (a)(r)	Lending Club	4/25/2024	11,659	11,387	11,529
207891634.SRDLC, 32.39%, 4/28/2029 (a)(r)	Lending Club	4/24/2024	19,244	18,510	18,091
207894447.SRDLC, 21.49%, 4/24/2026 (a)(n)(r)	Lending Club	4/26/2024	16,814	16,141	4,147
207898355.SRDLC, 13.99%, 4/22/2027 (a)(r)	Lending Club	4/24/2024	12,914	12,471	12,172
207900316.SRDLC, 27.49%, 4/22/2029 (a)(r)	Lending Club	4/24/2024	6,174	5,939	5,810
207902617.SRDLC, 32.39%, 4/22/2029 (a)(n)(r)	Lending Club	4/24/2024	7,714	7,416	7,239
207903003.SRDLC, 31.89%, 4/26/2028 (a)(r)	Lending Club	4/30/2024	10,245	9,862	9,767
207903452.SRDLC, 17.99%, 4/22/2026 (a)(r)	Lending Club	4/24/2024	3,522	3,413	3,370
207904669.SRDLC, 27.99%, 4/29/2028 (a)(r)	Lending Club	5/01/2024	22,325	21,438	21,264
207904809.SRDLC, 21.99%, 4/22/2028 (a)(r)	Lending Club	4/24/2024	13,940	13,430	13,295
207907261.SRDLC, 14.99%, 5/5/2027 (a)(r)	Lending Club	4/24/2024	17,841	17,228	16,807
207913612.SRDLC, 32.39%, 4/29/2029 (a)(r)	Lending Club	5/01/2024	10,453	10,060	9,875
207915481.SRDLC, 15.00%, 9/23/2028 (a)(n)(r)	Lending Club	4/25/2024	3,140	3,019	3,139
207916548.SRDLC, 23.49%, 4/23/2027 (a)(r)	Lending Club	4/25/2024	17,556	16,941	16,423
207918199.SRDLC, 30.99%, 4/23/2029 (a)(r)	Lending Club	4/25/2024	5,726	5,507	5,390
207918393.SRDLC, 21.49%, 4/23/2027 (a)(r)	Lending Club	4/25/2024	5,683	5,485	5,323
207918931.SRDLC, 30.99%, 4/24/2027 (a)(r)	Lending Club	4/26/2024	9,334	9,003	8,745
207919387.SRDLC, 31.89%, 4/23/2028 (a)(r)	Lending Club	4/25/2024	9,324	8,976	8,858
207919516.SRDLC, 27.49%, 4/23/2026 (a)(r)	Lending Club	4/25/2024	5,589	5,411	5,338
207919603.SRDLC, 23.49%, 5/1/2027 (a)(n)(r)	Lending Club	4/25/2024	7,233	6,980	6,727
207922466.SRDLC, 21.49%, 4/23/2027 (a)(r)	Lending Club	4/25/2024	12,241	11,809	11,494
207923143.SRDLC, 14.99%, 4/23/2027 (a)(r)	Lending Club	4/25/2024	4,486	4,332	4,229
207923330.SRDLC, 30.49%, 4/26/2029 (a)(r)	Lending Club	4/30/2024	10,228	9,837	9,665
207923407.SRDLC, 24.49%, 4/18/2027 (a)(r)	Lending Club	4/25/2024	7,883	7,606	7,355
207924509.SRDLC, 17.99%, 4/23/2029 (a)(r)	Lending Club	4/25/2024	9,119	8,778	8,521
207925547.SRDLC, 21.49%, 4/23/2027 (a)(r)	Lending Club	4/25/2024	4,481	4,325	4,197
207926442.SRDLC, 24.99%, 4/23/2029 (a)(r)	Lending Club	4/25/2024	15,014	14,445	14,024
207927675.SRDLC, 19.49%, 4/24/2026 (a)(r)	Lending Club	4/26/2024	1,177	1,141	1,124
207930227.SRDLC, 17.49%, 4/24/2028 (a)(r)	Lending Club	4/26/2024	22,739	21,912	21,305
207935335.SRDLC, 32.39%, 4/25/2029 (a)(r)	Lending Club	4/29/2024	5,736	5,516	5,412
207938063.SRDLC, 21.49%, 4/26/2027 (a)(r)	Lending Club	4/30/2024	3,498	3,375	3,281
207938657.SRDLC, 27.49%, 4/25/2026 (a)(n)(r)	Lending Club	4/29/2024	5,004	4,841	4,773
207942096.SRDLC, 28.99%, 4/26/2026 (a)(r)	Lending Club	4/30/2024	961	930	920
207945271.SRDLC, 21.49%, 4/26/2027 (a)(r)	Lending Club	4/30/2024	4,719	4,554	4,427

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	99

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
207947980.SRDLC, 30.49%, 4/26/2029 (a)(r)	Lending Club	4/30/2024	$12,302	$11,832	$11,625
207952174.SRDLC, 14.99%, 4/26/2027 (a)(r)	Lending Club	4/30/2024	9,922	9,579	9,363
207958152.SRDLC, 24.49%, 4/26/2026 (a)(r)	Lending Club	4/30/2024	7,935	7,683	7,617
207962203.SRDLC, 27.49%, 4/26/2026 (a)(r)	Lending Club	4/30/2024	7,984	7,729	7,643
207969504.SRDLC, 27.49%, 4/29/2027 (a)(r)	Lending Club	5/01/2024	9,287	8,957	8,735
207970149.SRDLC, 29.99%, 4/29/2028 (a)(n)(r)	Lending Club	5/01/2024	7,566	7,284	7,175
207974568.SRDLC, 23.99%, 4/29/2028 (a)(r)	Lending Club	5/01/2024	5,707	5,496	5,482
207976639.SRDLC, 32.39%, 4/29/2029 (a)(r)	Lending Club	5/01/2024	6,692	6,436	6,325
207977522.SRDLC, 23.99%, 4/29/2026 (a)(r)	Lending Club	5/01/2024	2,536	2,456	2,437
207978169.SRDLC, 26.49%, 4/29/2029 (a)(r)	Lending Club	5/01/2024	18,017	17,332	16,884
207978373.SRDLC, 32.39%, 4/29/2029 (a)(r)	Lending Club	5/01/2024	14,341	13,791	13,554
207984224.SRDLC, 21.49%, 4/29/2028 (a)(r)	Lending Club	5/01/2024	4,949	4,767	4,732
207987441.SRDLC, 23.49%, 4/16/2026 (a)(n)(r)	Lending Club	5/01/2024	7,843	7,596	7,497
207988250.SRDLC, 31.89%, 4/29/2028 (a)(r)	Lending Club	5/01/2024	2,238	2,154	2,136
208022793.SRDLC, 16.49%, 4/29/2029 (a)(r)	Lending Club	5/01/2024	12,312	12,024	12,195
208055965.SRDLC, 12.74%, 4/30/2029 (a)(r)	Lending Club	5/02/2024	13,891	13,569	13,773
210051844.SRDLC, 10.99%, 9/10/2026 (a)(r)	Lending Club	9/12/2024	7,219	7,050	6,982
210166285.SRDLC, 20.99%, 9/5/2029 (a)(r)	Lending Club	9/09/2024	24,761	24,152	23,720
210257743.SRDLC, 30.99%, 9/24/2027 (a)(r)	Lending Club	9/26/2024	8,944	8,724	8,569
210300770.SRDLC, 23.49%, 9/6/2026 (a)(r)	Lending Club	9/10/2024	7,736	7,553	7,432
210339559.SRDLC, 25.99%, 9/23/2027 (a)(r)	Lending Club	9/25/2024	3,533	3,447	3,391
210341609.SRDLC, 21.49%, 9/18/2027 (a)(r)	Lending Club	9/12/2024	13,787	13,455	13,350
210358662.SRDLC, 26.49%, 9/4/2026 (a)(r)	Lending Club	9/06/2024	7,744	7,561	7,426
210368239.SRDLC, 23.49%, 9/4/2027 (a)(r)	Lending Club	9/06/2024	1,414	1,380	1,347
210406417.SRDLC, 9.74%, 9/16/2027 (a)(r)	Lending Club	9/12/2024	34,216	33,395	34,149
210410939.SRDLC, 8.57%, 9/4/2029 (a)(r)	Lending Club	9/06/2024	15,292	14,919	15,201
210468260.SRDLC, 22.49%, 9/5/2027 (a)(r)	Lending Club	9/09/2024	19,606	19,132	18,761
210478445.SRDLC, 32.39%, 9/4/2029 (a)(r)	Lending Club	9/06/2024	14,301	13,950	13,448
210484039.SRDLC, 9.24%, 9/13/2027 (a)(r)	Lending Club	9/17/2024	13,173	12,856	13,119
210487818.SRDLC, 15.74%, 10/17/2028 (a)(r)	Lending Club	10/04/2024	12,000	11,704	11,941
210490291.SRDLC, 16.24%, 9/4/2029 (a)(r)	Lending Club	9/06/2024	14,836	14,473	14,653
210492609.SRDLC, 23.99%, 9/5/2028 (a)(r)	Lending Club	9/09/2024	7,405	7,224	7,058
210517714.SRDLC, 26.99%, 9/3/2028 (a)(r)	Lending Club	9/05/2024	3,459	3,357	3,252
210533623.SRDLC, 19.49%, 9/18/2026 (a)(r)	Lending Club	9/09/2024	8,219	8,026	7,960
210538544.SRDLC, 20.49%, 9/3/2027 (a)(r)	Lending Club	9/05/2024	9,797	9,514	9,318
210542096.SRDLC, 21.49%, 9/12/2027 (a)(r)	Lending Club	9/16/2024	20,580	20,081	19,748
210545811.SRDLC, 22.49%, 9/4/2027 (a)(r)	Lending Club	9/06/2024	19,410	18,942	18,554
210548104.SRDLC, 32.39%, 9/14/2029 (a)(r)	Lending Club	9/06/2024	8,000	7,802	7,653
210548128.SRDLC, 22.49%, 9/6/2027 (a)(r)	Lending Club	9/10/2024	14,704	14,349	14,076
210549617.SRDLC, 29.99%, 9/17/2027 (a)(r)	Lending Club	9/11/2024	2,456	2,397	2,342
210556319.SRDLC, 22.49%, 9/6/2027 (a)(r)	Lending Club	9/10/2024	10,783	10,523	10,322
210563588.SRDLC, 23.49%, 9/8/2027 (a)(r)	Lending Club	9/05/2024	6,494	6,306	6,221
210568127.SRDLC, 27.49%, 9/4/2027 (a)(r)	Lending Club	9/05/2024	3,783	3,673	3,611
210573115.SRDLC, 15.75%, 9/4/2029 (a)(r)	Lending Club	9/06/2024	29,174	28,459	28,925
210574040.SRDLC, 25.99%, 9/3/2027 (a)(r)	Lending Club	9/05/2024	7,851	7,623	7,425
210575699.SRDLC, 28.49%, 9/10/2027 (a)(r)	Lending Club	9/05/2024	14,815	14,386	14,148
210577054.SRDLC, 24.99%, 9/3/2027 (a)(r)	Lending Club	9/05/2024	5,886	5,716	5,567
210578452.SRDLC, 22.99%, 9/3/2027 (a)(r)	Lending Club	9/05/2024	1,961	1,904	1,855
210579879.SRDLC, 24.99%, 9/13/2029 (a)(n)(r)	Lending Club	9/05/2024	4,923	4,777	4,672
210583421.SRDLC, 26.49%, 9/3/2028 (a)(r)	Lending Club	9/05/2024	3,458	3,357	3,272
210585615.SRDLC, 20.49%, 9/4/2026 (a)(r)	Lending Club	9/06/2024	5,796	5,660	5,568
210587322.SRDLC, 26.49%, 9/6/2029 (a)(r)	Lending Club	9/10/2024	6,447	6,288	6,136

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

100	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
210590753.SRDLC, 17.49%, 9/11/2028 (a)(r)	Lending Club	9/06/2024	$8,826	$8,611	$8,536
210592826.SRDLC, 23.99%, 9/16/2027 (a)(r)	Lending Club	9/18/2024	2,109	2,058	2,017
210596510.SRDLC, 27.49%, 9/4/2029 (a)(r)	Lending Club	9/06/2024	24,802	24,190	23,333
210600366.SRDLC, 16.99%, 9/4/2026 (a)(r)	Lending Club	9/06/2024	4,824	4,711	4,657
210602254.SRDLC, 29.49%, 10/7/2029 (a)(r)	Lending Club	10/09/2024	25,000	24,378	23,962
210603757.SRDLC, 24.99%, 9/5/2027 (a)(r)	Lending Club	9/09/2024	8,241	8,042	7,846
210604820.SRDLC, 28.49%, 9/25/2029 (a)(r)	Lending Club	9/12/2024	15,500	15,118	14,901
210613976.SRDLC, 23.49%, 9/5/2027 (a)(r)	Lending Club	9/09/2024	8,825	8,612	8,404
210614531.SRDLC, 24.49%, 9/4/2028 (a)(r)	Lending Club	9/06/2024	7,110	6,936	6,766
210617040.SRDLC, 9.24%, 9/10/2027 (a)(r)	Lending Club	9/12/2024	7,026	6,857	6,993
210628442.SRDLC, 30.99%, 9/15/2027 (a)(r)	Lending Club	9/09/2024	2,948	2,877	2,810
210631102.SRDLC, 13.99%, 9/6/2028 (a)(r)	Lending Club	9/10/2024	28,546	27,851	28,412
210631857.SRDLC, 26.99%, 9/6/2028 (a)(r)	Lending Club	9/10/2024	4,447	4,338	4,218
210643991.SRDLC, 23.49%, 10/1/2027 (a)(r)	Lending Club	10/03/2024	15,000	14,631	14,412
210644014.SRDLC, 28.49%, 9/24/2027 (a)(r)	Lending Club	9/11/2024	8,946	8,731	8,621
210646883.SRDLC, 22.99%, 9/6/2028 (a)(r)	Lending Club	9/10/2024	11,037	10,766	10,525
210647772.SRDLC, 32.39%, 9/19/2029 (a)(r)	Lending Club	9/23/2024	6,456	6,296	6,147
210653683.SRDLC, 32.39%, 9/9/2029 (a)(r)	Lending Club	9/11/2024	11,918	11,624	11,250
210655031.SRDLC, 26.49%, 9/15/2029 (a)(r)	Lending Club	9/10/2024	4,992	4,870	4,813
210658206.SRDLC, 16.99%, 9/24/2026 (a)(r)	Lending Club	9/26/2024	2,412	2,354	2,347
210660091.SRDLC, 25.99%, 9/11/2029 (a)(r)	Lending Club	9/13/2024	24,756	24,146	23,602
210661857.SRDLC, 32.39%, 10/15/2029 (a)(r)	Lending Club	10/07/2024	12,000	11,701	11,485
210662274.SRDLC, 15.99%, 9/20/2027 (a)(r)	Lending Club	9/24/2024	15,846	15,462	15,300
210663605.SRDLC, 10.99%, 9/9/2026 (a)(r)	Lending Club	9/11/2024	6,738	6,580	6,515
210665871.SRDLC, 14.99%, 9/9/2027 (a)(r)	Lending Club	9/11/2024	23,468	22,903	22,585
210666303.SRDLC, 25.49%, 9/10/2028 (a)(r)	Lending Club	9/10/2024	2,963	2,891	2,832
210671265.SRDLC, 29.99%, 9/9/2027 (a)(r)	Lending Club	9/11/2024	14,738	14,381	13,990
210672217.SRDLC, 26.49%, 8/31/2026 (a)(r)	Lending Club	9/11/2024	1,905	1,860	1,830
210678182.SRDLC, 32.39%, 9/22/2029 (a)(r)	Lending Club	9/13/2024	14,400	14,045	13,847
210679224.SRDLC, 15.74%, 9/9/2029 (a)(r)	Lending Club	9/11/2024	34,613	33,764	34,228
210679636.SRDLC, 9.25%, 9/6/2027 (a)(r)	Lending Club	9/10/2024	18,052	17,619	17,966
210681237.SRDLC, 23.99%, 9/11/2028 (a)(r)	Lending Club	9/13/2024	14,517	14,162	13,866
210681276.SRDLC, 20.99%, 9/23/2027 (a)(r)	Lending Club	9/25/2024	11,758	11,473	11,324
210681666.SRDLC, 23.99%, 9/9/2027 (a)(r)	Lending Club	9/11/2024	4,708	4,594	4,488
210681737.SRDLC, 11.49%, 9/9/2028 (a)(r)	Lending Club	9/11/2024	39,340	38,384	39,224
210685667.SRDLC, 28.49%, 10/7/2028 (a)(r)	Lending Club	10/09/2024	8,400	8,192	8,050
210685880.SRDLC, 22.99%, 9/11/2026 (a)(r)	Lending Club	9/13/2024	1,450	1,416	1,395
210691388.SRDLC, 12.99%, 9/11/2027 (a)(r)	Lending Club	9/13/2024	5,277	5,150	5,082
210691999.SRDLC, 28.49%, 9/16/2027 (a)(r)	Lending Club	9/18/2024	10,803	10,541	10,301
210694397.SRDLC, 22.99%, 9/9/2026 (a)(r)	Lending Club	9/11/2024	967	944	929
210695929.SRDLC, 15.99%, 9/12/2027 (a)(r)	Lending Club	9/16/2024	6,847	6,682	6,597
210697354.SRDLC, 24.99%, 9/9/2027 (a)(r)	Lending Club	9/11/2024	10,262	10,013	9,781
210701867.SRDLC, 22.99%, 9/9/2027 (a)(r)	Lending Club	9/11/2024	980	957	935
210702231.SRDLC, 22.99%, 9/16/2026 (a)(r)	Lending Club	9/11/2024	1,165	1,138	1,127
210702472.SRDLC, 21.49%, 9/9/2027 (a)(r)	Lending Club	9/11/2024	4,312	4,208	4,130
210707174.SRDLC, 28.49%, 9/9/2029 (a)(r)	Lending Club	9/11/2024	19,846	19,357	18,738
210714248.SRDLC, 17.24%, 9/30/2029 (a)(r)	Lending Club	9/19/2024	17,930	17,488	17,752
210715912.SRDLC, 21.49%, 9/9/2027 (a)(r)	Lending Club	9/11/2024	5,880	5,738	5,632
210717183.SRDLC, 30.99%, 9/9/2029 (a)(r)	Lending Club	9/11/2024	8,936	8,715	8,434
210720420.SRDLC, 16.99%, 9/9/2026 (a)(r)	Lending Club	9/11/2024	3,859	3,768	3,730
210723541.SRDLC, 21.49%, 9/17/2026 (a)(r)	Lending Club	9/19/2024	10,629	10,377	10,253
210724653.SRDLC, 22.49%, 10/3/2027 (a)(r)	Lending Club	10/07/2024	6,500	6,340	6,273

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	101

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
210731592.SRDLC, 14.99%, 9/11/2027 (a)(n)(r)	Lending Club	9/11/2024	$8,666	$8,457	$8,338
210731989.SRDLC, 23.49%, 9/9/2027 (a)(n)(r)	Lending Club	9/11/2024	13,610	13,281	12,969
210734051.SRDLC, 22.49%, 9/12/2026 (a)(n)(r)	Lending Club	9/16/2024	14,000	13,653	9,076
210736180.SRDLC, 9.99%, 9/9/2027 (a)(r)	Lending Club	9/11/2024	19,998	19,518	19,903
210740533.SRDLC, 20.49%, 9/9/2026 (a)(n)(r)	Lending Club	9/11/2024	8,114	7,923	7,806
210742365.SRDLC, 22.99%, 9/19/2027 (a)(r)	Lending Club	9/23/2024	5,883	5,740	5,642
210742977.SRDLC, 21.49%, 9/9/2026 (a)(r)	Lending Club	9/11/2024	7,422	7,247	7,141
210745731.SRDLC, 30.99%, 9/10/2028 (a)(n)(r)	Lending Club	9/12/2024	17,806	17,373	16,908
210748068.SRDLC, 23.99%, 9/10/2028 (a)(r)	Lending Club	9/12/2024	23,697	23,118	22,628
210749225.SRDLC, 14.99%, 9/9/2027 (a)(r)	Lending Club	9/11/2024	10,271	10,024	9,910
210750773.SRDLC, 26.99%, 9/20/2027 (a)(n)(r)	Lending Club	9/24/2024	4,811	4,694	4,599
210751020.SRDLC, 12.74%, 9/24/2029 (a)(r)	Lending Club	9/26/2024	34,580	33,727	34,348
210751795.SRDLC, 7.24%, 9/29/2027 (a)(r)	Lending Club	9/24/2024	27,335	26,675	27,321
210751974.SRDLC, 32.39%, 9/18/2029 (a)(r)	Lending Club	9/20/2024	17,428	16,999	16,546
210753773.SRDLC, 20.99%, 9/17/2029 (a)(r)	Lending Club	9/19/2024	13,866	13,526	13,332
210755120.SRDLC, 19.99%, 9/9/2027 (a)(r)	Lending Club	9/11/2024	3,134	3,059	3,003
210756555.SRDLC, 20.99%, 9/26/2027 (a)(r)	Lending Club	9/13/2024	5,931	5,789	5,748
210760894.SRDLC, 24.49%, 10/8/2027 (a)(r)	Lending Club	10/10/2024	12,500	12,192	12,050
210764813.SRDLC, 15.24%, 9/10/2028 (a)(r)	Lending Club	9/12/2024	39,390	38,431	39,133
210765192.SRDLC, 14.24%, 9/10/2027 (a)(r)	Lending Club	9/12/2024	13,306	12,986	13,153
210766065.SRDLC, 24.99%, 10/3/2027 (a)(r)	Lending Club	10/07/2024	12,000	11,704	11,549
210766435.SRDLC, 16.49%, 9/24/2028 (a)(r)	Lending Club	9/26/2024	7,684	7,495	7,419
210766442.SRDLC, 22.49%, 10/4/2027 (a)(r)	Lending Club	10/08/2024	23,000	22,433	22,205
210768663.SRDLC, 9.74%, 9/30/2027 (a)(r)	Lending Club	9/19/2024	39,190	38,240	39,009
210770407.SRDLC, 13.99%, 10/21/2027 (a)(r)	Lending Club	10/23/2024	19,800	19,308	19,254
210770762.SRDLC, 21.49%, 9/10/2026 (a)(n)(r)	Lending Club	9/12/2024	2,401	2,344	2,310
210772424.SRDLC, 19.49%, 9/10/2026 (a)(r)	Lending Club	9/12/2024	5,197	5,074	5,002
210775209.SRDLC, 28.49%, 9/2/2027 (a)(r)	Lending Club	9/13/2024	5,265	5,136	5,001
210777253.SRDLC, 31.89%, 9/11/2028 (a)(r)	Lending Club	9/13/2024	14,842	14,478	14,102
210777533.SRDLC, 32.39%, 9/11/2029 (a)(r)	Lending Club	9/13/2024	14,897	14,530	14,079
210779658.SRDLC, 24.99%, 9/11/2026 (a)(r)	Lending Club	9/13/2024	1,161	1,134	1,117
210779814.SRDLC, 22.99%, 9/11/2027 (a)(r)	Lending Club	9/13/2024	980	957	936
210780533.SRDLC, 25.49%, 9/19/2029 (a)(r)	Lending Club	9/23/2024	15,866	15,475	15,204
210780869.SRDLC, 28.99%, 1/11/2027 (a)(n)(r)	Lending Club	9/13/2024	2,950	2,876	2,699
210784237.SRDLC, 29.99%, 9/11/2028 (a)(r)	Lending Club	9/13/2024	9,791	9,551	9,307
210785323.SRDLC, 30.49%, 9/11/2029 (a)(r)	Lending Club	9/13/2024	8,927	8,707	8,439
210786782.SRDLC, 24.49%, 9/16/2026 (a)(r)	Lending Club	9/18/2024	4,833	4,718	4,659
210787587.SRDLC, 11.99%, 9/17/2026 (a)(r)	Lending Club	9/19/2024	3,852	3,761	3,730
210789570.SRDLC, 31.89%, 9/11/2028 (a)(r)	Lending Club	9/13/2024	5,937	5,791	5,641
210793052.SRDLC, 21.49%, 9/24/2028 (a)(r)	Lending Club	9/26/2024	3,552	3,465	3,434
210794659.SRDLC, 19.49%, 9/16/2026 (a)(r)	Lending Club	9/18/2024	7,225	7,054	6,976
210801791.SRDLC, 25.49%, 9/15/2027 (a)(r)	Lending Club	9/16/2024	7,867	7,677	7,611
210803474.SRDLC, 29.99%, 9/16/2028 (a)(r)	Lending Club	9/18/2024	3,956	3,859	3,774
210804171.SRDLC, 16.24%, 9/12/2029 (a)(r)	Lending Club	9/16/2024	21,265	20,743	20,994
210805587.SRDLC, 29.49%, 10/4/2027 (a)(r)	Lending Club	10/08/2024	13,000	12,679	12,480
210808931.SRDLC, 10.49%, 9/17/2028 (a)(r)	Lending Club	9/19/2024	19,663	19,184	19,616
210821865.SRDLC, 26.49%, 10/10/2029 (a)(r)	Lending Club	10/15/2024	13,000	12,676	12,558
210822252.SRDLC, 27.49%, 10/11/2028 (a)(r)	Lending Club	10/16/2024	7,000	6,826	6,743
210827194.SRDLC, 13.49%, 9/30/2027 (a)(r)	Lending Club	10/04/2024	3,415	3,331	3,395
210829078.SRDLC, 31.89%, 9/16/2028 (a)(r)	Lending Club	9/18/2024	1,961	1,913	1,869
210832254.SRDLC, 12.99%, 9/25/2029 (a)(r)	Lending Club	9/27/2024	5,336	5,204	5,310
210837454.SRDLC, 22.49%, 10/10/2027 (a)(r)	Lending Club	10/15/2024	10,000	9,753	9,680

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

102	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
210837736.SRDLC, 20.99%, 9/16/2027 (a)(r)	Lending Club	9/18/2024	$24,496	$23,903	$23,528
210840212.SRDLC, 18.99%, 9/17/2026 (a)(r)	Lending Club	9/19/2024	3,862	3,770	3,726
210841861.SRDLC, 13.99%, 9/16/2030 (a)(r)	Lending Club	9/18/2024	26,759	26,100	26,637
210852633.SRDLC, 13.74%, 9/16/2028 (a)(r)	Lending Club	9/18/2024	39,370	38,411	39,220
210852675.SRDLC, 17.49%, 9/16/2028 (a)(r)	Lending Club	9/25/2024	6,383	6,227	6,159
210854805.SRDLC, 30.99%, 9/16/2027 (a)(r)	Lending Club	9/18/2024	14,742	14,385	14,054
210856415.SRDLC, 26.99%, 9/16/2028 (a)(r)	Lending Club	9/18/2024	24,687	24,082	23,557
210864463.SRDLC, 30.99%, 9/16/2027 (a)(r)	Lending Club	9/18/2024	5,892	5,749	5,616
210870244.SRDLC, 29.99%, 9/19/2029 (a)(r)	Lending Club	9/23/2024	24,816	24,205	23,635
210870663.SRDLC, 19.99%, 9/19/2027 (a)(r)	Lending Club	9/23/2024	7,786	7,597	7,495
210871549.SRDLC, 32.39%, 9/16/2029 (a)(r)	Lending Club	9/18/2024	4,966	4,844	4,711
210873920.SRDLC, 22.99%, 9/17/2026 (a)(r)	Lending Club	9/19/2024	1,934	1,888	1,865
210876224.SRDLC, 28.99%, 9/20/2026 (a)(r)	Lending Club	9/18/2024	5,686	5,552	5,499
210877886.SRDLC, 19.99%, 9/16/2027 (a)(r)	Lending Club	9/18/2024	2,449	2,390	2,352
210877890.SRDLC, 17.49%, 9/16/2028 (a)(r)	Lending Club	9/18/2024	4,927	4,807	4,744
210879920.SRDLC, 21.49%, 9/17/2026 (a)(r)	Lending Club	9/19/2024	2,899	2,830	2,796
210880758.SRDLC, 21.99%, 9/16/2026 (a)(r)	Lending Club	9/18/2024	5,503	5,372	5,313
210890387.SRDLC, 20.99%, 9/16/2026 (a)(r)	Lending Club	9/18/2024	4,637	4,528	4,472
210894902.SRDLC, 31.89%, 9/21/2028 (a)(r)	Lending Club	10/03/2024	6,374	6,216	6,145
210896161.SRDLC, 28.49%, 9/18/2027 (a)(r)	Lending Club	9/20/2024	7,342	7,163	7,008
210898416.SRDLC, 19.49%, 9/25/2026 (a)(r)	Lending Club	9/27/2024	2,897	2,827	2,802
210899555.SRDLC, 7.24%, 9/11/2027 (a)(n)(r)	Lending Club	9/18/2024	3,108	3,033	3,119
210901368.SRDLC, 11.49%, 9/16/2028 (a)(r)	Lending Club	9/18/2024	24,784	24,181	24,693
210902138.SRDLC, 24.49%, 9/17/2027 (a)(r)	Lending Club	9/19/2024	11,771	11,486	11,266
210904655.SRDLC, 30.99%, 9/1/2028 (a)(r)	Lending Club	9/18/2024	14,839	14,475	14,001
210905432.SRDLC, 16.99%, 9/16/2026 (a)(r)	Lending Club	9/18/2024	11,577	11,303	11,204
210906151.SRDLC, 18.99%, 9/25/2026 (a)(r)	Lending Club	9/27/2024	2,317	2,261	2,241
210914041.SRDLC, 23.99%, 9/17/2029 (a)(r)	Lending Club	9/19/2024	6,939	6,768	6,637
210914934.SRDLC, 11.24%, 9/19/2028 (a)(r)	Lending Club	9/23/2024	12,452	12,147	12,412
210915345.SRDLC, 21.49%, 9/17/2026 (a)(r)	Lending Club	9/19/2024	4,831	4,717	4,661
210917097.SRDLC, 8.24%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	10,000	9,753	9,983
210917397.SRDLC, 22.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	3,000	2,926	2,907
210918039.SRDLC, 19.49%, 9/18/2026 (a)(r)	Lending Club	9/20/2024	5,794	5,656	5,591
210919268.SRDLC, 17.49%, 9/17/2028 (a)(r)	Lending Club	9/19/2024	14,782	14,421	14,237
210920458.SRDLC, 14.24%, 9/17/2027 (a)(r)	Lending Club	9/19/2024	9,776	9,540	9,675
210924341.SRDLC, 28.99%, 9/18/2026 (a)(r)	Lending Club	9/20/2024	4,844	4,729	4,650
210928475.SRDLC, 12.99%, 9/17/2026 (a)(r)	Lending Club	9/19/2024	3,372	3,292	3,280
210930091.SRDLC, 12.74%, 10/4/2028 (a)(r)	Lending Club	10/08/2024	5,000	4,877	4,985
210930182.SRDLC, 25.49%, 9/17/2027 (a)(r)	Lending Club	9/19/2024	24,531	23,937	23,477
210930366.SRDLC, 20.49%, 10/2/2026 (a)(r)	Lending Club	10/04/2024	2,100	2,049	2,029
210930811.SRDLC, 10.49%, 10/2/2027 (a)(r)	Lending Club	10/04/2024	3,000	2,927	2,991
210930885.SRDLC, 7.99%, 10/16/2027 (a)(r)	Lending Club	10/04/2024	20,000	19,511	19,943
210934519.SRDLC, 19.99%, 10/9/2029 (a)(r)	Lending Club	10/11/2024	18,900	18,430	18,284
210935275.SRDLC, 27.49%, 9/18/2026 (a)(r)	Lending Club	9/20/2024	6,681	6,522	6,415
210935362.SRDLC, 19.99%, 9/18/2027 (a)(r)	Lending Club	9/20/2024	6,856	6,691	6,591
210935505.SRDLC, 32.39%, 9/18/2029 (a)(r)	Lending Club	9/20/2024	14,897	14,531	14,154
210935951.SRDLC, 12.99%, 9/20/2028 (a)(r)	Lending Club	9/24/2024	9,840	9,600	9,809
210937146.SRDLC, 23.49%, 10/8/2027 (a)(r)	Lending Club	10/10/2024	10,000	9,753	9,641
210944115.SRDLC, 29.99%, 10/7/2028 (a)(n)(r)	Lending Club	9/30/2024	22,000	21,455	20,943
210944790.SRDLC, 28.49%, 9/19/2029 (a)(r)	Lending Club	9/23/2024	6,968	6,797	6,748
210944914.SRDLC, 12.49%, 10/3/2027 (a)(n)(r)	Lending Club	9/24/2024	7,150	6,976	7,101
210946673.SRDLC, 13.99%, 9/25/2026 (a)(r)	Lending Club	9/27/2024	4,818	4,703	4,672

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	103

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
210948070.SRDLC, 26.49%, 9/18/2029 (a)(r)	Lending Club	9/20/2024	$11,406	$11,126	$10,914
210951135.SRDLC, 22.49%, 9/18/2027 (a)(r)	Lending Club	9/20/2024	6,862	6,696	6,595
210951453.SRDLC, 30.99%, 9/18/2027 (a)(r)	Lending Club	9/20/2024	1,966	1,918	1,876
210955738.SRDLC, 11.24%, 10/7/2028 (a)(r)	Lending Club	10/09/2024	35,000	34,136	34,902
210956926.SRDLC, 25.99%, 9/20/2028 (a)(r)	Lending Club	9/24/2024	9,879	9,638	9,496
210959147.SRDLC, 9.99%, 9/25/2027 (a)(r)	Lending Club	9/27/2024	6,832	6,666	6,795
210961114.SRDLC, 19.49%, 9/18/2028 (a)(r)	Lending Club	9/20/2024	29,582	28,860	29,335
210961253.SRDLC, 26.49%, 10/18/2026 (a)(r)	Lending Club	10/17/2024	6,500	6,340	6,294
210961767.SRDLC, 30.99%, 9/19/2027 (a)(r)	Lending Club	9/23/2024	14,742	14,384	14,095
210963744.SRDLC, 29.99%, 10/8/2029 (a)(r)	Lending Club	10/10/2024	10,000	9,751	9,591
210968412.SRDLC, 22.99%, 9/19/2027 (a)(r)	Lending Club	9/23/2024	2,941	2,870	2,821
210971273.SRDLC, 26.99%, 10/11/2028 (a)(r)	Lending Club	10/16/2024	13,000	12,677	12,523
210972851.SRDLC, 26.49%, 9/19/2027 (a)(r)	Lending Club	9/23/2024	1,963	1,915	1,882
210973397.SRDLC, 25.99%, 10/2/2027 (a)(r)	Lending Club	10/04/2024	5,000	4,877	4,805
210977375.SRDLC, 29.49%, 10/8/2029 (a)(r)	Lending Club	10/10/2024	25,000	24,378	23,979
210978283.SRDLC, 30.99%, 9/27/2027 (a)(r)	Lending Club	10/01/2024	1,938	1,890	1,862
210984220.SRDLC, 24.99%, 9/19/2027 (a)(r)	Lending Club	9/23/2024	6,867	6,701	6,585
210987318.SRDLC, 28.99%, 9/19/2026 (a)(r)	Lending Club	9/23/2024	6,781	6,619	6,520
210994394.SRDLC, 21.49%, 9/19/2026 (a)(r)	Lending Club	9/23/2024	2,899	2,830	2,800
211003550.SRDLC, 23.99%, 9/20/2027 (a)(r)	Lending Club	9/24/2024	14,711	14,354	14,114
211005401.SRDLC, 15.49%, 10/4/2028 (a)(r)	Lending Club	10/08/2024	4,000	3,901	3,982
211010352.SRDLC, 27.49%, 9/25/2028 (a)(r)	Lending Club	9/27/2024	2,965	2,892	2,848
211012479.SRDLC, 11.74%, 9/23/2027 (a)(n)(r)	Lending Club	9/25/2024	9,300	9,074	9,258
211015059.SRDLC, 26.49%, 9/20/2028 (a)(r)	Lending Club	9/24/2024	1,953	1,904	1,875
211015663.SRDLC, 30.99%, 9/24/2028 (a)(r)	Lending Club	9/26/2024	10,882	10,613	10,443
211017064.SRDLC, 21.49%, 9/23/2027 (a)(r)	Lending Club	9/25/2024	2,940	2,869	2,831
211023462.SRDLC, 23.49%, 9/20/2026 (a)(r)	Lending Club	9/24/2024	5,845	5,705	5,671
211023811.SRDLC, 15.99%, 9/23/2026 (a)(r)	Lending Club	9/25/2024	2,893	2,824	2,804
211025387.SRDLC, 24.99%, 10/3/2027 (a)(r)	Lending Club	10/07/2024	6,000	5,852	5,774
211028650.SRDLC, 9.49%, 9/23/2028 (a)(r)	Lending Club	9/25/2024	38,329	37,394	38,253
211028806.SRDLC, 32.39%, 9/20/2029 (a)(r)	Lending Club	9/24/2024	14,897	14,531	14,195
211030084.SRDLC, 17.49%, 9/23/2026 (a)(r)	Lending Club	9/25/2024	3,377	3,297	3,273
211031283.SRDLC, 23.49%, 9/25/2027 (a)(r)	Lending Club	9/27/2024	4,857	4,738	4,666
211031829.SRDLC, 30.99%, 9/23/2027 (a)(r)	Lending Club	9/25/2024	14,251	13,905	13,645
211032214.SRDLC, 30.99%, 9/20/2029 (a)(r)	Lending Club	9/24/2024	14,893	14,526	14,193
211032556.SRDLC, 24.99%, 10/3/2028 (a)(n)(r)	Lending Club	10/07/2024	11,500	11,214	11,053
211032801.SRDLC, 17.49%, 10/1/2028 (a)(r)	Lending Club	10/03/2024	13,000	12,679	12,550
211033906.SRDLC, 23.99%, 9/23/2027 (a)(r)	Lending Club	9/25/2024	5,394	5,263	5,179
211034436.SRDLC, 25.49%, 9/23/2026 (a)(r)	Lending Club	9/25/2024	7,257	7,084	7,015
211034816.SRDLC, 22.99%, 9/24/2028 (a)(r)	Lending Club	9/26/2024	17,283	16,857	16,632
211037288.SRDLC, 25.49%, 9/24/2029 (a)(r)	Lending Club	9/25/2024	13,659	13,324	13,111
211037958.SRDLC, 30.99%, 10/16/2027 (a)(r)	Lending Club	10/18/2024	7,500	7,314	7,245
211039695.SRDLC, 23.49%, 10/18/2027 (a)(r)	Lending Club	10/22/2024	2,000	1,950	1,939
211041204.SRDLC, 30.99%, 9/23/2027 (a)(r)	Lending Club	9/25/2024	1,966	1,918	1,882
211042909.SRDLC, 18.99%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	7,000	6,828	6,763
211043036.SRDLC, 18.99%, 10/8/2026 (a)(r)	Lending Club	10/10/2024	6,000	5,854	5,807
211043858.SRDLC, 26.49%, 9/23/2027 (a)(r)	Lending Club	9/25/2024	4,711	4,597	4,522
211046401.SRDLC, 16.49%, 9/30/2029 (a)(r)	Lending Club	9/25/2024	25,739	25,099	25,521
211049960.SRDLC, 27.49%, 9/23/2027 (a)(r)	Lending Club	9/25/2024	6,382	6,227	6,197
211052835.SRDLC, 23.49%, 9/24/2027 (a)(r)	Lending Club	9/26/2024	14,709	14,350	14,129
211053577.SRDLC, 24.49%, 10/8/2029 (a)(r)	Lending Club	10/10/2024	16,500	16,090	15,904
211056527.SRDLC, 25.49%, 9/24/2028 (a)(r)	Lending Club	9/26/2024	2,618	2,553	2,519

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

104	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
211057701.SRDLC, 20.49%, 9/23/2026 (a)(r)	Lending Club	9/25/2024	$24,047	$23,471	$23,244
211060070.SRDLC, 14.99%, 10/11/2027 (a)(r)	Lending Club	10/16/2024	6,500	6,339	6,308
211063616.SRDLC, 27.49%, 9/27/2027 (a)(r)	Lending Club	10/01/2024	2,455	2,394	2,359
211064509.SRDLC, 31.89%, 9/27/2028 (a)(r)	Lending Club	10/01/2024	4,230	4,125	4,074
211064875.SRDLC, 10.99%, 10/17/2029 (a)(r)	Lending Club	10/21/2024	38,999	38,028	38,937
211069185.SRDLC, 29.99%, 9/23/2027 (a)(r)	Lending Club	9/25/2024	7,369	7,190	7,056
211071520.SRDLC, 23.99%, 9/23/2028 (a)(r)	Lending Club	9/25/2024	5,924	5,778	5,752
211074353.SRDLC, 32.39%, 9/27/2029 (a)(r)	Lending Club	10/01/2024	4,966	4,842	4,757
211077363.SRDLC, 21.99%, 10/8/2026 (a)(r)	Lending Club	10/10/2024	2,500	2,439	2,419
211077469.SRDLC, 27.49%, 9/23/2029 (a)(r)	Lending Club	9/25/2024	19,346	18,871	18,459
211078007.SRDLC, 29.49%, 10/8/2027 (a)(r)	Lending Club	10/10/2024	7,900	7,705	7,595
211079333.SRDLC, 20.49%, 9/30/2027 (a)(r)	Lending Club	9/30/2024	9,825	9,587	9,456
211081584.SRDLC, 29.89%, 9/25/2028 (a)(r)	Lending Club	9/27/2024	6,910	6,739	6,630
211081981.SRDLC, 15.74%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	9,525	9,288	9,477
211085179.SRDLC, 20.99%, 9/23/2029 (a)(r)	Lending Club	9/25/2024	9,829	9,585	9,466
211086805.SRDLC, 26.49%, 9/25/2029 (a)(r)	Lending Club	9/27/2024	21,821	21,280	20,954
211088593.SRDLC, 31.89%, 9/24/2028 (a)(r)	Lending Club	9/26/2024	11,874	11,580	11,394
211092097.SRDLC, 24.99%, 9/24/2027 (a)(r)	Lending Club	9/26/2024	9,811	9,571	9,423
211093241.SRDLC, 20.49%, 9/24/2028 (a)(r)	Lending Club	9/26/2024	2,959	2,886	2,861
211094158.SRDLC, 22.99%, 10/4/2026 (a)(r)	Lending Club	10/08/2024	12,000	11,707	11,578
211094179.SRDLC, 32.39%, 9/24/2029 (a)(r)	Lending Club	9/26/2024	17,380	16,949	16,588
211094375.SRDLC, 15.99%, 10/16/2027 (a)(r)	Lending Club	10/18/2024	5,000	4,876	4,855
211098544.SRDLC, 25.99%, 10/15/2028 (a)(r)	Lending Club	10/17/2024	8,000	7,801	7,731
211102335.SRDLC, 24.49%, 9/30/2027 (a)(r)	Lending Club	10/02/2024	8,274	8,071	7,968
211104348.SRDLC, 9.74%, 9/25/2028 (a)(r)	Lending Club	9/27/2024	13,760	13,423	13,735
211104404.SRDLC, 17.99%, 10/15/2027 (a)(r)	Lending Club	10/03/2024	6,000	5,853	5,803
211106910.SRDLC, 7.00%, 10/4/2027 (a)(r)	Lending Club	10/08/2024	6,500	6,341	6,489
211109330.SRDLC, 13.99%, 10/2/2028 (a)(r)	Lending Club	10/04/2024	40,000	39,014	39,861
211109405.SRDLC, 12.99%, 10/2/2026 (a)(r)	Lending Club	10/04/2024	4,500	4,391	4,363
211112008.SRDLC, 24.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	1,000	975	967
211115354.SRDLC, 30.49%, 9/25/2029 (a)(r)	Lending Club	9/27/2024	6,949	6,777	6,639
211116416.SRDLC, 27.49%, 10/3/2029 (a)(r)	Lending Club	10/07/2024	5,800	5,656	5,552
211117798.SRDLC, 16.49%, 9/26/2028 (a)(r)	Lending Club	9/30/2024	4,433	4,324	4,285
211118029.SRDLC, 27.99%, 9/25/2028 (a)(r)	Lending Club	9/27/2024	16,310	15,907	15,668
211118696.SRDLC, 21.49%, 10/2/2027 (a)(r)	Lending Club	10/04/2024	21,000	20,484	20,248
211119143.SRDLC, 18.99%, 10/4/2026 (a)(r)	Lending Club	10/08/2024	3,600	3,512	3,482
211120285.SRDLC, 27.99%, 10/9/2027 (a)(r)	Lending Club	10/11/2024	10,000	9,753	9,621
211121214.SRDLC, 15.99%, 10/3/2027 (a)(r)	Lending Club	10/07/2024	5,500	5,365	5,325
211121307.SRDLC, 25.49%, 9/30/2027 (a)(r)	Lending Club	9/27/2024	14,782	14,412	14,158
211126420.SRDLC, 12.99%, 10/3/2026 (a)(r)	Lending Club	10/07/2024	7,698	7,511	7,477
211130675.SRDLC, 32.39%, 10/4/2029 (a)(r)	Lending Club	10/08/2024	15,000	14,627	14,361
211131672.SRDLC, 32.39%, 10/2/2029 (a)(r)	Lending Club	10/04/2024	10,000	9,751	9,546
211133869.SRDLC, 13.99%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	2,600	2,536	2,527
211136122.SRDLC, 16.74%, 10/2/2029 (a)(r)	Lending Club	10/04/2024	16,500	16,091	16,346
211136594.SRDLC, 28.99%, 9/25/2026 (a)(r)	Lending Club	9/27/2024	5,700	5,562	5,493
211137639.SRDLC, 20.49%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	10,400	10,144	10,087
211137813.SRDLC, 23.49%, 9/26/2027 (a)(r)	Lending Club	9/30/2024	10,558	10,299	10,159
211139852.SRDLC, 26.49%, 9/26/2028 (a)(r)	Lending Club	9/30/2024	3,458	3,373	3,335
211144385.SRDLC, 17.99%, 9/30/2026 (a)(r)	Lending Club	10/02/2024	4,825	4,708	4,682
211147222.SRDLC, 10.24%, 10/3/2027 (a)(r)	Lending Club	10/07/2024	24,000	23,411	23,933
211147918.SRDLC, 27.49%, 9/27/2028 (a)(r)	Lending Club	10/01/2024	8,302	8,097	7,999
211148091.SRDLC, 19.99%, 9/27/2027 (a)(r)	Lending Club	10/01/2024	3,526	3,440	3,404

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	105

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
211148239.SRDLC, 12.74%, 9/26/2030 (a)(r)	Lending Club	9/30/2024	$19,814	$19,323	$19,750
211148763.SRDLC, 30.99%, 10/1/2027 (a)(r)	Lending Club	10/03/2024	6,000	5,852	5,743
211151788.SRDLC, 10.99%, 9/26/2029 (a)(r)	Lending Club	9/30/2024	30,610	29,855	30,503
211153200.SRDLC, 26.49%, 9/26/2028 (a)(r)	Lending Club	9/30/2024	15,809	15,419	15,246
211153580.SRDLC, 24.99%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	18,000	17,552	17,410
211153964.SRDLC, 26.99%, 10/3/2027 (a)(r)	Lending Club	10/07/2024	4,000	3,901	3,839
211156883.SRDLC, 15.99%, 10/2/2027 (a)(r)	Lending Club	10/04/2024	20,467	19,965	19,841
211157174.SRDLC, 21.49%, 9/26/2027 (a)(r)	Lending Club	9/30/2024	17,640	17,208	17,018
211159415.SRDLC, 14.99%, 10/9/2027 (a)(r)	Lending Club	10/11/2024	10,000	9,754	9,693
211164458.SRDLC, 8.24%, 10/2/2027 (a)(r)	Lending Club	10/04/2024	11,000	10,731	10,968
211164878.SRDLC, 20.49%, 9/30/2027 (a)(r)	Lending Club	10/01/2024	14,729	14,371	14,183
211165419.SRDLC, 10.99%, 10/2/2026 (a)(r)	Lending Club	10/04/2024	6,701	6,539	6,507
211166372.SRDLC, 21.49%, 10/9/2027 (a)(r)	Lending Club	10/11/2024	8,000	7,803	7,734
211168038.SRDLC, 22.49%, 10/3/2027 (a)(r)	Lending Club	10/07/2024	24,500	23,897	23,644
211169264.SRDLC, 29.99%, 10/15/2028 (a)(r)	Lending Club	10/04/2024	12,000	11,703	11,460
211170147.SRDLC, 29.99%, 10/1/2029 (a)(r)	Lending Club	10/03/2024	6,000	5,851	5,725
211171397.SRDLC, 20.99%, 10/4/2027 (a)(r)	Lending Club	10/08/2024	15,000	14,631	14,483
211172694.SRDLC, 23.99%, 10/7/2029 (a)(r)	Lending Club	10/09/2024	8,000	7,801	7,707
211174098.SRDLC, 32.39%, 10/4/2029 (a)(r)	Lending Club	10/08/2024	15,000	14,627	14,361
211174993.SRDLC, 30.99%, 9/27/2027 (a)(r)	Lending Club	10/01/2024	983	959	944
211177544.SRDLC, 23.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	16,000	15,604	15,479
211178003.SRDLC, 27.99%, 10/1/2028 (a)(r)	Lending Club	10/03/2024	4,500	4,389	4,293
211179216.SRDLC, 23.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	10,000	9,752	9,674
211185936.SRDLC, 22.49%, 9/27/2028 (a)(r)	Lending Club	10/01/2024	4,145	4,043	4,013
211186418.SRDLC, 18.99%, 9/27/2026 (a)(r)	Lending Club	10/01/2024	2,414	2,355	2,337
211187540.SRDLC, 19.49%, 10/16/2026 (a)(r)	Lending Club	10/08/2024	16,000	15,610	15,478
211187954.SRDLC, 24.49%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	10,000	9,753	9,636
211191410.SRDLC, 19.49%, 10/15/2026 (a)(r)	Lending Club	10/04/2024	12,000	11,709	11,596
211193772.SRDLC, 20.49%, 9/30/2026 (a)(r)	Lending Club	10/02/2024	24,148	23,563	23,392
211194297.SRDLC, 14.24%, 10/25/2030 (a)(r)	Lending Club	10/29/2024	19,500	19,013	19,482
211194401.SRDLC, 15.99%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	25,000	24,385	24,218
211196227.SRDLC, 20.49%, 10/11/2028 (a)(r)	Lending Club	10/09/2024	12,000	11,703	11,604
211198146.SRDLC, 23.99%, 10/1/2027 (a)(r)	Lending Club	10/03/2024	6,000	5,853	5,764
211198383.SRDLC, 12.99%, 9/30/2026 (a)(r)	Lending Club	10/02/2024	5,286	5,159	5,130
211200375.SRDLC, 21.49%, 10/3/2027 (a)(r)	Lending Club	10/07/2024	13,500	13,168	13,029
211200729.SRDLC, 22.49%, 10/4/2028 (a)(r)	Lending Club	10/08/2024	14,400	14,043	13,916
211201442.SRDLC, 31.89%, 9/30/2028 (a)(r)	Lending Club	10/02/2024	1,781	1,737	1,717
211201960.SRDLC, 28.99%, 9/30/2026 (a)(r)	Lending Club	10/02/2024	2,906	2,835	2,809
211205774.SRDLC, 23.49%, 10/8/2027 (a)(r)	Lending Club	10/10/2024	11,400	11,119	10,991
211205884.SRDLC, 21.99%, 10/2/2026 (a)(r)	Lending Club	10/04/2024	1,000	976	966
211207145.SRDLC, 26.49%, 10/1/2029 (a)(r)	Lending Club	10/03/2024	16,825	16,405	16,157
211210839.SRDLC, 17.49%, 10/2/2028 (a)(r)	Lending Club	10/04/2024	3,500	3,414	3,380
211217872.SRDLC, 9.49%, 10/9/2027 (a)(r)	Lending Club	10/07/2024	15,000	14,632	14,946
211218868.SRDLC, 24.49%, 10/10/2029 (a)(r)	Lending Club	10/09/2024	20,000	19,503	19,269
211219208.SRDLC, 9.99%, 10/21/2028 (a)(r)	Lending Club	10/23/2024	21,000	20,478	20,979
211220370.SRDLC, 22.49%, 10/11/2027 (a)(r)	Lending Club	10/16/2024	25,000	24,381	24,208
211222017.SRDLC, 13.99%, 10/3/2027 (a)(r)	Lending Club	10/07/2024	25,000	24,386	24,207
211226756.SRDLC, 27.99%, 10/3/2029 (a)(r)	Lending Club	10/07/2024	24,000	23,403	22,971
211228657.SRDLC, 24.99%, 10/7/2028 (a)(r)	Lending Club	10/09/2024	5,500	5,364	5,292
211238088.SRDLC, 24.49%, 10/7/2029 (a)(r)	Lending Club	10/09/2024	19,500	19,015	18,786
211240181.SRDLC, 28.99%, 10/7/2026 (a)(r)	Lending Club	10/09/2024	1,500	1,463	1,443
211240387.SRDLC, 29.99%, 10/1/2028 (a)(r)	Lending Club	10/03/2024	10,000	9,752	9,538

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

106	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
211241719.SRDLC, 22.49%, 10/6/2028 (a)(r)	Lending Club	10/07/2024	$2,000	$1,950	$1,932
211244921.SRDLC, 11.24%, 10/16/2028 (a)(r)	Lending Club	10/18/2024	40,000	39,007	39,925
211245612.SRDLC, 25.99%, 10/1/2028 (a)(r)	Lending Club	10/03/2024	16,000	15,604	15,341
211246418.SRDLC, 23.49%, 10/3/2027 (a)(r)	Lending Club	10/07/2024	9,754	9,513	9,408
211247809.SRDLC, 30.99%, 10/1/2027 (a)(r)	Lending Club	10/03/2024	2,000	1,951	1,914
211248796.SRDLC, 18.99%, 10/1/2026 (a)(r)	Lending Club	10/03/2024	2,000	1,952	1,932
211249264.SRDLC, 28.99%, 10/1/2026 (a)(r)	Lending Club	10/03/2024	3,000	2,927	2,877
211249345.SRDLC, 19.99%, 10/22/2027 (a)(r)	Lending Club	10/09/2024	8,400	8,193	8,115
211249682.SRDLC, 23.99%, 10/1/2027 (a)(r)	Lending Club	10/03/2024	2,000	1,951	1,921
211250724.SRDLC, 31.99%, 10/1/2029 (a)(r)	Lending Club	10/03/2024	5,000	4,876	4,770
211250964.SRDLC, 19.49%, 10/15/2026 (a)(r)	Lending Club	10/03/2024	3,678	3,589	3,558
211252774.SRDLC, 16.99%, 10/3/2026 (a)(r)	Lending Club	10/07/2024	11,554	11,273	11,222
211254411.SRDLC, 28.49%, 10/1/2029 (a)(r)	Lending Club	10/03/2024	17,100	16,675	16,319
211254638.SRDLC, 15.99%, 10/10/2027 (a)(r)	Lending Club	10/15/2024	10,000	9,753	9,701
211254728.SRDLC, 22.99%, 10/1/2027 (a)(r)	Lending Club	10/03/2024	3,000	2,926	2,882
211254967.SRDLC, 19.99%, 10/3/2027 (a)(r)	Lending Club	10/07/2024	2,400	2,341	2,317
211255379.SRDLC, 31.89%, 10/3/2028 (a)(r)	Lending Club	10/07/2024	5,000	4,876	4,782
211256027.SRDLC, 30.49%, 10/3/2029 (a)(r)	Lending Club	10/07/2024	8,800	8,581	8,420
211256683.SRDLC, 12.74%, 10/7/2030 (a)(r)	Lending Club	10/09/2024	40,000	39,007	39,884
211256696.SRDLC, 30.99%, 10/14/2027 (a)(r)	Lending Club	10/09/2024	6,000	5,852	5,765
211257423.SRDLC, 30.99%, 10/1/2027 (a)(r)	Lending Club	10/03/2024	4,500	4,389	4,307
211257664.SRDLC, 32.39%, 10/4/2029 (a)(r)	Lending Club	10/08/2024	5,000	4,876	4,787
211259011.SRDLC, 18.99%, 10/3/2026 (a)(r)	Lending Club	10/07/2024	5,000	4,878	4,835
211259280.SRDLC, 26.49%, 10/15/2028 (a)(r)	Lending Club	10/17/2024	2,500	2,438	2,416
211259987.SRDLC, 28.49%, 9/30/2029 (a)(r)	Lending Club	10/10/2024	19,735	19,242	18,927
211260000.SRDLC, 14.99%, 10/3/2027 (a)(r)	Lending Club	10/07/2024	6,000	5,853	5,809
211261524.SRDLC, 20.99%, 10/15/2027 (a)(r)	Lending Club	10/08/2024	6,000	5,852	5,794
211262531.SRDLC, 28.99%, 10/3/2029 (a)(r)	Lending Club	10/07/2024	18,000	17,552	17,226
211263871.SRDLC, 10.49%, 10/15/2028 (a)(r)	Lending Club	10/07/2024	8,000	7,803	7,984
211264473.SRDLC, 13.74%, 10/3/2029 (a)(r)	Lending Club	10/07/2024	23,000	22,430	22,896
211265210.SRDLC, 31.89%, 10/7/2028 (a)(r)	Lending Club	10/09/2024	15,000	14,628	14,370
211265659.SRDLC, 25.49%, 10/3/2026 (a)(r)	Lending Club	10/07/2024	10,000	9,756	9,642
211265683.SRDLC, 21.49%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	5,000	4,877	4,830
211265746.SRDLC, 28.99%, 10/3/2026 (a)(r)	Lending Club	10/07/2024	1,000	976	961
211266602.SRDLC, 30.99%, 10/3/2027 (a)(r)	Lending Club	10/07/2024	1,500	1,463	1,439
211266776.SRDLC, 30.99%, 10/3/2027 (a)(r)	Lending Club	10/07/2024	4,000	3,901	3,837
211266825.SRDLC, 20.99%, 10/3/2027 (a)(r)	Lending Club	10/07/2024	6,000	5,852	5,791
211266873.SRDLC, 32.39%, 10/3/2029 (a)(r)	Lending Club	10/07/2024	6,000	5,851	5,740
211267565.SRDLC, 25.99%, 10/10/2027 (a)(r)	Lending Club	10/07/2024	5,000	4,877	4,812
211268170.SRDLC, 29.49%, 10/1/2028 (a)(r)	Lending Club	10/03/2024	1,600	1,560	1,526
211268223.SRDLC, 21.49%, 10/1/2027 (a)(r)	Lending Club	10/03/2024	4,500	4,390	4,337
211269307.SRDLC, 21.49%, 10/3/2027 (a)(r)	Lending Club	10/07/2024	5,500	5,365	5,308
211269693.SRDLC, 27.49%, 10/15/2027 (a)(r)	Lending Club	10/08/2024	15,000	14,630	14,408
211270232.SRDLC, 24.99%, 10/3/2026 (a)(r)	Lending Club	10/07/2024	2,500	2,439	2,411
211270643.SRDLC, 20.99%, 10/4/2027 (a)(r)	Lending Club	10/08/2024	5,000	4,877	4,828
211272993.SRDLC, 24.99%, 10/10/2026 (a)(r)	Lending Club	10/15/2024	1,200	1,171	1,161
211273087.SRDLC, 14.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	5,500	5,364	5,340
211273090.SRDLC, 30.99%, 10/4/2027 (a)(r)	Lending Club	10/08/2024	12,000	11,704	11,519
211273104.SRDLC, 15.99%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	10,141	9,891	9,844
211273113.SRDLC, 9.74%, 10/8/2027 (a)(r)	Lending Club	10/10/2024	28,000	27,312	27,931
211274664.SRDLC, 28.99%, 10/9/2026 (a)(r)	Lending Club	10/11/2024	8,400	8,194	8,091
211275320.SRDLC, 12.99%, 10/4/2026 (a)(r)	Lending Club	10/08/2024	10,400	10,147	10,090

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	107

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
211277589.SRDLC, 20.49%, 10/4/2026 (a)(r)	Lending Club	10/08/2024	$1,000	$976	$967
211278427.SRDLC, 23.49%, 10/10/2027 (a)(r)	Lending Club	10/15/2024	8,000	7,802	7,730
211278522.SRDLC, 20.49%, 10/4/2027 (a)(r)	Lending Club	10/08/2024	4,000	3,902	3,862
211279182.SRDLC, 10.49%, 10/22/2027 (a)(r)	Lending Club	10/24/2024	10,000	9,751	9,988
211279357.SRDLC, 30.99%, 10/4/2029 (a)(r)	Lending Club	10/08/2024	10,900	10,629	10,437
211280825.SRDLC, 17.24%, 9/25/2029 (a)(r)	Lending Club	10/07/2024	19,711	19,222	19,591
211281862.SRDLC, 26.49%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	10,000	9,753	9,634
211282813.SRDLC, 19.49%, 10/7/2026 (a)(r)	Lending Club	10/09/2024	9,553	9,320	9,254
211282870.SRDLC, 28.49%, 10/9/2029 (a)(r)	Lending Club	10/11/2024	6,000	5,851	5,760
211283933.SRDLC, 21.49%, 10/22/2027 (a)(r)	Lending Club	10/09/2024	9,000	8,778	8,696
211284083.SRDLC, 24.99%, 10/7/2029 (a)(r)	Lending Club	10/09/2024	6,000	5,851	5,780
211284934.SRDLC, 26.49%, 10/18/2029 (a)(r)	Lending Club	10/09/2024	15,000	14,627	14,451
211285325.SRDLC, 21.49%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	10,000	9,754	9,660
211285649.SRDLC, 27.49%, 10/7/2029 (a)(r)	Lending Club	10/09/2024	9,600	9,361	9,203
211288523.SRDLC, 25.49%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	4,000	3,901	3,854
211289069.SRDLC, 29.49%, 10/7/2028 (a)(r)	Lending Club	10/09/2024	2,484	2,422	2,381
211290470.SRDLC, 20.49%, 10/17/2026 (a)(r)	Lending Club	10/10/2024	6,000	5,853	5,808
211290906.SRDLC, 23.49%, 10/7/2026 (a)(r)	Lending Club	10/09/2024	1,000	976	965
211290987.SRDLC, 13.99%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	7,800	7,608	7,557
211292844.SRDLC, 24.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	4,000	3,901	3,869
211293224.SRDLC, 19.99%, 10/7/2029 (a)(r)	Lending Club	10/09/2024	11,000	10,727	10,634
211295480.SRDLC, 26.49%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	15,000	14,630	14,451
211304177.SRDLC, 32.39%, 10/16/2029 (a)(r)	Lending Club	10/09/2024	9,900	9,654	9,489
211305357.SRDLC, 25.49%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	8,500	8,290	8,190
211306562.SRDLC, 10.49%, 10/16/2029 (a)(r)	Lending Club	10/18/2024	10,000	9,751	9,981
211308691.SRDLC, 32.39%, 10/7/2029 (a)(r)	Lending Club	10/09/2024	11,000	10,726	10,540
211309613.SRDLC, 13.99%, 10/4/2030 (a)(r)	Lending Club	10/08/2024	10,000	9,752	9,969
211311537.SRDLC, 24.49%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	22,000	21,457	21,198
211312935.SRDLC, 25.49%, 10/20/2027 (a)(r)	Lending Club	10/09/2024	25,000	24,383	24,094
211313208.SRDLC, 28.49%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	15,000	14,630	14,413
211313978.SRDLC, 14.99%, 10/3/2029 (a)(r)	Lending Club	10/07/2024	18,000	17,554	17,882
211315847.SRDLC, 26.49%, 10/7/2026 (a)(r)	Lending Club	10/09/2024	15,000	14,634	14,476
211316728.SRDLC, 15.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	10,000	9,753	9,708
211317202.SRDLC, 23.49%, 10/7/2026 (a)(r)	Lending Club	10/09/2024	2,000	1,951	1,931
211317961.SRDLC, 19.49%, 10/7/2026 (a)(r)	Lending Club	10/09/2024	20,969	20,458	20,311
211318207.SRDLC, 22.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	20,000	19,505	19,378
211318288.SRDLC, 27.49%, 10/7/2029 (a)(r)	Lending Club	10/09/2024	15,000	14,627	14,380
211318352.SRDLC, 25.49%, 10/11/2028 (a)(r)	Lending Club	10/16/2024	15,000	14,627	14,487
211318547.SRDLC, 23.49%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	12,000	11,704	11,564
211319132.SRDLC, 27.49%, 10/7/2026 (a)(r)	Lending Club	10/09/2024	4,000	3,902	3,849
211319517.SRDLC, 23.49%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	5,000	4,877	4,818
211321684.SRDLC, 28.49%, 10/3/2027 (a)(r)	Lending Club	10/09/2024	19,250	18,775	18,495
211321901.SRDLC, 28.99%, 10/7/2028 (a)(r)	Lending Club	10/09/2024	6,000	5,851	5,750
211322999.SRDLC, 24.49%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	10,000	9,753	9,636
211324194.SRDLC, 24.99%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	8,000	7,801	7,738
211324245.SRDLC, 21.49%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	10,000	9,754	9,660
211324445.SRDLC, 18.99%, 10/15/2027 (a)(r)	Lending Club	10/09/2024	5,000	4,877	4,832
211324695.SRDLC, 20.99%, 9/30/2029 (a)(r)	Lending Club	10/10/2024	24,659	24,043	23,840
211324936.SRDLC, 22.49%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	9,000	8,778	8,693
211325694.SRDLC, 10.99%, 10/4/2028 (a)(r)	Lending Club	10/08/2024	11,000	10,728	10,979
211327546.SRDLC, 25.49%, 10/20/2029 (a)(r)	Lending Club	10/09/2024	15,000	14,627	14,453
211330207.SRDLC, 21.49%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	10,000	9,754	9,660

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

108	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
211332366.SRDLC, 28.49%, 10/16/2029 (a)(r)	Lending Club	10/10/2024	$20,350	$19,844	$19,525
211336616.SRDLC, 28.49%, 10/9/2027 (a)(r)	Lending Club	10/11/2024	6,300	6,144	6,061
211337252.SRDLC, 19.99%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	24,000	23,409	23,187
211339278.SRDLC, 30.99%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	2,000	1,951	1,921
211339651.SRDLC, 23.99%, 10/8/2029 (a)(r)	Lending Club	10/10/2024	12,000	11,702	11,567
211339687.SRDLC, 10.49%, 10/4/2027 (a)(r)	Lending Club	10/08/2024	15,000	14,632	14,933
211340390.SRDLC, 29.99%, 10/9/2029 (a)(r)	Lending Club	10/11/2024	8,000	7,801	7,679
211344462.SRDLC, 21.49%, 10/10/2027 (a)(r)	Lending Club	10/15/2024	4,500	4,389	4,356
211346918.SRDLC, 9.49%, 10/10/2028 (a)(r)	Lending Club	10/15/2024	20,000	19,505	19,971
211346931.SRDLC, 9.74%, 10/18/2027 (a)(r)	Lending Club	10/22/2024	12,000	11,702	11,984
211347846.SRDLC, 19.49%, 10/17/2026 (a)(r)	Lending Club	10/21/2024	4,400	4,291	4,273
211350375.SRDLC, 24.99%, 10/11/2027 (a)(r)	Lending Club	10/16/2024	3,000	2,926	2,900
211352391.SRDLC, 26.49%, 10/8/2027 (a)(r)	Lending Club	10/10/2024	5,000	4,877	4,819
211352512.SRDLC, 14.99%, 10/8/2027 (a)(r)	Lending Club	10/10/2024	25,000	24,385	24,226
211353036.SRDLC, 31.89%, 10/15/2028 (a)(r)	Lending Club	10/17/2024	4,250	4,144	4,096
211359222.SRDLC, 32.39%, 10/8/2029 (a)(r)	Lending Club	10/10/2024	7,000	6,826	6,712
211362800.SRDLC, 25.74%, 10/8/2028 (a)(r)	Lending Club	10/10/2024	2,400	2,340	2,310
211364051.SRDLC, 15.74%, 10/4/2027 (a)(r)	Lending Club	10/08/2024	8,000	7,803	7,946
211364212.SRDLC, 9.49%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	12,500	12,193	12,458
211364789.SRDLC, 32.39%, 10/9/2029 (a)(r)	Lending Club	10/11/2024	6,000	5,851	5,758
211369256.SRDLC, 27.49%, 10/8/2028 (a)(r)	Lending Club	10/10/2024	15,000	14,628	14,387
211371056.SRDLC, 29.99%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	12,000	11,701	11,569
211372866.SRDLC, 22.49%, 10/11/2027 (a)(r)	Lending Club	10/16/2024	10,000	9,752	9,683
211372872.SRDLC, 12.99%, 10/7/2029 (a)(r)	Lending Club	10/09/2024	16,000	15,603	15,925
211373193.SRDLC, 15.99%, 10/4/2029 (a)(r)	Lending Club	10/08/2024	25,000	24,380	24,799
211377197.SRDLC, 22.49%, 10/11/2027 (a)(r)	Lending Club	10/16/2024	6,000	5,851	5,810
211377846.SRDLC, 10.24%, 10/7/2028 (a)(r)	Lending Club	10/09/2024	10,000	9,753	9,973
211379086.SRDLC, 13.99%, 10/16/2027 (a)(r)	Lending Club	10/11/2024	15,000	14,631	14,542
211380995.SRDLC, 18.49%, 10/21/2028 (a)(r)	Lending Club	10/23/2024	8,000	7,801	7,774
211383904.SRDLC, 25.99%, 10/9/2029 (a)(r)	Lending Club	10/11/2024	12,000	11,702	11,571
211391147.SRDLC, 10.24%, 10/10/2027 (a)(r)	Lending Club	10/15/2024	16,000	15,605	15,948
211392274.SRDLC, 32.39%, 10/17/2029 (a)(r)	Lending Club	10/21/2024	6,500	6,338	6,284
211393108.SRDLC, 30.49%, 10/8/2029 (a)(r)	Lending Club	10/10/2024	6,000	5,851	5,755
211393366.SRDLC, 28.49%, 10/8/2028 (a)(r)	Lending Club	10/10/2024	1,500	1,463	1,439
211397382.SRDLC, 19.24%, 10/7/2026 (a)(r)	Lending Club	10/09/2024	12,000	11,707	11,902
211398192.SRDLC, 13.74%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	20,000	19,508	19,912
211400872.SRDLC, 28.49%, 10/8/2027 (a)(r)	Lending Club	10/10/2024	4,000	3,901	3,846
211401613.SRDLC, 19.49%, 10/8/2026 (a)(r)	Lending Club	10/10/2024	3,900	3,805	3,775
211403342.SRDLC, 23.99%, 10/8/2027 (a)(r)	Lending Club	10/10/2024	7,000	6,827	6,749
211405303.SRDLC, 15.99%, 10/21/2027 (a)(r)	Lending Club	10/23/2024	10,400	10,142	10,112
211407311.SRDLC, 7.24%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	25,000	24,386	24,960
211407677.SRDLC, 27.49%, 10/15/2029 (a)(r)	Lending Club	10/10/2024	10,000	9,751	9,595
211408646.SRDLC, 19.24%, 10/16/2027 (a)(r)	Lending Club	10/09/2024	5,000	4,877	4,951
211413323.SRDLC, 31.89%, 10/9/2028 (a)(r)	Lending Club	10/11/2024	19,647	19,156	18,851
211413427.SRDLC, 21.49%, 10/9/2027 (a)(r)	Lending Club	10/11/2024	3,200	3,121	3,094
211414070.SRDLC, 32.39%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	15,000	14,626	14,459
211416703.SRDLC, 24.99%, 10/17/2027 (a)(r)	Lending Club	10/21/2024	2,500	2,438	2,423
211417119.SRDLC, 15.74%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	2,500	2,438	2,484
211417265.SRDLC, 21.49%, 10/9/2027 (a)(r)	Lending Club	10/11/2024	15,000	14,630	14,501
211418241.SRDLC, 23.99%, 10/9/2028 (a)(r)	Lending Club	10/11/2024	2,000	1,950	1,927
211420037.SRDLC, 9.49%, 10/11/2029 (a)(r)	Lending Club	10/16/2024	35,000	34,131	34,927
211420784.SRDLC, 25.49%, 10/12/2027 (a)(r)	Lending Club	10/11/2024	11,000	10,728	10,609

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	109

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
211421917.SRDLC, 24.74%, 10/7/2029 (a)(r)	Lending Club	10/09/2024	$12,000	$11,702	$11,848
211422337.SRDLC, 20.49%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	9,540	9,305	9,263
211424538.SRDLC, 22.99%, 10/10/2026 (a)(r)	Lending Club	10/15/2024	12,000	11,705	11,611
211425106.SRDLC, 24.99%, 10/11/2029 (a)(r)	Lending Club	10/16/2024	10,200	9,946	9,860
211426571.SRDLC, 23.99%, 10/11/2028 (a)(r)	Lending Club	10/16/2024	11,000	10,727	10,625
211426973.SRDLC, 13.99%, 10/11/2027 (a)(r)	Lending Club	10/16/2024	11,000	10,728	10,676
211427630.SRDLC, 26.49%, 10/31/2029 (a)(r)	Lending Club	10/18/2024	20,800	20,282	20,130
211429680.SRDLC, 18.99%, 10/9/2026 (a)(r)	Lending Club	10/11/2024	8,000	7,805	7,746
211430811.SRDLC, 13.99%, 10/8/2027 (a)(r)	Lending Club	10/10/2024	8,000	7,803	7,966
211430876.SRDLC, 26.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	5,000	4,876	4,836
211432615.SRDLC, 7.99%, 10/8/2027 (a)(r)	Lending Club	10/10/2024	25,000	24,386	24,941
211432751.SRDLC, 27.49%, 10/15/2028 (a)(r)	Lending Club	10/17/2024	4,800	4,681	4,628
211433000.SRDLC, 32.39%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	10,400	10,141	10,025
211437381.SRDLC, 30.49%, 10/9/2029 (a)(r)	Lending Club	10/11/2024	11,500	11,214	11,038
211438328.SRDLC, 30.99%, 10/9/2028 (a)(r)	Lending Club	10/11/2024	14,828	14,459	14,229
211439322.SRDLC, 23.49%, 10/9/2028 (a)(r)	Lending Club	10/11/2024	4,000	3,901	3,853
211439597.SRDLC, 17.49%, 10/9/2026 (a)(r)	Lending Club	10/11/2024	4,000	3,902	3,882
211440483.SRDLC, 32.39%, 10/9/2029 (a)(r)	Lending Club	10/11/2024	6,000	5,851	5,758
211440795.SRDLC, 32.39%, 10/10/2029 (a)(r)	Lending Club	10/15/2024	8,866	8,644	8,533
211442183.SRDLC, 22.49%, 10/10/2027 (a)(r)	Lending Club	10/15/2024	12,000	11,703	11,616
211442323.SRDLC, 12.99%, 10/9/2026 (a)(r)	Lending Club	10/11/2024	12,900	12,585	12,523
211442675.SRDLC, 28.99%, 10/10/2026 (a)(r)	Lending Club	10/15/2024	2,400	2,341	2,316
211443315.SRDLC, 23.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	3,500	3,413	3,386
211443538.SRDLC, 28.49%, 10/9/2027 (a)(r)	Lending Club	10/11/2024	15,000	14,629	14,431
211443801.SRDLC, 20.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	15,000	14,629	14,535
211444235.SRDLC, 23.99%, 10/15/2028 (a)(r)	Lending Club	10/11/2024	15,000	14,628	14,451
211444662.SRDLC, 28.99%, 10/10/2029 (a)(r)	Lending Club	10/15/2024	10,000	9,751	9,627
211444720.SRDLC, 24.99%, 10/10/2029 (a)(r)	Lending Club	10/15/2024	18,000	17,552	17,391
211445593.SRDLC, 23.49%, 10/10/2028 (a)(r)	Lending Club	10/15/2024	15,000	14,627	14,482
211446071.SRDLC, 24.99%, 10/10/2029 (a)(r)	Lending Club	10/15/2024	6,000	5,851	5,797
211446570.SRDLC, 15.99%, 10/10/2027 (a)(r)	Lending Club	10/15/2024	22,000	21,456	21,343
211447593.SRDLC, 22.49%, 10/10/2027 (a)(r)	Lending Club	10/15/2024	20,000	19,505	19,359
211448302.SRDLC, 24.24%, 10/8/2029 (a)(r)	Lending Club	10/10/2024	27,000	26,329	26,674
211449537.SRDLC, 22.49%, 10/25/2027 (a)(r)	Lending Club	10/15/2024	18,000	17,555	17,426
211449835.SRDLC, 12.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	18,000	17,555	17,477
211450360.SRDLC, 23.99%, 10/10/2027 (a)(r)	Lending Club	10/15/2024	5,000	4,876	4,831
211450590.SRDLC, 18.99%, 10/10/2027 (a)(r)	Lending Club	10/15/2024	5,000	4,876	4,841
211450682.SRDLC, 29.49%, 10/16/2027 (a)(r)	Lending Club	10/18/2024	10,000	9,752	9,662
211451177.SRDLC, 28.99%, 10/10/2026 (a)(r)	Lending Club	10/15/2024	6,000	5,852	5,791
211451716.SRDLC, 23.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	9,000	8,777	8,707
211452595.SRDLC, 23.49%, 10/18/2027 (a)(r)	Lending Club	10/22/2024	25,000	24,379	24,243
211452867.SRDLC, 26.49%, 10/11/2028 (a)(r)	Lending Club	10/16/2024	3,000	2,925	2,897
211453144.SRDLC, 27.99%, 10/10/2029 (a)(r)	Lending Club	10/15/2024	6,000	5,851	5,776
211453555.SRDLC, 14.99%, 10/10/2027 (a)(r)	Lending Club	10/15/2024	11,000	10,728	10,672
211454037.SRDLC, 12.50%, 10/9/2029 (a)(r)	Lending Club	10/11/2024	24,000	23,405	23,897
211454763.SRDLC, 25.99%, 10/10/2027 (a)(r)	Lending Club	10/15/2024	25,000	24,381	24,153
211455458.SRDLC, 13.99%, 10/10/2027 (a)(r)	Lending Club	10/15/2024	15,000	14,629	14,554
211455718.SRDLC, 31.89%, 10/10/2028 (a)(r)	Lending Club	10/15/2024	10,287	10,030	9,901
211456925.SRDLC, 24.99%, 10/11/2027 (a)(r)	Lending Club	10/16/2024	4,000	3,901	3,867
211457257.SRDLC, 28.49%, 10/22/2029 (a)(r)	Lending Club	10/16/2024	7,000	6,826	6,745
211458360.SRDLC, 21.74%, 10/9/2029 (a)(r)	Lending Club	10/11/2024	9,800	9,556	9,724
211460569.SRDLC, 11.49%, 11/7/2029 (a)(r)	Lending Club	10/31/2024	48,000	46,800	46,800

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

110	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
211461344.SRDLC, 32.39%, 10/1/2029 (a)(r)	Lending Club	10/16/2024	$7,650	$7,459	$7,367
211461554.SRDLC, 23.49%, 10/11/2028 (a)(r)	Lending Club	10/16/2024	14,400	14,042	13,910
211462436.SRDLC, 21.99%, 10/11/2026 (a)(r)	Lending Club	10/16/2024	2,500	2,439	2,423
211463323.SRDLC, 25.99%, 10/11/2028 (a)(r)	Lending Club	10/16/2024	11,900	11,604	11,493
211463330.SRDLC, 25.99%, 10/17/2029 (a)(r)	Lending Club	10/21/2024	9,600	9,361	9,303
211463432.SRDLC, 29.99%, 10/11/2029 (a)(r)	Lending Club	10/16/2024	20,000	19,502	19,266
211463650.SRDLC, 13.24%, 10/16/2026 (a)(r)	Lending Club	10/11/2024	5,000	4,878	4,980
211466024.SRDLC, 27.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	5,000	4,876	4,829
211466328.SRDLC, 21.49%, 10/11/2026 (a)(r)	Lending Club	10/16/2024	15,000	14,631	14,541
211467698.SRDLC, 32.39%, 10/11/2029 (a)(r)	Lending Club	10/16/2024	10,756	10,488	10,357
211468089.SRDLC, 17.49%, 10/11/2026 (a)(r)	Lending Club	10/16/2024	13,000	12,681	12,627
211468131.SRDLC, 29.99%, 10/7/2028 (a)(r)	Lending Club	10/16/2024	11,000	10,726	10,593
211468242.SRDLC, 21.49%, 10/11/2026 (a)(r)	Lending Club	10/16/2024	22,700	22,142	22,006
211470422.SRDLC, 20.99%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	20,000	19,502	19,387
211471928.SRDLC, 28.99%, 10/11/2026 (a)(r)	Lending Club	10/16/2024	7,000	6,828	6,760
211472079.SRDLC, 12.99%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	20,000	19,503	19,936
211472099.SRDLC, 18.99%, 10/11/2026 (a)(r)	Lending Club	10/16/2024	7,200	7,023	6,981
211474391.SRDLC, 29.24%, 10/26/2029 (a)(r)	Lending Club	10/16/2024	9,000	8,776	8,918
211474562.SRDLC, 13.99%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	6,859	6,691	6,670
211474987.SRDLC, 15.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	18,000	17,555	17,474
211475080.SRDLC, 9.74%, 10/10/2027 (a)(r)	Lending Club	10/15/2024	3,892	3,795	3,884
211476560.SRDLC, 11.99%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	5,000	4,877	4,860
211479737.SRDLC, 18.99%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	5,000	4,877	4,850
211480286.SRDLC, 30.49%, 10/11/2029 (a)(r)	Lending Club	10/16/2024	8,500	8,288	8,188
211482353.SRDLC, 29.99%, 10/15/2028 (a)(r)	Lending Club	10/17/2024	5,500	5,363	5,302
211482695.SRDLC, 27.49%, 10/15/2028 (a)(r)	Lending Club	10/17/2024	5,000	4,876	4,821
211485232.SRDLC, 32.39%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	9,000	8,776	8,675
211485599.SRDLC, 30.49%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	24,500	23,889	23,619
211486185.SRDLC, 23.49%, 10/25/2026 (a)(r)	Lending Club	10/17/2024	5,500	5,365	5,328
211486325.SRDLC, 28.99%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	10,000	9,754	9,664
211486639.SRDLC, 22.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	5,500	5,364	5,329
211487350.SRDLC, 24.99%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	3,000	2,926	2,905
211487410.SRDLC, 15.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	5,000	4,876	4,854
211487568.SRDLC, 24.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	14,400	14,043	13,930
211487683.SRDLC, 23.99%, 10/28/2028 (a)(r)	Lending Club	10/17/2024	25,000	24,379	24,168
211488248.SRDLC, 25.49%, 10/3/2026 (a)(r)	Lending Club	10/17/2024	1,000	975	968
211488679.SRDLC, 24.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	2,000	1,950	1,935
211488922.SRDLC, 30.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	1,500	1,463	1,448
211489395.SRDLC, 32.39%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	8,500	8,288	8,193
211489649.SRDLC, 24.49%, 10/16/2027 (a)(r)	Lending Club	10/18/2024	10,000	9,752	9,679
211489874.SRDLC, 27.49%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	10,400	10,141	10,029
211489937.SRDLC, 28.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	15,000	14,628	14,485
211490039.SRDLC, 21.49%, 10/16/2027 (a)(r)	Lending Club	10/18/2024	7,000	6,827	6,785
211490380.SRDLC, 10.74%, 10/17/2027 (a)(r)	Lending Club	10/21/2024	40,000	39,008	39,912
211491439.SRDLC, 20.99%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	1,500	1,463	1,455
211492022.SRDLC, 30.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	3,000	2,926	2,896
211492318.SRDLC, 30.99%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	5,000	4,875	4,820
211492976.SRDLC, 24.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	6,000	5,851	5,804
211493368.SRDLC, 30.49%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	7,000	6,826	6,748
211493683.SRDLC, 17.49%, 10/15/2028 (a)(r)	Lending Club	10/17/2024	8,000	7,801	7,759
211493894.SRDLC, 22.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	11,000	10,728	10,658
211495256.SRDLC, 21.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	14,000	13,653	13,565

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	111

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
211495397.SRDLC, 28.99%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	$8,500	$8,288	$8,195
211495534.SRDLC, 20.99%, 10/18/2027 (a)(r)	Lending Club	10/22/2024	4,800	4,681	4,659
211495861.SRDLC, 19.49%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	4,500	4,389	4,365
211495900.SRDLC, 25.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	6,000	5,851	5,804
211496185.SRDLC, 32.39%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	8,400	8,191	8,097
211496319.SRDLC, 14.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	8,500	8,290	8,252
211497978.SRDLC, 21.49%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	5,900	5,755	5,722
211498108.SRDLC, 26.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	3,600	3,511	3,477
211499191.SRDLC, 21.49%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	20,000	19,508	19,397
211499476.SRDLC, 25.99%, 10/15/2028 (a)(r)	Lending Club	10/17/2024	24,000	23,403	23,194
211499792.SRDLC, 10.99%, 10/10/2028 (a)(r)	Lending Club	10/15/2024	13,000	12,678	12,972
211499974.SRDLC, 28.99%, 10/1/2026 (a)(r)	Lending Club	10/17/2024	13,405	13,070	12,950
211500110.SRDLC, 14.24%, 10/11/2027 (a)(r)	Lending Club	10/16/2024	6,400	6,242	6,367
211500343.SRDLC, 30.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	6,500	6,339	6,275
211500503.SRDLC, 20.49%, 10/10/2027 (a)(r)	Lending Club	10/15/2024	2,924	2,851	2,901
211500663.SRDLC, 20.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	2,600	2,536	2,519
211501793.SRDLC, 32.39%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	11,000	10,726	10,603
211501855.SRDLC, 18.49%, 10/16/2027 (a)(r)	Lending Club	10/18/2024	13,000	12,678	12,621
211502706.SRDLC, 31.89%, 10/15/2028 (a)(r)	Lending Club	10/17/2024	1,700	1,658	1,638
211504339.SRDLC, 23.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	1,000	975	967
211504790.SRDLC, 27.49%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	8,000	7,801	7,714
211507102.SRDLC, 22.49%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	5,000	4,877	4,849
211507655.SRDLC, 29.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	6,000	5,851	5,793
211509078.SRDLC, 11.24%, 10/15/2028 (a)(r)	Lending Club	10/17/2024	5,000	4,876	4,990
211509193.SRDLC, 32.39%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	11,500	11,213	11,085
211510505.SRDLC, 28.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	15,000	14,628	14,485
211511823.SRDLC, 18.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	3,000	2,926	2,907
211512682.SRDLC, 30.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	3,500	3,413	3,379
211513223.SRDLC, 25.99%, 10/15/2028 (a)(r)	Lending Club	10/17/2024	21,000	20,478	20,295
211513347.SRDLC, 10.49%, 10/24/2027 (a)(r)	Lending Club	10/28/2024	20,000	19,501	19,984
211513375.SRDLC, 27.99%, 10/15/2028 (a)(r)	Lending Club	10/17/2024	3,600	3,510	3,471
211513467.SRDLC, 17.99%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	6,400	6,243	6,218
211513717.SRDLC, 7.99%, 10/11/2027 (a)(r)	Lending Club	10/16/2024	31,000	30,235	30,944
211513749.SRDLC, 25.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	5,000	4,876	4,836
211513755.SRDLC, 21.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	8,000	7,802	7,752
211514751.SRDLC, 20.99%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	1,500	1,463	1,455
211515343.SRDLC, 25.49%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	8,000	7,803	7,747
211516025.SRDLC, 28.99%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	5,000	4,877	4,832
211517883.SRDLC, 30.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	5,000	4,876	4,827
211517925.SRDLC, 27.99%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	3,000	2,926	2,899
211518352.SRDLC, 26.49%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	10,000	9,751	9,671
211518650.SRDLC, 14.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	7,000	6,827	6,796
211519743.SRDLC, 27.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	15,000	14,628	14,486
211520253.SRDLC, 31.89%, 10/15/2028 (a)(r)	Lending Club	10/17/2024	3,000	2,925	2,891
211522163.SRDLC, 20.49%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	6,000	5,852	5,819
211523730.SRDLC, 23.49%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	11,000	10,729	10,653
211524009.SRDLC, 23.49%, 10/16/2027 (a)(r)	Lending Club	10/18/2024	10,000	9,752	9,679
211525137.SRDLC, 31.89%, 10/15/2028 (a)(r)	Lending Club	10/17/2024	5,000	4,876	4,819
211526530.SRDLC, 28.99%, 10/16/2026 (a)(r)	Lending Club	10/18/2024	3,000	2,926	2,901
211527092.SRDLC, 19.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	4,500	4,389	4,361
211527195.SRDLC, 23.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	10,000	9,752	9,674
211527324.SRDLC, 26.49%, 10/22/2029 (a)(r)	Lending Club	10/17/2024	20,000	19,502	19,344

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

112	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
211528697.SRDLC, 15.24%, 10/11/2027 (a)(r)	Lending Club	10/16/2024	$16,000	$15,604	$15,926
211529795.SRDLC, 18.99%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	2,000	1,951	1,940
211530213.SRDLC, 24.74%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	28,000	27,303	27,766
211530774.SRDLC, 32.39%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	14,500	14,138	13,977
211531055.SRDLC, 11.49%, 10/18/2027 (a)(r)	Lending Club	10/22/2024	7,900	7,704	7,884
211531284.SRDLC, 19.49%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	6,050	5,901	5,868
211531498.SRDLC, 29.99%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	25,000	24,377	24,102
211532703.SRDLC, 21.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	2,500	2,438	2,422
211532862.SRDLC, 26.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	6,500	6,339	6,277
211534325.SRDLC, 12.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	10,000	9,753	9,970
211534714.SRDLC, 23.49%, 10/15/2028 (a)(r)	Lending Club	10/17/2024	2,400	2,340	2,320
211536578.SRDLC, 27.49%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	6,500	6,340	6,282
211536599.SRDLC, 32.39%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	24,000	23,402	23,134
211537156.SRDLC, 21.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	16,500	16,091	15,988
211537340.SRDLC, 25.99%, 10/16/2027 (a)(r)	Lending Club	10/18/2024	15,500	15,116	15,000
211537878.SRDLC, 9.74%, 10/1/2027 (a)(r)	Lending Club	10/17/2024	2,100	2,048	2,096
211538493.SRDLC, 18.99%, 10/16/2027 (a)(r)	Lending Club	10/18/2024	3,600	3,511	3,490
211538746.SRDLC, 27.49%, 10/17/2029 (a)(r)	Lending Club	10/21/2024	22,100	21,549	21,372
211540242.SRDLC, 27.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	3,000	2,926	2,897
211542455.SRDLC, 22.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	5,000	4,876	4,837
211542707.SRDLC, 10.99%, 10/15/2028 (a)(r)	Lending Club	10/17/2024	6,000	5,851	5,988
211546763.SRDLC, 25.99%, 10/31/2027 (a)(r)	Lending Club	10/18/2024	14,400	14,043	13,938
211549129.SRDLC, 24.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	9,100	8,874	8,803
211555492.SRDLC, 23.99%, 10/15/2028 (a)(r)	Lending Club	10/17/2024	22,000	21,453	21,265
211555652.SRDLC, 12.99%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	5,850	5,706	5,686
211558542.SRDLC, 21.99%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	5,900	5,755	5,722
211561011.SRDLC, 19.49%, 10/16/2029 (a)(r)	Lending Club	10/17/2024	18,000	17,552	17,900
211561187.SRDLC, 11.24%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	22,000	21,456	21,936
211562123.SRDLC, 23.99%, 10/17/2028 (a)(r)	Lending Club	10/21/2024	20,900	20,380	20,246
211562556.SRDLC, 13.74%, 10/3/2026 (a)(r)	Lending Club	10/17/2024	11,000	10,730	10,965
211564078.SRDLC, 9.99%, 10/15/2028 (a)(r)	Lending Club	10/17/2024	25,500	24,868	25,466
211565457.SRDLC, 23.99%, 10/17/2026 (a)(r)	Lending Club	10/21/2024	2,000	1,951	1,940
211567458.SRDLC, 11.74%, 10/17/2029 (a)(r)	Lending Club	10/21/2024	35,000	34,129	34,917
211567724.SRDLC, 10.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	15,000	14,629	14,957
211568162.SRDLC, 30.99%, 10/16/2027 (a)(r)	Lending Club	10/18/2024	6,000	5,851	5,796
211569258.SRDLC, 13.99%, 10/1/2027 (a)(r)	Lending Club	10/17/2024	5,000	4,876	4,984
211576072.SRDLC, 14.99%, 10/16/2027 (a)(r)	Lending Club	10/18/2024	6,500	6,339	6,312
211577712.SRDLC, 20.99%, 10/16/2029 (a)(r)	Lending Club	10/18/2024	16,000	15,602	15,515
211578101.SRDLC, 14.24%, 10/28/2026 (a)(r)	Lending Club	10/17/2024	4,000	3,902	3,986
211579918.SRDLC, 9.74%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	32,000	31,209	31,943
211581281.SRDLC, 7.57%, 10/23/2028 (a)(r)	Lending Club	10/25/2024	7,500	7,313	7,495
211581640.SRDLC, 22.99%, 10/16/2028 (a)(r)	Lending Club	10/18/2024	20,000	19,503	19,344
211581875.SRDLC, 23.99%, 10/16/2026 (a)(r)	Lending Club	10/18/2024	12,000	11,704	11,626
211582447.SRDLC, 28.49%, 10/16/2029 (a)(r)	Lending Club	10/18/2024	19,000	18,526	18,333
211582963.SRDLC, 20.49%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	10,000	9,751	9,937
211583304.SRDLC, 22.99%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	21,000	20,477	20,827
211583363.SRDLC, 28.49%, 10/16/2027 (a)(r)	Lending Club	10/18/2024	8,500	8,289	8,213
211583920.SRDLC, 23.49%, 10/16/2026 (a)(r)	Lending Club	10/18/2024	11,000	10,729	10,658
211592263.SRDLC, 28.99%, 10/16/2026 (a)(r)	Lending Club	10/18/2024	7,000	6,827	6,768
211593483.SRDLC, 23.49%, 10/16/2026 (a)(r)	Lending Club	10/18/2024	5,000	4,877	4,844
211593489.SRDLC, 12.24%, 10/16/2029 (a)(r)	Lending Club	10/18/2024	40,000	39,005	39,882
211594330.SRDLC, 6.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	14,400	14,044	14,384

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	113

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
211596437.SRDLC, 28.49%, 10/23/2028 (a)(r)	Lending Club	10/22/2024	$11,000	$10,726	$10,950
211598776.SRDLC, 12.99%, 10/19/2029 (a)(r)	Lending Club	10/28/2024	23,000	22,426	22,974
211598872.SRDLC, 13.99%, 10/21/2027 (a)(r)	Lending Club	10/23/2024	30,000	29,255	29,913
211602340.SRDLC, 25.49%, 10/16/2026 (a)(r)	Lending Club	10/18/2024	7,577	7,390	7,343
211603051.SRDLC, 20.99%, 10/17/2027 (a)(r)	Lending Club	10/21/2024	3,000	2,925	2,911
211603115.SRDLC, 21.49%, 10/17/2027 (a)(r)	Lending Club	10/21/2024	14,000	13,652	13,584
211604440.SRDLC, 12.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	9,834	9,591	9,824
211605590.SRDLC, 24.99%, 10/16/2027 (a)(r)	Lending Club	10/18/2024	6,000	5,851	5,807
211607519.SRDLC, 21.49%, 10/16/2027 (a)(r)	Lending Club	10/18/2024	13,000	12,678	12,601
211607731.SRDLC, 20.99%, 10/17/2027 (a)(r)	Lending Club	10/21/2024	3,600	3,511	3,493
211609108.SRDLC, 30.99%, 10/17/2027 (a)(r)	Lending Club	10/21/2024	5,000	4,876	4,838
211610325.SRDLC, 28.49%, 10/17/2029 (a)(r)	Lending Club	10/21/2024	15,000	14,626	14,505
211612188.SRDLC, 29.99%, 10/28/2027 (a)(r)	Lending Club	10/23/2024	3,200	3,120	3,101
211612897.SRDLC, 23.99%, 10/17/2028 (a)(r)	Lending Club	10/21/2024	3,000	2,925	2,906
211613974.SRDLC, 7.99%, 10/17/2027 (a)(r)	Lending Club	10/21/2024	21,175	20,650	21,147
211614206.SRDLC, 10.49%, 10/16/2029 (a)(r)	Lending Club	10/18/2024	4,500	4,388	4,491
211617223.SRDLC, 21.49%, 10/17/2026 (a)(r)	Lending Club	10/21/2024	3,300	3,218	3,204
211617872.SRDLC, 27.49%, 10/17/2028 (a)(r)	Lending Club	10/21/2024	5,000	4,875	4,835
211618533.SRDLC, 28.99%, 10/17/2029 (a)(r)	Lending Club	10/21/2024	6,000	5,850	5,802
211619073.SRDLC, 21.49%, 10/17/2027 (a)(r)	Lending Club	10/21/2024	15,000	14,627	14,555
211619235.SRDLC, 24.49%, 10/17/2029 (a)(r)	Lending Club	10/21/2024	16,000	15,601	15,901
211619478.SRDLC, 20.99%, 10/17/2027 (a)(r)	Lending Club	10/21/2024	1,800	1,755	1,747
211620080.SRDLC, 9.74%, 10/27/2027 (a)(r)	Lending Club	10/18/2024	17,000	16,580	16,972
211621156.SRDLC, 16.99%, 10/17/2026 (a)(r)	Lending Club	10/21/2024	5,000	4,877	4,861
211621206.SRDLC, 30.99%, 10/17/2027 (a)(r)	Lending Club	10/21/2024	3,000	2,925	2,903
211625334.SRDLC, 8.74%, 10/16/2026 (a)(r)	Lending Club	10/18/2024	5,000	4,877	4,994
211628722.SRDLC, 23.49%, 10/17/2026 (a)(r)	Lending Club	10/21/2024	1,500	1,463	1,455
211638298.SRDLC, 29.49%, 10/17/2028 (a)(r)	Lending Club	10/21/2024	5,000	4,875	4,834
211641271.SRDLC, 32.39%, 10/17/2029 (a)(r)	Lending Club	10/21/2024	5,000	4,875	4,833
211641850.SRDLC, 29.99%, 10/18/2029 (a)(r)	Lending Club	10/22/2024	5,000	4,875	4,838
211643134.SRDLC, 24.99%, 10/17/2027 (a)(r)	Lending Club	10/21/2024	1,500	1,463	1,454
211643423.SRDLC, 30.49%, 10/17/2029 (a)(r)	Lending Club	10/21/2024	5,350	5,216	5,173
211643865.SRDLC, 27.49%, 10/18/2027 (a)(r)	Lending Club	10/22/2024	8,800	8,581	8,523
211645327.SRDLC, 27.49%, 10/17/2027 (a)(r)	Lending Club	10/21/2024	23,000	22,428	22,263
211646516.SRDLC, 27.49%, 10/17/2027 (a)(r)	Lending Club	10/21/2024	7,000	6,826	6,776
211648664.SRDLC, 28.99%, 10/18/2026 (a)(r)	Lending Club	10/22/2024	15,000	14,629	14,534
211649625.SRDLC, 25.49%, 10/18/2026 (a)(r)	Lending Club	10/22/2024	11,000	10,728	10,673
211650428.SRDLC, 14.49%, 10/18/2028 (a)(r)	Lending Club	10/22/2024	20,800	20,283	20,208
211653693.SRDLC, 21.49%, 10/18/2027 (a)(r)	Lending Club	10/22/2024	3,300	3,218	3,203
211654305.SRDLC, 20.99%, 10/18/2027 (a)(r)	Lending Club	10/22/2024	8,000	7,801	7,766
211654450.SRDLC, 14.99%, 10/27/2027 (a)(r)	Lending Club	10/22/2024	4,500	4,388	4,374
211656467.SRDLC, 21.49%, 10/18/2027 (a)(r)	Lending Club	10/22/2024	5,000	4,876	4,853
211660307.SRDLC, 12.50%, 10/21/2029 (a)(r)	Lending Club	10/21/2024	28,900	28,180	28,830
211660730.SRDLC, 24.99%, 10/18/2027 (a)(r)	Lending Club	10/22/2024	5,000	4,876	4,848
211664816.SRDLC, 26.49%, 10/18/2029 (a)(r)	Lending Club	10/22/2024	7,800	7,605	7,562
211665392.SRDLC, 7.66%, 10/17/2027 (a)(r)	Lending Club	10/21/2024	25,000	24,380	24,968
211666657.SRDLC, 23.49%, 10/18/2027 (a)(r)	Lending Club	10/22/2024	12,000	11,702	11,637
211667220.SRDLC, 9.74%, 10/24/2027 (a)(r)	Lending Club	10/28/2024	10,400	10,141	10,392
211671848.SRDLC, 27.49%, 10/21/2027 (a)(r)	Lending Club	10/23/2024	10,000	9,751	9,693
211675292.SRDLC, 20.99%, 10/18/2026 (a)(r)	Lending Club	10/22/2024	4,200	4,096	4,079
211677125.SRDLC, 26.49%, 10/31/2028 (a)(r)	Lending Club	10/22/2024	18,000	17,552	17,444
211677403.SRDLC, 29.49%, 10/21/2027 (a)(r)	Lending Club	10/23/2024	6,000	5,851	5,815

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

114	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
211678113.SRDLC, 25.99%, 10/18/2027 (a)(r)	Lending Club	10/22/2024	$2,500	$2,438	$2,424
211678176.SRDLC, 31.89%, 10/18/2028 (a)(r)	Lending Club	10/22/2024	6,600	6,435	6,384
211679180.SRDLC, 32.39%, 10/18/2029 (a)(r)	Lending Club	10/22/2024	5,000	4,875	4,837
211681648.SRDLC, 32.39%, 10/21/2029 (a)(r)	Lending Club	10/23/2024	9,000	8,775	8,714
211689511.SRDLC, 9.49%, 10/18/2027 (a)(r)	Lending Club	10/22/2024	16,800	16,383	16,778
211690816.SRDLC, 7.83%, 10/25/2028 (a)(r)	Lending Club	10/29/2024	40,000	39,002	39,980
211699716.SRDLC, 8.24%, 10/21/2027 (a)(r)	Lending Club	10/23/2024	12,000	11,702	11,986
211701112.SRDLC, 10.49%, 10/23/2028 (a)(r)	Lending Club	10/25/2024	24,000	23,402	23,974
211706352.SRDLC, 13.74%, 10/22/2029 (a)(r)	Lending Club	10/24/2024	8,500	8,288	8,484
211709941.SRDLC, 16.49%, 10/21/2029 (a)(r)	Lending Club	10/23/2024	21,225	20,696	21,181
211715137.SRDLC, 9.74%, 10/23/2027 (a)(r)	Lending Club	10/25/2024	7,500	7,313	7,492
211725389.SRDLC, 20.25%, 10/21/2029 (a)(r)	Lending Club	10/23/2024	21,000	20,476	20,925
211729220.SRDLC, 14.74%, 10/24/2030 (a)(r)	Lending Club	10/28/2024	24,050	23,449	24,025
211730096.SRDLC, 7.24%, 10/21/2027 (a)(r)	Lending Club	10/23/2024	22,100	21,551	22,082
211741577.SRDLC, 29.49%, 10/31/2029 (a)(r)	Lending Club	10/28/2024	25,000	24,375	24,297
211742495.SRDLC, 24.24%, 10/21/2029 (a)(r)	Lending Club	10/23/2024	8,500	8,288	8,457
211751095.SRDLC, 15.50%, 10/22/2027 (a)(r)	Lending Club	10/24/2024	2,500	2,438	2,494
211755003.SRDLC, 22.49%, 10/22/2026 (a)(r)	Lending Club	10/24/2024	6,000	5,851	5,831
211755456.SRDLC, 17.24%, 10/22/2027 (a)(r)	Lending Club	10/24/2024	22,000	21,453	21,939
211755710.SRDLC, 32.39%, 10/23/2029 (a)(r)	Lending Club	10/25/2024	11,000	10,725	10,666
211772043.SRDLC, 30.99%, 10/23/2027 (a)(r)	Lending Club	10/25/2024	6,000	5,851	5,821
211773210.SRDLC, 14.49%, 10/22/2029 (a)(r)	Lending Club	10/24/2024	7,800	7,606	7,782
211786210.SRDLC, 13.49%, 10/24/2027 (a)(r)	Lending Club	10/28/2024	8,500	8,288	8,490
211788018.SRDLC, 7.24%, 10/23/2027 (a)(r)	Lending Club	10/25/2024	12,800	12,482	12,791
211795218.SRDLC, 9.74%, 10/23/2027 (a)(r)	Lending Club	10/25/2024	8,800	8,581	8,788
211796468.SRDLC, 21.49%, 10/23/2027 (a)(r)	Lending Club	10/25/2024	17,500	17,064	17,008
211796634.SRDLC, 15.74%, 10/23/2029 (a)(r)	Lending Club	10/25/2024	15,500	15,113	15,461
211802808.SRDLC, 14.24%, 10/23/2027 (a)(r)	Lending Club	10/25/2024	40,000	39,005	39,915
211802885.SRDLC, 7.24%, 10/23/2027 (a)(r)	Lending Club	10/25/2024	14,000	13,652	13,990
211810054.SRDLC, 9.74%, 10/29/2027 (a)(r)	Lending Club	10/31/2024	39,000	38,025	38,025
211818156.SRDLC, 31.89%, 10/28/2028 (a)(r)	Lending Club	10/30/2024	15,000	14,625	14,625
211827137.SRDLC, 17.99%, 10/24/2029 (a)(r)	Lending Club	10/28/2024	25,000	24,376	24,962
211827148.SRDLC, 10.74%, 10/24/2026 (a)(r)	Lending Club	10/28/2024	15,000	14,627	14,987
211830260.SRDLC, 13.74%, 10/28/2029 (a)(r)	Lending Club	10/30/2024	7,000	6,825	6,825
211833043.SRDLC, 14.25%, 10/25/2029 (a)(r)	Lending Club	10/29/2024	40,000	39,001	39,957
211833430.SRDLC, 21.49%, 10/29/2027 (a)(r)	Lending Club	10/31/2024	25,000	24,375	24,375
211836473.SRDLC, 12.74%, 10/24/2030 (a)(r)	Lending Club	10/28/2024	14,000	13,650	13,987
211836705.SRDLC, 15.49%, 10/25/2029 (a)(r)	Lending Club	10/29/2024	26,000	25,351	25,970
211838143.SRDLC, 12.49%, 10/24/2027 (a)(r)	Lending Club	10/28/2024	18,000	17,551	17,981
211849428.SRDLC, 11.49%, 10/25/2027 (a)(r)	Lending Club	10/29/2024	2,500	2,438	2,498
211851211.SRDLC, 14.24%, 10/25/2029 (a)(r)	Lending Club	10/29/2024	17,000	16,575	16,982
211854729.SRDLC, 7.17%, 10/25/2027 (a)(r)	Lending Club	10/29/2024	10,500	10,238	10,495
211857238.SRDLC, 7.83%, 10/28/2028 (a)(r)	Lending Club	10/30/2024	18,900	18,428	18,428
211859957.SRDLC, 12.49%, 10/29/2027 (a)(r)	Lending Club	10/31/2024	24,000	23,400	23,400
211863518.SRDLC, 6.74%, 10/28/2027 (a)(r)	Lending Club	10/30/2024	25,000	24,376	24,376
211869449.SRDLC, 7.24%, 10/28/2027 (a)(r)	Lending Club	10/30/2024	17,600	17,161	17,161
211880263.SRDLC, 12.99%, 10/28/2027 (a)(r)	Lending Club	10/30/2024	49,500	48,264	48,264
211880623.SRDLC, 25.99%, 10/28/2029 (a)(r)	Lending Club	10/30/2024	24,000	23,400	23,400
211882128.SRDLC, 12.99%, 10/28/2027 (a)(r)	Lending Club	10/30/2024	2,250	2,194	2,194
211886136.SRDLC, 10.49%, 10/28/2028 (a)(r)	Lending Club	10/30/2024	25,500	24,863	24,863
211887025.SRDLC, 11.24%, 10/28/2029 (a)(r)	Lending Club	10/30/2024	21,000	20,475	20,475
211894049.SRDLC, 18.06%, 10/28/2026 (a)(r)	Lending Club	10/30/2024	1,000	975	975

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	115

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
211900969.SRDLC, 15.74%, 10/28/2030 (a)(r)	Lending Club	10/30/2024	$16,000	$15,600	$15,600
211912482.SRDLC, 12.24%, 10/28/2029 (a)(r)	Lending Club	10/30/2024	35,500	34,613	34,613
CBM3902241.SRDUP, 20.11%, 8/4/2028 (a)(r)	Upstart	8/09/2023	1,271	1,265	1,258
CBM3902412.SRDUP, 25.25%, 8/4/2026 (a)(r)	Upstart	8/09/2023	3,750	3,737	3,717
CBM3908661.SRDUP, 23.08%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	4,329	4,308	4,133
CBM3908662.SRDUP, 19.68%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	847	843	838
CBM3909789.SRDUP, 22.24%, 8/2/2026 (a)(n)(r)	Upstart	8/07/2023	687	684	679
CBM3909800.SRDUP, 28.26%, 8/2/2028 (a)(r)	Upstart	8/07/2023	2,273	2,263	2,245
CBM3909833.SRDUP, 18.53%, 8/2/2026 (a)(r)	Upstart	8/07/2023	6,752	6,730	6,679
CBM3909834.SRDUP, 22.43%, 8/2/2028 (a)(r)	Upstart	8/07/2023	3,280	3,265	3,252
CBM3909848.SRDUP, 25.30%, 8/2/2026 (a)(r)	Upstart	8/07/2023	3,831	3,817	3,765
CBM3909869.SRDUP, 28.92%, 8/2/2028 (a)(r)	Upstart	8/07/2023	876	872	835
CBM3909880.SRDUP, 25.58%, 8/2/2028 (a)(r)	Upstart	8/07/2023	1,929	1,919	1,912
CBM3909885.SRDUP, 16.50%, 8/2/2028 (a)(r)	Upstart	8/07/2023	18,352	18,276	18,151
CBM3909893.SRDUP, 26.83%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	4,879	4,854	691
CBM3909897.SRDUP, 28.34%, 8/2/2028 (a)(r)	Upstart	8/07/2023	1,156	1,151	1,107
CBM3909905.SRDUP, 21.51%, 8/17/2028 (a)(n)(r)	Upstart	8/07/2023	3,003	2,988	2,969
CBM3909924.SRDUP, 27.54%, 1/6/2027 (a)(n)(r)	Upstart	8/07/2023	1,752	1,744	1,667
CBM3909977.SRDUP, 20.46%, 8/2/2026 (a)(r)	Upstart	8/07/2023	1,685	1,680	1,670
CBM3909998.SRDUP, 26.58%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	21,136	21,032	9,901
CBM3910004.SRDUP, 27.66%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	30,399	30,247	4,304
CBM3910010.SRDUP, 24.42%, 8/2/2028 (a)(r)	Upstart	8/07/2023	4,132	4,125	4,099
CBM3910035.SRDUP, 25.43%, 8/2/2026 (a)(r)	Upstart	8/07/2023	1,395	1,391	1,367
CBM3910037.SRDUP, 28.53%, 8/2/2028 (a)(r)	Upstart	8/07/2023	1,749	1,745	1,668
CBM3910045.SRDUP, 27.13%, 8/17/2028 (a)(n)(r)	Upstart	8/07/2023	14,031	13,971	13,387
CBM3910047.SRDUP, 21.61%, 8/2/2028 (a)(r)	Upstart	8/07/2023	2,386	2,376	2,367
CBM3910080.SRDUP, 28.54%, 8/2/2028 (a)(r)	Upstart	8/07/2023	1,224	1,219	1,209
CBM3910090.SRDUP, 26.46%, 8/2/2028 (a)(r)	Upstart	8/07/2023	3,035	3,022	2,914
CBM3910097.SRDUP, 28.65%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	1,084	1,078	537
CBM3910113.SRDUP, 24.04%, 8/2/2028 (a)(r)	Upstart	8/07/2023	2,581	2,577	2,553
CBM3910123.SRDUP, 6.00%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	4,067	4,049	3,897
CBM3910141.SRDUP, 28.08%, 8/2/2028 (a)(r)	Upstart	8/07/2023	6,650	6,626	6,306
CBM3910143.SRDUP, 23.88%, 8/2/2026 (a)(r)	Upstart	8/07/2023	693	690	685
CBM3910144.SRDUP, 28.62%, 8/2/2028 (a)(r)	Upstart	8/07/2023	2,975	2,962	2,836
CBM3910154.SRDUP, 20.27%, 8/2/2026 (a)(r)	Upstart	8/07/2023	784	782	777
CBM3910155.SRDUP, 25.41%, 8/2/2026 (a)(n)(r)	Upstart	8/07/2023	8,582	8,539	1,705
CBM3910160.SRDUP, 28.35%, 8/2/2028 (a)(r)	Upstart	8/07/2023	1,122	1,117	1,069
CBM3910165.SRDUP, 28.75%, 8/2/2028 (a)(r)	Upstart	8/07/2023	1,313	1,307	1,252
CBM3910216.SRDUP, 17.56%, 8/2/2028 (a)(r)	Upstart	8/07/2023	42,028	41,854	41,564
CBM3910222.SRDUP, 17.38%, 8/2/2026 (a)(n)(r)	Upstart	8/07/2023	6,770	6,739	6,638
CBM3910258.SRDUP, 26.04%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	17,071	16,997	16,377
CBM3910262.SRDUP, 26.17%, 8/2/2028 (a)(r)	Upstart	8/07/2023	13,170	13,114	12,963
CBM3910275.SRDUP, 29.41%, 1/2/2029 (a)(n)(r)	Upstart	8/07/2023	9,701	9,653	9,513
CBM3910281.SRDUP, 21.26%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	18,383	18,305	18,200
CBM3910287.SRDUP, 19.12%, 1/2/2027 (a)(n)(r)	Upstart	8/07/2023	3,468	3,451	3,408
CBM3910308.SRDUP, 24.05%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	1,550	1,543	1,533
CBM3910333.SRDUP, 19.30%, 8/2/2026 (a)(n)(r)	Upstart	8/07/2023	8,404	8,377	8,329
CBM3910374.SRDUP, 28.85%, 8/2/2028 (a)(r)	Upstart	8/07/2023	12,171	12,125	11,541
CBM3910438.SRDUP, 22.29%, 8/2/2028 (a)(r)	Upstart	8/07/2023	43,078	42,897	42,649
CBM3910645.SRDUP, 20.35%, 8/2/2026 (a)(r)	Upstart	8/07/2023	770	768	763
CBM3910696.SRDUP, 15.86%, 8/2/2026 (a)(r)	Upstart	8/07/2023	3,803	3,790	3,734
CBM3910741.SRDUP, 28.68%, 8/2/2028 (a)(r)	Upstart	8/07/2023	875	871	834

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

116	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
CBM3910777.SRDUP, 28.96%, 8/2/2028 (a)(r)	Upstart	8/07/2023	$3,942	$3,924	$3,758
CBM3910827.SRDUP, 28.81%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	3,290	3,274	645
CBM3910886.SRDUP, 21.62%, 8/2/2028 (a)(r)	Upstart	8/07/2023	14,142	14,082	14,033
CBM3910906.SRDUP, 23.87%, 8/2/2028 (a)(r)	Upstart	8/07/2023	3,009	2,997	2,977
CBM3910941.SRDUP, 28.08%, 8/2/2028 (a)(r)	Upstart	8/07/2023	2,919	2,906	2,797
CBM3910994.SRDUP, 28.82%, 8/2/2028 (a)(r)	Upstart	8/07/2023	1,226	1,220	1,169
CBM3911183.SRDUP, 26.29%, 8/2/2028 (a)(r)	Upstart	8/07/2023	25,422	25,312	25,127
CBM3911219.SRDUP, 23.85%, 8/2/2026 (a)(r)	Upstart	8/07/2023	1,593	1,588	1,560
CBM3911341.SRDUP, 26.92%, 8/2/2028 (a)(r)	Upstart	8/07/2023	1,534	1,527	1,472
CBM3911374.SRDUP, 16.80%, 8/2/2026 (a)(r)	Upstart	8/07/2023	1,607	1,601	1,575
CBM3911397.SRDUP, 28.17%, 8/2/2028 (a)(r)	Upstart	8/07/2023	1,256	1,250	1,204
CBM3911399.SRDUP, 19.04%, 8/2/2028 (a)(r)	Upstart	8/07/2023	3,806	3,790	3,766
CBM3911489.SRDUP, 25.68%, 8/3/2026 (a)(r)	Upstart	8/08/2023	3,842	3,829	3,799
CBM3911508.SRDUP, 25.51%, 8/3/2028 (a)(r)	Upstart	8/08/2023	14,763	14,699	14,183
CBM3911536.SRDUP, 28.83%, 8/3/2028 (a)(r)	Upstart	8/08/2023	1,401	1,398	1,336
CBM3911545.SRDUP, 18.21%, 1/3/2029 (a)(n)(r)	Upstart	8/08/2023	43,268	43,069	42,637
CBM3911584.SRDUP, 28.38%, 8/3/2028 (a)(n)(r)	Upstart	8/08/2023	1,805	1,796	341
CBM3911670.SRDUP, 22.35%, 1/18/2027 (a)(n)(r)	Upstart	8/08/2023	1,863	1,854	1,749
CBM3911678.SRDUP, 26.88%, 8/3/2028 (a)(r)	Upstart	8/08/2023	13,043	12,986	12,446
CBM3911719.SRDUP, 14.11%, 8/3/2026 (a)(r)	Upstart	8/08/2023	2,904	2,895	2,897
CBM3911722.SRDUP, 18.11%, 8/3/2028 (a)(r)	Upstart	8/08/2023	2,521	2,510	2,493
CBM3911728.SRDUP, 25.65%, 8/3/2026 (a)(r)	Upstart	8/08/2023	4,400	4,385	4,313
CBM3911740.SRDUP, 24.49%, 8/3/2028 (a)(r)	Upstart	8/08/2023	1,032	1,028	992
CBM3911766.SRDUP, 27.45%, 8/3/2028 (a)(r)	Upstart	8/08/2023	1,061	1,056	1,007
CBM3911810.SRDUP, 26.08%, 8/3/2028 (a)(r)	Upstart	8/08/2023	1,821	1,813	1,738
CBM3911849.SRDUP, 28.42%, 8/3/2028 (a)(r)	Upstart	8/08/2023	4,186	4,168	4,020
CBM3911864.SRDUP, 23.32%, 8/3/2028 (a)(n)(r)	Upstart	8/08/2023	14,443	14,371	2,753
CBM3911873.SRDUP, 27.00%, 8/3/2028 (a)(r)	Upstart	8/08/2023	4,002	3,984	3,956
CBM3911895.SRDUP, 28.58%, 8/3/2028 (a)(r)	Upstart	8/08/2023	2,274	2,264	2,170
CBM3911896.SRDUP, 28.32%, 8/3/2028 (a)(n)(r)	Upstart	8/08/2023	1,327	1,320	666
CBM3911897.SRDUP, 13.99%, 8/3/2026 (a)(r)	Upstart	8/08/2023	2,170	2,169	2,150
CBM3911971.SRDUP, 15.61%, 8/3/2028 (a)(r)	Upstart	8/08/2023	11,619	11,571	11,698
CBM3912134.SRDUP, 29.66%, 8/3/2028 (a)(r)	Upstart	8/08/2023	7,465	7,433	7,121
CBM3912172.SRDUP, 14.10%, 8/3/2028 (a)(r)	Upstart	8/08/2023	7,728	7,689	7,637
CBM3912220.SRDUP, 27.72%, 8/3/2028 (a)(r)	Upstart	8/08/2023	872	868	832
CBM3912491.SRDUP, 28.71%, 8/8/2028 (a)(n)(r)	Upstart	8/08/2023	7,566	7,528	2,124
CBM3912534.SRDUP, 28.88%, 8/3/2028 (a)(r)	Upstart	8/08/2023	876	872	835
CBM3913126.SRDUP, 22.47%, 8/4/2028 (a)(r)	Upstart	8/09/2023	8,553	8,516	8,471
CBM3913145.SRDUP, 13.52%, 8/4/2028 (a)(r)	Upstart	8/09/2023	12,346	12,295	12,429
CBM3913151.SRDUP, 25.59%, 8/4/2026 (a)(r)	Upstart	8/09/2023	2,165	2,157	2,122
CBM3913152.SRDUP, 28.59%, 8/4/2028 (a)(r)	Upstart	8/09/2023	3,918	3,901	3,759
CBM3913205.SRDUP, 27.15%, 8/4/2028 (a)(r)	Upstart	8/09/2023	8,704	8,666	8,607
CBM3913207.SRDUP, 24.08%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	6,210	6,179	1,656
CBM3913224.SRDUP, 25.53%, 8/4/2026 (a)(n)(r)	Upstart	8/09/2023	3,472	3,460	3,416
CBM3913228.SRDUP, 28.70%, 8/4/2028 (a)(r)	Upstart	8/09/2023	1,486	1,479	1,428
CBM3913262.SRDUP, 20.06%, 8/4/2028 (a)(r)	Upstart	8/09/2023	12,705	12,651	12,572
CBM3913263.SRDUP, 29.66%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	4,492	4,469	4,242
CBM3913286.SRDUP, 21.72%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	44,086	43,866	11,434
CBM3913301.SRDUP, 28.56%, 8/4/2028 (a)(r)	Upstart	8/09/2023	1,557	1,550	1,496
CBM3913355.SRDUP, 27.81%, 8/4/2028 (a)(r)	Upstart	8/09/2023	2,564	2,552	2,456
CBM3913378.SRDUP, 17.16%, 1/4/2029 (a)(r)	Upstart	8/09/2023	7,720	7,687	7,587
CBM3913379.SRDUP, 24.34%, 8/4/2028 (a)(r)	Upstart	8/09/2023	16,849	16,770	16,191

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	117

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
CBM3913383.SRDUP, 25.87%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	$6,144	$6,113	$1,732
CBM3913406.SRDUP, 23.37%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	2,542	2,531	2,524
CBM3913412.SRDUP, 14.09%, 8/4/2028 (a)(r)	Upstart	8/09/2023	14,688	14,628	14,542
CBM3913421.SRDUP, 14.52%, 8/4/2026 (a)(r)	Upstart	8/09/2023	993	989	982
CBM3913427.SRDUP, 29.19%, 8/4/2028 (a)(r)	Upstart	8/09/2023	1,052	1,047	1,004
CBM3913442.SRDUP, 21.63%, 8/4/2026 (a)(r)	Upstart	8/09/2023	4,212	4,198	4,172
CBM3913451.SRDUP, 22.49%, 8/4/2028 (a)(r)	Upstart	8/09/2023	19,502	19,419	19,316
CBM3913457.SRDUP, 28.28%, 8/4/2028 (a)(r)	Upstart	8/09/2023	1,654	1,647	1,590
CBM3913461.SRDUP, 26.76%, 8/4/2028 (a)(r)	Upstart	8/09/2023	4,346	4,327	4,150
CBM3913475.SRDUP, 20.52%, 8/4/2028 (a)(r)	Upstart	8/09/2023	16,970	16,898	16,790
CBM3913499.SRDUP, 28.31%, 8/4/2028 (a)(r)	Upstart	8/09/2023	1,972	1,962	1,888
CBM3913500.SRDUP, 27.57%, 8/4/2028 (a)(r)	Upstart	8/09/2023	2,463	2,453	2,423
CBM3913502.SRDUP, 25.31%, 8/4/2026 (a)(r)	Upstart	8/09/2023	977	973	958
CBM3913524.SRDUP, 18.50%, 8/4/2028 (a)(r)	Upstart	8/09/2023	28,694	28,668	28,409
CBM3913556.SRDUP, 20.57%, 8/4/2028 (a)(r)	Upstart	8/09/2023	4,948	4,927	4,908
CBM3913576.SRDUP, 19.59%, 8/4/2026 (a)(n)(r)	Upstart	8/09/2023	2,228	2,218	316
CBM3913602.SRDUP, 24.34%, 8/4/2026 (a)(r)	Upstart	8/09/2023	3,471	3,459	3,434
CBM3913790.SRDUP, 28.84%, 8/4/2028 (a)(r)	Upstart	8/09/2023	1,716	1,712	1,644
CBM3913801.SRDUP, 28.76%, 8/4/2028 (a)(r)	Upstart	8/09/2023	3,594	3,578	3,431
CBM3914003.SRDUP, 23.25%, 8/4/2026 (a)(r)	Upstart	8/09/2023	2,970	2,960	2,943
CBM3914008.SRDUP, 28.71%, 8/4/2028 (a)(r)	Upstart	8/09/2023	2,006	1,997	1,927
CBM3914140.SRDUP, 20.37%, 8/4/2026 (a)(r)	Upstart	8/09/2023	5,026	5,000	4,981
CBM3914356.SRDUP, 28.48%, 8/4/2028 (a)(r)	Upstart	8/09/2023	8,569	8,532	8,180
CBM3914443.SRDUP, 26.56%, 1/4/2029 (a)(n)(r)	Upstart	8/09/2023	42,719	42,506	40,325
CBM3914593.SRDUP, 23.95%, 1/4/2029 (a)(n)(r)	Upstart	8/09/2023	46,778	46,603	45,653
CBM3954098.SRDUP, 28.69%, 9/1/2026 (a)(r)	Upstart	9/07/2023	4,086	4,066	4,001
CBM3954143.SRDUP, 28.58%, 9/1/2028 (a)(r)	Upstart	9/07/2023	5,020	5,009	4,731
CBM3954153.SRDUP, 25.94%, 9/1/2026 (a)(n)(r)	Upstart	9/07/2023	1,533	1,526	1,501
CBM3954196.SRDUP, 27.53%, 9/1/2028 (a)(n)(r)	Upstart	9/07/2023	17,618	17,568	16,796
CBM3954198.SRDUP, 29.94%, 9/1/2028 (a)(r)	Upstart	9/07/2023	12,265	12,211	11,616
CBM3954201.SRDUP, 23.42%, 9/1/2028 (a)(r)	Upstart	9/07/2023	19,387	19,348	18,493
CBM3954214.SRDUP, 28.76%, 9/1/2028 (a)(r)	Upstart	9/07/2023	2,036	2,027	1,941
CBM3954283.SRDUP, 28.28%, 9/1/2028 (a)(r)	Upstart	9/07/2023	33,140	32,993	31,591
CBM3954304.SRDUP, 30.51%, 9/1/2028 (a)(n)(r)	Upstart	9/07/2023	1,234	1,228	175
CBM3954311.SRDUP, 29.07%, 9/1/2026 (a)(r)	Upstart	9/07/2023	6,962	6,937	6,822
CBM3954330.SRDUP, 27.11%, 9/1/2028 (a)(n)(r)	Upstart	9/07/2023	729	725	235
CBM3954333.SRDUP, 30.59%, 9/1/2028 (a)(n)(r)	Upstart	9/07/2023	1,291	1,286	1,230
CBM3954341.SRDUP, 30.91%, 9/1/2028 (a)(r)	Upstart	9/07/2023	1,693	1,685	1,613
CBM3954356.SRDUP, 26.92%, 9/1/2028 (a)(r)	Upstart	9/07/2023	40,032	39,856	39,551
CBM3954359.SRDUP, 24.68%, 9/1/2028 (a)(r)	Upstart	9/07/2023	37,722	37,558	35,977
CBM3954363.SRDUP, 22.47%, 9/1/2028 (a)(r)	Upstart	9/07/2023	42,331	42,147	41,799
CBM3954393.SRDUP, 28.90%, 9/1/2028 (a)(r)	Upstart	9/07/2023	1,026	1,021	976
CBM3954441.SRDUP, 28.88%, 9/1/2028 (a)(r)	Upstart	9/07/2023	1,063	1,059	1,007
CBM3954449.SRDUP, 22.36%, 9/1/2028 (a)(r)	Upstart	9/07/2023	17,322	17,247	17,141
CBM3954476.SRDUP, 30.17%, 9/1/2028 (a)(r)	Upstart	9/07/2023	889	885	847
CBM3954499.SRDUP, 27.69%, 9/1/2028 (a)(r)	Upstart	9/07/2023	26,462	26,346	25,228
CBM3954502.SRDUP, 18.14%, 9/1/2028 (a)(n)(r)	Upstart	9/07/2023	13,874	13,804	1,965
CBM3954561.SRDUP, 21.09%, 9/1/2028 (a)(r)	Upstart	9/07/2023	10,480	10,435	10,374
CBM3954563.SRDUP, 24.89%, 9/1/2028 (a)(r)	Upstart	9/07/2023	4,982	4,960	4,903
CBM3955649.SRDUP, 29.81%, 9/1/2028 (a)(n)(r)	Upstart	9/07/2023	8,705	8,667	8244
CBM3955684.SRDUP, 22.45%, 9/5/2028 (a)(r)	Upstart	9/08/2023	11,263	11,259	11,164
CBM3955779.SRDUP, 16.17%, 9/5/2028 (a)(r)	Upstart	9/08/2023	11,347	11,299	11,230

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

118	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
CBM3955802.SRDUP, 13.42%, 9/5/2028 (a)(r)	Upstart	9/08/2023	$3,846	$3,847	$3,809
CBM3955806.SRDUP, 30.65%, 9/5/2028 (a)(r)	Upstart	9/08/2023	2,818	2,806	2,688
CBM3955807.SRDUP, 21.50%, 9/5/2028 (a)(r)	Upstart	9/08/2023	3,246	3,232	3,206
CBM3955808.SRDUP, 28.09%, 9/5/2028 (a)(r)	Upstart	9/08/2023	14,698	14,633	14,043
CBM3955814.SRDUP, 28.82%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	892	889	848
CBM3955815.SRDUP, 20.74%, 9/10/2028 (a)(r)	Upstart	9/08/2023	19,671	19,586	19,451
CBM3955829.SRDUP, 27.42%, 2/5/2029 (a)(n)(r)	Upstart	9/08/2023	9,753	9,704	801
CBM3955833.SRDUP, 26.63%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	7,036	7,001	3,470
CBM3955854.SRDUP, 31.09%, 9/5/2028 (a)(r)	Upstart	9/08/2023	7,220	7,188	6,897
CBM3955904.SRDUP, 19.84%, 9/5/2028 (a)(r)	Upstart	9/08/2023	9,781	9,740	9,688
CBM3956685.SRDUP, 19.38%, 9/5/2028 (a)(r)	Upstart	9/08/2023	1,970	1,962	1,951
CBM3956905.SRDUP, 22.84%, 9/5/2026 (a)(r)	Upstart	9/08/2023	5,952	5,931	5,880
CBM3957261.SRDUP, 28.86%, 9/5/2028 (a)(r)	Upstart	9/08/2023	2,213	2,204	2,115
CBM3957775.SRDUP, 27.97%, 9/5/2026 (a)(r)	Upstart	9/08/2023	3,633	3,619	3,566
CBM3958274.SRDUP, 23.89%, 9/5/2028 (a)(r)	Upstart	9/08/2023	19,647	19,562	19,458
CBM3958361.SRDUP, 26.50%, 9/5/2028 (a)(r)	Upstart	9/08/2023	1,018	1,013	972
CBM3959096.SRDUP, 28.85%, 9/5/2028 (a)(r)	Upstart	9/08/2023	4,692	4,671	4,483
CBM3959168.SRDUP, 24.20%, 9/5/2026 (a)(r)	Upstart	9/08/2023	11,778	11,735	11,660
CBM3960184.SRDUP, 25.03%, 9/5/2028 (a)(r)	Upstart	9/08/2023	14,934	14,869	14,276
CBM3960264.SRDUP, 29.92%, 2/10/2029 (a)(n)(r)	Upstart	9/08/2023	9,100	9,055	8,725
CBM3960778.SRDUP, 29.13%, 2/6/2029 (a)(n)(r)	Upstart	9/11/2023	10,846	10,791	2,027
CBM3960937.SRDUP, 29.43%, 9/6/2028 (a)(n)(r)	Upstart	9/11/2023	1,018	1,013	64
CBM3961210.SRDUP, 12.28%, 9/6/2026 (a)(r)	Upstart	9/11/2023	6,803	6,780	6,738
CBM4006968.SRDUP, 29.06%, 10/6/2028 (a)(r)	Upstart	10/12/2023	11,563	11,512	10,928
CBM4007246.SRDUP, 26.21%, 10/6/2026 (a)(r)	Upstart	10/12/2023	1,123	1,122	1,094
CBM4007944.SRDUP, 28.65%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	1,050	1,044	296
CBM4007958.SRDUP, 28.82%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,433	1,427	1,355
CBM4007961.SRDUP, 29.06%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,345	1,339	1,271
CBM4007968.SRDUP, 18.55%, 10/6/2028 (a)(r)	Upstart	10/12/2023	14,905	14,841	14,698
CBM4007984.SRDUP, 27.98%, 3/21/2029 (a)(n)(r)	Upstart	10/12/2023	5,906	5,877	5,665
CBM4007995.SRDUP, 27.57%, 10/6/2028 (a)(r)	Upstart	10/12/2023	4,690	4,669	4,451
CBM4008015.SRDUP, 26.26%, 10/6/2026 (a)(r)	Upstart	10/12/2023	1,120	1,119	1,096
CBM4008018.SRDUP, 25.83%, 10/6/2026 (a)(r)	Upstart	10/12/2023	1,127	1,123	1,111
CBM4008025.SRDUP, 26.38%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,778	1,771	1,681
CBM4008026.SRDUP, 29.98%, 3/21/2029 (a)(n)(r)	Upstart	10/12/2023	2,463	2,459	2,287
CBM4008087.SRDUP, 18.12%, 10/6/2028 (a)(r)	Upstart	10/12/2023	2,155	2,146	2,129
CBM4008130.SRDUP, 27.12%, 10/6/2028 (a)(r)	Upstart	10/12/2023	8,912	8,873	8,424
CBM4008140.SRDUP, 27.00%, 10/6/2028 (a)(r)	Upstart	10/12/2023	5,057	5,035	4,807
CBM4008144.SRDUP, 28.33%, 10/6/2028 (a)(r)	Upstart	10/12/2023	7,151	7,119	6,798
CBM4008158.SRDUP, 29.17%, 10/6/2028 (a)(r)	Upstart	10/12/2023	30,668	30,531	30,118
CBM4008187.SRDUP, 21.13%, 10/6/2028 (a)(r)	Upstart	10/12/2023	7,914	7,879	7,830
CBM4008196.SRDUP, 16.91%, 10/6/2028 (a)(r)	Upstart	10/12/2023	2,497	2,487	2,464
CBM4008214.SRDUP, 22.59%, 10/6/2028 (a)(r)	Upstart	10/12/2023	4,689	4,669	4,629
CBM4008219.SRDUP, 29.47%, 10/6/2028 (a)(r)	Upstart	10/12/2023	3,859	3,842	3,647
CBM4008222.SRDUP, 29.74%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	6,078	6,050	5,995
CBM4008227.SRDUP, 19.33%, 10/6/2026 (a)(r)	Upstart	10/12/2023	1,238	1,234	1,221
CBM4008239.SRDUP, 29.18%, 10/6/2028 (a)(r)	Upstart	10/12/2023	4,932	4,910	4,661
CBM4008251.SRDUP, 16.42%, 10/6/2028 (a)(r)	Upstart	10/12/2023	5,157	5,135	5,088
CBM4008253.SRDUP, 19.07%, 10/6/2028 (a)(r)	Upstart	10/12/2023	12,308	12,255	12,140
CBM4008265.SRDUP, 24.59%, 10/6/2028 (a)(r)	Upstart	10/12/2023	2,034	2,025	2,004
CBM4008268.SRDUP, 28.50%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	3,100	3,084	877
CBM4008282.SRDUP, 29.01%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,782	1,773	1,693

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	119

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
CBM4008287.SRDUP, 25.53%, 10/13/2026 (a)(r)	Upstart	10/12/2023	$3,003	$2,999	$2,926
CBM4008303.SRDUP, 28.91%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	1,219	1,213	1,158
CBM4008304.SRDUP, 20.39%, 10/6/2028 (a)(r)	Upstart	10/12/2023	19,148	19,065	18,915
CBM4008333.SRDUP, 29.07%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,614	1,606	1,585
CBM4008334.SRDUP, 29.10%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,883	1,874	1,779
CBM4008343.SRDUP, 26.00%, 10/6/2028 (a)(r)	Upstart	10/12/2023	44,806	44,596	42,380
CBM4008367.SRDUP, 29.10%, 10/6/2028 (a)(r)	Upstart	10/12/2023	7,710	7,675	7,286
CBM4008371.SRDUP, 28.26%, 10/6/2028 (a)(r)	Upstart	10/12/2023	3,117	3,103	2,940
CBM4008523.SRDUP, 29.86%, 10/6/2028 (a)(r)	Upstart	10/12/2023	15,363	15,295	14,518
CBM4008741.SRDUP, 17.52%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	6,251	6,220	1,531
CBM4008874.SRDUP, 27.56%, 10/6/2028 (a)(r)	Upstart	10/12/2023	3,838	3,821	3,627
CBM4008943.SRDUP, 25.41%, 10/6/2026 (a)(r)	Upstart	10/12/2023	1,066	1,062	1,050
CBM4009102.SRDUP, 28.64%, 10/6/2028 (a)(r)	Upstart	10/12/2023	3,858	3,843	3,647
CBM4009136.SRDUP, 17.51%, 10/6/2028 (a)(r)	Upstart	10/12/2023	21,576	21,484	21,282
CBM4009147.SRDUP, 28.99%, 10/6/2028 (a)(r)	Upstart	10/12/2023	2,674	2,662	2,541
CBM4009149.SRDUP, 26.65%, 3/6/2029 (a)(n)(r)	Upstart	10/12/2023	5,121	5,096	4,765
CBM4009182.SRDUP, 29.08%, 10/6/2028 (a)(r)	Upstart	10/12/2023	2,406	2,396	2,287
CBM4009475.SRDUP, 27.73%, 10/6/2028 (a)(r)	Upstart	10/12/2023	7,915	7,875	7,527
CBM4009504.SRDUP, 19.69%, 10/6/2028 (a)(r)	Upstart	10/12/2023	3,393	3,378	3,345
CBM4009969.SRDUP, 29.14%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,547	4,526	4,331
CBM4010323.SRDUP, 17.86%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,929	2,917	2,900
CBM4010328.SRDUP, 18.40%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,935	4,914	4,872
CBM4010388.SRDUP, 19.70%, 10/10/2026 (a)(r)	Upstart	10/13/2023	869	866	852
CBM4010393.SRDUP, 26.09%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,581	2,570	2,446
CBM4011013.SRDUP, 30.00%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,046	4,028	3,833
CBM4011033.SRDUP, 15.46%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,141	2,132	2,115
CBM4011054.SRDUP, 29.15%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	5,439	5,412	2,717
CBM4011066.SRDUP, 23.51%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,406	4,387	4,341
CBM4011075.SRDUP, 29.17%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	14,716	14,694	7,326
CBM4011086.SRDUP, 29.98%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,169	1,163	1,107
CBM4011116.SRDUP, 12.01%, 10/10/2026 (a)(r)	Upstart	10/13/2023	1,691	1,686	1,675
CBM4011195.SRDUP, 28.74%, 10/10/2028 (a)(r)	Upstart	10/13/2023	896	892	849
CBM4011217.SRDUP, 27.44%, 10/10/2028 (a)(r)	Upstart	10/13/2023	892	888	845
CBM4011224.SRDUP, 29.16%, 10/10/2028 (a)(r)	Upstart	10/13/2023	7,173	7,141	6,796
CBM4011255.SRDUP, 25.19%, 10/10/2026 (a)(r)	Upstart	10/13/2023	1,254	1,250	1,241
CBM4011437.SRDUP, 28.67%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,038	2,029	2,014
CBM4011440.SRDUP, 28.97%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,016	1,011	960
CBM4011611.SRDUP, 28.84%, 8/25/2029 (a)(n)(r)	Upstart	10/13/2023	1,202	1,196	1,126
CBM4011616.SRDUP, 28.88%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,529	3,513	3,486
CBM4011977.SRDUP, 14.32%, 10/10/2028 (a)(r)	Upstart	10/13/2023	14,030	13,970	13,881
CBM4012018.SRDUP, 27.69%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,571	3,555	3,384
CBM4012040.SRDUP, 29.00%, 10/16/2028 (a)(r)	Upstart	10/13/2023	5,464	5,437	5,155
CBM4012047.SRDUP, 19.26%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,474	3,459	3,429
CBM4012065.SRDUP, 14.71%, 10/10/2028 (a)(r)	Upstart	10/13/2023	6,411	6,384	6,451
CBM4012111.SRDUP, 29.09%, 10/10/2028 (a)(r)	Upstart	10/13/2023	905	904	871
CBM4012124.SRDUP, 28.19%, 10/10/2028 (a)(r)	Upstart	10/13/2023	24,856	24,746	23,550
CBM4012132.SRDUP, 29.14%, 10/10/2028 (a)(r)	Upstart	10/13/2023	986	982	935
CBM4012417.SRDUP, 29.96%, 10/10/2028 (a)(r)	Upstart	10/13/2023	5,344	5,320	5,084
CBM4012490.SRDUP, 27.05%, 10/10/2028 (a)(r)	Upstart	10/13/2023	24,043	23,937	22,915
CBM4012523.SRDUP, 30.32%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,807	1,798	1,718
CBM4012533.SRDUP, 23.95%, 10/10/2026 (a)(r)	Upstart	10/13/2023	3,528	3,515	3,457
CBM4012541.SRDUP, 14.96%, 10/10/2026 (a)(n)(r)	Upstart	10/13/2023	918	913	258

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

120	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
CBM4012547.SRDUP, 16.28%, 10/10/2028 (a)(r)	Upstart	10/13/2023	$3,007	$3,003	$2,969
CBM4012560.SRDUP, 30.03%, 10/10/2028 (a)(r)	Upstart	10/13/2023	14,849	14,782	14,666
CBM4012576.SRDUP, 29.16%, 10/10/2028 (a)(r)	Upstart	10/13/2023	11,066	11,050	10,438
CBM4013922.SRDUP, 29.03%, 10/10/2028 (a)(r)	Upstart	10/13/2023	5,378	5,354	5,095
CBM4014118.SRDUP, 25.79%, 10/10/2028 (a)(r)	Upstart	10/13/2023	7,127	7,095	6,755
CBM4014126.SRDUP, 21.53%, 10/10/2026 (a)(r)	Upstart	10/13/2023	3,084	3,073	3,053
CBM4014422.SRDUP, 29.08%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,216	1,211	1,157
CBM4014926.SRDUP, 27.29%, 3/15/2029 (a)(n)(r)	Upstart	10/13/2023	13,202	13,137	12,465
CBM4014939.SRDUP, 20.66%, 10/10/2028 (a)(r)	Upstart	10/13/2023	6,982	6,952	6,902
FW3284922.SRDUP, 15.01%, 5/20/2028 (a)(r)	Upstart	7/25/2022	1,422	1,422	1,438
FW3289708.SRDUP, 28.36%, 7/25/2027 (a)(r)	Upstart	7/25/2022	19,345	19,345	19,925
FW3290212.SRDUP, 25.48%, 12/19/2025 (a)(n)(r)	Upstart	7/22/2022	2,695	2,695	903
FW3290213.SRDUP, 20.68%, 7/18/2027 (a)(r)	Upstart	7/21/2022	10,093	10,093	10,228
FW3290686.SRDUP, 16.05%, 7/22/2027 (a)(n)(r)	Upstart	7/27/2022	4,575	4,575	648
FW3290902.SRDUP, 11.70%, 7/18/2025 (a)(n)(r)	Upstart	7/21/2022	1,705	1,705	1,706
FW3291024.SRDUP, 28.81%, 7/18/2027 (a)(n)(r)	Upstart	7/21/2022	195	195	195
FW3291237.SRDUP, 11.78%, 12/28/2027 (a)(n)(r)	Upstart	7/22/2022	19,795	19,795	20,135
FW3291332.SRDUP, 25.05%, 7/19/2027 (a)(r)	Upstart	7/22/2022	1,951	1,951	2,012
FW3291622.SRDUP, 29.25%, 7/19/2027 (a)(r)	Upstart	7/22/2022	1,438	1,438	1,494
FW3291688.SRDUP, 14.61%, 7/19/2027 (a)(n)(r)	Upstart	7/22/2022	7,488	7,488	7,599
FW3291758.SRDUP, 24.98%, 12/19/2027 (a)(n)(r)	Upstart	7/22/2022	8,902	8,902	1,895
FW3291798.SRDUP, 22.35%, 7/19/2025 (a)(r)	Upstart	7/22/2022	1,771	1,771	1,780
FW3291834.SRDUP, 20.73%, 12/19/2025 (a)(n)(r)	Upstart	7/22/2022	476	476	479
FW3292015.SRDUP, 26.59%, 1/3/2028 (a)(n)(r)	Upstart	7/22/2022	7,084	7,084	7,227
FW3292022.SRDUP, 29.70%, 7/19/2027 (a)(r)	Upstart	7/22/2022	849	849	870
FW3292062.SRDUP, 23.70%, 7/19/2027 (a)(r)	Upstart	7/22/2022	6,895	6,895	7,115
FW3292064.SRDUP, 29.51%, 7/19/2027 (a)(r)	Upstart	7/22/2022	1,071	1,071	1,115
FW3292078.SRDUP, 30.05%, 7/19/2027 (a)(n)(r)	Upstart	7/22/2022	1,970	1,970	1,922
FW3292131.SRDUP, 14.01%, 7/19/2027 (a)(r)	Upstart	7/22/2022	3,555	3,555	3,607
FW3292176.SRDUP, 26.96%, 7/19/2027 (a)(r)	Upstart	7/22/2022	10,604	10,604	11,025
FW3292200.SRDUP, 21.62%, 7/19/2027 (a)(r)	Upstart	7/22/2022	2,293	2,293	2,369
FW3292416.SRDUP, 29.82%, 7/19/2027 (a)(n)(r)	Upstart	7/22/2022	3,036	3,036	3,156
FW3292451.SRDUP, 15.45%, 7/19/2027 (a)(r)	Upstart	7/22/2022	2,057	2,057	2,086
FW3292504.SRDUP, 22.89%, 7/19/2027 (a)(r)	Upstart	7/22/2022	2,224	2,224	2,295
FW3292526.SRDUP, 20.12%, 7/19/2027 (a)(r)	Upstart	7/22/2022	6,579	6,579	6,779
FW3292579.SRDUP, 28.37%, 7/19/2027 (a)(r)	Upstart	7/22/2022	5,716	5,716	5,942
FW3292886.SRDUP, 20.20%, 7/20/2027 (a)(n)(r)	Upstart	7/25/2022	5,664	5,676	5,514
FW3293042.SRDUP, 14.56%, 7/20/2025 (a)(r)	Upstart	7/25/2022	892	892	891
FW3293259.SRDUP, 29.68%, 7/22/2027 (a)(r)	Upstart	7/27/2022	1,874	1,874	1,951
FW3294098.SRDUP, 29.96%, 7/21/2027 (a)(n)(r)	Upstart	7/26/2022	2,689	2,689	2,799
FW3294918.SRDUP, 30.07%, 7/20/2027 (a)(r)	Upstart	7/25/2022	3,181	3,181	3,307
FW3295083.SRDUP, 24.09%, 7/20/2027 (a)(r)	Upstart	7/25/2022	6,706	6,706	6,981
FW3295093.SRDUP, 30.02%, 7/20/2027 (a)(r)	Upstart	7/25/2022	1,445	1,445	1,503
FW3295177.SRDUP, 13.33%, 12/20/2027 (a)(n)(r)	Upstart	7/25/2022	24,951	25,037	25,367
FW3295297.SRDUP, 22.65%, 7/20/2025 (a)(n)(r)	Upstart	7/25/2022	437	437	68
FW3295445.SRDUP, 26.80%, 7/20/2025 (a)(r)	Upstart	7/25/2022	660	660	663
FW3295502.SRDUP, 30.05%, 7/20/2027 (a)(r)	Upstart	7/25/2022	585	585	588
FW3295540.SRDUP, 16.35%, 7/20/2027 (a)(n)(r)	Upstart	7/25/2022	2,424	2,424	343
FW3295689.SRDUP, 18.90%, 7/25/2027 (a)(r)	Upstart	7/25/2022	3,873	3,873	3,928
FW3295728.SRDUP, 30.02%, 1/5/2028 (a)(n)(r)	Upstart	7/25/2022	10,628	10,628	10,622
FW3295796.SRDUP, 22.23%, 7/20/2027 (a)(r)	Upstart	7/25/2022	7,496	7,496	7,743
FW3295797.SRDUP, 23.54%, 7/20/2025 (a)(n)(r)	Upstart	7/25/2022	3,054	3,054	3,067

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	121

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
FW3295818.SRDUP, 13.96%, 8/1/2027 (a)(n)(r)	Upstart	7/25/2022	$3,264	$3,264	$3,312
FW3295830.SRDUP, 24.97%, 7/20/2027 (a)(r)	Upstart	7/25/2022	9,080	9,080	9,454
FW3295846.SRDUP, 25.39%, 7/20/2027 (a)(r)	Upstart	7/25/2022	3,493	3,493	3,604
FW3296166.SRDUP, 29.81%, 7/20/2027 (a)(r)	Upstart	7/25/2022	761	761	783
FW3296412.SRDUP, 24.47%, 7/20/2027 (a)(r)	Upstart	7/25/2022	3,361	3,361	3,465
FW3296419.SRDUP, 20.41%, 7/20/2027 (a)(r)	Upstart	7/25/2022	9,738	9,738	10,033
FW3296429.SRDUP, 29.12%, 7/20/2027 (a)(r)	Upstart	7/25/2022	2,082	2,082	2,165
FW3296453.SRDUP, 29.73%, 7/20/2027 (a)(r)	Upstart	7/25/2022	1,514	1,514	1,574
FW3296885.SRDUP, 29.91%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	866	866	123
FW3297289.SRDUP, 29.73%, 7/21/2027 (a)(r)	Upstart	7/26/2022	1,442	1,442	1,500
FW3297539.SRDUP, 30.06%, 7/21/2027 (a)(n)(r)	Upstart	7/26/2022	1,934	1,934	2,015
FW3297600.SRDUP, 24.00%, 7/21/2027 (a)(r)	Upstart	7/26/2022	967	967	999
FW3297752.SRDUP, 29.53%, 7/21/2027 (a)(r)	Upstart	7/26/2022	851	851	887
FW3298130.SRDUP, 10.14%, 7/21/2027 (a)(r)	Upstart	7/26/2022	11,015	11,015	11,158
FW3298144.SRDUP, 24.93%, 7/21/2027 (a)(r)	Upstart	7/26/2022	3,898	3,898	4,024
FW3298166.SRDUP, 29.20%, 7/21/2027 (a)(r)	Upstart	7/26/2022	717	717	739
FW3298271.SRDUP, 29.20%, 7/21/2027 (a)(r)	Upstart	7/26/2022	1,222	1,222	1,271
FW3298285.SRDUP, 17.19%, 12/21/2027 (a)(n)(r)	Upstart	7/26/2022	3,992	3,992	4,046
FW3298288.SRDUP, 21.61%, 7/21/2027 (a)(r)	Upstart	7/26/2022	2,034	2,034	2,095
FW3298309.SRDUP, 23.61%, 7/21/2025 (a)(r)	Upstart	7/26/2022	801	801	806
FW3298360.SRDUP, 17.54%, 7/21/2027 (a)(r)	Upstart	7/26/2022	9,828	9,828	9,971
FW3298397.SRDUP, 24.94%, 7/21/2025 (a)(r)	Upstart	7/26/2022	31	31	31
FW3298471.SRDUP, 16.19%, 7/21/2025 (a)(n)(r)	Upstart	7/26/2022	6,464	6,464	915
FW3298486.SRDUP, 24.13%, 7/21/2027 (a)(r)	Upstart	7/26/2022	1,729	1,729	1,786
FW3298488.SRDUP, 29.77%, 7/21/2027 (a)(r)	Upstart	7/26/2022	769	769	797
FW3298492.SRDUP, 23.33%, 7/21/2025 (a)(r)	Upstart	7/26/2022	1,591	1,591	1,601
FW3298513.SRDUP, 16.72%, 7/21/2025 (a)(r)	Upstart	7/26/2022	388	388	387
FW3298539.SRDUP, 9.98%, 7/21/2027 (a)(r)	Upstart	7/26/2022	5,419	5,419	5,490
FW3298544.SRDUP, 26.53%, 7/21/2027 (a)(r)	Upstart	7/26/2022	2,774	2,774	2,861
FW3298546.SRDUP, 30.05%, 7/21/2027 (a)(r)	Upstart	7/26/2022	913	913	950
FW3298605.SRDUP, 29.81%, 7/21/2027 (a)(r)	Upstart	7/26/2022	794	794	826
FW3298624.SRDUP, 29.97%, 7/21/2027 (a)(r)	Upstart	7/26/2022	1,011	1,011	1,052
FW3298628.SRDUP, 27.77%, 7/21/2027 (a)(n)(r)	Upstart	7/26/2022	4,360	4,360	617
FW3298637.SRDUP, 24.42%, 7/21/2027 (a)(r)	Upstart	7/26/2022	6,932	6,932	7,219
FW3298685.SRDUP, 17.06%, 7/21/2027 (a)(r)	Upstart	7/26/2022	1,548	1,548	1,555
FW3298714.SRDUP, 11.53%, 7/21/2025 (a)(r)	Upstart	7/26/2022	2,381	2,381	2,383
FW3300534.SRDUP, 29.83%, 7/22/2027 (a)(r)	Upstart	7/27/2022	866	866	901
FW3300721.SRDUP, 28.35%, 7/22/2027 (a)(r)	Upstart	7/27/2022	714	714	743
FW3301471.SRDUP, 28.94%, 7/22/2027 (a)(r)	Upstart	7/27/2022	891	891	908
FW3301605.SRDUP, 18.56%, 7/22/2027 (a)(r)	Upstart	7/27/2022	2,301	2,301	2,336
FW3301624.SRDUP, 29.92%, 7/22/2027 (a)(r)	Upstart	7/27/2022	713	713	743
FW3301691.SRDUP, 30.02%, 7/22/2027 (a)(r)	Upstart	7/27/2022	744	744	773
FW3301788.SRDUP, 29.88%, 7/27/2027 (a)(r)	Upstart	7/27/2022	6,061	6,061	6,317
FW3301790.SRDUP, 19.30%, 7/22/2025 (a)(r)	Upstart	7/27/2022	549	549	552
FW3301807.SRDUP, 29.91%, 7/22/2027 (a)(r)	Upstart	7/27/2022	3,105	3,105	3,232
FW3301848.SRDUP, 29.95%, 7/22/2027 (a)(r)	Upstart	7/27/2022	1,517	1,517	1,579
FW3301910.SRDUP, 27.83%, 7/22/2027 (a)(r)	Upstart	7/27/2022	8,238	8,238	8,578
FW3301977.SRDUP, 28.81%, 7/22/2027 (a)(n)(r)	Upstart	7/27/2022	15,632	15,632	16,286
FW3301997.SRDUP, 26.62%, 7/22/2027 (a)(n)(r)	Upstart	7/27/2022	2,155	2,155	2,247
FW3302043.SRDUP, 30.03%, 7/22/2027 (a)(n)(r)	Upstart	7/27/2022	1,921	1,921	1,897
FW3302058.SRDUP, 27.46%, 7/22/2025 (a)(r)	Upstart	7/27/2022	1,513	1,513	1,522
FW3302178.SRDUP, 20.72%, 7/22/2027 (a)(r)	Upstart	7/27/2022	14,884	14,884	15,103

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

122	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
FW3302202.SRDUP, 14.18%, 7/22/2025 (a)(r)	Upstart	7/27/2022	$258	$258	$258
FW3302296.SRDUP, 27.44%, 12/22/2027 (a)(n)(r)	Upstart	7/27/2022	13,936	13,936	13,340
FW3302465.SRDUP, 29.11%, 7/22/2027 (a)(r)	Upstart	7/27/2022	10,699	10,699	11,138
FW3302502.SRDUP, 29.44%, 7/22/2027 (a)(r)	Upstart	7/27/2022	10,795	10,795	11,237
FW3302563.SRDUP, 16.90%, 7/22/2027 (a)(n)(r)	Upstart	7/27/2022	3,719	3,719	3,763
FW3302576.SRDUP, 23.40%, 7/22/2027 (a)(r)	Upstart	7/27/2022	1,587	1,587	1,641
FW3302594.SRDUP, 27.14%, 12/22/2027 (a)(n)(r)	Upstart	7/27/2022	16,344	16,344	15,619
FW3302613.SRDUP, 19.85%, 7/22/2025 (a)(r)	Upstart	7/27/2022	1,544	1,544	1,553
FW3302659.SRDUP, 28.21%, 7/22/2027 (a)(r)	Upstart	7/27/2022	3,923	3,923	4,085
FW3302687.SRDUP, 12.86%, 7/22/2027 (a)(r)	Upstart	7/27/2022	16,134	16,134	16,420
FW3302704.SRDUP, 25.78%, 1/1/2028 (a)(n)(r)	Upstart	7/27/2022	10,025	10,025	2,814
FW3302708.SRDUP, 17.05%, 7/22/2027 (a)(r)	Upstart	7/27/2022	3,263	3,263	3,312
FW3302733.SRDUP, 26.10%, 12/22/2027 (a)(n)(r)	Upstart	7/27/2022	4,340	4,351	4,225
FW3302762.SRDUP, 29.97%, 7/22/2027 (a)(r)	Upstart	7/27/2022	1,156	1,156	1,203
FW3302793.SRDUP, 29.58%, 7/22/2027 (a)(r)	Upstart	7/27/2022	2,883	2,883	3,001
FW3302804.SRDUP, 14.21%, 7/22/2027 (a)(r)	Upstart	7/27/2022	15,966	15,966	16,214
FW3302855.SRDUP, 27.05%, 7/22/2025 (a)(r)	Upstart	7/27/2022	661	661	664
FW3302856.SRDUP, 29.85%, 7/22/2027 (a)(n)(r)	Upstart	7/27/2022	6,266	6,266	6,119
FW3302922.SRDUP, 29.90%, 7/22/2027 (a)(r)	Upstart	7/27/2022	939	939	977
FW3302940.SRDUP, 27.54%, 7/22/2027 (a)(r)	Upstart	7/27/2022	1,420	1,420	1,478
FW3302964.SRDUP, 26.13%, 12/22/2027 (a)(n)(r)	Upstart	7/27/2022	8,992	8,992	4
FW3302981.SRDUP, 25.78%, 7/22/2027 (a)(r)	Upstart	7/27/2022	2,522	2,522	2,627
FW3303089.SRDUP, 18.18%, 7/22/2027 (a)(r)	Upstart	7/27/2022	1,977	1,977	2,006
FW3303183.SRDUP, 30.04%, 7/22/2027 (a)(n)(r)	Upstart	7/27/2022	2,343	2,343	2,438
FW3303289.SRDUP, 24.61%, 7/22/2025 (a)(r)	Upstart	7/27/2022	323	323	325
FW3303338.SRDUP, 29.27%, 7/22/2027 (a)(r)	Upstart	7/27/2022	1,437	1,437	1,496
FW3304498.SRDUP, 13.39%, 7/27/2027 (a)(r)	Upstart	8/01/2022	5,829	5,829	5,923
FW3304530.SRDUP, 26.00%, 7/25/2025 (a)(r)	Upstart	7/28/2022	948	948	955
FW3304565.SRDUP, 17.02%, 7/25/2027 (a)(r)	Upstart	7/28/2022	6,522	6,522	6,624
FW3304599.SRDUP, 29.90%, 7/25/2027 (a)(r)	Upstart	7/28/2022	794	794	828
FW3304678.SRDUP, 22.28%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	13,410	13,410	13,889
FW3304684.SRDUP, 24.32%, 7/25/2027 (a)(r)	Upstart	7/28/2022	4,377	4,377	4,524
FW3304697.SRDUP, 29.98%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	1,084	1,084	1,131
FW3304771.SRDUP, 20.26%, 12/25/2027 (a)(r)	Upstart	7/28/2022	4,195	4,195	4,311
FW3305012.SRDUP, 29.80%, 7/25/2027 (a)(r)	Upstart	7/28/2022	958	958	987
FW3305015.SRDUP, 24.56%, 7/25/2027 (a)(r)	Upstart	7/28/2022	439	439	444
FW3305037.SRDUP, 29.85%, 7/25/2027 (a)(r)	Upstart	7/28/2022	894	894	926
FW3305094.SRDUP, 27.38%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	7,235	7,252	7,532
FW3305173.SRDUP, 29.89%, 7/25/2027 (a)(r)	Upstart	7/28/2022	1,083	1,083	1,129
FW3305175.SRDUP, 29.64%, 7/25/2027 (a)(r)	Upstart	7/28/2022	2,090	2,090	2,180
FW3305215.SRDUP, 25.94%, 12/25/2027 (a)(n)(r)	Upstart	7/28/2022	3,237	3,237	700
FW3305224.SRDUP, 26.42%, 12/25/2027 (a)(n)(r)	Upstart	7/28/2022	5,320	5,320	5,450
FW3305228.SRDUP, 24.48%, 7/25/2027 (a)(r)	Upstart	7/28/2022	13,874	13,874	14,350
FW3305247.SRDUP, 22.75%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	8,391	8,391	8,507
FW3305296.SRDUP, 30.06%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	1,001	1,001	1,044
FW3305337.SRDUP, 25.56%, 7/25/2027 (a)(r)	Upstart	7/28/2022	11,190	11,190	11,569
FW3305370.SRDUP, 25.89%, 7/25/2027 (a)(r)	Upstart	7/28/2022	1,613	1,613	1,683
FW3305428.SRDUP, 30.04%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	1,200	1,200	380
FW3305435.SRDUP, 29.32%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	3,238	3,238	709
FW3305447.SRDUP, 17.58%, 7/25/2027 (a)(r)	Upstart	7/28/2022	3,671	3,671	3,728
FW3305451.SRDUP, 15.13%, 7/25/2027 (a)(r)	Upstart	7/28/2022	6,292	6,292	6,394
FW3305654.SRDUP, 14.13%, 5/25/2028 (a)(n)(r)	Upstart	7/28/2022	36,425	36,425	36,832

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	123

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
FW3305698.SRDUP, 26.31%, 7/25/2027 (a)(r)	Upstart	7/28/2022	$9,427	$9,427	$9,744
FW3305743.SRDUP, 14.93%, 7/25/2027 (a)(r)	Upstart	7/28/2022	558	558	564
FW3305845.SRDUP, 24.69%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	17,666	17,666	3,717
FW3308055.SRDUP, 27.97%, 7/28/2027 (a)(r)	Upstart	7/29/2022	1,819	1,819	1,876
FW3308699.SRDUP, 10.39%, 12/26/2027 (a)(n)(r)	Upstart	7/29/2022	34,774	34,774	35,195
FW3308999.SRDUP, 18.40%, 7/26/2027 (a)(r)	Upstart	7/29/2022	33,005	33,005	33,519
FW3309430.SRDUP, 30.02%, 7/26/2027 (a)(r)	Upstart	7/29/2022	2,168	2,168	2,262
FW3309519.SRDUP, 29.75%, 7/26/2027 (a)(r)	Upstart	7/29/2022	1,659	1,659	1,731
FW3309589.SRDUP, 29.95%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	3,253	3,253	3,359
FW3309638.SRDUP, 29.61%, 7/26/2027 (a)(r)	Upstart	7/29/2022	2,378	2,378	2,481
FW3309698.SRDUP, 23.08%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	1,186	1,186	1,228
FW3309707.SRDUP, 25.32%, 7/26/2027 (a)(r)	Upstart	7/29/2022	1,745	1,745	1,822
FW3309708.SRDUP, 25.54%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	5,694	5,694	5,922
FW3309744.SRDUP, 29.94%, 12/26/2027 (a)(n)(r)	Upstart	7/29/2022	2,055	2,055	291
FW3309749.SRDUP, 29.42%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	881	881	917
FW3309752.SRDUP, 27.05%, 7/26/2027 (a)(r)	Upstart	7/29/2022	4,206	4,206	4,396
FW3309804.SRDUP, 29.62%, 7/26/2027 (a)(r)	Upstart	7/29/2022	1,081	1,081	1,128
FW3309830.SRDUP, 14.70%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	4,599	4,599	4,671
FW3309864.SRDUP, 19.92%, 7/26/2027 (a)(r)	Upstart	7/29/2022	8,025	8,025	8,287
FW3309870.SRDUP, 21.93%, 7/26/2027 (a)(r)	Upstart	7/29/2022	1,089	1,089	1,124
FW3309963.SRDUP, 16.93%, 7/26/2027 (a)(r)	Upstart	7/29/2022	10,885	10,907	11,057
FW3309999.SRDUP, 29.20%, 5/26/2028 (a)(n)(r)	Upstart	7/29/2022	925	925	930
FW3310027.SRDUP, 29.97%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	1,470	1,470	208
FW3310219.SRDUP, 28.22%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	935	935	99
FW3310226.SRDUP, 15.16%, 7/26/2027 (a)(r)	Upstart	7/29/2022	2,238	2,238	2,276
FW3310524.SRDUP, 13.89%, 7/26/2027 (a)(r)	Upstart	7/29/2022	2,853	2,853	2,900
FW3310561.SRDUP, 28.85%, 7/26/2027 (a)(r)	Upstart	7/29/2022	1,649	1,649	1,720
FW3310566.SRDUP, 24.90%, 7/26/2027 (a)(r)	Upstart	7/29/2022	1,461	1,461	1,503
FW3310610.SRDUP, 26.76%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	4,424	4,424	4,574
FW3310700.SRDUP, 14.47%, 7/26/2027 (a)(r)	Upstart	7/29/2022	3,570	3,570	3,628
FW3310751.SRDUP, 17.51%, 7/26/2027 (a)(r)	Upstart	7/29/2022	3,257	3,264	3,310
FW3310815.SRDUP, 29.68%, 7/26/2027 (a)(r)	Upstart	7/29/2022	793	793	828
FW3310837.SRDUP, 25.22%, 5/26/2028 (a)(n)(r)	Upstart	7/29/2022	19,975	19,975	20,557
FW3310844.SRDUP, 11.20%, 7/26/2027 (a)(r)	Upstart	7/29/2022	3,462	3,462	3,508
FW3310852.SRDUP, 29.35%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	629	629	89
FW3310867.SRDUP, 27.49%, 7/27/2025 (a)(n)(r)	Upstart	8/01/2022	577	577	141
FW3310909.SRDUP, 27.36%, 7/27/2027 (a)(r)	Upstart	8/01/2022	2,127	2,127	2,221
FW3310939.SRDUP, 23.96%, 7/26/2027 (a)(r)	Upstart	7/29/2022	2,737	2,737	2,812
FW3311078.SRDUP, 20.73%, 7/26/2025 (a)(r)	Upstart	7/29/2022	732	732	736
FW3311940.SRDUP, 26.74%, 7/27/2025 (a)(r)	Upstart	8/01/2022	363	363	366
FW3311979.SRDUP, 29.50%, 7/27/2027 (a)(n)(r)	Upstart	8/01/2022	80	80	80
FW3312074.SRDUP, 19.02%, 12/27/2027 (a)(n)(r)	Upstart	8/01/2022	40,269	40,269	10,752
FW3312100.SRDUP, 29.81%, 7/27/2027 (a)(r)	Upstart	8/01/2022	1,718	1,718	1,760
FW3312129.SRDUP, 16.47%, 7/27/2027 (a)(r)	Upstart	8/01/2022	1,623	1,623	1,649
FW3312151.SRDUP, 29.86%, 7/27/2027 (a)(r)	Upstart	8/01/2022	3,466	3,466	3,618
FW3312164.SRDUP, 29.79%, 7/27/2027 (a)(r)	Upstart	8/01/2022	6,146	6,146	6,416
FW3312218.SRDUP, 29.64%, 7/27/2027 (a)(r)	Upstart	8/01/2022	1,323	1,323	1,378
FW3312219.SRDUP, 25.23%, 12/27/2025 (a)(n)(r)	Upstart	8/01/2022	2,041	2,041	289
FW3312235.SRDUP, 19.25%, 7/27/2027 (a)(r)	Upstart	8/01/2022	3,324	3,324	3,435
FW3312345.SRDUP, 23.99%, 7/27/2027 (a)(n)(r)	Upstart	8/01/2022	7,612	7,612	1,078
FW3312370.SRDUP, 29.17%, 7/27/2027 (a)(r)	Upstart	8/01/2022	2,697	2,703	2,787
FW3312406.SRDUP, 15.10%, 7/27/2027 (a)(n)(r)	Upstart	8/01/2022	3,378	3,378	478

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

124	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
FW3312420.SRDUP, 29.93%, 7/27/2027 (a)(r)	Upstart	8/01/2022	$639	$639	$665
FW3312437.SRDUP, 29.29%, 7/27/2027 (a)(r)	Upstart	8/01/2022	1,909	1,909	1,995
FW3312467.SRDUP, 20.17%, 7/27/2027 (a)(r)	Upstart	8/01/2022	8,178	8,178	8,305
FW3312496.SRDUP, 28.76%, 12/27/2027 (a)(n)(r)	Upstart	8/01/2022	2,301	2,301	2,370
FW3312527.SRDUP, 22.46%, 7/27/2027 (a)(n)(r)	Upstart	8/01/2022	1,316	1,316	1,362
FW3312539.SRDUP, 18.94%, 7/27/2027 (a)(r)	Upstart	8/01/2022	6,630	6,630	6,851
FW3312723.SRDUP, 14.45%, 7/27/2027 (a)(n)(r)	Upstart	8/01/2022	9,539	9,539	1,351
FW3312739.SRDUP, 22.49%, 7/27/2027 (a)(r)	Upstart	8/01/2022	3,415	3,415	3,524
FW3312742.SRDUP, 26.16%, 7/27/2027 (a)(r)	Upstart	8/01/2022	8,899	8,899	9,172
FW3312758.SRDUP, 25.16%, 8/1/2027 (a)(r)	Upstart	8/01/2022	1,237	1,237	1,294
FW3312768.SRDUP, 26.81%, 7/27/2025 (a)(r)	Upstart	8/01/2022	1,189	1,189	1,198
FW3312883.SRDUP, 26.26%, 7/27/2027 (a)(r)	Upstart	8/01/2022	7,032	7,032	7,345
FW3312945.SRDUP, 12.26%, 7/27/2025 (a)(r)	Upstart	8/01/2022	483	483	484
FW3316977.SRDUP, 25.55%, 8/1/2027 (a)(r)	Upstart	8/04/2022	2,129	2,084	2,193
FW3316990.SRDUP, 29.27%, 8/1/2027 (a)(n)(r)	Upstart	8/04/2022	2,168	2,104	2,222
FW3318619.SRDUP, 29.34%, 8/3/2027 (a)(r)	Upstart	8/08/2022	1,245	1,218	1,280
FW3319830.SRDUP, 30.07%, 8/1/2027 (a)(n)(r)	Upstart	8/04/2022	6,485	6,290	918
FW3319835.SRDUP, 30.05%, 8/1/2027 (a)(r)	Upstart	8/04/2022	962	940	988
FW3319844.SRDUP, 25.54%, 8/1/2027 (a)(r)	Upstart	8/04/2022	9,985	9,773	10,217
FW3319846.SRDUP, 29.67%, 8/1/2027 (a)(r)	Upstart	8/04/2022	10,936	10,697	11,228
FW3319852.SRDUP, 18.95%, 8/1/2027 (a)(r)	Upstart	8/04/2022	3,390	3,322	3,469
FW3319854.SRDUP, 18.55%, 8/1/2027 (a)(r)	Upstart	8/04/2022	23,651	23,177	24,203
FW3319886.SRDUP, 26.46%, 8/1/2025 (a)(r)	Upstart	8/04/2022	424	420	422
FW3319891.SRDUP, 20.94%, 8/1/2025 (a)(r)	Upstart	8/04/2022	413	409	413
FW3319916.SRDUP, 29.04%, 8/16/2027 (a)(r)	Upstart	8/04/2022	3,697	3,616	3,799
FW3319926.SRDUP, 27.52%, 8/1/2027 (a)(r)	Upstart	8/04/2022	365	357	367
FW3319942.SRDUP, 28.69%, 8/1/2027 (a)(r)	Upstart	8/04/2022	2,552	2,497	2,621
FW3319965.SRDUP, 30.01%, 8/1/2027 (a)(r)	Upstart	8/04/2022	2,993	2,923	3,076
FW3319980.SRDUP, 30.04%, 8/1/2027 (a)(r)	Upstart	8/04/2022	1,398	1,367	1,425
FW3320007.SRDUP, 30.02%, 8/1/2027 (a)(r)	Upstart	8/04/2022	634	620	649
FW3320060.SRDUP, 25.75%, 8/1/2027 (a)(r)	Upstart	8/04/2022	1,597	1,556	1,643
FW3320064.SRDUP, 21.53%, 8/1/2027 (a)(r)	Upstart	8/04/2022	5,474	5,362	5,524
FW3320075.SRDUP, 26.11%, 8/1/2027 (a)(r)	Upstart	8/04/2022	4,010	3,925	4,120
FW3320104.SRDUP, 24.09%, 8/1/2027 (a)(r)	Upstart	8/04/2022	10,585	10,363	10,838
FW3320109.SRDUP, 17.83%, 8/1/2027 (a)(n)(r)	Upstart	8/04/2022	8,851	8,585	2,287
FW3320139.SRDUP, 25.88%, 6/1/2028 (a)(n)(r)	Upstart	8/04/2022	7,708	7,477	7,827
FW3320176.SRDUP, 18.62%, 8/1/2027 (a)(r)	Upstart	8/04/2022	9,816	9,619	9,911
FW3320200.SRDUP, 29.91%, 8/1/2027 (a)(n)(r)	Upstart	8/04/2022	1,913	1,871	1,964
FW3320202.SRDUP, 30.03%, 8/1/2027 (a)(r)	Upstart	8/04/2022	3,084	3,015	3,147
FW3320223.SRDUP, 27.37%, 8/1/2027 (a)(r)	Upstart	8/04/2022	722	707	742
FW3320231.SRDUP, 29.53%, 8/1/2027 (a)(n)(r)	Upstart	8/04/2022	767	744	58
FW3320235.SRDUP, 29.81%, 8/10/2027 (a)(r)	Upstart	8/04/2022	3,314	3,242	3,397
FW3320254.SRDUP, 29.86%, 8/1/2027 (a)(r)	Upstart	8/04/2022	1,249	1,222	1,283
FW3320295.SRDUP, 30.02%, 1/1/2028 (a)(n)(r)	Upstart	8/04/2022	2,761	2,682	2,812
FW3320320.SRDUP, 27.20%, 8/1/2027 (a)(n)(r)	Upstart	8/04/2022	1,400	1,363	1,423
FW3320337.SRDUP, 26.24%, 8/1/2027 (a)(r)	Upstart	8/04/2022	10,294	10,067	10,522
FW3320406.SRDUP, 29.80%, 8/1/2027 (a)(n)(r)	Upstart	8/04/2022	956	935	981
FW3320408.SRDUP, 26.48%, 8/1/2027 (a)(r)	Upstart	8/04/2022	1,651	1,616	1,689
FW3321322.SRDUP, 25.00%, 8/4/2025 (a)(n)(r)	Upstart	8/09/2022	14,165	13,740	10,536
FW3322508.SRDUP, 19.84%, 8/2/2027 (a)(r)	Upstart	8/05/2022	3,414	3,345	3,446
FW3323459.SRDUP, 17.33%, 8/2/2027 (a)(r)	Upstart	8/05/2022	33,036	32,045	33,383
FW3323950.SRDUP, 27.81%, 8/2/2027 (a)(r)	Upstart	8/05/2022	2,972	2,907	3,054

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	125

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
FW3324067.SRDUP, 29.80%, 8/2/2027 (a)(r)	Upstart	8/05/2022	$843	$825	$860
FW3324396.SRDUP, 29.35%, 8/2/2027 (a)(n)(r)	Upstart	8/05/2022	2,628	2,573	2,707
FW3324464.SRDUP, 21.19%, 8/2/2027 (a)(n)(r)	Upstart	8/05/2022	2,337	2,290	2,394
FW3324853.SRDUP, 10.84%, 8/2/2027 (a)(n)(r)	Upstart	8/05/2022	37,202	36,086	5,268
FW3324933.SRDUP, 29.97%, 8/2/2027 (a)(n)(r)	Upstart	8/05/2022	1,324	1,293	1,360
FW3324961.SRDUP, 24.73%, 8/2/2027 (a)(r)	Upstart	8/05/2022	2,341	2,291	2,407
FW3324995.SRDUP, 15.14%, 8/2/2027 (a)(r)	Upstart	8/05/2022	2,298	2,254	2,322
FW3325006.SRDUP, 23.27%, 8/2/2025 (a)(n)(r)	Upstart	8/05/2022	602	584	85
FW3325052.SRDUP, 13.20%, 8/2/2025 (a)(r)	Upstart	8/05/2022	892	884	890
FW3325086.SRDUP, 29.87%, 8/2/2027 (a)(r)	Upstart	8/05/2022	1,837	1,797	1,887
FW3325207.SRDUP, 30.07%, 8/2/2027 (a)(r)	Upstart	8/05/2022	1,569	1,534	1,614
FW3325256.SRDUP, 30.05%, 1/2/2028 (a)(r)	Upstart	8/05/2022	1,483	1,447	1,489
FW3325340.SRDUP, 29.99%, 8/17/2027 (a)(n)(r)	Upstart	8/05/2022	33,266	32,275	32,165
FW3325509.SRDUP, 14.84%, 8/2/2027 (a)(r)	Upstart	8/05/2022	13,100	12,846	13,235
FW3325541.SRDUP, 20.77%, 8/2/2027 (a)(r)	Upstart	8/05/2022	2,063	2,021	2,083
FW3325593.SRDUP, 26.71%, 8/2/2027 (a)(r)	Upstart	8/05/2022	8,631	8,446	8,871
FW3325611.SRDUP, 15.94%, 8/2/2027 (a)(r)	Upstart	8/05/2022	1,910	1,873	1,930
FW3325648.SRDUP, 24.67%, 8/2/2027 (a)(n)(r)	Upstart	8/05/2022	1,566	1,532	1,604
FW3325668.SRDUP, 26.99%, 8/2/2027 (a)(r)	Upstart	8/05/2022	8,287	8,109	8,518
FW3327970.SRDUP, 13.12%, 8/3/2025 (a)(r)	Upstart	8/08/2022	794	787	793
FW3327976.SRDUP, 27.35%, 8/3/2027 (a)(r)	Upstart	8/08/2022	2,474	2,427	2,545
FW3327988.SRDUP, 25.41%, 8/3/2027 (a)(r)	Upstart	8/08/2022	1,154	1,129	1,188
FW3327990.SRDUP, 29.47%, 8/3/2027 (a)(n)(r)	Upstart	8/08/2022	4,119	4,010	4,226
FW3328009.SRDUP, 24.67%, 8/3/2025 (a)(r)	Upstart	8/08/2022	532	527	530
FW3328140.SRDUP, 29.18%, 8/3/2027 (a)(n)(r)	Upstart	8/08/2022	823	799	453
FW3328185.SRDUP, 15.82%, 8/3/2025 (a)(r)	Upstart	8/08/2022	490	486	487
FW3328211.SRDUP, 23.94%, 8/3/2027 (a)(n)(r)	Upstart	8/08/2022	3,894	3,805	3,991
FW3328235.SRDUP, 28.15%, 8/3/2027 (a)(r)	Upstart	8/08/2022	650	635	667
FW3328364.SRDUP, 13.16%, 8/3/2027 (a)(n)(r)	Upstart	8/08/2022	4,490	4,405	4,559
FW3328376.SRDUP, 29.97%, 8/3/2027 (a)(n)(r)	Upstart	8/08/2022	14,077	13,655	4,148
FW3328491.SRDUP, 11.48%, 8/3/2027 (a)(r)	Upstart	8/08/2022	1,971	1,933	1,993
FW3328517.SRDUP, 24.78%, 8/3/2027 (a)(r)	Upstart	8/08/2022	7,802	7,637	7,993
FW3328577.SRDUP, 24.90%, 8/3/2027 (a)(r)	Upstart	8/08/2022	7,004	6,856	7,215
FW3328582.SRDUP, 21.75%, 8/3/2025 (a)(r)	Upstart	8/08/2022	859	851	860
FW3328589.SRDUP, 29.59%, 8/3/2027 (a)(n)(r)	Upstart	8/08/2022	1,340	1,310	1,378
FW3328594.SRDUP, 26.16%, 8/3/2027 (a)(n)(r)	Upstart	8/08/2022	3,785	3,672	1,118
FW3328756.SRDUP, 20.86%, 8/3/2027 (a)(r)	Upstart	8/08/2022	6,916	6,775	6,982
FW3328875.SRDUP, 22.16%, 8/3/2027 (a)(r)	Upstart	8/08/2022	10,430	10,215	10,696
FW3328972.SRDUP, 21.95%, 8/3/2025 (a)(n)(r)	Upstart	8/08/2022	1,348	1,309	992
FW3328999.SRDUP, 16.13%, 8/3/2027 (a)(r)	Upstart	8/08/2022	662	649	669
FW3329145.SRDUP, 18.44%, 8/3/2025 (a)(n)(r)	Upstart	8/08/2022	910	883	95
FW3329317.SRDUP, 16.80%, 8/3/2025 (a)(r)	Upstart	8/08/2022	495	490	492
FW3329332.SRDUP, 26.46%, 8/3/2027 (a)(r)	Upstart	8/08/2022	9,622	9,415	9,851
FW3329339.SRDUP, 26.91%, 8/3/2025 (a)(r)	Upstart	8/08/2022	908	899	904
FW3329383.SRDUP, 29.72%, 8/3/2027 (a)(n)(r)	Upstart	8/08/2022	3,543	3,437	1,050
FW3329402.SRDUP, 29.78%, 8/3/2027 (a)(r)	Upstart	8/08/2022	1,396	1,365	1,435
FW3329588.SRDUP, 11.34%, 8/3/2025 (a)(r)	Upstart	8/08/2022	1,366	1,354	1,364
FW3329630.SRDUP, 29.93%, 8/3/2027 (a)(r)	Upstart	8/08/2022	6,077	5,944	6,261
FW3330488.SRDUP, 30.01%, 8/4/2027 (a)(r)	Upstart	8/09/2022	2,060	2,015	2,119
FW3330594.SRDUP, 18.05%, 8/4/2025 (a)(n)(r)	Upstart	8/09/2022	1,679	1,639	1,680
FW3330687.SRDUP, 27.66%, 8/4/2027 (a)(r)	Upstart	8/09/2022	21,796	21,325	22,425
FW3331079.SRDUP, 30.01%, 8/4/2027 (a)(r)	Upstart	8/09/2022	1,987	1,943	2,043

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

126	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
FW3331251.SRDUP, 20.33%, 8/4/2027 (a)(r)	Upstart	8/09/2022	$2,399	$2,350	$2,457
FW3331257.SRDUP, 16.10%, 8/4/2027 (a)(r)	Upstart	8/09/2022	5,353	5,260	5,412
FW3331303.SRDUP, 26.00%, 8/4/2027 (a)(r)	Upstart	8/09/2022	2,004	1,961	2,048
FW3331448.SRDUP, 22.67%, 8/4/2027 (a)(r)	Upstart	8/09/2022	4,886	4,784	5,012
FW3331621.SRDUP, 29.83%, 8/4/2027 (a)(r)	Upstart	8/09/2022	2,719	2,660	2,797
FW3331708.SRDUP, 12.35%, 8/4/2027 (a)(r)	Upstart	8/09/2022	10,187	9,993	10,341
FW3331716.SRDUP, 15.29%, 8/4/2027 (a)(r)	Upstart	8/09/2022	12,083	11,847	12,259
FW3331725.SRDUP, 26.15%, 8/4/2027 (a)(r)	Upstart	8/09/2022	1,003	984	1,025
FW3331760.SRDUP, 28.02%, 8/4/2027 (a)(r)	Upstart	8/09/2022	4,564	4,465	4,693
FW3331788.SRDUP, 26.08%, 8/4/2027 (a)(r)	Upstart	8/09/2022	859	841	880
FW3331801.SRDUP, 23.15%, 8/4/2027 (a)(n)(r)	Upstart	8/09/2022	2,316	2,247	233
FW3331907.SRDUP, 30.07%, 8/4/2027 (a)(n)(r)	Upstart	8/09/2022	900	874	501
FW3331977.SRDUP, 16.55%, 8/4/2027 (a)(r)	Upstart	8/09/2022	1,861	1,824	1,880
FW3331979.SRDUP, 19.05%, 8/4/2027 (a)(r)	Upstart	8/09/2022	3,732	3,657	3,769
FW3331984.SRDUP, 14.96%, 8/4/2027 (a)(n)(r)	Upstart	8/09/2022	787	763	87
FW3332008.SRDUP, 26.27%, 8/4/2027 (a)(r)	Upstart	8/09/2022	1,004	982	1,028
FW3332086.SRDUP, 29.89%, 1/4/2028 (a)(n)(r)	Upstart	8/09/2022	1,969	1,910	1,996
FW3332210.SRDUP, 29.87%, 8/4/2027 (a)(r)	Upstart	8/09/2022	955	934	983
FW3332213.SRDUP, 30.02%, 8/4/2027 (a)(r)	Upstart	8/09/2022	1,471	1,439	1,513
FW3332232.SRDUP, 25.14%, 1/4/2028 (a)(n)(r)	Upstart	8/09/2022	12,418	12,081	12,481
FW3332235.SRDUP, 29.08%, 8/4/2027 (a)(r)	Upstart	8/09/2022	804	787	827
FW3332281.SRDUP, 29.98%, 8/4/2027 (a)(r)	Upstart	8/09/2022	1,030	1,007	1,059
FW3332296.SRDUP, 18.25%, 8/4/2025 (a)(n)(r)	Upstart	8/09/2022	3,600	3,513	3,602
FW3332313.SRDUP, 29.22%, 1/4/2028 (a)(n)(r)	Upstart	8/09/2022	5,611	5,444	2,763
FW3332326.SRDUP, 26.16%, 8/4/2027 (a)(r)	Upstart	8/09/2022	2,343	2,288	2,401
FW3332338.SRDUP, 17.03%, 8/4/2027 (a)(n)(r)	Upstart	8/09/2022	33,503	32,621	33,854
FW3332409.SRDUP, 20.42%, 8/4/2027 (a)(r)	Upstart	8/09/2022	15,444	15,104	15,813
FW3332427.SRDUP, 22.31%, 8/4/2027 (a)(r)	Upstart	8/09/2022	2,785	2,734	2,857
FW3334241.SRDUP, 25.18%, 8/5/2027 (a)(r)	Upstart	8/10/2022	3,201	3,133	3,297
FW3334502.SRDUP, 29.93%, 8/5/2027 (a)(n)(r)	Upstart	8/10/2022	5,889	5,743	6,060
FW3334619.SRDUP, 29.69%, 8/5/2027 (a)(r)	Upstart	8/10/2022	5,205	5,092	5,361
FW3334881.SRDUP, 27.43%, 8/5/2025 (a)(n)(r)	Upstart	8/10/2022	768	745	109
FW3334909.SRDUP, 29.54%, 8/5/2027 (a)(r)	Upstart	8/10/2022	3,374	3,300	3,445
FW3334948.SRDUP, 29.94%, 8/5/2027 (a)(r)	Upstart	8/10/2022	3,603	3,524	3,708
FW3334972.SRDUP, 30.04%, 8/5/2027 (a)(n)(r)	Upstart	8/10/2022	9,242	9,045	9,518
FW3334977.SRDUP, 24.24%, 8/5/2027 (a)(r)	Upstart	8/10/2022	23,591	23,094	24,193
FW3334990.SRDUP, 14.73%, 8/5/2027 (a)(r)	Upstart	8/10/2022	14,590	14,306	14,750
FW3335014.SRDUP, 11.11%, 8/5/2027 (a)(r)	Upstart	8/10/2022	15,870	15,571	16,035
FW3335030.SRDUP, 26.84%, 8/5/2027 (a)(r)	Upstart	8/10/2022	20,404	19,977	20,965
FW3335053.SRDUP, 15.38%, 8/5/2025 (a)(r)	Upstart	8/10/2022	976	967	971
FW3335083.SRDUP, 20.95%, 8/5/2027 (a)(r)	Upstart	8/10/2022	2,687	2,626	2,751
FW3335097.SRDUP, 27.02%, 8/5/2027 (a)(r)	Upstart	8/10/2022	12,358	12,100	12,703
FW3335207.SRDUP, 26.84%, 8/5/2027 (a)(r)	Upstart	8/10/2022	682	667	697
FW3335227.SRDUP, 27.63%, 8/5/2027 (a)(r)	Upstart	8/10/2022	5,067	4,957	5,189
FW3335339.SRDUP, 24.77%, 1/5/2028 (a)(n)(r)	Upstart	8/10/2022	6,152	5,972	6,297
FW3335380.SRDUP, 29.91%, 8/5/2027 (a)(n)(r)	Upstart	8/10/2022	4,481	4,346	1,338
FW3335386.SRDUP, 30.08%, 8/25/2027 (a)(r)	Upstart	8/15/2022	3,351	3,279	3,461
FW3335412.SRDUP, 27.67%, 8/5/2027 (a)(r)	Upstart	8/10/2022	941	921	969
FW3336648.SRDUP, 22.91%, 8/8/2027 (a)(r)	Upstart	8/11/2022	4,057	3,972	4,168
FW3336660.SRDUP, 27.43%, 8/8/2027 (a)(r)	Upstart	8/11/2022	3,614	3,536	3,727
FW3336667.SRDUP, 29.74%, 8/8/2027 (a)(n)(r)	Upstart	8/11/2022	3,752	3,667	3,863
FW3336668.SRDUP, 29.34%, 8/8/2027 (a)(r)	Upstart	8/11/2022	942	921	974

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	127

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
FW3336867.SRDUP, 29.69%, 1/8/2028 (a)(n)(r)	Upstart	8/11/2022	$1,612	$1,564	$793
FW3336885.SRDUP, 29.07%, 8/8/2027 (a)(r)	Upstart	8/11/2022	1,192	1,166	1,229
FW3336986.SRDUP, 29.53%, 8/8/2027 (a)(n)(r)	Upstart	8/11/2022	962	934	199
FW3336989.SRDUP, 25.23%, 6/8/2028 (a)(n)(r)	Upstart	8/11/2022	4,039	3,918	2,130
FW3337139.SRDUP, 24.85%, 8/8/2027 (a)(n)(r)	Upstart	8/11/2022	4,322	4,192	379
FW3337303.SRDUP, 22.63%, 8/23/2027 (a)(r)	Upstart	8/11/2022	16,212	15,912	16,383
FW3337412.SRDUP, 11.40%, 8/8/2027 (a)(r)	Upstart	8/11/2022	21,915	21,501	22,272
FW3337420.SRDUP, 29.30%, 8/8/2027 (a)(r)	Upstart	8/11/2022	2,166	2,119	2,237
FW3337494.SRDUP, 19.77%, 8/8/2027 (a)(r)	Upstart	8/11/2022	13,650	13,372	13,998
FW3337548.SRDUP, 25.39%, 8/8/2027 (a)(r)	Upstart	8/11/2022	1,710	1,673	1,755
FW3337554.SRDUP, 21.23%, 8/8/2027 (a)(n)(r)	Upstart	8/11/2022	1,166	1,143	1,197
FW3337613.SRDUP, 29.37%, 8/8/2027 (a)(r)	Upstart	8/11/2022	1,234	1,200	1,275
FW3337621.SRDUP, 20.81%, 1/8/2028 (a)(n)(r)	Upstart	8/11/2022	5,704	5,533	1,497
FW3337658.SRDUP, 27.81%, 8/23/2027 (a)(n)(r)	Upstart	8/11/2022	4,403	4,291	4,545
FW3337731.SRDUP, 17.92%, 1/8/2028 (a)(r)	Upstart	8/11/2022	6,581	6,400	6,634
FW3337761.SRDUP, 29.82%, 8/8/2027 (a)(r)	Upstart	8/11/2022	1,690	1,652	1,742
FW3337781.SRDUP, 27.26%, 8/23/2027 (a)(n)(r)	Upstart	8/11/2022	11,090	10,850	10,836
FW3337806.SRDUP, 19.81%, 8/8/2025 (a)(n)(r)	Upstart	8/11/2022	861	835	189
FW3337966.SRDUP, 29.69%, 8/8/2027 (a)(r)	Upstart	8/11/2022	1,164	1,129	1,170
FW3340271.SRDUP, 29.62%, 8/9/2027 (a)(r)	Upstart	8/12/2022	954	933	984
FW3340712.SRDUP, 29.63%, 8/9/2027 (a)(r)	Upstart	8/12/2022	1,257	1,229	1,297
FW3341295.SRDUP, 29.62%, 8/9/2027 (a)(r)	Upstart	8/12/2022	1,468	1,439	1,514
FW3341443.SRDUP, 29.93%, 8/9/2027 (a)(r)	Upstart	8/12/2022	883	863	911
FW3341659.SRDUP, 28.27%, 8/9/2027 (a)(n)(r)	Upstart	8/12/2022	27,351	26,530	3,873
FW3341803.SRDUP, 20.81%, 8/9/2025 (a)(r)	Upstart	8/12/2022	1,346	1,333	1,349
FW3341835.SRDUP, 9.73%, 8/9/2027 (a)(r)	Upstart	8/12/2022	1,438	1,412	1,456
FW3341855.SRDUP, 18.78%, 8/9/2027 (a)(r)	Upstart	8/12/2022	2,641	2,587	2,670
FW3341867.SRDUP, 25.00%, 8/9/2025 (a)(r)	Upstart	8/12/2022	534	528	535
FW3341930.SRDUP, 17.77%, 8/9/2027 (a)(r)	Upstart	8/12/2022	4,686	4,592	4,742
FW3342031.SRDUP, 27.21%, 8/9/2027 (a)(n)(r)	Upstart	8/12/2022	3,145	3,051	445
FW3342056.SRDUP, 23.13%, 8/9/2027 (a)(r)	Upstart	8/12/2022	7,005	6,858	7,200
FW3342122.SRDUP, 24.93%, 8/9/2025 (a)(n)(r)	Upstart	8/12/2022	4,654	4,514	1,721
FW3342131.SRDUP, 29.91%, 8/9/2027 (a)(r)	Upstart	8/12/2022	2,361	2,308	2,406
FW3342160.SRDUP, 28.38%, 8/9/2027 (a)(r)	Upstart	8/12/2022	12,370	12,131	12,761
FW3342190.SRDUP, 21.86%, 8/9/2025 (a)(r)	Upstart	8/12/2022	1,729	1,712	1,733
FW3342267.SRDUP, 19.04%, 8/9/2025 (a)(n)(r)	Upstart	8/12/2022	682	669	684
FW3342276.SRDUP, 22.57%, 8/24/2027 (a)(n)(r)	Upstart	8/12/2022	6,425	6,291	6,219
FW3342306.SRDUP, 23.18%, 8/9/2027 (a)(r)	Upstart	8/12/2022	701	686	718
FW3342326.SRDUP, 24.44%, 8/9/2027 (a)(r)	Upstart	8/12/2022	6,664	6,523	6,835
FW3342367.SRDUP, 23.52%, 8/9/2027 (a)(r)	Upstart	8/12/2022	7,729	7,567	7,942
FW3342389.SRDUP, 30.07%, 8/9/2027 (a)(r)	Upstart	8/12/2022	10,820	10,582	11,159
FW3342476.SRDUP, 24.31%, 8/9/2027 (a)(r)	Upstart	8/12/2022	2,094	2,049	2,166
FW3342496.SRDUP, 29.87%, 8/9/2027 (a)(n)(r)	Upstart	8/12/2022	1,548	1,505	1,597
FW3342498.SRDUP, 18.28%, 8/9/2027 (a)(r)	Upstart	8/12/2022	11,259	11,033	11,386
FW3342503.SRDUP, 18.53%, 8/9/2025 (a)(r)	Upstart	8/12/2022	1,361	1,348	1,364
FW3342541.SRDUP, 10.19%, 8/9/2027 (a)(r)	Upstart	8/12/2022	1,817	1,787	1,839
FW3342553.SRDUP, 29.90%, 8/9/2027 (a)(n)(r)	Upstart	8/12/2022	1,877	1,836	1,932
FW3342569.SRDUP, 20.93%, 1/9/2026 (a)(r)	Upstart	8/12/2022	466	457	466
FW3342621.SRDUP, 29.85%, 8/9/2027 (a)(n)(r)	Upstart	8/12/2022	7,117	6,927	7,356
FW3342637.SRDUP, 29.79%, 8/9/2027 (a)(r)	Upstart	8/12/2022	1,543	1,509	1,591
FW3342751.SRDUP, 23.38%, 8/9/2027 (a)(n)(r)	Upstart	8/12/2022	35,444	34,504	5,019
FW3342780.SRDUP, 26.32%, 8/24/2027 (a)(r)	Upstart	8/12/2022	20,144	19,700	20,690

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

128	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
FW3343084.SRDUP, 25.43%, 8/10/2027 (a)(r)	Upstart	8/15/2022	$1,194	$1,167	$1,226
FW3343213.SRDUP, 30.01%, 8/10/2027 (a)(r)	Upstart	8/15/2022	1,913	1,871	1,961
FW3343707.SRDUP, 29.96%, 8/10/2027 (a)(r)	Upstart	8/15/2022	809	791	835
FW3343908.SRDUP, 30.06%, 8/10/2027 (a)(r)	Upstart	8/15/2022	1,398	1,368	1,443
FW3344152.SRDUP, 21.48%, 8/10/2025 (a)(r)	Upstart	8/15/2022	1,724	1,707	1,728
FW3344219.SRDUP, 28.72%, 1/10/2028 (a)(n)(r)	Upstart	8/15/2022	8,157	7,919	8,274
FW3344314.SRDUP, 21.81%, 8/12/2027 (a)(r)	Upstart	8/15/2022	6,248	6,118	6,408
FW3344357.SRDUP, 29.80%, 8/10/2027 (a)(r)	Upstart	8/15/2022	1,984	1,940	2,047
FW3344364.SRDUP, 22.98%, 8/12/2027 (a)(r)	Upstart	8/15/2022	3,083	3,025	3,170
FW3344378.SRDUP, 20.97%, 8/10/2025 (a)(r)	Upstart	8/15/2022	686	680	688
FW3344392.SRDUP, 19.81%, 8/10/2027 (a)(r)	Upstart	8/15/2022	3,712	3,637	3,814
FW3344411.SRDUP, 22.74%, 8/10/2027 (a)(r)	Upstart	8/15/2022	1,275	1,241	1,312
FW3344412.SRDUP, 25.99%, 8/10/2027 (a)(n)(r)	Upstart	8/15/2022	2,963	2,875	1,551
FW3344452.SRDUP, 16.87%, 8/10/2027 (a)(n)(r)	Upstart	8/15/2022	16,643	16,145	8,108
FW3344502.SRDUP, 29.84%, 8/10/2027 (a)(r)	Upstart	8/15/2022	1,323	1,294	1,365
FW3344556.SRDUP, 16.43%, 8/10/2025 (a)(r)	Upstart	8/15/2022	627	622	625
FW3344583.SRDUP, 29.04%, 8/10/2027 (a)(r)	Upstart	8/15/2022	805	787	830
FW3344704.SRDUP, 27.76%, 8/10/2027 (a)(r)	Upstart	8/15/2022	30,347	29,688	31,381
FW3344753.SRDUP, 24.95%, 6/10/2028 (a)(n)(r)	Upstart	8/15/2022	7,945	7,707	1,603
FW3344806.SRDUP, 29.85%, 8/10/2027 (a)(r)	Upstart	8/15/2022	735	719	758
FW3344875.SRDUP, 25.66%, 8/10/2027 (a)(n)(r)	Upstart	8/15/2022	7,236	7,018	4,044
FW3344886.SRDUP, 23.52%, 8/10/2027 (a)(r)	Upstart	8/15/2022	4,215	4,126	4,333
FW3344919.SRDUP, 29.98%, 1/25/2028 (a)(n)(r)	Upstart	8/15/2022	12,724	12,342	3,714
FW3344925.SRDUP, 29.69%, 1/25/2028 (a)(n)(r)	Upstart	8/15/2022	3,993	3,880	3,876
FW3344973.SRDUP, 24.83%, 8/10/2027 (a)(r)	Upstart	8/15/2022	2,625	2,576	2,697
FW3345025.SRDUP, 19.93%, 8/10/2027 (a)(r)	Upstart	8/15/2022	820	803	829
FW3345027.SRDUP, 16.18%, 8/10/2027 (a)(r)	Upstart	8/15/2022	3,344	3,278	3,385
FW3345036.SRDUP, 27.15%, 8/10/2027 (a)(r)	Upstart	8/15/2022	4,786	4,682	4,934
FW3345070.SRDUP, 29.93%, 8/10/2027 (a)(r)	Upstart	8/15/2022	1,247	1,220	1,286
FW3345074.SRDUP, 21.56%, 8/10/2027 (a)(r)	Upstart	8/15/2022	609	596	615
FW3345093.SRDUP, 15.65%, 1/10/2028 (a)(n)(r)	Upstart	8/15/2022	42,474	41,223	42,154
FW3345108.SRDUP, 21.17%, 8/10/2027 (a)(r)	Upstart	8/15/2022	1,380	1,352	1,416
FW3345143.SRDUP, 22.63%, 8/10/2025 (a)(r)	Upstart	8/15/2022	1,490	1,477	1,494
FW3345176.SRDUP, 25.55%, 8/10/2027 (a)(n)(r)	Upstart	8/15/2022	15,742	15,270	3,283
FW3373195.SRDUP, 26.30%, 9/2/2027 (a)(r)	Upstart	9/08/2022	2,045	2,001	2,105
FW3382367.SRDUP, 33.18%, 9/1/2027 (a)(r)	Upstart	9/07/2022	1,908	1,870	1,959
FW3383096.SRDUP, 17.73%, 9/1/2025 (a)(r)	Upstart	9/07/2022	363	360	363
FW3389292.SRDUP, 29.40%, 9/1/2027 (a)(r)	Upstart	9/07/2022	1,727	1,687	1,768
FW3391086.SRDUP, 34.10%, 9/1/2025 (a)(n)(r)	Upstart	9/18/2023	9,500	9,215	1,345
FW3391123.SRDUP, 16.23%, 9/1/2027 (a)(r)	Upstart	9/07/2022	3,073	3,011	3,093
FW3391252.SRDUP, 29.38%, 9/1/2027 (a)(r)	Upstart	9/07/2022	954	931	962
FW3391326.SRDUP, 33.14%, 2/1/2028 (a)(n)(r)	Upstart	9/07/2022	1,899	1,842	1,031
FW3391331.SRDUP, 26.82%, 9/1/2027 (a)(r)	Upstart	9/07/2022	2,425	2,378	2,480
FW3391334.SRDUP, 33.66%, 9/1/2027 (a)(r)	Upstart	9/07/2022	2,526	2,468	2,593
FW3391367.SRDUP, 14.88%, 9/1/2027 (a)(r)	Upstart	9/07/2022	10,992	10,773	11,107
FW3391392.SRDUP, 29.37%, 9/1/2027 (a)(r)	Upstart	9/07/2022	1,267	1,239	1,296
FW3391398.SRDUP, 30.65%, 9/1/2027 (a)(r)	Upstart	9/07/2022	2,029	1,983	2,084
FW3391443.SRDUP, 27.44%, 9/1/2025 (a)(r)	Upstart	9/07/2022	2,173	2,148	2,163
FW3391463.SRDUP, 34.41%, 9/1/2027 (a)(r)	Upstart	9/07/2022	5,920	5,783	6,076
FW3391536.SRDUP, 33.17%, 9/1/2027 (a)(n)(r)	Upstart	9/07/2022	1,787	1,734	1,824
FW3391540.SRDUP, 22.54%, 9/1/2027 (a)(r)	Upstart	9/07/2022	4,451	4,357	4,551
FW3391565.SRDUP, 21.35%, 9/1/2027 (a)(r)	Upstart	9/07/2022	1,216	1,191	1,226

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	129

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
FW3391607.SRDUP, 17.95%, 9/1/2025 (a)(r)	Upstart	9/07/2022	$364	$360	$364
FW3391608.SRDUP, 24.92%, 9/1/2027 (a)(r)	Upstart	9/07/2022	7,235	7,079	7,394
FW3391636.SRDUP, 20.85%, 9/1/2027 (a)(n)(r)	Upstart	9/07/2022	1,373	1,332	1,404
FW3391682.SRDUP, 33.15%, 9/1/2027 (a)(r)	Upstart	9/07/2022	2,747	2,685	2,821
FW3391767.SRDUP, 30.29%, 9/1/2025 (a)(n)(r)	Upstart	9/07/2022	1,136	1,106	1,125
FW3391781.SRDUP, 24.51%, 9/1/2027 (a)(n)(r)	Upstart	9/07/2022	3,760	3,680	3,844
FW3391879.SRDUP, 21.68%, 9/1/2027 (a)(n)(r)	Upstart	9/07/2022	5,648	5,483	5,700
FW3391911.SRDUP, 34.90%, 9/1/2027 (a)(n)(r)	Upstart	9/07/2022	11,093	10,760	11,238
FW3391946.SRDUP, 32.48%, 9/1/2027 (a)(n)(r)	Upstart	9/07/2022	1,073	1,044	1,091
FW3391950.SRDUP, 20.01%, 9/1/2027 (a)(r)	Upstart	9/07/2022	34,909	34,184	35,738
FW3391954.SRDUP, 29.05%, 9/1/2027 (a)(r)	Upstart	9/07/2022	1,042	1,018	1,070
FW3391960.SRDUP, 19.15%, 9/1/2027 (a)(r)	Upstart	9/07/2022	5,271	5,162	5,391
FW3392065.SRDUP, 29.97%, 9/4/2027 (a)(r)	Upstart	9/07/2022	2,026	1,981	2,070
FW3392163.SRDUP, 28.84%, 9/1/2027 (a)(r)	Upstart	9/07/2022	1,160	1,135	1,191
FW3392184.SRDUP, 17.03%, 9/15/2027 (a)(n)(r)	Upstart	9/07/2022	5,693	5,523	806
FW3393350.SRDUP, 26.53%, 9/15/2027 (a)(r)	Upstart	9/08/2022	3,327	3,247	3,405
FW3393442.SRDUP, 11.33%, 9/2/2027 (a)(r)	Upstart	9/08/2022	6,503	6,378	6,578
FW3393816.SRDUP, 31.66%, 9/2/2027 (a)(r)	Upstart	9/08/2022	12,780	12,491	13,134
FW3393823.SRDUP, 29.39%, 9/16/2027 (a)(r)	Upstart	9/08/2022	29,130	28,257	29,790
FW3393834.SRDUP, 31.03%, 9/2/2027 (a)(r)	Upstart	9/08/2022	1,057	1,033	1,080
FW3393860.SRDUP, 19.99%, 9/2/2025 (a)(r)	Upstart	9/08/2022	370	367	371
FW3393879.SRDUP, 23.64%, 9/2/2025 (a)(r)	Upstart	9/08/2022	1,151	1,136	1,150
FW3393906.SRDUP, 31.57%, 9/2/2025 (a)(r)	Upstart	9/08/2022	858	848	855
FW3393921.SRDUP, 23.46%, 2/2/2028 (a)(n)(r)	Upstart	9/08/2022	1,553	1,509	1,585
FW3393950.SRDUP, 33.75%, 9/2/2027 (a)(r)	Upstart	9/08/2022	3,370	3,293	3,462
FW3394089.SRDUP, 28.82%, 9/2/2027 (a)(r)	Upstart	9/08/2022	335	328	333
FW3394115.SRDUP, 25.53%, 9/2/2027 (a)(r)	Upstart	9/08/2022	1,453	1,422	1,496
FW3394194.SRDUP, 18.07%, 9/2/2027 (a)(n)(r)	Upstart	9/08/2022	7,000	6,790	991
FW3394271.SRDUP, 14.90%, 9/2/2027 (a)(r)	Upstart	9/08/2022	5,771	5,598	5,854
FW3394345.SRDUP, 31.44%, 2/17/2028 (a)(n)(r)	Upstart	9/08/2022	27,212	26,494	25,837
FW3394390.SRDUP, 27.09%, 9/2/2027 (a)(n)(r)	Upstart	9/08/2022	4,114	4,024	4,148
FW3394585.SRDUP, 31.57%, 9/2/2027 (a)(r)	Upstart	9/08/2022	1,058	1,034	1,088
FW3394733.SRDUP, 29.28%, 9/2/2025 (a)(r)	Upstart	9/08/2022	2,006	1,986	1,998
FW3394775.SRDUP, 34.16%, 9/2/2027 (a)(r)	Upstart	9/08/2022	5,067	4,950	5,204
FW3394816.SRDUP, 29.97%, 9/2/2027 (a)(r)	Upstart	9/08/2022	2,574	2,517	2,644
FW3395002.SRDUP, 27.44%, 9/2/2027 (a)(n)(r)	Upstart	9/08/2022	1,421	1,378	201
FW3395077.SRDUP, 33.93%, 9/2/2027 (a)(n)(r)	Upstart	9/08/2022	1,577	1,530	223
FW3395210.SRDUP, 29.75%, 9/2/2025 (a)(r)	Upstart	9/08/2022	2,144	2,119	2,132
FW3395232.SRDUP, 29.72%, 9/2/2027 (a)(n)(r)	Upstart	9/08/2022	7,469	7,302	7,679
FW3395244.SRDUP, 34.35%, 9/2/2027 (a)(n)(r)	Upstart	9/08/2022	4,735	4,594	2,601
FW3395285.SRDUP, 15.35%, 9/2/2025 (a)(n)(r)	Upstart	9/08/2022	1,549	1,504	1,093
FW3395340.SRDUP, 31.87%, 9/2/2027 (a)(n)(r)	Upstart	9/08/2022	7,295	7,076	2,167
FW3399302.SRDUP, 10.61%, 9/6/2027 (a)(r)	Upstart	9/09/2022	30,888	30,296	31,256
FW3401114.SRDUP, 34.00%, 2/6/2028 (a)(r)	Upstart	9/09/2022	3,208	3,131	3,242
FW3401125.SRDUP, 26.30%, 9/6/2027 (a)(r)	Upstart	9/09/2022	3,609	3,526	3,622
FW3401342.SRDUP, 27.85%, 9/6/2025 (a)(n)(r)	Upstart	9/09/2022	898	887	896
FW3401732.SRDUP, 34.63%, 9/15/2027 (a)(n)(r)	Upstart	9/09/2022	10,553	10,239	10,173
FW3401741.SRDUP, 32.70%, 9/6/2027 (a)(r)	Upstart	9/09/2022	1,762	1,722	1,809
FW3401844.SRDUP, 13.55%, 9/6/2027 (a)(r)	Upstart	9/09/2022	905	888	916
FW3401923.SRDUP, 29.26%, 9/6/2025 (a)(r)	Upstart	9/09/2022	2,407	2,335	2,398
FW3402005.SRDUP, 33.56%, 9/6/2027 (a)(n)(r)	Upstart	9/09/2022	2,314	2,244	1,277
FW3402261.SRDUP, 34.43%, 2/15/2028 (a)(n)(r)	Upstart	9/09/2022	5,932	5,756	5,330

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

130	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
FW3402447.SRDUP, 15.12%, 9/6/2025 (a)(n)(r)	Upstart	9/09/2022	$1,110	$1,077	$789
FW3402478.SRDUP, 34.66%, 9/6/2027 (a)(r)	Upstart	9/09/2022	9,011	8,803	9,275
FW3402560.SRDUP, 29.71%, 9/6/2027 (a)(r)	Upstart	9/09/2022	18,234	17,826	18,786
FW3402647.SRDUP, 18.09%, 9/6/2027 (a)(r)	Upstart	9/09/2022	18,777	18,392	18,983
FW3479023.SRDUP, 29.93%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	1,827	1,780	1,887
FW3499318.SRDUP, 27.64%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	6,852	6,670	6,650
FW3499323.SRDUP, 24.17%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,247	1,219	1,284
FW3499342.SRDUP, 29.93%, 10/13/2027 (a)(r)	Upstart	10/18/2022	5,042	4,944	5,197
FW3499634.SRDUP, 24.31%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,690	1,653	1,739
FW3499709.SRDUP, 23.87%, 3/13/2028 (a)(n)(r)	Upstart	10/18/2022	1,220	1,190	1,234
FW3499772.SRDUP, 28.67%, 10/13/2027 (a)(r)	Upstart	10/18/2022	5,897	5,763	6,067
FW3499814.SRDUP, 29.62%, 3/13/2028 (a)(n)(r)	Upstart	10/18/2022	1,835	1,783	1,872
FW3499818.SRDUP, 19.72%, 10/13/2027 (a)(r)	Upstart	10/18/2022	2,420	2,368	2,482
FW3499836.SRDUP, 20.93%, 10/13/2027 (a)(r)	Upstart	10/18/2022	2,353	2,302	2,423
FW3499839.SRDUP, 29.37%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,139	1,113	1,172
FW3499853.SRDUP, 29.93%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	1,832	1,781	1,885
FW3499856.SRDUP, 26.88%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	1,295	1,259	1,321
FW3499876.SRDUP, 23.10%, 3/13/2028 (a)(n)(r)	Upstart	10/18/2022	31,340	30,597	32,191
FW3499879.SRDUP, 17.31%, 10/13/2027 (a)(r)	Upstart	10/18/2022	5,441	5,340	5,507
FW3499882.SRDUP, 25.15%, 10/13/2025 (a)(r)	Upstart	10/18/2022	5,235	5,171	5,241
FW3499923.SRDUP, 29.63%, 10/13/2027 (a)(r)	Upstart	10/18/2022	4,943	4,830	5,084
FW3499968.SRDUP, 19.82%, 10/13/2027 (a)(r)	Upstart	10/18/2022	2,839	2,778	2,917
FW3499993.SRDUP, 18.48%, 10/13/2027 (a)(r)	Upstart	10/18/2022	4,724	4,624	4,776
FW3500035.SRDUP, 28.37%, 10/13/2027 (a)(r)	Upstart	10/18/2022	27,289	26,470	28,181
FW3500039.SRDUP, 29.98%, 10/13/2027 (a)(r)	Upstart	10/18/2022	991	971	1,019
FW3500053.SRDUP, 6.00%, 10/13/2025 (a)(n)(r)	Upstart	10/18/2022	911	896	911
FW3500123.SRDUP, 27.89%, 3/13/2028 (a)(n)(r)	Upstart	10/18/2022	8,700	8,439	8,075
FW3500131.SRDUP, 15.16%, 3/13/2028 (a)(n)(r)	Upstart	10/18/2022	23,271	22,573	3,295
FW3500211.SRDUP, 12.15%, 10/13/2027 (a)(r)	Upstart	10/18/2022	7,210	7,077	7,329
FW3500223.SRDUP, 25.75%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	2,225	2,158	177
FW3500283.SRDUP, 29.57%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,217	1,189	1,244
FW3500298.SRDUP, 29.50%, 10/13/2027 (a)(r)	Upstart	10/18/2022	836	819	860
FW3500322.SRDUP, 19.73%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	11,498	11,253	11,116
FW3500327.SRDUP, 29.67%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	11,883	11,603	12,223
FW3500335.SRDUP, 26.54%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	2,988	2,903	3,071
FW3500340.SRDUP, 23.58%, 10/13/2025 (a)(r)	Upstart	10/18/2022	2,469	2,440	2,480
FW3500342.SRDUP, 20.29%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	18,452	17,907	17,840
FW3500372.SRDUP, 23.00%, 10/13/2027 (a)(r)	Upstart	10/18/2022	9,762	9,574	10,046
FW3500397.SRDUP, 29.48%, 10/13/2027 (a)(r)	Upstart	10/18/2022	3,041	2,971	3,128
FW3500398.SRDUP, 16.89%, 10/13/2025 (a)(r)	Upstart	10/18/2022	2,343	2,317	2,333
FW3500435.SRDUP, 29.64%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,445	1,412	1,487
FW3500464.SRDUP, 25.56%, 10/13/2025 (a)(r)	Upstart	10/18/2022	936	924	937
FW3500490.SRDUP, 26.51%, 10/13/2027 (a)(r)	Upstart	10/18/2022	9,572	9,358	9,884
FW3500521.SRDUP, 24.81%, 10/13/2025 (a)(r)	Upstart	10/18/2022	153	151	152
FW3500523.SRDUP, 27.39%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	2,266	2,214	2,191
FW3500536.SRDUP, 12.55%, 10/13/2027 (a)(r)	Upstart	10/18/2022	9,764	9,568	9,925
FW3500545.SRDUP, 28.98%, 3/28/2028 (a)(n)(r)	Upstart	10/18/2022	23,931	23,217	23,951
FW3500552.SRDUP, 23.27%, 10/13/2025 (a)(n)(r)	Upstart	10/18/2022	4,386	4,254	621
FW3500553.SRDUP, 27.33%, 10/13/2025 (a)(r)	Upstart	10/18/2022	810	800	811
FW3500560.SRDUP, 28.60%, 10/13/2027 (a)(r)	Upstart	10/18/2022	16,676	16,296	17,209
FW3500575.SRDUP, 25.61%, 10/13/2027 (a)(r)	Upstart	10/18/2022	4,452	4,334	4,577
FW3500595.SRDUP, 27.47%, 10/25/2025 (a)(n)(r)	Upstart	10/18/2022	491	477	175

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	131

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
FW3500598.SRDUP, 25.42%, 10/13/2027 (a)(r)	Upstart	10/18/2022	$32,142	$31,415	$33,045
FW3500603.SRDUP, 29.08%, 10/13/2027 (a)(r)	Upstart	10/18/2022	11,371	11,112	11,697
FW3500616.SRDUP, 18.76%, 10/13/2025 (a)(r)	Upstart	10/18/2022	5,956	5,887	5,979
FW3500621.SRDUP, 29.79%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,447	1,414	1,488
FW3500625.SRDUP, 27.39%, 10/13/2025 (a)(r)	Upstart	10/18/2022	469	463	469
FW3500736.SRDUP, 30.01%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	1,169	1,134	1,204
FW3500743.SRDUP, 24.10%, 10/24/2027 (a)(r)	Upstart	10/18/2022	11,559	11,286	11,897
FW3500761.SRDUP, 22.35%, 10/13/2025 (a)(n)(r)	Upstart	10/18/2022	1,857	1,826	1,864
FW3500778.SRDUP, 26.15%, 10/13/2025 (a)(r)	Upstart	10/18/2022	2,101	2,075	2,104
FW3500921.SRDUP, 12.21%, 10/13/2025 (a)(r)	Upstart	10/18/2022	862	852	861
FW3500941.SRDUP, 22.77%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	1,310	1,283	1,349
FW3500943.SRDUP, 27.44%, 10/13/2027 (a)(r)	Upstart	10/18/2022	8,367	8,178	8,602
FW3500951.SRDUP, 29.33%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	3,789	3,681	3,912
FW3501022.SRDUP, 11.80%, 10/13/2027 (a)(r)	Upstart	10/18/2022	29,754	29,160	30,249
FW3501027.SRDUP, 27.51%, 10/13/2027 (a)(r)	Upstart	10/18/2022	14,185	13,903	14,597
FW3501054.SRDUP, 27.15%, 10/13/2027 (a)(r)	Upstart	10/18/2022	8,238	8,053	8,478
FW3501080.SRDUP, 28.48%, 10/13/2027 (a)(r)	Upstart	10/18/2022	31,116	30,410	32,012
FW3501100.SRDUP, 22.14%, 10/13/2027 (a)(r)	Upstart	10/18/2022	12,749	12,472	13,083
FW3501118.SRDUP, 28.50%, 10/13/2027 (a)(r)	Upstart	10/18/2022	3,381	3,304	3,490
FW3501127.SRDUP, 21.19%, 10/13/2025 (a)(r)	Upstart	10/18/2022	405	401	407
FW3501142.SRDUP, 29.97%, 10/13/2027 (a)(r)	Upstart	10/18/2022	829	811	852
FW3501197.SRDUP, 29.09%, 3/22/2028 (a)(n)(r)	Upstart	10/18/2022	1,043	1,017	967
FW3501227.SRDUP, 30.05%, 8/13/2028 (a)(n)(r)	Upstart	10/18/2022	2,574	2,496	2,448
FW3501229.SRDUP, 26.78%, 10/13/2027 (a)(r)	Upstart	10/18/2022	8,435	8,246	8,687
FW3501258.SRDUP, 29.73%, 10/13/2027 (a)(r)	Upstart	10/18/2022	837	818	861
FW3501262.SRDUP, 29.26%, 10/13/2027 (a)(r)	Upstart	10/18/2022	2,277	2,225	2,342
FW3501264.SRDUP, 26.76%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	4,504	4,381	4,637
FW3501289.SRDUP, 29.85%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	2,679	2,598	185
FW3501295.SRDUP, 29.80%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,514	1,480	1,563
FW3501308.SRDUP, 28.56%, 10/13/2027 (a)(r)	Upstart	10/18/2022	4,595	4,491	4,721
FW3501310.SRDUP, 29.70%, 10/21/2027 (a)(n)(r)	Upstart	10/18/2022	914	891	940
FW3501329.SRDUP, 27.65%, 10/13/2027 (a)(r)	Upstart	10/18/2022	6,753	6,601	6,975
FW3501338.SRDUP, 29.94%, 10/13/2027 (a)(r)	Upstart	10/18/2022	545	533	542
FW3537005.SRDUP, 21.95%, 11/1/2027 (a)(n)(r)	Upstart	11/04/2022	7,541	7,315	1,949
FW3541387.SRDUP, 28.86%, 11/1/2027 (a)(r)	Upstart	11/04/2022	923	902	946
FW3541513.SRDUP, 26.16%, 11/1/2027 (a)(r)	Upstart	11/04/2022	6,060	5,922	6,258
FW3541727.SRDUP, 29.20%, 11/1/2027 (a)(n)(r)	Upstart	11/04/2022	843	817	119
FW3541732.SRDUP, 25.48%, 4/1/2028 (a)(n)(r)	Upstart	11/04/2022	4,205	4,079	2,052
FW3541734.SRDUP, 29.95%, 11/1/2027 (a)(r)	Upstart	11/04/2022	4,621	4,514	4,769
FW3541759.SRDUP, 28.62%, 11/1/2027 (a)(r)	Upstart	11/04/2022	3,842	3,753	3,980
FW3541761.SRDUP, 24.28%, 11/1/2027 (a)(r)	Upstart	11/04/2022	3,745	3,660	3,839
FW3541847.SRDUP, 28.38%, 11/15/2027 (a)(r)	Upstart	11/04/2022	1,719	1,679	1,767
FW3541863.SRDUP, 22.30%, 11/1/2027 (a)(r)	Upstart	11/04/2022	5,226	5,070	5,315
FW3541903.SRDUP, 20.10%, 11/1/2027 (a)(r)	Upstart	11/04/2022	4,000	3,924	4,077
FW3541925.SRDUP, 29.58%, 11/1/2027 (a)(n)(r)	Upstart	11/04/2022	783	762	111
FW3541940.SRDUP, 27.95%, 11/1/2027 (a)(n)(r)	Upstart	11/04/2022	718	697	741
FW3541987.SRDUP, 26.90%, 4/1/2028 (a)(r)	Upstart	11/04/2022	9,649	9,410	9,771
FW3541991.SRDUP, 33.42%, 11/1/2027 (a)(r)	Upstart	11/04/2022	2,211	2,164	2,285
FW3542009.SRDUP, 26.08%, 11/1/2027 (a)(r)	Upstart	11/04/2022	15,132	14,790	15,695
FW3542010.SRDUP, 25.74%, 11/1/2027 (a)(r)	Upstart	11/04/2022	1,510	1,476	1,566
FW3542062.SRDUP, 27.08%, 11/1/2025 (a)(r)	Upstart	11/04/2022	865	855	869
FW3542156.SRDUP, 24.72%, 11/1/2027 (a)(r)	Upstart	11/04/2022	37,509	36,669	38,501

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

132	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
FW3542159.SRDUP, 22.35%, 11/1/2025 (a)(n)(r)	Upstart	11/04/2022	$2,189	$2,155	$2,192
FW3542218.SRDUP, 28.57%, 11/1/2027 (a)(r)	Upstart	11/04/2022	1,229	1,201	1,273
FW3542288.SRDUP, 21.13%, 11/1/2027 (a)(n)(r)	Upstart	11/04/2022	6,609	6,465	6,637
FW3542290.SRDUP, 29.36%, 11/1/2027 (a)(r)	Upstart	11/04/2022	849	829	869
FW3542294.SRDUP, 29.73%, 11/1/2027 (a)(n)(r)	Upstart	11/04/2022	986	959	1,010
FW3542332.SRDUP, 25.85%, 11/1/2027 (a)(r)	Upstart	11/04/2022	6,044	5,908	6,200
FW3542345.SRDUP, 22.07%, 11/1/2025 (a)(n)(r)	Upstart	11/04/2022	1,904	1,849	1,313
FW3542352.SRDUP, 25.74%, 11/1/2027 (a)(r)	Upstart	11/04/2022	3,612	3,531	3,736
FW3542366.SRDUP, 22.33%, 11/1/2027 (a)(r)	Upstart	11/04/2022	3,379	3,301	3,428
FW3542370.SRDUP, 25.35%, 11/1/2025 (a)(r)	Upstart	11/04/2022	899	887	903
FW3542396.SRDUP, 17.86%, 11/1/2027 (a)(n)(r)	Upstart	11/04/2022	22,356	21,685	10,295
FW3542407.SRDUP, 24.57%, 11/1/2027 (a)(r)	Upstart	11/04/2022	9,766	9,574	10,012
FW3542413.SRDUP, 30.00%, 11/2/2027 (a)(r)	Upstart	11/07/2022	3,640	3,555	3,771
FW3542470.SRDUP, 28.64%, 11/2/2027 (a)(r)	Upstart	11/07/2022	4,841	4,730	5,019
FW3542479.SRDUP, 29.50%, 11/1/2027 (a)(r)	Upstart	11/04/2022	850	830	880
FW3542538.SRDUP, 28.16%, 11/1/2027 (a)(r)	Upstart	11/04/2022	2,912	2,845	2,984
FW3542603.SRDUP, 27.86%, 11/1/2027 (a)(r)	Upstart	11/04/2022	6,807	6,651	7,054
FW3542644.SRDUP, 28.00%, 11/2/2027 (a)(r)	Upstart	11/07/2022	1,378	1,347	1,413
FW3542659.SRDUP, 27.95%, 11/1/2027 (a)(n)(r)	Upstart	11/04/2022	1,553	1,511	1,604
FW3542662.SRDUP, 12.00%, 11/1/2027 (a)(r)	Upstart	11/04/2022	2,055	2,013	2,089
FW3542669.SRDUP, 28.32%, 11/1/2027 (a)(r)	Upstart	11/04/2022	17,109	16,716	17,532
FW3542728.SRDUP, 27.25%, 11/2/2027 (a)(n)(r)	Upstart	11/07/2022	2,714	2,647	2,735
FW3542735.SRDUP, 12.79%, 11/2/2025 (a)(r)	Upstart	11/07/2022	2,722	2,690	2,713
FW3542770.SRDUP, 28.90%, 11/2/2027 (a)(r)	Upstart	11/07/2022	14,213	13,923	14,684
FW3542839.SRDUP, 25.58%, 11/2/2027 (a)(r)	Upstart	11/07/2022	8,447	8,257	8,671
FW3542860.SRDUP, 17.01%, 11/2/2027 (a)(r)	Upstart	11/07/2022	3,558	3,483	3,584
FW3542869.SRDUP, 17.18%, 11/2/2027 (a)(n)(r)	Upstart	11/07/2022	10,700	10,456	10,763
FW3542901.SRDUP, 29.75%, 11/2/2027 (a)(r)	Upstart	11/07/2022	1,701	1,667	1,763
FW3542904.SRDUP, 29.17%, 11/2/2027 (a)(n)(r)	Upstart	11/07/2022	4,101	3,992	581
FW3542909.SRDUP, 27.18%, 11/2/2027 (a)(n)(r)	Upstart	11/07/2022	11,616	11,268	12,016
FW3542919.SRDUP, 22.51%, 11/2/2027 (a)(r)	Upstart	11/07/2022	1,701	1,663	1,733
FW3542920.SRDUP, 27.40%, 11/2/2025 (a)(r)	Upstart	11/07/2022	441	435	441
FW3542964.SRDUP, 25.68%, 11/2/2027 (a)(r)	Upstart	11/07/2022	3,774	3,688	3,917
FW3542972.SRDUP, 14.72%, 11/2/2027 (a)(r)	Upstart	11/07/2022	4,198	4,111	4,230
FW3542975.SRDUP, 25.31%, 4/2/2026 (a)(n)(r)	Upstart	11/07/2022	2,537	2,493	2,551
FW3542980.SRDUP, 20.84%, 4/8/2028 (a)(n)(r)	Upstart	11/07/2022	22,597	22,000	22,475
FW3543000.SRDUP, 29.99%, 11/2/2027 (a)(n)(r)	Upstart	11/07/2022	1,159	1,132	1,200
FW3543018.SRDUP, 29.18%, 11/2/2027 (a)(r)	Upstart	11/07/2022	1,156	1,129	1,162
FW3543054.SRDUP, 25.59%, 11/2/2027 (a)(r)	Upstart	11/07/2022	22,026	21,529	22,608
FW3543067.SRDUP, 23.02%, 11/2/2027 (a)(r)	Upstart	11/07/2022	1,484	1,451	1,511
FW3543119.SRDUP, 25.49%, 11/17/2025 (a)(n)(r)	Upstart	11/07/2022	1,836	1,781	260
FW3903662.SRDUP, 25.51%, 8/4/2028 (a)(r)	Upstart	8/09/2023	24,657	24,551	24,358
FW3904151.SRDUP, 28.76%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	26,212	26,089	12,953
FW3907323.SRDUP, 23.24%, 8/3/2028 (a)(r)	Upstart	8/08/2023	19,282	19,199	18,531
FW3909774.SRDUP, 28.77%, 8/2/2028 (a)(r)	Upstart	8/07/2023	963	959	918
FW3909790.SRDUP, 28.77%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	1,062	1,057	1,007
FW3909802.SRDUP, 28.42%, 8/16/2028 (a)(r)	Upstart	8/07/2023	1,325	1,320	1,264
FW3909817.SRDUP, 14.88%, 8/2/2028 (a)(r)	Upstart	8/07/2023	12,940	12,883	12,827
FW3909823.SRDUP, 25.67%, 8/3/2028 (a)(r)	Upstart	8/08/2023	1,472	1,465	1,405
FW3909828.SRDUP, 22.21%, 8/2/2028 (a)(r)	Upstart	8/07/2023	22,273	22,180	22,058
FW3909839.SRDUP, 27.74%, 8/2/2028 (a)(r)	Upstart	8/07/2023	1,137	1,132	1,088
FW3909860.SRDUP, 26.63%, 8/2/2028 (a)(r)	Upstart	8/07/2023	12,471	12,417	11,954

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	133

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
FW3909883.SRDUP, 24.85%, 8/2/2026 (a)(r)	Upstart	8/07/2023	$2,667	$2,653	$2,613
FW3909903.SRDUP, 27.62%, 8/2/2028 (a)(r)	Upstart	8/07/2023	985	981	944
FW3909916.SRDUP, 30.14%, 8/2/2028 (a)(r)	Upstart	8/07/2023	2,375	2,364	2,264
FW3909923.SRDUP, 20.92%, 8/2/2028 (a)(r)	Upstart	8/07/2023	28,983	28,861	28,698
FW3909927.SRDUP, 28.85%, 1/2/2029 (a)(n)(r)	Upstart	8/07/2023	1,051	1,046	975
FW3909942.SRDUP, 26.74%, 8/2/2028 (a)(r)	Upstart	8/07/2023	13,022	12,966	12,502
FW3909983.SRDUP, 28.28%, 8/2/2028 (a)(r)	Upstart	8/07/2023	23,856	23,752	22,746
FW3909990.SRDUP, 20.42%, 8/2/2028 (a)(r)	Upstart	8/07/2023	1,527	1,525	1,510
FW3910012.SRDUP, 23.49%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	1,727	1,719	1,709
FW3910025.SRDUP, 17.69%, 8/2/2028 (a)(r)	Upstart	8/07/2023	5,534	5,511	5,472
FW3910054.SRDUP, 28.39%, 8/2/2028 (a)(r)	Upstart	8/07/2023	4,021	4,004	3,834
FW3910073.SRDUP, 28.67%, 8/2/2028 (a)(r)	Upstart	8/07/2023	7,000	6,969	6,674
FW3910114.SRDUP, 16.81%, 8/2/2026 (a)(r)	Upstart	8/07/2023	2,009	2,002	1,969
FW3910117.SRDUP, 28.02%, 1/17/2029 (a)(n)(r)	Upstart	8/07/2023	2,271	2,260	2,051
FW3910145.SRDUP, 25.69%, 1/2/2029 (a)(n)(r)	Upstart	8/07/2023	16,971	16,897	16,783
FW3910149.SRDUP, 22.37%, 8/2/2026 (a)(r)	Upstart	8/07/2023	3,779	3,766	3,744
FW3910150.SRDUP, 24.55%, 8/2/2026 (a)(r)	Upstart	8/07/2023	3,489	3,476	3,425
FW3910153.SRDUP, 28.37%, 8/2/2028 (a)(r)	Upstart	8/07/2023	1,551	1,544	1,482
FW3910184.SRDUP, 28.77%, 8/2/2028 (a)(r)	Upstart	8/07/2023	874	870	839
FW3910185.SRDUP, 15.74%, 8/2/2028 (a)(r)	Upstart	8/07/2023	12,471	12,420	12,337
FW3910191.SRDUP, 29.38%, 8/2/2028 (a)(r)	Upstart	8/07/2023	580	577	550
FW3910197.SRDUP, 16.66%, 8/2/2028 (a)(r)	Upstart	8/07/2023	10,018	9,976	9,908
FW3910219.SRDUP, 28.37%, 8/2/2028 (a)(r)	Upstart	8/07/2023	4,196	4,178	4,001
FW3910232.SRDUP, 27.68%, 8/9/2028 (a)(r)	Upstart	8/07/2023	13,585	13,527	13,425
FW3910244.SRDUP, 20.90%, 8/2/2026 (a)(r)	Upstart	8/07/2023	2,391	2,382	2,364
FW3910270.SRDUP, 28.66%, 8/2/2028 (a)(r)	Upstart	8/07/2023	1,575	1,568	1,555
FW3910278.SRDUP, 24.79%, 8/2/2028 (a)(r)	Upstart	8/07/2023	11,326	11,278	11,205
FW3910304.SRDUP, 25.71%, 8/2/2026 (a)(n)(r)	Upstart	8/07/2023	902	899	885
FW3910396.SRDUP, 26.14%, 8/2/2028 (a)(r)	Upstart	8/07/2023	9,105	9,066	9,000
FW3910397.SRDUP, 30.32%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	897	893	858
FW3910507.SRDUP, 23.63%, 8/2/2026 (a)(r)	Upstart	8/07/2023	3,968	3,954	3,924
FW3910584.SRDUP, 23.46%, 8/2/2028 (a)(r)	Upstart	8/07/2023	38,633	38,468	38,220
FW3910608.SRDUP, 22.13%, 8/3/2028 (a)(r)	Upstart	8/08/2023	3,417	3,403	3,384
FW3910652.SRDUP, 14.50%, 8/2/2026 (a)(r)	Upstart	8/07/2023	1,323	1,319	1,309
FW3910687.SRDUP, 18.34%, 8/2/2028 (a)(r)	Upstart	8/07/2023	9,586	9,547	9,478
FW3910704.SRDUP, 24.23%, 8/2/2028 (a)(r)	Upstart	8/07/2023	8,353	8,317	7,968
FW3910740.SRDUP, 23.28%, 8/2/2026 (a)(r)	Upstart	8/07/2023	1,725	1,719	1,709
FW3910897.SRDUP, 28.43%, 8/2/2028 (a)(r)	Upstart	8/07/2023	1,429	1,422	1,369
FW3910997.SRDUP, 20.31%, 8/2/2028 (a)(r)	Upstart	8/07/2023	2,459	2,448	2,431
FW3911028.SRDUP, 14.95%, 8/2/2028 (a)(r)	Upstart	8/07/2023	4,524	4,505	4,485
FW3911077.SRDUP, 17.74%, 8/7/2026 (a)(r)	Upstart	8/07/2023	2,027	2,020	1,987
FW3911096.SRDUP, 27.27%, 8/2/2028 (a)(r)	Upstart	8/07/2023	1,031	1,027	990
FW3911228.SRDUP, 26.06%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	8,842	8,798	4,376
FW3911452.SRDUP, 29.94%, 8/2/2028 (a)(r)	Upstart	8/07/2023	879	875	838
FW3911485.SRDUP, 26.15%, 8/3/2028 (a)(r)	Upstart	8/08/2023	3,896	3,880	3,744
FW3911503.SRDUP, 28.50%, 8/3/2028 (a)(n)(r)	Upstart	8/08/2023	4,389	4,367	4,206
FW3911505.SRDUP, 25.70%, 8/3/2026 (a)(r)	Upstart	8/08/2023	2,934	2,924	2,902
FW3911520.SRDUP, 23.28%, 8/3/2026 (a)(r)	Upstart	8/08/2023	3,541	3,530	3,506
FW3911549.SRDUP, 13.22%, 8/3/2028 (a)(r)	Upstart	8/08/2023	2,330	2,320	2,345
FW3911585.SRDUP, 28.61%, 8/3/2028 (a)(n)(r)	Upstart	8/08/2023	14,848	14,784	14,260
FW3911654.SRDUP, 28.54%, 8/3/2028 (a)(r)	Upstart	8/08/2023	7,697	7,663	7,343
FW3911655.SRDUP, 26.17%, 8/3/2028 (a)(r)	Upstart	8/08/2023	1,735	1,727	1,656

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

134	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
FW3911710.SRDUP, 27.06%, 8/3/2028 (a)(r)	Upstart	8/08/2023	$1,533	$1,527	$1,472
FW3911724.SRDUP, 28.00%, 8/3/2026 (a)(r)	Upstart	8/08/2023	1,406	1,401	1,381
FW3911734.SRDUP, 21.53%, 8/3/2028 (a)(r)	Upstart	8/08/2023	2,982	2,970	2,949
FW3911754.SRDUP, 28.55%, 8/3/2028 (a)(r)	Upstart	8/08/2023	1,487	1,481	1,419
FW3912009.SRDUP, 28.31%, 8/3/2028 (a)(r)	Upstart	8/08/2023	1,049	1,044	1,001
FW3912249.SRDUP, 26.71%, 8/3/2028 (a)(n)(r)	Upstart	8/08/2023	9,735	9,686	1,921
FW3912567.SRDUP, 28.81%, 1/3/2029 (a)(n)(r)	Upstart	8/08/2023	45,142	44,916	44,172
FW3912981.SRDUP, 27.47%, 8/3/2028 (a)(r)	Upstart	8/08/2023	12,633	12,587	11,987
FW3913029.SRDUP, 28.58%, 8/3/2028 (a)(r)	Upstart	8/08/2023	848	846	813
FW3913062.SRDUP, 19.04%, 8/4/2028 (a)(r)	Upstart	8/09/2023	904	900	897
FW3913149.SRDUP, 28.30%, 8/4/2028 (a)(r)	Upstart	8/09/2023	8,184	8,148	7,817
FW3913160.SRDUP, 24.43%, 8/4/2026 (a)(r)	Upstart	8/09/2023	973	969	962
FW3913164.SRDUP, 27.55%, 8/4/2026 (a)(r)	Upstart	8/09/2023	1,319	1,314	1,297
FW3913197.SRDUP, 29.84%, 8/4/2028 (a)(r)	Upstart	8/09/2023	13,179	13,121	12,578
FW3913202.SRDUP, 28.26%, 8/4/2028 (a)(r)	Upstart	8/09/2023	4,369	4,350	4,171
FW3913234.SRDUP, 25.83%, 8/4/2028 (a)(r)	Upstart	8/09/2023	1,039	1,035	993
FW3913257.SRDUP, 27.84%, 8/4/2028 (a)(r)	Upstart	8/09/2023	1,598	1,590	1,516
FW3913294.SRDUP, 13.71%, 8/4/2028 (a)(r)	Upstart	8/09/2023	23,066	22,972	23,220
FW3913360.SRDUP, 18.96%, 8/4/2026 (a)(r)	Upstart	8/09/2023	2,363	2,361	2,344
FW3913392.SRDUP, 26.53%, 8/4/2028 (a)(r)	Upstart	8/09/2023	39,091	38,922	37,326
FW3913393.SRDUP, 28.28%, 8/4/2026 (a)(r)	Upstart	8/09/2023	1,768	1,762	1,734
FW3913458.SRDUP, 28.58%, 8/4/2028 (a)(r)	Upstart	8/09/2023	875	871	835
FW3913483.SRDUP, 28.25%, 8/4/2028 (a)(r)	Upstart	8/09/2023	397	395	381
FW3913541.SRDUP, 30.04%, 8/4/2028 (a)(r)	Upstart	8/09/2023	2,374	2,363	2,266
FW3913549.SRDUP, 21.56%, 8/4/2028 (a)(r)	Upstart	8/09/2023	5,582	5,558	5,532
FW3913574.SRDUP, 24.39%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	21,543	21,508	21,324
FW3913845.SRDUP, 27.67%, 8/4/2026 (a)(r)	Upstart	8/09/2023	4,294	4,279	4,213
FW3913941.SRDUP, 25.75%, 8/4/2028 (a)(r)	Upstart	8/09/2023	1,039	1,035	992
FW3914457.SRDUP, 24.99%, 1/4/2029 (a)(n)(r)	Upstart	8/09/2023	23,181	23,137	21,888
FW3914563.SRDUP, 29.04%, 8/4/2028 (a)(r)	Upstart	8/09/2023	2,190	2,181	2,091
FW3954151.SRDUP, 24.17%, 9/1/2028 (a)(r)	Upstart	9/07/2023	4,814	4,793	4,757
FW3954176.SRDUP, 24.45%, 9/1/2028 (a)(r)	Upstart	9/07/2023	7,329	7,297	6,990
FW3954194.SRDUP, 22.30%, 9/5/2028 (a)(r)	Upstart	9/08/2023	5,507	5,484	5,457
FW3954219.SRDUP, 29.64%, 9/1/2028 (a)(r)	Upstart	9/07/2023	3,905	3,888	3,722
FW3954238.SRDUP, 25.67%, 9/5/2026 (a)(r)	Upstart	9/08/2023	1,080	1,075	1,066
FW3954298.SRDUP, 26.03%, 9/1/2028 (a)(r)	Upstart	9/07/2023	3,538	3,523	3,374
FW3954338.SRDUP, 18.89%, 9/1/2028 (a)(r)	Upstart	9/07/2023	3,420	3,405	3,383
FW3954375.SRDUP, 30.61%, 9/1/2028 (a)(r)	Upstart	9/07/2023	3,220	3,206	3,067
FW3954377.SRDUP, 28.83%, 9/1/2028 (a)(r)	Upstart	9/07/2023	2,773	2,759	2,643
FW3954388.SRDUP, 28.80%, 9/1/2028 (a)(r)	Upstart	9/07/2023	12,117	12,063	11,549
FW3954472.SRDUP, 24.71%, 9/1/2026 (a)(r)	Upstart	9/07/2023	2,087	2,080	2,044
FW3954483.SRDUP, 28.57%, 9/1/2028 (a)(r)	Upstart	9/07/2023	1,239	1,234	1,174
FW3954538.SRDUP, 29.94%, 9/1/2028 (a)(r)	Upstart	9/07/2023	3,198	3,184	3,048
FW3954565.SRDUP, 28.19%, 9/1/2028 (a)(r)	Upstart	9/07/2023	3,069	3,057	2,893
FW3954570.SRDUP, 31.00%, 9/1/2028 (a)(r)	Upstart	9/07/2023	4,327	4,307	4,120
FW3955057.SRDUP, 24.99%, 9/1/2028 (a)(n)(r)	Upstart	9/07/2023	841	838	801
FW3955805.SRDUP, 29.60%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	8,788	8,744	1,244
FW3955825.SRDUP, 26.51%, 9/5/2028 (a)(r)	Upstart	9/08/2023	18,890	18,807	18,055
FW3955827.SRDUP, 29.98%, 2/5/2029 (a)(n)(r)	Upstart	9/08/2023	1,781	1,773	1,708
FW3955871.SRDUP, 20.77%, 9/10/2028 (a)(n)(r)	Upstart	9/08/2023	15,939	15,872	15,730
FW3955879.SRDUP, 30.18%, 9/5/2028 (a)(r)	Upstart	9/08/2023	3,141	3,126	2,968
FW3955883.SRDUP, 25.31%, 9/5/2028 (a)(r)	Upstart	9/08/2023	2,013	2,004	1,993

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	135

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
FW3955977.SRDUP, 25.26%, 9/5/2026 (a)(r)	Upstart	9/08/2023	$711	$709	$698
FW3955984.SRDUP, 24.06%, 9/5/2028 (a)(r)	Upstart	9/08/2023	11,783	11,731	11,189
FW3956006.SRDUP, 21.70%, 9/5/2026 (a)(r)	Upstart	9/08/2023	1,421	1,416	1,404
FW3956033.SRDUP, 29.70%, 9/5/2028 (a)(r)	Upstart	9/08/2023	3,639	3,623	3,477
FW3956036.SRDUP, 24.94%, 9/13/2026 (a)(r)	Upstart	9/08/2023	752	749	744
FW3956062.SRDUP, 22.12%, 9/5/2028 (a)(r)	Upstart	9/08/2023	6,057	6,031	5,995
FW3956066.SRDUP, 27.42%, 9/5/2028 (a)(r)	Upstart	9/08/2023	5,849	5,823	5,587
FW3956078.SRDUP, 24.11%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	6,948	6,918	6,642
FW3956097.SRDUP, 24.53%, 9/5/2028 (a)(r)	Upstart	9/08/2023	5,450	5,426	5,396
FW3956150.SRDUP, 22.26%, 9/5/2028 (a)(r)	Upstart	9/08/2023	21,272	21,180	21,074
FW3956162.SRDUP, 24.71%, 9/5/2028 (a)(r)	Upstart	9/08/2023	31,088	30,952	30,790
FW3956168.SRDUP, 26.91%, 9/5/2028 (a)(r)	Upstart	9/08/2023	2,195	2,193	2,097
FW3956211.SRDUP, 29.66%, 9/5/2028 (a)(r)	Upstart	9/08/2023	7,810	7,775	7,462
FW3956240.SRDUP, 24.65%, 9/5/2028 (a)(r)	Upstart	9/08/2023	2,183	2,173	2,162
FW3956263.SRDUP, 30.04%, 9/5/2028 (a)(r)	Upstart	9/08/2023	298	296	283
FW3956296.SRDUP, 29.97%, 9/5/2028 (a)(r)	Upstart	9/08/2023	1,954	1,946	1,867
FW3956309.SRDUP, 22.64%, 9/5/2028 (a)(r)	Upstart	9/08/2023	3,202	3,189	3,168
FW3956315.SRDUP, 26.80%, 2/5/2027 (a)(n)(r)	Upstart	9/08/2023	2,613	2,600	147
FW3956330.SRDUP, 29.75%, 9/5/2028 (a)(r)	Upstart	9/08/2023	9,810	9,766	9,369
FW3956343.SRDUP, 17.00%, 9/5/2028 (a)(r)	Upstart	9/08/2023	38,185	38,024	37,796
FW3956361.SRDUP, 28.40%, 9/5/2028 (a)(r)	Upstart	9/08/2023	2,900	2,887	2,768
FW3956371.SRDUP, 31.01%, 9/5/2028 (a)(r)	Upstart	9/08/2023	5,526	5,501	5,278
FW3956386.SRDUP, 27.87%, 9/5/2028 (a)(r)	Upstart	9/08/2023	2,206	2,197	2,108
FW3956410.SRDUP, 19.62%, 9/5/2028 (a)(r)	Upstart	9/08/2023	1,029	1,024	1,019
FW3956413.SRDUP, 25.80%, 9/5/2028 (a)(r)	Upstart	9/08/2023	8,765	8,727	8,379
FW3956414.SRDUP, 30.66%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	1,161	1,155	1,102
FW3956431.SRDUP, 29.68%, 2/5/2029 (a)(n)(r)	Upstart	9/08/2023	6,629	6,596	403
FW3956438.SRDUP, 28.92%, 9/5/2028 (a)(r)	Upstart	9/08/2023	2,657	2,645	2,538
FW3956469.SRDUP, 29.68%, 9/5/2028 (a)(r)	Upstart	9/08/2023	3,018	3,004	2,883
FW3956497.SRDUP, 17.20%, 9/5/2026 (a)(n)(r)	Upstart	9/08/2023	840	836	825
FW3956629.SRDUP, 27.86%, 9/5/2028 (a)(r)	Upstart	9/08/2023	868	864	855
FW3956677.SRDUP, 24.70%, 9/5/2028 (a)(r)	Upstart	9/08/2023	14,583	14,576	13,942
FW3956708.SRDUP, 25.69%, 2/5/2029 (a)(n)(r)	Upstart	9/08/2023	9,283	9,237	4,144
FW3956853.SRDUP, 26.32%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	2,024	2,014	1,922
FW3956858.SRDUP, 28.89%, 2/5/2029 (a)(n)(r)	Upstart	9/08/2023	6,449	6,416	3,105
FW3956859.SRDUP, 19.27%, 9/5/2026 (a)(n)(r)	Upstart	9/08/2023	5,361	5,342	5,309
FW3956866.SRDUP, 22.67%, 9/5/2028 (a)(r)	Upstart	9/08/2023	867	867	858
FW3956878.SRDUP, 30.02%, 9/5/2028 (a)(r)	Upstart	9/08/2023	2,044	2,035	1,952
FW3956913.SRDUP, 30.03%, 9/5/2028 (a)(r)	Upstart	9/08/2023	2,044	2,035	1,952
FW3957002.SRDUP, 19.05%, 9/5/2028 (a)(r)	Upstart	9/08/2023	5,133	5,111	5,085
FW3957086.SRDUP, 10.26%, 9/5/2028 (a)(r)	Upstart	9/08/2023	20,198	20,115	20,357
FW3957092.SRDUP, 29.91%, 9/5/2028 (a)(r)	Upstart	9/08/2023	1,310	1,304	1,250
FW3957266.SRDUP, 20.55%, 9/5/2028 (a)(r)	Upstart	9/08/2023	11,051	11,004	10,925
FW3957354.SRDUP, 28.76%, 9/5/2028 (a)(r)	Upstart	9/08/2023	843	839	804
FW3957425.SRDUP, 30.95%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	6,190	6,159	1,771
FW3957495.SRDUP, 18.85%, 9/5/2028 (a)(r)	Upstart	9/08/2023	1,949	1,941	1,864
FW3957509.SRDUP, 26.76%, 9/5/2026 (a)(n)(r)	Upstart	9/08/2023	2,107	2,100	2,060
FW3957551.SRDUP, 29.53%, 9/5/2028 (a)(r)	Upstart	9/08/2023	1,599	1,592	1,519
FW3957660.SRDUP, 25.28%, 9/5/2026 (a)(r)	Upstart	9/08/2023	4,908	4,890	4,847
FW3957680.SRDUP, 23.50%, 9/5/2026 (a)(r)	Upstart	9/08/2023	17,333	17,246	17,157
FW3957681.SRDUP, 29.31%, 9/5/2028 (a)(r)	Upstart	9/08/2023	1,596	1,589	1,525
FW3957773.SRDUP, 19.39%, 9/5/2028 (a)(r)	Upstart	9/08/2023	12,857	12,798	12,693

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

136	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
FW3957923.SRDUP, 30.06%, 9/5/2028 (a)(r)	Upstart	9/08/2023	$1,232	$1,227	$1,218
FW3958392.SRDUP, 21.76%, 7/5/2029 (a)(n)(r)	Upstart	9/08/2023	7,821	7,782	2,054
FW3959080.SRDUP, 11.63%, 9/5/2028 (a)(r)	Upstart	9/08/2023	20,738	20,653	20,893
FW3959880.SRDUP, 23.29%, 9/5/2028 (a)(r)	Upstart	9/08/2023	21,725	21,631	21,491
FW3959896.SRDUP, 28.77%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	13,433	13,367	6,698
FW3959966.SRDUP, 23.08%, 9/5/2028 (a)(r)	Upstart	9/08/2023	42,763	42,578	42,281
FW3960052.SRDUP, 25.36%, 9/5/2028 (a)(r)	Upstart	9/08/2023	20,307	20,218	19,412
FW3960098.SRDUP, 28.42%, 9/5/2028 (a)(r)	Upstart	9/08/2023	2,253	2,242	2,146
FW3960298.SRDUP, 26.85%, 9/6/2028 (a)(r)	Upstart	9/11/2023	8,796	8,757	8,412
FW3960519.SRDUP, 26.59%, 9/5/2026 (a)(r)	Upstart	9/08/2023	1,905	1,895	1,863
FW3960562.SRDUP, 15.67%, 9/5/2028 (a)(r)	Upstart	9/08/2023	6,076	6,051	6,016
FW3960721.SRDUP, 19.68%, 9/5/2028 (a)(r)	Upstart	9/08/2023	11,664	11,614	11,514
FW3960979.SRDUP, 29.71%, 9/6/2028 (a)(r)	Upstart	9/11/2023	1,775	1,767	1,697
FW3961016.SRDUP, 26.49%, 9/6/2028 (a)(n)(r)	Upstart	9/11/2023	955	950	481
FW3961051.SRDUP, 29.58%, 9/6/2028 (a)(r)	Upstart	9/11/2023	3,372	3,357	3,224
FW3961069.SRDUP, 26.17%, 9/6/2028 (a)(r)	Upstart	9/11/2023	4,388	4,369	4,197
FW3961171.SRDUP, 23.72%, 9/6/2026 (a)(r)	Upstart	9/11/2023	2,867	2,856	2,839
FW4005935.SRDUP, 18.43%, 10/10/2028 (a)(r)	Upstart	10/13/2023	5,629	5,605	5,557
FW4007221.SRDUP, 28.32%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,498	4,478	4,263
FW4007629.SRDUP, 24.20%, 10/6/2028 (a)(r)	Upstart	10/12/2023	5,274	5,251	5,212
FW4007965.SRDUP, 16.30%, 10/6/2026 (a)(r)	Upstart	10/12/2023	2,078	2,071	2,035
FW4007971.SRDUP, 27.62%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,785	1,777	1,687
FW4007992.SRDUP, 22.56%, 10/6/2028 (a)(r)	Upstart	10/12/2023	8,559	8,522	8,460
FW4007996.SRDUP, 19.03%, 10/21/2028 (a)(r)	Upstart	10/12/2023	9,706	9,665	9,567
FW4008016.SRDUP, 29.19%, 10/6/2028 (a)(r)	Upstart	10/12/2023	986	982	932
FW4008022.SRDUP, 29.16%, 10/10/2028 (a)(r)	Upstart	10/12/2023	7,639	7,605	7,221
FW4008039.SRDUP, 24.37%, 10/6/2028 (a)(r)	Upstart	10/12/2023	14,980	14,914	14,782
FW4008045.SRDUP, 20.39%, 10/6/2028 (a)(r)	Upstart	10/12/2023	3,401	3,386	3,352
FW4008050.SRDUP, 29.11%, 10/6/2028 (a)(r)	Upstart	10/12/2023	3,045	3,033	2,894
FW4008054.SRDUP, 27.45%, 10/6/2028 (a)(r)	Upstart	10/12/2023	2,052	2,043	1,939
FW4008067.SRDUP, 18.76%, 10/6/2026 (a)(r)	Upstart	10/12/2023	13,085	13,036	12,906
FW4008075.SRDUP, 29.46%, 10/6/2028 (a)(r)	Upstart	10/12/2023	2,064	2,055	1,951
FW4008078.SRDUP, 22.78%, 10/6/2028 (a)(r)	Upstart	10/12/2023	9,933	9,890	9,795
FW4008091.SRDUP, 27.87%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	2,839	2,827	2,698
FW4008099.SRDUP, 27.35%, 10/6/2026 (a)(r)	Upstart	10/12/2023	3,008	2,997	2,931
FW4008125.SRDUP, 21.15%, 10/6/2026 (a)(r)	Upstart	10/12/2023	1,689	1,682	1,665
FW4008149.SRDUP, 24.33%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	4,144	4,123	2,099
FW4008174.SRDUP, 12.25%, 10/6/2026 (a)(r)	Upstart	10/12/2023	585	583	579
FW4008183.SRDUP, 20.21%, 10/6/2026 (a)(r)	Upstart	10/12/2023	36,550	36,417	36,044
FW4008218.SRDUP, 22.99%, 10/6/2028 (a)(r)	Upstart	10/12/2023	11,715	11,664	11,551
FW4008289.SRDUP, 28.33%, 10/6/2028 (a)(r)	Upstart	10/12/2023	8,915	8,875	8,473
FW4008317.SRDUP, 17.42%, 10/6/2028 (a)(r)	Upstart	10/12/2023	155	154	154
FW4008328.SRDUP, 26.92%, 10/6/2028 (a)(r)	Upstart	10/12/2023	2,672	2,660	2,526
FW4008330.SRDUP, 29.13%, 10/6/2028 (a)(r)	Upstart	10/12/2023	2,510	2,507	2,372
FW4008335.SRDUP, 28.74%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	1,547	1,540	766
FW4008368.SRDUP, 23.16%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,705	1,698	1,678
FW4008390.SRDUP, 28.77%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,523	1,516	1,439
FW4008392.SRDUP, 27.29%, 10/6/2026 (a)(r)	Upstart	10/12/2023	1,423	1,418	1,393
FW4008401.SRDUP, 21.80%, 10/6/2026 (a)(r)	Upstart	10/12/2023	22,236	22,154	21,930
FW4008403.SRDUP, 20.11%, 10/6/2028 (a)(r)	Upstart	10/12/2023	2,178	2,169	2,145
FW4008408.SRDUP, 29.06%, 10/6/2028 (a)(r)	Upstart	10/12/2023	3,153	3,139	2,981
FW4008415.SRDUP, 24.15%, 10/6/2026 (a)(r)	Upstart	10/12/2023	6,239	6,216	6,150

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	137

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
FW4008431.SRDUP, 29.04%, 10/6/2028 (a)(r)	Upstart	10/12/2023	$13,052	$12,986	$12,385
FW4008437.SRDUP, 22.65%, 10/6/2028 (a)(r)	Upstart	10/12/2023	3,278	3,263	3,220
FW4008443.SRDUP, 28.73%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,522	1,516	1,439
FW4008449.SRDUP, 14.65%, 10/6/2028 (a)(r)	Upstart	10/12/2023	9,648	9,607	9,522
FW4008454.SRDUP, 16.64%, 10/6/2028 (a)(r)	Upstart	10/12/2023	17,206	17,132	16,974
FW4008460.SRDUP, 29.04%, 10/6/2028 (a)(r)	Upstart	10/12/2023	4,302	4,283	4,066
FW4008467.SRDUP, 29.12%, 10/6/2028 (a)(r)	Upstart	10/12/2023	2,423	2,412	2,298
FW4008470.SRDUP, 28.96%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,255	1,249	1,234
FW4008484.SRDUP, 25.71%, 10/6/2026 (a)(r)	Upstart	10/12/2023	1,346	1,340	1,329
FW4008496.SRDUP, 22.83%, 10/6/2028 (a)(r)	Upstart	10/12/2023	35,604	35,448	35,205
FW4008499.SRDUP, 23.63%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,102	3,089	2,941
FW4008501.SRDUP, 22.89%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	2,202	2,199	2,082
FW4008503.SRDUP, 26.00%, 10/6/2026 (a)(r)	Upstart	10/12/2023	2,020	2,012	1,968
FW4008510.SRDUP, 29.01%, 10/6/2028 (a)(r)	Upstart	10/12/2023	2,241	2,231	2,118
FW4008518.SRDUP, 23.44%, 3/6/2029 (a)(n)(r)	Upstart	10/12/2023	45,287	45,063	44,238
FW4008524.SRDUP, 28.54%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	933	929	62
FW4008525.SRDUP, 21.24%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	1,544	1,536	297
FW4008538.SRDUP, 26.25%, 10/6/2026 (a)(r)	Upstart	10/12/2023	1,123	1,119	1,094
FW4008540.SRDUP, 16.99%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	1,703	1,695	1,682
FW4008543.SRDUP, 27.87%, 3/6/2029 (a)(n)(r)	Upstart	10/12/2023	6,102	6,071	2,910
FW4008566.SRDUP, 28.05%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,069	1,067	1,016
FW4008593.SRDUP, 28.79%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	1,373	1,366	365
FW4008607.SRDUP, 23.29%, 10/6/2026 (a)(r)	Upstart	10/12/2023	1,107	1,103	1,094
FW4008610.SRDUP, 29.09%, 10/6/2028 (a)(r)	Upstart	10/12/2023	21,479	21,398	20,212
FW4008617.SRDUP, 29.17%, 10/6/2028 (a)(r)	Upstart	10/12/2023	3,318	3,303	3,135
FW4008622.SRDUP, 26.74%, 10/6/2026 (a)(n)(r)	Upstart	10/12/2023	3,922	3,905	3,834
FW4008631.SRDUP, 29.03%, 10/6/2028 (a)(r)	Upstart	10/12/2023	5,916	5,890	5,591
FW4008636.SRDUP, 28.47%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	3,233	3,217	642
FW4008646.SRDUP, 28.44%, 10/6/2028 (a)(r)	Upstart	10/12/2023	984	980	930
FW4008651.SRDUP, 29.00%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,620	1,613	1,532
FW4008685.SRDUP, 26.59%, 10/6/2028 (a)(r)	Upstart	10/12/2023	2,039	2,029	1,934
FW4008687.SRDUP, 28.72%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,254	1,248	1,185
FW4008691.SRDUP, 29.15%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,256	1,254	1,187
FW4008692.SRDUP, 30.17%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,709	1,701	1,615
FW4008707.SRDUP, 28.59%, 10/6/2028 (a)(r)	Upstart	10/12/2023	3,133	3,119	2,961
FW4008804.SRDUP, 28.71%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,164	1,159	1,100
FW4008879.SRDUP, 28.98%, 3/6/2029 (a)(n)(r)	Upstart	10/12/2023	3,271	3,257	3,043
FW4008882.SRDUP, 29.65%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	1,528	1,525	1,444
FW4008911.SRDUP, 28.00%, 10/7/2028 (a)(r)	Upstart	10/12/2023	2,118	2,108	2,012
FW4008932.SRDUP, 28.98%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,613	1,606	1,528
FW4009086.SRDUP, 29.12%, 3/6/2029 (a)(n)(r)	Upstart	10/12/2023	7,476	7,439	6,945
FW4009369.SRDUP, 22.45%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	2,595	2,582	1,182
FW4009821.SRDUP, 13.87%, 10/10/2028 (a)(r)	Upstart	10/13/2023	21,289	21,199	21,072
FW4009829.SRDUP, 29.03%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,062	2,052	1,953
FW4009831.SRDUP, 28.59%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,253	1,248	1,187
FW4009840.SRDUP, 28.27%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,159	1,154	1,104
FW4009883.SRDUP, 28.83%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,852	3,835	3,650
FW4009928.SRDUP, 22.81%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,396	4,377	4,342
FW4009953.SRDUP, 29.11%, 10/10/2028 (a)(r)	Upstart	10/13/2023	6,050	6,023	5,763
FW4009966.SRDUP, 29.33%, 10/10/2028 (a)(r)	Upstart	10/13/2023	21,530	21,433	20,396
FW4010342.SRDUP, 28.14%, 10/10/2028 (a)(r)	Upstart	10/13/2023	8,940	8,900	8,814
FW4010349.SRDUP, 25.21%, 10/10/2026 (a)(r)	Upstart	10/13/2023	12,753	12,705	12,498

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

138	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
FW4010533.SRDUP, 28.93%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	$1,322	$1,317	$1,259
FW4010679.SRDUP, 28.72%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,343	1,337	1,273
FW4010758.SRDUP, 28.11%, 10/10/2028 (a)(r)	Upstart	10/13/2023	5,721	5,695	5,420
FW4011015.SRDUP, 26.80%, 3/10/2029 (a)(r)	Upstart	10/13/2023	19,169	19,099	17,988
FW4011051.SRDUP, 17.11%, 10/10/2028 (a)(r)	Upstart	10/13/2023	41,365	41,188	40,842
FW4011093.SRDUP, 30.07%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,517	2,506	2,385
FW4011146.SRDUP, 25.63%, 10/10/2026 (a)(r)	Upstart	10/13/2023	5,528	5,507	5,396
FW4011465.SRDUP, 27.49%, 10/10/2026 (a)(n)(r)	Upstart	10/13/2023	5,804	5,777	5,667
FW4011466.SRDUP, 22.86%, 3/10/2027 (a)(r)	Upstart	10/13/2023	330	328	326
FW4011508.SRDUP, 15.24%, 10/10/2028 (a)(r)	Upstart	10/13/2023	5,990	5,965	5,917
FW4011520.SRDUP, 28.77%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,591	2,579	2,459
FW4011911.SRDUP, 29.04%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,121	3,105	2,973
FW4011920.SRDUP, 19.20%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,997	1,989	1,970
FW4011964.SRDUP, 10.66%, 10/10/2026 (a)(r)	Upstart	10/13/2023	30,394	30,289	30,314
FW4011987.SRDUP, 28.54%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	1,555	1,547	447
FW4012120.SRDUP, 28.60%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,236	1,230	1,174
FW4012160.SRDUP, 29.05%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,334	1,328	1,270
FW4012187.SRDUP, 29.15%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,166	1,160	1,104
FW4012199.SRDUP, 29.05%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,227	3,213	3,057
FW4012200.SRDUP, 28.96%, 10/10/2028 (a)(r)	Upstart	10/13/2023	5,108	5,085	4,839
FW4012273.SRDUP, 28.87%, 10/10/2028 (a)(r)	Upstart	10/13/2023	5,933	5,925	5,622
FW4012356.SRDUP, 28.34%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,700	1,692	1,610
FW4012360.SRDUP, 24.22%, 10/10/2028 (a)(r)	Upstart	10/13/2023	44,356	44,162	43,738
FW4012377.SRDUP, 15.17%, 3/10/2029 (a)(r)	Upstart	10/13/2023	13,542	13,475	13,382
FW4012382.SRDUP, 25.02%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,155	3,141	2,979
FW4012385.SRDUP, 27.14%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,465	4,449	4,231
FW4012438.SRDUP, 23.46%, 10/10/2028 (a)(r)	Upstart	10/13/2023	7,930	7,895	7,830
FW4012459.SRDUP, 18.53%, 10/10/2026 (a)(r)	Upstart	10/13/2023	11,384	11,343	11,272
FW4012468.SRDUP, 29.14%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,319	3,304	3,144
FW4012486.SRDUP, 28.02%, 10/10/2028 (a)(r)	Upstart	10/13/2023	8,490	8,452	8,044
FW4012505.SRDUP, 29.18%, 10/10/2028 (a)(r)	Upstart	10/13/2023	13,092	13,033	12,403
FW4012524.SRDUP, 28.37%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,672	2,660	2,545
FW4012577.SRDUP, 15.38%, 10/10/2028 (a)(r)	Upstart	10/13/2023	19,349	19,267	19,112
FW4012581.SRDUP, 27.32%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,046	1,041	996
FW4012588.SRDUP, 30.05%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,225	4,206	4,002
FW4012596.SRDUP, 29.13%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,152	2,142	2,039
FW4012601.SRDUP, 22.90%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,638	2,627	2,606
FW4012607.SRDUP, 24.61%, 10/15/2026 (a)(r)	Upstart	10/13/2023	4,255	4,239	4,201
FW4012620.SRDUP, 28.65%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	4,121	4,103	3,904
FW4012644.SRDUP, 20.35%, 10/10/2028 (a)(r)	Upstart	10/13/2023	40,715	40,662	40,155
FW4012663.SRDUP, 28.91%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,136	2,126	2,034
FW4012664.SRDUP, 11.34%, 10/10/2026 (a)(r)	Upstart	10/13/2023	4,222	4,207	4,213
FW4012677.SRDUP, 24.92%, 10/10/2026 (a)(r)	Upstart	10/13/2023	2,160	2,152	2,133
FW4012678.SRDUP, 29.10%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,138	3,124	2,973
FW4012684.SRDUP, 24.63%, 10/10/2028 (a)(r)	Upstart	10/13/2023	5,274	5,250	5,026
FW4012710.SRDUP, 15.44%, 10/10/2028 (a)(r)	Upstart	10/13/2023	15,927	15,858	15,758
FW4012714.SRDUP, 20.04%, 10/10/2026 (a)(r)	Upstart	10/13/2023	490	488	481
FW4012738.SRDUP, 29.08%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,597	1,590	1,521
FW4012743.SRDUP, 26.81%, 10/10/2026 (a)(r)	Upstart	10/13/2023	3,352	3,339	3,287
FW4012765.SRDUP, 14.87%, 10/10/2028 (a)(r)	Upstart	10/13/2023	42,725	42,543	42,988
FW4012796.SRDUP, 29.83%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,923	4,901	4,690
FW4012851.SRDUP, 25.20%, 10/10/2028 (a)(r)	Upstart	10/13/2023	39,715	39,539	37,850

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	139

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
FW4012861.SRDUP, 23.41%, 10/10/2028 (a)(r)	Upstart	10/13/2023	$29,864	$29,824	$29,425
FW4012892.SRDUP, 28.62%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	2,679	2,666	518
FW4012907.SRDUP, 26.11%, 10/10/2026 (a)(r)	Upstart	10/13/2023	1,123	1,118	1,108
FW4013153.SRDUP, 25.20%, 10/10/2028 (a)(r)	Upstart	10/13/2023	19,985	19,896	19,738
FW4013407.SRDUP, 26.37%, 10/10/2028 (a)(r)	Upstart	10/13/2023	20,242	20,153	19,976
FW4013445.SRDUP, 27.95%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,072	1,067	1,016
FW4013621.SRDUP, 29.03%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,345	1,338	1,325
FW4013730.SRDUP, 30.08%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,046	4,040	3,833
FW4014327.SRDUP, 28.58%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,788	1,780	1,704
FW4014443.SRDUP, 28.95%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,061	2,052	1,953
FW4014726.SRDUP, 23.06%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,991	2,978	2,956
FW4014729.SRDUP, 30.10%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	1,620	1,613	1,535
FW4014752.SRDUP, 29.19%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,166	1,161	1,104
FW4014758.SRDUP, 26.11%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,666	1,658	1,588
FW4014789.SRDUP, 22.76%, 10/10/2028 (a)(r)	Upstart	10/13/2023	7,208	7,176	7,119
FW4015027.SRDUP, 29.38%, 10/25/2028 (a)(n)(r)	Upstart	10/13/2023	2,436	2,423	490
L3265831.SRDUP, 23.14%, 7/20/2027 (a)(r)	Upstart	7/25/2022	1,030	1,030	1,064
L3268810.SRDUP, 19.10%, 7/22/2027 (a)(n)(r)	Upstart	7/27/2022	521	521	520
L3279284.SRDUP, 24.40%, 7/20/2027 (a)(r)	Upstart	7/25/2022	1,522	1,522	1,572
L3282815.SRDUP, 20.86%, 7/18/2027 (a)(r)	Upstart	7/21/2022	20,203	20,202	20,696
L3283486.SRDUP, 16.28%, 7/22/2027 (a)(r)	Upstart	7/27/2022	1,944	1,944	1,974
L3288889.SRDUP, 20.60%, 7/18/2027 (a)(r)	Upstart	7/21/2022	2,837	2,837	2,868
L3290939.SRDUP, 16.53%, 7/19/2027 (a)(n)(r)	Upstart	7/22/2022	21,677	21,677	21,987
L3291096.SRDUP, 23.75%, 7/19/2027 (a)(r)	Upstart	7/22/2022	828	828	851
L3291098.SRDUP, 19.78%, 7/18/2027 (a)(r)	Upstart	7/21/2022	2,939	2,939	3,026
L3291148.SRDUP, 14.82%, 7/19/2027 (a)(r)	Upstart	7/22/2022	2,559	2,558	2,596
L3291157.SRDUP, 24.36%, 7/18/2027 (a)(r)	Upstart	7/21/2022	6,621	6,621	6,811
L3291319.SRDUP, 24.33%, 7/18/2027 (a)(r)	Upstart	7/21/2022	3,187	3,187	3,287
L3291468.SRDUP, 24.41%, 7/22/2027 (a)(n)(r)	Upstart	7/27/2022	1,544	1,544	219
L3291594.SRDUP, 19.14%, 7/19/2027 (a)(n)(r)	Upstart	7/22/2022	9,598	9,609	9,891
L3291614.SRDUP, 19.03%, 7/19/2027 (a)(r)	Upstart	7/22/2022	2,522	2,522	2,557
L3291615.SRDUP, 24.31%, 7/19/2027 (a)(r)	Upstart	7/22/2022	1,108	1,108	1,140
L3291691.SRDUP, 13.34%, 7/19/2027 (a)(r)	Upstart	7/22/2022	5,031	5,031	5,109
L3291740.SRDUP, 23.24%, 7/19/2027 (a)(r)	Upstart	7/22/2022	9,617	9,617	9,926
L3291772.SRDUP, 17.28%, 7/19/2027 (a)(r)	Upstart	7/22/2022	3,661	3,661	3,713
L3291813.SRDUP, 24.20%, 8/1/2027 (a)(n)(r)	Upstart	7/22/2022	3,134	3,134	3,234
L3291872.SRDUP, 23.71%, 7/19/2027 (a)(r)	Upstart	7/22/2022	4,351	4,351	4,490
L3291879.SRDUP, 24.41%, 7/19/2027 (a)(r)	Upstart	7/22/2022	1,177	1,180	1,214
L3292086.SRDUP, 24.15%, 7/19/2027 (a)(r)	Upstart	7/22/2022	19,237	19,237	19,789
L3292091.SRDUP, 9.84%, 7/19/2027 (a)(r)	Upstart	7/22/2022	4,882	4,882	4,945
L3292141.SRDUP, 14.93%, 7/19/2027 (a)(r)	Upstart	7/22/2022	12,667	12,667	12,879
L3292188.SRDUP, 24.20%, 7/19/2027 (a)(r)	Upstart	7/22/2022	1,038	1,038	1,071
L3292268.SRDUP, 24.07%, 7/19/2027 (a)(n)(r)	Upstart	7/22/2022	9,406	9,406	9,680
L3292269.SRDUP, 21.49%, 7/19/2027 (a)(r)	Upstart	7/22/2022	5,419	5,419	5,579
L3292285.SRDUP, 20.95%, 7/19/2027 (a)(r)	Upstart	7/22/2022	1,147	1,147	1,181
L3292286.SRDUP, 21.53%, 7/19/2027 (a)(r)	Upstart	7/22/2022	8,450	8,450	8,710
L3292304.SRDUP, 12.31%, 7/19/2027 (a)(r)	Upstart	7/22/2022	20,062	20,062	20,415
L3292306.SRDUP, 21.00%, 7/19/2025 (a)(r)	Upstart	7/22/2022	1,560	1,560	1,568
L3292347.SRDUP, 20.06%, 7/19/2025 (a)(r)	Upstart	7/22/2022	1,545	1,545	1,554
L3292349.SRDUP, 20.94%, 7/19/2025 (a)(r)	Upstart	7/22/2022	405	406	407
L3292376.SRDUP, 19.31%, 7/19/2025 (a)(n)(r)	Upstart	7/22/2022	4,162	4,177	589
L3292406.SRDUP, 20.05%, 7/19/2027 (a)(r)	Upstart	7/22/2022	2,677	2,677	2,758

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

140	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
L3292483.SRDUP, 21.53%, 12/19/2027 (a)(n)(r)	Upstart	7/22/2022	$7,313	$7,313	$7,053
L3292493.SRDUP, 18.76%, 7/19/2027 (a)(r)	Upstart	7/22/2022	789	789	800
L3292501.SRDUP, 17.83%, 7/19/2027 (a)(r)	Upstart	7/22/2022	18,260	18,260	18,518
L3292511.SRDUP, 23.98%, 7/19/2027 (a)(r)	Upstart	7/22/2022	6,979	6,979	7,204
L3292538.SRDUP, 13.06%, 12/19/2027 (a)(n)(r)	Upstart	7/22/2022	2,702	2,711	2,748
L3292584.SRDUP, 15.32%, 7/19/2027 (a)(r)	Upstart	7/22/2022	642	642	652
L3292655.SRDUP, 17.26%, 7/19/2025 (a)(r)	Upstart	7/22/2022	261	261	261
L3292688.SRDUP, 24.20%, 12/19/2027 (a)(n)(r)	Upstart	7/22/2022	1,686	1,686	1,740
L3293908.SRDUP, 22.82%, 7/20/2027 (a)(r)	Upstart	7/25/2022	822	822	846
L3294496.SRDUP, 16.02%, 7/20/2027 (a)(r)	Upstart	7/25/2022	4,331	4,331	4,394
L3294888.SRDUP, 21.11%, 7/20/2027 (a)(r)	Upstart	7/25/2022	1,552	1,552	1,598
L3294963.SRDUP, 12.45%, 7/20/2025 (a)(r)	Upstart	7/25/2022	286	286	286
L3295007.SRDUP, 24.33%, 7/20/2027 (a)(n)(r)	Upstart	7/25/2022	468	468	66
L3295171.SRDUP, 20.62%, 7/20/2027 (a)(r)	Upstart	7/25/2022	1,345	1,345	1,363
L3295187.SRDUP, 21.54%, 7/20/2027 (a)(r)	Upstart	7/25/2022	2,035	2,035	2,096
L3295314.SRDUP, 15.36%, 7/20/2027 (a)(r)	Upstart	7/25/2022	6,427	6,427	6,522
L3295330.SRDUP, 17.04%, 7/20/2027 (a)(r)	Upstart	7/25/2022	16,310	16,310	16,546
L3295527.SRDUP, 11.77%, 7/21/2027 (a)(r)	Upstart	7/26/2022	9,947	9,947	10,126
L3295622.SRDUP, 18.14%, 7/20/2025 (a)(r)	Upstart	7/25/2022	303	303	303
L3295635.SRDUP, 22.54%, 7/22/2027 (a)(r)	Upstart	7/25/2022	15,713	15,713	16,229
L3295719.SRDUP, 21.80%, 7/20/2027 (a)(r)	Upstart	7/25/2022	1,086	1,086	1,119
L3295754.SRDUP, 18.51%, 7/20/2027 (a)(n)(r)	Upstart	7/25/2022	17,248	17,248	2,442
L3295812.SRDUP, 23.63%, 7/20/2027 (a)(r)	Upstart	7/25/2022	1,723	1,723	1,779
L3295833.SRDUP, 16.66%, 7/28/2027 (a)(r)	Upstart	7/25/2022	5,219	5,219	5,295
L3295929.SRDUP, 10.65%, 7/20/2027 (a)(r)	Upstart	7/25/2022	3,690	3,690	3,738
L3295998.SRDUP, 11.03%, 7/21/2025 (a)(r)	Upstart	7/25/2022	1,410	1,411	1,414
L3296001.SRDUP, 21.80%, 7/20/2027 (a)(n)(r)	Upstart	7/25/2022	9,654	9,654	1,367
L3296030.SRDUP, 24.19%, 7/20/2027 (a)(n)(r)	Upstart	7/25/2022	10,507	10,507	10,272
L3296077.SRDUP, 19.61%, 7/20/2025 (a)(r)	Upstart	7/25/2022	1,852	1,852	1,863
L3296098.SRDUP, 24.25%, 7/26/2027 (a)(r)	Upstart	7/26/2022	236	236	237
L3296144.SRDUP, 24.09%, 7/26/2027 (a)(r)	Upstart	7/25/2022	1,388	1,388	1,445
L3296260.SRDUP, 24.28%, 7/20/2027 (a)(r)	Upstart	7/25/2022	1,454	1,454	1,501
L3296277.SRDUP, 11.15%, 12/20/2027 (a)(n)(r)	Upstart	7/25/2022	698	698	663
L3296311.SRDUP, 9.72%, 7/20/2025 (a)(r)	Upstart	7/25/2022	1,429	1,429	1,433
L3296324.SRDUP, 24.30%, 7/28/2027 (a)(n)(r)	Upstart	7/25/2022	3,003	3,003	3,098
L3296349.SRDUP, 13.33%, 7/20/2027 (a)(r)	Upstart	7/25/2022	10,414	10,414	10,596
L3296889.SRDUP, 9.69%, 8/2/2027 (a)(r)	Upstart	8/05/2022	6,251	6,136	6,324
L3297187.SRDUP, 24.20%, 7/21/2027 (a)(n)(r)	Upstart	7/26/2022	921	921	265
L3297380.SRDUP, 20.18%, 7/21/2027 (a)(r)	Upstart	7/26/2022	804	804	829
L3297731.SRDUP, 18.32%, 7/21/2027 (a)(r)	Upstart	7/26/2022	395	395	397
L3297779.SRDUP, 24.20%, 7/26/2027 (a)(r)	Upstart	7/29/2022	846	846	867
L3297815.SRDUP, 14.37%, 7/21/2025 (a)(n)(r)	Upstart	7/26/2022	669	669	256
L3298066.SRDUP, 20.29%, 12/21/2027 (a)(r)	Upstart	7/26/2022	14,953	14,953	15,112
L3298107.SRDUP, 14.90%, 7/21/2027 (a)(r)	Upstart	7/26/2022	5,548	5,548	5,635
L3298192.SRDUP, 11.35%, 7/22/2025 (a)(r)	Upstart	7/27/2022	283	283	284
L3298216.SRDUP, 16.63%, 7/21/2025 (a)(n)(r)	Upstart	7/26/2022	1,041	1,041	1,039
L3298278.SRDUP, 20.60%, 7/21/2027 (a)(r)	Upstart	7/26/2022	1,547	1,547	1,594
L3298279.SRDUP, 24.37%, 7/21/2027 (a)(r)	Upstart	7/26/2022	4,299	4,314	4,477
L3298280.SRDUP, 16.01%, 12/21/2027 (a)(r)	Upstart	7/26/2022	11,891	11,912	12,074
L3298301.SRDUP, 21.46%, 7/21/2027 (a)(r)	Upstart	7/26/2022	3,792	3,792	3,920
L3298306.SRDUP, 14.33%, 7/21/2025 (a)(r)	Upstart	7/26/2022	1,167	1,167	1,168
L3298312.SRDUP, 10.25%, 12/21/2027 (a)(r)	Upstart	7/26/2022	24,211	24,211	24,519

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	141

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
L3298313.SRDUP, 22.74%, 7/21/2027 (a)(r)	Upstart	7/26/2022	$4,242	$4,242	$4,369
L3298339.SRDUP, 16.93%, 7/21/2025 (a)(r)	Upstart	7/26/2022	600	600	599
L3298342.SRDUP, 21.97%, 8/1/2027 (a)(r)	Upstart	7/26/2022	21,271	21,271	21,914
L3298343.SRDUP, 23.21%, 7/21/2027 (a)(n)(r)	Upstart	7/26/2022	3,114	3,114	3,118
L3298354.SRDUP, 14.05%, 7/21/2027 (a)(r)	Upstart	7/26/2022	5,015	5,015	5,093
L3298384.SRDUP, 20.12%, 7/21/2027 (a)(n)(r)	Upstart	7/26/2022	31,784	31,784	6,265
L3298391.SRDUP, 18.82%, 7/21/2027 (a)(r)	Upstart	7/26/2022	4,638	4,638	4,782
L3298404.SRDUP, 23.97%, 7/21/2027 (a)(r)	Upstart	7/26/2022	967	967	996
L3298433.SRDUP, 18.50%, 7/21/2027 (a)(r)	Upstart	7/26/2022	1,982	1,982	2,010
L3298434.SRDUP, 23.13%, 1/5/2028 (a)(n)(r)	Upstart	7/26/2022	11,854	11,854	3,380
L3298448.SRDUP, 15.61%, 7/21/2027 (a)(r)	Upstart	7/26/2022	32,209	32,209	32,689
L3298508.SRDUP, 17.30%, 7/28/2027 (a)(n)(r)	Upstart	7/26/2022	8,568	8,568	935
L3298581.SRDUP, 18.25%, 7/21/2027 (a)(n)(r)	Upstart	7/26/2022	10,770	10,770	2,114
L3298584.SRDUP, 16.45%, 7/21/2027 (a)(n)(r)	Upstart	7/26/2022	5,011	5,011	710
L3298607.SRDUP, 20.95%, 7/21/2027 (a)(r)	Upstart	7/26/2022	12,568	12,568	12,965
L3298608.SRDUP, 13.55%, 7/21/2027 (a)(r)	Upstart	7/26/2022	1,265	1,264	1,287
L3298613.SRDUP, 19.79%, 7/21/2027 (a)(n)(r)	Upstart	7/26/2022	10,031	10,031	10,174
L3298614.SRDUP, 12.12%, 7/21/2027 (a)(r)	Upstart	7/26/2022	9,356	9,356	9,524
L3298621.SRDUP, 12.01%, 7/21/2027 (a)(r)	Upstart	7/26/2022	8,225	8,225	8,373
L3298658.SRDUP, 17.40%, 7/21/2027 (a)(r)	Upstart	7/26/2022	6,217	6,217	6,308
L3298669.SRDUP, 24.15%, 7/21/2027 (a)(r)	Upstart	7/26/2022	6,988	6,988	7,277
L3298677.SRDUP, 15.73%, 7/21/2027 (a)(r)	Upstart	7/26/2022	5,158	5,158	5,235
L3298680.SRDUP, 14.00%, 7/21/2027 (a)(r)	Upstart	7/26/2022	2,158	2,158	2,191
L3298698.SRDUP, 14.63%, 7/21/2027 (a)(n)(r)	Upstart	7/26/2022	13,692	13,692	2,686
L3298700.SRDUP, 15.26%, 7/21/2027 (a)(r)	Upstart	7/26/2022	16,051	16,051	16,292
L3300640.SRDUP, 21.15%, 7/22/2025 (a)(r)	Upstart	7/27/2022	2,562	2,562	2,577
L3300781.SRDUP, 18.92%, 7/22/2025 (a)(n)(r)	Upstart	7/27/2022	1,228	1,228	1,236
L3301225.SRDUP, 12.79%, 8/3/2027 (a)(r)	Upstart	8/08/2022	1,286	1,262	1,306
L3301492.SRDUP, 17.07%, 7/22/2027 (a)(n)(r)	Upstart	7/27/2022	2,732	2,732	735
L3301932.SRDUP, 16.54%, 7/22/2027 (a)(n)(r)	Upstart	7/27/2022	16,243	16,243	15,561
L3301939.SRDUP, 23.78%, 7/22/2027 (a)(r)	Upstart	7/27/2022	2,001	2,001	2,067
L3302031.SRDUP, 23.66%, 12/22/2027 (a)(n)(r)	Upstart	7/27/2022	13,107	13,107	2,631
L3302201.SRDUP, 24.20%, 7/22/2027 (a)(r)	Upstart	7/27/2022	2,631	2,631	2,717
L3302210.SRDUP, 24.30%, 7/22/2027 (a)(r)	Upstart	7/27/2022	2,775	2,775	2,867
L3302358.SRDUP, 19.61%, 7/22/2025 (a)(r)	Upstart	7/27/2022	1,231	1,231	1,239
L3302433.SRDUP, 24.09%, 7/22/2027 (a)(r)	Upstart	7/27/2022	1,383	1,383	1,424
L3302579.SRDUP, 24.22%, 12/22/2027 (a)(n)(r)	Upstart	7/27/2022	14,240	14,240	14,697
L3302824.SRDUP, 13.35%, 7/28/2027 (a)(r)	Upstart	7/27/2022	8,849	8,868	8,987
L3302921.SRDUP, 18.39%, 8/3/2027 (a)(r)	Upstart	7/27/2022	3,168	3,168	3,201
L3303115.SRDUP, 24.13%, 7/22/2027 (a)(n)(r)	Upstart	7/27/2022	2,214	2,214	313
L3303191.SRDUP, 16.68%, 7/22/2027 (a)(n)(r)	Upstart	7/27/2022	10,799	10,799	10,336
L3303226.SRDUP, 21.72%, 7/22/2025 (a)(n)(r)	Upstart	7/27/2022	5,027	5,043	4,923
L3303301.SRDUP, 23.73%, 7/22/2027 (a)(n)(r)	Upstart	7/27/2022	976	976	98
L3303535.SRDUP, 12.58%, 7/26/2027 (a)(r)	Upstart	7/29/2022	7,830	7,847	7,975
L3304210.SRDUP, 20.61%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	3,362	3,362	3,470
L3304312.SRDUP, 15.67%, 7/25/2027 (a)(r)	Upstart	7/28/2022	4,124	4,124	4,189
L3304489.SRDUP, 24.35%, 7/25/2027 (a)(r)	Upstart	7/28/2022	4,090	4,090	4,230
L3304544.SRDUP, 24.40%, 7/25/2027 (a)(r)	Upstart	7/28/2022	5,407	5,407	5,643
L3304576.SRDUP, 22.93%, 1/10/2028 (a)(n)(r)	Upstart	7/28/2022	4,243	4,243	4,372
L3304592.SRDUP, 21.37%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	5,975	5,975	6,166
L3304611.SRDUP, 24.36%, 7/25/2027 (a)(r)	Upstart	7/28/2022	6,447	6,447	6,539
L3304654.SRDUP, 20.58%, 5/25/2028 (a)(n)(r)	Upstart	7/28/2022	4,890	4,890	4,961

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

142	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
L3304669.SRDUP, 18.76%, 7/25/2027 (a)(r)	Upstart	7/28/2022	$3,310	$3,310	$3,361
L3304673.SRDUP, 24.34%, 7/25/2027 (a)(r)	Upstart	7/28/2022	524	524	534
L3304686.SRDUP, 14.98%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	4,295	4,295	608
L3304867.SRDUP, 21.38%, 7/25/2027 (a)(r)	Upstart	7/28/2022	3,167	3,167	3,254
L3304894.SRDUP, 19.91%, 7/25/2027 (a)(r)	Upstart	7/28/2022	7,358	7,358	7,469
L3304898.SRDUP, 19.25%, 7/25/2027 (a)(r)	Upstart	7/28/2022	821	821	830
L3304935.SRDUP, 12.34%, 7/25/2027 (a)(r)	Upstart	7/28/2022	3,500	3,500	3,565
L3304999.SRDUP, 24.11%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	3,173	3,173	3,281
L3305013.SRDUP, 9.95%, 7/25/2027 (a)(r)	Upstart	7/28/2022	1,403	1,402	1,419
L3305021.SRDUP, 11.57%, 7/25/2027 (a)(r)	Upstart	7/28/2022	6,019	6,019	6,098
L3305031.SRDUP, 24.40%, 7/25/2027 (a)(r)	Upstart	7/28/2022	2,704	2,704	2,796
L3305091.SRDUP, 24.38%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	1,841	1,841	387
L3305130.SRDUP, 21.96%, 7/25/2027 (a)(r)	Upstart	7/28/2022	18,332	18,332	18,934
L3305149.SRDUP, 12.10%, 7/25/2027 (a)(r)	Upstart	7/28/2022	5,275	5,286	5,372
L3305233.SRDUP, 14.86%, 12/25/2027 (a)(n)(r)	Upstart	7/28/2022	12,570	12,570	12,766
L3305259.SRDUP, 24.21%, 12/25/2027 (a)(n)(r)	Upstart	7/28/2022	1,553	1,558	1,600
L3305316.SRDUP, 24.05%, 7/25/2027 (a)(r)	Upstart	7/28/2022	760	760	787
L3305321.SRDUP, 21.67%, 7/25/2027 (a)(r)	Upstart	7/28/2022	5,950	5,950	6,143
L3305486.SRDUP, 9.45%, 7/25/2025 (a)(r)	Upstart	7/28/2022	1,248	1,248	1,252
L3305566.SRDUP, 23.18%, 12/25/2027 (a)(n)(r)	Upstart	7/28/2022	21,811	21,811	21,843
L3305582.SRDUP, 11.14%, 7/25/2027 (a)(r)	Upstart	7/28/2022	2,163	2,163	2,203
L3305584.SRDUP, 15.57%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	32,313	32,313	32,830
L3305587.SRDUP, 24.27%, 5/25/2028 (a)(n)(r)	Upstart	7/28/2022	2,397	2,397	2,477
L3305645.SRDUP, 11.17%, 7/25/2027 (a)(r)	Upstart	7/28/2022	4,945	4,945	5,037
L3305697.SRDUP, 21.53%, 7/25/2027 (a)(r)	Upstart	7/28/2022	1,674	1,674	1,709
L3305703.SRDUP, 20.60%, 7/25/2027 (a)(r)	Upstart	7/28/2022	19,679	19,679	20,128
L3309405.SRDUP, 20.41%, 7/26/2027 (a)(r)	Upstart	7/29/2022	6,713	6,713	6,931
L3309449.SRDUP, 14.45%, 7/26/2027 (a)(r)	Upstart	7/29/2022	2,167	2,167	2,202
L3309493.SRDUP, 15.78%, 1/1/2028 (a)(n)(r)	Upstart	8/04/2022	8,084	7,900	8,166
L3309530.SRDUP, 23.84%, 7/26/2027 (a)(r)	Upstart	7/29/2022	3,445	3,445	3,567
L3309580.SRDUP, 24.06%, 7/26/2027 (a)(r)	Upstart	7/29/2022	1,590	1,590	1,646
L3309588.SRDUP, 15.02%, 7/26/2027 (a)(r)	Upstart	7/29/2022	9,868	9,868	10,027
L3309635.SRDUP, 23.10%, 8/1/2027 (a)(r)	Upstart	7/29/2022	681	681	703
L3309640.SRDUP, 17.81%, 7/26/2025 (a)(n)(r)	Upstart	7/29/2022	984	984	983
L3309665.SRDUP, 12.61%, 7/26/2027 (a)(r)	Upstart	7/29/2022	5,841	5,841	5,944
L3309688.SRDUP, 15.37%, 7/26/2027 (a)(r)	Upstart	7/29/2022	3,857	3,857	3,919
L3309713.SRDUP, 15.54%, 7/26/2027 (a)(r)	Upstart	7/29/2022	4,076	4,076	4,139
L3309767.SRDUP, 13.33%, 7/26/2027 (a)(r)	Upstart	7/29/2022	7,508	7,508	7,635
L3309855.SRDUP, 17.99%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	1,295	1,295	1,316
L3309862.SRDUP, 10.63%, 12/26/2027 (a)(n)(r)	Upstart	7/29/2022	9,931	9,931	10,062
L3309888.SRDUP, 15.74%, 7/26/2027 (a)(r)	Upstart	7/29/2022	3,720	3,720	3,779
L3310016.SRDUP, 17.41%, 7/26/2027 (a)(r)	Upstart	7/29/2022	4,776	4,776	4,851
L3310076.SRDUP, 14.52%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	5,106	5,106	5,189
L3310205.SRDUP, 16.26%, 7/26/2025 (a)(r)	Upstart	7/29/2022	733	734	732
L3310251.SRDUP, 19.26%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	2,085	2,085	569
L3310462.SRDUP, 16.12%, 7/26/2025 (a)(r)	Upstart	7/29/2022	1,427	1,427	1,425
L3310473.SRDUP, 15.61%, 7/26/2027 (a)(r)	Upstart	7/29/2022	4,831	4,831	4,917
L3310487.SRDUP, 21.76%, 1/10/2028 (a)(n)(r)	Upstart	7/29/2022	1,950	1,950	389
L3310493.SRDUP, 21.57%, 7/26/2025 (a)(n)(r)	Upstart	7/29/2022	2,764	2,764	391
L3310657.SRDUP, 24.27%, 7/26/2027 (a)(r)	Upstart	7/29/2022	2,286	2,286	2,365
L3310701.SRDUP, 21.37%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	15,345	15,345	15,907
L3310741.SRDUP, 24.19%, 12/26/2027 (a)(n)(r)	Upstart	7/29/2022	4,745	4,745	672

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	143

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
L3310766.SRDUP, 20.52%, 7/26/2027 (a)(r)	Upstart	7/29/2022	$22,638	$22,638	$23,391
L3310855.SRDUP, 17.71%, 7/26/2025 (a)(r)	Upstart	7/29/2022	1,057	1,057	1,065
L3310866.SRDUP, 24.21%, 7/27/2027 (a)(n)(r)	Upstart	8/01/2022	3,534	3,534	1,052
L3310870.SRDUP, 13.32%, 12/26/2027 (a)(n)(r)	Upstart	7/29/2022	1,339	1,339	1,364
L3310874.SRDUP, 12.04%, 7/26/2025 (a)(n)(r)	Upstart	7/29/2022	353	353	354
L3311095.SRDUP, 24.39%, 7/27/2027 (a)(r)	Upstart	8/01/2022	3,674	3,674	3,804
L3311406.SRDUP, 23.12%, 7/27/2027 (a)(r)	Upstart	8/01/2022	3,203	3,203	3,312
L3312046.SRDUP, 10.36%, 7/27/2027 (a)(r)	Upstart	8/01/2022	15,331	15,331	15,537
L3312097.SRDUP, 24.32%, 7/27/2027 (a)(r)	Upstart	8/01/2022	3,048	3,048	3,144
L3312110.SRDUP, 16.75%, 7/27/2027 (a)(r)	Upstart	8/01/2022	31,977	31,977	32,498
L3312122.SRDUP, 13.66%, 7/27/2027 (a)(r)	Upstart	8/01/2022	4,872	4,872	4,953
L3312194.SRDUP, 19.81%, 12/27/2025 (a)(n)(r)	Upstart	8/01/2022	2,819	2,819	940
L3312209.SRDUP, 23.84%, 7/27/2027 (a)(n)(r)	Upstart	8/01/2022	1,460	1,460	207
L3312211.SRDUP, 16.91%, 12/27/2027 (a)(r)	Upstart	8/01/2022	2,812	2,812	2,853
L3312241.SRDUP, 19.65%, 7/27/2027 (a)(r)	Upstart	8/01/2022	4,670	4,670	4,824
L3312244.SRDUP, 24.04%, 7/27/2027 (a)(r)	Upstart	8/01/2022	754	754	780
L3312274.SRDUP, 24.26%, 7/27/2027 (a)(r)	Upstart	8/01/2022	958	958	973
L3312276.SRDUP, 21.64%, 7/27/2025 (a)(r)	Upstart	8/01/2022	112	112	112
L3312292.SRDUP, 19.30%, 7/27/2027 (a)(r)	Upstart	8/01/2022	13,968	13,968	14,187
L3312295.SRDUP, 15.02%, 7/27/2027 (a)(r)	Upstart	8/01/2022	9,567	9,567	9,729
L3312329.SRDUP, 18.20%, 7/27/2027 (a)(n)(r)	Upstart	8/01/2022	6,281	6,281	889
L3312343.SRDUP, 19.03%, 7/27/2025 (a)(r)	Upstart	8/01/2022	3,368	3,368	3,395
L3312347.SRDUP, 12.73%, 7/27/2027 (a)(n)(r)	Upstart	8/01/2022	6,111	6,111	6,224
L3312488.SRDUP, 21.64%, 7/27/2027 (a)(r)	Upstart	8/01/2022	10,173	10,173	10,542
L3312490.SRDUP, 16.86%, 7/27/2027 (a)(r)	Upstart	8/01/2022	7,808	7,808	7,939
L3312509.SRDUP, 16.96%, 7/27/2027 (a)(r)	Upstart	8/01/2022	2,281	2,281	2,318
L3312518.SRDUP, 20.84%, 7/27/2027 (a)(r)	Upstart	8/01/2022	4,201	4,201	4,331
L3312563.SRDUP, 24.35%, 7/27/2027 (a)(r)	Upstart	8/01/2022	1,664	1,664	1,722
L3312566.SRDUP, 24.23%, 7/27/2027 (a)(r)	Upstart	8/01/2022	3,600	3,600	3,713
L3312670.SRDUP, 14.56%, 7/27/2027 (a)(r)	Upstart	8/01/2022	4,420	4,420	4,500
L3312683.SRDUP, 11.33%, 7/27/2027 (a)(r)	Upstart	8/01/2022	6,181	6,181	6,264
L3312812.SRDUP, 16.76%, 7/27/2025 (a)(r)	Upstart	8/01/2022	359	359	359
L3312824.SRDUP, 21.40%, 7/27/2027 (a)(n)(r)	Upstart	8/01/2022	8,123	8,123	8,383
L3312858.SRDUP, 18.96%, 7/27/2027 (a)(n)(r)	Upstart	8/01/2022	3,981	3,981	4,044
L3319584.SRDUP, 21.54%, 8/1/2027 (a)(r)	Upstart	8/04/2022	5,398	5,287	5,519
L3319799.SRDUP, 23.94%, 8/1/2027 (a)(r)	Upstart	8/04/2022	1,621	1,587	1,666
L3319824.SRDUP, 21.32%, 8/1/2027 (a)(r)	Upstart	8/04/2022	3,731	3,655	3,815
L3319826.SRDUP, 15.29%, 8/1/2027 (a)(r)	Upstart	8/04/2022	9,967	9,773	10,070
L3319874.SRDUP, 21.05%, 1/1/2028 (a)(r)	Upstart	8/04/2022	2,165	2,104	2,202
L3319888.SRDUP, 22.24%, 8/1/2027 (a)(r)	Upstart	8/04/2022	1,740	1,704	1,782
L3319897.SRDUP, 23.88%, 8/1/2027 (a)(r)	Upstart	8/04/2022	950	930	952
L3319928.SRDUP, 17.44%, 8/1/2027 (a)(r)	Upstart	8/04/2022	7,573	7,423	7,651
L3319940.SRDUP, 16.69%, 8/1/2027 (a)(r)	Upstart	8/04/2022	29,885	29,296	30,179
L3319949.SRDUP, 20.19%, 8/1/2027 (a)(n)(r)	Upstart	8/04/2022	8,234	8,058	8,309
L3319952.SRDUP, 24.13%, 8/1/2027 (a)(r)	Upstart	8/04/2022	1,059	1,036	1,081
L3319967.SRDUP, 20.83%, 8/1/2025 (a)(r)	Upstart	8/04/2022	5,036	4,988	5,032
L3320008.SRDUP, 21.91%, 8/1/2027 (a)(r)	Upstart	8/04/2022	1,923	1,884	1,918
L3320111.SRDUP, 21.21%, 8/1/2025 (a)(r)	Upstart	8/04/2022	352	342	352
L3320116.SRDUP, 22.99%, 8/1/2027 (a)(n)(r)	Upstart	8/04/2022	985	964	979
L3320122.SRDUP, 9.83%, 8/1/2027 (a)(r)	Upstart	8/04/2022	31,295	30,785	31,655
L3320127.SRDUP, 18.72%, 8/1/2027 (a)(n)(r)	Upstart	8/04/2022	10,153	9,949	10,249
L3320129.SRDUP, 24.19%, 8/1/2027 (a)(n)(r)	Upstart	8/04/2022	2,209	2,156	2,263

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

144	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
L3320133.SRDUP, 20.46%, 8/1/2027 (a)(r)	Upstart	8/04/2022	$9,610	$9,414	$9,828
L3320160.SRDUP, 24.34%, 8/1/2027 (a)(n)(r)	Upstart	8/04/2022	845	820	673
L3320163.SRDUP, 15.96%, 8/1/2025 (a)(r)	Upstart	8/04/2022	2,225	2,204	2,211
L3320167.SRDUP, 19.44%, 8/1/2027 (a)(r)	Upstart	8/04/2022	2,314	2,273	2,368
L3320181.SRDUP, 24.06%, 8/4/2027 (a)(n)(r)	Upstart	8/04/2022	4,331	4,201	613
L3320189.SRDUP, 23.86%, 8/1/2027 (a)(r)	Upstart	8/04/2022	1,127	1,104	1,154
L3320197.SRDUP, 15.02%, 8/1/2027 (a)(r)	Upstart	8/04/2022	15,931	15,622	16,096
L3320212.SRDUP, 18.66%, 8/1/2027 (a)(n)(r)	Upstart	8/04/2022	5,271	5,113	746
L3320219.SRDUP, 22.72%, 8/1/2027 (a)(r)	Upstart	8/04/2022	6,648	6,510	6,802
L3320275.SRDUP, 12.92%, 8/1/2027 (a)(r)	Upstart	8/04/2022	2,190	2,148	2,223
L3320277.SRDUP, 24.37%, 8/1/2027 (a)(r)	Upstart	8/04/2022	3,818	3,738	3,900
L3320281.SRDUP, 20.67%, 1/1/2028 (a)(r)	Upstart	8/04/2022	16,664	16,310	16,760
L3320338.SRDUP, 19.69%, 8/1/2025 (a)(r)	Upstart	8/04/2022	407	403	407
L3320357.SRDUP, 11.47%, 8/1/2027 (a)(r)	Upstart	8/04/2022	1,705	1,673	1,731
L3320380.SRDUP, 16.07%, 8/1/2027 (a)(r)	Upstart	8/04/2022	13,832	13,562	13,966
L3321962.SRDUP, 24.06%, 8/2/2027 (a)(r)	Upstart	8/05/2022	1,199	1,174	1,228
L3322357.SRDUP, 24.17%, 8/2/2027 (a)(r)	Upstart	8/05/2022	777	760	796
L3324226.SRDUP, 22.84%, 8/3/2027 (a)(r)	Upstart	8/08/2022	767	751	786
L3324242.SRDUP, 24.26%, 1/2/2028 (a)(r)	Upstart	8/05/2022	5,669	5,499	5,664
L3324468.SRDUP, 20.96%, 8/3/2027 (a)(r)	Upstart	8/08/2022	12,749	12,487	13,080
L3324484.SRDUP, 17.42%, 8/17/2025 (a)(n)(r)	Upstart	8/05/2022	2,451	2,409	2,451
L3324749.SRDUP, 19.07%, 8/2/2027 (a)(r)	Upstart	8/05/2022	4,696	4,555	4,811
L3324913.SRDUP, 18.73%, 8/2/2027 (a)(r)	Upstart	8/05/2022	13,536	13,264	13,666
L3324959.SRDUP, 17.05%, 8/2/2027 (a)(r)	Upstart	8/05/2022	3,031	2,971	3,062
L3324977.SRDUP, 24.10%, 8/2/2027 (a)(r)	Upstart	8/05/2022	2,695	2,639	2,758
L3324988.SRDUP, 15.03%, 8/2/2027 (a)(r)	Upstart	8/05/2022	5,249	5,147	5,303
L3325036.SRDUP, 12.75%, 8/2/2027 (a)(r)	Upstart	8/05/2022	15,491	15,176	15,699
L3325038.SRDUP, 15.67%, 6/2/2026 (a)(r)	Upstart	8/05/2022	3,045	2,983	3,016
L3325048.SRDUP, 18.54%, 8/2/2025 (a)(r)	Upstart	8/05/2022	6,035	5,979	6,034
L3325085.SRDUP, 18.62%, 8/2/2027 (a)(r)	Upstart	8/05/2022	4,327	4,240	4,369
L3325121.SRDUP, 23.95%, 8/2/2027 (a)(r)	Upstart	8/05/2022	1,057	1,035	1,087
L3325164.SRDUP, 15.51%, 8/2/2027 (a)(r)	Upstart	8/05/2022	6,588	6,459	6,656
L3325178.SRDUP, 21.55%, 8/2/2027 (a)(r)	Upstart	8/05/2022	4,500	4,418	4,614
L3325187.SRDUP, 16.96%, 8/2/2027 (a)(r)	Upstart	8/05/2022	2,235	2,190	2,257
L3325205.SRDUP, 21.86%, 8/2/2027 (a)(r)	Upstart	8/05/2022	539	528	534
L3325231.SRDUP, 24.33%, 8/2/2027 (a)(r)	Upstart	8/05/2022	3,040	2,976	3,126
L3325282.SRDUP, 21.78%, 1/2/2028 (a)(n)(r)	Upstart	8/05/2022	1,115	1,082	488
L3325286.SRDUP, 12.54%, 8/2/2027 (a)(r)	Upstart	8/05/2022	3,851	3,777	3,909
L3325289.SRDUP, 13.13%, 8/2/2027 (a)(r)	Upstart	8/05/2022	6,452	6,329	6,549
L3325301.SRDUP, 22.48%, 8/2/2027 (a)(r)	Upstart	8/05/2022	8,155	8,006	8,358
L3325305.SRDUP, 21.40%, 8/2/2027 (a)(n)(r)	Upstart	8/05/2022	18,197	17,651	4,776
L3325310.SRDUP, 23.46%, 8/2/2027 (a)(r)	Upstart	8/05/2022	2,651	2,598	2,715
L3325322.SRDUP, 24.35%, 8/2/2027 (a)(r)	Upstart	8/05/2022	6,363	6,229	6,516
L3325325.SRDUP, 23.33%, 1/2/2028 (a)(r)	Upstart	8/05/2022	16,879	16,454	17,220
L3325343.SRDUP, 13.52%, 8/2/2027 (a)(n)(r)	Upstart	8/05/2022	1,145	1,111	757
L3325345.SRDUP, 13.12%, 8/2/2027 (a)(r)	Upstart	8/05/2022	971	953	986
L3325348.SRDUP, 16.86%, 8/2/2025 (a)(r)	Upstart	8/05/2022	4,500	4,463	4,491
L3325351.SRDUP, 24.20%, 8/2/2027 (a)(n)(r)	Upstart	8/05/2022	1,297	1,259	677
L3325394.SRDUP, 15.94%, 8/2/2025 (a)(r)	Upstart	8/05/2022	1,963	1,945	1,951
L3325407.SRDUP, 13.43%, 8/2/2027 (a)(r)	Upstart	8/05/2022	3,234	3,172	3,283
L3325413.SRDUP, 24.29%, 8/2/2027 (a)(r)	Upstart	8/05/2022	1,979	1,937	2,027
L3325455.SRDUP, 24.19%, 8/5/2027 (a)(n)(r)	Upstart	8/05/2022	1,516	1,471	791

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	145

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
L3325559.SRDUP, 20.27%, 8/2/2027 (a)(r)	Upstart	8/05/2022	$1,984	$1,943	$2,030
L3325577.SRDUP, 19.96%, 1/14/2028 (a)(n)(r)	Upstart	8/05/2022	5,198	5,060	1,347
L3325596.SRDUP, 14.90%, 8/2/2027 (a)(r)	Upstart	8/05/2022	4,670	4,580	4,703
L3325602.SRDUP, 24.01%, 8/2/2027 (a)(r)	Upstart	8/05/2022	1,033	1,008	1,053
L3325655.SRDUP, 17.23%, 1/2/2028 (a)(n)(r)	Upstart	8/05/2022	4,520	4,385	841
L3325657.SRDUP, 22.31%, 8/2/2027 (a)(r)	Upstart	8/05/2022	12,184	11,931	12,488
L3325658.SRDUP, 17.45%, 8/2/2027 (a)(r)	Upstart	8/05/2022	7,365	7,219	7,438
L3325659.SRDUP, 10.94%, 8/2/2025 (a)(r)	Upstart	8/05/2022	1,246	1,235	1,248
L3325663.SRDUP, 23.60%, 8/2/2027 (a)(n)(r)	Upstart	8/05/2022	6,458	6,326	6,598
L3325678.SRDUP, 19.71%, 8/2/2027 (a)(r)	Upstart	8/05/2022	1,500	1,470	1,515
L3325687.SRDUP, 24.10%, 8/2/2027 (a)(r)	Upstart	8/05/2022	669	656	681
L3325691.SRDUP, 9.81%, 8/2/2027 (a)(r)	Upstart	8/05/2022	16,946	16,633	17,142
L3325740.SRDUP, 21.13%, 1/18/2028 (a)(n)(r)	Upstart	8/08/2022	9,571	9,284	1,355
L3327144.SRDUP, 18.48%, 8/3/2027 (a)(n)(r)	Upstart	8/08/2022	816	792	232
L3327322.SRDUP, 20.74%, 8/3/2027 (a)(r)	Upstart	8/08/2022	3,851	3,772	3,941
L3327523.SRDUP, 21.93%, 8/3/2027 (a)(r)	Upstart	8/08/2022	3,887	3,807	3,977
L3327539.SRDUP, 20.36%, 8/3/2027 (a)(n)(r)	Upstart	8/08/2022	8,231	8,062	8,424
L3327884.SRDUP, 17.23%, 8/3/2027 (a)(r)	Upstart	8/08/2022	7,353	7,207	7,427
L3327950.SRDUP, 24.39%, 8/3/2027 (a)(r)	Upstart	8/08/2022	1,202	1,177	1,232
L3327969.SRDUP, 21.69%, 8/3/2027 (a)(r)	Upstart	8/08/2022	2,217	2,172	2,274
L3327996.SRDUP, 18.13%, 8/3/2027 (a)(r)	Upstart	8/08/2022	3,031	2,970	3,061
L3328160.SRDUP, 21.82%, 8/3/2027 (a)(r)	Upstart	8/08/2022	5,965	5,842	6,118
L3328192.SRDUP, 15.93%, 8/3/2027 (a)(r)	Upstart	8/08/2022	931	912	939
L3328216.SRDUP, 22.20%, 8/3/2027 (a)(r)	Upstart	8/08/2022	9,119	8,930	9,330
L3328221.SRDUP, 24.24%, 8/3/2027 (a)(r)	Upstart	8/08/2022	777	761	796
L3328315.SRDUP, 23.97%, 8/3/2027 (a)(r)	Upstart	8/08/2022	6,211	6,079	6,341
L3328360.SRDUP, 20.13%, 8/3/2027 (a)(r)	Upstart	8/08/2022	3,012	2,950	3,082
L3328484.SRDUP, 18.06%, 8/3/2027 (a)(n)(r)	Upstart	8/08/2022	4,771	4,627	1,302
L3328499.SRDUP, 24.16%, 8/3/2027 (a)(n)(r)	Upstart	8/08/2022	1,029	999	534
L3328509.SRDUP, 17.07%, 1/5/2028 (a)(r)	Upstart	8/10/2022	4,369	4,275	4,402
L3328586.SRDUP, 17.20%, 8/3/2027 (a)(n)(r)	Upstart	8/08/2022	4,054	3,934	1,966
L3328771.SRDUP, 19.34%, 8/3/2027 (a)(r)	Upstart	8/08/2022	3,740	3,664	3,776
L3328781.SRDUP, 12.12%, 8/3/2027 (a)(r)	Upstart	8/08/2022	4,824	4,732	4,897
L3328802.SRDUP, 13.39%, 8/3/2025 (a)(r)	Upstart	8/08/2022	1,224	1,211	1,221
L3328810.SRDUP, 22.40%, 8/3/2027 (a)(r)	Upstart	8/08/2022	1,184	1,160	1,214
L3328846.SRDUP, 15.15%, 8/3/2027 (a)(r)	Upstart	8/08/2022	5,254	5,164	5,309
L3329055.SRDUP, 14.86%, 8/3/2027 (a)(r)	Upstart	8/08/2022	6,832	6,697	6,896
L3329098.SRDUP, 14.93%, 8/15/2027 (a)(r)	Upstart	8/08/2022	6,587	6,458	6,657
L3329108.SRDUP, 21.00%, 8/3/2027 (a)(r)	Upstart	8/08/2022	827	810	835
L3329112.SRDUP, 24.32%, 8/3/2027 (a)(r)	Upstart	8/08/2022	3,129	3,060	3,207
L3329189.SRDUP, 24.16%, 8/3/2027 (a)(r)	Upstart	8/08/2022	3,247	3,187	3,327
L3329389.SRDUP, 11.77%, 8/3/2025 (a)(r)	Upstart	8/08/2022	1,884	1,867	1,881
L3329625.SRDUP, 24.05%, 8/3/2027 (a)(n)(r)	Upstart	8/08/2022	1,349	1,310	1,381
L3329647.SRDUP, 23.02%, 8/3/2027 (a)(n)(r)	Upstart	8/08/2022	1,093	1,060	308
L3330225.SRDUP, 23.90%, 8/4/2027 (a)(r)	Upstart	8/09/2022	846	828	865
L3330321.SRDUP, 17.99%, 8/4/2027 (a)(n)(r)	Upstart	8/09/2022	8,618	8,359	1,640
L3330502.SRDUP, 10.16%, 8/4/2027 (a)(r)	Upstart	8/09/2022	8,163	8,011	8,258
L3331070.SRDUP, 20.95%, 8/4/2027 (a)(r)	Upstart	8/09/2022	980	960	1,003
L3331127.SRDUP, 21.27%, 8/4/2027 (a)(r)	Upstart	8/09/2022	843	828	862
L3331146.SRDUP, 10.81%, 8/9/2025 (a)(r)	Upstart	8/09/2022	623	617	624
L3331188.SRDUP, 23.41%, 8/4/2027 (a)(n)(r)	Upstart	8/09/2022	1,406	1,375	1,438
L3331252.SRDUP, 24.39%, 8/8/2027 (a)(r)	Upstart	8/09/2022	3,241	3,173	3,324

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

146	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
L3331262.SRDUP, 24.06%, 8/4/2027 (a)(r)	Upstart	8/09/2022	$731	$715	$746
L3331276.SRDUP, 23.86%, 8/4/2027 (a)(r)	Upstart	8/09/2022	1,057	1,034	1,083
L3331357.SRDUP, 17.44%, 8/4/2025 (a)(r)	Upstart	8/09/2022	2,916	2,892	2,917
L3331419.SRDUP, 22.38%, 8/4/2027 (a)(n)(r)	Upstart	8/09/2022	6,400	6,208	610
L3331514.SRDUP, 22.63%, 8/4/2027 (a)(r)	Upstart	8/09/2022	2,373	2,324	2,428
L3331686.SRDUP, 14.06%, 8/4/2027 (a)(r)	Upstart	8/09/2022	7,155	7,017	7,233
L3331693.SRDUP, 22.32%, 8/4/2027 (a)(r)	Upstart	8/09/2022	4,874	4,773	5,000
L3331769.SRDUP, 21.48%, 8/4/2027 (a)(r)	Upstart	8/09/2022	10,334	10,121	10,440
L3331918.SRDUP, 19.09%, 8/4/2025 (a)(r)	Upstart	8/09/2022	1,349	1,336	1,349
L3331966.SRDUP, 23.20%, 1/8/2028 (a)(r)	Upstart	8/11/2022	2,368	2,315	2,429
L3331975.SRDUP, 15.31%, 8/4/2027 (a)(r)	Upstart	8/09/2022	6	6	6
L3331983.SRDUP, 15.15%, 8/4/2025 (a)(r)	Upstart	8/09/2022	1,818	1,802	1,808
L3332024.SRDUP, 20.29%, 8/4/2027 (a)(r)	Upstart	8/09/2022	686	672	692
L3332058.SRDUP, 15.34%, 8/4/2027 (a)(r)	Upstart	8/09/2022	3,276	3,212	3,313
L3332224.SRDUP, 23.74%, 8/4/2027 (a)(r)	Upstart	8/09/2022	915	896	938
L3332227.SRDUP, 16.11%, 8/4/2027 (a)(n)(r)	Upstart	8/09/2022	26,731	25,929	6,981
L3332231.SRDUP, 12.99%, 8/4/2027 (a)(r)	Upstart	8/09/2022	1,482	1,454	1,505
L3332261.SRDUP, 26.71%, 8/4/2027 (a)(r)	Upstart	8/09/2022	4,171	4,081	4,292
L3332282.SRDUP, 24.25%, 8/4/2027 (a)(r)	Upstart	8/09/2022	848	830	855
L3332303.SRDUP, 13.43%, 8/4/2027 (a)(n)(r)	Upstart	8/09/2022	5,005	4,855	932
L3332323.SRDUP, 24.15%, 8/4/2027 (a)(r)	Upstart	8/09/2022	1,835	1,797	1,881
L3332372.SRDUP, 11.30%, 8/4/2027 (a)(r)	Upstart	8/09/2022	6,346	6,240	6,419
L3332389.SRDUP, 17.52%, 8/4/2027 (a)(r)	Upstart	8/09/2022	3,350	3,284	3,398
L3332392.SRDUP, 20.63%, 8/4/2027 (a)(r)	Upstart	8/09/2022	17,867	17,502	18,041
L3332416.SRDUP, 24.21%, 8/4/2027 (a)(r)	Upstart	8/09/2022	1,413	1,382	1,448
L3332419.SRDUP, 21.12%, 8/4/2027 (a)(r)	Upstart	8/09/2022	3,647	3,572	3,729
L3332438.SRDUP, 16.85%, 8/4/2027 (a)(r)	Upstart	8/09/2022	6,663	6,546	6,732
L3333526.SRDUP, 16.48%, 8/5/2027 (a)(r)	Upstart	8/10/2022	1,461	1,433	1,477
L3334163.SRDUP, 23.85%, 8/5/2027 (a)(r)	Upstart	8/10/2022	1,057	1,034	1,084
L3334243.SRDUP, 13.25%, 8/5/2025 (a)(r)	Upstart	8/10/2022	383	379	382
L3334276.SRDUP, 13.91%, 8/5/2027 (a)(r)	Upstart	8/10/2022	7,796	7,645	7,915
L3334336.SRDUP, 24.24%, 8/15/2027 (a)(r)	Upstart	8/10/2022	5,965	5,839	6,104
L3334442.SRDUP, 13.58%, 8/5/2025 (a)(r)	Upstart	8/10/2022	3,198	3,169	3,193
L3334497.SRDUP, 17.06%, 8/5/2027 (a)(r)	Upstart	8/10/2022	4,673	4,580	4,722
L3334522.SRDUP, 22.20%, 8/5/2027 (a)(n)(r)	Upstart	8/10/2022	1,624	1,583	1,664
L3334606.SRDUP, 14.89%, 8/5/2025 (a)(r)	Upstart	8/10/2022	7,222	7,157	7,184
L3334616.SRDUP, 24.33%, 8/5/2027 (a)(n)(r)	Upstart	8/10/2022	7,316	7,098	3,799
L3334644.SRDUP, 16.25%, 8/5/2027 (a)(r)	Upstart	8/10/2022	9,547	9,359	9,650
L3334780.SRDUP, 13.56%, 8/5/2027 (a)(r)	Upstart	8/10/2022	32,394	31,509	32,891
L3334786.SRDUP, 16.68%, 8/6/2027 (a)(r)	Upstart	8/10/2022	4,993	4,894	5,046
L3334820.SRDUP, 24.32%, 8/5/2027 (a)(r)	Upstart	8/10/2022	2,403	2,352	2,464
L3334886.SRDUP, 23.51%, 8/5/2027 (a)(r)	Upstart	8/10/2022	9,841	9,631	10,095
L3334937.SRDUP, 12.64%, 8/5/2027 (a)(r)	Upstart	8/10/2022	968	949	983
L3334967.SRDUP, 21.24%, 8/5/2027 (a)(r)	Upstart	8/10/2022	11,055	10,824	11,351
L3335035.SRDUP, 24.36%, 8/5/2027 (a)(r)	Upstart	8/10/2022	1,644	1,609	1,676
L3335041.SRDUP, 24.28%, 1/5/2028 (a)(n)(r)	Upstart	8/10/2022	2,054	2,001	2,095
L3335049.SRDUP, 24.35%, 8/5/2027 (a)(r)	Upstart	8/10/2022	1,703	1,667	1,743
L3335052.SRDUP, 19.86%, 8/5/2025 (a)(n)(r)	Upstart	8/10/2022	451	447	451
L3335057.SRDUP, 24.20%, 8/5/2027 (a)(r)	Upstart	8/10/2022	706	691	727
L3335154.SRDUP, 19.62%, 8/5/2027 (a)(r)	Upstart	8/10/2022	1,568	1,536	1,606
L3335157.SRDUP, 15.14%, 1/5/2028 (a)(n)(r)	Upstart	8/10/2022	12,767	12,498	12,909
L3335167.SRDUP, 24.38%, 8/5/2027 (a)(r)	Upstart	8/10/2022	1,910	1,852	1,914

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	147

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
L3335193.SRDUP, 9.39%, 8/5/2025 (a)(r)	Upstart	8/10/2022	$1,686	$1,672	$1,689
L3335198.SRDUP, 11.20%, 8/5/2025 (a)(r)	Upstart	8/10/2022	624	619	625
L3335206.SRDUP, 11.89%, 8/10/2027 (a)(n)(r)	Upstart	8/15/2022	18,322	17,893	18,617
L3335234.SRDUP, 24.25%, 8/5/2027 (a)(n)(r)	Upstart	8/10/2022	2,370	2,309	2,384
L3335255.SRDUP, 15.93%, 8/5/2027 (a)(r)	Upstart	8/10/2022	1,983	1,944	2,005
L3335274.SRDUP, 19.94%, 8/5/2027 (a)(r)	Upstart	8/10/2022	13,668	13,390	13,805
L3335293.SRDUP, 24.28%, 8/5/2027 (a)(r)	Upstart	8/10/2022	14,137	13,840	14,461
L3335300.SRDUP, 20.77%, 1/5/2026 (a)(n)(r)	Upstart	8/10/2022	2,588	2,532	2,586
L3335309.SRDUP, 21.34%, 8/5/2027 (a)(r)	Upstart	8/10/2022	691	677	707
L3335310.SRDUP, 17.09%, 8/5/2027 (a)(r)	Upstart	8/10/2022	2,671	2,618	2,699
L3335328.SRDUP, 22.19%, 8/5/2027 (a)(r)	Upstart	8/10/2022	10,434	10,218	10,681
L3335330.SRDUP, 12.79%, 8/5/2027 (a)(r)	Upstart	8/10/2022	3,216	3,155	3,266
L3335335.SRDUP, 20.55%, 8/5/2025 (a)(r)	Upstart	8/10/2022	342	338	342
L3335372.SRDUP, 12.85%, 8/5/2027 (a)(n)(r)	Upstart	8/10/2022	10,917	10,708	11,088
L3335803.SRDUP, 23.23%, 8/8/2027 (a)(r)	Upstart	8/11/2022	3,926	3,844	4,021
L3336555.SRDUP, 13.86%, 8/8/2027 (a)(r)	Upstart	8/11/2022	4,903	4,780	4,980
L3336582.SRDUP, 23.96%, 1/8/2028 (a)(n)(r)	Upstart	8/11/2022	3,722	3,611	1,807
L3336587.SRDUP, 24.41%, 8/8/2027 (a)(r)	Upstart	8/11/2022	778	762	799
L3336591.SRDUP, 18.08%, 8/22/2027 (a)(r)	Upstart	8/11/2022	7,621	7,481	7,708
L3336612.SRDUP, 20.66%, 8/8/2025 (a)(r)	Upstart	8/11/2022	1,163	1,152	1,165
L3336614.SRDUP, 24.39%, 8/8/2027 (a)(r)	Upstart	8/11/2022	4,430	4,336	4,545
L3336615.SRDUP, 24.37%, 8/8/2027 (a)(r)	Upstart	8/11/2022	1,203	1,178	1,235
L3336630.SRDUP, 14.29%, 8/8/2027 (a)(r)	Upstart	8/11/2022	2,592	2,542	2,625
L3336636.SRDUP, 20.21%, 1/8/2028 (a)(n)(r)	Upstart	8/11/2022	12,465	12,147	12,424
L3336656.SRDUP, 23.24%, 8/8/2027 (a)(r)	Upstart	8/11/2022	5,609	5,491	5,745
L3336710.SRDUP, 14.10%, 8/8/2027 (a)(r)	Upstart	8/11/2022	2,929	2,872	2,974
L3336748.SRDUP, 10.37%, 8/10/2027 (a)(n)(r)	Upstart	8/15/2022	31,593	30,689	31,977
L3336754.SRDUP, 23.89%, 8/8/2027 (a)(r)	Upstart	8/11/2022	693	678	707
L3336860.SRDUP, 17.48%, 6/8/2026 (a)(n)(r)	Upstart	8/11/2022	1,088	1,068	1,083
L3336939.SRDUP, 24.36%, 8/8/2027 (a)(n)(r)	Upstart	8/11/2022	1,719	1,672	1,766
L3337038.SRDUP, 13.11%, 8/8/2027 (a)(r)	Upstart	8/11/2022	968	949	983
L3337065.SRDUP, 19.46%, 8/8/2027 (a)(n)(r)	Upstart	8/11/2022	724	703	138
L3337105.SRDUP, 15.18%, 8/8/2027 (a)(r)	Upstart	8/11/2022	2,627	2,576	2,658
L3337137.SRDUP, 22.45%, 8/10/2027 (a)(r)	Upstart	8/11/2022	2,581	2,534	2,653
L3337154.SRDUP, 15.75%, 8/8/2027 (a)(r)	Upstart	8/11/2022	1,320	1,294	1,335
L3337164.SRDUP, 13.34%, 8/8/2027 (a)(r)	Upstart	8/11/2022	19,750	19,370	19,997
L3337180.SRDUP, 21.63%, 8/8/2027 (a)(r)	Upstart	8/11/2022	13,584	13,303	13,936
L3337218.SRDUP, 23.75%, 8/8/2027 (a)(r)	Upstart	8/11/2022	3,943	3,859	4,049
L3337257.SRDUP, 22.81%, 8/8/2027 (a)(n)(r)	Upstart	8/11/2022	31,050	30,403	31,853
L3337295.SRDUP, 18.29%, 8/8/2027 (a)(r)	Upstart	8/11/2022	18,748	18,371	18,955
L3337320.SRDUP, 24.31%, 8/15/2027 (a)(r)	Upstart	8/11/2022	3,082	3,017	3,184
L3337326.SRDUP, 20.19%, 1/8/2028 (a)(n)(r)	Upstart	8/11/2022	853	831	861
L3337328.SRDUP, 18.14%, 8/8/2027 (a)(r)	Upstart	8/11/2022	4,041	3,960	4,086
L3337331.SRDUP, 14.34%, 8/8/2025 (a)(n)(r)	Upstart	8/11/2022	13,096	12,768	13,083
L3337445.SRDUP, 24.26%, 8/8/2027 (a)(r)	Upstart	8/11/2022	838	821	861
L3337519.SRDUP, 24.31%, 8/8/2027 (a)(r)	Upstart	8/11/2022	2,402	2,338	2,466
L3337599.SRDUP, 18.51%, 8/8/2027 (a)(r)	Upstart	8/11/2022	6,816	6,678	6,885
L3337620.SRDUP, 24.38%, 8/8/2027 (a)(r)	Upstart	8/11/2022	13,327	13,046	13,689
L3337668.SRDUP, 18.62%, 8/23/2027 (a)(r)	Upstart	8/11/2022	2,589	2,537	2,618
L3337769.SRDUP, 24.32%, 8/8/2027 (a)(r)	Upstart	8/11/2022	11,661	11,415	11,777
L3337784.SRDUP, 24.07%, 8/8/2027 (a)(r)	Upstart	8/11/2022	6,349	6,215	6,502
L3337835.SRDUP, 14.20%, 8/8/2027 (a)(r)	Upstart	8/11/2022	4,537	4,449	4,594

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

148	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
L3337906.SRDUP, 16.31%, 8/8/2027 (a)(r)	Upstart	8/11/2022	$7,199	$7,051	$7,282
L3337947.SRDUP, 17.32%, 8/8/2027 (a)(r)	Upstart	8/11/2022	2,670	2,617	2,703
L3337979.SRDUP, 24.23%, 8/8/2027 (a)(n)(r)	Upstart	8/11/2022	278	272	278
L3338050.SRDUP, 24.22%, 8/8/2027 (a)(n)(r)	Upstart	8/11/2022	1,010	980	514
L3338664.SRDUP, 23.49%, 8/10/2027 (a)(r)	Upstart	8/15/2022	4,355	4,264	4,477
L3340632.SRDUP, 17.80%, 8/19/2027 (a)(r)	Upstart	8/12/2022	17,626	17,273	17,832
L3340846.SRDUP, 14.80%, 8/9/2027 (a)(r)	Upstart	8/12/2022	9,820	9,629	9,937
L3341076.SRDUP, 10.32%, 8/9/2025 (a)(n)(r)	Upstart	8/12/2022	4,113	3,992	2,923
L3341604.SRDUP, 24.37%, 1/16/2028 (a)(n)(r)	Upstart	8/12/2022	5,272	5,147	5,117
L3341625.SRDUP, 17.08%, 8/9/2027 (a)(r)	Upstart	8/12/2022	9,218	9,035	9,323
L3341677.SRDUP, 13.13%, 8/9/2025 (a)(n)(r)	Upstart	8/12/2022	3,073	3,033	3,068
L3341749.SRDUP, 17.51%, 8/24/2027 (a)(n)(r)	Upstart	8/12/2022	5,556	5,404	5,294
L3341805.SRDUP, 23.67%, 8/9/2027 (a)(r)	Upstart	8/12/2022	3,447	3,374	3,542
L3341816.SRDUP, 20.30%, 1/16/2028 (a)(n)(r)	Upstart	8/12/2022	24,344	23,764	23,113
L3341825.SRDUP, 13.75%, 8/9/2027 (a)(r)	Upstart	8/12/2022	2,530	2,487	2,561
L3341837.SRDUP, 16.58%, 8/9/2027 (a)(r)	Upstart	8/12/2022	14,072	13,781	14,236
L3341925.SRDUP, 20.98%, 8/9/2025 (a)(r)	Upstart	8/12/2022	1,029	1,019	1,032
L3341955.SRDUP, 24.40%, 8/9/2027 (a)(r)	Upstart	8/12/2022	2,030	1,982	2,077
L3342073.SRDUP, 23.36%, 8/9/2027 (a)(r)	Upstart	8/12/2022	1,193	1,168	1,226
L3342120.SRDUP, 21.37%, 8/9/2025 (a)(n)(r)	Upstart	8/12/2022	444	431	63
L3342129.SRDUP, 22.43%, 8/9/2027 (a)(r)	Upstart	8/12/2022	6,968	6,823	7,163
L3342154.SRDUP, 21.88%, 8/9/2027 (a)(r)	Upstart	8/12/2022	3,885	3,805	3,977
L3342196.SRDUP, 22.70%, 8/9/2027 (a)(r)	Upstart	8/12/2022	3,734	3,647	3,834
L3342241.SRDUP, 24.40%, 8/9/2027 (a)(r)	Upstart	8/12/2022	3,890	3,807	3,996
L3342266.SRDUP, 24.40%, 8/9/2027 (a)(n)(r)	Upstart	8/12/2022	2,058	2,015	2,115
L3342287.SRDUP, 22.66%, 8/9/2027 (a)(n)(r)	Upstart	8/12/2022	4,246	4,120	4,355
L3342349.SRDUP, 12.04%, 8/9/2027 (a)(r)	Upstart	8/12/2022	2,811	2,757	2,857
L3342369.SRDUP, 18.65%, 8/9/2027 (a)(r)	Upstart	8/12/2022	7,562	7,408	7,653
L3342371.SRDUP, 13.72%, 8/9/2027 (a)(r)	Upstart	8/12/2022	649	636	659
L3342388.SRDUP, 24.36%, 8/9/2027 (a)(n)(r)	Upstart	8/12/2022	503	489	509
L3342402.SRDUP, 10.98%, 8/9/2027 (a)(r)	Upstart	8/12/2022	31,634	31,040	32,012
L3342459.SRDUP, 24.34%, 8/9/2027 (a)(n)(r)	Upstart	8/12/2022	5,396	5,235	764
L3342477.SRDUP, 23.12%, 8/9/2027 (a)(r)	Upstart	8/12/2022	2,102	2,058	2,154
L3342485.SRDUP, 24.31%, 8/9/2027 (a)(r)	Upstart	8/12/2022	1,696	1,660	1,742
L3342537.SRDUP, 24.33%, 8/9/2027 (a)(r)	Upstart	8/12/2022	1,719	1,687	1,766
L3342549.SRDUP, 17.64%, 8/9/2027 (a)(r)	Upstart	8/12/2022	1,006	986	1,018
L3342573.SRDUP, 24.37%, 8/9/2027 (a)(r)	Upstart	8/12/2022	4,030	3,945	4,140
L3342624.SRDUP, 14.33%, 8/9/2027 (a)(r)	Upstart	8/12/2022	1,301	1,276	1,318
L3342908.SRDUP, 11.90%, 8/10/2027 (a)(r)	Upstart	8/15/2022	9,675	9,491	9,804
L3343140.SRDUP, 19.76%, 8/10/2027 (a)(r)	Upstart	8/15/2022	6,309	6,181	6,482
L3343534.SRDUP, 11.81%, 8/10/2027 (a)(n)(r)	Upstart	8/15/2022	756	740	761
L3344380.SRDUP, 15.30%, 8/10/2027 (a)(r)	Upstart	8/15/2022	11,836	11,604	11,979
L3344403.SRDUP, 22.37%, 8/10/2027 (a)(r)	Upstart	8/15/2022	1,393	1,364	1,433
L3344527.SRDUP, 24.34%, 8/10/2027 (a)(r)	Upstart	8/15/2022	2,754	2,685	2,827
L3344597.SRDUP, 16.43%, 8/10/2027 (a)(n)(r)	Upstart	8/15/2022	904	877	128
L3344675.SRDUP, 16.66%, 8/10/2027 (a)(r)	Upstart	8/15/2022	1,530	1,500	1,548
L3344676.SRDUP, 24.00%, 8/10/2027 (a)(n)(r)	Upstart	8/15/2022	22,568	21,906	23,208
L3344681.SRDUP, 15.35%, 8/10/2027 (a)(r)	Upstart	8/15/2022	10,854	10,666	10,985
L3344765.SRDUP, 18.07%, 8/10/2025 (a)(r)	Upstart	8/15/2022	768	761	765
L3344812.SRDUP, 10.51%, 8/10/2027 (a)(r)	Upstart	8/15/2022	12,598	12,362	12,750
L3344834.SRDUP, 21.36%, 8/10/2025 (a)(n)(r)	Upstart	8/15/2022	345	341	346
L3344903.SRDUP, 12.02%, 8/15/2027 (a)(r)	Upstart	8/15/2022	14,714	14,434	14,956

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	149

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
L3344977.SRDUP, 21.53%, 8/10/2027 (a)(n)(r)	Upstart	8/15/2022	$1,674	$1,625	$1,717
L3344994.SRDUP, 13.24%, 1/10/2028 (a)(n)(r)	Upstart	8/15/2022	6,021	5,855	6,100
L3345011.SRDUP, 24.01%, 8/10/2027 (a)(n)(r)	Upstart	8/15/2022	14,495	14,111	2,867
L3345081.SRDUP, 24.33%, 8/10/2027 (a)(r)	Upstart	8/15/2022	6,024	5,894	6,173
L3388534.SRDUP, 22.23%, 9/1/2025 (a)(n)(r)	Upstart	9/07/2022	3,872	3,803	3,871
L3390668.SRDUP, 22.47%, 9/1/2025 (a)(r)	Upstart	9/07/2022	598	591	596
L3390824.SRDUP, 20.97%, 9/1/2027 (a)(r)	Upstart	9/07/2022	15,191	14,873	15,546
L3391202.SRDUP, 16.98%, 9/11/2027 (a)(n)(r)	Upstart	9/07/2022	4,795	4,697	4,839
L3391321.SRDUP, 15.58%, 9/1/2027 (a)(r)	Upstart	9/07/2022	809	793	817
L3391351.SRDUP, 21.08%, 9/11/2027 (a)(r)	Upstart	9/07/2022	3,177	3,110	3,256
L3391362.SRDUP, 14.36%, 9/1/2027 (a)(n)(r)	Upstart	9/07/2022	32,188	31,554	32,503
L3391407.SRDUP, 14.42%, 9/26/2027 (a)(n)(r)	Upstart	9/07/2022	8,358	8,191	8,435
L3391411.SRDUP, 25.21%, 9/1/2027 (a)(r)	Upstart	9/07/2022	725	709	743
L3391434.SRDUP, 23.72%, 9/1/2027 (a)(r)	Upstart	9/07/2022	14,349	14,042	14,703
L3391489.SRDUP, 23.36%, 9/1/2027 (a)(r)	Upstart	9/07/2022	4,777	4,675	4,894
L3391531.SRDUP, 15.72%, 9/1/2025 (a)(r)	Upstart	9/07/2022	1,176	1,165	1,169
L3391572.SRDUP, 17.31%, 9/1/2027 (a)(r)	Upstart	9/07/2022	13,672	13,395	13,809
L3391613.SRDUP, 28.33%, 9/1/2027 (a)(r)	Upstart	9/07/2022	3,850	3,765	3,957
L3391617.SRDUP, 22.34%, 9/1/2027 (a)(r)	Upstart	9/07/2022	710	695	727
L3391640.SRDUP, 12.14%, 9/1/2027 (a)(r)	Upstart	9/07/2022	19,646	19,266	19,948
L3391648.SRDUP, 19.51%, 2/1/2028 (a)(n)(r)	Upstart	9/07/2022	8,522	8,266	936
L3391738.SRDUP, 27.53%, 9/1/2027 (a)(n)(r)	Upstart	9/07/2022	5,328	5,168	1,570
L3391820.SRDUP, 24.72%, 9/1/2027 (a)(n)(r)	Upstart	9/07/2022	7,174	6,979	7,346
L3391831.SRDUP, 19.68%, 9/1/2025 (a)(n)(r)	Upstart	9/07/2022	545	529	77
L3391888.SRDUP, 19.26%, 9/1/2027 (a)(n)(r)	Upstart	9/07/2022	13,498	13,141	1,432
L3391924.SRDUP, 23.65%, 9/1/2025 (a)(n)(r)	Upstart	9/07/2022	1,893	1,836	194
L3391968.SRDUP, 11.21%, 9/1/2027 (a)(r)	Upstart	9/07/2022	5,877	5,764	5,906
L3391974.SRDUP, 26.50%, 9/1/2027 (a)(r)	Upstart	9/07/2022	1,246	1,222	1,277
L3392064.SRDUP, 26.10%, 9/1/2025 (a)(r)	Upstart	9/07/2022	1,174	1,161	1,168
L3392189.SRDUP, 11.72%, 9/1/2027 (a)(r)	Upstart	9/07/2022	15,790	15,486	16,029
L3392406.SRDUP, 14.33%, 9/2/2027 (a)(r)	Upstart	9/08/2022	6,673	6,541	6,745
L3393918.SRDUP, 13.27%, 9/2/2027 (a)(r)	Upstart	9/08/2022	9,588	9,400	9,734
L3394012.SRDUP, 22.75%, 9/15/2027 (a)(n)(r)	Upstart	9/08/2022	12,230	11,971	11,784
L3394096.SRDUP, 14.19%, 9/2/2027 (a)(r)	Upstart	9/08/2022	2,609	2,557	2,636
L3394103.SRDUP, 18.16%, 9/2/2027 (a)(n)(r)	Upstart	9/08/2022	7,082	6,870	3,343
L3394206.SRDUP, 15.01%, 9/2/2027 (a)(r)	Upstart	9/08/2022	813	799	821
L3394268.SRDUP, 24.64%, 9/2/2027 (a)(r)	Upstart	9/08/2022	2,073	2,028	2,101
L3394336.SRDUP, 20.27%, 9/2/2025 (a)(r)	Upstart	9/08/2022	1,148	1,136	1,145
L3394367.SRDUP, 18.49%, 9/2/2027 (a)(r)	Upstart	9/08/2022	6,901	6,759	6,970
L3394379.SRDUP, 25.54%, 9/2/2027 (a)(n)(r)	Upstart	9/08/2022	1,960	1,901	362
L3394413.SRDUP, 21.88%, 9/2/2027 (a)(r)	Upstart	9/08/2022	5,983	5,855	6,121
L3394467.SRDUP, 28.56%, 9/2/2027 (a)(r)	Upstart	9/08/2022	5,265	5,149	5,415
L3394493.SRDUP, 25.08%, 2/2/2028 (a)(r)	Upstart	9/08/2022	39,204	38,269	39,628
L3394501.SRDUP, 20.14%, 9/2/2027 (a)(r)	Upstart	9/08/2022	6,988	6,843	7,156
L3394593.SRDUP, 28.14%, 2/2/2028 (a)(r)	Upstart	9/08/2022	4,481	4,366	4,501
L3394680.SRDUP, 20.76%, 9/2/2027 (a)(r)	Upstart	9/08/2022	8,005	7,837	8,195
L3394742.SRDUP, 16.94%, 9/2/2027 (a)(n)(r)	Upstart	9/08/2022	2,005	1,969	2,015
L3394760.SRDUP, 21.48%, 9/2/2027 (a)(r)	Upstart	9/08/2022	2,823	2,764	2,890
L3394784.SRDUP, 13.16%, 9/2/2027 (a)(r)	Upstart	9/08/2022	2,973	2,915	3,018
L3394802.SRDUP, 17.07%, 9/2/2027 (a)(r)	Upstart	9/08/2022	23,879	23,395	24,125
L3394882.SRDUP, 19.04%, 9/2/2027 (a)(r)	Upstart	9/08/2022	5,197	5,090	5,249
L3394950.SRDUP, 20.41%, 2/2/2028 (a)(r)	Upstart	9/08/2022	15,614	15,339	15,846

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

150	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
L3394974.SRDUP, 9.60%, 9/2/2025 (a)(r)	Upstart	9/08/2022	$796	$789	$797
L3394987.SRDUP, 18.43%, 9/2/2027 (a)(r)	Upstart	9/08/2022	3,557	3,492	3,588
L3395116.SRDUP, 28.01%, 9/2/2027 (a)(r)	Upstart	9/08/2022	1,558	1,524	1,564
L3395140.SRDUP, 13.03%, 9/2/2025 (a)(r)	Upstart	9/08/2022	1,564	1,549	1,562
L3401194.SRDUP, 22.61%, 9/6/2027 (a)(n)(r)	Upstart	9/09/2022	4,679	4,539	1,288
L3401248.SRDUP, 25.98%, 9/21/2025 (a)(n)(r)	Upstart	9/09/2022	7,937	7,699	704
L3401316.SRDUP, 15.39%, 9/6/2027 (a)(n)(r)	Upstart	9/09/2022	5,116	4,963	724
L3401321.SRDUP, 15.57%, 9/6/2027 (a)(r)	Upstart	9/09/2022	2,014	1,973	2,036
L3401351.SRDUP, 24.79%, 9/6/2027 (a)(r)	Upstart	9/09/2022	15,999	15,653	16,399
L3401522.SRDUP, 15.59%, 9/21/2027 (a)(n)(r)	Upstart	9/09/2022	25,733	24,961	25,906
L3401534.SRDUP, 28.45%, 9/6/2027 (a)(r)	Upstart	9/09/2022	9,373	9,165	9,629
L3401583.SRDUP, 27.59%, 9/6/2025 (a)(r)	Upstart	9/09/2022	1,034	1,022	1,025
L3401599.SRDUP, 17.43%, 9/6/2027 (a)(r)	Upstart	9/09/2022	5,201	5,095	5,258
L3401756.SRDUP, 24.21%, 9/6/2027 (a)(n)(r)	Upstart	9/09/2022	1,002	979	1,023
L3401860.SRDUP, 22.93%, 9/6/2025 (a)(r)	Upstart	9/09/2022	688	677	687
L3402012.SRDUP, 18.24%, 9/6/2027 (a)(r)	Upstart	9/09/2022	1,700	1,649	1,718
L3402023.SRDUP, 14.02%, 9/6/2027 (a)(r)	Upstart	9/09/2022	7,985	7,827	8,080
L3402058.SRDUP, 21.73%, 9/6/2027 (a)(r)	Upstart	9/09/2022	12,304	12,044	12,611
L3402156.SRDUP, 17.19%, 9/6/2027 (a)(r)	Upstart	9/09/2022	18,782	18,400	18,992
L3402546.SRDUP, 10.81%, 9/6/2025 (a)(r)	Upstart	9/09/2022	817	809	819
L3402602.SRDUP, 17.98%, 9/6/2027 (a)(r)	Upstart	9/09/2022	9,608	9,409	9,714
L3402648.SRDUP, 28.18%, 9/6/2027 (a)(r)	Upstart	9/09/2022	3,181	3,111	3,253
L3470030.SRDUP, 16.60%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	6,377	6,203	6,453
L3484826.SRDUP, 16.21%, 10/13/2027 (a)(r)	Upstart	10/18/2022	27,716	27,141	28,031
L3496979.SRDUP, 10.10%, 10/13/2027 (a)(r)	Upstart	10/18/2022	13,201	12,942	13,358
L3498513.SRDUP, 21.69%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,929	1,887	1,960
L3499014.SRDUP, 24.20%, 10/13/2027 (a)(r)	Upstart	10/18/2022	5,139	5,024	5,216
L3499728.SRDUP, 26.64%, 3/13/2028 (a)(n)(r)	Upstart	10/18/2022	928	905	951
L3499842.SRDUP, 24.37%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,687	1,649	1,730
L3499895.SRDUP, 14.94%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	4,118	4,029	4,183
L3499912.SRDUP, 17.90%, 10/28/2025 (a)(n)(r)	Upstart	10/18/2022	2,579	2,525	2,588
L3499928.SRDUP, 21.59%, 7/13/2026 (a)(n)(r)	Upstart	10/18/2022	21,083	20,451	2,985
L3499960.SRDUP, 18.83%, 10/26/2027 (a)(n)(r)	Upstart	10/18/2022	8,036	7,867	8,125
L3500057.SRDUP, 12.99%, 10/13/2027 (a)(r)	Upstart	10/18/2022	5,403	5,307	5,491
L3500128.SRDUP, 12.31%, 10/13/2027 (a)(r)	Upstart	10/18/2022	12,826	12,569	13,038
L3500157.SRDUP, 18.67%, 10/28/2027 (a)(r)	Upstart	10/18/2022	2,637	2,587	2,665
L3500169.SRDUP, 22.76%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,382	1,352	1,422
L3500231.SRDUP, 15.36%, 10/13/2027 (a)(r)	Upstart	10/18/2022	8,907	8,724	9,019
L3500271.SRDUP, 13.28%, 10/13/2027 (a)(r)	Upstart	10/18/2022	32,205	31,553	32,722
L3500293.SRDUP, 14.63%, 10/13/2027 (a)(r)	Upstart	10/18/2022	10,358	10,144	10,456
L3500343.SRDUP, 11.65%, 10/13/2025 (a)(r)	Upstart	10/18/2022	1,416	1,401	1,415
L3500371.SRDUP, 18.38%, 10/28/2027 (a)(r)	Upstart	10/18/2022	14,195	13,930	14,574
L3500423.SRDUP, 16.29%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	4,452	4,319	4,236
L3500427.SRDUP, 21.42%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	3,103	3,010	291
L3500458.SRDUP, 19.10%, 10/13/2027 (a)(r)	Upstart	10/18/2022	5,667	5,547	5,728
L3500472.SRDUP, 24.28%, 10/13/2027 (a)(r)	Upstart	10/18/2022	319	312	319
L3500482.SRDUP, 15.02%, 10/13/2027 (a)(r)	Upstart	10/18/2022	6,163	6,037	6,236
L3500484.SRDUP, 20.57%, 10/13/2027 (a)(r)	Upstart	10/18/2022	9,262	9,060	9,538
L3500488.SRDUP, 23.52%, 3/13/2028 (a)(n)(r)	Upstart	10/18/2022	22,108	21,445	5,977
L3500497.SRDUP, 22.79%, 3/28/2028 (a)(n)(r)	Upstart	10/18/2022	4,101	3,992	1,115
L3500563.SRDUP, 14.02%, 10/25/2027 (a)(r)	Upstart	10/18/2022	7,656	7,518	7,747
L3500600.SRDUP, 21.06%, 10/13/2027 (a)(r)	Upstart	10/18/2022	7,187	7,031	7,368

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	151

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
L3500620.SRDUP, 14.71%, 10/13/2027 (a)(r)	Upstart	10/18/2022	$12,916	$12,651	$13,065
L3500652.SRDUP, 10.96%, 10/13/2027 (a)(r)	Upstart	10/18/2022	26,498	26,035	26,822
L3500697.SRDUP, 20.76%, 10/13/2025 (a)(r)	Upstart	10/18/2022	3,098	3,061	3,111
L3500718.SRDUP, 20.37%, 10/13/2025 (a)(n)(r)	Upstart	10/18/2022	12,249	11,882	1,735
L3500779.SRDUP, 24.29%, 10/13/2027 (a)(r)	Upstart	10/18/2022	5,145	5,031	5,268
L3500805.SRDUP, 19.56%, 10/28/2027 (a)(r)	Upstart	10/18/2022	2,104	2,063	2,124
L3500820.SRDUP, 24.33%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,083	1,059	1,107
L3500831.SRDUP, 24.00%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,100	1,076	1,132
L3500869.SRDUP, 16.64%, 3/13/2028 (a)(n)(r)	Upstart	10/18/2022	1,506	1,460	1,497
L3500895.SRDUP, 24.39%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,146	1,117	1,175
L3500901.SRDUP, 15.75%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,783	1,747	1,794
L3500906.SRDUP, 17.79%, 10/13/2027 (a)(r)	Upstart	10/18/2022	5,611	5,490	5,673
L3500918.SRDUP, 22.64%, 10/13/2027 (a)(r)	Upstart	10/18/2022	7,248	7,090	7,301
L3500949.SRDUP, 22.77%, 3/13/2028 (a)(n)(r)	Upstart	10/18/2022	19,230	18,668	19,240
L3500967.SRDUP, 21.28%, 10/13/2027 (a)(r)	Upstart	10/18/2022	7,195	7,045	7,389
L3501018.SRDUP, 10.44%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	6,608	6,414	6,690
L3501070.SRDUP, 24.23%, 10/23/2027 (a)(r)	Upstart	10/18/2022	1,920	1,878	1,976
L3501081.SRDUP, 21.06%, 10/13/2027 (a)(r)	Upstart	10/18/2022	6,067	5,951	6,229
L3501084.SRDUP, 24.37%, 10/13/2027 (a)(r)	Upstart	10/18/2022	367	358	365
L3501102.SRDUP, 24.28%, 10/13/2027 (a)(r)	Upstart	10/18/2022	4,409	4,312	4,540
L3501150.SRDUP, 16.65%, 10/13/2027 (a)(r)	Upstart	10/18/2022	3,824	3,745	3,867
L3501245.SRDUP, 19.97%, 10/13/2027 (a)(r)	Upstart	10/18/2022	6,131	6,000	6,288
L3501266.SRDUP, 23.82%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	808	786	828
L3501280.SRDUP, 17.21%, 10/14/2027 (a)(r)	Upstart	10/18/2022	4,863	4,761	4,922
L3501285.SRDUP, 24.33%, 3/13/2028 (a)(n)(r)	Upstart	10/18/2022	1,358	1,317	378
L3501346.SRDUP, 24.24%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	2,981	2,892	422
L3501417.SRDUP, 23.82%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	3,331	3,231	671
L3521654.SRDUP, 24.34%, 4/1/2028 (a)(n)(r)	Upstart	11/04/2022	5,781	5,608	543
L3537611.SRDUP, 24.04%, 11/1/2027 (a)(r)	Upstart	11/04/2022	1,004	981	1,029
L3540203.SRDUP, 24.39%, 11/1/2027 (a)(n)(r)	Upstart	11/04/2022	749	732	774
L3540501.SRDUP, 17.42%, 11/1/2027 (a)(r)	Upstart	11/04/2022	13,013	12,738	13,089
L3541676.SRDUP, 15.78%, 11/1/2025 (a)(r)	Upstart	11/04/2022	957	946	950
L3541701.SRDUP, 11.36%, 11/1/2025 (a)(r)	Upstart	11/04/2022	2,604	2,575	2,597
L3541706.SRDUP, 12.42%, 11/1/2025 (a)(r)	Upstart	11/04/2022	761	752	759
L3541746.SRDUP, 17.86%, 11/1/2025 (a)(r)	Upstart	11/04/2022	1,439	1,422	1,429
L3541799.SRDUP, 15.10%, 11/1/2027 (a)(r)	Upstart	11/04/2022	4,911	4,809	4,986
L3541802.SRDUP, 9.90%, 11/7/2025 (a)(r)	Upstart	11/04/2022	4,358	4,309	4,369
L3541850.SRDUP, 20.67%, 11/1/2025 (a)(r)	Upstart	11/04/2022	651	641	652
L3541951.SRDUP, 16.90%, 11/1/2027 (a)(r)	Upstart	11/04/2022	10,665	10,440	10,740
L3541957.SRDUP, 10.31%, 11/1/2025 (a)(r)	Upstart	11/04/2022	397	393	398
L3541984.SRDUP, 12.39%, 11/1/2027 (a)(r)	Upstart	11/04/2022	595	580	597
L3541988.SRDUP, 18.94%, 11/1/2027 (a)(r)	Upstart	11/04/2022	2,598	2,542	2,649
L3541996.SRDUP, 24.34%, 11/1/2027 (a)(n)(r)	Upstart	11/04/2022	3,613	3,505	512
L3542033.SRDUP, 23.98%, 11/1/2027 (a)(n)(r)	Upstart	11/04/2022	5,352	5,210	5,429
L3542117.SRDUP, 21.53%, 11/1/2027 (a)(n)(r)	Upstart	11/04/2022	2,252	2,185	1,138
L3542121.SRDUP, 21.26%, 4/1/2028 (a)(n)(r)	Upstart	11/04/2022	39,503	38,320	39,808
L3542151.SRDUP, 17.15%, 11/1/2027 (a)(r)	Upstart	11/04/2022	2,137	2,092	2,152
L3542213.SRDUP, 12.46%, 11/1/2027 (a)(r)	Upstart	11/04/2022	5,499	5,400	5,588
L3542239.SRDUP, 24.21%, 11/1/2027 (a)(r)	Upstart	11/04/2022	1,645	1,608	1,689
L3542262.SRDUP, 20.75%, 11/1/2025 (a)(r)	Upstart	11/04/2022	369	364	369
L3542325.SRDUP, 10.23%, 11/1/2027 (a)(n)(r)	Upstart	11/04/2022	10,813	10,522	10,952
L3542367.SRDUP, 18.00%, 11/1/2025 (a)(r)	Upstart	11/04/2022	424	419	421

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

152	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
L3542387.SRDUP, 21.82%, 11/1/2027 (a)(n)(r)	Upstart	11/04/2022	$9,229	$8,956	$9,466
L3542473.SRDUP, 16.92%, 11/1/2027 (a)(r)	Upstart	11/04/2022	6,401	6,265	6,445
L3542487.SRDUP, 23.59%, 11/1/2027 (a)(r)	Upstart	11/04/2022	1,625	1,593	1,638
L3542519.SRDUP, 13.53%, 11/1/2027 (a)(r)	Upstart	11/04/2022	5,546	5,432	5,634
L3542542.SRDUP, 24.36%, 11/1/2027 (a)(r)	Upstart	11/04/2022	973	951	990
L3542556.SRDUP, 24.06%, 11/1/2027 (a)(r)	Upstart	11/04/2022	8,964	8,764	9,124
L3542557.SRDUP, 23.93%, 11/1/2027 (a)(r)	Upstart	11/04/2022	977	955	1,002
L3542586.SRDUP, 12.21%, 11/1/2027 (a)(r)	Upstart	11/04/2022	5,345	5,196	5,400
L3542595.SRDUP, 24.23%, 11/1/2027 (a)(r)	Upstart	11/04/2022	5,309	5,191	5,404
L3542618.SRDUP, 24.18%, 11/1/2027 (a)(r)	Upstart	11/04/2022	3,289	3,216	3,377
L3542621.SRDUP, 22.31%, 11/1/2027 (a)(r)	Upstart	11/04/2022	4,947	4,838	5,084
L3542650.SRDUP, 19.18%, 4/3/2028 (a)(n)(r)	Upstart	11/07/2022	34,033	33,147	34,003
L3542686.SRDUP, 22.77%, 11/2/2027 (a)(r)	Upstart	11/07/2022	5,753	5,626	5,912
L3542791.SRDUP, 9.84%, 11/2/2027 (a)(r)	Upstart	11/07/2022	15,938	15,620	16,143
L3542812.SRDUP, 21.74%, 4/2/2026 (a)(n)(r)	Upstart	11/07/2022	2,441	2,378	2,446
L3542817.SRDUP, 21.09%, 11/16/2025 (a)(r)	Upstart	11/07/2022	3,301	3,254	3,311
L3542853.SRDUP, 22.93%, 11/2/2027 (a)(n)(r)	Upstart	11/07/2022	5,712	5,589	5,867
L3542868.SRDUP, 22.09%, 11/2/2027 (a)(r)	Upstart	11/07/2022	1,475	1,442	1,516
L3542873.SRDUP, 18.49%, 11/2/2027 (a)(r)	Upstart	11/07/2022	9,783	9,573	9,851
L3542906.SRDUP, 20.56%, 11/5/2025 (a)(n)(r)	Upstart	11/07/2022	2,049	2,020	2,054
L3542911.SRDUP, 24.36%, 11/2/2027 (a)(r)	Upstart	11/07/2022	3,693	3,611	3,789
L3542922.SRDUP, 21.55%, 11/2/2027 (a)(r)	Upstart	11/07/2022	9,539	9,330	9,720
L3542965.SRDUP, 24.37%, 11/2/2027 (a)(r)	Upstart	11/07/2022	1,422	1,390	1,477
L3543009.SRDUP, 16.42%, 11/8/2027 (a)(n)(r)	Upstart	11/07/2022	6,709	6,508	1,251
L3543042.SRDUP, 23.93%, 11/2/2027 (a)(r)	Upstart	11/07/2022	4,135	4,048	4,197
L3543084.SRDUP, 21.49%, 11/2/2027 (a)(n)(r)	Upstart	11/07/2022	22,297	21,632	22,690
L3543101.SRDUP, 24.36%, 11/2/2027 (a)(r)	Upstart	11/07/2022	3,518	3,439	3,613
L3543129.SRDUP, 17.95%, 11/2/2027 (a)(r)	Upstart	11/07/2022	18,629	18,232	18,760
L3896190.SRDUP, 21.26%, 8/2/2028 (a)(r)	Upstart	8/07/2023	5,873	5,848	5,814
L3904726.SRDUP, 21.67%, 8/2/2026 (a)(r)	Upstart	8/07/2023	3,531	3,519	3,499
L3907695.SRDUP, 14.79%, 8/2/2028 (a)(r)	Upstart	8/07/2023	29,785	29,663	29,534
L3909571.SRDUP, 20.41%, 8/2/2028 (a)(r)	Upstart	8/07/2023	15,235	15,170	15,100
L3909780.SRDUP, 14.99%, 8/2/2028 (a)(r)	Upstart	8/07/2023	12,429	12,378	12,297
L3909787.SRDUP, 15.74%, 8/2/2028 (a)(r)	Upstart	8/07/2023	15,214	15,152	15,050
L3909795.SRDUP, 22.37%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	6,003	5,974	2,813
L3909810.SRDUP, 18.39%, 8/2/2026 (a)(r)	Upstart	8/07/2023	2,362	2,354	2,336
L3909816.SRDUP, 16.75%, 8/2/2028 (a)(r)	Upstart	8/07/2023	38,000	37,975	37,583
L3909837.SRDUP, 16.45%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	872	868	159
L3909854.SRDUP, 19.63%, 8/2/2028 (a)(r)	Upstart	8/07/2023	5,834	5,809	5,770
L3909856.SRDUP, 23.24%, 1/2/2029 (a)(n)(r)	Upstart	8/07/2023	2,987	2,973	2,910
L3909858.SRDUP, 16.80%, 8/2/2028 (a)(r)	Upstart	8/07/2023	19,046	18,967	18,837
L3909882.SRDUP, 15.31%, 8/2/2028 (a)(r)	Upstart	8/07/2023	6,389	6,363	6,321
L3909895.SRDUP, 17.79%, 8/2/2028 (a)(r)	Upstart	8/07/2023	14,050	14,038	13,919
L3909902.SRDUP, 15.63%, 8/2/2026 (a)(r)	Upstart	8/07/2023	3,154	3,144	3,097
L3909914.SRDUP, 17.54%, 8/2/2026 (a)(r)	Upstart	8/07/2023	1,733	1,727	1,704
L3909918.SRDUP, 13.63%, 1/2/2029 (a)(n)(r)	Upstart	8/07/2023	13,353	13,287	13,125
L3909955.SRDUP, 23.23%, 8/2/2028 (a)(r)	Upstart	8/07/2023	743	740	734
L3909961.SRDUP, 17.71%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	32,741	32,579	13,994
L3909965.SRDUP, 20.27%, 8/2/2026 (a)(r)	Upstart	8/07/2023	1,224	1,220	1,202
L3909967.SRDUP, 18.85%, 8/2/2028 (a)(r)	Upstart	8/07/2023	3,877	3,861	3,835
L3909971.SRDUP, 17.69%, 8/2/2028 (a)(r)	Upstart	8/07/2023	1,090	1,086	1,078
L3909974.SRDUP, 14.89%, 8/2/2028 (a)(r)	Upstart	8/07/2023	6,212	6,187	6,146

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	153

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
L3909992.SRDUP, 19.61%, 8/2/2026 (a)(r)	Upstart	8/07/2023	$4,955	$4,939	$4,901
L3909996.SRDUP, 17.74%, 8/2/2028 (a)(r)	Upstart	8/07/2023	41,937	41,762	41,468
L3910019.SRDUP, 16.82%, 8/2/2028 (a)(r)	Upstart	8/07/2023	9,356	9,317	9,253
L3910026.SRDUP, 11.22%, 8/2/2028 (a)(r)	Upstart	8/07/2023	9,088	9,088	9,158
L3910042.SRDUP, 16.26%, 8/2/2028 (a)(r)	Upstart	8/07/2023	16,667	16,598	16,485
L3910056.SRDUP, 22.71%, 8/2/2028 (a)(r)	Upstart	8/07/2023	1,368	1,363	1,357
L3910069.SRDUP, 20.20%, 8/2/2028 (a)(r)	Upstart	8/07/2023	10,599	10,553	10,481
L3910075.SRDUP, 23.01%, 8/2/2028 (a)(r)	Upstart	8/07/2023	1,286	1,280	1,272
L3910082.SRDUP, 20.84%, 8/2/2028 (a)(r)	Upstart	8/07/2023	2,462	2,451	2,442
L3910115.SRDUP, 20.80%, 8/2/2028 (a)(r)	Upstart	8/07/2023	33,837	33,675	33,560
L3910116.SRDUP, 16.19%, 8/2/2028 (a)(r)	Upstart	8/07/2023	5,832	5,807	5,864
L3910168.SRDUP, 15.33%, 8/2/2026 (a)(r)	Upstart	8/07/2023	1,196	1,192	1,173
L3910172.SRDUP, 22.51%, 8/2/2028 (a)(r)	Upstart	8/07/2023	10,265	10,221	10,142
L3910201.SRDUP, 22.30%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	2,669	2,656	2,642
L3910204.SRDUP, 23.23%, 8/2/2028 (a)(r)	Upstart	8/07/2023	3,080	3,069	3,057
L3910205.SRDUP, 22.17%, 8/17/2028 (a)(r)	Upstart	8/07/2023	11,806	11,757	11,690
L3910210.SRDUP, 23.28%, 8/2/2028 (a)(r)	Upstart	8/07/2023	2,535	2,525	2,505
L3910215.SRDUP, 20.19%, 8/2/2028 (a)(r)	Upstart	8/07/2023	1,627	1,621	1,611
L3910221.SRDUP, 15.97%, 8/2/2028 (a)(r)	Upstart	8/07/2023	1,498	1,492	1,482
L3910229.SRDUP, 19.53%, 8/2/2026 (a)(r)	Upstart	8/07/2023	2,034	2,027	2,016
L3910230.SRDUP, 20.01%, 8/2/2028 (a)(r)	Upstart	8/07/2023	11,434	11,385	11,306
L3910245.SRDUP, 19.86%, 8/2/2026 (a)(r)	Upstart	8/07/2023	6,790	6,784	6,729
L3910255.SRDUP, 22.07%, 8/2/2028 (a)(r)	Upstart	8/07/2023	14,178	14,117	14,045
L3910263.SRDUP, 23.08%, 8/2/2028 (a)(r)	Upstart	8/07/2023	1,715	1,707	1,696
L3910265.SRDUP, 23.24%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	8,213	8,172	1,163
L3910266.SRDUP, 13.67%, 8/2/2028 (a)(r)	Upstart	8/07/2023	40,265	40,101	40,547
L3910282.SRDUP, 14.16%, 8/2/2028 (a)(r)	Upstart	8/07/2023	23,443	23,348	23,590
L3910314.SRDUP, 15.01%, 8/2/2028 (a)(r)	Upstart	8/07/2023	13,664	13,608	13,548
L3910341.SRDUP, 23.13%, 8/2/2028 (a)(r)	Upstart	8/07/2023	2,829	2,817	2,800
L3910568.SRDUP, 15.76%, 8/2/2026 (a)(r)	Upstart	8/07/2023	799	799	783
L3910648.SRDUP, 16.39%, 8/2/2028 (a)(r)	Upstart	8/07/2023	20,846	20,760	20,619
L3910699.SRDUP, 20.05%, 8/2/2026 (a)(r)	Upstart	8/07/2023	2,053	2,042	2,034
L3910862.SRDUP, 23.21%, 8/2/2028 (a)(r)	Upstart	8/07/2023	22,811	22,713	22,628
L3910879.SRDUP, 19.74%, 8/2/2028 (a)(r)	Upstart	8/07/2023	41,087	40,914	40,679
L3910891.SRDUP, 12.36%, 8/2/2026 (a)(r)	Upstart	8/07/2023	4,633	4,619	4,584
L3910902.SRDUP, 23.29%, 8/2/2028 (a)(r)	Upstart	8/07/2023	944	940	934
L3910924.SRDUP, 24.25%, 8/2/2028 (a)(r)	Upstart	8/07/2023	25,834	25,723	25,551
L3910926.SRDUP, 13.94%, 8/2/2028 (a)(r)	Upstart	8/07/2023	6,597	6,570	6,528
L3910932.SRDUP, 23.28%, 8/2/2028 (a)(r)	Upstart	8/07/2023	1,716	1,709	1,695
L3911143.SRDUP, 12.39%, 8/2/2026 (a)(r)	Upstart	8/07/2023	3,273	3,262	3,239
L3911356.SRDUP, 17.80%, 8/2/2028 (a)(r)	Upstart	8/07/2023	4,782	4,762	4,728
L3911507.SRDUP, 19.51%, 8/3/2028 (a)(r)	Upstart	8/08/2023	4,817	4,797	4,766
L3911517.SRDUP, 18.52%, 8/3/2028 (a)(n)(r)	Upstart	8/08/2023	9,190	9,144	897
L3911606.SRDUP, 16.00%, 8/3/2028 (a)(r)	Upstart	8/08/2023	2,497	2,487	2,471
L3911642.SRDUP, 14.25%, 8/17/2026 (a)(r)	Upstart	8/08/2023	3,626	3,614	3,588
L3911664.SRDUP, 23.12%, 8/3/2028 (a)(r)	Upstart	8/08/2023	862	858	853
L3911680.SRDUP, 18.69%, 8/3/2028 (a)(r)	Upstart	8/08/2023	9,603	9,562	9,496
L3911731.SRDUP, 18.13%, 8/3/2028 (a)(n)(r)	Upstart	8/08/2023	19,446	19,366	19,235
L3911757.SRDUP, 14.93%, 8/3/2028 (a)(r)	Upstart	8/08/2023	19,218	19,209	19,336
L3911764.SRDUP, 14.78%, 1/3/2029 (a)(n)(r)	Upstart	8/08/2023	42,714	42,524	42,937
L3911768.SRDUP, 23.03%, 8/3/2028 (a)(n)(r)	Upstart	8/08/2023	1,129	1,124	1,115
L3911872.SRDUP, 23.70%, 8/3/2028 (a)(r)	Upstart	8/08/2023	2,144	2,141	2,129

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

154	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
L3911885.SRDUP, 14.11%, 8/3/2028 (a)(r)	Upstart	8/08/2023	$25,035	$24,910	$24,787
L3911913.SRDUP, 21.27%, 8/3/2028 (a)(r)	Upstart	8/08/2023	1,702	1,695	1,686
L3911952.SRDUP, 23.09%, 8/3/2028 (a)(r)	Upstart	8/08/2023	1,394	1,391	1,366
L3911996.SRDUP, 15.89%, 8/3/2028 (a)(r)	Upstart	8/08/2023	23,295	23,199	23,048
L3912003.SRDUP, 14.30%, 8/3/2026 (a)(r)	Upstart	8/08/2023	4,561	4,546	4,472
L3912392.SRDUP, 11.21%, 8/3/2026 (a)(r)	Upstart	8/08/2023	2,602	2,594	2,595
L3912433.SRDUP, 22.83%, 8/3/2028 (a)(r)	Upstart	8/08/2023	926	922	917
L3912454.SRDUP, 16.95%, 8/4/2028 (a)(r)	Upstart	8/09/2023	3,319	3,306	3,268
L3912606.SRDUP, 16.66%, 8/3/2028 (a)(r)	Upstart	8/08/2023	9,517	9,478	9,415
L3912627.SRDUP, 23.39%, 8/3/2028 (a)(r)	Upstart	8/08/2023	8,326	8,313	8,240
L3912740.SRDUP, 17.04%, 8/3/2028 (a)(r)	Upstart	8/08/2023	2,834	2,823	2,808
L3912830.SRDUP, 16.89%, 8/3/2028 (a)(r)	Upstart	8/08/2023	40,641	40,472	40,273
L3912847.SRDUP, 14.07%, 8/3/2028 (a)(r)	Upstart	8/08/2023	4,126	4,109	4,084
L3912865.SRDUP, 14.60%, 8/3/2028 (a)(n)(r)	Upstart	8/08/2023	41,692	41,495	41,271
L3912959.SRDUP, 19.42%, 8/3/2028 (a)(r)	Upstart	8/08/2023	4,224	4,206	4,179
L3912961.SRDUP, 10.62%, 8/3/2028 (a)(r)	Upstart	8/08/2023	2,321	2,311	2,337
L3913011.SRDUP, 20.19%, 8/4/2028 (a)(r)	Upstart	8/09/2023	38,956	38,792	38,648
L3913166.SRDUP, 23.26%, 8/4/2028 (a)(r)	Upstart	8/09/2023	5,898	5,889	5,670
L3913170.SRDUP, 23.09%, 8/4/2028 (a)(r)	Upstart	8/09/2023	7,636	7,600	7,570
L3913218.SRDUP, 15.28%, 8/4/2028 (a)(r)	Upstart	8/09/2023	830	826	821
L3913249.SRDUP, 21.45%, 8/4/2026 (a)(r)	Upstart	8/09/2023	6,027	6,006	5,964
L3913266.SRDUP, 22.60%, 8/4/2028 (a)(r)	Upstart	8/09/2023	4,877	4,856	4,831
L3913271.SRDUP, 22.11%, 8/4/2028 (a)(r)	Upstart	8/09/2023	920	919	914
L3913278.SRDUP, 23.29%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	4,068	4,048	1,926
L3913291.SRDUP, 23.22%, 8/4/2028 (a)(r)	Upstart	8/09/2023	8,299	8,263	8,237
L3913297.SRDUP, 12.24%, 8/4/2026 (a)(r)	Upstart	8/09/2023	2,552	2,544	2,527
L3913328.SRDUP, 20.41%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	3,215	3,202	3,186
L3913333.SRDUP, 21.48%, 8/4/2028 (a)(r)	Upstart	8/09/2023	12,778	12,724	12,639
L3913346.SRDUP, 19.98%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	21,143	21,122	20,995
L3913349.SRDUP, 14.26%, 8/4/2028 (a)(r)	Upstart	8/09/2023	998	993	988
L3913367.SRDUP, 12.13%, 8/4/2028 (a)(r)	Upstart	8/09/2023	35,935	35,789	36,207
L3913373.SRDUP, 23.22%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	814	810	798
L3913384.SRDUP, 24.07%, 8/4/2028 (a)(r)	Upstart	8/09/2023	4,869	4,844	4,828
L3913394.SRDUP, 21.64%, 8/4/2028 (a)(r)	Upstart	8/09/2023	852	849	843
L3913429.SRDUP, 23.29%, 8/4/2028 (a)(r)	Upstart	8/09/2023	14,038	13,978	13,944
L3913469.SRDUP, 15.92%, 1/4/2029 (a)(n)(r)	Upstart	8/09/2023	1,146	1,141	1,129
L3913478.SRDUP, 17.49%, 8/4/2028 (a)(r)	Upstart	8/09/2023	7,624	7,593	7,543
L3913486.SRDUP, 23.97%, 8/4/2028 (a)(r)	Upstart	8/09/2023	1,033	1,029	987
L3913495.SRDUP, 19.89%, 8/4/2028 (a)(r)	Upstart	8/09/2023	8,381	8,346	8,319
L3913501.SRDUP, 17.54%, 8/7/2028 (a)(r)	Upstart	8/09/2023	7,636	7,605	7,555
L3913509.SRDUP, 20.05%, 8/4/2028 (a)(r)	Upstart	8/09/2023	17,363	17,290	17,182
L3913525.SRDUP, 21.45%, 8/4/2028 (a)(r)	Upstart	8/09/2023	1,959	1,951	1,937
L3913536.SRDUP, 20.53%, 8/4/2028 (a)(r)	Upstart	8/09/2023	7,574	7,566	7,518
L3913545.SRDUP, 15.12%, 8/16/2028 (a)(r)	Upstart	8/09/2023	6,415	6,389	6,350
L3913546.SRDUP, 16.42%, 8/4/2028 (a)(r)	Upstart	8/09/2023	2,035	2,027	2,017
L3913562.SRDUP, 15.96%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	24,418	24,296	5,962
L3913590.SRDUP, 19.91%, 8/4/2028 (a)(r)	Upstart	8/09/2023	13,543	13,486	13,392
L3913596.SRDUP, 12.87%, 8/4/2028 (a)(r)	Upstart	8/09/2023	8,205	8,172	8,262
L3913597.SRDUP, 20.95%, 8/4/2028 (a)(r)	Upstart	8/09/2023	15,301	15,236	15,163
L3913603.SRDUP, 17.94%, 8/4/2026 (a)(r)	Upstart	8/09/2023	433	432	429
L3913850.SRDUP, 18.65%, 8/4/2028 (a)(r)	Upstart	8/09/2023	12,203	12,152	12,096
L3913938.SRDUP, 21.98%, 8/4/2028 (a)(r)	Upstart	8/09/2023	6,829	6,800	6,753

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	155

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
L3913978.SRDUP, 23.13%, 8/4/2028 (a)(r)	Upstart	8/09/2023	$2,907	$2,895	$2,883
L3914153.SRDUP, 23.13%, 8/4/2028 (a)(r)	Upstart	8/09/2023	748	744	740
L3914229.SRDUP, 23.26%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	3,658	3,642	3,633
L3914293.SRDUP, 20.60%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	1,183	1,178	1,174
L3914449.SRDUP, 13.16%, 8/4/2026 (a)(r)	Upstart	8/09/2023	788	785	781
L3914550.SRDUP, 22.82%, 8/4/2028 (a)(r)	Upstart	8/09/2023	856	853	848
L3954127.SRDUP, 24.88%, 9/1/2028 (a)(r)	Upstart	9/07/2023	8,420	8,378	8,031
L3954160.SRDUP, 19.18%, 9/1/2026 (a)(n)(r)	Upstart	9/07/2023	1,058	1,053	1,044
L3954179.SRDUP, 22.25%, 9/1/2028 (a)(r)	Upstart	9/07/2023	3,895	3,878	3,846
L3954255.SRDUP, 18.60%, 9/1/2028 (a)(r)	Upstart	9/07/2023	3,864	3,847	3,813
L3954326.SRDUP, 14.70%, 9/1/2026 (a)(r)	Upstart	9/07/2023	826	823	809
L3954362.SRDUP, 25.45%, 9/1/2028 (a)(r)	Upstart	9/07/2023	1,839	1,831	1,753
L3954367.SRDUP, 14.41%, 9/1/2026 (a)(r)	Upstart	9/07/2023	687	685	680
L3954459.SRDUP, 22.46%, 9/1/2028 (a)(n)(r)	Upstart	9/07/2023	1,652	1,645	1,630
L3954509.SRDUP, 21.53%, 9/1/2028 (a)(n)(r)	Upstart	9/07/2023	41,389	41,193	19,092
L3954555.SRDUP, 13.54%, 9/1/2028 (a)(r)	Upstart	9/07/2023	23,337	23,240	23,096
L3955689.SRDUP, 21.83%, 9/5/2028 (a)(r)	Upstart	9/08/2023	1,800	1,799	1,775
L3955810.SRDUP, 16.94%, 9/5/2026 (a)(r)	Upstart	9/08/2023	2,426	2,418	2,380
L3955821.SRDUP, 15.08%, 9/5/2026 (a)(r)	Upstart	9/08/2023	977	974	967
L3955835.SRDUP, 23.21%, 9/5/2028 (a)(r)	Upstart	9/08/2023	1,471	1,465	1,458
L3955838.SRDUP, 17.72%, 9/5/2028 (a)(r)	Upstart	9/08/2023	28,423	28,302	28,128
L3955869.SRDUP, 17.66%, 9/5/2028 (a)(r)	Upstart	9/08/2023	1,531	1,525	1,516
L3955981.SRDUP, 17.11%, 9/5/2028 (a)(r)	Upstart	9/08/2023	20,799	20,711	20,586
L3956012.SRDUP, 21.17%, 9/5/2026 (a)(r)	Upstart	9/08/2023	1,076	1,072	1,062
L3956047.SRDUP, 14.69%, 9/5/2026 (a)(r)	Upstart	9/08/2023	3,441	3,429	3,374
L3956096.SRDUP, 11.81%, 9/5/2028 (a)(r)	Upstart	9/08/2023	24,904	24,801	25,094
L3956164.SRDUP, 17.83%, 2/5/2029 (a)(n)(r)	Upstart	9/08/2023	13,900	13,836	13,706
L3956173.SRDUP, 24.39%, 2/5/2029 (a)(n)(r)	Upstart	9/08/2023	2,553	2,542	2,372
L3956198.SRDUP, 24.60%, 9/5/2028 (a)(r)	Upstart	9/08/2023	1,222	1,217	1,211
L3956243.SRDUP, 12.26%, 9/5/2028 (a)(r)	Upstart	9/08/2023	3,743	3,728	3,771
L3956267.SRDUP, 23.84%, 9/5/2028 (a)(r)	Upstart	9/08/2023	16,811	16,738	16,067
L3956273.SRDUP, 21.47%, 2/5/2029 (a)(n)(r)	Upstart	9/08/2023	26,685	26,552	26,585
L3956281.SRDUP, 10.90%, 9/5/2028 (a)(r)	Upstart	9/08/2023	41,338	41,169	41,656
L3956290.SRDUP, 23.28%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	881	876	408
L3956297.SRDUP, 21.53%, 9/5/2028 (a)(r)	Upstart	9/08/2023	1,296	1,290	1,279
L3956327.SRDUP, 20.43%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	8,918	8,875	8,815
L3956412.SRDUP, 20.73%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	9,969	9,920	4,617
L3956429.SRDUP, 14.24%, 9/5/2026 (a)(r)	Upstart	9/08/2023	687	684	680
L3956466.SRDUP, 21.53%, 9/15/2028 (a)(r)	Upstart	9/08/2023	9,901	9,858	9,789
L3956484.SRDUP, 15.55%, 9/5/2026 (a)(r)	Upstart	9/08/2023	5,527	5,508	5,421
L3956508.SRDUP, 14.39%, 9/5/2028 (a)(r)	Upstart	9/08/2023	1,005	1,001	996
L3956519.SRDUP, 23.18%, 9/5/2028 (a)(r)	Upstart	9/08/2023	1,490	1,484	1,461
L3956684.SRDUP, 25.44%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	4,353	4,332	865
L3956717.SRDUP, 21.62%, 9/5/2028 (a)(r)	Upstart	9/08/2023	6,046	6,020	5,995
L3956751.SRDUP, 21.26%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	6,136	6,106	2,829
L3957243.SRDUP, 17.46%, 9/20/2028 (a)(r)	Upstart	9/08/2023	6,849	6,820	6,883
L3957334.SRDUP, 19.23%, 9/5/2028 (a)(r)	Upstart	9/08/2023	10,525	10,478	10,412
L3957528.SRDUP, 16.67%, 9/5/2028 (a)(r)	Upstart	9/08/2023	42,164	41,988	41,736
L3957561.SRDUP, 14.62%, 9/5/2028 (a)(r)	Upstart	9/08/2023	20,176	20,092	20,294
L3957863.SRDUP, 20.18%, 9/5/2026 (a)(r)	Upstart	9/08/2023	920	917	909
L3958164.SRDUP, 22.95%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	1,319	1,313	611
L3958512.SRDUP, 21.73%, 9/5/2028 (a)(r)	Upstart	9/08/2023	17,282	17,208	17,135

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

156	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
L3958578.SRDUP, 20.17%, 9/5/2028 (a)(r)	Upstart	9/08/2023	$945	$941	$936
L3958903.SRDUP, 16.62%, 9/5/2028 (a)(r)	Upstart	9/08/2023	41,513	41,516	41,083
L3958982.SRDUP, 21.50%, 9/5/2028 (a)(r)	Upstart	9/08/2023	34,991	34,842	34,600
L3959169.SRDUP, 17.84%, 9/5/2028 (a)(r)	Upstart	9/08/2023	12,763	12,709	12,649
L3959379.SRDUP, 15.62%, 9/5/2028 (a)(r)	Upstart	9/08/2023	6,497	6,498	6,433
L3959963.SRDUP, 22.58%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	47,653	47,415	6,748
L3959969.SRDUP, 24.18%, 9/5/2028 (a)(r)	Upstart	9/08/2023	1,046	1,041	1,000
L3960142.SRDUP, 16.19%, 9/5/2028 (a)(r)	Upstart	9/08/2023	12,663	12,610	12,536
L3960552.SRDUP, 20.34%, 9/6/2028 (a)(r)	Upstart	9/11/2023	8,510	8,474	8,430
L3960794.SRDUP, 20.42%, 9/6/2028 (a)(n)(r)	Upstart	9/11/2023	45,000	44,775	8,519
L3960920.SRDUP, 23.62%, 9/6/2028 (a)(r)	Upstart	9/11/2023	1,914	1,906	1,894
L3961216.SRDUP, 16.08%, 9/6/2028 (a)(r)	Upstart	9/11/2023	29,751	29,623	29,404
L4007525.SRDUP, 12.42%, 10/10/2028 (a)(r)	Upstart	10/13/2023	21,161	21,071	21,310
L4007982.SRDUP, 20.96%, 10/6/2028 (a)(r)	Upstart	10/12/2023	11,009	10,961	10,840
L4008005.SRDUP, 19.80%, 10/15/2028 (a)(r)	Upstart	10/12/2023	5,256	5,233	5,179
L4008044.SRDUP, 15.34%, 10/6/2026 (a)(r)	Upstart	10/12/2023	7,161	7,136	7,003
L4008049.SRDUP, 21.83%, 10/6/2028 (a)(r)	Upstart	10/12/2023	4,031	4,013	3,976
L4008052.SRDUP, 17.66%, 10/6/2028 (a)(r)	Upstart	10/12/2023	16,321	16,251	16,087
L4008092.SRDUP, 12.27%, 10/6/2028 (a)(r)	Upstart	10/12/2023	27,918	27,796	28,101
L4008129.SRDUP, 22.58%, 10/6/2028 (a)(r)	Upstart	10/12/2023	18,451	18,370	18,194
L4008136.SRDUP, 14.69%, 10/6/2028 (a)(r)	Upstart	10/12/2023	16,646	16,576	16,421
L4008152.SRDUP, 18.94%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	9,414	9,400	4,184
L4008179.SRDUP, 17.17%, 10/6/2028 (a)(r)	Upstart	10/12/2023	12,929	12,874	12,754
L4008234.SRDUP, 20.38%, 10/6/2028 (a)(r)	Upstart	10/12/2023	21,732	21,637	21,507
L4008235.SRDUP, 22.93%, 10/6/2028 (a)(r)	Upstart	10/12/2023	26,795	26,677	26,492
L4008262.SRDUP, 17.39%, 10/6/2028 (a)(r)	Upstart	10/12/2023	8,976	8,931	8,866
L4008264.SRDUP, 16.33%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	17,064	16,981	16,867
L4008279.SRDUP, 16.67%, 10/6/2028 (a)(r)	Upstart	10/12/2023	12,046	11,994	11,884
L4008293.SRDUP, 18.32%, 10/6/2026 (a)(r)	Upstart	10/12/2023	278	277	274
L4008337.SRDUP, 21.04%, 3/6/2029 (a)(r)	Upstart	10/12/2023	15,634	15,571	15,277
L4008356.SRDUP, 19.19%, 10/6/2026 (a)(r)	Upstart	10/12/2023	1,678	1,672	1,655
L4008357.SRDUP, 22.06%, 10/6/2028 (a)(r)	Upstart	10/12/2023	21,924	21,828	21,623
L4008372.SRDUP, 12.35%, 10/6/2028 (a)(r)	Upstart	10/12/2023	4,738	4,718	4,769
L4008380.SRDUP, 23.45%, 10/6/2028 (a)(r)	Upstart	10/12/2023	888	884	876
L4008385.SRDUP, 14.87%, 10/6/2028 (a)(r)	Upstart	10/12/2023	4,358	4,340	4,301
L4008387.SRDUP, 18.96%, 10/6/2028 (a)(r)	Upstart	10/12/2023	2,598	2,587	2,566
L4008409.SRDUP, 21.11%, 10/6/2028 (a)(r)	Upstart	10/12/2023	13,112	13,055	12,936
L4008451.SRDUP, 17.84%, 10/6/2028 (a)(r)	Upstart	10/12/2023	7,777	7,744	7,671
L4008452.SRDUP, 21.33%, 10/6/2028 (a)(r)	Upstart	10/12/2023	43,741	43,551	43,151
L4008497.SRDUP, 15.95%, 10/6/2028 (a)(r)	Upstart	10/12/2023	675	672	665
L4008507.SRDUP, 23.06%, 10/16/2028 (a)(r)	Upstart	10/12/2023	4,252	4,234	4,162
L4008508.SRDUP, 20.53%, 3/6/2027 (a)(n)(r)	Upstart	10/12/2023	13,874	13,806	7,768
L4008533.SRDUP, 20.84%, 10/6/2028 (a)(r)	Upstart	10/12/2023	4,002	3,984	3,952
L4008546.SRDUP, 11.15%, 10/6/2026 (a)(r)	Upstart	10/12/2023	1,617	1,611	1,613
L4008561.SRDUP, 22.42%, 10/6/2028 (a)(r)	Upstart	10/12/2023	2,371	2,360	2,338
L4008563.SRDUP, 20.43%, 10/6/2028 (a)(r)	Upstart	10/12/2023	12,500	12,445	12,332
L4008565.SRDUP, 23.28%, 3/6/2029 (a)(n)(r)	Upstart	10/12/2023	28,447	28,306	12,788
L4008571.SRDUP, 22.06%, 10/6/2028 (a)(r)	Upstart	10/12/2023	43,848	43,657	43,159
L4008576.SRDUP, 17.03%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,206	1,201	1,190
L4008584.SRDUP, 17.11%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	10,198	10,147	1,029
L4008619.SRDUP, 13.75%, 10/21/2028 (a)(n)(r)	Upstart	10/12/2023	28,976	28,942	27,226
L4008663.SRDUP, 16.96%, 10/6/2026 (a)(r)	Upstart	10/12/2023	7,842	7,814	7,681

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	157

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
L4008676.SRDUP, 13.72%, 10/6/2026 (a)(r)	Upstart	10/12/2023	$10,008	$9,973	$9,973
L4008679.SRDUP, 13.51%, 3/18/2029 (a)(n)(r)	Upstart	10/12/2023	44,011	43,948	43,335
L4008683.SRDUP, 13.46%, 10/6/2026 (a)(r)	Upstart	10/12/2023	9,114	9,082	9,016
L4008684.SRDUP, 19.68%, 10/6/2028 (a)(r)	Upstart	10/12/2023	21,746	21,652	21,440
L4008690.SRDUP, 18.54%, 10/6/2026 (a)(r)	Upstart	10/12/2023	5,298	5,279	5,235
L4008732.SRDUP, 20.94%, 10/6/2028 (a)(r)	Upstart	10/12/2023	43,683	43,493	43,012
L4008799.SRDUP, 17.73%, 10/6/2028 (a)(r)	Upstart	10/12/2023	5,873	5,848	5,789
L4008802.SRDUP, 14.95%, 10/6/2026 (a)(r)	Upstart	10/12/2023	3,065	3,050	3,016
L4009116.SRDUP, 23.47%, 10/6/2028 (a)(r)	Upstart	10/12/2023	4,845	4,824	4,786
L4009372.SRDUP, 11.70%, 10/6/2028 (a)(r)	Upstart	10/12/2023	29,368	29,245	29,584
L4009414.SRDUP, 17.39%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,933	2,929	2,895
L4009582.SRDUP, 23.38%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	11,999	11,940	11,806
L4009689.SRDUP, 19.05%, 10/6/2028 (a)(r)	Upstart	10/12/2023	8,679	8,642	8,558
L4009738.SRDUP, 12.18%, 10/6/2026 (a)(r)	Upstart	10/12/2023	23,975	23,892	23,723
L4009761.SRDUP, 19.74%, 10/6/2026 (a)(r)	Upstart	10/12/2023	735	731	725
L4009943.SRDUP, 23.02%, 10/15/2028 (a)(r)	Upstart	10/13/2023	19,944	19,857	19,700
L4009993.SRDUP, 23.51%, 10/10/2028 (a)(r)	Upstart	10/13/2023	8,761	8,718	8,677
L4010071.SRDUP, 20.99%, 10/10/2028 (a)(r)	Upstart	10/13/2023	13,981	13,920	13,793
L4010303.SRDUP, 18.89%, 10/10/2028 (a)(r)	Upstart	10/13/2023	6,214	6,187	6,149
L4010443.SRDUP, 19.61%, 10/10/2028 (a)(r)	Upstart	10/13/2023	17,392	17,317	17,157
L4010561.SRDUP, 12.05%, 10/10/2028 (a)(r)	Upstart	10/13/2023	42,250	42,073	42,554
L4010910.SRDUP, 20.65%, 10/10/2028 (a)(r)	Upstart	10/13/2023	43,640	43,451	43,036
L4011063.SRDUP, 20.63%, 10/10/2028 (a)(r)	Upstart	10/13/2023	15,671	15,603	15,501
L4011105.SRDUP, 22.47%, 10/10/2028 (a)(r)	Upstart	10/13/2023	6,971	6,941	6,904
L4011139.SRDUP, 15.25%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,567	2,556	2,536
L4011207.SRDUP, 21.69%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,025	1,021	1,015
L4011229.SRDUP, 17.78%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	3,398	3,381	1,448
L4011256.SRDUP, 22.34%, 10/10/2028 (a)(r)	Upstart	10/13/2023	17,261	17,186	17,045
L4011423.SRDUP, 23.22%, 10/10/2028 (a)(r)	Upstart	10/13/2023	11,973	11,919	11,829
L4011503.SRDUP, 13.50%, 10/10/2028 (a)(r)	Upstart	10/13/2023	14,109	14,049	14,203
L4011511.SRDUP, 22.39%, 10/10/2028 (a)(r)	Upstart	10/13/2023	753	750	736
L4011526.SRDUP, 17.51%, 10/10/2028 (a)(r)	Upstart	10/13/2023	6,473	6,445	6,390
L4011587.SRDUP, 18.07%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	16,148	16,074	15,962
L4012063.SRDUP, 22.95%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,231	1,230	1,216
L4012174.SRDUP, 21.99%, 10/10/2028 (a)(r)	Upstart	10/13/2023	6,137	6,111	6,063
L4012203.SRDUP, 15.00%, 10/10/2028 (a)(r)	Upstart	10/13/2023	9,660	9,648	9,719
L4012216.SRDUP, 17.96%, 10/10/2028 (a)(r)	Upstart	10/13/2023	12,967	12,912	12,801
L4012374.SRDUP, 23.26%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,637	2,625	2,606
L4012445.SRDUP, 21.66%, 10/10/2026 (a)(r)	Upstart	10/13/2023	3,088	3,077	3,050
L4012462.SRDUP, 19.93%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,324	4,306	4,277
L4012536.SRDUP, 21.94%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,642	2,631	2,611
L4012708.SRDUP, 11.54%, 10/10/2026 (a)(r)	Upstart	10/13/2023	2,113	2,110	2,108
L4012712.SRDUP, 16.82%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,712	4,691	4,739
L4012740.SRDUP, 21.32%, 10/10/2028 (a)(r)	Upstart	10/13/2023	19,681	19,596	19,416
L4012802.SRDUP, 14.60%, 10/10/2026 (a)(r)	Upstart	10/13/2023	14,160	14,109	14,016
L4012811.SRDUP, 20.16%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,962	2,959	2,922
L4012858.SRDUP, 19.56%, 10/10/2026 (a)(n)(r)	Upstart	10/13/2023	962	957	188
L4012878.SRDUP, 22.72%, 10/10/2028 (a)(r)	Upstart	10/13/2023	19,776	19,689	19,533
L4012893.SRDUP, 13.34%, 10/10/2028 (a)(r)	Upstart	10/13/2023	21,381	21,291	21,538
L4012899.SRDUP, 14.84%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,911	2,898	2,880
L4012904.SRDUP, 16.36%, 10/15/2028 (a)(n)(r)	Upstart	10/13/2023	14,444	14,371	2,045
L4012951.SRDUP, 20.55%, 10/10/2028 (a)(r)	Upstart	10/13/2023	9,859	9,816	9,727

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

158	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 3.4% (continued)
L4013032.SRDUP, 23.57%, 10/10/2028 (a)(r)	Upstart	10/13/2023	$22,476	$22,377	$22,194
L4013165.SRDUP, 15.48%, 10/10/2028 (a)(r)	Upstart	10/13/2023	13,276	13,219	13,112
L4013214.SRDUP, 22.61%, 10/10/2028 (a)(r)	Upstart	10/13/2023	5,618	5,593	5,565
L4013562.SRDUP, 22.93%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,969	2,956	2,934
L4013573.SRDUP, 15.30%, 10/10/2028 (a)(r)	Upstart	10/13/2023	12,838	12,822	12,681
L4013643.SRDUP, 21.61%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	841	837	830
L4013782.SRDUP, 12.51%, 10/10/2026 (a)(r)	Upstart	10/13/2023	2,815	2,806	2,787
L4014155.SRDUP, 15.84%, 10/10/2028 (a)(r)	Upstart	10/13/2023	42,882	42,700	42,351
L4014639.SRDUP, 11.40%, 10/10/2028 (a)(r)	Upstart	10/13/2023	14,306	14,246	14,416
L4014835.SRDUP, 24.03%, 10/17/2028 (a)(r)	Upstart	10/13/2023	9,918	9,910	9,794
L4015135.SRDUP, 20.62%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,334	4,313	4,287
L4015484.SRDUP, 15.23%, 10/10/2028 (a)(r)	Upstart	10/13/2023	17,113	17,041	16,904
L4015653.SRDUP, 24.40%, 10/11/2028 (a)(n)(r)	Upstart	10/16/2023	5,964	5,955	1,610
L4015659.SRDUP, 23.24%, 10/11/2028 (a)(r)	Upstart	10/16/2023	2,994	2,980	2,839
Total Consumer Loans (Cost $54,265,034)				$54,265,034	$48,841,392
Small Business Loans - 0.7%
United States - 0.7%
7456634.SRDSQ, 4.65%, 8/1/2025 (a)(r)(t)	Square	2/05/2024	20,871	19,509	19,538
7458511.SRDSQ, 4.65%, 8/1/2025 (a)(r)(t)	Square	2/05/2024	15,154	14,165	14,883
7459912.SRDSQ, 4.65%, 8/2/2025 (a)(r)(t)	Square	2/06/2024	1,590	1,486	1,533
7460109.SRDSQ, 4.66%, 8/2/2025 (a)(r)(t)	Square	2/06/2024	907	848	892
7460415.SRDSQ, 4.94%, 8/2/2025 (a)(r)(t)	Square	2/06/2024	3,005	2,798	2,310
7460735.SRDSQ, 5.76%, 8/2/2025 (a)(r)(t)	Square	2/06/2024	3,208	2,953	2,360
7461259.SRDSQ, 5.38%, 8/2/2025 (a)(r)(t)	Square	2/06/2024	2,133	1,974	2,080
7461547.SRDSQ, 4.75%, 8/2/2025 (a)(r)(t)	Square	2/06/2024	218	204	212
7462746.SRDSQ, 5.19%, 8/3/2025 (a)(r)(t)	Square	2/07/2024	9,303	8,631	8,831
7463109.SRDSQ, 5.37%, 8/3/2025 (a)(r)(t)	Square	2/07/2024	651	603	632
7463273.SRDSQ, 5.19%, 8/3/2025 (a)(n)(r)(t)	Square	2/07/2024	21,994	20,406	2,549
7463633.SRDSQ, 5.76%, 8/4/2025 (a)(r)(t)	Square	2/07/2024	346	318	334
7463664.SRDSQ, 5.44%, 8/4/2025 (a)(n)(r)(t)	Square	2/07/2024	6,189	5,722	1,879
7463779.SRDSQ, 5.45%, 8/4/2025 (a)(r)(t)	Square	2/07/2024	1,135	1,049	694
7464238.SRDSQ, 4.65%, 8/4/2025 (a)(r)(t)	Square	2/07/2024	2,770	2,590	2,678
7466299.SRDSQ, 5.38%, 8/5/2025 (a)(r)(t)	Square	2/07/2024	5,968	5,522	5,833
7466977.SRDSQ, 5.45%, 8/5/2025 (a)(r)(t)	Square	2/07/2024	854	790	739
7467066.SRDSQ, 4.65%, 8/5/2025 (a)(r)(t)	Square	2/07/2024	3,906	3,651	3,693
7468505.SRDSQ, 4.65%, 8/6/2025 (a)(r)(t)	Square	2/08/2024	2,755	2,575	2,671
7469758.SRDSQ, 5.37%, 8/6/2025 (a)(r)(t)	Square	2/08/2024	384	355	376
7469808.SRDSQ, 4.94%, 8/6/2025 (a)(r)(t)	Square	2/08/2024	6,562	6,109	6,369
7470476.SRDSQ, 6.00%, 8/6/2025 (a)(r)(t)	Square	2/08/2024	848	778	742
7470511.SRDSQ, 5.38%, 8/6/2025 (a)(r)(t)	Square	2/08/2024	6,299	5,829	5,902
7471096.SRDSQ, 5.19%, 8/6/2025 (a)(r)(t)	Square	2/08/2024	13,503	12,528	12,667
7471651.SRDSQ, 4.94%, 8/7/2025 (a)(r)(t)	Square	2/09/2024	2,668	2,484	2,609
7472065.SRDSQ, 5.43%, 8/7/2025 (a)(n)(r)(t)	Square	2/09/2024	945	873	76
7472099.SRDSQ, 6.00%, 8/7/2025 (a)(r)(t)	Square	2/09/2024	667	612	609
7472943.SRDSQ, 5.19%, 8/7/2025 (a)(n)(r)(t)	Square	2/09/2024	10,790	10,011	863
7473152.SRDSQ, 5.44%, 8/7/2025 (a)(r)(t)	Square	2/09/2024	789	729	548
7473198.SRDSQ, 5.44%, 8/7/2025 (a)(n)(r)(t)	Square	2/09/2024	8,904	8,233	886
7473445.SRDSQ, 4.96%, 8/7/2025 (a)(r)(t)	Square	2/09/2024	341	317	328
7473584.SRDSQ, 6.17%, 8/7/2025 (a)(r)(t)	Square	2/09/2024	988	905	721
7477032.SRDSQ, 4.65%, 8/8/2025 (a)(r)(t)	Square	2/12/2024	617	576	595
7477109.SRDSQ, 5.18%, 8/8/2025 (a)(r)(t)	Square	2/12/2024	1,285	1,192	1,254

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	159

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.7% (continued)
7478325.SRDSQ, 5.76%, 8/8/2025 (a)(r)(t)	Square	2/12/2024	$4,586	$4,221	$2,475
7478431.SRDSQ, 5.75%, 8/8/2025 (a)(r)(t)	Square	2/12/2024	1,795	1,652	1,109
7478506.SRDSQ, 4.94%, 8/8/2025 (a)(r)(t)	Square	2/12/2024	32,493	30,253	29,847
7479459.SRDSQ, 4.94%, 8/8/2025 (a)(n)(r)(t)	Square	2/12/2024	3,247	3,023	3,045
7480091.SRDSQ, 4.65%, 8/9/2025 (a)(r)(t)	Square	2/13/2024	25,797	24,114	25,017
7482788.SRDSQ, 4.72%, 8/9/2025 (a)(r)(t)	Square	2/13/2024	5	5	5
7483217.SRDSQ, 5.76%, 8/10/2025 (a)(r)(t)	Square	2/14/2024	12,215	11,244	7,185
7484215.SRDSQ, 4.94%, 8/11/2025 (a)(r)(t)	Square	2/14/2024	3,137	2,921	3,057
7484468.SRDSQ, 6.42%, 8/11/2025 (a)(n)(r)(t)	Square	2/14/2024	696	635	407
7484494.SRDSQ, 4.94%, 8/11/2025 (a)(r)(t)	Square	2/14/2024	10,500	9,776	10,098
7485793.SRDSQ, 5.79%, 8/12/2025 (a)(r)(t)	Square	2/14/2024	480	442	364
7486224.SRDSQ, 6.16%, 8/12/2025 (a)(r)(t)	Square	2/14/2024	8,409	7,698	4,382
7486633.SRDSQ, 5.38%, 8/12/2025 (a)(r)(t)	Square	2/14/2024	3,024	2,798	2,859
7487991.SRDSQ, 5.38%, 8/12/2025 (a)(r)(t)	Square	2/14/2024	1,066	986	957
7488383.SRDSQ, 5.99%, 8/13/2025 (a)(n)(r)(t)	Square	2/15/2024	1,411	1,295	113
7488433.SRDSQ, 4.65%, 8/13/2025 (a)(r)(t)	Square	2/15/2024	3,281	3,067	3,206
7488682.SRDSQ, 4.65%, 8/13/2025 (a)(r)(t)	Square	2/15/2024	4,827	4,512	4,677
7489154.SRDSQ, 5.22%, 8/13/2025 (a)(r)(t)	Square	2/15/2024	594	551	527
7489318.SRDSQ, 4.78%, 8/13/2025 (a)(r)(t)	Square	2/15/2024	102	95	81
7490124.SRDSQ, 5.19%, 8/13/2025 (a)(r)(t)	Square	2/15/2024	7,879	7,310	7,737
7491315.SRDSQ, 4.66%, 8/13/2025 (a)(r)(t)	Square	2/15/2024	2,970	2,776	2,895
7491593.SRDSQ, 5.57%, 8/13/2025 (a)(r)(t)	Square	2/15/2024	2,023	1,867	1,912
7492092.SRDSQ, 4.94%, 8/14/2025 (a)(r)(t)	Square	2/16/2024	7,053	6,566	6,562
7493402.SRDSQ, 4.94%, 8/14/2025 (a)(r)(t)	Square	2/16/2024	1,616	1,504	1,583
7493515.SRDSQ, 4.76%, 8/14/2025 (a)(r)(t)	Square	2/16/2024	856	799	539
7493542.SRDSQ, 4.74%, 8/14/2025 (a)(r)(t)	Square	2/16/2024	821	766	659
7494196.SRDSQ, 6.01%, 8/14/2025 (a)(r)(t)	Square	2/16/2024	574	526	534
7494228.SRDSQ, 5.57%, 8/14/2025 (a)(r)(t)	Square	2/16/2024	5,304	4,913	4,265
7495703.SRDSQ, 4.65%, 8/14/2025 (a)(r)(t)	Square	2/16/2024	1,088	1,017	1,067
7500971.SRDSQ, 5.38%, 8/15/2025 (a)(r)(t)	Square	2/20/2024	12,793	11,838	12,224
7501973.SRDSQ, 5.76%, 8/15/2025 (a)(r)(t)	Square	2/20/2024	1,656	1,524	1,162
7502056.SRDSQ, 6.01%, 8/15/2025 (a)(r)(t)	Square	2/20/2024	11,684	10,718	6,213
7502828.SRDSQ, 5.76%, 8/15/2025 (a)(r)(t)	Square	2/20/2024	371	342	361
7502888.SRDSQ, 5.19%, 8/15/2025 (a)(r)(t)	Square	2/20/2024	5,558	5,157	794
7506644.SRDSQ, 5.38%, 8/16/2025 (a)(r)(t)	Square	2/21/2024	14,622	13,531	13,667
7507135.SRDSQ, 5.38%, 8/16/2025 (a)(r)(t)	Square	2/21/2024	28,797	26,648	25,091
7507907.SRDSQ, 4.75%, 8/16/2025 (a)(r)(t)	Square	2/21/2024	466	435	435
7507928.SRDSQ, 6.00%, 8/16/2025 (a)(r)(t)	Square	2/21/2024	692	635	653
7508069.SRDSQ, 5.75%, 8/16/2025 (a)(r)(t)	Square	2/21/2024	4,468	4,113	4,351
7508638.SRDSQ, 6.27%, 8/16/2025 (a)(r)(t)	Square	2/21/2024	629	575	581
7508897.SRDSQ, 4.94%, 8/17/2025 (a)(r)(t)	Square	2/22/2024	3,740	3,482	3,608
7509076.SRDSQ, 5.39%, 8/17/2025 (a)(r)(t)	Square	2/22/2024	585	541	524
7509830.SRDSQ, 5.38%, 8/17/2025 (a)(r)(t)	Square	2/22/2024	1,242	1,149	761
7509914.SRDSQ, 5.56%, 8/17/2025 (a)(r)(t)	Square	2/22/2024	1,717	1,585	1,687
7510206.SRDSQ, 5.19%, 8/18/2025 (a)(r)(t)	Square	2/22/2024	7,836	7,270	7,287
7510457.SRDSQ, 4.65%, 8/18/2025 (a)(r)(t)	Square	2/22/2024	8,631	8,068	8,320
7510978.SRDSQ, 5.37%, 8/18/2025 (a)(r)(t)	Square	2/22/2024	1,441	1,333	1,368
7511086.SRDSQ, 5.44%, 8/19/2025 (a)(r)(t)	Square	2/22/2024	273	252	227
7511171.SRDSQ, 5.38%, 8/19/2025 (a)(r)(t)	Square	2/22/2024	518	479	509
7511286.SRDSQ, 5.38%, 8/19/2025 (a)(n)(r)(t)	Square	2/22/2024	1,816	1,681	145
7511327.SRDSQ, 5.57%, 8/19/2025 (a)(r)(t)	Square	2/22/2024	3,028	2,797	2,922
7511508.SRDSQ, 5.37%, 8/19/2025 (a)(n)(r)(t)	Square	2/22/2024	1,517	1,404	1,005

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

160	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.7% (continued)
7511562.SRDSQ, 5.38%, 8/19/2025 (a)(r)(t)	Square	2/22/2024	$16,157	$14,951	$15,781
7512378.SRDSQ, 4.66%, 8/19/2025 (a)(r)(t)	Square	2/22/2024	4,282	4,002	4,158
7512517.SRDSQ, 6.26%, 8/19/2025 (a)(r)(t)	Square	2/22/2024	812	743	593
7512532.SRDSQ, 5.19%, 8/19/2025 (a)(r)(t)	Square	2/22/2024	1,325	1,230	1,286
7512618.SRDSQ, 5.56%, 8/20/2025 (a)(r)(t)	Square	2/22/2024	598	552	546
7513046.SRDSQ, 5.57%, 8/20/2025 (a)(n)(r)(t)	Square	2/22/2024	11,101	10,251	9,817
7513883.SRDSQ, 5.18%, 8/20/2025 (a)(n)(r)(t)	Square	2/22/2024	3,210	2,979	257
7514012.SRDSQ, 5.19%, 8/20/2025 (a)(n)(r)(t)	Square	2/22/2024	19,718	18,294	1,577
7514363.SRDSQ, 4.65%, 8/20/2025 (a)(r)(t)	Square	2/22/2024	634	593	622
7514691.SRDSQ, 5.57%, 8/20/2025 (a)(r)(t)	Square	2/22/2024	1,173	1,083	1,057
7514758.SRDSQ, 5.57%, 8/20/2025 (a)(r)(t)	Square	2/22/2024	1,371	1,266	1,339
7515825.SRDSQ, 4.94%, 8/20/2025 (a)(r)(t)	Square	2/22/2024	3,432	3,196	3,365
7516401.SRDSQ, 4.65%, 8/20/2025 (a)(r)(t)	Square	2/22/2024	1,916	1,791	1,860
7516781.SRDSQ, 4.94%, 8/21/2025 (a)(r)(t)	Square	2/23/2024	1,557	1,450	1,501
7517980.SRDSQ, 5.56%, 8/21/2025 (a)(r)(t)	Square	2/23/2024	1,196	1,104	1,120
7518060.SRDSQ, 5.57%, 8/21/2025 (a)(r)(t)	Square	2/23/2024	16,471	15,202	11,623
7519639.SRDSQ, 5.38%, 8/21/2025 (a)(r)(t)	Square	2/23/2024	5,253	4,861	4,976
7521819.SRDSQ, 4.65%, 8/22/2025 (a)(n)(r)(t)	Square	2/26/2024	8,737	8,167	5,872
7522260.SRDSQ, 5.38%, 8/22/2025 (a)(r)(t)	Square	2/26/2024	6,725	6,223	6,484
7523277.SRDSQ, 6.25%, 8/22/2025 (a)(r)(t)	Square	2/26/2024	515	471	481
7523982.SRDSQ, 5.38%, 8/22/2025 (a)(r)(t)	Square	2/26/2024	834	772	793
7524042.SRDSQ, 4.65%, 8/22/2025 (a)(r)(t)	Square	2/26/2024	20,803	19,445	19,871
7524737.SRDSQ, 5.57%, 8/22/2025 (a)(r)(t)	Square	2/26/2024	7,843	7,238	5,079
7526117.SRDSQ, 6.16%, 8/23/2025 (a)(r)(t)	Square	2/27/2024	900	824	827
7526307.SRDSQ, 5.18%, 8/23/2025 (a)(r)(t)	Square	2/27/2024	995	923	970
7526434.SRDSQ, 6.01%, 8/23/2025 (a)(r)(t)	Square	2/27/2024	1,106	1,015	774
7526466.SRDSQ, 4.65%, 8/23/2025 (a)(r)(t)	Square	2/27/2024	13,005	12,156	12,220
7528616.SRDSQ, 6.26%, 8/23/2025 (a)(r)(t)	Square	2/27/2024	473	432	447
7528637.SRDSQ, 4.66%, 8/23/2025 (a)(r)(t)	Square	2/27/2024	3,516	3,286	3,375
7528861.SRDSQ, 4.65%, 8/23/2025 (a)(r)(t)	Square	2/27/2024	7,680	7,178	7,461
7529714.SRDSQ, 4.93%, 8/24/2025 (a)(r)(t)	Square	2/28/2024	828	771	806
7529740.SRDSQ, 5.38%, 8/24/2025 (a)(r)(t)	Square	2/28/2024	1,574	1,456	1,422
7529860.SRDSQ, 4.93%, 8/24/2025 (a)(r)(t)	Square	2/28/2024	1,547	1,441	1,475
7530219.SRDSQ, 4.94%, 8/24/2025 (a)(r)(t)	Square	2/28/2024	3,365	3,133	2,614
7530288.SRDSQ, 6.41%, 8/25/2025 (a)(r)(t)	Square	2/28/2024	1,249	1,140	1,154
7530350.SRDSQ, 4.94%, 8/25/2025 (a)(r)(t)	Square	2/28/2024	3,645	3,394	3,495
7530439.SRDSQ, 4.65%, 8/25/2025 (a)(n)(r)(t)	Square	2/28/2024	8,022	7,498	6,963
7530666.SRDSQ, 5.19%, 8/25/2025 (a)(r)(t)	Square	2/28/2024	2,612	2,423	2,560
7531094.SRDSQ, 5.57%, 8/25/2025 (a)(r)(t)	Square	2/28/2024	3,070	2,833	2,775
7531582.SRDSQ, 5.38%, 8/26/2025 (a)(r)(t)	Square	2/28/2024	4,236	3,920	3,031
7531993.SRDSQ, 4.94%, 8/26/2025 (a)(n)(r)(t)	Square	2/28/2024	7,242	6,742	5,832
7532758.SRDSQ, 4.65%, 8/26/2025 (a)(r)(t)	Square	2/28/2024	2,544	2,378	2,468
7532940.SRDSQ, 4.65%, 8/26/2025 (a)(r)(t)	Square	2/28/2024	3,484	3,256	3,386
7533182.SRDSQ, 5.57%, 8/26/2025 (a)(r)(t)	Square	2/28/2024	7,025	6,483	5,520
7533596.SRDSQ, 4.65%, 8/26/2025 (a)(r)(t)	Square	2/28/2024	4,346	4,063	4,271
7534256.SRDSQ, 4.94%, 8/26/2025 (a)(r)(t)	Square	2/28/2024	7,532	7,012	5,717
7534678.SRDSQ, 6.01%, 8/26/2025 (a)(r)(t)	Square	2/28/2024	1,895	1,738	1,782
7534850.SRDSQ, 5.38%, 8/26/2025 (a)(n)(r)(t)	Square	2/28/2024	28,637	26,500	17,417
7535433.SRDSQ, 4.65%, 8/26/2025 (a)(r)(t)	Square	2/28/2024	5,573	5,210	5,405
7538526.SRDSQ, 5.19%, 8/27/2025 (a)(r)(t)	Square	2/29/2024	1,517	1,407	1,488
7538615.SRDSQ, 4.65%, 8/27/2025 (a)(r)(t)	Square	2/29/2024	2,723	2,546	2,666
7541876.SRDSQ, 4.94%, 8/28/2025 (a)(r)(t)	Square	3/01/2024	43,570	40,566	42,669

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	161

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.7% (continued)
7541935.SRDSQ, 4.65%, 8/28/2025 (a)(r)(t)	Square	3/01/2024	$39,789	$37,193	$38,690
7548062.SRDSQ, 5.57%, 8/29/2025 (a)(n)(r)(t)	Square	3/04/2024	97,924	90,378	14,560
7549877.SRDSQ, 4.94%, 8/29/2025 (a)(r)(t)	Square	3/04/2024	67,194	62,561	65,702
7552525.SRDSQ, 5.19%, 9/1/2025 (a)(r)(t)	Square	3/05/2024	57,868	53,689	56,471
7558824.SRDSQ, 4.65%, 9/4/2025 (a)(r)(t)	Square	3/06/2024	38,396	35,890	37,273
7559728.SRDSQ, 4.94%, 9/4/2025 (a)(r)(t)	Square	3/06/2024	41,116	38,281	39,834
7560145.SRDSQ, 4.65%, 9/4/2025 (a)(r)(t)	Square	3/06/2024	59,199	55,336	57,020
7560673.SRDSQ, 5.19%, 9/4/2025 (a)(r)(t)	Square	3/06/2024	48,941	45,407	47,560
7567062.SRDSQ, 4.65%, 9/6/2025 (a)(r)(t)	Square	3/08/2024	46,249	43,231	44,565
7567965.SRDSQ, 4.65%, 9/6/2025 (a)(r)(t)	Square	3/08/2024	82,297	76,927	77,697
7571546.SRDSQ, 4.65%, 9/7/2025 (a)(r)(t)	Square	3/11/2024	136,074	127,194	93,832
7571572.SRDSQ, 5.38%, 9/7/2025 (a)(r)(t)	Square	3/11/2024	109,833	101,635	104,950
7573850.SRDSQ, 5.38%, 9/7/2025 (a)(r)(t)	Square	3/11/2024	33,774	31,253	32,890
7576739.SRDSQ, 4.94%, 9/8/2025 (a)(r)(t)	Square	3/12/2024	88,611	82,501	72,103
7577765.SRDSQ, 4.65%, 9/8/2025 (a)(r)(t)	Square	3/12/2024	40,621	37,970	39,772
7583212.SRDSQ, 4.94%, 9/11/2025 (a)(r)(t)	Square	3/13/2024	79,423	73,946	75,928
7583336.SRDSQ, 4.65%, 9/11/2025 (a)(r)(t)	Square	3/13/2024	91,557	85,583	88,561
7611145.SRDSQ, 5.57%, 9/20/2025 (a)(r)(t)	Square	3/22/2024	88,140	81,348	84,495
7611892.SRDSQ, 4.65%, 9/20/2025 (a)(r)(t)	Square	3/22/2024	86,177	80,553	65,471
7617074.SRDSQ, 5.38%, 9/21/2025 (a)(r)(t)	Square	3/25/2024	29,595	27,386	28,688
7617490.SRDSQ, 4.65%, 9/21/2025 (a)(r)(t)	Square	3/25/2024	41,827	39,098	40,602
7620058.SRDSQ, 5.19%, 9/22/2025 (a)(r)(t)	Square	3/26/2024	47,565	44,130	46,021
7635858.SRDSQ, 5.38%, 9/28/2025 (a)(r)(t)	Square	4/01/2024	2,684	2,484	2,533
7636075.SRDSQ, 4.65%, 9/28/2025 (a)(r)(t)	Square	4/01/2024	4,270	3,991	4,089
7636365.SRDSQ, 4.94%, 9/28/2025 (a)(r)(t)	Square	4/01/2024	1,499	1,395	1,461
7636782.SRDSQ, 6.47%, 9/28/2025 (a)(r)(t)	Square	4/01/2024	2,162	1,970	1,368
7636855.SRDSQ, 4.76%, 9/28/2025 (a)(r)(t)	Square	4/01/2024	816	762	707
7636989.SRDSQ, 5.34%, 9/28/2025 (a)(r)(t)	Square	4/01/2024	1,699	1,573	1,635
7637159.SRDSQ, 6.47%, 9/28/2025 (a)(r)(t)	Square	4/01/2024	804	733	534
7637198.SRDSQ, 6.01%, 9/28/2025 (a)(r)(t)	Square	4/01/2024	7,800	7,155	6,210
7637720.SRDSQ, 5.19%, 9/28/2025 (a)(r)(t)	Square	4/01/2024	34,873	32,355	29,185
7638686.SRDSQ, 4.93%, 9/28/2025 (a)(r)(t)	Square	4/01/2024	752	700	725
7638714.SRDSQ, 4.65%, 9/28/2025 (a)(r)(t)	Square	4/01/2024	11,003	10,285	10,575
7639075.SRDSQ, 5.56%, 9/28/2025 (a)(r)(t)	Square	4/01/2024	3,034	2,805	2,839
7639599.SRDSQ, 5.35%, 9/28/2025 (a)(r)(t)	Square	4/01/2024	8,662	8,019	8,341
7639816.SRDSQ, 4.65%, 9/29/2025 (a)(r)(t)	Square	4/02/2024	15,374	14,371	13,163
7640550.SRDSQ, 4.65%, 9/29/2025 (a)(r)(t)	Square	4/02/2024	1,892	1,768	1,614
7640818.SRDSQ, 5.19%, 9/29/2025 (a)(r)(t)	Square	4/02/2024	10,645	9,876	10,339
7641852.SRDSQ, 4.93%, 9/29/2025 (a)(r)(t)	Square	4/02/2024	2,290	2,132	2,224
7642186.SRDSQ, 4.78%, 9/29/2025 (a)(r)(t)	Square	4/02/2024	30,513	28,495	25,993
7643443.SRDSQ, 5.19%, 9/29/2025 (a)(r)(t)	Square	4/02/2024	8,712	8,083	8,373
7643487.SRDSQ, 5.19%, 9/30/2025 (a)(r)(t)	Square	4/03/2024	7,470	6,930	6,932
7643964.SRDSQ, 4.65%, 9/30/2025 (a)(r)(t)	Square	4/03/2024	2,095	1,958	2,045
7644145.SRDSQ, 4.78%, 9/30/2025 (a)(r)(t)	Square	4/03/2024	10,579	9,871	10,142
7644815.SRDSQ, 6.26%, 9/30/2025 (a)(r)(t)	Square	4/03/2024	4,896	4,476	4,709
7645233.SRDSQ, 5.19%, 9/30/2025 (a)(r)(t)	Square	4/03/2024	1,079	1,001	1,022
7645520.SRDSQ, 5.75%, 10/1/2025 (a)(r)(t)	Square	4/03/2024	3,624	3,336	3,458
7645935.SRDSQ, 5.19%, 10/1/2025 (a)(r)(t)	Square	4/03/2024	2,775	2,574	2,665
7646399.SRDSQ, 5.57%, 10/1/2025 (a)(r)(t)	Square	4/03/2024	681	629	664
7647086.SRDSQ, 5.19%, 10/1/2025 (a)(r)(t)	Square	4/03/2024	703	657	693
7647259.SRDSQ, 4.65%, 10/1/2025 (a)(r)(t)	Square	4/03/2024	2,285	2,136	2,222
7647422.SRDSQ, 5.19%, 10/1/2025 (a)(r)(t)	Square	4/03/2024	4,192	3,889	4,039

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

162	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.7% (continued)
7647637.SRDSQ, 5.54%, 10/1/2025 (a)(r)(t)	Square	4/03/2024	$1,662	$1,534	$1,554
7647681.SRDSQ, 5.39%, 10/1/2025 (a)(r)(t)	Square	4/03/2024	327	303	307
7647693.SRDSQ, 4.77%, 10/1/2025 (a)(r)(t)	Square	4/03/2024	149	139	138
7647701.SRDSQ, 4.77%, 10/1/2025 (a)(r)(t)	Square	4/03/2024	1,524	1,422	1,494
7648032.SRDSQ, 5.35%, 10/1/2025 (a)(r)(t)	Square	4/03/2024	2,096	1,941	2,042
7648193.SRDSQ, 5.38%, 10/1/2025 (a)(r)(t)	Square	4/03/2024	2,213	2,047	2,184
7649027.SRDSQ, 4.66%, 10/1/2025 (a)(r)(t)	Square	4/03/2024	3,469	3,243	3,375
7649655.SRDSQ, 6.01%, 10/2/2025 (a)(r)(t)	Square	4/04/2024	976	895	943
7650081.SRDSQ, 5.56%, 10/2/2025 (a)(r)(t)	Square	4/04/2024	834	770	755
7650121.SRDSQ, 5.57%, 10/2/2025 (a)(r)(t)	Square	4/04/2024	744	687	720
7650825.SRDSQ, 6.01%, 10/2/2025 (a)(r)(t)	Square	4/04/2024	670	614	636
7651146.SRDSQ, 4.94%, 10/2/2025 (a)(r)(t)	Square	4/04/2024	3,019	2,811	2,952
7652077.SRDSQ, 5.37%, 10/2/2025 (a)(r)(t)	Square	4/04/2024	1,309	1,211	1,276
7652203.SRDSQ, 5.19%, 10/2/2025 (a)(r)(t)	Square	4/04/2024	2,730	2,533	2,626
7652772.SRDSQ, 5.35%, 10/2/2025 (a)(r)(t)	Square	4/04/2024	885	819	865
7652864.SRDSQ, 6.00%, 10/2/2025 (a)(r)(t)	Square	4/04/2024	1,630	1,495	1,274
7652973.SRDSQ, 5.77%, 10/2/2025 (a)(r)(t)	Square	4/04/2024	911	839	849
7653023.SRDSQ, 6.01%, 10/2/2025 (a)(r)(t)	Square	4/04/2024	3,874	3,554	3,342
7653119.SRDSQ, 4.66%, 10/2/2025 (a)(r)(t)	Square	4/04/2024	2,584	2,415	2,477
7653230.SRDSQ, 6.00%, 10/2/2025 (a)(n)(r)(t)	Square	4/04/2024	1,788	1,641	143
7653270.SRDSQ, 5.18%, 10/2/2025 (a)(r)(t)	Square	4/04/2024	1,159	1,075	1,126
7653332.SRDSQ, 5.20%, 10/2/2025 (a)(r)(t)	Square	4/04/2024	1,475	1,368	1,391
7653391.SRDSQ, 5.75%, 10/2/2025 (a)(r)(t)	Square	4/04/2024	531	488	489
7653577.SRDSQ, 5.19%, 10/2/2025 (a)(r)(t)	Square	4/04/2024	5,495	5,099	5,362
7653965.SRDSQ, 5.35%, 10/3/2025 (a)(r)(t)	Square	4/05/2024	2,562	2,372	2,510
7654237.SRDSQ, 5.38%, 10/3/2025 (a)(r)(t)	Square	4/05/2024	2,573	2,381	2,453
7654450.SRDSQ, 4.78%, 10/3/2025 (a)(r)(t)	Square	4/05/2024	2,667	2,488	2,585
7654875.SRDSQ, 5.57%, 10/3/2025 (a)(r)(t)	Square	4/05/2024	7,457	6,891	6,643
7655211.SRDSQ, 6.26%, 10/3/2025 (a)(r)(t)	Square	4/05/2024	8,600	7,862	4,138
7655371.SRDSQ, 4.65%, 10/3/2025 (a)(r)(t)	Square	4/05/2024	20,712	19,360	20,036
7656762.SRDSQ, 4.74%, 10/3/2025 (a)(r)(t)	Square	4/05/2024	2,838	2,649	2,494
7656952.SRDSQ, 6.15%, 10/3/2025 (a)(n)(r)(t)	Square	4/05/2024	926	848	74
7657204.SRDSQ, 5.57%, 10/3/2025 (a)(r)(t)	Square	4/05/2024	270	249	262
7657234.SRDSQ, 5.09%, 10/3/2025 (a)(r)(t)	Square	4/05/2024	5,674	5,271	5,538
7657607.SRDSQ, 4.94%, 10/3/2025 (a)(r)(t)	Square	4/05/2024	5,442	5,067	5,322
7659790.SRDSQ, 5.19%, 10/4/2025 (a)(r)(t)	Square	4/08/2024	2,739	2,541	2,629
7660409.SRDSQ, 5.42%, 10/4/2025 (a)(n)(r)(t)	Square	4/08/2024	606	561	92
7660438.SRDSQ, 5.35%, 10/4/2025 (a)(r)(t)	Square	4/08/2024	3,383	3,132	3,066
7660562.SRDSQ, 5.91%, 10/4/2025 (a)(n)(r)(t)	Square	4/08/2024	1,348	1,240	825
7661866.SRDSQ, 4.94%, 10/4/2025 (a)(r)(t)	Square	4/08/2024	8,108	7,552	7,974
7662606.SRDSQ, 5.53%, 10/4/2025 (a)(r)(t)	Square	4/08/2024	3,710	3,426	3,601
7662806.SRDSQ, 4.78%, 10/4/2025 (a)(r)(t)	Square	4/08/2024	17,260	16,105	16,716
7663402.SRDSQ, 6.43%, 10/4/2025 (a)(r)(t)	Square	4/08/2024	278	254	254
7663411.SRDSQ, 4.78%, 10/4/2025 (a)(r)(t)	Square	4/08/2024	7,269	6,783	7,008
7663618.SRDSQ, 6.41%, 10/4/2025 (a)(n)(r)(t)	Square	4/08/2024	4,821	4,398	386
7663699.SRDSQ, 6.16%, 10/4/2025 (a)(r)(t)	Square	4/08/2024	746	685	712
7663746.SRDSQ, 6.00%, 10/4/2025 (a)(r)(t)	Square	4/08/2024	3,117	2,860	476
7664250.SRDSQ, 4.78%, 10/5/2025 (a)(r)(t)	Square	4/09/2024	13,293	12,404	11,068
7664729.SRDSQ, 6.29%, 10/5/2025 (a)(r)(t)	Square	4/09/2024	14,647	13,384	11,189
7665473.SRDSQ, 5.76%, 10/5/2025 (a)(r)(t)	Square	4/09/2024	622	573	610
7665566.SRDSQ, 5.19%, 10/5/2025 (a)(r)(t)	Square	4/09/2024	7,484	6,943	6,927
7665948.SRDSQ, 5.35%, 10/5/2025 (a)(r)(t)	Square	4/09/2024	12,311	11,397	10,716

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	163

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.7% (continued)
7666422.SRDSQ, 4.78%, 10/5/2025 (a)(r)(t)	Square	4/09/2024	$3,104	$2,896	$2,974
7666512.SRDSQ, 5.35%, 10/5/2025 (a)(r)(t)	Square	4/09/2024	12,164	11,261	11,848
7667219.SRDSQ, 4.78%, 10/5/2025 (a)(r)(t)	Square	4/09/2024	3,938	3,674	3,853
7667423.SRDSQ, 6.26%, 10/5/2025 (a)(n)(r)(t)	Square	4/09/2024	7,800	7,131	624
7667569.SRDSQ, 5.76%, 10/5/2025 (a)(r)(t)	Square	4/09/2024	592	545	578
7667717.SRDSQ, 5.10%, 10/5/2025 (a)(r)(t)	Square	4/09/2024	4,042	3,755	3,854
7667798.SRDSQ, 5.19%, 10/5/2025 (a)(r)(t)	Square	4/09/2024	6,391	5,930	6,126
7667889.SRDSQ, 5.75%, 10/6/2025 (a)(r)(t)	Square	4/10/2024	1,530	1,408	1,231
7667927.SRDSQ, 5.09%, 10/6/2025 (a)(r)(t)	Square	4/10/2024	2,721	2,527	2,656
7668921.SRDSQ, 5.76%, 10/7/2025 (a)(r)(t)	Square	4/10/2024	847	779	819
7669017.SRDSQ, 4.65%, 10/7/2025 (a)(r)(t)	Square	4/10/2024	4,818	4,504	4,700
7669348.SRDSQ, 5.20%, 10/7/2025 (a)(r)(t)	Square	4/10/2024	787	730	767
7669390.SRDSQ, 4.78%, 10/7/2025 (a)(r)(t)	Square	4/10/2024	6,519	6,083	6,353
7670024.SRDSQ, 6.48%, 10/8/2025 (a)(n)(r)(t)	Square	4/10/2024	5,310	5,291	1,462
7670319.SRDSQ, 5.37%, 10/8/2025 (a)(r)(t)	Square	4/10/2024	1,256	1,162	1,222
7670512.SRDSQ, 5.38%, 10/8/2025 (a)(r)(t)	Square	4/10/2024	2,070	1,916	1,173
7670689.SRDSQ, 5.35%, 10/8/2025 (a)(r)(t)	Square	4/10/2024	3,847	3,568	3,771
7671262.SRDSQ, 5.43%, 10/8/2025 (a)(r)(t)	Square	4/10/2024	931	861	884
7671369.SRDSQ, 5.19%, 10/8/2025 (a)(r)(t)	Square	4/10/2024	18,635	17,290	17,956
7672468.SRDSQ, 5.09%, 10/8/2025 (a)(r)(t)	Square	4/10/2024	435	404	427
7672554.SRDSQ, 4.93%, 10/8/2025 (a)(r)(t)	Square	4/10/2024	607	566	596
7672625.SRDSQ, 5.19%, 10/8/2025 (a)(r)(t)	Square	4/10/2024	6,295	5,841	5,950
7672934.SRDSQ, 5.09%, 10/8/2025 (a)(r)(t)	Square	4/10/2024	481	447	472
7672993.SRDSQ, 5.35%, 10/8/2025 (a)(r)(t)	Square	4/10/2024	5,217	4,829	4,660
7673314.SRDSQ, 5.72%, 10/8/2025 (a)(r)(t)	Square	4/10/2024	5,337	4,915	4,906
7673546.SRDSQ, 4.94%, 10/8/2025 (a)(r)(t)	Square	4/10/2024	3,170	2,951	2,692
7673635.SRDSQ, 5.10%, 10/9/2025 (a)(r)(t)	Square	4/11/2024	2,620	2,434	2,470
7674332.SRDSQ, 4.94%, 10/9/2025 (a)(r)(t)	Square	4/11/2024	2,811	2,617	2,752
7674892.SRDSQ, 4.65%, 10/9/2025 (a)(r)(t)	Square	4/11/2024	7,310	6,833	7,080
7675285.SRDSQ, 4.78%, 10/9/2025 (a)(r)(t)	Square	4/11/2024	704	657	690
7675346.SRDSQ, 5.54%, 10/9/2025 (a)(r)(t)	Square	4/11/2024	3,276	3,024	2,828
7675450.SRDSQ, 6.16%, 10/9/2025 (a)(r)(t)	Square	4/11/2024	2,245	2,055	2,087
7675530.SRDSQ, 6.21%, 10/9/2025 (a)(r)(t)	Square	4/11/2024	172	158	165
7675539.SRDSQ, 4.78%, 10/9/2025 (a)(r)(t)	Square	4/11/2024	57,122	53,301	53,943
7677268.SRDSQ, 4.78%, 10/10/2025 (a)(r)(t)	Square	4/12/2024	1,661	1,550	1,613
7677408.SRDSQ, 6.26%, 10/10/2025 (a)(r)(t)	Square	4/12/2024	7,151	6,537	604
7679983.SRDSQ, 5.77%, 10/10/2025 (a)(r)(t)	Square	4/12/2024	1,220	1,123	1,135
7680011.SRDSQ, 4.94%, 10/10/2025 (a)(r)(t)	Square	4/12/2024	9,276	8,636	8,734
7680211.SRDSQ, 5.45%, 10/10/2025 (a)(n)(r)(t)	Square	4/12/2024	202	187	136
7680339.SRDSQ, 5.56%, 10/10/2025 (a)(r)(t)	Square	4/12/2024	7,664	7,074	7,204
7682319.SRDSQ, 6.16%, 10/11/2025 (a)(r)(t)	Square	4/15/2024	3,411	3,122	3,107
7682499.SRDSQ, 4.78%, 10/11/2025 (a)(r)(t)	Square	4/15/2024	5,279	4,926	5,117
7682896.SRDSQ, 5.38%, 10/11/2025 (a)(r)(t)	Square	4/15/2024	1,293	1,196	1,216
7683092.SRDSQ, 5.57%, 10/11/2025 (a)(r)(t)	Square	4/15/2024	4,484	4,138	3,141
7683245.SRDSQ, 4.94%, 10/11/2025 (a)(r)(t)	Square	4/15/2024	18,799	17,502	18,157
7684119.SRDSQ, 4.78%, 10/11/2025 (a)(r)(t)	Square	4/15/2024	10,965	10,232	10,695
7684900.SRDSQ, 6.42%, 10/11/2025 (a)(r)(t)	Square	4/15/2024	48	44	47
7684944.SRDSQ, 4.78%, 10/11/2025 (a)(r)(t)	Square	4/15/2024	4,303	4,015	4,058
7685172.SRDSQ, 5.56%, 10/11/2025 (a)(r)(t)	Square	4/15/2024	12,783	11,798	8,047
7685517.SRDSQ, 4.94%, 10/11/2025 (a)(r)(t)	Square	4/15/2024	5,782	5,383	5,638
7685726.SRDSQ, 5.91%, 10/11/2025 (a)(r)(t)	Square	4/15/2024	1,286	1,182	1,256
7686013.SRDSQ, 4.65%, 10/11/2025 (a)(r)(t)	Square	4/15/2024	9,615	8,987	9,419

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

164	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.7% (continued)
7686096.SRDSQ, 6.01%, 10/12/2025 (a)(r)(t)	Square	4/16/2024	$1,024	$939	$992
7686980.SRDSQ, 4.78%, 10/12/2025 (a)(r)(t)	Square	4/16/2024	3,353	3,129	3,262
7687348.SRDSQ, 5.72%, 10/12/2025 (a)(r)(t)	Square	4/16/2024	1,639	1,510	1,594
7687547.SRDSQ, 5.38%, 10/12/2025 (a)(r)(t)	Square	4/16/2024	4,104	3,797	3,987
7688575.SRDSQ, 5.38%, 10/12/2025 (a)(r)(t)	Square	4/16/2024	3,086	2,856	2,938
7688663.SRDSQ, 5.39%, 10/12/2025 (a)(r)(t)	Square	4/16/2024	1,245	1,152	1,176
7689363.SRDSQ, 5.19%, 10/13/2025 (a)(r)(t)	Square	4/17/2024	374	347	368
7689390.SRDSQ, 4.78%, 10/13/2025 (a)(r)(t)	Square	4/17/2024	1,928	1,799	1,874
7689473.SRDSQ, 4.65%, 10/13/2025 (a)(r)(t)	Square	4/17/2024	18,475	17,270	17,631
7690040.SRDSQ, 5.91%, 10/13/2025 (a)(r)(t)	Square	4/17/2024	16,570	15,220	15,027
7690585.SRDSQ, 4.78%, 10/14/2025 (a)(r)(t)	Square	4/17/2024	2,181	2,035	2,131
7690689.SRDSQ, 4.78%, 10/14/2025 (a)(r)(t)	Square	4/17/2024	1,638	1,529	1,587
7690909.SRDSQ, 6.02%, 10/14/2025 (a)(r)(t)	Square	4/17/2024	171	157	164
7690927.SRDSQ, 4.77%, 10/14/2025 (a)(r)(t)	Square	4/17/2024	1,693	1,580	1,653
7691251.SRDSQ, 4.65%, 10/15/2025 (a)(r)(t)	Square	4/17/2024	4,097	3,830	3,956
7692209.SRDSQ, 5.10%, 10/15/2025 (a)(r)(t)	Square	4/17/2024	9,106	8,459	7,572
7692864.SRDSQ, 5.76%, 10/15/2025 (a)(r)(t)	Square	4/17/2024	3,452	3,177	3,167
7692977.SRDSQ, 4.65%, 10/15/2025 (a)(r)(t)	Square	4/17/2024	28,394	26,541	27,781
7694460.SRDSQ, 4.65%, 10/15/2025 (a)(r)(t)	Square	4/17/2024	1,811	1,693	1,767
7694596.SRDSQ, 5.19%, 10/16/2025 (a)(r)(t)	Square	4/18/2024	3,970	3,684	2,573
7694704.SRDSQ, 4.73%, 10/16/2025 (a)(r)(t)	Square	4/18/2024	1,289	1,204	608
7694755.SRDSQ, 5.76%, 10/16/2025 (a)(r)(t)	Square	4/18/2024	2,653	2,442	2,556
7694917.SRDSQ, 4.75%, 10/16/2025 (a)(n)(r)(t)	Square	4/18/2024	558	521	45
7695181.SRDSQ, 4.74%, 10/16/2025 (a)(r)(t)	Square	4/18/2024	454	424	313
7695361.SRDSQ, 4.65%, 10/16/2025 (a)(r)(t)	Square	4/18/2024	2,761	2,581	2,635
7696202.SRDSQ, 4.78%, 10/16/2025 (a)(r)(t)	Square	4/18/2024	3,209	2,994	3,125
7696544.SRDSQ, 5.09%, 10/16/2025 (a)(r)(t)	Square	4/18/2024	1,746	1,622	1,690
7696570.SRDSQ, 5.54%, 10/16/2025 (a)(r)(t)	Square	4/18/2024	2,735	2,525	2,641
7696996.SRDSQ, 5.44%, 10/16/2025 (a)(r)(t)	Square	4/18/2024	4,121	3,810	3,797
7697161.SRDSQ, 4.65%, 10/16/2025 (a)(r)(t)	Square	4/18/2024	27,722	25,913	27,119
7697673.SRDSQ, 6.01%, 10/17/2025 (a)(r)(t)	Square	4/19/2024	2,167	1,987	2,010
7697882.SRDSQ, 5.09%, 10/17/2025 (a)(r)(t)	Square	4/19/2024	6,293	5,846	6,092
7699032.SRDSQ, 5.19%, 10/17/2025 (a)(r)(t)	Square	4/19/2024	17,666	16,390	15,680
7699773.SRDSQ, 6.17%, 10/17/2025 (a)(r)(t)	Square	4/19/2024	588	538	572
7699946.SRDSQ, 5.56%, 10/17/2025 (a)(r)(t)	Square	4/19/2024	6,697	6,181	6,469
7701632.SRDSQ, 5.19%, 10/18/2025 (a)(r)(t)	Square	4/22/2024	9,347	8,672	8,888
7702101.SRDSQ, 6.48%, 10/18/2025 (a)(n)(r)(t)	Square	4/22/2024	16,540	15,076	1,323
7702714.SRDSQ, 5.09%, 10/18/2025 (a)(r)(t)	Square	4/22/2024	4,486	4,167	4,309
7702947.SRDSQ, 4.65%, 10/18/2025 (a)(r)(t)	Square	4/22/2024	4,040	3,776	3,907
7703142.SRDSQ, 5.54%, 10/18/2025 (a)(r)(t)	Square	4/22/2024	35,749	33,008	27,048
7704297.SRDSQ, 5.35%, 10/18/2025 (a)(r)(t)	Square	4/22/2024	656	608	647
7704422.SRDSQ, 5.09%, 10/18/2025 (a)(r)(t)	Square	4/22/2024	31,349	29,123	28,675
7704699.SRDSQ, 5.10%, 10/19/2025 (a)(r)(t)	Square	4/23/2024	3,552	3,300	3,432
7705108.SRDSQ, 6.01%, 10/19/2025 (a)(r)(t)	Square	4/23/2024	155	142	152
7705216.SRDSQ, 5.09%, 10/19/2025 (a)(r)(t)	Square	4/23/2024	2,459	2,285	2,366
7705381.SRDSQ, 6.29%, 10/19/2025 (a)(r)(t)	Square	4/23/2024	555	507	501
7705619.SRDSQ, 5.53%, 10/19/2025 (a)(r)(t)	Square	4/23/2024	192	177	189
7705663.SRDSQ, 4.78%, 10/19/2025 (a)(r)(t)	Square	4/23/2024	1,048	978	1,010
7705694.SRDSQ, 6.29%, 10/19/2025 (a)(r)(t)	Square	4/23/2024	19,884	18,170	18,256
7706776.SRDSQ, 4.78%, 10/20/2025 (a)(r)(t)	Square	4/24/2024	1,189	1,109	1,157
7706881.SRDSQ, 5.53%, 10/20/2025 (a)(r)(t)	Square	4/24/2024	4,145	3,827	4,015
7707032.SRDSQ, 4.78%, 10/20/2025 (a)(r)(t)	Square	4/24/2024	6,978	6,511	6,717

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	165

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.7% (continued)
7707220.SRDSQ, 5.43%, 10/21/2025 (a)(r)(t)	Square	4/24/2024	$898	$830	$576
7707253.SRDSQ, 5.77%, 10/21/2025 (a)(r)(t)	Square	4/24/2024	944	868	915
7707340.SRDSQ, 5.72%, 10/21/2025 (a)(r)(t)	Square	4/24/2024	20,632	19,001	16,705
7708222.SRDSQ, 5.38%, 10/22/2025 (a)(r)(t)	Square	4/24/2024	10,040	9,291	9,717
7708884.SRDSQ, 6.48%, 10/22/2025 (a)(r)(t)	Square	4/24/2024	6,275	5,719	4,128
7708982.SRDSQ, 5.54%, 10/22/2025 (a)(r)(t)	Square	4/24/2024	1,062	983	943
7709089.SRDSQ, 6.48%, 10/22/2025 (a)(r)(t)	Square	4/24/2024	2,643	2,409	2,579
7709764.SRDSQ, 5.09%, 10/23/2025 (a)(r)(t)	Square	4/25/2024	3,902	3,625	3,848
7710771.SRDSQ, 5.91%, 10/23/2025 (a)(r)(t)	Square	4/25/2024	10,606	9,742	7,065
7712337.SRDSQ, 4.75%, 10/23/2025 (a)(n)(r)(t)	Square	4/25/2024	3,207	2,994	257
7712782.SRDSQ, 5.38%, 10/23/2025 (a)(r)(t)	Square	4/25/2024	2,757	2,551	2,642
7714995.SRDSQ, 4.78%, 10/24/2025 (a)(r)(t)	Square	4/26/2024	1,310	1,222	1,278
7716238.SRDSQ, 6.14%, 10/24/2025 (a)(r)(t)	Square	4/26/2024	987	904	713
7716480.SRDSQ, 5.73%, 10/24/2025 (a)(r)(t)	Square	4/26/2024	2,694	2,481	2,626
7721401.SRDSQ, 5.44%, 10/25/2025 (a)(r)(t)	Square	4/29/2024	1,779	1,644	1,657
7721644.SRDSQ, 4.78%, 10/25/2025 (a)(r)(t)	Square	4/29/2024	2,127	1,984	2,087
7721857.SRDSQ, 4.94%, 10/25/2025 (a)(r)(t)	Square	4/29/2024	17,824	16,595	16,818
7722479.SRDSQ, 5.38%, 10/25/2025 (a)(r)(t)	Square	4/29/2024	3,434	3,178	3,339
7722629.SRDSQ, 5.35%, 10/25/2025 (a)(r)(t)	Square	4/29/2024	12,340	11,424	11,853
7722967.SRDSQ, 5.76%, 10/25/2025 (a)(r)(t)	Square	4/29/2024	2,103	1,936	1,705
7723005.SRDSQ, 4.78%, 10/25/2025 (a)(r)(t)	Square	4/29/2024	2,028	1,892	1,974
7723056.SRDSQ, 5.76%, 10/25/2025 (a)(r)(t)	Square	4/29/2024	7,859	7,235	7,488
7723298.SRDSQ, 6.48%, 10/25/2025 (a)(r)(t)	Square	4/29/2024	3,867	3,524	2,412
7723559.SRDSQ, 5.10%, 10/25/2025 (a)(r)(t)	Square	4/29/2024	1,776	1,650	1,732
7723624.SRDSQ, 5.38%, 10/25/2025 (a)(r)(t)	Square	4/29/2024	2,492	2,306	2,162
7723662.SRDSQ, 4.65%, 10/25/2025 (a)(r)(t)	Square	4/29/2024	4,212	3,937	4,072
7723753.SRDSQ, 4.94%, 10/25/2025 (a)(r)(t)	Square	4/29/2024	3,337	3,107	1,202
7723788.SRDSQ, 4.78%, 10/25/2025 (a)(r)(t)	Square	4/29/2024	3,347	3,124	3,191
7723893.SRDSQ, 4.76%, 10/25/2025 (a)(r)(t)	Square	4/29/2024	784	731	559
7723917.SRDSQ, 5.91%, 10/25/2025 (a)(r)(t)	Square	4/29/2024	3,797	3,488	3,675
7724131.SRDSQ, 5.54%, 10/25/2025 (a)(r)(t)	Square	4/29/2024	598	552	579
7724146.SRDSQ, 4.78%, 10/25/2025 (a)(r)(t)	Square	4/29/2024	4,190	3,910	3,603
7724235.SRDSQ, 5.34%, 10/25/2025 (a)(r)(t)	Square	4/29/2024	5,520	5,110	5,096
7724330.SRDSQ, 4.78%, 10/25/2025 (a)(r)(t)	Square	4/29/2024	7,149	6,671	6,842
7724503.SRDSQ, 5.34%, 10/25/2025 (a)(r)(t)	Square	4/29/2024	6,081	5,630	5,822
7724754.SRDSQ, 5.56%, 10/26/2025 (a)(r)(t)	Square	4/30/2024	2,826	2,608	2,447
7724845.SRDSQ, 4.78%, 10/26/2025 (a)(r)(t)	Square	4/30/2024	3,315	3,093	2,810
7725463.SRDSQ, 6.16%, 10/26/2025 (a)(r)(t)	Square	4/30/2024	3,116	2,853	2,962
7725589.SRDSQ, 5.35%, 10/26/2025 (a)(r)(t)	Square	4/30/2024	7,924	7,335	7,479
7725825.SRDSQ, 4.78%, 10/26/2025 (a)(r)(t)	Square	4/30/2024	6,468	6,035	6,174
7726212.SRDSQ, 5.34%, 10/26/2025 (a)(r)(t)	Square	4/30/2024	2,073	1,919	2,014
7726576.SRDSQ, 5.09%, 10/26/2025 (a)(r)(t)	Square	4/30/2024	1,072	996	1,020
7726598.SRDSQ, 4.78%, 10/26/2025 (a)(r)(t)	Square	4/30/2024	15,659	14,612	11,577
7726824.SRDSQ, 4.94%, 10/26/2025 (a)(r)(t)	Square	4/30/2024	1,868	1,739	1,813
7726871.SRDSQ, 4.78%, 10/26/2025 (a)(r)(t)	Square	4/30/2024	2,957	2,760	2,861
7727014.SRDSQ, 4.78%, 10/26/2025 (a)(r)(t)	Square	4/30/2024	6,607	6,165	6,454
7727356.SRDSQ, 5.35%, 10/26/2025 (a)(n)(r)(t)	Square	4/30/2024	3,489	3,230	3,152
7727689.SRDSQ, 4.78%, 10/26/2025 (a)(r)(t)	Square	4/30/2024	3,064	2,860	2,976
7727776.SRDSQ, 5.91%, 10/26/2025 (a)(r)(t)	Square	4/30/2024	4,591	4,217	3,891
7727870.SRDSQ, 5.09%, 10/26/2025 (a)(r)(t)	Square	4/30/2024	7,250	6,735	6,670
7728070.SRDSQ, 4.78%, 10/26/2025 (a)(r)(t)	Square	4/30/2024	3,100	2,892	2,962
7728129.SRDSQ, 6.16%, 10/26/2025 (a)(r)(t)	Square	4/30/2024	2,045	1,872	1,535

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

166	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.7% (continued)
7728745.SRDSQ, 4.78%, 10/26/2025 (a)(r)(t)	Square	4/30/2024	$3,226	$3,011	$3,092
7728803.SRDSQ, 5.53%, 10/26/2025 (a)(r)(t)	Square	4/30/2024	3,060	2,826	2,990
7728995.SRDSQ, 6.49%, 10/26/2025 (a)(r)(t)	Square	4/30/2024	682	622	624
7729012.SRDSQ, 5.91%, 10/26/2025 (a)(r)(t)	Square	4/30/2024	731	671	695
7729032.SRDSQ, 5.35%, 10/26/2025 (a)(r)(t)	Square	4/30/2024	968	896	938
7729091.SRDSQ, 4.78%, 10/26/2025 (a)(r)(t)	Square	4/30/2024	12,089	11,281	11,699
7729455.SRDSQ, 4.79%, 10/26/2025 (a)(r)(t)	Square	4/30/2024	2,008	1,873	1,942
7730045.SRDSQ, 6.16%, 10/26/2025 (a)(r)(t)	Square	4/30/2024	2,652	2,428	1,877
7730116.SRDSQ, 5.91%, 10/26/2025 (a)(n)(r)(t)	Square	4/30/2024	2,615	2,402	1,707
7730232.SRDSQ, 5.35%, 10/26/2025 (a)(r)(t)	Square	4/30/2024	15,652	14,490	15,166
8134962.SRDSQ, 4.78%, 2/28/2026 (a)(r)(t)	Square	9/03/2024	27,190	25,371	25,583
8136499.SRDSQ, 4.78%, 2/28/2026 (a)(r)(t)	Square	9/03/2024	11,360	10,600	10,721
8136871.SRDSQ, 4.78%, 2/28/2026 (a)(r)(t)	Square	9/03/2024	4,904	4,576	4,642
8137085.SRDSQ, 5.66%, 2/28/2026 (a)(r)(t)	Square	9/03/2024	10,456	9,638	9,846
8137355.SRDSQ, 5.11%, 2/28/2026 (a)(r)(t)	Square	9/03/2024	10,729	9,965	10,136
8137702.SRDSQ, 5.66%, 2/28/2026 (a)(r)(t)	Square	9/03/2024	17,945	16,541	16,878
8138415.SRDSQ, 6.42%, 2/28/2026 (a)(r)(t)	Square	9/03/2024	14,392	13,128	13,460
8139072.SRDSQ, 6.33%, 2/28/2026 (a)(r)(t)	Square	9/04/2024	4,413	4,030	4,069
8139458.SRDSQ, 4.78%, 2/28/2026 (a)(r)(t)	Square	9/04/2024	5,072	4,733	4,791
8139813.SRDSQ, 5.12%, 2/28/2026 (a)(r)(t)	Square	9/04/2024	3,008	2,793	2,840
8140041.SRDSQ, 4.78%, 2/28/2026 (a)(r)(t)	Square	9/04/2024	5,357	4,999	4,865
8140218.SRDSQ, 6.16%, 2/28/2026 (a)(r)(t)	Square	9/04/2024	913	836	849
8140277.SRDSQ, 4.96%, 2/28/2026 (a)(r)(t)	Square	9/04/2024	6,629	6,170	6,273
8140823.SRDSQ, 5.41%, 2/28/2026 (a)(r)(t)	Square	9/04/2024	67,215	62,171	63,235
8142512.SRDSQ, 4.78%, 2/28/2026 (a)(r)(t)	Square	9/05/2024	5,063	4,724	4,736
8142694.SRDSQ, 6.17%, 2/28/2026 (a)(r)(t)	Square	9/05/2024	1,390	1,273	1,297
8142747.SRDSQ, 6.15%, 2/28/2026 (a)(r)(t)	Square	9/05/2024	2,749	2,517	2,476
8142818.SRDSQ, 6.67%, 2/28/2026 (a)(r)(t)	Square	9/05/2024	2,128	1,935	1,972
8142888.SRDSQ, 4.78%, 2/28/2026 (a)(r)(t)	Square	9/05/2024	5,817	5,428	5,496
8143109.SRDSQ, 5.11%, 2/28/2026 (a)(r)(t)	Square	9/05/2024	20,948	19,456	19,762
8143796.SRDSQ, 4.78%, 3/1/2026 (a)(r)(t)	Square	9/05/2024	2,753	2,568	2,575
8143896.SRDSQ, 6.43%, 3/1/2026 (a)(r)(t)	Square	9/05/2024	2,051	1,870	1,886
8143960.SRDSQ, 6.66%, 3/1/2026 (a)(r)(t)	Square	9/05/2024	587	534	551
8143982.SRDSQ, 6.41%, 3/1/2026 (a)(r)(t)	Square	9/05/2024	910	830	852
8144050.SRDSQ, 4.78%, 3/1/2026 (a)(r)(t)	Square	9/05/2024	5,636	5,259	5,291
8144202.SRDSQ, 4.96%, 3/1/2026 (a)(r)(t)	Square	9/05/2024	8,906	8,290	8,437
8144630.SRDSQ, 4.79%, 3/2/2026 (a)(r)(t)	Square	9/05/2024	3,790	3,536	3,546
8144654.SRDSQ, 5.41%, 3/2/2026 (a)(r)(t)	Square	9/05/2024	43,393	40,137	40,811
8146488.SRDSQ, 6.67%, 3/3/2026 (a)(r)(t)	Square	9/05/2024	2,721	2,474	2,462
8146593.SRDSQ, 6.42%, 3/3/2026 (a)(r)(t)	Square	9/05/2024	2,189	1,997	2,038
8146810.SRDSQ, 6.41%, 3/3/2026 (a)(r)(t)	Square	9/05/2024	2,223	2,028	1,775
8146954.SRDSQ, 5.11%, 3/3/2026 (a)(r)(t)	Square	9/05/2024	8,171	7,589	7,670
8147340.SRDSQ, 6.40%, 3/3/2026 (a)(r)(t)	Square	9/05/2024	856	781	801
8147405.SRDSQ, 5.66%, 3/3/2026 (a)(r)(t)	Square	9/05/2024	30,592	28,198	28,153
8148391.SRDSQ, 6.42%, 3/3/2026 (a)(r)(t)	Square	9/05/2024	5,785	5,277	4,620
8148622.SRDSQ, 4.79%, 3/3/2026 (a)(r)(t)	Square	9/05/2024	2,893	2,699	2,629
8148736.SRDSQ, 4.78%, 3/3/2026 (a)(r)(t)	Square	9/05/2024	17,262	16,107	16,283
8149392.SRDSQ, 4.97%, 3/3/2026 (a)(r)(t)	Square	9/05/2024	1,473	1,371	1,376
8149441.SRDSQ, 6.54%, 3/4/2026 (a)(r)(t)	Square	9/06/2024	1,767	1,609	1,609
8149548.SRDSQ, 5.12%, 3/4/2026 (a)(r)(t)	Square	9/06/2024	12,900	11,981	11,924
8150282.SRDSQ, 4.78%, 3/4/2026 (a)(r)(t)	Square	9/06/2024	19,519	18,214	18,407
8151044.SRDSQ, 6.33%, 3/4/2026 (a)(r)(t)	Square	9/06/2024	13,170	12,028	11,833

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	167

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.7% (continued)
8151450.SRDSQ, 6.15%, 3/4/2026 (a)(r)(t)	Square	9/06/2024	$11,317	$10,361	$10,189
8151781.SRDSQ, 6.42%, 3/4/2026 (a)(r)(t)	Square	9/06/2024	2,407	2,196	2,254
8151850.SRDSQ, 5.40%, 3/4/2026 (a)(r)(t)	Square	9/06/2024	4,023	3,721	3,787
8151949.SRDSQ, 6.67%, 3/4/2026 (a)(r)(t)	Square	9/06/2024	2,011	1,828	1,859
8152020.SRDSQ, 4.78%, 3/4/2026 (a)(r)(t)	Square	9/06/2024	15,024	14,018	14,180
8152387.SRDSQ, 4.96%, 3/4/2026 (a)(r)(t)	Square	9/06/2024	25,808	24,022	24,603
8155024.SRDSQ, 5.66%, 3/5/2026 (a)(r)(t)	Square	9/09/2024	14,007	12,911	13,154
8155910.SRDSQ, 6.55%, 3/5/2026 (a)(r)(t)	Square	9/09/2024	5,813	5,293	5,372
8156385.SRDSQ, 4.95%, 3/5/2026 (a)(r)(t)	Square	9/09/2024	459	427	443
8156417.SRDSQ, 6.30%, 3/5/2026 (a)(r)(t)	Square	9/09/2024	912	833	856
8156496.SRDSQ, 4.78%, 3/5/2026 (a)(r)(t)	Square	9/09/2024	14,877	13,882	14,024
8157043.SRDSQ, 5.11%, 3/5/2026 (a)(r)(t)	Square	9/09/2024	16,624	15,440	15,557
8157666.SRDSQ, 6.67%, 3/5/2026 (a)(r)(t)	Square	9/09/2024	1,969	1,790	1,866
8157747.SRDSQ, 5.11%, 3/5/2026 (a)(r)(t)	Square	9/09/2024	19,413	18,030	18,257
8158209.SRDSQ, 6.15%, 3/5/2026 (a)(r)(t)	Square	9/09/2024	6,348	5,812	5,972
8158399.SRDSQ, 6.55%, 3/5/2026 (a)(r)(t)	Square	9/09/2024	3,876	3,530	3,582
8158516.SRDSQ, 4.78%, 3/5/2026 (a)(r)(t)	Square	9/09/2024	41,078	38,330	38,754
8158927.SRDSQ, 6.41%, 3/6/2026 (a)(r)(t)	Square	9/10/2024	2,396	2,186	2,243
8159061.SRDSQ, 4.78%, 3/6/2026 (a)(r)(t)	Square	9/10/2024	7,198	6,717	6,791
8159391.SRDSQ, 4.78%, 3/6/2026 (a)(r)(t)	Square	9/10/2024	5,727	5,344	5,373
8159859.SRDSQ, 6.14%, 3/6/2026 (a)(r)(t)	Square	9/10/2024	1,240	1,136	1,152
8159934.SRDSQ, 5.66%, 3/6/2026 (a)(r)(t)	Square	9/10/2024	11,956	11,020	11,276
8160640.SRDSQ, 4.78%, 3/6/2026 (a)(r)(t)	Square	9/10/2024	5,658	5,280	5,333
8160789.SRDSQ, 4.78%, 3/6/2026 (a)(r)(t)	Square	9/10/2024	3,336	3,113	3,150
8160909.SRDSQ, 6.67%, 3/6/2026 (a)(r)(t)	Square	9/10/2024	36,180	32,887	33,128
8162239.SRDSQ, 6.42%, 3/7/2026 (a)(r)(t)	Square	9/11/2024	6,208	5,663	5,874
8162525.SRDSQ, 5.66%, 3/7/2026 (a)(r)(t)	Square	9/11/2024	36,672	33,802	33,688
8163496.SRDSQ, 5.66%, 3/8/2026 (a)(r)(t)	Square	9/11/2024	2,687	2,476	2,296
8163573.SRDSQ, 5.67%, 3/8/2026 (a)(r)(t)	Square	9/11/2024	2,695	2,483	2,526
8163648.SRDSQ, 6.33%, 3/8/2026 (a)(r)(t)	Square	9/11/2024	2,054	1,876	1,932
8163717.SRDSQ, 4.78%, 3/8/2026 (a)(r)(t)	Square	9/11/2024	4,344	4,053	4,104
8163831.SRDSQ, 6.42%, 3/8/2026 (a)(r)(t)	Square	9/11/2024	2,529	2,393	2,382
8163934.SRDSQ, 6.16%, 3/8/2026 (a)(r)(t)	Square	9/11/2024	3,271	2,994	3,050
8164343.SRDSQ, 5.11%, 3/9/2026 (a)(r)(t)	Square	9/11/2024	3,152	2,928	2,954
8164436.SRDSQ, 4.78%, 3/9/2026 (a)(r)(t)	Square	9/11/2024	5,841	5,450	5,508
8164890.SRDSQ, 4.93%, 3/9/2026 (a)(r)(t)	Square	9/11/2024	742	691	628
8164948.SRDSQ, 4.77%, 3/9/2026 (a)(r)(t)	Square	9/11/2024	2,638	2,462	2,491
8165158.SRDSQ, 6.15%, 3/9/2026 (a)(r)(t)	Square	9/11/2024	5,709	5,226	4,712
8165416.SRDSQ, 6.15%, 3/9/2026 (a)(r)(t)	Square	9/11/2024	15,609	14,291	14,724
8166214.SRDSQ, 6.16%, 3/9/2026 (a)(r)(t)	Square	9/11/2024	3,346	3,063	3,103
8166314.SRDSQ, 5.41%, 3/9/2026 (a)(r)(t)	Square	9/11/2024	6,840	6,327	6,423
8166543.SRDSQ, 5.41%, 3/9/2026 (a)(r)(t)	Square	9/11/2024	12,961	11,988	12,159
8166857.SRDSQ, 6.16%, 3/9/2026 (a)(r)(t)	Square	9/11/2024	1,143	1,047	1,066
8166892.SRDSQ, 4.78%, 3/9/2026 (a)(r)(t)	Square	9/11/2024	33,521	31,279	31,643
8167767.SRDSQ, 5.11%, 3/10/2026 (a)(r)(t)	Square	9/12/2024	15,698	14,580	14,712
8169056.SRDSQ, 5.41%, 3/10/2026 (a)(r)(t)	Square	9/12/2024	3,389	3,135	3,197
8169255.SRDSQ, 5.91%, 3/10/2026 (a)(r)(t)	Square	9/12/2024	42,317	38,869	39,457
8170910.SRDSQ, 6.15%, 3/10/2026 (a)(r)(t)	Square	9/12/2024	13,290	12,167	10,990
8171379.SRDSQ, 5.90%, 3/10/2026 (a)(r)(t)	Square	9/12/2024	1,920	1,764	1,810
8171450.SRDSQ, 6.34%, 3/10/2026 (a)(r)(t)	Square	9/12/2024	1,332	1,216	1,260
8171495.SRDSQ, 6.44%, 3/11/2026 (a)(r)(t)	Square	9/13/2024	1,210	1,104	1,079
8171600.SRDSQ, 4.78%, 3/11/2026 (a)(r)(t)	Square	9/13/2024	10,389	9,694	9,793

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

168	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.7% (continued)
8172102.SRDSQ, 5.41%, 3/11/2026 (a)(r)(t)	Square	9/13/2024	$5,227	$4,834	$4,907
8172545.SRDSQ, 4.78%, 3/11/2026 (a)(r)(t)	Square	9/13/2024	11,229	10,478	10,597
8172934.SRDSQ, 5.91%, 3/11/2026 (a)(r)(t)	Square	9/13/2024	20,727	19,039	19,345
8173594.SRDSQ, 4.78%, 3/11/2026 (a)(r)(t)	Square	9/13/2024	13,173	12,291	12,443
8173980.SRDSQ, 4.76%, 3/11/2026 (a)(r)(t)	Square	9/13/2024	1,368	1,277	1,290
8173998.SRDSQ, 6.55%, 3/11/2026 (a)(r)(t)	Square	9/13/2024	3,639	3,314	2,832
8174040.SRDSQ, 6.15%, 3/11/2026 (a)(r)(t)	Square	9/13/2024	4,446	4,070	4,145
8174178.SRDSQ, 5.41%, 3/11/2026 (a)(r)(t)	Square	9/13/2024	9,388	8,684	8,762
8174443.SRDSQ, 4.79%, 3/11/2026 (a)(r)(t)	Square	9/13/2024	3,273	3,054	3,069
8174529.SRDSQ, 6.42%, 3/11/2026 (a)(r)(t)	Square	9/13/2024	4,044	3,689	3,664
8174650.SRDSQ, 5.12%, 3/11/2026 (a)(r)(t)	Square	9/13/2024	15,831	14,703	14,803
8176780.SRDSQ, 5.11%, 3/12/2026 (a)(r)(t)	Square	9/16/2024	9,725	9,032	9,055
8177298.SRDSQ, 4.78%, 3/12/2026 (a)(r)(t)	Square	9/16/2024	9,537	8,899	8,997
8177862.SRDSQ, 5.41%, 3/12/2026 (a)(r)(t)	Square	9/16/2024	30,210	27,943	28,341
8179106.SRDSQ, 5.66%, 3/12/2026 (a)(r)(t)	Square	9/16/2024	26,047	24,008	23,813
8179926.SRDSQ, 5.12%, 3/12/2026 (a)(r)(t)	Square	9/16/2024	14,134	13,127	13,301
8180401.SRDSQ, 5.11%, 3/12/2026 (a)(r)(t)	Square	9/16/2024	87,027	80,828	81,702
8180865.SRDSQ, 6.34%, 3/13/2026 (a)(r)(t)	Square	9/17/2024	980	895	899
8180920.SRDSQ, 6.55%, 3/13/2026 (a)(r)(t)	Square	9/17/2024	2,157	1,964	2,032
8181105.SRDSQ, 6.41%, 3/13/2026 (a)(r)(t)	Square	9/17/2024	2,779	2,536	2,248
8181314.SRDSQ, 6.42%, 3/13/2026 (a)(r)(t)	Square	9/17/2024	8,122	7,409	7,550
8182032.SRDSQ, 4.78%, 3/13/2026 (a)(r)(t)	Square	9/17/2024	754	703	710
8182077.SRDSQ, 4.78%, 3/13/2026 (a)(r)(t)	Square	9/17/2024	12,816	11,958	11,669
8182656.SRDSQ, 6.42%, 3/13/2026 (a)(r)(t)	Square	9/17/2024	27,920	25,467	25,954
8183994.SRDSQ, 4.78%, 3/13/2026 (a)(r)(t)	Square	9/17/2024	5,067	4,728	4,749
8184241.SRDSQ, 5.91%, 3/14/2026 (a)(r)(t)	Square	9/18/2024	6,165	5,662	5,729
8184448.SRDSQ, 5.41%, 3/14/2026 (a)(r)(t)	Square	9/18/2024	6,769	6,261	6,336
8184651.SRDSQ, 6.69%, 3/14/2026 (a)(r)(t)	Square	9/18/2024	1,539	1,399	1,438
8184712.SRDSQ, 4.79%, 3/14/2026 (a)(r)(t)	Square	9/18/2024	2,057	1,919	1,940
8184764.SRDSQ, 5.66%, 3/14/2026 (a)(r)(t)	Square	9/18/2024	1,157	1,067	856
8184791.SRDSQ, 5.16%, 3/14/2026 (a)(r)(t)	Square	9/18/2024	338	313	319
8184816.SRDSQ, 6.16%, 3/14/2026 (a)(r)(t)	Square	9/18/2024	1,356	1,241	1,263
8184866.SRDSQ, 4.78%, 3/14/2026 (a)(r)(t)	Square	9/18/2024	1,932	1,803	1,824
8184940.SRDSQ, 6.42%, 3/14/2026 (a)(r)(t)	Square	9/18/2024	4,674	4,263	4,342
8185106.SRDSQ, 4.78%, 3/14/2026 (a)(r)(t)	Square	9/18/2024	4,944	4,613	4,653
8185279.SRDSQ, 4.96%, 3/15/2026 (a)(r)(t)	Square	9/18/2024	1,698	1,580	1,605
8185362.SRDSQ, 4.79%, 3/15/2026 (a)(r)(t)	Square	9/18/2024	5,766	5,380	5,438
8185530.SRDSQ, 4.78%, 3/15/2026 (a)(r)(t)	Square	9/18/2024	3,335	3,112	3,114
8185634.SRDSQ, 4.78%, 3/15/2026 (a)(r)(t)	Square	9/18/2024	3,595	3,355	3,357
8185732.SRDSQ, 6.42%, 3/15/2026 (a)(r)(t)	Square	9/18/2024	1,780	1,623	1,652
8185773.SRDSQ, 4.78%, 3/15/2026 (a)(r)(t)	Square	9/18/2024	12,575	11,733	11,859
8186401.SRDSQ, 4.78%, 3/16/2026 (a)(r)(t)	Square	9/18/2024	9,399	8,770	8,864
8186996.SRDSQ, 6.33%, 3/16/2026 (a)(r)(t)	Square	9/18/2024	9,606	8,773	8,766
8187300.SRDSQ, 6.42%, 3/16/2026 (a)(r)(t)	Square	9/18/2024	2,798	2,552	2,626
8187433.SRDSQ, 5.11%, 3/16/2026 (a)(r)(t)	Square	9/18/2024	8,586	7,975	7,630
8187736.SRDSQ, 5.42%, 3/16/2026 (a)(r)(t)	Square	9/18/2024	4,005	3,704	3,759
8187875.SRDSQ, 6.42%, 3/16/2026 (a)(r)(t)	Square	9/18/2024	10,010	9,131	9,294
8188221.SRDSQ, 5.66%, 3/16/2026 (a)(r)(t)	Square	9/18/2024	2,105	1,941	1,979
8188297.SRDSQ, 6.15%, 3/16/2026 (a)(r)(t)	Square	9/18/2024	25,176	23,049	23,615
8189146.SRDSQ, 4.95%, 3/16/2026 (a)(r)(t)	Square	9/18/2024	5,154	4,797	4,913
8189320.SRDSQ, 5.66%, 3/16/2026 (a)(r)(t)	Square	9/18/2024	3,051	2,812	2,854
8189430.SRDSQ, 6.32%, 3/16/2026 (a)(r)(t)	Square	9/18/2024	805	735	765

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	169

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.7% (continued)
8189505.SRDSQ, 4.96%, 3/16/2026 (a)(r)(t)	Square	9/18/2024	$9,032	$8,407	$8,541
8189795.SRDSQ, 6.42%, 3/16/2026 (a)(r)(t)	Square	9/18/2024	8,517	7,769	7,701
8189988.SRDSQ, 5.91%, 3/17/2026 (a)(r)(t)	Square	9/19/2024	14,639	13,447	13,608
8191114.SRDSQ, 5.66%, 3/17/2026 (a)(r)(t)	Square	9/19/2024	9,578	8,828	8,975
8191427.SRDSQ, 5.67%, 3/17/2026 (a)(r)(t)	Square	9/19/2024	3,136	2,890	2,947
8191554.SRDSQ, 6.42%, 3/17/2026 (a)(r)(t)	Square	9/19/2024	4,301	3,923	3,950
8191710.SRDSQ, 6.54%, 3/17/2026 (a)(r)(t)	Square	9/19/2024	1,017	926	917
8191731.SRDSQ, 4.78%, 3/17/2026 (a)(r)(t)	Square	9/19/2024	4,344	4,053	4,088
8191869.SRDSQ, 6.15%, 3/17/2026 (a)(r)(t)	Square	9/19/2024	4,888	4,475	4,556
8192083.SRDSQ, 4.78%, 3/17/2026 (a)(r)(t)	Square	9/19/2024	9,098	8,490	8,494
8192358.SRDSQ, 4.78%, 3/17/2026 (a)(r)(t)	Square	9/19/2024	86,267	80,496	81,511
8193719.SRDSQ, 4.78%, 3/18/2026 (a)(r)(t)	Square	9/20/2024	13,589	12,680	12,792
8194524.SRDSQ, 6.15%, 3/18/2026 (a)(r)(t)	Square	9/20/2024	3,440	3,149	3,186
8194646.SRDSQ, 4.96%, 3/18/2026 (a)(r)(t)	Square	9/20/2024	2,296	2,137	2,107
8194812.SRDSQ, 5.92%, 3/18/2026 (a)(r)(t)	Square	9/20/2024	4,507	4,140	4,202
8195013.SRDSQ, 6.42%, 3/18/2026 (a)(r)(t)	Square	9/20/2024	26,023	23,737	21,266
8195780.SRDSQ, 5.62%, 3/18/2026 (a)(r)(t)	Square	9/20/2024	1,346	1,242	1,214
8195900.SRDSQ, 6.67%, 3/18/2026 (a)(r)(t)	Square	9/20/2024	14,074	12,793	13,277
8198879.SRDSQ, 4.78%, 3/19/2026 (a)(r)(t)	Square	9/23/2024	7,129	6,652	6,724
8199313.SRDSQ, 6.32%, 3/19/2026 (a)(r)(t)	Square	9/23/2024	3,284	3,000	1,514
8199456.SRDSQ, 5.66%, 3/19/2026 (a)(r)(t)	Square	9/23/2024	15,393	14,188	14,277
8200135.SRDSQ, 4.78%, 3/19/2026 (a)(r)(t)	Square	9/23/2024	7,517	7,014	7,070
8200390.SRDSQ, 5.11%, 3/19/2026 (a)(r)(t)	Square	9/23/2024	17,306	16,073	15,411
8201037.SRDSQ, 4.78%, 3/19/2026 (a)(r)(t)	Square	9/23/2024	12,985	12,117	12,161
8201529.SRDSQ, 6.43%, 3/19/2026 (a)(r)(t)	Square	9/23/2024	1,469	1,340	1,379
8201602.SRDSQ, 5.11%, 3/19/2026 (a)(r)(t)	Square	9/23/2024	55,875	51,895	52,160
8202733.SRDSQ, 5.63%, 3/20/2026 (a)(r)(t)	Square	9/24/2024	784	723	747
8202823.SRDSQ, 5.91%, 3/20/2026 (a)(r)(t)	Square	9/24/2024	3,757	3,451	3,538
8203056.SRDSQ, 5.11%, 3/20/2026 (a)(r)(t)	Square	9/24/2024	29,959	27,825	26,714
8204355.SRDSQ, 6.15%, 3/20/2026 (a)(r)(t)	Square	9/24/2024	22,490	20,590	20,943
8205306.SRDSQ, 4.78%, 3/20/2026 (a)(r)(t)	Square	9/24/2024	6,991	6,523	6,383
8205503.SRDSQ, 5.91%, 3/20/2026 (a)(r)(t)	Square	9/24/2024	1,410	1,295	1,310
8205544.SRDSQ, 6.68%, 3/20/2026 (a)(r)(t)	Square	9/24/2024	3,679	3,344	3,435
8205704.SRDSQ, 4.78%, 3/20/2026 (a)(r)(t)	Square	9/24/2024	5,126	4,783	4,834
8205869.SRDSQ, 6.15%, 3/20/2026 (a)(r)(t)	Square	9/24/2024	4,559	4,174	4,272
8206061.SRDSQ, 5.91%, 3/20/2026 (a)(r)(t)	Square	9/24/2024	16,467	15,125	15,327
8206133.SRDSQ, 6.55%, 3/21/2026 (a)(r)(t)	Square	9/25/2024	37,659	34,292	34,604
8207200.SRDSQ, 5.91%, 3/22/2026 (a)(r)(t)	Square	9/25/2024	2,618	2,405	2,369
8207259.SRDSQ, 6.15%, 3/22/2026 (a)(r)(t)	Square	9/25/2024	28,684	26,261	25,859
8208226.SRDSQ, 6.14%, 3/23/2026 (a)(r)(t)	Square	9/25/2024	3,086	2,825	2,893
8208303.SRDSQ, 5.41%, 3/23/2026 (a)(r)(t)	Square	9/25/2024	2,861	2,646	2,689
8208490.SRDSQ, 6.55%, 3/23/2026 (a)(r)(t)	Square	9/25/2024	29,913	27,238	27,644
8209906.SRDSQ, 4.78%, 3/23/2026 (a)(r)(t)	Square	9/25/2024	7,049	6,578	6,644
8210176.SRDSQ, 5.92%, 3/23/2026 (a)(r)(t)	Square	9/25/2024	3,392	3,115	3,202
8210318.SRDSQ, 6.55%, 3/23/2026 (a)(r)(t)	Square	9/25/2024	3,612	3,289	3,338
8210455.SRDSQ, 6.31%, 3/23/2026 (a)(r)(t)	Square	9/25/2024	1,475	1,348	1,390
8210533.SRDSQ, 4.78%, 3/23/2026 (a)(r)(t)	Square	9/25/2024	15,149	14,136	14,305
8210945.SRDSQ, 4.96%, 3/23/2026 (a)(r)(t)	Square	9/25/2024	9,757	9,082	8,850
8211193.SRDSQ, 4.78%, 3/23/2026 (a)(r)(t)	Square	9/25/2024	5,077	4,737	4,785
8211354.SRDSQ, 4.77%, 3/23/2026 (a)(r)(t)	Square	9/25/2024	2,596	2,422	2,376
8211473.SRDSQ, 5.91%, 3/23/2026 (a)(r)(t)	Square	9/25/2024	9,078	8,339	8,368
8211661.SRDSQ, 5.11%, 3/24/2026 (a)(r)(t)	Square	9/26/2024	7,129	6,622	6,682

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

170	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.7% (continued)
8212266.SRDSQ, 4.78%, 3/24/2026 (a)(r)(t)	Square	9/26/2024	$3,054	$2,849	$2,874
8212519.SRDSQ, 4.78%, 3/24/2026 (a)(r)(t)	Square	9/26/2024	31,476	29,371	29,716
8213982.SRDSQ, 6.13%, 3/24/2026 (a)(r)(t)	Square	9/26/2024	1,566	1,434	1,327
8214051.SRDSQ, 5.11%, 3/24/2026 (a)(r)(t)	Square	9/26/2024	18,258	16,958	17,114
8214664.SRDSQ, 6.43%, 3/24/2026 (a)(r)(t)	Square	9/26/2024	3,604	3,287	2,998
8214753.SRDSQ, 4.78%, 3/24/2026 (a)(r)(t)	Square	9/26/2024	5,051	4,713	4,764
8214873.SRDSQ, 6.67%, 3/24/2026 (a)(r)(t)	Square	9/26/2024	2,536	2,306	2,378
8214929.SRDSQ, 4.96%, 3/24/2026 (a)(r)(t)	Square	9/26/2024	8,372	7,793	8,114
8215053.SRDSQ, 5.41%, 3/25/2026 (a)(r)(t)	Square	9/27/2024	32,750	30,292	30,545
8216435.SRDSQ, 5.66%, 3/25/2026 (a)(r)(t)	Square	9/27/2024	8,989	8,285	8,425
8216758.SRDSQ, 6.67%, 3/25/2026 (a)(r)(t)	Square	9/27/2024	1,045	950	960
8216776.SRDSQ, 4.93%, 3/25/2026 (a)(r)(t)	Square	9/27/2024	606	564	579
8216792.SRDSQ, 6.15%, 3/25/2026 (a)(r)(t)	Square	9/27/2024	2,576	2,359	2,415
8216854.SRDSQ, 5.11%, 3/25/2026 (a)(r)(t)	Square	9/27/2024	7,277	6,758	6,796
8217095.SRDSQ, 4.96%, 3/25/2026 (a)(r)(t)	Square	9/27/2024	14,594	13,584	13,467
8217838.SRDSQ, 6.55%, 3/25/2026 (a)(r)(t)	Square	9/27/2024	18,849	17,164	17,031
8218281.SRDSQ, 5.40%, 3/25/2026 (a)(r)(t)	Square	9/27/2024	5,230	4,838	4,842
8220603.SRDSQ, 4.98%, 3/26/2026 (a)(r)(t)	Square	9/30/2024	702	654	658
8220652.SRDSQ, 5.11%, 3/26/2026 (a)(r)(t)	Square	9/30/2024	7,206	6,693	6,752
8221030.SRDSQ, 6.56%, 3/26/2026 (a)(r)(t)	Square	9/30/2024	2,810	2,559	2,483
8221245.SRDSQ, 5.41%, 3/26/2026 (a)(r)(t)	Square	9/30/2024	2,224	2,057	2,074
8221427.SRDSQ, 5.63%, 3/26/2026 (a)(r)(t)	Square	9/30/2024	3,663	3,378	3,318
8221718.SRDSQ, 6.14%, 3/26/2026 (a)(r)(t)	Square	9/30/2024	1,204	1,102	1,134
8221846.SRDSQ, 5.66%, 3/26/2026 (a)(r)(t)	Square	9/30/2024	58,058	53,515	54,216
8282612.SRDSQ, 5.91%, 4/15/2026 (a)(r)(t)	Square	10/17/2024	124,254	114,133	114,204
8283601.SRDSQ, 5.11%, 4/15/2026 (a)(r)(t)	Square	10/17/2024	197,722	183,637	183,801
8284944.SRDSQ, 4.78%, 4/16/2026 (a)(r)(t)	Square	10/18/2024	120,029	111,999	112,137
8286981.SRDSQ, 6.55%, 4/16/2026 (a)(r)(t)	Square	10/18/2024	204,395	186,116	186,214
8287577.SRDSQ, 4.78%, 4/16/2026 (a)(r)(t)	Square	10/18/2024	112,036	104,541	104,674
8287606.SRDSQ, 5.11%, 4/16/2026 (a)(r)(t)	Square	10/18/2024	149,123	138,501	138,678
8293922.SRDSQ, 5.66%, 4/17/2026 (a)(r)(t)	Square	10/21/2024	201,512	185,742	185,581
8294716.SRDSQ, 5.91%, 4/17/2026 (a)(r)(t)	Square	10/21/2024	179,447	164,830	165,094
8295006.SRDSQ, 5.11%, 4/18/2026 (a)(r)(t)	Square	10/22/2024	188,372	174,954	175,070
8297305.SRDSQ, 6.15%, 4/18/2026 (a)(r)(t)	Square	10/22/2024	152,925	140,007	140,078
8297616.SRDSQ, 5.91%, 4/18/2026 (a)(r)(t)	Square	10/22/2024	127,311	116,941	117,044
8297808.SRDSQ, 4.78%, 4/18/2026 (a)(r)(t)	Square	10/22/2024	123,786	115,505	115,605
8302958.SRDSQ, 5.41%, 4/21/2026 (a)(r)(t)	Square	10/23/2024	154,683	143,075	143,230
8303857.SRDSQ, 5.11%, 4/21/2026 (a)(r)(t)	Square	10/23/2024	148,894	138,288	138,385
8304164.SRDSQ, 5.66%, 4/21/2026 (a)(r)(t)	Square	10/23/2024	141,784	130,688	130,778
8306351.SRDSQ, 5.66%, 4/22/2026 (a)(r)(t)	Square	10/24/2024	134,502	123,976	124,039
8306563.SRDSQ, 5.66%, 4/22/2026 (a)(r)(t)	Square	10/24/2024	173,982	160,366	160,417
8307040.SRDSQ, 6.15%, 4/22/2026 (a)(r)(t)	Square	10/24/2024	170,785	156,358	156,374
8309510.SRDSQ, 4.78%, 4/23/2026 (a)(r)(t)	Square	10/25/2024	113,667	106,063	106,119
8310081.SRDSQ, 5.11%, 4/23/2026 (a)(r)(t)	Square	10/25/2024	280,389	260,415	260,542
8316549.SRDSQ, 5.41%, 4/24/2026 (a)(r)(t)	Square	10/28/2024	130,850	121,030	121,057
8316795.SRDSQ, 5.41%, 4/24/2026 (a)(r)(t)	Square	10/28/2024	234,815	217,194	217,256
8318543.SRDSQ, 6.15%, 4/25/2026 (a)(r)(t)	Square	10/29/2024	126,302	115,633	115,623
8320368.SRDSQ, 5.41%, 4/25/2026 (a)(r)(t)	Square	10/29/2024	130,759	120,946	120,961
8326198.SRDSQ, 4.78%, 4/28/2026 (a)(r)(t)	Square	10/30/2024	224,478	209,460	209,391
8328292.SRDSQ, 5.11%, 4/29/2026 (a)(r)(t)	Square	10/31/2024	147,293	136,800	136,800
8330155.SRDSQ, 5.41%, 4/29/2026 (a)(r)(t)	Square	10/31/2024	138,322	127,942	127,942
Total Small Business Loans (Cost $9,307,596)				9,307,596	9,056,667

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	171

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
Student Loans - 0.0% (k)
United States - 0.0% (k)
L3283479.SRDUP, 17.33%, 7/22/2027 (a)(r)	Upstart	7/25/2022	$4,382	$4,382	$4,445
L3291812.SRDUP, 17.77%, 7/22/2027 (a)(r)	Upstart	7/27/2022	3,282	3,282	3,331
L3300956.SRDUP, 22.06%, 12/27/2027 (a)(r)	Upstart	8/01/2022	5,241	5,241	5,366
L3321408.SRDUP, 15.62%, 8/4/2027 (a)(n)(r)	Upstart	8/09/2022	8,975	8,708	4,296
L3324892.SRDUP, 17.55%, 8/5/2027 (a)(n)(r)	Upstart	8/10/2022	806	788	815
L3382376.SRDUP, 16.97%, 9/1/2027 (a)(r)	Upstart	9/07/2022	2,863	2,805	2,892
L3385912.SRDUP, 14.81%, 9/2/2027 (a)(r)	Upstart	9/08/2022	10,045	9,821	10,153
L3487758.SRDUP, 16.74%, 10/13/2027 (a)(r)	Upstart	10/18/2022	2,615	2,561	2,647
L3899746.SRDUP, 19.55%, 8/2/2026 (a)(r)	Upstart	8/07/2023	3,251	3,238	3,220
Total Student Loans (Cost $40,826)				40,826	37,165
Total Whole Loans (Cost $63,613,456)					57,935,224
TOTAL INVESTMENTS (Cost $1,284,183,101) - 91.9%					1,308,400,538
OTHER ASSETS IN EXCESS OF LIABILITIES - 8.1%					114,594,175
TOTAL NET ASSETS - 100.0%					$1,422,994,713

Principal amounts stated in U.S. dollars unless otherwise stated.
Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate
EUR - Euro
GBP - Great Britain Pound
NZD - New Zealand Dollar
(a)	Security is fair valued by a third-party valuation specialist pursuant to procedures approved by the Board of Trustees. Value is determined using significant unobservable inputs.
(b)	Security is restricted to resale to institutional investors. The aggregate value of these securities is $118,750,272, which represents 8.3% of net assets.
(c)	Underlying holdings are consumer loans.
(d)	Underlying holdings are mortgages.
(e)	All or a portion of the security is pledged as collateral for the Fund’s reverse repurchase agreements.
(f)	Country shown is geographic area of peril risk.
(g)
Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at October 31, 2024 was $374,534,427, which represents 26.2% of net assets.

(h)	Security is restricted as to resale.
(i)
Foreign issued security. Total foreign securities by country of domicile are $463,381,777. Foreign concentration is as follows: Bermuda: 28.5%, Cayman Islands: 1.1%, Supranational: 1.0%, Singapore: 1.0%, Ireland: 0.8%, Great Britain: 0.1%, and Hong Kong 0.1%.

(j)	Value determined using significant unobservable inputs.
(k)	Rounds to zero.
(l)	Affiliated company. See Note 3.
(m)
Security is fair valued by the Adviser Valuation Committee using an insurance industry loss model pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $65,701,801, which represents 4.6% of net assets.

(n)	Non-income producing security.
(o)	Rate shown is the 7-day effective yield.
(p)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(q)	All or a portion of this security is held as collateral for derivative contracts.

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

172	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

(r)	Security may be deemed restricted to resale to institutional investors. The aggregate value of these securities is $57,935,224 which represents 4.1% of net assets.
(s)	Delinquent or defaulted loans that have matured but are still in the repayment process. The aggregate value of these securities as of October 31, 2024 is $5,201, which represents 0.0% of net assets.
(t)	Rate of return to the Fund is implied based on an 18-month final maturity.

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	173

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
CALL OPTIONS
Aluminum Future, Expires 11/25/2024 Strike Price $2,800.00	10	$651,563	$4,625
Australian Dollar Future, Expires 12/06/2024 Strike Price $71.00	25	1,644,500	500
Australian Dollar Future, Expires 12/06/2024 Strike Price $71.50	25	1,644,500	375
Australian Dollar Future, Expires 12/06/2024 Strike Price $72.50	17	1,118,260	255
British Pound Future, Expires 11/08/2024 Strike Price $132.50	167	13,444,544	7,306
British Pound Future, Expires 11/08/2024 Strike Price $133.00	157	12,639,481	4,906
British Pound Future, Expires 11/08/2024 Strike Price $133.25	41	3,300,756	1,025
British Pound Future, Expires 11/08/2024 Strike Price $136.00	91	7,326,069	569
British Pound Future, Expires 11/08/2024 Strike Price $136.50	6	483,038	37
British Pound Future, Expires 11/08/2024 Strike Price $137.00	14	1,127,088	87
British Pound Future, Expires 11/08/2024 Strike Price $137.50	6	483,038	38
British Pound Future, Expires 11/08/2024 Strike Price $138.00	6	483,038	38
Canadian Dollar Future, Expires 11/08/2024 Strike Price $73.75	30	2,160,000	300
Canadian Dollar Future, Expires 11/08/2024 Strike Price $74.00	136	9,792,000	680
Canadian Dollar Future, Expires 11/08/2024 Strike Price $74.25	55	3,960,000	275
Canadian Dollar Future, Expires 11/08/2024 Strike Price $74.50	187	13,464,000	935
Canadian Dollar Future, Expires 11/08/2024 Strike Price $74.75	20	1,440,000	100
Canadian Dollar Future, Expires 11/08/2024 Strike Price $75.00	24	1,728,000	120
Canadian Dollar Future, Expires 11/08/2024 Strike Price $75.50	28	2,016,000	140
Canadian Dollar Future, Expires 12/06/2024 Strike Price $74.00	20	1,440,000	700
Canadian Dollar Future, Expires 12/06/2024 Strike Price $74.50	323	23,256,000	6,460
Canadian Dollar Future, Expires 12/06/2024 Strike Price $75.00	25	1,800,000	250
Canadian Dollar Future, Expires 12/06/2024 Strike Price $76.00	5	360,000	25
Canadian Dollar Future, Expires 12/06/2024 Strike Price $76.50	3	216,000	15
CBOE SPX Volatility Index, Expires 11/20/2024 Strike Price $31.00	50	115,800	4,725
CBOE SPX Volatility Index, Expires 11/20/2024 Strike Price $32.00	145	335,820	12,977
CBOE SPX Volatility Index, Expires 11/20/2024 Strike Price $33.00	93	215,388	7,859
CBOE SPX Volatility Index, Expires 11/20/2024 Strike Price $34.00	86	199,176	6,880
CBOE SPX Volatility Index, Expires 11/20/2024 Strike Price $35.00	119	275,604	9,103
CBOE SPX Volatility Index, Expires 11/20/2024 Strike Price $36.00	150	347,400	10,875
CBOE SPX Volatility Index, Expires 11/20/2024 Strike Price $37.00	50	115,800	3,450
CBOE SPX Volatility Index, Expires 11/20/2024 Strike Price $38.00	25	57,900	1,650
CBOE SPX Volatility Index, Expires 11/20/2024 Strike Price $40.00	45	104,220	2,723
CBOE SPX Volatility Index, Expires 11/20/2024 Strike Price $45.00	89	206,124	4,317
CBOE SPX Volatility Index, Expires 11/20/2024 Strike Price $47.50	75	173,700	3,300
CBOE SPX Volatility Index, Expires 11/20/2024 Strike Price $50.00	1	2,316	40
Cocoa Future, Expires 11/01/2024 Strike Price $7,600.00	150	11,001,000	61,500
Cocoa Future, Expires 11/01/2024 Strike Price $7,750.00	135	9,900,900	27,000
Cocoa Future, Expires 11/01/2024 Strike Price $7,800.00	100	7,334,000	16,000
Cocoa Future, Expires 11/01/2024 Strike Price $7,900.00	150	11,001,000	15,000
Cocoa Future, Expires 11/01/2024 Strike Price $8,000.00	150	11,001,000	9,000
Cocoa Future, Expires 11/01/2024 Strike Price $8,050.00	50	3,667,000	2,500
Cocoa Future, Expires 11/01/2024 Strike Price $8,100.00	132	9,680,880	5,280
Cocoa Future, Expires 11/01/2024 Strike Price $8,200.00	150	11,001,000	4,500
Cocoa Future, Expires 11/01/2024 Strike Price $8,300.00	100	7,334,000	2,000
Cocoa Future, Expires 11/01/2024 Strike Price $8,400.00	50	3,667,000	500
Cocoa Future, Expires 11/01/2024 Strike Price $8,500.00	69	5,060,460	690
Cocoa Future, Expires 11/01/2024 Strike Price $8,550.00	5	366,700	50
Cocoa Future, Expires 11/01/2024 Strike Price $8,600.00	5	366,700	50
Cocoa Future, Expires 11/01/2024 Strike Price $8,650.00	5	366,700	50
Cocoa Future, Expires 11/01/2024 Strike Price $8,700.00	5	366,700	50
Cocoa Future, Expires 11/01/2024 Strike Price $8,750.00	5	366,700	50
Cocoa Future, Expires 11/01/2024 Strike Price $8,800.00	5	366,700	50
Cocoa Future, Expires 11/01/2024 Strike Price $8,850.00	5	366,700	50
Cocoa Future, Expires 11/01/2024 Strike Price $9,000.00	300	22,002,000	3,000

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

174	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Cocoa Future, Expires 11/01/2024 Strike Price $9,500.00	300	$22,002,000	$3,000
Cocoa Future, Expires 12/06/2024 Strike Price $7,700.00	105	7,297,500	215,299
Cocoa Future, Expires 12/06/2024 Strike Price $7,750.00	205	14,124,500	399,750
Cocoa Future, Expires 12/06/2024 Strike Price $8,000.00	100	6,890,000	148,000
Coffee ‘C’ Future, Expires 11/08/2024 Strike Price $255.00	19	1,752,038	11,970
Coffee ‘C’ Future, Expires 11/08/2024 Strike Price $257.50	20	1,844,250	9,600
Coffee ‘C’ Future, Expires 11/08/2024 Strike Price $260.00	10	922,125	3,675
Coffee ‘C’ Future, Expires 11/08/2024 Strike Price $262.50	14	1,290,975	4,042
Coffee ‘C’ Future, Expires 11/08/2024 Strike Price $265.00	15	1,383,188	3,375
Coffee ‘C’ Future, Expires 11/08/2024 Strike Price $277.50	31	2,858,588	2,557
Coffee ‘C’ Future, Expires 11/08/2024 Strike Price $280.00	59	5,440,538	4,204
Coffee ‘C’ Future, Expires 11/08/2024 Strike Price $282.50	47	4,333,988	2,820
Coffee ‘C’ Future, Expires 11/08/2024 Strike Price $285.00	50	4,610,625	2,625
Coffee ‘C’ Future, Expires 11/08/2024 Strike Price $287.50	126	11,618,775	6,143
Coffee ‘C’ Future, Expires 11/08/2024 Strike Price $290.00	132	12,172,050	5,445
Coffee ‘C’ Future, Expires 11/08/2024 Strike Price $292.50	128	11,803,200	4,800
Coffee ‘C’ Future, Expires 11/08/2024 Strike Price $295.00	120	11,065,500	4,050
Coffee ‘C’ Future, Expires 11/08/2024 Strike Price $297.50	105	9,682,313	3,150
Coffee ‘C’ Future, Expires 11/08/2024 Strike Price $300.00	70	6,454,875	1,837
Coffee ‘C’ Future, Expires 11/08/2024 Strike Price $302.50	9	829,913	203
Corn Future, Expires 11/22/2024 Strike Price $415.00	963	19,777,613	228,713
Corn Future, Expires 11/22/2024 Strike Price $420.00	1392	28,588,200	217,500
Corn Future, Expires 11/22/2024 Strike Price $425.00	1388	28,506,050	147,475
Corn Future, Expires 11/22/2024 Strike Price $430.00	1277	26,226,388	87,794
Corn Future, Expires 11/22/2024 Strike Price $435.00	698	14,335,175	34,900
Corn Future, Expires 11/22/2024 Strike Price $440.00	436	8,954,350	16,350
Corn Future, Expires 11/22/2024 Strike Price $445.00	87	1,786,763	2,175
Corn Future, Expires 11/22/2024 Strike Price $450.00	175	3,594,063	3,281
Corn Future, Expires 11/22/2024 Strike Price $455.00	83	1,704,613	1,556
Corn Future, Expires 12/27/2024 Strike Price $460.00	17	352,325	1,545
Corn Future, Expires 12/27/2024 Strike Price $465.00	155	3,301,500	11,625
Corn Future, Expires 12/27/2024 Strike Price $470.00	50	1,065,000	2,813
Cotton Future, Expires 11/08/2024 Strike Price $70.00	27	939,195	9,180
Cotton Future, Expires 11/08/2024 Strike Price $71.00	146	5,078,610	25,550
Cotton Future, Expires 11/08/2024 Strike Price $72.00	328	11,409,480	31,160
Cotton Future, Expires 11/08/2024 Strike Price $73.00	735	25,566,975	40,425
Cotton Future, Expires 11/08/2024 Strike Price $74.00	493	17,149,005	17,255
Cotton Future, Expires 11/08/2024 Strike Price $75.00	179	6,226,515	4,475
Cotton Future, Expires 12/20/2024 Strike Price $72.00	12	421,020	11,066
Cotton Future, Expires 12/20/2024 Strike Price $73.00	142	5,099,930	102,240
Cotton Future, Expires 12/20/2024 Strike Price $74.00	138	4,956,270	76,590
Cotton Future, Expires 12/20/2024 Strike Price $75.00	162	5,818,230	68,850
Cotton Future, Expires 12/20/2024 Strike Price $76.00	74	2,657,710	24,420
Cotton Future, Expires 12/20/2024 Strike Price $77.00	71	2,549,965	18,105
Cotton Future, Expires 12/20/2024 Strike Price $78.00	14	502,810	2,870
Cotton Future, Expires 12/20/2024 Strike Price $79.00	22	790,130	3,630
Cotton Future, Expires 02/07/2025 Strike Price $77.00	13	456,105	7,633
Cotton Future, Expires 02/07/2025 Strike Price $78.00	10	350,850	4,921
Crude Oil Future, Expires 11/15/2024 Strike Price $77.50	5	346,300	1,600
Crude Oil Future, Expires 11/15/2024 Strike Price $78.00	21	1,454,460	6,300
Crude Oil Future, Expires 11/26/2024 Strike Price $79.25	1	72,810	760
Crude Oil Future, Expires 11/26/2024 Strike Price $79.50	87	6,334,470	64,380
Crude Oil Future, Expires 11/26/2024 Strike Price $79.75	82	5,970,420	58,220
Crude Oil Future, Expires 11/26/2024 Strike Price $80.00	150	10,921,500	103,500
Crude Oil Future, Expires 11/26/2024 Strike Price $80.25	81	5,897,610	53,460
Crude Oil Future, Expires 11/26/2024 Strike Price $80.50	93	6,771,330	59,520
Crude Oil Future, Expires 11/26/2024 Strike Price $80.75	133	9,683,730	82,460
Crude Oil Future, Expires 11/26/2024 Strike Price $81.00	157	11,431,170	94,200

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	175

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Crude Oil Future, Expires 11/26/2024 Strike Price $81.25	195	$14,197,950	$115,050
Crude Oil Future, Expires 11/26/2024 Strike Price $81.50	157	11,431,170	89,490
Crude Oil Future, Expires 11/26/2024 Strike Price $81.75	166	12,086,460	91,300
Crude Oil Future, Expires 11/26/2024 Strike Price $82.00	253	18,420,930	136,620
Crude Oil Future, Expires 11/26/2024 Strike Price $82.25	33	2,402,730	17,160
Crude Oil Future, Expires 11/26/2024 Strike Price $82.50	69	5,023,890	35,190
Crude Oil Future, Expires 11/26/2024 Strike Price $82.75	52	3,786,120	26,000
Crude Oil Future, Expires 11/26/2024 Strike Price $83.00	74	5,387,940	35,520
Crude Oil Future, Expires 11/26/2024 Strike Price $83.25	32	2,329,920	15,040
Crude Oil Future, Expires 11/26/2024 Strike Price $83.50	57	4,150,170	26,220
Crude Oil Future, Expires 11/26/2024 Strike Price $83.75	25	1,820,250	11,250
Crude Oil Future, Expires 11/26/2024 Strike Price $84.00	25	1,820,250	11,000
Crude Oil Future, Expires 11/26/2024 Strike Price $86.50	31	2,257,110	11,160
Crude Oil Future, Expires 11/26/2024 Strike Price $87.00	76	5,533,560	26,600
Crude Oil Future, Expires 11/26/2024 Strike Price $87.50	14	1,019,340	4,620
Crude Oil Future, Expires 11/26/2024 Strike Price $88.00	35	2,548,350	11,200
Crude Oil Future, Expires 11/26/2024 Strike Price $89.00	45	3,276,450	13,500
Crude Oil Future, Expires 11/26/2024 Strike Price $89.50	25	1,820,250	7,250
Crude Oil Future, Expires 11/26/2024 Strike Price $90.00	25	1,820,250	7,000
Crude Oil Future, Expires 11/26/2024 Strike Price $90.50	50	3,640,500	13,500
Crude Oil Future, Expires 11/26/2024 Strike Price $91.00	25	1,820,250	6,500
Crude Oil Future, Expires 11/26/2024 Strike Price $91.50	18	1,310,580	4,500
Crude Oil Future, Expires 11/26/2024 Strike Price $92.50	15	1,092,150	3,600
Euro FX Future, Expires 12/06/2024 Strike Price $1.1125	25	3,406,250	3,437
Euro FX Future, Expires 12/06/2024 Strike Price $1.1150	125	17,031,250	37,500
Euro FX Future, Expires 12/06/2024 Strike Price $1.1200	49	6,676,250	10,412
Gold Future, Expires 11/25/2024 Strike Price $2,850.00	9	2,474,370	14,850
Gold Future, Expires 11/25/2024 Strike Price $2,855.00	16	4,398,880	24,800
Gold Future, Expires 11/25/2024 Strike Price $2,860.00	30	8,247,900	43,800
Gold Future, Expires 11/25/2024 Strike Price $2,865.00	71	19,520,030	97,270
Gold Future, Expires 11/25/2024 Strike Price $2,870.00	41	11,272,130	52,890
Gold Future, Expires 11/25/2024 Strike Price $2,900.00	14	3,849,020	12,180
Gold Future, Expires 11/25/2024 Strike Price $2,905.00	28	7,698,040	22,960
Gold Future, Expires 11/25/2024 Strike Price $2,915.00	42	11,547,060	29,820
Gold Future, Expires 11/25/2024 Strike Price $2,920.00	14	3,849,020	9,380
Gold Future, Expires 11/25/2024 Strike Price $2,925.00	20	5,498,600	12,400
Gold Future, Expires 11/25/2024 Strike Price $2,935.00	5	1,374,650	2,750
Gold Future, Expires 11/25/2024 Strike Price $2,940.00	4	1,099,720	2,040
Gold Future, Expires 11/25/2024 Strike Price $2,950.00	24	6,598,320	10,560
Gold Future, Expires 11/25/2024 Strike Price $2,955.00	4	1,099,720	1,680
Gold Future, Expires 12/26/2024 Strike Price $3,025.00	12	3,328,800	11,880
Gold Future, Expires 12/26/2024 Strike Price $3,030.00	2	554,800	1,900
HG Copper Future, Expires 11/25/2024 Strike Price $464.00	5	89,788	2,926
HG Copper Future, Expires 11/25/2024 Strike Price $465.00	2	217,000	1,075
HG Copper Future, Expires 11/25/2024 Strike Price $466.00	27	2,929,500	13,500
HG Copper Future, Expires 11/25/2024 Strike Price $467.00	10	1,085,000	4,750
HG Copper Future, Expires 11/25/2024 Strike Price $468.00	16	1,736,000	7,200
HG Copper Future, Expires 11/25/2024 Strike Price $469.00	29	3,146,500	12,325
HG Copper Future, Expires 11/25/2024 Strike Price $470.00	35	3,797,500	14,000
HG Copper Future, Expires 11/25/2024 Strike Price $471.00	55	5,967,500	20,625
HG Copper Future, Expires 11/25/2024 Strike Price $472.00	35	3,797,500	12,250
HG Copper Future, Expires 11/25/2024 Strike Price $473.00	19	2,061,500	6,175
HG Copper Future, Expires 11/25/2024 Strike Price $474.00	15	1,627,500	4,687
HG Copper Future, Expires 11/25/2024 Strike Price $475.00	30	3,255,000	8,625
HG Copper Future, Expires 11/25/2024 Strike Price $476.00	12	1,302,000	3,300
HG Copper Future, Expires 11/25/2024 Strike Price $477.00	30	3,255,000	7,875
HG Copper Future, Expires 11/25/2024 Strike Price $478.00	5	542,500	1,250
HG Copper Future, Expires 11/25/2024 Strike Price $479.00	40	4,340,000	9,500

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

176	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
HG Copper Future, Expires 11/25/2024 Strike Price $480.00	9	$976,500	$2,025
HG Copper Future, Expires 11/25/2024 Strike Price $495.00	1	108,500	112
HG Copper Future, Expires 11/25/2024 Strike Price $500.00	12	1,302,000	1,050
HG Copper Future, Expires 11/25/2024 Strike Price $505.00	16	1,736,000	1,200
HG Copper Future, Expires 11/25/2024 Strike Price $510.00	7	759,500	525
HG Copper Future, Expires 11/25/2024 Strike Price $515.00	11	1,193,500	688
HG Copper Future, Expires 11/25/2024 Strike Price $525.00	11	1,193,500	688
HG Copper Future, Expires 11/25/2024 Strike Price $530.00	11	1,193,500	687
HG Copper Future, Expires 11/25/2024 Strike Price $535.00	13	1,410,500	813
HG Copper Future, Expires 11/25/2024 Strike Price $540.00	13	1,410,500	813
HG Copper Future, Expires 11/25/2024 Strike Price $545.00	1	108,500	63
HG Copper Future, Expires 11/25/2024 Strike Price $550.00	2	217,000	100
Japanese Yen Future, Expires 12/06/2024 Strike Price $70.50	25	2,066,563	3,750
Japanese Yen Future, Expires 12/06/2024 Strike Price $71.00	25	2,066,563	2,813
Japanese Yen Future, Expires 12/06/2024 Strike Price $72.00	118	9,754,175	8,850
Japanese Yen Future, Expires 12/06/2024 Strike Price $73.00	7	578,638	350
Lean Hogs Future, Expires 12/17/2024 Strike Price $78.00	125	4,190,000	311,250
Lean Hogs Future, Expires 12/17/2024 Strike Price $79.00	234	7,843,680	503,100
Lean Hogs Future, Expires 12/17/2024 Strike Price $80.00	250	8,380,000	457,500
Lean Hogs Future, Expires 12/17/2024 Strike Price $81.00	200	6,704,000	308,000
Lean Hogs Future, Expires 12/17/2024 Strike Price $82.00	75	2,514,000	94,500
Lean Hogs Future, Expires 12/17/2024 Strike Price $83.00	54	1,810,080	54,540
Lean Hogs Future, Expires 12/17/2024 Strike Price $84.00	77	2,581,040	60,830
Lean Hogs Future, Expires 12/17/2024 Strike Price $86.00	25	838,000	11,500
Lean Hogs Future, Expires 12/17/2024 Strike Price $87.00	25	838,000	8,500
Lean Hogs Future, Expires 12/17/2024 Strike Price $90.00	25	838,000	3,250
Live Cattle Future, Expires 11/01/2024 Strike Price $189.00	193	14,382,360	965
Live Cattle Future, Expires 11/01/2024 Strike Price $190.00	150	11,178,000	750
Live Cattle Future, Expires 11/01/2024 Strike Price $191.00	100	7,452,000	500
Live Cattle Future, Expires 11/01/2024 Strike Price $192.00	50	3,726,000	250
Live Cattle Future, Expires 11/01/2024 Strike Price $193.00	15	1,117,800	75
Live Cattle Future, Expires 12/06/2024 Strike Price $192.00	25	1,863,000	6,678
Live Cattle Future, Expires 12/06/2024 Strike Price $193.00	25	1,863,000	4,928
Live Cattle Future, Expires 12/06/2024 Strike Price $194.00	25	1,863,000	3,250
Live Cattle Future, Expires 12/06/2024 Strike Price $196.00	100	7,452,000	7,000
Live Cattle Future, Expires 12/06/2024 Strike Price $198.00	25	1,863,000	1,000
Natural Gas Future, Expires 11/25/2024 Strike Price $2.85	484	13,116,400	579,348
Natural Gas Future, Expires 11/25/2024 Strike Price $2.90	825	22,357,500	860,475
Natural Gas Future, Expires 11/25/2024 Strike Price $2.95	828	22,438,800	752,652
Natural Gas Future, Expires 11/25/2024 Strike Price $3.00	769	20,839,900	609,817
Natural Gas Future, Expires 11/25/2024 Strike Price $3.05	139	3,766,900	96,188
Natural Gas Future, Expires 11/25/2024 Strike Price $3.10	45	1,219,500	27,225
Natural Gas Future, Expires 11/25/2024 Strike Price $3.15	86	2,330,600	45,580
Natural Gas Future, Expires 11/25/2024 Strike Price $3.20	100	2,710,000	46,500
Natural Gas Future, Expires 11/25/2024 Strike Price $3.25	125	3,387,500	51,250
Natural Gas Future, Expires 11/25/2024 Strike Price $3.30	72	1,951,200	26,064
Natural Gas Future, Expires 12/26/2024 Strike Price $3.25	94	2,791,800	185,744
Natural Gas Future, Expires 12/26/2024 Strike Price $3.30	192	5,702,400	354,816
Natural Gas Future, Expires 12/26/2024 Strike Price $3.35	318	9,444,600	549,822
Natural Gas Future, Expires 12/26/2024 Strike Price $3.40	379	11,256,300	613,980
Natural Gas Future, Expires 12/26/2024 Strike Price $3.45	233	6,920,100	353,694
Natural Gas Future, Expires 12/26/2024 Strike Price $3.70	25	742,500	27,775
Natural Gas Future, Expires 12/26/2024 Strike Price $3.75	25	742,500	26,150
Silver Future, Expires 11/25/2024 Strike Price $38.25	2	328,000	1,550
Silver Future, Expires 11/25/2024 Strike Price $38.50	1	164,000	715
Silver Future, Expires 11/25/2024 Strike Price $38.75	10	1,640,000	6,600
Silver Future, Expires 11/25/2024 Strike Price $39.00	13	2,132,000	7,930

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	177

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Silver Future, Expires 11/25/2024 Strike Price $39.25	13	$2,132,000	$7,410
Silver Future, Expires 11/25/2024 Strike Price $39.50	7	1,148,000	3,710
Silver Future, Expires 11/25/2024 Strike Price $39.75	2	328,000	990
Silver Future, Expires 11/25/2024 Strike Price $40.00	7	1,148,000	3,220
Silver Future, Expires 11/25/2024 Strike Price $40.75	4	656,000	1,520
Silver Future, Expires 11/25/2024 Strike Price $41.00	3	492,000	1,080
Silver Future, Expires 11/25/2024 Strike Price $41.50	2	328,000	640
Silver Future, Expires 11/25/2024 Strike Price $41.75	4	656,000	1,220
Silver Future, Expires 11/25/2024 Strike Price $42.00	2	328,000	580
Soybean Future, Expires 11/22/2024 Strike Price $990.00	155	7,707,375	160,812
Soybean Future, Expires 11/22/2024 Strike Price $1,000.00	436	21,680,100	343,350
Soybean Future, Expires 11/22/2024 Strike Price $1,010.00	473	23,519,925	277,887
Soybean Future, Expires 11/22/2024 Strike Price $1,020.00	491	24,414,975	208,675
Soybean Future, Expires 11/22/2024 Strike Price $1,030.00	493	24,514,425	147,900
Soybean Future, Expires 11/22/2024 Strike Price $1,040.00	488	24,265,800	103,700
Soybean Future, Expires 11/22/2024 Strike Price $1,050.00	492	24,464,700	70,725
Soybean Future, Expires 11/22/2024 Strike Price $1,060.00	419	20,834,775	44,519
Soybean Future, Expires 11/22/2024 Strike Price $1,070.00	311	15,464,475	23,325
Soybean Future, Expires 11/22/2024 Strike Price $1,080.00	65	3,232,125	3,656
Soybean Future, Expires 11/22/2024 Strike Price $1,090.00	36	1,790,100	1,575
Soybean Future, Expires 11/22/2024 Strike Price $1,100.00	18	895,050	562
Soybean Future, Expires 11/22/2024 Strike Price $1,180.00	5	248,625	31
Soybean Future, Expires 11/22/2024 Strike Price $1,190.00	15	745,875	94
Soybean Future, Expires 12/27/2024 Strike Price $1,040.00	9	447,525	5,119
Soybean Future, Expires 12/27/2024 Strike Price $1,050.00	32	1,591,200	14,600
Soybean Future, Expires 12/27/2024 Strike Price $1,060.00	176	8,751,600	63,800
Soybean Future, Expires 12/27/2024 Strike Price $1,070.00	179	8,900,775	52,581
Soybean Future, Expires 12/27/2024 Strike Price $1,080.00	144	7,160,400	33,300
Soybean Future, Expires 12/27/2024 Strike Price $1,090.00	126	6,265,350	23,625
Soybean Future, Expires 12/27/2024 Strike Price $1,100.00	123	6,116,175	18,450
Soybean Future, Expires 12/27/2024 Strike Price $1,110.00	11	546,975	1,375
Soybean Oil Future, Expires 11/22/2024 Strike Price $43.50	41	1,110,444	61,746
Soybean Oil Future, Expires 11/22/2024 Strike Price $44.00	118	3,195,912	155,406
Soybean Oil Future, Expires 11/22/2024 Strike Price $44.50	160	4,333,440	182,880
Soybean Oil Future, Expires 11/22/2024 Strike Price $45.00	125	3,385,500	123,375
Soybean Oil Future, Expires 11/22/2024 Strike Price $45.50	128	3,466,752	108,672
Soybean Oil Future, Expires 11/22/2024 Strike Price $46.00	174	4,712,616	126,324
Soybean Oil Future, Expires 11/22/2024 Strike Price $46.50	255	6,906,420	156,825
Soybean Oil Future, Expires 11/22/2024 Strike Price $47.00	254	6,879,336	132,588
Soybean Oil Future, Expires 11/22/2024 Strike Price $47.50	281	7,610,604	123,921
Soybean Oil Future, Expires 11/22/2024 Strike Price $48.00	238	6,445,992	87,822
Soybean Oil Future, Expires 11/22/2024 Strike Price $48.50	287	7,773,108	89,544
Soybean Oil Future, Expires 11/22/2024 Strike Price $49.00	281	7,610,604	73,341
Soybean Oil Future, Expires 11/22/2024 Strike Price $49.50	299	8,098,116	65,481
Soybean Oil Future, Expires 11/22/2024 Strike Price $50.00	217	5,877,228	40,362
Soybean Oil Future, Expires 11/22/2024 Strike Price $50.50	300	8,125,200	46,800
Soybean Oil Future, Expires 11/22/2024 Strike Price $51.00	268	7,258,512	35,376
Soybean Oil Future, Expires 11/22/2024 Strike Price $51.50	139	3,764,676	15,846
Soybean Oil Future, Expires 11/22/2024 Strike Price $52.00	63	1,706,292	6,048
Soybean Oil Future, Expires 11/22/2024 Strike Price $52.50	44	1,191,696	3,696
Soybean Oil Future, Expires 11/22/2024 Strike Price $53.00	60	1,625,040	4,320
Soybean Oil Future, Expires 11/22/2024 Strike Price $53.50	77	2,085,468	4,851
Soybean Oil Future, Expires 11/22/2024 Strike Price $54.00	7	189,588	378
Soybean Oil Future, Expires 11/22/2024 Strike Price $54.50	7	189,588	336
Soybean Oil Future, Expires 11/22/2024 Strike Price $55.00	4	108,336	168
Sugar Future, Expires 11/15/2024 Strike Price $22.25	25	636,720	21,560
Sugar Future, Expires 11/15/2024 Strike Price $22.50	100	2,546,880	69,440
Sugar Future, Expires 11/15/2024 Strike Price $22.75	225	5,730,480	123,480

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

178	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Sugar Future, Expires 11/15/2024 Strike Price $23.00	450	$11,460,960	$196,560
Sugar Future, Expires 11/15/2024 Strike Price $23.25	350	8,914,080	117,600
Sugar Future, Expires 11/15/2024 Strike Price $23.50	288	7,335,014	74,189
Sugar Future, Expires 11/15/2024 Strike Price $23.75	405	10,314,864	81,648
Sugar Future, Expires 11/15/2024 Strike Price $24.00	480	12,225,024	69,888
Sugar Future, Expires 11/15/2024 Strike Price $24.25	425	10,824,240	47,600
Sugar Future, Expires 11/15/2024 Strike Price $24.50	319	8,124,547	28,582
Sugar Future, Expires 11/15/2024 Strike Price $24.75	299	7,615,171	20,093
Sugar Future, Expires 11/15/2024 Strike Price $25.00	351	8,939,549	15,725
Sugar Future, Expires 11/15/2024 Strike Price $25.25	100	2,546,880	3,360
Sugar Future, Expires 12/16/2024 Strike Price $23.50	100	2,546,880	59,360
Sugar Future, Expires 12/16/2024 Strike Price $24.50	36	916,877	12,096
Wheat Future, Expires 11/22/2024 Strike Price $600.00	102	2,909,550	33,150
Wheat Future, Expires 11/22/2024 Strike Price $605.00	226	6,446,650	62,150
Wheat Future, Expires 11/22/2024 Strike Price $610.00	157	4,478,425	36,306
Wheat Future, Expires 11/22/2024 Strike Price $615.00	197	5,619,425	38,169
Wheat Future, Expires 11/22/2024 Strike Price $620.00	220	6,275,500	35,750
Wheat Future, Expires 11/22/2024 Strike Price $625.00	153	4,364,325	21,037
Wheat Future, Expires 11/22/2024 Strike Price $630.00	140	3,993,500	16,625
Wheat Future, Expires 11/22/2024 Strike Price $635.00	81	2,310,525	8,100
Wheat Future, Expires 11/22/2024 Strike Price $640.00	27	770,175	2,362
Wheat Future, Expires 11/22/2024 Strike Price $645.00	74	2,110,850	5,550
Wheat Future, Expires 11/22/2024 Strike Price $650.00	34	969,850	2,338
Wheat Future, Expires 11/22/2024 Strike Price $655.00	54	1,540,350	3,038
Wheat Future, Expires 11/22/2024 Strike Price $660.00	50	1,426,250	2,500
TOTAL CALL OPTIONS (Premiums Received $23,381,061)			15,623,025
PUT OPTIONS
Aluminum Future, Expires 11/25/2024 Strike Price $2,500.00	10	651,563	6,687
Australian Dollar Future, Expires 11/08/2024 Strike Price $65.75	100	6,578,000	60,000
Australian Dollar Future, Expires 11/08/2024 Strike Price $66.00	206	13,550,680	150,380
Australian Dollar Future, Expires 11/08/2024 Strike Price $66.25	252	16,576,560	219,240
Australian Dollar Future, Expires 11/08/2024 Strike Price $66.50	411	27,035,580	423,330
Australian Dollar Future, Expires 11/08/2024 Strike Price $66.75	340	22,365,200	411,400
Australian Dollar Future, Expires 11/08/2024 Strike Price $67.00	338	22,233,640	473,200
Australian Dollar Future, Expires 11/08/2024 Strike Price $67.25	112	7,367,360	179,200
Australian Dollar Future, Expires 11/08/2024 Strike Price $67.50	254	16,708,120	462,280
Australian Dollar Future, Expires 11/08/2024 Strike Price $68.00	57	3,749,460	129,960
British Pound Future, Expires 11/08/2024 Strike Price $125.50	6	483,038	487
British Pound Future, Expires 11/08/2024 Strike Price $126.00	50	4,025,313	5,625
British Pound Future, Expires 11/08/2024 Strike Price $127.50	2	161,013	613
British Pound Future, Expires 11/08/2024 Strike Price $128.00	100	8,050,625	41,250
British Pound Future, Expires 11/08/2024 Strike Price $128.50	100	8,050,625	53,750
British Pound Future, Expires 11/08/2024 Strike Price $128.75	14	1,127,088	8,487
British Pound Future, Expires 11/08/2024 Strike Price $129.00	216	17,389,350	148,500
British Pound Future, Expires 11/08/2024 Strike Price $129.25	195	15,698,719	149,906
British Pound Future, Expires 11/08/2024 Strike Price $129.50	296	23,829,850	253,450
British Pound Future, Expires 11/08/2024 Strike Price $129.75	180	14,491,125	171,000
British Pound Future, Expires 11/08/2024 Strike Price $130.00	407	32,766,044	427,350
British Pound Future, Expires 11/08/2024 Strike Price $130.25	47	3,783,794	54,344
Canadian Dollar Future, Expires 11/08/2024 Strike Price $71.75	20	1,440,000	4,800
Canadian Dollar Future, Expires 11/08/2024 Strike Price $72.50	89	6,408,000	57,850
Canadian Dollar Future, Expires 11/08/2024 Strike Price $72.75	63	4,536,000	52,920
Canadian Dollar Future, Expires 11/08/2024 Strike Price $73.00	132	9,504,000	138,600
Canadian Dollar Future, Expires 11/08/2024 Strike Price $73.25	63	4,536,000	80,640
Canadian Dollar Future, Expires 11/08/2024 Strike Price $73.50	87	6,264,000	131,370
Canadian Dollar Future, Expires 12/06/2024 Strike Price $72.50	53	3,816,000	42,400

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	179

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Canadian Dollar Future, Expires 12/06/2024 Strike Price $73.00	155	$11,160,000	$178,250
CBOE S&P 500 Index, Expires 11/01/2024 Strike Price $5,630.00	25	14,263,625	10,875
CBOE S&P 500 Index, Expires 11/01/2024 Strike Price $5,635.00	69	39,367,605	36,225
CBOE S&P 500 Index, Expires 11/01/2024 Strike Price $5,640.00	30	17,116,350	14,700
CBOE S&P 500 Index, Expires 11/01/2024 Strike Price $5,645.00	83	47,355,235	54,780
CBOE S&P 500 Index, Expires 11/01/2024 Strike Price $5,650.00	80	45,643,600	51,600
CBOE S&P 500 Index, Expires 11/01/2024 Strike Price $5,655.00	151	86,152,295	108,720
CBOE S&P 500 Index, Expires 11/01/2024 Strike Price $5,660.00	149	85,011,205	153,470
CBOE S&P 500 Index, Expires 11/01/2024 Strike Price $5,665.00	146	83,299,570	148,190
CBOE S&P 500 Index, Expires 11/01/2024 Strike Price $5,670.00	114	65,042,130	140,220
CBOE S&P 500 Index, Expires 11/01/2024 Strike Price $5,675.00	112	63,901,040	156,800
CBOE S&P 500 Index, Expires 11/01/2024 Strike Price $5,680.00	39	22,251,255	60,840
CBOE S&P 500 Index, Expires 11/01/2024 Strike Price $5,685.00	53	30,238,885	82,680
CBOE S&P 500 Index, Expires 11/01/2024 Strike Price $5,690.00	20	11,410,900	39,400
CBOE S&P 500 Index, Expires 11/01/2024 Strike Price $5,695.00	34	19,398,530	68,680
Coffee ‘C’ Future, Expires 11/08/2024 Strike Price $220.00	4	368,850	225
Coffee ‘C’ Future, Expires 11/08/2024 Strike Price $222.50	42	3,872,925	2,992
Coffee ‘C’ Future, Expires 11/08/2024 Strike Price $225.00	25	2,305,313	2,344
Coffee ‘C’ Future, Expires 11/08/2024 Strike Price $227.50	59	5,440,538	7,744
Coffee ‘C’ Future, Expires 11/08/2024 Strike Price $230.00	138	12,725,325	25,357
Coffee ‘C’ Future, Expires 11/08/2024 Strike Price $232.50	108	9,958,950	28,350
Coffee ‘C’ Future, Expires 11/08/2024 Strike Price $235.00	95	8,760,188	36,337
Coffee ‘C’ Future, Expires 11/08/2024 Strike Price $237.50	105	9,682,313	57,881
Coffee ‘C’ Future, Expires 11/08/2024 Strike Price $240.00	133	12,264,263	105,236
Coffee ‘C’ Future, Expires 11/08/2024 Strike Price $242.50	50	4,610,625	56,062
Coffee ‘C’ Future, Expires 11/08/2024 Strike Price $245.00	21	1,936,463	32,288
Corn Future, Expires 11/22/2024 Strike Price $390.00	99	2,033,213	4,950
Corn Future, Expires 11/22/2024 Strike Price $395.00	291	5,976,413	23,644
Corn Future, Expires 11/22/2024 Strike Price $400.00	637	13,082,388	83,606
Corn Future, Expires 11/22/2024 Strike Price $405.00	1704	34,995,900	351,450
Corn Future, Expires 11/22/2024 Strike Price $410.00	1935	39,740,063	604,687
Corn Future, Expires 11/22/2024 Strike Price $415.00	1008	20,701,800	453,600
Corn Future, Expires 11/22/2024 Strike Price $420.00	335	6,880,063	207,281
Corn Future, Expires 11/22/2024 Strike Price $425.00	39	800,963	31,931
Corn Future, Expires 12/27/2024 Strike Price $415.00	990	21,087,000	272,250
Corn Future, Expires 12/27/2024 Strike Price $420.00	1154	24,580,200	432,750
Corn Future, Expires 12/27/2024 Strike Price $425.00	1494	31,822,200	737,663
Corn Future, Expires 12/27/2024 Strike Price $430.00	389	8,285,700	245,556
Corn Future, Expires 12/27/2024 Strike Price $435.00	64	1,363,200	50,400
Cotton Future, Expires 11/08/2024 Strike Price $63.00	78	2,713,230	390
Cotton Future, Expires 11/08/2024 Strike Price $64.00	95	3,304,575	950
Cotton Future, Expires 11/08/2024 Strike Price $65.00	246	8,557,110	4,920
Cotton Future, Expires 11/08/2024 Strike Price $66.00	269	9,357,165	9,415
Cotton Future, Expires 11/08/2024 Strike Price $67.00	44	1,530,540	3,300
Cotton Future, Expires 11/08/2024 Strike Price $68.00	24	834,840	3,840
Cotton Future, Expires 11/08/2024 Strike Price $69.00	410	14,261,850	127,100
Cotton Future, Expires 11/08/2024 Strike Price $70.00	687	23,897,295	381,285
Cotton Future, Expires 11/08/2024 Strike Price $71.00	604	21,010,140	537,560
Cotton Future, Expires 11/08/2024 Strike Price $72.00	422	14,679,270	550,710
Cotton Future, Expires 12/20/2024 Strike Price $69.00	72	2,585,880	29,880
Cotton Future, Expires 12/20/2024 Strike Price $70.00	96	3,447,840	54,720
Cotton Future, Expires 12/20/2024 Strike Price $71.00	168	6,033,720	128,520
Cotton Future, Expires 12/20/2024 Strike Price $72.00	134	4,812,610	135,340
Cotton Future, Expires 12/20/2024 Strike Price $73.00	142	5,099,930	184,600
Cotton Future, Expires 12/20/2024 Strike Price $74.00	48	1,723,920	78,480
Cotton Future, Expires 02/07/2025 Strike Price $67.00	5	175,425	2,636
Cotton Future, Expires 02/07/2025 Strike Price $68.00	30	1,052,550	19,644
Crude Oil Future, Expires 11/15/2024 Strike Price $65.00	25	1,731,500	12,250

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

180	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Crude Oil Future, Expires 11/26/2024 Strike Price $63.00	5	$364,050	$800
Crude Oil Future, Expires 11/26/2024 Strike Price $63.50	18	1,310,580	3,240
Crude Oil Future, Expires 11/26/2024 Strike Price $63.75	16	1,164,960	3,040
Crude Oil Future, Expires 11/26/2024 Strike Price $64.00	27	1,965,870	5,400
Crude Oil Future, Expires 11/26/2024 Strike Price $64.25	6	436,860	1,320
Crude Oil Future, Expires 11/26/2024 Strike Price $64.50	75	5,460,750	18,000
Crude Oil Future, Expires 11/26/2024 Strike Price $64.75	44	3,203,640	11,000
Crude Oil Future, Expires 11/26/2024 Strike Price $65.00	102	7,426,620	27,540
Crude Oil Future, Expires 11/26/2024 Strike Price $65.25	170	12,377,700	49,300
Crude Oil Future, Expires 11/26/2024 Strike Price $65.50	149	10,848,690	47,680
Crude Oil Future, Expires 11/26/2024 Strike Price $65.75	202	14,707,620	68,680
Crude Oil Future, Expires 11/26/2024 Strike Price $66.00	187	13,615,470	69,190
Crude Oil Future, Expires 11/26/2024 Strike Price $66.25	243	17,692,830	97,200
Crude Oil Future, Expires 11/26/2024 Strike Price $66.50	275	20,022,750	118,250
Crude Oil Future, Expires 11/26/2024 Strike Price $66.75	250	18,202,500	115,000
Crude Oil Future, Expires 11/26/2024 Strike Price $67.00	208	15,144,480	104,000
Crude Oil Future, Expires 11/26/2024 Strike Price $67.25	63	4,587,030	34,020
Crude Oil Future, Expires 11/26/2024 Strike Price $67.50	50	3,640,500	29,000
Crude Oil Future, Expires 11/26/2024 Strike Price $67.75	75	5,460,750	46,500
Crude Oil Future, Expires 11/26/2024 Strike Price $68.00	51	3,713,310	34,170
Crude Oil Future, Expires 11/26/2024 Strike Price $68.25	25	1,820,250	18,000
Crude Oil Future, Expires 11/26/2024 Strike Price $68.50	25	1,820,250	19,500
Crude Oil Future, Expires 11/26/2024 Strike Price $68.75	50	3,640,500	42,000
Euro FX Future, Expires 11/08/2024 Strike Price $1.0900	332	45,235,000	344,450
Euro FX Future, Expires 11/08/2024 Strike Price $1.0925	101	13,761,250	122,463
Euro FX Future, Expires 11/08/2024 Strike Price $1.0950	150	20,437,500	210,000
Euro FX Future, Expires 11/08/2024 Strike Price $1.1000	124	16,895,000	224,750
Euro FX Future, Expires 11/08/2024 Strike Price $1.1050	128	17,440,000	291,200
Euro FX Future, Expires 12/06/2024 Strike Price $1.0700	27	3,678,750	14,513
Euro FX Future, Expires 12/06/2024 Strike Price $1.0750	50	6,812,500	35,000
Gold Future, Expires 12/26/2024 Strike Price $2,500.00	15	4,161,000	9,750
Gold Future, Expires 12/26/2024 Strike Price $2,510.00	5	1,387,000	3,550
Gold Future, Expires 12/26/2024 Strike Price $2,520.00	12	3,328,800	9,240
Gold Future, Expires 12/26/2024 Strike Price $2,525.00	15	4,161,000	12,150
Gold Future, Expires 12/26/2024 Strike Price $2,530.00	15	4,161,000	12,600
Gold Future, Expires 12/26/2024 Strike Price $2,540.00	5	1,387,000	4,600
Gold Future, Expires 12/26/2024 Strike Price $2,545.00	15	4,161,000	14,550
Gold Future, Expires 12/26/2024 Strike Price $2,555.00	5	1,387,000	5,300
HG Copper Future, Expires 11/25/2024 Strike Price $403.00	2	217,000	800
HG Copper Future, Expires 11/25/2024 Strike Price $404.00	11	1,193,500	4,813
HG Copper Future, Expires 11/25/2024 Strike Price $405.00	37	4,014,500	17,113
HG Copper Future, Expires 11/25/2024 Strike Price $406.00	7	759,500	3,500
HG Copper Future, Expires 11/25/2024 Strike Price $407.00	4	434,000	2,100
HG Copper Future, Expires 11/25/2024 Strike Price $408.00	35	3,797,500	19,688
HG Copper Future, Expires 11/25/2024 Strike Price $409.00	11	1,193,500	6,600
HG Copper Future, Expires 11/25/2024 Strike Price $410.00	33	3,580,500	21,450
HG Copper Future, Expires 11/25/2024 Strike Price $411.00	11	1,193,500	7,563
HG Copper Future, Expires 11/25/2024 Strike Price $412.00	13	1,410,500	9,588
HG Copper Future, Expires 11/25/2024 Strike Price $413.00	14	1,519,000	11,025
HG Copper Future, Expires 11/25/2024 Strike Price $414.00	8	868,000	6,700
Japanese Yen Future, Expires 11/08/2024 Strike Price $66.50	237	19,591,013	269,587
Japanese Yen Future, Expires 11/08/2024 Strike Price $66.75	91	7,522,288	120,575
Japanese Yen Future, Expires 11/08/2024 Strike Price $67.00	370	30,585,125	568,875
Japanese Yen Future, Expires 11/08/2024 Strike Price $67.25	143	11,820,738	252,037
Japanese Yen Future, Expires 11/08/2024 Strike Price $67.50	123	10,167,488	247,538
Japanese Yen Future, Expires 11/08/2024 Strike Price $68.00	35	2,893,188	88,375
Japanese Yen Future, Expires 11/08/2024 Strike Price $68.50	77	6,365,013	236,775
Japanese Yen Future, Expires 11/08/2024 Strike Price $69.00	71	5,869,038	260,038

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	181

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Japanese Yen Future, Expires 11/08/2024 Strike Price $69.50	146	$12,068,725	$622,325
Japanese Yen Future, Expires 11/08/2024 Strike Price $70.00	190	15,705,875	926,250
Japanese Yen Future, Expires 12/06/2024 Strike Price $65.50	25	2,066,563	24,375
Japanese Yen Future, Expires 12/06/2024 Strike Price $66.00	119	9,836,838	150,238
Japanese Yen Future, Expires 12/06/2024 Strike Price $66.50	99	8,183,588	159,638
Lean Hogs Future, Expires 12/17/2024 Strike Price $66.00	58	1,944,160	580
Lean Hogs Future, Expires 12/17/2024 Strike Price $67.00	70	2,346,400	1,400
Lean Hogs Future, Expires 12/17/2024 Strike Price $68.00	25	838,000	500
Lean Hogs Future, Expires 12/17/2024 Strike Price $69.00	200	6,704,000	4,000
Lean Hogs Future, Expires 12/17/2024 Strike Price $70.00	240	8,044,800	7,200
Lean Hogs Future, Expires 12/17/2024 Strike Price $71.00	225	7,542,000	6,750
Lean Hogs Future, Expires 12/17/2024 Strike Price $72.00	201	6,737,520	8,040
Lean Hogs Future, Expires 12/17/2024 Strike Price $73.00	66	2,212,320	2,640
Lean Hogs Future, Expires 12/17/2024 Strike Price $77.00	25	838,000	3,250
Lean Hogs Future, Expires 12/17/2024 Strike Price $78.00	25	838,000	4,500
Lean Hogs Future, Expires 12/17/2024 Strike Price $79.00	25	838,000	6,000
Lean Hogs Future, Expires 12/17/2024 Strike Price $81.00	25	838,000	10,500
Live Cattle Future, Expires 11/01/2024 Strike Price $177.00	25	1,863,000	125
Live Cattle Future, Expires 11/01/2024 Strike Price $178.00	35	2,608,200	175
Live Cattle Future, Expires 11/01/2024 Strike Price $179.00	25	1,863,000	125
Live Cattle Future, Expires 11/01/2024 Strike Price $180.00	50	3,726,000	250
Live Cattle Future, Expires 11/01/2024 Strike Price $181.00	100	7,452,000	500
Live Cattle Future, Expires 11/01/2024 Strike Price $182.00	200	14,904,000	2,000
Live Cattle Future, Expires 11/01/2024 Strike Price $183.00	132	9,836,640	1,320
Live Cattle Future, Expires 11/01/2024 Strike Price $184.00	150	11,178,000	3,000
Live Cattle Future, Expires 11/01/2024 Strike Price $185.00	50	3,726,000	2,000
Live Cattle Future, Expires 12/06/2024 Strike Price $157.00	4	298,080	80
Live Cattle Future, Expires 12/06/2024 Strike Price $159.00	4	298,080	80
Live Cattle Future, Expires 12/06/2024 Strike Price $172.00	1	74,520	80
Live Cattle Future, Expires 12/06/2024 Strike Price $173.00	25	1,863,000	2,500
Live Cattle Future, Expires 12/06/2024 Strike Price $174.00	50	3,726,000	5,500
Live Cattle Future, Expires 12/06/2024 Strike Price $175.00	75	5,589,000	9,750
Live Cattle Future, Expires 12/06/2024 Strike Price $178.00	25	1,863,000	5,428
Live Cattle Future, Expires 12/06/2024 Strike Price $179.00	3	223,560	801
Live Cattle Future, Expires 12/06/2024 Strike Price $182.00	25	1,863,000	11,678
Live Cattle Future, Expires 12/06/2024 Strike Price $183.00	50	3,726,000	27,856
NASDAQ 100 Stock Index, Expires 11/01/2024 Strike Price $19,470.00	10	19,890,420	10,750
NASDAQ 100 Stock Index, Expires 11/01/2024 Strike Price $19,475.00	13	25,857,546	14,560
NASDAQ 100 Stock Index, Expires 11/01/2024 Strike Price $19,480.00	24	47,737,008	27,960
NASDAQ 100 Stock Index, Expires 11/01/2024 Strike Price $19,490.00	27	53,704,134	34,290
NASDAQ 100 Stock Index, Expires 11/01/2024 Strike Price $19,500.00	27	53,704,134	37,395
NASDAQ 100 Stock Index, Expires 11/01/2024 Strike Price $19,510.00	42	83,539,764	63,210
NASDAQ 100 Stock Index, Expires 11/01/2024 Strike Price $19,520.00	34	67,627,428	55,420
NASDAQ 100 Stock Index, Expires 11/01/2024 Strike Price $19,525.00	35	69,616,470	60,025
NASDAQ 100 Stock Index, Expires 11/01/2024 Strike Price $19,530.00	27	53,704,134	48,330
NASDAQ 100 Stock Index, Expires 11/01/2024 Strike Price $19,540.00	26	51,715,092	50,310
NASDAQ 100 Stock Index, Expires 11/01/2024 Strike Price $19,550.00	29	57,682,218	60,030
NASDAQ 100 Stock Index, Expires 11/01/2024 Strike Price $19,560.00	6	11,934,252	13,350
NASDAQ 100 Stock Index, Expires 11/01/2024 Strike Price $19,570.00	3	5,967,126	7,200
NASDAQ 100 Stock Index, Expires 11/01/2024 Strike Price $19,575.00	3	5,967,126	7,485
NASDAQ 100 Stock Index, Expires 11/01/2024 Strike Price $19,580.00	8	15,912,336	20,640
Natural Gas Future, Expires 11/25/2024 Strike Price $2.40	214	5,799,400	116,844
Natural Gas Future, Expires 11/25/2024 Strike Price $2.45	341	9,241,100	233,585
Natural Gas Future, Expires 11/25/2024 Strike Price $2.50	597	16,178,700	504,465
Natural Gas Future, Expires 11/25/2024 Strike Price $2.55	572	15,501,200	588,016
Natural Gas Future, Expires 11/25/2024 Strike Price $2.60	637	17,262,700	786,695
Natural Gas Future, Expires 11/25/2024 Strike Price $2.65	745	20,189,500	1,091,425
Natural Gas Future, Expires 11/25/2024 Strike Price $2.70	351	9,512,100	603,369

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

182	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Natural Gas Future, Expires 11/25/2024 Strike Price $2.80	50	$1,355,000	$114,900
Russell 2000 Index, Expires 11/01/2024 Strike Price $2,110.00	36	7,907,940	630
Russell 2000 Index, Expires 11/01/2024 Strike Price $2,120.00	51	11,202,915	1,402
Russell 2000 Index, Expires 11/01/2024 Strike Price $2,125.00	5	1,098,325	188
Russell 2000 Index, Expires 11/01/2024 Strike Price $2,130.00	89	19,550,185	4,450
Russell 2000 Index, Expires 11/01/2024 Strike Price $2,135.00	50	10,983,250	3,375
Russell 2000 Index, Expires 11/01/2024 Strike Price $2,140.00	82	18,012,530	7,995
Russell 2000 Index, Expires 11/01/2024 Strike Price $2,145.00	83	18,232,195	11,412
Russell 2000 Index, Expires 11/01/2024 Strike Price $2,150.00	16	3,514,640	2,920
Silver Future, Expires 11/25/2024 Strike Price $27.00	1	164,000	190
Silver Future, Expires 11/25/2024 Strike Price $27.25	5	820,000	1,100
Silver Future, Expires 11/25/2024 Strike Price $27.50	20	3,280,000	5,000
Silver Future, Expires 11/25/2024 Strike Price $27.75	18	2,952,000	5,130
Silver Future, Expires 11/25/2024 Strike Price $28.00	21	3,444,000	6,930
Silver Future, Expires 11/25/2024 Strike Price $28.25	33	5,412,000	12,705
Silver Future, Expires 11/25/2024 Strike Price $28.50	20	3,280,000	9,000
Silver Future, Expires 11/25/2024 Strike Price $29.50	1	164,000	885
Silver Future, Expires 11/25/2024 Strike Price $30.00	7	1,148,000	8,750
Silver Future, Expires 11/25/2024 Strike Price $30.25	6	984,000	8,880
Silver Future, Expires 11/25/2024 Strike Price $30.50	2	328,000	3,490
Silver Future, Expires 12/26/2024 Strike Price $29.00	1	166,200	1,400
Silver Future, Expires 12/26/2024 Strike Price $29.50	3	498,600	5,415
Silver Future, Expires 12/26/2024 Strike Price $29.75	4	664,800	8,180
Silver Future, Expires 12/26/2024 Strike Price $30.00	4	664,800	9,240
Soybean Future, Expires 11/22/2024 Strike Price $920.00	232	11,536,200	15,950
Soybean Future, Expires 11/22/2024 Strike Price $930.00	409	20,337,525	40,900
Soybean Future, Expires 11/22/2024 Strike Price $940.00	497	24,713,325	71,444
Soybean Future, Expires 11/22/2024 Strike Price $950.00	500	24,862,500	106,250
Soybean Future, Expires 11/22/2024 Strike Price $960.00	500	24,862,500	153,125
Soybean Future, Expires 11/22/2024 Strike Price $970.00	500	24,862,500	218,750
Soybean Future, Expires 11/22/2024 Strike Price $980.00	500	24,862,500	303,125
Soybean Future, Expires 11/22/2024 Strike Price $990.00	330	16,409,250	268,125
Soybean Future, Expires 12/27/2024 Strike Price $890.00	53	2,635,425	6,294
Soybean Future, Expires 12/27/2024 Strike Price $900.00	186	9,248,850	29,062
Soybean Future, Expires 12/27/2024 Strike Price $910.00	303	15,066,675	60,600
Soybean Future, Expires 12/27/2024 Strike Price $920.00	365	18,149,625	93,531
Soybean Future, Expires 12/27/2024 Strike Price $930.00	208	10,342,800	70,200
Soybean Future, Expires 12/27/2024 Strike Price $940.00	120	5,967,000	52,500
Soybean Future, Expires 12/27/2024 Strike Price $950.00	37	1,839,825	20,581
Soybean Meal Future, Expires 11/22/2024 Strike Price $265.00	22	658,900	330
Soybean Meal Future, Expires 11/22/2024 Strike Price $275.00	81	2,425,950	3,240
Soybean Meal Future, Expires 11/22/2024 Strike Price $280.00	300	8,985,000	22,500
Soybean Meal Future, Expires 11/22/2024 Strike Price $285.00	292	8,745,400	39,420
Soybean Meal Future, Expires 11/22/2024 Strike Price $290.00	300	8,985,000	75,000
Soybean Meal Future, Expires 11/22/2024 Strike Price $295.00	300	8,985,000	127,500
Soybean Meal Future, Expires 11/22/2024 Strike Price $300.00	300	8,985,000	198,000
Soybean Meal Future, Expires 11/22/2024 Strike Price $305.00	288	8,625,600	277,920
Soybean Meal Future, Expires 11/22/2024 Strike Price $310.00	244	7,307,800	324,520
Soybean Meal Future, Expires 11/22/2024 Strike Price $315.00	173	5,181,350	299,290
Soybean Meal Future, Expires 11/22/2024 Strike Price $320.00	13	389,350	28,210
Soybean Meal Future, Expires 11/22/2024 Strike Price $325.00	7	209,650	18,410
Soybean Meal Future, Expires 12/27/2024 Strike Price $265.00	39	1,175,070	2,145
Soybean Meal Future, Expires 12/27/2024 Strike Price $270.00	85	2,561,050	7,225
Soybean Meal Future, Expires 12/27/2024 Strike Price $275.00	109	3,284,170	14,170
Soybean Meal Future, Expires 12/27/2024 Strike Price $280.00	222	6,688,860	45,510
Soybean Meal Future, Expires 12/27/2024 Strike Price $285.00	264	7,954,320	83,160
Soybean Meal Future, Expires 12/27/2024 Strike Price $290.00	274	8,255,620	127,410
Soybean Meal Future, Expires 12/27/2024 Strike Price $295.00	274	8,255,620	180,840

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	183

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Soybean Meal Future, Expires 12/27/2024 Strike Price $300.00	153	$4,609,890	$137,700
Soybean Meal Future, Expires 12/27/2024 Strike Price $305.00	104	3,133,520	122,720
Sugar Future, Expires 11/15/2024 Strike Price $19.75	2	50,938	22
Sugar Future, Expires 11/15/2024 Strike Price $20.00	74	1,884,691	1,658
Sugar Future, Expires 11/15/2024 Strike Price $20.25	125	3,183,600	2,800
Sugar Future, Expires 11/15/2024 Strike Price $20.50	102	2,597,818	2,285
Sugar Future, Expires 11/15/2024 Strike Price $20.75	450	11,460,960	15,120
Sugar Future, Expires 11/15/2024 Strike Price $21.00	500	12,734,400	28,000
Sugar Future, Expires 11/15/2024 Strike Price $21.25	500	12,734,400	39,200
Sugar Future, Expires 11/15/2024 Strike Price $21.50	495	12,607,056	49,896
Sugar Future, Expires 11/15/2024 Strike Price $21.75	443	11,282,678	69,462
Sugar Future, Expires 11/15/2024 Strike Price $22.00	420	10,696,896	94,080
Sugar Future, Expires 11/15/2024 Strike Price $22.25	150	3,820,320	47,040
Sugar Future, Expires 11/15/2024 Strike Price $22.50	25	636,720	10,640
Sugar Future, Expires 12/16/2024 Strike Price $18.75	25	636,720	560
Sugar Future, Expires 12/16/2024 Strike Price $20.75	100	2,546,880	16,800
Sugar Future, Expires 12/16/2024 Strike Price $21.00	200	5,093,760	42,560
Wheat Future, Expires 11/22/2024 Strike Price $540.00	55	1,568,875	12,031
Wheat Future, Expires 11/22/2024 Strike Price $545.00	263	7,502,075	73,969
Wheat Future, Expires 11/22/2024 Strike Price $550.00	251	7,159,775	89,419
Wheat Future, Expires 11/22/2024 Strike Price $555.00	295	8,414,875	132,750
Wheat Future, Expires 11/22/2024 Strike Price $560.00	319	9,099,475	175,450
Wheat Future, Expires 11/22/2024 Strike Price $565.00	260	7,416,500	173,875
Wheat Future, Expires 11/22/2024 Strike Price $570.00	127	3,622,675	100,806
Wheat Future, Expires 11/22/2024 Strike Price $575.00	12	342,300	11,175
Wheat Future, Expires 11/22/2024 Strike Price $580.00	9	256,725	9,731
Wheat Future, Expires 11/22/2024 Strike Price $585.00	10	285,250	12,438
Wheat Future, Expires 12/27/2024 Strike Price $555.00	50	1,475,625	24,375
Wheat Future, Expires 12/27/2024 Strike Price $560.00	95	2,803,688	54,625
Wheat Future, Expires 12/27/2024 Strike Price $565.00	21	619,763	13,913
TOTAL PUT OPTIONS (Premiums Received $23,500,578)			27,826,951
TOTAL WRITTEN OPTIONS (Premiums Received $46,881,639)			$43,449,976

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS SOLD
10-Year US Treasury Note Future, December 2024 Settlement	180	$(19,884,375)	$720,538
Australian Dollar, December 2024 Settlement	1,346	(88,533,150)	725,404
British Pound, December 2024 Settlement	650	(52,329,063)	113,110
Canadian Dollar, December 2024 Settlement	455	(32,760,000)	228,542
Coffee ‘C’, March 2025 Settlement	25	(2,301,563)	(103,789)
Coffee ‘C’, December 2024 Settlement	62	(5,717,175)	(28,654)
Copper, March 2025 Settlement	132	(14,478,750)	(682,391)
Corn Future, December 2024 Settlement	1,272	(26,123,700)	194,066
Corn Future, March 2025 Settlement	20	(426,000)	(163)
Cotton No. 2, December 2024 Settlement	620	(21,566,700)	27,431
DAX Index, December 2024 Settlement	31	(16,145,236)	(278,678)
E-Mini Nasdaq 100, December 2024 Settlement	65	(26,028,275)	720,340
E-Mini Russ 2000, December 2024 Settlement	45	(4,969,350)	53,208
E-Mini S&P 500 Index, December 2024 Settlement	307	(88,085,975)	1,336,802

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

184	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Euro Fx, December 2024 Settlement	621	$(84,533,625)	$64,689
FTSE China A50 Index Futures, November 2024 Settlement	479	(6,331,901)	110,405
FTSE/JSE Top 40 Index Futures , December 2024 Settlement	565	(24,990,754)	655,642
Gold 100 Oz. Futures, April 2025 Settlement	46	(12,854,700)	(553,929)
Hang Seng Index Futures , November 2024 Settlement	187	(24,475,180)	324,344
IBEX 35 Index, November 2024 Settlement	120	(15,204,508)	310,518
Japanese Yen Futures , December 2024 Settlement	1,159	(95,805,838)	695,036
Live Cattle Futures, December 2024 Settlement	7	(521,640)	277
OMXS30 Futures , November 2024 Settlement	277	(6,588,615)	177,537
S&P/TSX 60 Index Futures , December 2024 Settlement	75	(15,591,985)	(70,986)
Silver Futures, March 2025 Settlement	105	(17,450,475)	(2,064,779)
Soybean Meal Futures, December 2024 Settlement	752	(22,522,400)	652,313
Soybean Meal Futures, January 2025 Settlement	50	(1,506,500)	8,657
SPI 200TM Index Futures , December 2024 Settlement	116	(15,592,321)	186,794
Sugar No. 11 Futures, March 2025 Settlement	150	(3,820,320)	(81,353)
Wheat Futures, December 2024 Settlement	171	(4,877,775)	(87,379)
TOTAL FUTURES CONTRACTS SOLD		$(752,017,848)	$3,353,552
FUTURES CONTRACTS PURCHASED
2-Year US Treasury Note Future , December 2024 Settlement	310	$63,843,047	$(581,690)
Brent Crude Future, January 2025 Settlement	90	6,552,900	(121,783)
Brent Crude Future, April 2025 Settlement	26	1,873,040	(74,682)
CAC40 Index, November 2024 Settlement	195	15,613,490	(345,968)
CBOE VIX, November 2024 Settlement	29	607,779	33,912
Cocoa, December 2024 Settlement	132	9,680,880	(890,385)
Cocoa, March 2025 Settlement	76	5,236,400	17,182
Copper, December 2024 Settlement	3	325,500	(1,920)
Cotton No. 2, March 2025 Settlement	178	6,392,870	(244,070)
Euro Stoxx 50, December 2024 Settlement	297	15,616,786	(601,715)
FTSE 100 Index Futures , December 2024 Settlement	150	15,719,130	(484,729)
FTSE MIB Index Futures , December 2024 Settlement	137	25,390,295	101,283
Gold 100 Oz. Futures, December 2024 Settlement	62	17,045,660	(23,837)
KC HRW Wheat, March 2025 Settlement	216	6,296,400	(375,668)
Lean Hogs Futures, December 2024 Settlement	697	23,363,440	917,429
Lean Hogs Futures, April 2025 Settlement	120	4,228,800	180,056
Live Cattle Futures, April 2025 Settlement	77	5,770,380	(41,871)
Low Sulphur Gas Oil Futures, April 2025 Settlement	39	2,594,475	(76,614)
MSCI Taiwan Index Futures , November 2024 Settlement	96	7,266,240	(240,269)
Natural Gas Futures, December 2024 Settlement	595	16,106,650	(742,372)
Natural Gas Futures, April 2025 Settlement	182	4,790,240	(491,651)
NY Harbor ULSD Futures, April 2025 Settlement	73	6,807,746	(142,273)
RBOB Gasoline Futures, April 2025 Settlement	259	23,398,578	(751,628)
Silver Futures, December 2024 Settlement	14	2,295,720	(149,413)
Soybean Futures, January 2025 Settlement	25	1,243,125	(4,447)
Soybean Futures, March 2025 Settlement	44	2,220,900	(64,101)
Soybean Meal Futures, December 2024 Settlement	181	24,726,501	(864,060)
Soybean Meal Futures, March 2025 Settlement	620	18,848,000	(1,112,849)
Soybean Oil Futures, December 2024 Settlement	860	23,292,240	374,673
Soybean Oil Futures, March 2025 Settlement	929	25,166,610	2,406,376
Sugar No. 11 Futures, May 2025 Settlement	85	2,003,960	60,102
Wheat Futures, March 2025 Settlement	214	6,315,675	(266,468)
WTI Crude Futures, April 2025 Settlement	27	1,836,270	(70,191)
Yen Demon Nikkei, December 2024 Settlement	198	24,987,824	221,038
TOTAL FUTURES CONTRACTS PURCHASED		$417,457,552	$(4,452,603)

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	185

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Open Forward Currency Contracts

COUNTERPARTY	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley Capital Services LLC	1/3/2025	Australian Dollar	7	United States Dollar	5	$—
BNP Paribas	1/3/2025	Brazilian Real	6,455,440	United States Dollar	1,178,387	(70,133)
Morgan Stanley Capital Services LLC	1/3/2025	Brazilian Real	2,501,331	United States Dollar	452,124	(22,702)
BNP Paribas	1/3/2025	Colombian Peso	110,482,851,117	United States Dollar	26,277,724	(1,526,294)
Morgan Stanley Capital Services LLC	1/3/2025	Colombian Peso	17,338,187,317	United States Dollar	4,058,954	(174,687)
BNP Paribas	1/3/2025	Euro	9,443,521	United States Dollar	10,501,195	(199,060)
Morgan Stanley Capital Services LLC	1/3/2025	Euro	30,061,081	United States Dollar	33,658,322	(864,058)
Morgan Stanley Capital Services LLC	1/2/2025	Indian Rupee	2,771,903,462	United States Dollar	32,991,522	(116,734)
BNP Paribas	1/3/2025	Indonesian Rupiah	528,398,608,782	United States Dollar	34,622,033	(1,021,643)
BNP Paribas	1/7/2025	Japanese Yen	4,489,866,927	United States Dollar	31,501,803	(1,671,578)
Morgan Stanley Capital Services LLC	1/7/2025	Japanese Yen	1,385,440,061	United States Dollar	9,769,374	(564,649)
Morgan Stanley Capital Services LLC	1/3/2025	Norwegian Krone	28,619,917	United States Dollar	2,717,518	(115,029)
BNP Paribas	1/3/2025	Peruvian Sol	11	United States Dollar	3	—
BNP Paribas	1/3/2025	South African Rand	602,396,541	United States Dollar	34,622,033	(649,054)
Morgan Stanley Capital Services LLC	1/3/2025	Swedish Krona	418,359,086	United States Dollar	41,271,177	(1,860,100)
BNP Paribas	1/3/2025	United States Dollar	43,632,937	Australian Dollar	63,629,072	1,733,840
Morgan Stanley Capital Services LLC	1/3/2025	United States Dollar	3	Australian Dollar	5	—
BNP Paribas	1/3/2025	United States Dollar	545,949	British Pound	724,147	(20,287)
Morgan Stanley Capital Services LLC	1/3/2025	United States Dollar	1,485,944	British Pound	1,986,803	(71,064)
BNP Paribas	1/3/2025	United States Dollar	34,622,033	Czech Koruna	782,317,212	947,396
BNP Paribas	1/2/2025	United States Dollar	34,622,033	Israeli New Shekel	129,095,165	(8,263)
Morgan Stanley Capital Services LLC	1/3/2025	United States Dollar	31,361,011	Mexican Peso	624,398,658	506,306
Morgan Stanley Capital Services LLC	1/3/2025	United States Dollar	1,630,511	New Taiwan Dollar	51,407,729	16,143
BNP Paribas	1/6/2025	United States Dollar	23,634,142	New Zealand Dollar	37,621,224	1,131,124
Morgan Stanley Capital Services LLC	1/6/2025	United States Dollar	17,233,023	New Zealand Dollar	27,384,867	852,850
BNP Paribas	1/3/2025	United States Dollar	3	Peruvian Sol	11	—
BNP Paribas	1/3/2025	United States Dollar	1,168,387	Singapore Dollar	1,500,003	29,040
Morgan Stanley Capital Services LLC	1/3/2025	United States Dollar	462,124	Singapore Dollar	592,601	12,006
Morgan Stanley Capital Services LLC	1/2/2025	United States Dollar	34,622,033	South Korean Won	45,875,731,835	1,267,568
BNP Paribas	1/6/2025	United States Dollar	11,276,452	Swiss Franc	9,436,135	262,684
Morgan Stanley Capital Services LLC	1/6/2025	United States Dollar	35,429,761	Swiss Franc	29,750,516	705,240
						$ (1,491,138)

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

186	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Total Return Swap Contracts

COUNTERPARTY	PAYMENTS RECEIVED (PAID) BY FUND	TOTAL RETURN RECEIVED BY OR PAID BY FUND	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	VALUE	UPFRONT PREMIUM RECEIVED	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley Capital Services LLC	(0.05)%	AMSTERDAM IDX FUT Nov24 - Short	Nov 15 2024	At Maturity	6,455,566 (1)	$(375,487)	$—	$(375,487)
Morgan Stanley Capital Services LLC	(0.05)%	KOSPI2 INX FUT Dec24 - Short	Dec 12 2024	At Maturity	9,317,964,262 (2)	(80,409)	—	(80,409)
TOTAL RETURN SWAP CONTRACTS								$ (455,896)

(1)	Euro.
(2)	South Korean Won.

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	187

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Open Risk Share Contracts
Description: Consumer Loans - United States
Type: Receive
Strike: Actual losses greater than expected losses

Reference Entity Investment	Lending Platform	Reference Entity Vintage	Reference Entity Interest Rate Range	Reference Entity Maturity Date Range	Termination Date	Notional Value	Unrealized Appreciation
Contract 005 (1)(2)(3)	B	August 01, 2023 - October 31, 2023	6.910% - 24.740%	August 07, 2025 - January 14, 2029	April 30, 2025	2,761,219	$68,392
Contract 010 (1)(2)(3)(4)	D	August 01, 2023 - August 31, 2023	6.000% - 30.320%	August 02, 2026 - January 17, 2029	February 28, 2025	2,916,218	92,606
Contract 011 (1)(2)(3)(4)	D	September 01, 2023 - September 30, 2023	10.260% - 31.090%	September 01, 2026 - July 05, 2029	March 31, 2025	1,799,448	156,288
Contract 012 (1)(2)(3)(4)	D	October 01, 2023 - October 31, 2023	10.660% - 30.320%	October 06, 2026 - August 25, 2029	April 30, 2025	2,932,172	92,913
Contract 023 (1)(2)(3)	B	November 01, 2023 - January 31, 2024	0.000% - 24.490%	November 10, 2025 - January 05, 2029	July 31, 2025	4,433,437	6,005
Contract 029 (1)(2)(3)	B	February 01, 2024 - March 31, 2024	7.000% - 29.487%	February 05, 2026 - February 01, 2030	September 30, 2025	2,180,599	48,081
Contract 033 (1)(2)(3)	B	April 01, 2024 - June 30, 2024	7.990% - 23.740%	April 22, 2026 - April 30, 2029	December 31, 2025	289,282	1,218
Total Open Risk Share Contracts - Consumer Loans							465,503
Description: Asset-Backed Securities - United States
Type: Receive
Strike: Actual losses greater than expected losses
Contract 013 (1)(2)(3)(4)	D	November 1, 2023 - November 30, 2023	0.000% - 0.000%	December 7, 2053 - December 7, 2053	May 31, 2025	29,494,636	1,223,753
Total Open Risk Share Contracts - Asset-Backed Securities							1,223,753
Total Open Risk Share Contracts							1,689,256

(1)
Contract is non-income producing and is fair valued by a third-party valuation specialist pursuant to procedures approved by the Board of Trustees. Value is determined using significant unobservable inputs.

(2)	Contract is restricted to resale to institutional investors. The aggregate value of these contracts is $1,689,256 which represents 0.12% of net assets.
(3)
If the current expected losses on whole loan vintages are greater than initial expected losses, the Fund will receive from the alternative lending platform an amount equal to such deficit (subject to a Cap.)

(4)
If the current expected losses of select whole loan vintages are less than initial expected losses, the Fund must pay the alternative lending platform an amount equal to such deficit (subject to a Cap.)

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

188	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Schedule of Investments	as of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Reverse Repurchase Agreements

DESCRIPTION	PRINCIPAL VALUE	AMORTIZED COST
REVERSE REPURCHASE AGREEMENTS SOLD
Repurchase Agreement with JP Morgan Chase Securities, Inc., dated 08/26/2024, 6.09%, collateralized by $1,207,722 Asset Backed Securities, due 11/26/2024	$1,049,000	$1,049,000
Repurchase Agreement with JP Morgan Chase Securities, Inc., dated 08/26/2024, 6.34%, collateralized by $1,232,824 Asset Backed Securities, due 11/26/2024	1,063,000	1,063,000
Repurchase Agreement with JP Morgan Chase Securities, Inc., dated 10/18/2024, 6.26%, collateralized by $13,783,629 Event Linked Bonds, due 11/18/2024	625,980	625,980
Repurchase Agreement with JP Morgan Chase Securities, Inc., dated 10/18/2024, 6.26%, collateralized by $1,902,355 Event Linked Bonds, due 11/20/2024	4,374,016	4,374,016
TOTAL REVERSE REPURCHASE AGREEMENTS SOLD	$7,111,196	$7,111,196

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	189

Statement of Assets and Liabilities	As of October 31, 2024

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
ASSETS:
Investments, at fair value(1)	$3,290,053,975
Interest receivable	28,177,475
Receivable for fund shares sold	4,342,171
Foreign currencies at custodian, at fair value(2)	165,706
Other assets	92,702
Total assets	3,322,832,029
LIABILITIES:
Reverse repurchase agreements	5,000,001
Payable for fund shares redeemed	807,703
Payable to Adviser	4,096,316
Payable for Chief Compliance Officer compensation	5,000
Payable to Trustees	96,200
Payable to Custodian	31,555
Accrued distribution fees	11,523
Interest payable	6,057
Other accrued expenses	1,528,732
Total liabilities	11,583,087
Total net assets	$ 3,311,248,942
NET ASSETS CONSIST OF:
Capital stock	$3,329,001,744
Total accumulated losses	(17,752,802)
Total net assets	$ 3,311,248,942
Class I
Net assets	$ 3,221,833,245
Shares outstanding	347,330,480
Class I Net asset value, offering and redemption price per share	$9.28
Class M
Net assets	$89,415,697
Shares outstanding	9,631,318
Class M Net asset value, offering and redemption price per share	$9.28
(1)Cost of Investments	$3,167,892,390
(2)Cost of Foreign currencies at custodian	164,935

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

190	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Statement of Assets and Liabilities	As of October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND
ASSETS:
Investments, at fair value(1):
Unaffiliated issuers	$ 1,229,212,179
Affiliated issuers	79,188,359
Unrealized appreciation on forward currency contracts	7,464,197
Unrealized appreciation on risk share contracts	1,689,256
Restricted cash collateral held at broker(2)	158,481,830
Foreign currencies at brokers, at value(3)	1,137,501
Foreign currencies at custodian, at value(4)	24,439
Receivable for investment securities sold	13,159,116
Receivable for fund shares sold	1,838,928
Interest receivable	5,068,843
Other assets	1,049,227
Total assets	1,498,313,875
LIABILITIES:
Written options, at fair value(5)	43,449,976
Unrealized depreciation on forward currency contracts	8,955,335
Reverse Repurchase Agreements	7,111,996
Unrealized depreciation on swap contracts	455,896
Due to brokers	2,189,899
Interest payable	159,079
Payable for investment securities purchased	10,332,859
Payable for fund shares redeemed	471,563
Payable to Adviser	1,520,056
Payable to Trustees	38,582
Payable for Chief Compliance Officer compensation	5,000
Other accrued expenses	628,921
Total liabilities	75,319,162
Total net assets	$ 1,422,994,713
NET ASSETS CONSIST OF:
Capital stock	$1,463,385,761
Total accumulated losses	(40,391,048)
Total net assets	$ 1,422,994,713
Class I
Net assets	$ 1,354,571,731
Shares outstanding	120,004,952
Class I Net asset value, offering and redemption price per share	$11.29
Class J
Net assets	$68,422,982
Shares outstanding	6,101,126
Class J Net asset value, offering and redemption price per share	$11.21
(1)Cost of Investments
Unaffiliated issuers	$ 1,206,177,874
Affiliated issuers (See note 9)	78,005,227
(2)Represents a cash deposit held at the broker to cover the Fund's initial margin obligation under its derivative contracts
(3)Cost of foreign currencies at broker	1,156,917
(4)Cost of foreign currencies at custodian	24,439
(5)Premiums received	46,881,639

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds | Annual Report | October 31, 2024	191

Statement of Operations	For the Year Ended October 31, 2024

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
INVESTMENT INCOME:
Interest income	$ 311,689,997
Dividend income	48,181,715
Total investment income	359,871,712
EXPENSES
Advisory fees (See Note 4)	42,495,160
Interest expense	2,138,653
Fund accounting and administration fees	2,036,980
Transfer agency fees and expenses	645,338
Legal fees	425,968
Federal and state registration fees	394,820
Trustees fees and expenses	370,841
Audit and tax related fees	186,219
Custody fees	182,965
Distribution (12b-1) fees — Class M Only	86,399
Chief Compliance Officer compensation	60,284
Other expenses	609,546
Total expenses before Adviser recoupment	49,633,173
Expenses recouped by Adviser (See Note 4)	114,327
Total net expenses	49,747,500
Net investment income	310,124,212
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
Investments	(11,411,956)
Foreign currency	(303,767)
Net change in unrealized appreciation (depreciation) on:
Investments	112,874,941
Foreign currency	(5,126)
Net realized and unrealized gain	101,154,092
Net increase in net assets resulting from operations	$ 411,278,304

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

192	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Statement of Operations	For the Year Ended October 31, 2024

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND
INVESTMENT INCOME:
Interest income	$107,529,925
Dividend income
Affiliated issuers	3,639,056
Unaffiliated issuers	7,708,997
Total investment income	118,877,978
EXPENSES
Advisory fees (See Note 4)	17,276,332
Interest expense	1,711,656
Fund accounting and administration fees	1,518,516
Compliance fees	968,544
Loan servicing fees	790,393
Investment expense	360,488
Transfer agency fees and expenses	312,190
Legal fees	263,089
Federal and state registration fees	211,029
Audit and tax related fees	198,270
Trustees fees and expenses	151,223
Custody fees	120,462
Chief Compliance Officer compensation	58,696
Other expenses	390,902
Total expenses before Adviser waiver	24,331,790
Expenses waived by Adviser (See Note 4)	(163,315)
Total expenses before Adviser recoupment	24,168,475
Expenses recouped by Adviser (See Note 4)	606,005
Total net expenses	24,774,480
Net investment income	94,103,498
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(31,632,476)
Foreign currencies	380,538
Forward currency contracts	5,829,266
Futures contracts	(282,664,871)
Swap contracts	(1,075,810)
Written options	276,535,648
Net change in unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	13,929,057
Affiliated issuers	933,381
Foreign currencies	(23,413)
Forward currency contracts	(3,936,496)
Futures contracts	(681,062)
Risk share contracts	1,689,256
Swap contracts	(617,162)
Written options	(1,603,976)
Net realized and unrealized loss	(22,938,120)
Net increase in net assets resulting from operations	$71,165,378

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds | Annual Report | October 31, 2024	193

Statement of Changes in Net Assets

	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
	Year Ended OCTOBER 31, 2024	YEAR ENDED OCTOBER 31, 2023
OPERATIONS:
Net investment income	$310,124,212	$169,055,305
Net realized gain (loss) on:
Investments	(11,411,956)	(18,670,132)
Foreign currency	(303,767)	82,671
Net Increases in payments from affiliates	—	1,604
Net change in unrealized appreciation (depreciation) on:
Investments	112,874,941	235,070,181
Foreign currency	(5,126)	(925)
Net increase in net assets resulting from operations	411,278,304	385,538,704
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions — Class I	(355,378,612)	(142,182,748)
Distributions — Class M	(12,321,398)	(7,675,151)
Total distributions	(367,700,010)	(149,857,899)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	1,339,755,185	1,264,872,581
Proceeds from shares sold — Class M	13,468,407	36,394,507
Proceeds from shares issued to holders in reinvestment of dividends — Class I	97,311,435	78,916,380
Proceeds from shares issued to holders in reinvestment of dividends — Class M	6,359,692	6,620,250
Cost of shares redeemed — Class I	(471,631,420)	(774,042,182)
Cost of shares redeemed — Class M	(33,421,679)	(79,970,694)
Net increase in net assets from capital share transactions	951,841,620	532,790,842
Total increase in net assets	995,419,914	768,471,647
NET ASSETS:
Beginning of year	2,315,829,028	1,547,357,381
End of year	$ 3,311,248,942	$2,315,829,028

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

194	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Statement of Changes in Net Assets

	STONE RIDGE DIVERSIFIED ALTERNATIVES FUND
	Year Ended OCTOBER 31, 2024	YEAR Ended OCTOBER 31, 2023
OPERATIONS:
Net investment income	$94,103,498	$43,366,840
Net realized gain (loss) on investments:
Unaffiliated issuers	(31,632,476)	(13,123,440)
Affiliated issuers	—	(6,421,291)
Foreign currencies	380,538	(63,537)
Forward currency contracts	5,829,266	165,027
Futures contracts	(282,664,871)	(151,176,793)
Increase in payments from affiliates	—	440
Swap contracts	(1,075,810)	5,796,758
Written options	276,535,648	230,905,010
Net change in unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	13,929,057	14,968,336
Affiliated issuers	933,381	20,521,614
Foreign currencies	(23,413)	10,084
Forward currency contracts	(3,936,496)	5,788,075
Futures contracts	(681,062)	680,089
Risk share contracts	1,689,256	—
Swap contracts	(617,162)	(1,143,905)
Written options	(1,603,976)	2,664,476
Net increase in net assets resulting from operations	71,165,378	152,937,783
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions — Class I	(128,437,263)	(13,506,346)
Distributions — Class J	(4,676,587)	(917,052)
Total distributions	(133,113,850)	(14,423,398)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	680,558,614	537,152,603
Proceeds from shares sold — Class J	40,428,272	12,420,962
Proceeds from shares issued to holders in reinvestment of dividends — Class I	72,814,486	12,016,367
Proceeds from shares issued to holders in reinvestment of dividends — Class J	4,053,866	901,589
Cost of shares redeemed — Class I	(343,472,949)	(95,298,247)
Cost of shares redeemed — Class J	(20,016,812)	(6,723,118)
Net increase in net assets from capital share transactions	434,365,477	460,470,156
Total increase in net assets	372,417,005	598,984,541
NET ASSETS:
Beginning of year	1,050,577,708	451,593,167
End of year	$1,422,994,713	$1,050,577,708

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds | Annual Report | October 31, 2024	195

Statement of Cash Flows	For the Year Ended October 31, 2024

Stone Ridge High Yield Reinsurance Risk Premium Fund
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$411,278,304
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Net realized and unrealized gain on investments	(101,462,985)
Amortization and accretion of premium and discount	(7,699,284)
Changes in assets and liabilities:
Interest receivable	(6,472,787)
Other assets	135,908
Payable to Custodian	(10,523)
Payable to Trustees	17,586
Payable for Chief Compliance Officer compensation	284
Interest payable	4,193
Accrued distribution fees	(1,545)
Other accrued expenses	709,913
Payable to Adviser	1,318,886
Purchases of investments	(1,537,782,375)
Proceeds from sale of investments	750,861,616
Proceeds from cost adjustments	7,680,851
Net purchases and sales of short-term investments	(104,906,154)
Net cash used in operating activities	(586,328,112)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	1,356,394,162
Payment on shares redeemed	(506,393,979)
Cash distributions to shareholders	(264,028,883)
Proceeds from reverse repurchase agreements	372,530,906
Payments on reverse repurchase agreements	(372,530,906)
Net cash provided by financing activities	585,971,300
Net decrease in cash and restricted cash	(356,812)
Cash and restricted cash, beginning of year	522,518
Cash and restricted cash, end of year	$165,706
Supplemental Disclosures of Cash Flow and Non-Cash Information:
Reinvested distributions	$103,671,127
Cash paid for interest on reverse repurchase agreements	$(2,134,460)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

196	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Statement of Cash Flows	Year Ended October 31, 2024

Stone Ridge Diversified Alternatives Fund
CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets resulting from operations	$71,165,378
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Net realized and unrealized loss:	22,614,183
Amortization and accretion of premium and discount	(28,609,337)
Changes in assets and liabilities:
Interest receivable	(783,149)
Other assets	(292,237)
Payable to Trustees	5,287
Payable for Chief Compliance Officer compensation	(1,304)
Interest payable	123,044
Other accrued expenses	(57,125)
Payable to Adviser	315,430
Due to Broker	2,189,899
Purchases of investments	(417,211,372)
Proceeds from sale of investments	183,011,860
Proceeds from cost adjustments	28,477,896
Net purchases and sales of short-term investments	(19,310,521)
Net cash used in operating activities	(158,362,068)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	726,340,794
Payment on shares redeemed	(364,315,937)
Cash distributions to shareholders	(56,245,498)
Proceeds from reverse repurchase agreements	88,255,722
Payments on reverse repurchase agreements	(81,143,726)
Net cash provided by financing activities	312,891,355
Net increase in cash and restricted cash	154,529,287
Cash and restricted cash, beginning of year	5,114,483
Cash and restricted cash, end of year	$159,643,770
Supplemental Disclosures of Cash Flow and Non-Cash Information:
Reinvested distributions	$76,868,352
Cash paid for interest on reverse repurchase agreements	$(1,587,998)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds | Annual Report | October 31, 2024	197

Financial Highlights	October 31, 2024

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND—CLASS I
Year Ended October 31, 2024	$9.19	1.00	0.32	1.32
Year Ended October 31, 2023	$8.09	0.79	1.00	1.79(4)
Year Ended October 31, 2022	$9.01	0.44	(0.99)	(0.55)
Year Ended October 31, 2021	$9.28	0.43	(0.23)	0.20
Year Ended October 31, 2020	$9.30	0.45	0.06	0.51
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND—CLASS M
Year Ended October 31, 2024	$9.20	0.98	0.32	1.30
Year Ended October 31, 2023	$8.09	0.78	1.01	1.79
Year Ended October 31, 2022	$9.01	0.43	(0.99)	(0.56)
Year Ended October 31, 2021	$9.29	0.42	(0.25)	0.17
Year Ended October 31, 2020	$9.30	0.43	0.07	0.50

(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(3)	Includes borrowing and investment-related expenses not covered by the Fund’s expense limitation agreement. See Note 4.
(4)	Includes increase in payments by Affiliates of less than $0.01.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

198	Stone Ridge Funds | Annual Report | October 31, 2024

Financial Highlights	October 31, 2024

					SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)(3)(4)	Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)(3)(4)	Ratio of Net Investment Income to Average Net Assets (Before Expense Reimbursement/ Recoupment)(3)(4)	Ratio of Net Investment Income to Average Net Assets (After Expense Reimbursement/ Recoupment)(3)(4)	Portfolio Turnover Rate

(1.23)	—	(1.23)	$9.28	15.48%	$3,221,833	1.75%	1.75%	10.95%	10.94%	28.58%
(0.69)	—	(0.69)	$9.19	22.92%	$2,213,275	1.75%	1.76%	9.07%	9.06%	31.98%
(0.37)	—	(0.37)	$8.09	(6.40)%	$1,420,941	1.74%	1.72%	4.97%	4.99%	25.70%
(0.47)	—	(0.47)	$9.01	2.16%	$1,269,044	1.73%	1.69%	4.73%	4.77%	28.45%
(0.53)	—	(0.53)	$9.28	5.73%	$886,011	1.73%	1.68%	4.87%	4.92%	50.26%

(1.22)	—	(1.22)	$9.28	15.26%	$89,416	1.85%	1.86%	10.74%	10.74%	28.58%
(0.68)	—	(0.68)	$9.20	22.93%	$102,554	1.80%	1.81%	8.98%	8.97%	31.98%
(0.36)	—	(0.36)	$8.09	(6.49)%	$126,416	1.82%	1.80%	4.83%	4.85%	25.70%
(0.45)	—	(0.45)	$9.01	1.90%	$148,332	1.88%	1.84%	4.57%	4.61%	28.45%
(0.51)	—	(0.51)	$9.29	5.68%	$113,008	1.87%	1.82%	4.72%	4.77%	50.26%

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2024	199

Consolidated Financial Highlights	October 31, 2024

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income(2)(4)	Net Realized and Unrealized Gains(4)	Total from Investment Operations(4)
STONE RIDGE DIVERSIFIED ALTERNATIVES FUND—CLASS I
Year Ended October 31, 2024	$12.31	0.87	(0.30)	0.57
Year Ended October 31, 2023	$10.11	0.74	1.79	2.53(8)
Year Ended October 31, 2022	$11.19	0.25	(0.40)	(0.15)
Year Ended October 31, 2021	$10.42	0.14	0.95	1.09
Period Ended October 31, 2020(1)	$10.00	0.09	0.33	0.42
STONE RIDGE DIVERSIFIED ALTERNATIVES FUND—CLASS J*
Year Ended October 31, 2024	$12.23	0.84	(0.31)	0.53
Year Ended October 31, 2023	$10.05	0.67	1.82	2.49
Year Ended October 31, 2022	$11.15	0.22	(0.40)	(0.18)
Year Ended October 31, 2021	$10.42	0.08	0.96	1.04
Period Ended October 31, 2020(1)	$10.00	0.08	0.34	0.42

(1)	The Fund commenced operations on May 1, 2020.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(4)
Per share amounts include income and expenses of the Stone Ridge Diversified Alternatives Fund, which are shown on the Fund’s Statement of Operations. Amounts do not include the Fund’s proportionate share of the income and expenses of the underlying investee funds.

(5)	Not annualized.
(6)	Annualized.
(7)	Includes investment-related expenses not covered by the Fund’s expense limitation agreement. See Note 4.
(8)	Includes increase in payments by Affiliates of less than $0.01.
*	On January 22, 2021, the Fund's Class M shares were redesignated as Class J shares.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

200	Stone Ridge Funds | Annual Report | October 31, 2024

Consolidated Financial Highlights	October 31, 2024

						SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(3)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)(4)(7)	Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)(4)(7)	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)(4)(7)	Ratio of Net Investment Income (Loss) to Average Net Assets (After Expense Reimbursement/ Recoupment)(4)(7)	Portfolio Turnover Rate

(1.37)	(0.22)	—	(1.59)	$11.29	5.59%	$1,354,572	2.04%	2.07%	7.97%	7.94%	35.60%
(0.11)	(0.22)	—	(0.33)	$12.31	25.59%	$1,005,021	1.87%	1.77%	6.47%	6.57%	21.62%
(0.78)	(0.15)	—	(0.93)	$10.11	(1.51)%	$420,024	1.53%	1.27%	2.15%	2.41%	24.56%
(0.26)	(0.06)	—	(0.32)	$11.19	10.70%	$201,434	2.13%	1.15%	0.30%	1.28%	33.34%
—	—	—	—	$10.42	4.20%(5)	$20,261	3.57%(6)	1.04%(6)	−0.80%(6)	1.73%(6)	28.54%(5)

(1.33)	(0.22)	—	(1.55)	$11.21	5.16%	$68,423	2.34%	2.37%	7.75%	7.71%	35.60%
(0.09)	(0.22)	—	(0.31)	$12.23	25.29%	$45,556	2.13%	2.03%	6.00%	6.10%	21.62%
(0.77)	(0.15)	—	(0.92)	$10.05	(1.80)%	$31,569	1.83%	1.57%	1.85%	2.11%	24.56%
(0.25)	(0.06)	—	(0.31)	$11.15	10.25%	$13,115	2.35%	1.46%	−0.19%	0.70%	33.34%
—	—	—	—	$10.42	4.20%(5)	$5	3.64%(6)	1.14%(6)	−0.87%(6)	1.63%(6)	28.54%(5)

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds | Annual Report | October 31, 2024	201

Notes to Financial Statements	October 31, 2024

1. Organization
Stone Ridge Trust (the “Trust”) was organized as a Delaware statutory trust on September 28, 2012 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing shares in multiple series, each series representing a distinct portfolio with its own investment objectives and policies. As of October 31, 2024, the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Reinsurance Fund”) and the Stone Ridge Diversified Alternatives Fund (the “Diversified Alternatives Fund”) were each series of the Trust. The High Yield Reinsurance Fund is non-diversified, while the Diversified Alternatives Fund is diversified. The High Yield Reinsurance Fund commenced operations on February 1, 2013. The Diversified Alternatives Fund commenced operations on May 1, 2020. The High Yield Reinsurance Fund offers two classes of shares to investors: Class I shares, with no front-end or back-end sales charges, and no 12b-1 fees; and Class M shares, with no front-end or back-end sales charges, and a 0.15% 12b-1 fee. The Diversified Alternatives Fund offers two classes of shares to investors: Class I shares and Class J shares, with no front-end or back-end sales charges, and no 12b-1 fees; for Class J shares, unlike Class I shares, intermediary fees are paid out of the Fund’s Class J shares’ assets on an ongoing basis. The Funds do not charge redemption fees. There are an unlimited number of authorized shares.
The investment objective of the High Yield Reinsurance Fund is to seek a high level of total return consisting of income and preservation of capital. The High Yield Reinsurance Fund pursues its investment objective by investing primarily in reinsurance-related securities, including event-linked bonds, preference shares or participation notes issued in connection with quota shares (“Quota Share Notes”), and, to a lesser extent, preference shares or participation notes issued in connection with industry loss warranties (“ILW Notes”), event-linked swaps, equity securities (publicly or privately offered) or the derivatives of equity securities of companies in the reinsurance and insurance industry (collectively, “reinsurance-related securities”). The investment objective of the Diversified Alternatives Fund is to seek total return. The Diversified Alternatives Fund pursues its investment objective by generating income from diverse investment strategies that have potential for attractive returns such as reinsurance, market risk transfer, style premium investing, alternative lending, single family real estate and bitcoin.
The consolidated financial statements include the account of Stone Ridge Diversified Alternatives Sub Fund Ltd (the “Subsidiary”), which is a wholly-owned and controlled subsidiary of the Diversified Alternatives Fund. Reference made within this report to schedules of investments, statements of operations or statements of assets and liabilities refer to Consolidated Schedule of Investments, Consolidated Statement of Operations or Consolidated Statement of Assets and Liabilities for the Diversified Alternatives Fund. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives such as commodity-linked futures, options and swaps. As of October 31, 2024, the Subsidiary’s net assets were $202,648,781, which represented 14.2% of the Diversified Alternatives Fund’s net assets.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.
(a) Investment Valuation and Fair Value Measurement. The Board has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated Stone Ridge Asset Management LLC (the “Adviser”) to serve as “valuation designee” in accordance with Rule 2a-5 of the 1940 Act and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by the Funds (as needed), and periodically assessing and managing any material valuation risks and establishing and applying fair value methodologies subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations.
202	Stone Ridge Funds | Annual Report | October 31, 2024

Notes to Financial Statements	October 31, 2024

Listed below is a summary of certain of the methods generally used currently to value investments of each Fund under the Valuation Procedures:
With respect to pricing of insurance-linked securities for which at least one designated independent broker provides a price, that price (or, if multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Funds typically utilize an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).
Other insurance-linked securities are valued using an insurance industry model pursuant to procedures approved by the Board of Trustees.
The Diversified Alternatives Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related securities, and the Diversified Alternatives Fund’s holdings in mortgage loans, mezzanine loans and certain other types of single-family real estate debt investments, are typically fair valued based on prices provided by a third-party pricing service. Each loan and fractional loan is fair valued using inputs that take into account individual borrower-level data (e.g., payment history) that is updated periodically to reflect new information regarding the borrower or loan.
Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.
Reverse repurchase agreements are accounted for at amortized cost, which approximates fair value.
For investments in investment companies (other than non-prime money market funds) that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.
The Diversified Alternatives Fund’s holdings in private funds are fair valued based on valuations of the Diversified Alternatives Fund’s interests in such private funds provided by the managers of such private funds or their agents. Valuations will be provided to the Diversified Alternatives Fund on a monthly or quarterly basis based on the interim unaudited financial statements of such private funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the completion of the audit of such financial statements and may fluctuate as a result. The Diversified Alternatives Fund will perform an independent review of such valuations and will consider all relevant information, including the reliability of the pricing information provided by the managers of the private funds. The Diversified Alternatives Fund may conclude, in certain circumstances, that the valuation provided by the manager of a private fund is not indicative of what actual fair value would be in an active, liquid or established market. In those circumstances, the Diversified Alternatives Fund may value its interests in the private fund at a discount or a premium to the valuation it receives from the private fund. Additionally, between the monthly or quarterly dates on which such private fund provides a net asset value, the valuation of the Diversified Alternatives Fund’s interest in such private fund may be adjusted more frequently based on the estimated total return that such private fund will generate during such period and other general market or private fund-specific changes the Adviser is aware of. At the end of the month or quarter, as applicable, each private fund’s net asset value is adjusted based on the actual income and appreciation or depreciation realized by such private fund when the monthly or quarterly valuations and income are reported.
Equity securities (other than insurance-linked securities that are valued pursuant to the valuation methods described above) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Funds’ investments in publicly-traded foreign equity securities
Stone Ridge Funds | Annual Report | October 31, 2024	203

Notes to Financial Statements	October 31, 2024

generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).
Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.
Non-exchange traded derivatives, including over-the-counter (“OTC”) options, swaps, and forwards, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).
Generally, each Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Funds determine fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.
Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by a Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.
A substantial portion of the Funds’ investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.
The Funds adhere to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;
Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;
Level 3 Inputs: significant unobservable inputs for the asset or liability.
204	Stone Ridge Funds | Annual Report | October 31, 2024

Notes to Financial Statements	October 31, 2024

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.
There were transfers between Level 2 and Level 3 during the reporting period. The transfers from Level 2 to Level 3 occurred because there was no longer observable market data for these securities as of October 31, 2024. The transfers from Level 3 to Level 2 occurred because previously unobservable market data became available as of October 31, 2024. The following table summarizes the inputs used to value the Funds’ investments as of October 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
High Yield Reinsurance Fund
Assets
Event-Linked Bonds
Chile	$—	$26,196,767	$—	$26,196,767
Europe	—	60,529,958	1,468,461	61,998,419
Global	—	228,238,922	8,567,769	236,806,691
Jamaica	—	24,309,990	—	24,309,990
Japan	—	81,290,319	—	81,290,319
Mexico	—	54,522,151	—	54,522,151
New Zealand	—	10,521,239	—	10,521,239
United States(1)	—	2,179,751,285	2,529,503	2,182,280,788
Total Event-Linked Bonds	—	2,665,360,631	12,565,733	2,677,926,364
Quota Shares and Other Reinsurance-Related Securities
Participation Notes(1)(2)	—	—	70,113,192	70,113,192
Preference Shares(2)
Global	—	—	338,073,789	338,073,789
United States	—	—	4,875,845	4,875,845
Total Quota Shares and Other Reinsurance-Related Securities	—	—	413,062,826	413,062,826
Money Market Funds	199,064,785	—	—	199,064,785
Total Assets	$ 199,064,785	$2,665,360,631	$ 425,628,559	$3,290,053,975
Diversified Alternatives Fund
Assets
Asset-Backed Securities	$—	$—	$ 118,750,272	$118,750,272
Event Linked Bonds
Chile	—	4,026,917	—	4,026,917
Europe	—	7,128,002	879,707	8,007,709
Global	—	30,187,241	1,122,803	31,310,044
Jamaica	—	3,066,231	—	3,066,231
Japan	—	9,862,128	—	9,862,128
Mexico	—	7,000,012	—	7,000,012
New Zealand	—	1,604,634	—	1,604,634
United States(1)	—	300,755,939	243,719	300,999,658
Total Event-Linked Bonds	—	363,631,104	2,246,229	365,877,333
Investment Companies - Open End	79,188,359	—	—	79,188,359

Stone Ridge Funds | Annual Report | October 31, 2024	205

Notes to Financial Statements	October 31, 2024

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Quota Shares and Other Reinsurance-Related Securities
Participation Notes(2)	$—	$—	$40,459,738	$40,459,738
Preference Shares(2)	—	—	57,044,707	57,044,707
Purchased Options	9,397,740	858,255	—	10,255,995
Money Market Funds	78,802,404	—	—	78,802,404
U.S. Treasury Bills	—	500,086,506	—	500,086,506
Whole Loans
Consumer Loans(1)(2)	—	—	48,841,392	48,841,392
Small Business Loans(2)	—	—	9,056,667	9,056,667
Student Loans(2)	—	—	37,165	37,165
Total Whole Loans	—	—	57,935,224	57,935,224
Total Assets	$ 167,388,503	$ 864,575,865	$ 276,436,170	$1,308,400,538
Liabilities
Written Options	$43,126,936	$323,040	$—	$43,449,976
Total Liabilities	$43,126,936	$323,040	$—	$43,449,976
Other Financial Instruments*
Unrealized appreciation on forward currency contracts	$—	$7,464,197	$—	$7,503,813
Unrealized depreciation on forward currency contracts	—	(8,955,335)	—	(8,994,951)
Unrealized appreciation on futures contracts	11,617,704	—	—	11,617,704
Unrealized depreciation on futures contracts	(12,716,755)	—	—	(12,716,755)
Unrealized appreciation on risk share contracts	—	—	1,689,256	1,689,256
Unrealized depreciation on swap contracts	—	(455,896)	—	(455,896)
Total Other Financial Instruments	$(1,099,051)	$(1,947,034)	$1,689,256	$(1,356,829)

(1)	Includes Level 3 investments with a value of zero.
(2)	For further security characteristics, see the Funds’ Schedules of Investments.
*	These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.
Below is a reconciliation that details the activity of securities in Level 3 during the year ended October 31, 2024:

	High Yield Reinsurance Fund
	Event-Linked Bonds	Participation Notes	Preference Shares
Beginning Balance – November 1, 2023	$38,335,392	$86,226,065	$219,655,130
Acquisitions	8,049,385	56,240,160	81,922,104
Dispositions	(7,352,480)	(79,700,268)	—
Realized gain (loss)	(3,206,227)	3,475,322	—
Return of capital	—	(1,593,681)	(6,087,169)
Change in unrealized appreciation (depreciation)	(7,789,714)	5,465,594	47,459,569
Transfers into Level 3	3,906,755	—	—
Transfers out of Level 3	(19,377,378)	—	—
Ending Balance – October 31, 2024	$12,565,733	$70,113,192	$342,949,634

206	Stone Ridge Funds | Annual Report | October 31, 2024

Notes to Financial Statements	October 31, 2024

	Diversified Alternatives Fund
	Asset- Backed Securities	Event- Linked Bonds	Participation Notes	Preference Shares	Risk Share Contracts	Whole Loan- Consumer Loans	Whole Loan- Small Business Loans	Whole Loan- Student Loans
Beginning Balance – November 1, 2023	$101,199,780	$5,092,796	$41,315,136	$44,048,793	$—	$47,124,991	$—	$61,740
Acquisitions	61,530,187	3,036,818	33,564,468	—	—	29,898,379	20,179,333	139
Dispositions	(38,886,475)	(848,117)	(35,674,225)	—	—	(21,705,379)	(10,858,093)	(15,477)
Realized gain (loss)	(417,604)	(320,041)	780,418	—	—	(6,515,408)	(13,644)	(13,625)
Return of capital	(3,023,061)	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	(1,652,555)	(2,417,428)	473,941	12,995,914	1,689,256	38,809	(250,929)	4,388
Transfers into Level 3	—	438,439	—	—	—	—	—	—
Transfers out of Level 3	—	(2,736,238)	—	—	—	—	—	—
Ending Balance – October 31, 2024	$118,750,272	$2,246,229	$40,459,738	$57,044,707	$1,689,256	$48,841,392	$9,056,667	$37,165

As of October 31, 2024, the change in unrealized appreciation (depreciation) on Level 3 positions held in the High Yield Reinsurance Fund was $(11,249,754) for Event-Linked Bonds, $5,246,541 for Participation Notes, and $47,459,569 for Preference Shares. As of October 31, 2024, the change in unrealized appreciation (depreciation) on positions held in the Diversified Alternatives Fund was $(1,659,413) for Asset-Backed Securities, $(2,227,285) for Event-Linked Bonds, $473,941 for Participation Notes, $12,995,914 for Preference Shares, $1,689,256 for Risk Share Contracts, $(2,961,419) for Whole Loan- Consumer Loans, $(250,929) for Whole Loan- Small Business Loans, and $(4,142) for Whole Loan- Student Loans.
Unobservable inputs for participation notes and preference shares included losses from severe weather events, other natural and non-natural catastrophes and insurance and estimated reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes and preference shares are monitored daily for significant events that could affect the value of the instruments. The value of asset-backed securities is determined by the forecast performance of alternative lending loans and single-family rental homes in each security’s respective underlying asset pool and the priority the security has with respect to the cash flows of such assets. Because the securities have exposure to the underlying loans and homes, any deterioration of the assets (indicated through higher prepayment, default, severity and discount rates) may result in a markdown of fair values.
The value of risk share contracts held by the Fund are determined using a discounted cash flow framework that takes into account the underlying loans pertaining to each contract’s actual losses as of October 31, 2024 and estimated loss forecasts through each contract’s maturity date. The loss forecasts are based on industry and platform historical loan performance. Higher expectations of losses relative to initial expected losses (subject to a cap), due to factors such as rising delinquencies within each contract vintage or a deteriorating macroeconomic environment, would result in an increase in a contract’s unrealized gain.
Whole Loans are valued using a discounted cash flow framework that takes into account the original purchase price, the scheduled loan payments, and forecast losses. The loss and discount rate forecasts are based on industry and platform historical loan performance, as well as evaluation of the current underwriting environment. Higher expectations of losses and higher discount rates, due to factors such as rising delinquencies on a platform’s loans or a deteriorating macroeconomic environment, would result in a markdown of fair values.
Stone Ridge Funds | Annual Report | October 31, 2024	207

Notes to Financial Statements	October 31, 2024

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of October 31, 2024.
High Yield Reinsurance Fund

Type of Security	Industry	Fair Value at 10/31/2024	Valuation Techniques	Unobservable Inputs	Range	Weighted Average(1)
Participation Notes	Financial Services	$44,682,756	Insurance industry model	Estimated losses:	$1.1MM-$5.8MM	$4.6MM
				Estimated premium earned:	$1.0MM-$10.6MM	$10.5MM
Preference Shares	Financial Services	$342,949,634	Insurance industry model	Estimated losses:	$0.2MM-$49.9MM	$14.4MM
				Estimated premium earned:	$0.4MM-$47.6MM	$27.4MM

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee using an insurance industry loss model pursuant to procedures approved by the Board. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee using indicative bids pursuant to procedures approved by the Board and have a value equal to $12,565,733 for Event-Linked Bonds and $25,430,436 for Participation Notes.
Diversified Alternatives Fund

Type of Security	Industry	Fair Value at 10/31/2024	Valuation Techniques	Unobservable Inputs	Range	Weighted Average(1)
Asset-Backed Securities	Financial Services	$118,750,272	Discounted Cash Flow	Constant Prepayment Rate:	0.00%-30.04%	7.74%
				Constant Default Rate:	0.00%-37.12%	10.21%
				Severity:	84.33%-100.00%	84.59%
				Discount Rate:	5.79%-28.50%	10.34%
Participation Notes	Financial Services	$8,657,094	Insurance industry model	Estimated losses:	$0.1MM-$0.9MM	$0.9MM
				Estimated premium earned:	$0.1MM-$2.1MM	$2.0MM
Preference Shares	Financial Services	$57,044,707	Insurance industry model	Estimated losses:	$8.0MM-$14.6MM	$14.4MM
				Estimated premium earned:	$25.1MM-$37.7MM	$37.3MM
Risk Share Contracts - Consumer Loans	Financial Services	$465,503	Discounted Cash Flow	Loss-Adjusted Discounted Rate:	15.00%-15.00%	15.00%
				Projected Loss Rate:	5.24%-6.96%	5.99%
Risk Share Contracts - Asset-Backed Securities	Financial Services	$1,223,753	Discounted Cash Flow	Loss-Adjusted Discounted Rate:	15.00%-15.00%	15.00%
				Projected Loss Rate:	9.13%-9.13%	9.13%
Whole Loans – Consumer Loans	Financial Services	$48,841,392	Discounted Cash Flow	Loss-Adjusted Discounted Rate:	6.20%-8.24%	6.78%
				Projected Loss Rate:	19.86%-20.99%	20.18%
Whole Loans – Small Business Loans	Financial Services	$9,056,667	Discounted Cash Flow	Loss-Adjusted Discounted Rate:	5.39%-17.02%	12.33%
				Projected Loss Rate:	0.76%-90.74%	5.48%
Whole Loans – Student Loans	Financial Services	$37,165	Discounted Cash Flow	Loss-Adjusted Discounted Rate:	5.72% - 7.89%	7.54%
				Projected Loss Rate:	9.74% - 22.70%	20.09%

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee using an insurance industry model or discounted cash flow model pursuant to procedures approved by the Board. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee using indicative bids pursuant to procedures approved by the Board and have a value equal to $2,246,229 for Event-Linked Bonds, and $31,802,644 for Participation Notes.
(1)	Weighted by relative fair value
Derivative Transactions – The Funds may engage in derivatives for hedging and speculative purposes during the year ended October 31, 2024. The Diversified Alternatives Fund also engaged in derivatives to generate income from premiums.
Futures Contracts – The Funds may purchase and sell futures contracts. The Diversified Alternatives Fund held futures contracts during the year ended October 31, 2024. The High Yield Reinsurance Fund and Diversified Alternatives Fund may use futures contracts to hedge interest rate and foreign exchange rate exposure. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Funds deposit and
208	Stone Ridge Funds | Annual Report | October 31, 2024

Notes to Financial Statements	October 31, 2024

maintain as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract the Funds agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains and losses and included in cash held at broker and foreign currencies held at broker on the Consolidated Statement of Assets and Liabilities of Diversified Alternatives Fund. Variation margin is settled daily. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The average notional amount of futures contracts during the year ended October 31, 2024, was as follows:

Diversified Alternatives Fund
Total long futures contracts	$478,758,842
Total short futures contracts	430,302,865

Options – The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions for speculative purposes or for hedging and risk management purposes. The Diversified Alternatives Fund writes put and call options to earn premium income. The Diversified Alternatives Fund purchased and wrote call or put options during the year ended October 31, 2024. With exchange-traded options, there is minimal counterparty credit risk to the Funds since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract. As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during or at the expiration of the exercise period. As a writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during or at the expiration of the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.
A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (the exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during or at the expiration of the exercise period. When a written put option (call option) is exercised, the premium originally received decreases the cost basis of the security sold short (or increases the proceeds on the underlying security), and the Funds realize a gain or loss from the closing of the short sale (or from the sale of the security).
Options on indices are similar to options on securities, except that upon exercise, index options require cash payments and do not involve the actual purchase or sale of securities.
The average market values of purchased and written options for the year ended October 31, 2024, were as follows:

Diversified Alternatives Fund
Purchased Options	$6,072,098
Written Options	40,372,354

Swaps – The Diversified Alternatives Fund enters into total return swaps. In a swap transaction, two parties generally agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested in a particular security or other asset or in a “basket” of securities representing a particular index). Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net
Stone Ridge Funds | Annual Report | October 31, 2024	209

Notes to Financial Statements	October 31, 2024

basis.” Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Diversified Alternatives Fund uses swaps for both speculative and hedging purposes.
The average market value of the total return swaps held during the year ended October 31, 2024, was $24,452 for long contracts and $(231,003) for short contracts.
Forward Currency Contracts – The Funds may enter into forward currency contracts for speculative purposes or for hedging and risk management purposes. The Diversified Alternatives Fund entered into forward currency contracts during the year ended October 31, 2024. When entering into a forward currency contract, in the case of a deliverable contract the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date or in the case of a non-deliverable contract to settle the equivalent in U.S. dollar. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk from movements in currencies or credit risk from the possible inability of counterparties to meet the terms of their contracts. The average notional amount of forward currency contracts during the year ended October 31, 2024 was $593,423,057 for long contracts and $609,155,001 for short contracts.
Risk Share Contracts – The Diversified Alternatives Fund has entered into risk share contracts with several alternative lending platforms. These contracts track performance of select whole loan vintages. At the end of the contract, if the current expected losses of the select whole loan vintage are greater than initial expected losses, the alternative lending platform must pay the Fund an amount equal to such excess (subject to a cap between 1% and 5% of purchased notional per vintage and with a weighted average of 3.7% (“Cap”)). Accordingly, the Fund recognizes an unrealized gain throughout the life of the contract (subject to a Cap) if the vintage’s current expected losses are greater than initial expected losses and recognizes a realized gain when at the contract’s maturity, the vintage’s actual losses are greater than initial expected losses. At the end of a subset of risk share contracts, if the current expected losses of select whole loan vintages are less than initial expected losses, the Fund must pay the alternative lending platform an amount equal to such deficit (subject to a Cap between 3% and 5% of purchased notional per vintage and with a weighted average of 4.3%). Accordingly, the Fund recognizes an unrealized loss throughout the life of the contract (subject to a Cap) if the vintage’s current expected losses are less than initial expected losses and recognizes a realized loss when at the contract’s maturity, the vintage’s actual losses are less than the initial expected losses. The average notional amount of risk share contracts during the year ended October 31, 2024 was $47,885,135 for long contracts.
The tables below reflect the values of derivative assets and liabilities as reflected in the Statement of Assets and Liabilities.

	ASSET DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Diversified Alternatives Fund
Forwards
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	$7,464,197
Futures
Commodity contracts	Net assets – Unrealized appreciation*	4,838,562
Equity contracts	Net assets – Unrealized appreciation*	4,010,785
Foreign exchange contracts	Net assets – Unrealized appreciation*	2,047,819
Interest rate contracts	Net assets – Unrealized appreciation*	720,538
Options
Equity contracts	Investments, at fair value	9,397,740
Foreign exchange contracts	Investments, at fair value	858,255
Risk Share Contracts
Risk Share Contracts	Unrealized appreciation on risk share contracts	1,689,256

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Consolidated Schedule of Investments.
210	Stone Ridge Funds | Annual Report | October 31, 2024

Notes to Financial Statements	October 31, 2024

	LIABILITY DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Diversified Alternatives Fund
Forwards
Foreign exchange contracts	Unrealized depreciation on forward currency contracts	$8,955,335
Futures
Commodity contracts	Net assets – Unrealized depreciation*	10,112,720
Equity contracts	Net assets – Unrealized depreciation*	2,022,345
Interest rate contracts	Net assets – Unrealized depreciation*	581,690
Written options
Commodity contracts	Written options, at fair value	31,939,738
Equity contracts	Written options, at fair value	1,738,406
Foreign exchange contracts	Written options, at fair value	9,771,832
Swap Contracts
Foreign exchange contracts	Unrealized depreciation on swap contracts	455,896

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Consolidated Schedule of Investments.
The tables below reflect the effect of derivative instruments on the Statement of Operations for the year ended October 31, 2024.

	AMOUNT OF REALIZED GAIN ON DERIVATIVES TRANSACTIONS
	FORWARD CURRENCY CONTRACTS	FUTURES CONTRACTS	PURCHASED OPTIONS	WRITTEN OPTIONS*	SWAP CONTRACTS	TOTAL
Diversified Alternatives Fund
Commodity contracts	$—	$ (214,794,134)	$(5,008,636)	$ 189,984,266	$—	$(29,818,504)
Equity contracts	—	(29,698,815)	11,474,991	41,625,242	—	23,401,418
Foreign exchange contracts	5,829,266	(38,239,738)	2,914,551	44,926,140	(1,075,810)	15,430,219
Interest rate contracts	—	67,816	—	—	—	67,816

*	Realized gains (losses) on purchased options are included in realized gain (loss) on investments in unaffiliated issuers on the Consolidated Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES TRANSACTIONS
	FORWARD CURRENCY CONTRACTS	FUTURES CONTRACTS	PURCHASED OPTIONS	WRITTEN OPTIONS*	RISK SHARE CONTRACTS	SWAP CONTRACTS	TOTAL
Diversified Alternatives Fund
Commodity contracts	$—	$ (5,030,709)	$ 365,040	$7,681,628	$—	$—	$3,015,959
Equity contracts	—	2,873,341	(35,371)	(2,017,539)	—	—	820,431
Foreign exchange contracts	(3,936,496)	1,337,458	(90,264)	(7,268,065)	—	(617,162)	(10,574,529)
Interest rate contracts	—	138,848	—	—	—	—	138,848
Risk share contracts	—	—	—	—	1,689,256	—	1,689,256

*
Change in unrealized appreciation (depreciation) on purchased options are included in change in unrealized appreciation (depreciation) on investments in unaffiliated issuers on the Consolidated Statement of Operations.

(b) Offsetting on the Statement of Assets and Liabilities. Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset on the Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, the FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting
Stone Ridge Funds | Annual Report | October 31, 2024	211

Notes to Financial Statements	October 31, 2024

Assets and Liabilities” specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirement is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities lending transactions. The International Swap and Derivative Association agreements specify collateral posting arrangements. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under an agreement with a counterparty in a given account exceeds a specified threshold.
The Diversified Alternatives Fund is subject to a netting arrangements, which govern the terms of certain transactions with select counterparties. The netting arrangements allow the Diversified Alternatives Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The netting arrangements also specify collateral posting arrangements at prearranged exposure levels.
High Yield Reinsurance Fund

Liabilities:	Gross Amount of Recognized Liabilities	Gross Amount Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
				Financial Instruments	Collateral Pledged	Net Amount
Reverse Repurchase Agreements	$ 5,000,001	$—	$5,000,001	$—	$(5,000,001)	$—
	$5,000,001	$—	$5,000,001	$—	$(5,000,001)	$—

Diversified Alternatives Fund

	Gross Amount of Recognized Assets	Gross Amount Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
Assets:				Financial Instruments	Collateral Received*	Net Amount
Forward Currency Contracts	$7,464,197	$—	$7,464,197	$(7,464,197)	$—	$—
Risk Share Contracts	1,689,256	—	1,689,256	—	—	1,689,256
	$9,153,453	$—	$9,153,453	$(7,464,197)	$—	$1,689,256

Liabilities:	Gross Amount of Recognized Liabilities	Gross Amount Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
				Financial Instruments	Collateral Pledged*	Net Amount
Forward Currency Contracts	$8,955,335	$—	$8,955,335	$(7,464,197)	$—	$1,491,138
Swap Contracts	455,896	—	455,896	—	—	455,896
Reverse Repurchase Agreements	7,111,196	—	7,111,196	—	(7,111,196)	—
	$16,522,427	$—	$16,522,427	$(7,464,197)	$(7,111,196)	$1,947,034

*
The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the statement of assets and liabilities. If this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

212	Stone Ridge Funds | Annual Report | October 31, 2024

Notes to Financial Statements	October 31, 2024

(c) Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
(d) Indemnifications. In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.
(e) Federal Income Taxes. The Funds qualify and intend to continue to qualify as “regulated investment companies” (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended. As RICs, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.
(f) Reverse Repurchase Agreements. The Funds intend to enter into reverse repurchase agreements with banks and brokers, with the Funds as the initial seller of securities to the banks or brokers. In this case, a reverse repurchase agreement involves a sale by a fund of portfolio securities concurrently with an agreement by a fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, an individual fund continues to receive principal and interest payments on the securities. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to a Fund. In such situations, a Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while a Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights.
If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the fund’s right to repurchase the securities. Furthermore, in that situation a fund may be unable to recover the securities it sold in connection with a reverse repurchase agreement and as a result would realize a loss equal to the difference between the value of the securities and the payment it received for them. This loss would be greater to the extent the buyer paid less than the value of the securities the fund sold to it (e.g., a buyer may only be willing to pay $95 for a security with a market value of $100). A fund’s use of reverse repurchase agreements also subjects the fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, reverse repurchase agreements entail the same risks as OTC derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. Reverse repurchase agreements are not considered borrowings by the Diversified Alternatives Fund for purposes of the Fund’s fundamental investment restriction on borrowings because the Diversified Alternatives Fund has elected to treat reverse repurchase agreements and similar financing transactions as derivatives for purposes of Rule 18f-4 under the 1940 Act.
The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity is as follows:
High Yield Reinsurance Fund

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Event Linked Bonds	$—	$5,000,001	$—	$—	$5,000,001
Total	$—	$5,000,001	$—	$—	$5,000,001

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Notes to Financial Statements	October 31, 2024

Divsersified Alternatives Fund

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Asset-Backed Securities	$—	$2,112,000	$—	$—	$2,112,000
Event Linked Bonds	—	4,999,996	—	—	4,999,996
Total	$—	$7,111,996	$—	$—	$7,111,996

(g) Event-Linked Bonds. Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category. The most common type of event-linked bonds is known as “catastrophe” or “CAT” bonds. In most cases, the trigger event(s) will not be deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) and/or caused a certain amount of actual or modeled loss. If the trigger event(s) occurs prior to a bond’s maturity, the Funds may lose all or a portion of their principal and forgo additional interest. In this regard, event-linked bonds typically have a special condition that states that if the sponsor suffers a loss from a particular pre-defined catastrophe or other event that results in physical and/or economic loss, then the issuer’s obligation to pay interest and/or repay the principal is either deferred or completely forgiven. For example, if the Funds hold a bond that covers a sponsor’s losses due to a hurricane with a “trigger” at $1 billion and a hurricane hits causing $1 billion or more in losses to such sponsor, then the Funds will lose all or a portion of their principal invested in the bond and forgo any future interest payments. If the trigger event(s) does not occur, the Funds will recover their principal plus interest. Interest typically accrues and is paid on a quarterly basis for the specified duration of the bond, as long as the trigger event(s) does not occur. Although principal typically is repaid only on the maturity date, it may be repaid in installments, depending on the terms of the bond, as long as the trigger event(s) does not occur. The Funds may invest in event-linked bonds directly or indirectly through certain derivative instruments. The Funds may pursue other types of event-linked derivative strategies using derivative instruments that are typically contingent, or formulaically related to defined trigger events. Trigger events may include hurricanes, earthquakes and weather-related phenomena, non-natural catastrophes, such as plane crashes, or other events resulting in a specified level of physical or economic loss, such as mortality or longevity.
(h) Quota Share Notes. Investments in Quota Share Notes provide exposure to a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage. For example, under a 20% quota-share agreement, a special purpose vehicle (“SPV”) would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the Funds, as a holder of a Quota Share Note issued by the SPV, would be entitled to their pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of the claims up to the total amount invested.
(i) ILW Notes. ILW Notes provide exposure to a transaction through which one party (typically, an insurance company or reinsurance company, or a reinsurance-related asset manager) purchases protection based on the total loss arising from a catastrophic event to the entire insurance industry rather than the losses of any particular insurer. For example, the buyer of a “$100 million limit U.S. Wind ILW attaching at $20 billion” will pay an upfront premium to a protection writer (i.e., the reinsurer or an SPV) and in return will receive $100 million if total losses to the insurance industry from a single U.S. hurricane exceed $20 billion. The industry loss ($20 billion in this case) is often referred to as the “trigger” and is reported by an independent third party after an event has occurred. The amount of protection offered by the contract ($100 million in this case) is referred to as the “limit.” ILW Notes could also provide exposure to transactions linked to an index not linked to insurance industry losses, such as wind speed or earthquake magnitude and location. The Funds, as a holder of an ILW Note, would be entitled to a return linked to the premium paid by the sponsor and the occurrence or non-occurrence of the trigger event. During the year ended October 31, 2024 the Funds had no exposure to ILW Notes.
(j) Alternative Lending. The Diversified Alternatives Fund invests in alternative lending-related securities. Alternative lending, which is sometimes referred to as peer-to-peer lending, online lending or marketplace lending, is a method of financing in which an alternative lending platform facilitates the borrowing and lending of money while generally not relying on deposits for capital to fund loans. It is considered an alternative to more traditional debt financing done through a bank. There are several different models of alternative lending but, very generally, a platform typically matches consumers, small
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Notes to Financial Statements	October 31, 2024

or medium-sized businesses or other types of borrowers with investors that are interested in gaining investment exposure to the loans made to such borrowers. Prospective borrowers are usually required to provide or give access to certain financial information to the platform, such as the intended purpose of the loan, income, employment information, credit score, debt-to-income ratio, credit history (including defaults and delinquencies) and home ownership status, and, in the case of small business loans, business financial statements and personal credit information regarding any guarantor, some of which information is made available to prospective lenders. Often, platforms charge fees to borrowers to cover these screening and administrative costs. Based on this and other relevant supplemental information, the platform usually assigns its own credit rating to the borrower and sets the interest rate for the requested borrowing. Platforms then post the borrowing requests online and investors may choose among the loans, based on the interest rates the loans are expected to yield less any servicing or origination fees charged by the platform or others involved in the lending arrangement, the background data provided on the borrowers, and the credit rating assigned by the platform. In some cases, a platform partners with a bank to originate a loan to a borrower, after which the bank sells the loan to the platform or directly to the investor; alternatively, some platforms may originate loans themselves. Some investors, including the Fund, may not review the particular characteristics of the loans in which they invest at the time of investment, but rather negotiate in advance with platforms the general criteria of the investments. Other alternative lending platforms are non-traditional intermediaries. Unlike marketplace lenders, non-traditional intermediaries do not themselves (either alone or working with a bank) originate loans. Instead, they intermediate sales of loans originated by more traditional lenders to buyers that utilize alternative sources of capital (i.e., capital other than bank deposits). Platforms may set minimum eligibility standards for borrowers to participate in alternative lending arrangements and may limit the maximum permitted borrowings. Depending on the purpose and nature of the loan, its term may, for example, be as short as six months or shorter, or as long as thirty years or longer. Set forth below is additional information about some of the Diversified Alternatives Fund’s alternative lending-related investments.
(k) Whole Loans. When the Diversified Alternatives Fund invests directly or indirectly in whole loans, it typically purchases all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform or its affiliate. The platform or a third-party servicer typically continues to service the loans, collecting payments and distributing them to investors, less any servicing fees assessed against the Fund, and the servicing entity typically will make all decisions regarding any modification, forbearance or other form of relief that may be provided to a borrower experiencing financial hardship and acceleration or enforcement of the loans following any default by a borrower. Where a platform or its affiliate acts as the loan servicer, there is typically a backup servicer in place in case that platform or affiliate ceases or fails to perform these servicing functions. The Diversified Alternatives Fund, as an investor in a whole loan, would be entitled to receive payment only from the borrower and/or any guarantor, and would not be able to recover any deficiency from the platform, except under very narrow circumstances, which may include fraud by the borrower in some cases. The whole loans in which the Diversified Alternatives Fund may invest may be secured or unsecured. Cash segregated for the purchase of whole loans, if any, is located in other assets on the Consolidated Statement of Assets and Liabilities.
(l) Loan Participations. The Diversified Alternatives Fund may invest in participation interests in whole loans, which are typically originated by an alternative lending platform in partnership with a bank or other financial institutions. When the Fund invests in participation interests, the Diversified Alternatives Fund typically purchases a fractional or full economic interest in the underlying whole loans and the originating bank retains the legal title to such loans. As with the Diversified Alternatives Fund’s investments in whole loans, the alternative lending platform or a third party servicer typically continues to service the loans, collecting payments and distributing them to investors in the loan participations, less any servicing fees assessed against the Diversified Alternatives Fund, and the servicing entity typically will make all decisions regarding any modification, forbearance or other form of relief that may be provided to a borrower experiencing financial hardship and acceleration or enforcement of the loans following any default by a borrower. The servicing entity may distribute payments of principal and interest from the borrower directly to the Fund as a holder of participation interests. Alternatively, the Diversified Alternatives Fund may receive payments of principal and interest as passed through by the bank or other financial institution originating the whole loans and issuing the participation interests. The participation interests in which the Diversified Alternatives Fund invests may be in whole loans that are secured or unsecured.
(m) Pass-Through Certificates. The Diversified Alternatives Fund may invest in pass-through certificates, which are a form of asset-backed security that is backed by a pool of whole loans originated or sourced by one or more alternative lending platforms and that represents the right of the holder to receive specified distributions in respect of such whole loans; specifically, holders are entitled to receive payments on account of principal and interest payments made by borrowers on the underlying loans, as well as proceeds from the sale or liquidation of any loan underlying the pass-through certificate, net
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Notes to Financial Statements	October 31, 2024

of fees, expenses and other amounts payable to the issuer, trustee, originating platform(s) or other third parties as required. Unlike many other asset-backed securities, pass-through certificates are generally not issued with multiple tranches; instead, all holders of a particular certificate share a pro rata interest in the underlying pool of whole loans and distributions with respect thereto.
(n) Asset-Backed Securities. The Diversified Alternatives Fund may invest in, and may sell certain of its alternative lending-related investments to, securitization vehicles, formed by alternative lending platforms or third parties for the purpose of acquiring alternative lending-related investments and issuing securities, the payments on which are funded by payments received on such entities’ underlying investments. Such asset-backed securities, including mortgage-backed securities, may be issued in different tranches of debt and residual equity interests with different rights and preferences. The Diversified Alternatives Fund may hold any tranche of such asset-backed securities. The volume and frequency of the Diversified Alternatives Fund’s sales of pools of loans to securitization vehicles may increase as a more active and reliable secondary market develops over time.
(o) Shares, Certificates, Notes or Other Securities. The Diversified Alternatives Fund may invest in shares, certificates, notes or other securities representing the right to receive principal and interest payments due on fractions of whole loans or pools of whole loans. The platform or a separate special purpose entity organized by or on behalf of the platform may hold the whole loans underlying such investments on its books and issue to the Diversified Alternatives Fund, as an investor, a share, certificate, note or other security, the payments on which track and depend upon the borrower payments on the underlying loans. As with whole loans, the platforms or third-party servicers typically continue to service the underlying loans on which the performance of such securities is based. Such securities may be linked to any of the types of whole loans in which the Diversified Alternatives Fund may invest directly. Such securities may also track fractions of a whole loan. These securities may be sold through publicly registered offerings or through unregistered private offerings.
(p) Equity Securities. The Diversified Alternatives Fund may invest directly or indirectly in equity securities of both non-U.S. and U.S. small and mid-cap companies.
(q) Debt Securities. The Diversified Alternatives Fund may have exposure to the debt securities of U.S. or non-U.S. issuers. These debt securities may have fixed or floating interest rates; may or may not be collateralized; and may be below investment grade or unrated but judged by the Adviser to be of comparable quality (debt securities that are below investment grade are commonly called “junk bonds”). The Diversified Alternatives Fund has no limits as to the maturity of debt securities in which it invests directly or indirectly. Such investments may be within any maturity range (short, medium or long) depending on the Adviser’s evaluation of investment opportunities available within the debt securities market. Similarly, the Diversified Alternatives Fund has no limits as to the market capitalization range of the issuers.
(r) Distributions to Shareholders. The Funds intend to distribute to their shareholders substantially all investment company taxable income and net realized capital gains, if any, at least annually. The Funds may not declare or pay distributions to their shareholders if it does not meet asset coverage ratios under the 1940 Act. Distributions are recorded on ex-dividend date. The Funds may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.
(s) Foreign Securities and Currency Transactions. The Funds’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.
The Funds may invest in reinsurance-related securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of reinsurance-related security issuers are domiciled outside the United States, the Funds will normally invest a significant amount of their assets in non-U.S. entities. Accordingly, the Funds may invest without limitation in securities issued by non-U.S. entities, including those in emerging market countries. Certain SPVs in which the Funds invests may be sponsored by non-U.S. insurers that are not subject to the same regulation as that to which U.S. ceding insurers are subject. Such SPVs may pose a greater risk
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of loss, for example due to less stringent underwriting and/or risk-retention requirements. The Funds’ investments will consist primarily of event-linked bonds, Quota Share Notes and ILW Notes that provide the Funds with contractual rights under the terms of the bond issuance. While the contractual rights of such instruments are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers. For example, foreign issuers could be affected by factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the United States. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of the Funds’ investments in foreign securities. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Funds’ assets.
If the Funds invest in foreign issuers by purchasing American Depositary Receipts (“ADRs”) (U.S. dollar-denominated depositary receipts issued generally by banks and representing the deposit with the bank of a security of a non-U.S. issuer; ADRs are publicly traded on exchanges or over-the counter in the United States), the Funds are exposed to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities.
(t) Allocation of Income, Expenses, Gains/Losses. Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each fund are allocated daily to each share class based upon the ratio of net assets represented by each class as a percentage of the net assets of each fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated based on average net assets, with the exception of the High Yield Reinsurance Fund’s 12b-1 fees, which are expensed at 0.15% of average daily net assets of the Class M shares.
(u) Other. Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method. Realized gains and losses on securities sold are calculated on a first-in, first-out basis.
(v) Restricted Securities. The Funds may invest a substantial portion of their assets in securities that are restricted, but eligible for purchase and sale by certain qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publicly registered. Restricted securities may be deemed illiquid.
(w) REIT Distributions. The character of distributions received from real estate investment trusts (“REITs”) held by the Funds is generally made up of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(x) Rule 18f-4. The SEC adopted regulations under the 1940 Act governing the use of derivatives and certain related instruments by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a Fund can enter into, eliminates the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The High Yield Reinsurance Fund qualifies as a "limited derivatives user" as defined under Rule 18f-4 and as such, has adopted policies and procedures reasonably designed to manage such fund’s derivatives risk to ensure the Fund's derivatives exposure remains limited. As required by Rule 18f-4, the Diversified Alternatives Fund has adopted and implemented a derivatives risk management program to govern its use of derivatives and appointed a derivatives risk manager. The derivatives risk manager is appointed by the Board and conducts periodic reviews of the derivatives risk management program and reports findings back to the
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Notes to Financial Statements	October 31, 2024

Board. Rule 18f-4 restricts each Fund’s ability to engage in certain derivatives transactions and may increase the costs related to the Fund’s use of such derivatives transactions, which could adversely affect the value or performance of a Fund. In addition, the Diversified Alternatives Fund has elected to treat reverse repurchase agreements and similar financing transactions as derivatives for purposes of Rule 18f-4.
(y) New Accounting Pronouncements. In March 2020, FASB issued Accounting Standards Update 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) and in December 2022, the FASB issued Accounting Standards Update 2022-06, Reference Rate Reform (Topic 848), Deferral of the Sunset Date of Topic 848: Scope (“ASU 2022-06”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2022-06 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2024. Management is evaluating the impact of ASU 2020-04 and ASU 2022-06 on the Fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within regulatory deadlines.
In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07, among other things, (i) requires a public entity with a single reportable segment to provide all the disclosures required by Topic 280, (ii) requires a public entity to disclose the title and position of the Chief Operating Decision Maker (“CODM”) and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources, and (iii) enhances disclosure requirements about significant segment expenses that are regularly provided to the CODM.
ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods in fiscal years beginning after December 15, 2024. Management is evaluating the impact of ASU 2023-07 and does not expect the adoption of ASU 2023-07 to have a material impact on the Funds’ financial statements.
(z) Market Volatility. The value of the securities in the Funds may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Funds and their investments, including hampering the ability of the Adviser to invest the Funds’ assets as intended.
3. Federal Tax Matters
Provisions for federal income taxes or excise taxes have not been made because the Funds intend to be taxed as RICs and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.
For the year/period ended October 31, 2024, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Funds' net assets as follows:

	Total Distributable Earnings/(Loss)	Paid In Capital
High Yield Reinsurance Fund	$339,697	$(339,697)
Diversified Alternatives Fund	22,531,876	(22,531,876)

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Notes to Financial Statements	October 31, 2024

These differences primarily relate to realized foreign currency gains/(losses), investments in passive foreign investment companies and controlled foreign corporations, and non-deductible excise taxes paid.

	High Yield Reinsurance Risk Premium Fund	Diversified Alternatives Fund
Tax cost of investments	$3,372,220,637	$ 1,481,914,360
Unrealized appreciation	182,259,006	73,145,629
Unrealized depreciation	(259,269,204)	(150,046,006)
Net unrealized appreciation (depreciation)	(77,010,198)	(76,900,377)
Undistributed ordinary income	167,039,377	97,619,967
Undistributed long-term gain (capital loss carryover)	(135,041,888)	(70,393,037)
Total distributable earnings/(loss)	31,997,489	27,226,930
Other temporary differences	27,259,907	9,282,399
Total accumulated gain (loss)	$(17,752,802)	$(40,391,048)

The tax character of distributions paid during the period ended October 31, 2024 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
High Yield Reinsurance Fund	$367,700,010	$—	$—	$367,700,010
Diversified Alternatives Fund	133,113,850	—	—	133,113,850

Each of the Funds designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the funds related to net capital gain to zero for the tax year ended October 31, 2023.
The tax character of distributions paid during the period ended October 31, 2023 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
High Yield Reinsurance Fund	$149,857,899	$—	$—	$149,857,899
Diversified Alternatives Fund	9,414,732	5,008,666	—	14,423,398

As of October 31, 2024 certain Funds have tax basis capital losses which may be carried forward indefinitely to offset future capital gains as shown below:

	SHORT-TERM	LONG-TERM	TOTAL
High Yield Reinsurance Fund	$ (13,893,077)	$ (121,148,811)	$ (135,041,888)
Diversified Alternatives Fund	(43,018,624)	(27,374,413)	(70,393,037)

These differences primarily relate to realized foreign currency gains/(losses), investments in passive foreign investment companies and controlled foreign corporations, treatment of realized and unrealized losses on distressed loans, redemptions in kind gains and losses, and non-deductible excise taxes paid.
There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year(period) October 31, 2024, or for any other tax years which are open for exam. As of October 31, 2024, open tax years include the periods ended October 31, 2022, 2023 and 2024. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.
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Notes to Financial Statements	October 31, 2024

4. Agreements
(a) Investment Management Agreement. The Adviser is the Funds’ investment adviser and was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Funds.
As compensation for its services, the Adviser is paid by the High Yield Reinsurance Fund a fee, computed daily and paid monthly in arrears, at the annual rate of 1.50% of the Fund’s average daily net assets. As compensation for its services, the Adviser is paid by the Diversified Alternatives Fund a fee, computed daily and paid monthly in arrears, at the annual rate of (i) 0.00% of the Fund’s average daily net assets invested in any other fund advised by the Adviser and (ii) 1.50% of the Fund’s average daily net assets invested in other investments.
Through February 28, 2025 for the High Yield Reinsurance Fund, the Adviser has agreed to waive its advisory fee and/or pay or otherwise bear operating and other expenses of the Fund or classes thereof (excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business collectively, the (“Excluded Expenses”) solely to the extent necessary to limit the Fund’s total annual fund operating expenses, other than the Excluded Expenses, to 1.70% for Class I shares and 1.85% for Class M shares of the High Yield Reinsurance Fund (prior to March 1, 2022, 1.65% for Class I shares and 1.80% for class M shares). Through February 28, 2025 for the Diversified Alternatives Fund, the Adviser has agreed to waive its advisory fee and/or pay or otherwise bear operating and other expenses of the Fund or classes thereof (excluding the Fund's investment management fee, financial intermediary fees and expenses (including shareholder servicing fees and expenses, sub-transfer agency servicing fees and expenses and fees and expenses for custodial services rendered to shareholders), brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest payments on borrowed funds, loan servicing fees, loan collection and administration fees and expenses; interest and commitment fees; short dividend expense; acquired fund fees and expenses; taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded Diversified Alternatives Expenses”)) solely to the extent necessary to limit the Diversified Alternatives Fund's total annual fund operating expenses, other than Excluded Diversified Alternatives Expenses, to 0.40% for the Class I and Class J shares of the Diversified Alternatives Fund (prior to January 22, 2021, 0.55% for the Class J shares, previously Class M shares, of the Diversified Alternatives Fund). With respect to each Fund, the Adviser is permitted to recoup in later periods expenses attributable to a Class that the Adviser has paid or otherwise borne (whether through reduction of its advisory fee or otherwise) to the extent that the expenses for the Class of shares fall below the annual limitation rate in effect at the time of the actual waiver/reimbursement and to the extent that they do not cause the Class to exceed the annual rate in effect at the time of the recoupment. However, the Adviser shall not be, and under the expense limitation agreements that were in place during the period covered by this report the Adviser was not, permitted to recoup any such fees or expenses beyond three years from the month end in which the Adviser reduced a fee or reimbursed an expense. The Adviser has waived and recouped amounts as disclosed in each Fund’s Statement of Operations. As of October 31, 2024, the remaining amount of waived fees subject to be recouped in future years are as follows:

Fund	Remaining Amount to be Recouped (Expiring by October 31, 2025)	Remaining Amount to be Recouped (Expiring by October 31, 2026)	Remaining Amount to be Recouped (Expiring by October 31, 2027)
High Yield Reinsurance Fund	$125,016	$—	$—
Diversified Alternatives Fund	1,046,964	592,721	163,315

(b) Custodian, Administrator and Transfer Agent. The custodian to the Trust is U.S. Bank, N.A. The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Transfer Agent”), an affiliate of U.S. Bank, N.A.
(c) Distributor. Foreside Global Services, LLC (the “Distributor”) serves as the Funds’ distributor.
220	Stone Ridge Funds | Annual Report | October 31, 2024

Notes to Financial Statements	October 31, 2024

5. Distribution and Service Arrangements
Financial intermediaries may provide varying investment products, programs, platforms and accounts for the benefit of shareholders. Such intermediaries generally charge fees in connection with a variety of services, which may include (i) personal and account maintenance services, sub-transfer agency services and custodial services rendered to shareholders who are customers of the intermediary, including electronic transmission and processing of orders, electronic fund transfers between shareholders and the relevant Fund, reinvestment of distributions, settlement and reconciliation of transactions, liaising with the Transfer Agent, facilitation of electronic delivery to shareholders of Fund documentation, monitoring shareholder accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and other similar services (fees for such services, “servicing fees”) and/or (ii) activities or expenses primarily intended to result in the sale of shares (fees for such services, if any, “distribution fees” and, together with servicing fees, “intermediary fees”). Such fees may be based on the number of accounts or may be a percentage of the average value of accounts for which the intermediary provides services, and are intended to compensate intermediaries for their provision of services of the type that would be provided by the Transfer Agent or other service providers if the shares were registered on the books of the relevant Fund. The Funds do not believe that any portion of fees currently paid to financial intermediaries are distribution fees.
For the High Yield Reinsurance Fund, intermediary fees may be paid pursuant to a Distribution Plan (“12b-1 Plan”) adopted by the Fund with respect to its Class M shares, at the maximum annual rate of 0.15% of the Fund's average daily net assets attributable to Class M. These fees are paid out of the Fund’s Class M shares’ assets on an ongoing basis and may be administered or facilitated by the Distributor. Because Rule 12b-1 fees are paid out of the Fund’s Class M shares’ assets on an ongoing basis, over time these fees will increase the cost of a shareholder’s investment and may cost a shareholder more than other types of sales charges. If amounts remain from the Rule 12b-1 fees after the intermediaries have been paid, such amounts are reimbursed to the Fund. The Distributor does not retain any portion of the Rule 12b-1 fees. To the extent that there are expenses associated with shareholder services that exceed the amounts payable pursuant to the 12b-1 Plan, the Class M shares of the Fund will bear such expenses. For Class I shares of the Fund, the Adviser pays all intermediary fees.
For the Diversified Alternatives Fund, intermediary fees may be paid out of the Fund’s Class J shares’ assets on an ongoing basis. Because these intermediary fees are paid out of the Fund’s Class J shares’ assets on an ongoing basis, over time these fees will increase the cost of a shareholder’s investment and may cost a shareholder more than other types of charges. For Class J shares, the Adviser pays a portion of the intermediary fees, and the Class J shares bear the remainder. For Class I shares, the Adviser pays all intermediary fees. For the period ended October 31, 2024 intermediary fees of $146,509 were paid by Class J shares.
6. Related Parties
Certain officers of the Trust are also employees of the Adviser. The officers, with the exception of the Chief Compliance Officer, are not compensated by the Trust. The Trust pays a portion of the Chief Compliance Officer’s salary.
7. Investment Transactions
For the year ended October 31, 2024, aggregate purchases and sales of securities (excluding short-term securities) by the Funds were as follows:

	HIGH YIELD REINSURANCE FUND	DIVERSIFIED ALTERNATIVES FUND
Purchases	$1,538,026,217	$416,272,014
Sales	750,861,616	220,863,982
U.S. Government Security Purchases	—	—
U.S. Government Security Sales	—	—

Stone Ridge Funds | Annual Report | October 31, 2024	221

Notes to Financial Statements	October 31, 2024

8. Capital Share Transactions

High Yield Reinsurance Fund - Class I	Year Ended October 31, 2024	Year Ended October 31, 2023
Shares sold	147,570,833	145,767,979
Shares issued to holders in reinvestment of dividends	10,866,446	9,129,144
Shares redeemed	(51,929,419)	(89,738,621)
Net increase in shares	106,507,860	65,158,502
Shares outstanding:
Beginning of year	240,822,620	175,664,118
End of year	347,330,480	240,822,620

High Yield Reinsurance Fund - Class M
Shares sold	1,477,986	4,203,658
Shares issued to holders in reinvestment of dividends	710,008	770,399
Shares redeemed	(3,704,077)	(9,449,455)
Net decrease in shares	(1,516,083)	(4,475,398)
Shares outstanding:
Beginning of year	11,147,401	15,622,799
End of year	9,631,318	11,147,401

Diversified Alternatives Fund - Class I
Shares sold	62,418,375	47,579,818
Shares issued to holders in reinvestment of dividends	6,869,291	1,174,621
Shares redeemed	(30,952,417)	(8,633,335)
Net increase in shares	38,335,249	40,121,104
Shares outstanding:
Beginning of year	81,669,703	41,548,599
End of year	120,004,952	81,669,703

Diversified Alternatives Fund - Class J
Shares sold	3,761,049	1,108,107
Shares issued to holders in reinvestment of dividends	383,889	88,391
Shares redeemed	(1,768,905)	(612,697)
Net increase/decrease in shares	2,376,033	583,801
Shares outstanding:
Beginning of year	3,725,093	3,141,292
End of year	6,101,126	3,725,093

222	Stone Ridge Funds | Annual Report | October 31, 2024

Notes to Financial Statements	October 31, 2024

9. Transactions with Affiliate
The following is a summary of transactions during the year ended October 31, 2024 in which the issuers were affiliates of the fund as defined in Section (2)(a)(3) of the 1940 Act:

Diversified Alternatives Fund(1)
	Stone Ridge High Yield Reinsurance Risk Premium - Class I	Stone Ridge Art Risk Premium Fund - Common Shares	Total
November 1, 2023 Balance
Shares	719,796	—	719,796
Cost	$6,365,171	$—	$6,365,171
Additions
Shares	6,434,214	1,198,422	7,632,636
Cost	$ 58,639,056	$ 13,001,000	$ 71,640,056
Reductions
Shares	—	—	$—
Cost	$—	$—	$—
October 31, 2024 Balance
Shares	7,154,010	1,198,422	$8,352,432
Cost	$ 65,004,227	$ 13,001,000	$ 78,005,227
Value	$ 66,389,214	$ 12,799,145	$ 79,188,359
Dividend Income	$3,639,056	$—	$3,639,056
Realized Gain/(Loss)	$—	$—	$—
Change in Unrealized Appreciation (Depreciation)	$1,135,236	$(201,855)	$933,381

(1)
The Diversified Alternatives Fund is not paying advisory fees on its holdings of the High Yield Reinsurance Fund or Stone Ridge Art Risk Premium Fund as the Adviser is paid an advisory fee from the High Yield Reinsurance Fund and Stone Ridge Art Risk Premium Fund.

10. Financing Facility
The Funds may obtain leverage through borrowings in seeking to achieve their investment objectives. The Funds share a $125,000,000 umbrella line of credit in the form of an unsecured loan agreement with U.S. Bank National Association, which is effective November 28, 2017 through October 18, 2025. With respect to the High Yield Reinsurance Fund and the Diversified Alternatives Fund, the maximum withdrawal capacity for each Fund is 33.33% of the net market value of the assets of such Fund (not to exceed $125,000,000 outstanding across all Funds). The Funds did not borrow from the umbrella line of credit during the year ended October 31, 2024.
11. Subsequent Events Evaluation
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.
Stone Ridge Funds | Annual Report | October 31, 2024	223

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Stone Ridge High Yield Reinsurance Risk Premium Fund and Stone Ridge Diversified Alternatives Fund of Stone Ridge Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities (consolidated for Stone Ridge Diversified Alternatives Fund) of Stone Ridge Trust (the “Trust”) (comprising Stone Ridge High Yield Reinsurance Risk Premium Fund and Stone Ridge Diversified Alternatives Fund (collectively referred to as the “Funds”)), including the schedules of investments (consolidated for Stone Ridge Diversified Alternatives Fund), as of October 31, 2024, and the related statements of operations (consolidated for Stone Ridge Diversified Alternatives Fund), cash flows (consolidated for Stone Ridge Diversified Alternatives Fund), and changes in net assets (consolidated for Stone Ridge Diversified Alternatives Fund), and the financial highlights (consolidated for Stone Ridge Diversified Alternatives Fund) for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position (consolidated for Stone Ridge Diversified Alternatives Fund) of each of the Funds comprising the Trust at October 31, 2024, the results of their operations (consolidated for Stone Ridge Diversified Alternatives Fund), cash flows (consolidated for Stone Ridge Diversified Alternatives Fund), changes in net assets (consolidated for Stone Ridge Diversified Alternatives Fund) and financial highlights (consolidated for Stone Ridge Diversified Alternatives Fund) for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the Stone Ridge Trust	Statements of Operations and Cash Flows	Statements of Changes in Net Assets	Financial Highlights
Stone Ridge High Yield Reinsurance Risk Premium Fund	For the year ended October 31, 2024	For each of the two years in the period ended October 31, 2024	For each of the five years in the period ended October 31, 2024

Individual fund constituting the Stone Ridge Trust	Consolidated Statements of Operations and Cash Flows	Consolidated Statements of Changes in Net Assets	Consolidated Financial Highlights
Stone Ridge Diversified Alternatives Fund	For the year ended October 31, 2024	For each of the two years in the period ended October 31, 2024	For each of the four years in the period ended October 31, 2024 and the period from May 1, 2020 (commencement of operations) through October 31, 2020

Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

224	Stone Ridge Funds | Annual Report | October 31, 2024

Report of Independent Registered Public Accounting Firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Stone Ridge investment companies since 2013.

Minneapolis, Minnesota
December 30, 2024

Stone Ridge Funds | Annual Report | October 31, 2024	225

Additional Information (Unaudited)

1. Board Approval of the Continuation of the Investment Management Agreements
Throughout the year, the Board of Trustees (the “Board”) of Stone Ridge Trust (the “Trust”), including the members of the Board who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”), considers matters bearing on the investment management agreements between Stone Ridge Asset Management LLC (the “Adviser”) and the Trust, on behalf of each series of the Trust. On an annual basis, the Board, including the Independent Trustees, holds a meeting to determine whether to approve the continuation, ordinarily for an additional one-year period, of any investment management agreements that are proposed to be renewed.
At an in person meeting held on October 21, 2024, the Board, including a majority of the Independent Trustees, considered and approved the continuation for a one-year period of each of the investment management agreements (the “Existing Agreements”) between the Adviser and the Trust on behalf of Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Reinsurance Fund”) and Stone Ridge Diversified Alternatives Fund (the “Diversified Alternatives Fund” and together with High Yield Reinsurance Fund, the “Funds”). Prior to the meeting, the Independent Trustees received a memorandum from independent counsel describing their responsibilities in connection with the approval of the Existing Agreements. In evaluating each Existing Agreement, the Board considered information and materials furnished by the Adviser in advance of and at the meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Existing Agreements.
The Board’s consideration of each Existing Agreement included but was not limited to: (1) the nature, extent and quality of the services provided by the Adviser; (2) the investment performance of the Funds and the Adviser; (3) the cost of the services provided and the profits and other benefits realized by the Adviser from its relationship with each Fund; and (4) the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect such economies of scale for the benefit of shareholders of the Funds. In determining whether to approve the continuation of the Existing Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative; individual trustees may have evaluated the information presented differently from one another, giving different weights to various factors.
In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the investment management services provided by the Adviser, including management of each Fund’s portfolio in accordance with its investment objective, investment policies, investment restrictions and applicable law; the unique and complex nature of the Funds’ investment programs in the registered fund space; investment selection and monitoring; selection of trading counterparties and order management; the creation and implementation of ongoing analytical and risk management strategies; the Adviser’s investment in infrastructure, proprietary software, technology and personnel needed to implement each Fund’s investment program; and the oversight and/or implementation of policies and procedures necessary to fulfill these responsibilities.
The Board also considered other services provided by the Adviser, including proxy voting (to the extent applicable), monitoring potential conflicts of interest and maintaining regulatory compliance programs for the Funds. In addition, the Board considered the qualifications and professional backgrounds of the Adviser’s personnel who provide significant advisory or other services to each Fund under the applicable Existing Agreement and analyzed the Adviser’s ongoing ability to service the Funds through such personnel. Based on this and related information, the Board, including the Independent Trustees, concluded that the nature, extent and quality of services supported the continuation of the Existing Agreements.
In considering the investment performance of the Funds and the Adviser, the Board reviewed information provided by the Adviser relating to each Fund’s performance together with the performance of each Fund’s corresponding indices. For each Fund, the Board considered the performance information for the one-month, three-month, six-month, one-year, three-year, five-year and ten-year (High Yield Reinsurance Fund) periods ended August 31, 2024 as well as for the period ended August 31, 2024 since each Fund’s inception. The Board also reviewed performance information for funds within Morningstar categories of U.S. non-traditional bond fund strategies and U.S. fund miscellaneous fixed income strategies (for the High Yield Reinsurance Fund) and U.S. fund multi-strategies (for the Diversified Alternatives Fund), in each case, with specified characteristics and within a specified size range relative to the Funds, as determined by the Adviser in consultation with the
226	Stone Ridge Funds | Annual Report | October 31, 2024

Additional Information (Unaudited)

Funds’ third-party administrator (the “peer groups”). The Board considered the performance information for any comparable registered investment funds managed by the Adviser. The Board also considered the Adviser’s explanation that it does not manage any other accounts with strategies similar to those of the Funds and that there are very few, if any, funds that follow investment strategies similar to those of the Funds due to the unique nature of the Funds’ investment strategies among registered funds, thus making it difficult to identify appropriate peer groups for the Funds and that the peer groups identified were based on an assessment of how the Adviser and the Funds’ third-party administrator believed Morningstar would likely categorize the Funds. The Board, including the Independent Trustees, concluded that each Fund’s performance in light of all relevant factors supported the renewal of the Existing Agreement relating to that Fund.
In considering the cost of services provided and the benefits realized by the Adviser from its relationship with each Fund, the Board considered the fees paid under each Existing Agreement, the expense ratio for each Fund and any contractual expense limitation undertaken by the Adviser. In considering the appropriateness of the management fees, expense ratios and expense limitations applicable to the Funds, the Board also compared this data against the corresponding information for the funds in the applicable peer group. The Board took into consideration information provided by the Adviser relating to the Adviser’s financial health, profitability and the benefits that the Adviser derives from the Existing Agreements. The Board also noted that the Adviser may receive reputational benefits from its relationships with the Funds. Based on the foregoing information and other factors deemed relevant, the Board, including the Independent Trustees, concluded that the management fee arrangements applicable to each of the Funds pursuant to the Existing Agreements were fair and reasonable and that the costs of the services the Adviser provided and the related benefits to the Adviser in respect of its relationships with the Funds supported the continuation of the Existing Agreements.
Finally, the Board considered the extent to which economies of scale in the provision of services by the Adviser would be realized as the Funds grow and whether the Funds’ fee levels reflect such economies of scale, such as through breakpoints in their investment management fees or through expense waiver and/or limitation agreements. The Board noted the Adviser’s views regarding its ability to achieve economies of scale in respect of the different asset classes represented by the Funds’ investment programs. In addition, the Board noted that each of the Funds was subject to a contractual expense limitation agreement. The Board noted that the Adviser generally sets the expense limitations for the Funds, if any, at levels that it believes reflect market levels for the services provided to, and expenses borne by, the Funds. After reviewing this and related information, the Board, including the Independent Trustees, concluded that the extent to which economies of scale currently are shared with the Funds supported the continuation of the Existing Agreements.
Based on a consideration and evaluation of all factors deemed to be relevant, including the foregoing matters and the Board’s determination that the continuation of each of the Existing Agreements was in the best interests of the shareholders, the Board, including the Independent Trustees, concluded that each of the Existing Agreements should be continued for a one-year period.
2. Shareholder Notification of Federal Tax Status
For the fiscal year ended October 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PERCENTAGES
High Yield Reinsurance Fund	0.00%
Diversified Alternatives Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year October 31, 2024 was as follows:

PERCENTAGES
High Yield Reinsurance Fund	0.00%
Diversified Alternatives Fund	0.00%

Stone Ridge Funds | Annual Report | October 31, 2024	227

Additional Information (Unaudited)

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

PERCENTAGES
High Yield Reinsurance Fund	0.00%
Diversified Alternatives Fund	14.02%

The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Section 871(k)(1)(C) for each Fund were as follows:

PERCENTAGES
High Yield Reinsurance Fund	3.15%
Diversified Alternatives Fund	14.45%

Shareholders should not use the above information to prepare their tax returns. Since the Funds’ fiscal year is not the calendar year, another notification is available with respect to calendar year 2024. Such notification, which reflects the amount to be used by calendar year taxpayers on their Federal income tax returns, will be made in conjunction with shareholder year-end tax reporting in February 2024. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in the Fund.
3. Disclosure Regarding Fund Trustees and Officers
Independent Trustees(1)

Name (Year of Birth)	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee(2)	Other Directorships / Trusteeships Held by Trustee During the Past 5 Years
Jeffery Ekberg (1965)	Trustee	since inception	Self-employed (personal investing), since 2011; Principal, TPG Capital, L.P. (private equity firm) until 2011; Chief Financial Officer, Newbridge Capital, LLC (subsidiary of TPG Capital, L.P.) until 2011	40	None.
Daniel Charney (1970)	Trustee	since inception	Co-President, Cowen and Company, Cowen Inc. (financial services firm) since 2012	40	None.

Interested Trustee

Name (Year of Birth)	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee(2)	Other Directorships / Trusteeships Held by Trustee During the Past 5 Years
Ross Stevens (1969)(3)	Trustee, Chairman	since inception	Founder and Chief Executive Officer of Stone Ridge since 2012	40	None.

(1)	Information as of October 31, 2024.
228	Stone Ridge Funds | Annual Report | October 31, 2024

Additional Information (Unaudited)

(2)	Each Trustee serves until resignation or removal from the Board.
(3)
The Fund Complex includes the Trust and Stone Ridge Trust, Stone Ridge Trust II, Stone Ridge Trust IV, Stone Ridge Trust V, and Stone Ridge Trust VIII, other investment companies managed by the Adviser.

(4)	Mr. Stevens is an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, due to his position with the Adviser.
Officers of the Trust

Name (Year of Birth) and Address(1)(2)	Position(s) Held with the Trust	Term of Office and Length of Time Served(3)	Principal Occupation(s) During Past 5 Years
Ross Stevens (1969)	President, Chief Executive Officer and Principal Executive Officer	since inception	Founder and Chief Executive Officer of the Adviser, since 2012.
Lauren D. Macioce (1978)	Chief Compliance Officer, Secretary, Chief Legal Officer and Anti-Money Laundering Compliance Officer	since 2016	General Counsel and Chief Compliance Officer of the Adviser, since 2016.
Maura Keselowsky (1983)	Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer	since July 2024	Supervising Fund Controller at the Adviser, since 2022; member of Finance at the Adviser, since 2018
Anthony Zuco (1975)	Assistant Treasurer	since 2018	Supervising Fund Controller at the Adviser, since 2015-2022; member of Finance at the Adviser, since 2015.
Alexander Nyren (1980)	Assistant Secretary	since 2018	Head of Reinsurance of the Adviser, since 2018; member of Reinsurance portfolio management team at the Adviser, since 2013.
Leson Lee (1975)	Assistant Treasurer	since 2019	Member of Operations at the Adviser, since 2018.
Domingo Encarnacion (1983)	Assistant Treasurer	since 2020	Tax Manager at the Adviser, since 2016.
Stanley Weinberg (1989)	Assistant Treasurer	since 2023	Member of Operations at the Adviser, since 2019.
Daniel Gross (1984)	Assistant Treasurer	since 2023	Member of Operations at the Adviser, since 2019
Connor O’Neill (1990)	Assistant Treasurer	since April 2024	Member of Operations at the Adviser, since 2020; Operations Manager at Junto Capital Management (2015-2019).
Shamil Kotecha (1986)	Assistant Treasurer	since October 2024	Member of Legal and Compliance at the Adviser, since 2018.

(1)	Each officer’s mailing address is c/o Stone Ridge Asset Management LLC, One Vanderbilt Avenue, 65th Floor, New York, NY 10017.
(2)	Each of the officers is an affiliated person of the Adviser as a result of his or her position with the Adviser.
(3)	The term of office of each officer is indefinite.
Stone Ridge Funds | Annual Report | October 31, 2024	229

Additional Information (Unaudited)

4. Availability of Quarterly Portfolio Holdings Schedules
The Funds are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ filings on Part F of Form N-PORT are available without charge on the SEC’s website, www.sec.gov, or upon request by calling 1.855.609.3680.
5. Proxy Voting Policies and Procedures and Proxy Voting Record
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov. The Funds are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.
6. Liquidity Risk Management Program
The Funds have adopted a liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the 1940 Act for the purpose of assessing and managing the Funds’ liquidity risk, which is the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Board has designated the Adviser to administer the Program, and the Adviser has established a Liquidity Risk Management Committee to be responsible for the Program’s operation. Under the Program, the Liquidity Risk Management Committee manages the Funds’ liquidity risk by monitoring the liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools available to the Funds for meeting shareholder redemptions, among other means. From November 1, 2023, through October 31, 2024, the Program supported the Funds’ ability to honor redemption requests timely and the Adviser’s management of the Funds’ liquidity risk. There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.
230	Stone Ridge Funds | Annual Report | October 31, 2024

Investment Adviser
Stone Ridge Asset Management LLC
One Vanderbilt Avenue, 65th Floor
New York, NY 10017
Independent Registered Public Accounting Firm
Ernst & Young LLP
700 Nicollet Mall, Suite 500
Minneapolis, MN 55402
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199
Custodians
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
Inspira Financial Trust, LLC
2001 Spring Road #700
Oak Brook, IL 60523
Distributor
Foreside Global Services, LLC
Three Canal Plaza, Suite 100
Portland, Main 04101
Administrator, Transfer Agent and Dividend Disbursing Agent
U.S. Bancorp Fund Services, LLC,
doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
This report has been prepared for shareholders and must be preceded or accompanied by an effective prospectus,which includes information regarding the Funds’ investment objectives, risks, experience of its management andother information.

Stone Ridge Funds P.O. Box 701 Milwaukee, WI 53201-0701
855-609-3680 www.stoneridgefunds.com	SQANNU

(b)	Financial Highlights are included within the report to shareholders filed under Item 7 of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The registrant’s President and Treasurer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust

By (Signature and Title)	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	1/10/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	1/10/25

By (Signature and Title)*	/s/ Maura Keselowsky
Maura Keselowsky, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date	1/10/25